UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

     Principal Variable Contracts Funds, Inc. (Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices)	(Zip code)

     Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	December 31, 2009

Date of reporting period:	June 30, 2009

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2009

Table of Contents

Shareholder Expense Example	1
Financial Statements	5
Notes to Financial Statements	51
Schedules of Investments	83
Financial Highlights	306
Supplemental Information	338

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

Asset Allocation Account Class 1
Actual	$1,000.00	$1,031.11	$4.43	0.88%
Hypothetical	1,000.00	1,020.43	4.41	0.88
Balanced Account Class 1
Actual	1,000.00	1,033.73	3.48	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69
Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,082.35	2.38	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46
Diversified International Account Class 1
Actual	1,000.00	1,039.84	4.86	0.96
Hypothetical	1,000.00	1,020.03	4.81	0.96
Diversified International Account Class 2
Actual	1,000.00	1,037.51	6.11	1.21
Hypothetical	1,000.00	1,018.79	6.06	1.21
Equity Income Account Class 1
Actual	1,000.00	990.16	2.71	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Equity Income Account Class 2
Actual	1,000.00	989.03	3.95	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

Government & High Quality Bond Account Class 1
Actual	$1,000.00	$1,010.81	$2.34	0.47%
Hypothetical	1,000.00	1,022.46	2.36	0.47
Income Account Class 1
Actual	1,000.00	1,090.17	2.64	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Income Account Class 2
Actual	1,000.00	1,089.75	3.94	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
International Emerging Markets Account Class 1
Actual	1,000.00	1,279.93	8.14	1.44
Hypothetical	1,000.00	1,017.65	7.20	1.44
International SmallCap Account Class 1
Actual	1,000.00	1,094.22	7.32	1.41
Hypothetical	1,000.00	1,017.80	7.05	1.41
LargeCap Blend Account II Class 1
Actual	1,000.00	1,062.87	3.99	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78
LargeCap Blend Account II Class 2
Actual	1,000.00	1,058.71	5.26	1.03
Hypothetical	1,000.00	1,019.69	5.16	1.03
LargeCap Growth Account Class 1
Actual	1,000.00	1,038.58	3.54	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
LargeCap Growth Account Class 2
Actual	1,000.00	1,038.18	4.80	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
LargeCap Growth Account I Class 1
Actual	1,000.00	1,213.31	4.34	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,030.95	1.41	0.28
Hypothetical	1,000.00	1,023.41	1.40	0.28
LargeCap Value Account Class 1
Actual	1,000.00	968.08	3.03	0.62
Hypothetical	1,000.00	1,021.72	3.11	0.62
LargeCap Value Account III Class 1
Actual	1,000.00	987.31	3.74	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
MidCap Blend Account Class 1
Actual	1,000.00	1,088.94	3.21	0.62
Hypothetical	1,000.00	1,021.72	3.11	0.62
MidCap Growth Account I Class 1
Actual	1,000.00	1,104.89	4.85	0.93
Hypothetical	1,000.00	1,020.18	4.66	0.93
MidCap Stock Account Class 1
Actual	1,000.00	1,019.53	3.96	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
MidCap Stock Account Class 2
Actual	1,000.00	1,017.70	5.20	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

MidCap Value Account II Class 1
Actual	$1,000.00	$1,015.37	$5.05	1.01%
Hypothetical	1,000.00	1,019.79	5.06	1.01
Money Market Account Class 1
Actual	1,000.00	1,002.21	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Money Market Account Class 2
Actual	1,000.00	1,001.80	2.68	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54
Mortgage Securities Account Class 1
Actual	1,000.00	1,031.04	2.57	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Mortgage Securities Account Class 2
Actual	1,000.00	1,030.66	3.83	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,054.35	3.31	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,053.67	4.58	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,061.12	0.77	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15
Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,062.65	0.66	0.13
Hypothetical	1,000.00	1,024.15	0.65	0.13
Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,058.28	0.77	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15
Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,059.72	0.71	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,059.81	0.72	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,054.05	0.71	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Real Estate Securities Account Class 1
Actual	1,000.00	883.78	4.30	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92
Real Estate Securities Account Class 2
Actual	1,000.00	883.34	5.46	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
SAM Balanced Portfolio Class 1
Actual	1,000.00	1,053.46	1.32	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Balanced Portfolio Class 2
Actual	1,000.00	1,053.20	2.60	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

SAM Conservative Balanced Portfolio Class 1
Actual	$1,000.00	$1,062.00	$1.33	0.26%
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,060.32	2.61	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,042.04	1.32	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,041.11	2.58	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,072.05	1.34	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,070.36	2.62	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,039.92	1.32	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,038.41	2.58	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Short-Term Bond Account Class 1
Actual	1,000.00	1,051.19	2.59	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Short-Term Income Account Class 1
Actual	1,000.00	1,057.95	2.65	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Short-Term Income Account Class 2
Actual	1,000.00	1,059.20	3.93	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77
SmallCap Blend Account Class 1
Actual	1,000.00	998.18	4.41	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
SmallCap Growth Account II Class 1
Actual	1,000.00	1,080.84	5.47	1.06
Hypothetical	1,000.00	1,019.54	5.31	1.06
SmallCap Growth Account II Class 2
Actual	1,000.00	1,079.70	6.76	1.31
Hypothetical	1,000.00	1,018.30	6.56	1.31
SmallCap Value Account I Class 1
Actual	1,000.00	931.21	4.84	1.01
Hypothetical	1,000.00	1,019.79	5.06	1.01
SmallCap Value Account I Class 2
Actual	1,000.00	930.04	6.03	1.26
Hypothetical	1,000.00	1,018.55	6.31	1.26

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

			Bond &
			Mortgage
	Asset Allocation	Balanced	Securities
Amounts in thousands, except per share amounts	Account	Account	Account

Investment in securities--at cost	$ 66,488	$ 61,494	$ 453,784

Assets
Investment in securities--at value	$ 61,394	$ 56,414	$ 395,755
Cash	864	106	1,827
Receivables:
Dividends and interest	225	234	2,952
Foreign currency contracts	118	–	–
Fund shares sold	50	2	1,669
Investment securities sold	2,100	1,697	6,507
Swap premiums paid	–	–	3,703
Unrealized gain on swap agreements	–	–	46
Variation margin on futures contracts	457	–	–

Total Assets	65,208	58,453	412,459
Liabilities
Accrued management and investment advisory fees	39	26	116
Accrued directors expenses	1	1	3
Accrued other expenses	12	17	10
Payables:

Foreign currency contracts	141	–	–
Fund shares redeemed	23	1	200
Investment securities purchased	5,114	5,896	87,214
Swap premiums received	–	–	381
Unrealized loss on swap agreements	–	–	1,824
Variation margin on futures contracts	–	2	–

Total Liabilities	5,330	5,943	89,748

Net Assets Applicable to Outstanding Shares	$ 59,878	$ 52,510	$ 322,711

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 66,206	$ 75,457	$ 416,128
Accumulated undistributed (overdistributed) net investment income (operating loss)	549	717	7,924
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,744)	(18,577)	(41,534)
Net unrealized appreciation (depreciation) of investments	(5,113)	(5,087)	(59,807)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	(20)	–	–

Total Net Assets	$ 59,878	$ 52,510	$ 322,711

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 59,878	$ 52,510	$ 322,711
Shares issued and outstanding	5,961	4,992	34,602
Net Asset Value per share	$ 10.05	$ 10.52	$ 9.33

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality
Amounts in thousands, except per share amounts	Account	Account	Bond Account

Investment in securities--at cost	$ 309,673	$ 386,166	$ 271,771

Foreign currency--at cost	$ 579	$ –	$ –

Assets
Investment in securities--at value	$ 296,259	$ 352,045	$ 259,716
Foreign currency--at value	576	–	–
Cash	84	1,311	897
Receivables:
Dividends and interest	1,056	1,040	1,102
Foreign tax refund	20	–	–
Fund shares sold	6	97	1,804
Investment securities sold	1,630	390	167

Total Assets	299,631	354,883	263,686
Liabilities
Accrued management and investment advisory fees	208	153	93
Accrued distribution fees	–	6	–
Accrued directors expenses	3	3	3
Accrued other expenses	164	7	4
Payables:
Fund shares redeemed	591	844	113
Investment securities purchased	2,110	7,806	14,582

Total Liabilities	3,076	8,819	14,795

Net Assets Applicable to Outstanding Shares	$ 296,555	$ 346,064	$ 248,891

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 470,570	$ 486,855	$ 276,174
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,393	6,009	5,035
Accumulated undistributed (overdistributed) net realized gain (loss)	(164,014)	(112,679)	(20,263)
Net unrealized appreciation (depreciation) of investments	(13,414)	(34,121)	(12,055)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	20	–	–

Total Net Assets	$ 296,555	$ 346,064	$ 248,891

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 294,568	$ 316,984	$ 248,891
Shares issued and outstanding	31,647	28,655	24,694
Net Asset Value per share	$ 9.31	$ 11.06	$ 10.08

Class 2: Net Assets	$ 1,987	$ 29,080	N/A
Shares issued and outstanding	212	2,643
Net Asset Value per share	$ 9.37	$ 11.00

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

		International	International
		Emerging	SmallCap
Amounts in thousands, except per share amounts	Income Account	Markets Account	Account

Investment in securities--at cost	$ 169,245	$ 121,633	$ 82,390

Foreign currency--at cost	$ –	$ 750	$ 151

Assets
Investment in securities--at value	$ 166,002	$ 127,611	$ 86,975
Foreign currency--at value	–	752	151
Cash	399	–	87
Receivables:
Dividends and interest	2,230	463	256
Foreign tax refund	–	90	–
Fund shares sold	116	8	6
Investment securities sold	–	1,877	369

Total Assets	168,747	130,801	87,844
Liabilities
Accrued management and investment advisory fees	66	133	85
Accrued distribution fees	1	–	–
Accrued directors expenses	1	1	2
Accrued other expenses	4	129	74
Cash overdraft	–	17	–
Payables:
Fund shares redeemed	33	22	54
Investment securities purchased	1,645	2,200	720

Total Liabilities	1,750	2,502	935

Net Assets Applicable to Outstanding Shares	$ 166,997	$ 128,299	$ 86,909

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 168,871	$ 187,316	$ 154,760
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,918	537	320
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,549)	(65,520)	(72,755)
Net unrealized appreciation (depreciation) of investments	(3,243)	5,978	4,585
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	–	(12)	(1)

Total Net Assets	$ 166,997	$ 128,299	$ 86,909

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 159,943	$ 128,299	$ 86,909
Shares issued and outstanding	16,724	11,319	8,937
Net Asset Value per share	$ 9.56	$ 11.33	$ 9.72

Class 2: Net Assets	$ 7,054	N/A	N/A
Shares issued and outstanding	740
Net Asset Value per share	$ 9.53

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

			LargeCap
	LargeCap Blend	LargeCap	Growth
Amounts in thousands, except per share amounts	Account II	Growth Account	Account I

Investment in securities--at cost	$ 188,176	$ 192,461	$ 185,900

Assets
Investment in securities--at value	$ 159,777	$ 187,870	$ 179,255
Cash	766	647	973
Receivables:
Dividends and interest	218	55	87
Fund shares sold	13	49	9
Investment securities sold	–	–	403

Total Assets	160,774	188,621	180,727
Liabilities
Accrued management and investment advisory fees	100	107	116
Accrued directors expenses	2	1	2
Accrued other expenses	14	13	5
Payables:
Fund shares redeemed	2,162	62	144
Variation margin on futures contracts	19	–	20

Total Liabilities	2,297	183	287

Net Assets Applicable to Outstanding Shares	$ 158,477	$ 188,438	$ 180,440

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 243,185	$ 297,571	$ 247,283
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,247	210	(5)
Accumulated undistributed (overdistributed) net realized gain (loss)	(57,482)	(104,752)	(60,126)
Net unrealized appreciation (depreciation) of investments	(28,473)	(4,591)	(6,712)

Total Net Assets	$ 158,477	$ 188,438	$ 180,440

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 157,703	$ 187,858	$ 180,440
Shares issued and outstanding	31,009	17,969	12,689
Net Asset Value per share	$ 5.09	$ 10.45	$ 14.22

Class 2: Net Assets	$ 774	$ 580	N/A
Shares issued and outstanding	151	55
Net Asset Value per share	$ 5.11	$ 10.48

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	LargeCap S&P
	500 Index	LargeCap Value	LargeCap Value
Amounts in thousands, except per share amounts	Account	Account	Account III

Investment in securities--at cost	$ 118,988	$ 145,215	$ 203,127

Assets
Investment in securities--at value	$ 97,417	$ 133,455	$ 183,949
Cash	183	101	1,730
Receivables:
Dividends and interest	131	189	291
Fund shares sold	11	137	22
Investment securities sold	74	20,702	121

Total Assets	97,816	154,584	186,113
Liabilities
Accrued management and investment advisory fees	20	67	116
Accrued directors expenses	2	2	2
Accrued other expenses	10	5	9
Payables:
Fund shares redeemed	377	31	1,723
Investment securities purchased	107	20,475	131
Variation margin on futures contracts	15	5	48

Total Liabilities	531	20,585	2,029

Net Assets Applicable to Outstanding Shares	$ 97,285	$ 133,999	$ 184,084

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 125,974	$ 211,112	$ 279,837
Accumulated undistributed (overdistributed) net investment income (operating loss)	971	1,577	1,889
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,013)	(66,911)	(78,519)
Net unrealized appreciation (depreciation) of investments	(21,647)	(11,779)	(19,123)

Total Net Assets	$ 97,285	$ 133,999	$ 184,084

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 97,285	$ 133,999	$ 184,084
Shares issued and outstanding	14,935	7,436	25,511
Net Asset Value per share	$ 6.51	$ 18.02	$ 7.22

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	MidCap Blend	MidCap Growth	MidCap Stock
Amounts in thousands, except per share amounts	Account	Account I	Account

Investment in securities--at cost	$ 324,583	$ 49,807	$ 53,101

Foreign currency--at cost	$ 20	$ –	$ –

Assets
Investment in securities--at value	$ 271,779	$ 41,449	$ 55,198
Foreign currency--at value	20	–	–
Cash	1,071	359	176
Receivables:
Dividends and interest	156	45	89
Fund shares sold	23	31	14
Investment securities sold	1,217	–	–

Total Assets	274,266	41,884	55,477
Liabilities
Accrued management and investment advisory fees	136	30	34
Accrued distribution fees	–	–	2
Accrued directors expenses	3	1	1
Accrued other expenses	7	5	8
Payables:
Fund shares redeemed	1,538	1	23
Investment securities purchased	3,237	–	128

Total Liabilities	4,921	37	196

Net Assets Applicable to Outstanding Shares	$ 269,345	$ 41,847	$ 55,281

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 334,724	$ 62,379	$ 58,790
Accumulated undistributed (overdistributed) net investment income (operating loss)	295	92	286
Accumulated undistributed (overdistributed) net realized gain (loss)	(12,870)	(12,266)	(5,892)
Net unrealized appreciation (depreciation) of investments	(52,804)	(8,358)	2,097

Total Net Assets	$ 269,345	$ 41,847	$ 55,281

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 269,345	$ 41,847	$ 47,030
Shares issued and outstanding	10,589	6,315	5,795
Net Asset Value per share	$ 25.44	$ 6.63	$ 8.12

Class 2: Net Assets	N/A	N/A	$ 8,251
Shares issued and outstanding			1,025
Net Asset Value per share			$ 8.05

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

			Mortgage
	MidCap Value	Money Market	Securities
Amounts in thousands, except per share amounts	Account II	Account	Account

Investment in securities--at cost	$ 90,756	$ 445,116	$ 182,981

Assets
Investment in securities--at value	$ 81,173	$ 445,116	$ 183,958
Cash	74	12	1,310
Receivables:
Dividends and interest	182	94	925
Expense reimbursement from Manager	4	–	–
Expense reimbursement from Underwriter	–	2	–
Fund shares sold	3	185	369
Investment securities sold	2,552	52	29
Prepaid expenses	–	44	–

Total Assets	83,988	445,505	186,591
Liabilities
Accrued management and investment advisory fees	71	152	72
Accrued distribution fees	–	2	–
Accrued directors expenses	1	4	1
Accrued other expenses	6	–	5
Payables:
Dividends payable	–	13	–
Fund shares redeemed	2,922	1,179	44
Investment securities purchased	2,049	–	2,353

Total Liabilities	5,049	1,350	2,475

Net Assets Applicable to Outstanding Shares	$ 78,939	$ 444,155	$ 184,116

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 142,938	$ 444,457	$ 186,426
Accumulated undistributed (overdistributed) net investment income (operating loss)	744	–	2,825
Accumulated undistributed (overdistributed) net realized gain (loss)	(55,160)	(302)	(6,112)
Net unrealized appreciation (depreciation) of investments	(9,583)	–	977

Total Net Assets	$ 78,939	$ 444,155	$ 184,116

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 78,939	$ 435,852	$ 182,103
Shares issued and outstanding	10,056	436,143	18,166
Net Asset Value per share	$ 7.85	$ 1.00	$ 10.02

Class 2: Net Assets	N/A	$ 8,303	$ 2,013
Shares issued and outstanding		8,314	201
Net Asset Value per share		$ 1.00	$ 10.03

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	Principal Capital	Principal	Principal
	Appreciation	LifeTime 2010	LifeTime 2020
Amounts in thousands, except per share amounts	Account(a)	Account	Account

Investment in securities--at cost	$ 66,684	$ –	$ –

Investment in affiliated securities--at cost	$ –	$ 50,156	$ 210,282

Assets
Investment in securities--at value	$ 79,236	$ –	$ –
Investment in affiliated securities--at value	–	35,011	142,058
Cash	118	–	–
Receivables:
Dividends and interest	76	31	87
Fund shares sold	7	11	36
Investment securities sold	167	–	–

Total Assets	79,604	35,053	142,181
Liabilities
Accrued management and investment advisory fees	41	4	15
Accrued distribution fees	2	–	–
Accrued directors expenses	1	1	2
Accrued other expenses	6	2	2
Payables:
Fund shares redeemed	51	63	307
Investment securities purchased	80	–	–

Total Liabilities	181	70	326

Net Assets Applicable to Outstanding Shares	$ 79,423	$ 34,983	$ 141,855

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 68,792	$ 51,285	$ 211,896
Accumulated undistributed (overdistributed) net investment income (operating loss)	338	912	3,170
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,259)	(2,069)	(4,987)
Net unrealized appreciation (depreciation) of investments	12,552	(15,145)	(68,224)

Total Net Assets	$ 79,423	$ 34,983	$ 141,855

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 72,870	$ 34,983	$ 141,855
Shares issued and outstanding	4,642	4,283	17,064
Net Asset Value per share	$ 15.70	$ 8.17	$ 8.31

Class 2: Net Assets	$ 6,553	N/A	N/A
Shares issued and outstanding	419
Net Asset Value per share	$ 15.64

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	Principal	Principal	Principal
	LifeTime 2030	LifeTime 2040	LifeTime 2050
Amounts in thousands, except per share amounts	Account	Account	Account

Investment in affiliated securities--at cost	$ 49,759	$ 18,970	$ 12,214

Assets
Investment in affiliated securities--at value	$ 37,408	$ 12,365	$ 7,944
Receivables:
Dividends and interest	27	4	2
Fund shares sold	34	5	3

Total Assets	37,469	12,374	7,949
Liabilities
Accrued management and investment advisory fees	4	1	1
Accrued directors expenses	1	1	1
Accrued other expenses	2	2	2
Payables:
Fund shares redeemed	25	5	–

Total Liabilities	32	9	4

Net Assets Applicable to Outstanding Shares	$ 37,437	$ 12,365	$ 7,945

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 49,645	$ 19,470	$ 12,497
Accumulated undistributed (overdistributed) net investment income (operating loss)	437	116	51
Accumulated undistributed (overdistributed) net realized gain (loss)	(294)	(616)	(333)
Net unrealized appreciation (depreciation) of investments	(12,351)	(6,605)	(4,270)

Total Net Assets	$ 37,437	$ 12,365	$ 7,945

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 37,437	$ 12,365	$ 7,945
Shares issued and outstanding	4,605	1,511	986
Net Asset Value per share	$ 8.13	$ 8.18	$ 8.06

See accompanying notes.

13

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	Principal
	LifeTime	Real Estate
	Strategic Income	Securities	SAM Balanced
Amounts in thousands, except per share amounts	Account	Account	Portfolio

Investment in securities--at cost	$ –	$ 143,818	$ –

Investment in affiliated securities--at cost	$ 26,272	$ –	$ 683,004

Assets
Investment in securities--at value	$ –	$ 110,873	$ –
Investment in affiliated securities--at value	20,207	–	606,876
Cash	–	48	–
Receivables:
Dividends and interest	26	407	464
Fund shares sold	1	9	147

Total Assets	20,234	111,337	607,487
Liabilities
Accrued management and investment advisory fees	2	84	120
Accrued distribution fees	–	–	22
Accrued directors expenses	1	2	5
Accrued other expenses	2	5	3
Payables:
Fund shares redeemed	286	95	249

Total Liabilities	291	186	399

Net Assets Applicable to Outstanding Shares	$ 19,943	$ 111,151	$ 607,088

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 26,236	$ 206,354	$ 690,108
Accumulated undistributed (overdistributed) net investment income (operating loss)	626	1,738	16,403
Accumulated undistributed (overdistributed) net realized gain (loss)	(854)	(63,996)	(23,295)
Net unrealized appreciation (depreciation) of investments	(6,065)	(32,945)	(76,128)

Total Net Assets	$ 19,943	$ 111,151	$ 607,088

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 19,943	$ 110,702	$ 501,823
Shares issued and outstanding	2,330	14,715	42,952
Net Asset Value per share	$ 8.56	$ 7.52	$ 11.68

Class 2: Net Assets	N/A	$ 449	$ 105,265
Shares issued and outstanding		59	9,059
Net Asset Value per share		$ 7.57	$ 11.62

See accompanying notes.

14

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	SAM
	Conservative	SAM
	Balanced	Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Portfolio	Growth Portfolio	Income Portfolio

Investment in affiliated securities--at cost	$ 132,918	$ 217,255	$ 143,783

Assets
Investment in affiliated securities--at value	$ 125,394	$ 178,035	$ 141,534
Receivables:
Dividends and interest	115	79	176
Fund shares sold	195	11	494

Total Assets	125,704	178,125	142,204
Liabilities
Accrued management and investment advisory fees	25	36	28
Accrued distribution fees	3	14	4
Accrued directors expenses	1	3	2
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	255	161	99

Total Liabilities	287	217	136

Net Assets Applicable to Outstanding Shares	$ 125,417	$ 177,908	$ 142,068

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 135,966	$ 227,040	$ 148,013
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,324	3,560	5,714
Accumulated undistributed (overdistributed) net realized gain (loss)	(7,349)	(13,472)	(9,410)
Net unrealized appreciation (depreciation) of investments	(7,524)	(39,220)	(2,249)

Total Net Assets	$ 125,417	$ 177,908	$ 142,068

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 110,686	$ 107,841	$ 120,327
Shares issued and outstanding	11,538	9,424	11,271
Net Asset Value per share	$ 9.59	$ 11.44	$ 10.68

Class 2: Net Assets	$ 14,731	$ 70,067	$ 21,741
Shares issued and outstanding	1,545	6,162	2,047
Net Asset Value per share	$ 9.53	$ 11.37	$ 10.62

See accompanying notes.

15

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	SAM Strategic	Short-Term	Short-Term
Amounts in thousands, except per share amounts	Growth Portfolio	Bond Account	Income Account

Investment in securities--at cost	$ –	$ 128,073	$ 50,726

Investment in affiliated securities--at cost	$ 127,325	$ –	$ –

Assets
Investment in securities--at value	$ –	$ 110,630	$ 50,485
Investment in affiliated securities--at value	102,001	–	–
Cash	–	379	163
Receivables:
Dividends and interest	48	1,180	477
Fund shares sold	85	4,314	122
Investment securities sold	–	537	–
Variation margin on futures contracts	–	–	5

Total Assets	102,134	117,040	51,252
Liabilities
Accrued management and investment advisory fees	20	45	20
Accrued distribution fees	10	–	1
Accrued directors expenses	2	2	1
Accrued other expenses	3	7	4
Payables:
Fund shares redeemed	8	3	19

Total Liabilities	43	57	45

Net Assets Applicable to Outstanding Shares	$ 102,091	$ 116,983	$ 51,207

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 134,486	$ 141,414	$ 51,879
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,617	2,368	773
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,688)	(9,356)	(1,221)
Net unrealized appreciation (depreciation) of investments	(25,324)	(17,443)	(224)

Total Net Assets	$ 102,091	$ 116,983	$ 51,207

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 51,744	$ 116,983	$ 49,572
Shares issued and outstanding	4,275	13,846	20,575
Net Asset Value per share	$ 12.10	$ 8.45	$ 2.41

Class 2: Net Assets	$ 50,347	N/A	$ 1,635
Shares issued and outstanding	4,180		681
Net Asset Value per share	$ 12.04		$ 2.40

See accompanying notes.

16

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

		SmallCap
	SmallCap Blend	Growth	SmallCap Value
Amounts in thousands, except per share amounts	Account	Account II	Account I

Investment in securities--at cost	$ 46,538	$ 64,178	$ 140,976

Assets
Investment in securities--at value	$ 44,896	$ 62,703	$ 109,143
Cash	162	2,084	1,593
Receivables:
Dividends and interest	47	10	178
Expense reimbursement from Manager	–	–	10
Fund shares sold	2	7	6
Investment securities sold	51	443	4,354

Total Assets	45,158	65,247	115,284
Liabilities
Accrued management and investment advisory fees	33	53	101
Accrued directors expenses	1	1	2
Accrued other expenses	5	15	13
Payables:
Fund shares redeemed	35	26	770
Investment securities purchased	115	228	4,454
Variation margin on futures contracts	1	6	8

Total Liabilities	190	329	5,348

Net Assets Applicable to Outstanding Shares	$ 44,968	$ 64,918	$ 109,936

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 72,838	$ 126,030	$ 177,320
Accumulated undistributed (overdistributed) net investment income (operating loss)	118	(198)	651
Accumulated undistributed (overdistributed) net realized gain (loss)	(26,356)	(59,355)	(36,084)
Net unrealized appreciation (depreciation) of investments	(1,632)	(1,559)	(31,951)

Total Net Assets	$ 44,968	$ 64,918	$ 109,936

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 44,968	$ 62,726	$ 109,844
Shares issued and outstanding	8,191	8,686	12,587
Net Asset Value per share	$ 5.49	$ 7.22	$ 8.73

Class 2: Net Assets	N/A	$ 2,192	$ 92
Shares issued and outstanding		306	11
Net Asset Value per share		$ 7.18	$ 8.74

See accompanying notes.

17

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Asset Allocation		Bond & Mortgage
Amounts in thousands	Account	Balanced Account	Securities Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ 460	$ 437	$ 443
Withholding tax	(26)	–	–
Interest	478	579	9,224
Securities lending - net	–	2	–

Total Income	912	1,018	9,667
Expenses:
Management and investment advisory fees	230	153	693
Custodian fees	18	18	9
Directors' expenses	2	2	6
Professional fees	3	3	2
Other expenses	1	–	1

Total Expenses	254	176	711

Net Investment Income (Loss)	658	842	8,956

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	122	(8,765)	(20,279)
Foreign currency transactions	39	–	–
Futures contracts	561	(81)	–
Swap agreements	–	–	404
Change in unrealized appreciation/depreciation of:
Investments	516	9,330	36,333
Futures contracts	(284)	(16)	–
Swap agreements	–	–	(1,502)
Translation of assets and liabilities in foreign currencies	(127)	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	827	468	14,956

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,485	$ 1,310	$ 23,912

See accompanying notes.

18

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands	Account	Account	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ 6,332	$ 6,151	$ –
Withholding tax	(737)	–	–
Interest	2	179	6,009

Total Income	5,597	6,330	6,009
Expenses:
Management and investment advisory fees	1,124	853	586
Distribution Fees - Class 2	2	36	N/A
Custodian fees	139	2	2
Directors' expenses	5	5	6
Professional fees	8	5	3
Other expenses	1	1	1

Total Expenses	1,279	902	598

Net Investment Income (Loss)	4,318	5,428	5,411

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(65,297)	(44,803)	(16,288)
Foreign currency transactions	(58)	–	–
Futures contracts	–	–	21
Swap agreements	–	–	(774)
Change in unrealized appreciation/depreciation of:
Investments	71,537	36,947	13,839
Futures contracts	–	–	(188)
Swap agreements	–	–	731
Translation of assets and liabilities in foreign currencies	40	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	6,222	(7,856)	(2,659)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 10,540	$ (2,428)	$ 2,752

See accompanying notes.

19

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

		International
		Emerging Markets	International
Amounts in thousands	Income Account	Account	SmallCap Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 1,863	$ 1,648
Withholding tax	–	(179)	(196)
Interest	4,816	1	1

Total Income	4,816	1,685	1,453
Expenses:
Management and investment advisory fees	348	645	463
Distribution Fees - Class 2	9	N/A	N/A
Custodian fees	1	90	72
Directors' expenses	1	2	2
Professional fees	3	4	5
Other expenses	–	1	–

Total Expenses	362	742	542

Net Investment Income (Loss)	4,454	943	911

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,564)	(25,352)	(21,009)
Foreign currency transactions	–	(181)	5
Change in unrealized appreciation/depreciation of:
Investments	9,903	51,442	27,110
Translation of assets and liabilities in foreign currencies	–	12	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	8,339	25,921	6,106

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 12,793	$ 26,864	$ 7,017

See accompanying notes.

20

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands	Account II	Account	Account I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,929	$ 844	$ 630
Interest	1	7	2

Total Income	1,930	851	632
Expenses:
Management and investment advisory fees	557	583	627
Distribution Fees - Class 2	1	1	N/A
Custodian fees	5	2	3
Directors' expenses	4	2	3
Professional fees	9	11	3
Other expenses	1	–	1

Total Expenses	577	599	637

Net Investment Income (Loss)	1,353	252	(5)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(20,089)	(35,510)	(17,470)
Futures contracts	294	–	301
Change in unrealized appreciation/depreciation of:
Investments	27,091	41,833	48,876
Futures contracts	(93)	–	(67)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	7,203	6,323	31,640

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 8,556	$ 6,575	$ 31,635

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands	Index Account	Account	Account III

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,182	$ 2,129	$ 2,652
Interest	2	2	4

Total Income	1,184	2,131	2,656
Expenses:
Management and investment advisory fees	112	382	633
Custodian fees	7	3	2
Directors' expenses	2	3	3
Professional fees	3	3	2
Other expenses	2	1	1

Total Expenses	126	392	641

Net Investment Income (Loss)	1,058	1,739	2,015

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(3,405)	(19,903)	(48,443)
Futures contracts	405	(17)	300
Change in unrealized appreciation/depreciation of:
Investments	4,613	12,865	43,167
Futures contracts	(156)	(88)	55

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	1,457	(7,143)	(4,921)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,515	$ (5,404)	$ (2,906)

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	MidCap Blend	MidCap Growth	MidCap Stock
Amounts in thousands	Account	Account I	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,607	$ 280	$ 511
Withholding tax	(12)	–	–
Interest	17	–	1

Total Income	1,612	280	512
Expenses:
Management and investment advisory fees	770	173	183
Distribution Fees - Class 2	N/A	N/A	10
Custodian fees	4	2	1
Directors' expenses	6	1	1
Professional fees	2	3	3
Shareholder meeting expense	–	–	4
Other expenses	1	–	–

Total Expenses	783	179	202

Net Investment Income (Loss)	829	101	310

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(8,682)	(6,833)	(3,198)
Foreign currency transactions	(1)	–	–
Change in unrealized appreciation/depreciation of:
Investments	28,810	10,504	4,024

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	20,127	3,671	826

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 20,956	$ 3,772	$ 1,136

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	MidCap Value	Money Market	Mortgage
Amounts in thousands	Account II	Account	Securities Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,162	$ –	$ –
Interest	1	2,097	3,913

Total Income	1,163	2,097	3,913
Expenses:
Management and investment advisory fees	380	955	399
Distribution Fees - Class 2	N/A	15	3
Custodian fees	4	4	2
Directors' expenses	2	10	1
Professional fees	3	6	3
Treasury Temporary Guarantee Program expense	–	73	–
Other expenses	–	3	–

Total Gross Expenses	389	1,066	408
Less: Reimbursement from Manager - Class 1	23	–	–
Less: Reimbursement from Underwriter - Class 2	–	9	–

Total Net Expenses	366	1,057	408

Net Investment Income (Loss)	797	1,040	3,505

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(18,720)	(4)	(64)
Other investment companies	72	–	–
Change in unrealized appreciation/depreciation of:
Investments	19,210	–	1,451

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	562	(4)	1,387

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,359	$ 1,036	$ 4,892

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands	Account(a)	2010 Account	2020 Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ 978	$ 3,400
Dividends	601	–	–
Interest	2	–	–

Total Income	603	978	3,400
Expenses:
Management and investment advisory fees	220	19	77
Distribution Fees - Class 2	8	N/A	N/A
Custodian fees	4	–	–
Directors' expenses	1	1	3
Professional fees	3	3	2
Other expenses	–	–	1

Total Expenses	236	23	83

Net Investment Income (Loss)	367	955	3,317

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,059)	–	–
Investment transactions in affiliates	–	(1,311)	(4,177)
Change in unrealized appreciation/depreciation of:
Investments	4,954	–	–
Investments in affiliates	–	2,370	9,397

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	3,895	1,059	5,220

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,262	$ 2,014	$ 8,537

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

See accompanying notes.

25

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Account	2040 Account	2050 Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 480	$ 134	$ 62

Total Income	480	134	62
Expenses:
Management and investment advisory fees	18	7	4
Directors' expenses	1	1	1
Professional fees	2	2	2

Total Gross Expenses	21	10	7
Less: Reimbursement from Manager - Class 1	–	2	2

Total Net Expenses	21	8	5

Net Investment Income (Loss)	459	126	57

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(98)	(465)	(247)
Change in unrealized appreciation/depreciation of:
Investments in affiliates	2,037	1,033	658

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	1,939	568	411

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,398	$ 694	$ 468

See accompanying notes.

26

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands	Account	Securities Account	Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 667	$ –	$ 17,887
Dividends	–	2,538	–
Interest	–	102	–

Total Income	667	2,640	17,887
Expenses:
Management and investment advisory fees	11	469	638
Distribution Fees - Class 2	N/A	1	128
Custodian fees	–	2	–
Directors' expenses	1	2	11
Professional fees	2	4	3
Other expenses	–	–	2

Total Gross Expenses	14	478	782
Less: Reimbursement from Manager - Class 1	1	–	–

Total Net Expenses	13	478	782

Net Investment Income (Loss)	654	2,162	17,105

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(31,647)	–
Investment transactions in affiliates	(643)	–	(7,475)
Other investment companies	–	–	66
Change in unrealized appreciation/depreciation of:
Investments	–	14,044	–
Investments in affiliates	1,052	–	22,114

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	409	(17,603)	14,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,063	$ (15,441)	$ 31,810

See accompanying notes.

27

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 4,589	$ 4,119	$ 6,098

Total Income	4,589	4,119	6,098
Expenses:
Management and investment advisory fees	126	202	155
Distribution Fees - Class 2	19	82	29
Directors' expenses	2	4	3
Professional fees	3	3	3
Other expenses	–	1	–

Total Expenses	150	292	190

Net Investment Income (Loss)	4,439	3,827	5,908

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(2,907)	(6,143)	(5,987)
Other investment companies	21	8	31
Change in unrealized appreciation/depreciation of:
Investments in affiliates	5,870	8,688	9,205

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	2,984	2,553	3,249

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 7,423	$ 6,380	$ 9,157

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	SAM Strategic	Short-Term Bond	Short-Term
Amounts in thousands	Growth Portfolio	Account	Income Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 1,903	$ –	$ –
Interest	–	2,881	943
Securities lending - net	–	12	–

Total Income	1,903	2,893	943
Expenses:
Management and investment advisory fees	113	278	110
Distribution Fees - Class 2	57	N/A	2
Custodian fees	–	4	2
Directors' expenses	2	3	–
Professional fees	3	2	3
Other expenses	–	1	–

Total Expenses	175	288	117

Net Investment Income (Loss)	1,728	2,605	826

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	(5,205)	(11)
Investment transactions in affiliates	(3,028)	–	–
Futures contracts	–	50	(38)
Change in unrealized appreciation/depreciation of:
Investments	–	8,167	1,680
Investments in affiliates	5,305	–	–
Futures contracts	–	(76)	103

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	2,277	2,936	1,734

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,005	$ 5,541	$ 2,560

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	SmallCap Blend	SmallCap Growth	SmallCap Value
Amounts in thousands	Account	Account II	Account I

Net Investment Income (Operating Loss)
Income:
Dividends	$ 317	$ 109	$ 1,202
Interest	1	–	4

Total Income	318	109	1,206
Expenses:
Management and investment advisory fees	179	286	559
Distribution Fees - Class 2	N/A	3	–
Custodian fees	5	7	12
Directors' expenses	1	1	2
Professional fees	3	10	4
Other expenses	–	–	1

Total Gross Expenses	188	307	578
Less: Reimbursement from Manager - Class 1	–	–	63

Total Net Expenses	188	307	515

Net Investment Income (Loss)	130	(198)	691

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(15,867)	(15,233)	(15,943)
Futures contracts	62	88	390
Change in unrealized appreciation/depreciation of:
Investments	15,225	19,968	7,314
Futures contracts	(56)	(84)	(283)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	(636)	4,739	(8,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (506)	$ 4,541	$ (7,831)

See accompanying notes.

30

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Asset Allocation Account		Balanced Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 658	$ 1,534	$ 842	$ 2,510
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	722	(2,144)	(8,846)	(9,466)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	105	(23,135)	9,314	(21,503)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,485	(23,745)	1,310	(28,459)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,822)	(2,565)	(2,647)	(2,956)
From net realized gain on investments:
Class 1	–	(6,987)	–	(3,470)

Total Dividends and Distributions	(1,822)	(9,552)	(2,647)	(6,426)

Capital Share Transactions
Shares sold:
Class 1	2,212	7,671	921	1,959
Shares issued in reinvestment of dividends and distributions:
Class 1	1,822	9,552	2,647	6,426
Shares redeemed:
Class 1	(6,887)	(24,139)	(6,520)	(21,984)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,853)	(6,916)	(2,952)	(13,599)

Total Increase (Decrease)	(3,190)	(40,213)	(4,289)	(48,484)

Net Assets
Beginning of period	63,068	103,281	56,799	105,283

End of period (including undistributed net investment income as set forth below)	$ 59,878	$ 63,068	$ 52,510	$ 56,799

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 549	$ 1,669	$ 717	$ 2,519

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	229	594	90	141
Shares issued in reinvestment of dividends and distributions:
Class 1	181	736	250	433
Shares redeemed:
Class 1	(725)	(1,998)	(649)	(1,585)

Net Increase (Decrease)	(315)	(668)	(309)	(1,011)

See accompanying notes.

31

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Bond & Mortgage Securities		Diversified International
Amounts in thousands	Account		Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 8,956	$ 24,070	$ 4,318	$ 9,110
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(19,875)	(16,833)	(65,355)	(95,476)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	34,831	(83,390)	71,577	(165,823)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,912	(76,153)	10,540	(252,189)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(24,743)	(25,851)	(9,693)	(7,552)
Class 2	N/A	N/A	(54)	(85)
From net realized gain on investments:
Class 1	–	–	–	(99,649)
Class 2	N/A	N/A	–	(1,354)

Total Dividends and Distributions	(24,743)	(25,851)	(9,747)	(108,640)

Capital Share Transactions
Shares sold:
Class 1	9,499	41,449	17,383	57,888
Class 2	N/A	N/A	101	977
Shares issued in reinvestment of dividends and distributions:
Class 1	24,743	25,851	9,693	107,201
Class 2	N/A	N/A	54	1,439
Shares redeemed:
Class 1	(41,030)	(108,763)	(19,734)	(98,361)
Class 2	N/A	N/A	(494)	(3,973)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,788)	(41,463)	7,003	65,171

Total Increase (Decrease)	(7,619)	(143,467)	7,796	(295,658)

Net Assets
Beginning of period	330,330	473,797	288,759	584,417

End of period (including undistributed net investment income as set forth below)	$ 322,711	$ 330,330	$ 296,555	$ 288,759

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 7,924	$ 23,725	$ 3,393	$ 8,881

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,017	3,735	2,053	4,221
Class 2	N/A	N/A	12	88
Shares issued in reinvestment of dividends and distributions:
Class 1	2,689	2,361	1,018	6,493
Class 2	N/A	N/A	6	87
Shares redeemed:
Class 1	(4,418)	(10,396)	(2,378)	(6,354)
Class 2	N/A	N/A	(58)	(295)

Net Increase (Decrease)	(712)	(4,300)	653	4,240

See accompanying notes.

32

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Government & High Quality
Amounts in thousands	Equity Income Account		Bond Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 5,428	$ 13,002	$ 5,411	$ 14,855
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(44,803)	(65,658)	(17,041)	4,409
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	36,947	(133,172)	14,382	(24,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,428)	(185,828)	2,752	(5,436)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(11,835)	(10,050)	(15,687)	(15,001)
Class 2	(997)	(1,288)	N/A	N/A
From net realized gain on investments:
Class 1	–	(30,043)	–	–
Class 2	–	(4,327)	N/A	N/A

Total Dividends and Distributions	(12,832)	(45,708)	(15,687)	(15,001)

Capital Share Transactions
Shares sold:
Class 1	31,549	79,058	12,787	47,093
Class 2	910	2,539	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	11,835	40,093	15,687	15,001
Class 2	997	5,615	N/A	N/A
Shares redeemed:
Class 1	(17,306)	(125,129)	(38,077)	(84,743)
Class 2	(5,720)	(22,161)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	22,265	(19,985)	(9,603)	(22,649)

Total Increase (Decrease)	7,005	(251,521)	(22,538)	(43,086)

Net Assets
Beginning of period	339,059	590,580	271,429	314,515

End of period (including undistributed net investment income as set forth below)	$ 346,064	$ 339,059	$ 248,891	$ 271,429

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 6,009	$ 13,413	$ 5,035	$ 15,229

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,026	5,221	1,217	4,211
Class 2	89	163	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,057	2,463	1,561	1,383
Class 2	89	348	N/A	N/A
Shares redeemed:
Class 1	(1,660)	(8,049)	(3,600)	(7,769)
Class 2	(555)	(1,490)	N/A	N/A

Net Increase (Decrease)	2,046	(1,344)	(822)	(2,175)

See accompanying notes.

33

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			International Emerging
Amounts in thousands	Income Account		Markets Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 4,454	$ 9,257	$ 943	$ 2,026
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,564)	802	(25,533)	(40,042)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	9,903	(15,476)	51,454	(79,451)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,793	(5,417)	26,864	(117,467)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(9,313)	(10,514)	(1,424)	(1,805)
Class 2	(410)	(821)	N/A	N/A
From net realized gain on investments:
Class 1	(198)	(192)	–	(55,894)
Class 2	(10)	(16)	N/A	N/A

Total Dividends and Distributions	(9,931)	(11,543)	(1,424)	(57,699)

Capital Share Transactions
Shares sold:
Class 1	35,107	27,925	13,285	33,145
Class 2	311	618	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	9,511	10,706	1,424	57,699
Class 2	420	837	N/A	N/A
Shares redeemed:
Class 1	(8,221)	(72,530)	(8,221)	(45,871)
Class 2	(1,759)	(5,698)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	35,369	(38,142)	6,488	44,973

Total Increase (Decrease)	38,231	(55,102)	31,928	(130,193)

Net Assets
Beginning of period	128,766	183,868	96,371	226,564

End of period (including undistributed net investment income as set forth below)	$ 166,997	$ 128,766	$ 128,299	$ 96,371

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 2,918	$ 8,208	$ 537	$ 1,199

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,675	2,750	1,367	2,206
Class 2	33	62	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,010	1,097	122	3,076
Class 2	45	86	N/A	N/A
Shares redeemed:
Class 1	(867)	(7,234)	(936)	(2,723)
Class 2	(188)	(585)	N/A	N/A

Net Increase (Decrease)	3,708	(3,824)	553	2,559

See accompanying notes.

34

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	International SmallCap
Amounts in thousands	Account		LargeCap Blend Account II

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 911	$ 2,180	$ 1,353	$ 2,905
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(21,004)	(51,635)	(19,795)	(36,152)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	27,110	(43,129)	26,998	(62,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,017	(92,584)	8,556	(95,409)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,378)	(2,978)	(3,013)	(3,105)
Class 2	N/A	N/A	(10)	(21)
From net realized gain on investments:
Class 1	–	(29,450)	–	(96,559)
Class 2	N/A	N/A	–	(848)

Total Dividends and Distributions	(2,378)	(32,428)	(3,023)	(100,533)

Capital Share Transactions
Shares sold:
Class 1	3,168	15,675	3,985	23,838
Class 2	N/A	N/A	27	218
Shares issued in reinvestment of dividends and distributions:
Class 1	2,378	32,428	3,013	99,664
Class 2	N/A	N/A	10	869
Shares redeemed:
Class 1	(8,339)	(36,915)	(14,639)	(40,733)
Class 2	N/A	N/A	(164)	(1,355)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,793)	11,188	(7,768)	82,501

Total Increase (Decrease)	1,846	(113,824)	(2,235)	(113,441)

Net Assets
Beginning of period	85,063	198,887	160,712	274,153

End of period (including undistributed net investment income as set forth below)	$ 86,909	$ 85,063	$ 158,477	$ 160,712

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 320	$ 1,782	$ 1,247	$ 2,917

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	379	1,073	867	3,242
Class 2	N/A	N/A	6	32
Shares issued in reinvestment of dividends and distributions:
Class 1	243	1,840	588	13,486
Class 2	N/A	N/A	2	117
Shares redeemed:
Class 1	(997)	(2,472)	(3,196)	(5,535)
Class 2	N/A	N/A	(36)	(187)

Net Increase (Decrease)	(375)	441	(1,769)	11,155

See accompanying notes.

35

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 252	$ 1,429	$ (5)	$ (21)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(35,510)	(22,472)	(17,169)	(22,231)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	41,833	(125,107)	48,809	(91,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,575	(146,150)	31,635	(113,548)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,469)	(1,454)	–	(401)
Class 2	(2)	(2)	N/A	N/A

Total Dividends and Distributions	(1,471)	(1,456)	–	(401)

Capital Share Transactions
Shares sold:
Class 1	20,717	45,707	5,283	11,949
Class 2	40	237	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,469	1,454	–	401
Class 2	2	2	N/A	N/A
Shares redeemed:
Class 1	(13,055)	(122,133)	(13,616)	(42,486)
Class 2	(19)	(579)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,154	(75,312)	(8,333)	(30,136)

Total Increase (Decrease)	14,258	(222,918)	23,302	(144,085)

Net Assets
Beginning of period	174,180	397,098	157,138	301,223

End of period (including undistributed net investment income as set forth below)	$ 188,438	$ 174,180	$ 180,440	$ 157,138

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 210	$ 1,429	$ (5)	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,071	3,323	415	761
Class 2	4	20	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	137	88	–	21
Shares redeemed:
Class 1	(1,366)	(8,373)	(1,133)	(2,620)
Class 2	(2)	(44)	N/A	N/A

Net Increase (Decrease)	844	(4,986)	(718)	(1,838)

See accompanying notes.

36

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P 500 Index
Amounts in thousands	Account		LargeCap Value Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 1,058	$ 3,028	$ 1,739	$ 4,615
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(3,000)	(4,007)	(19,920)	(45,707)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	4,457	(63,217)	12,777	(45,291)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,515	(64,196)	(5,404)	(86,383)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,117)	(3,668)	(4,794)	(4,911)
From net realized gain on investments:
Class 1	–	(3,811)	–	(29,007)

Total Dividends and Distributions	(3,117)	(7,479)	(4,794)	(33,918)

Capital Share Transactions
Shares sold:
Class 1	6,248	12,532	5,066	10,466
Shares issued in reinvestment of dividends and distributions:
Class 1	3,117	7,479	4,794	33,918
Shares redeemed:
Class 1	(9,155)	(46,148)	(11,474)	(48,623)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	210	(26,137)	(1,614)	(4,239)

Total Increase (Decrease)	(392)	(97,812)	(11,812)	(124,540)

Net Assets
Beginning of period	97,677	195,489	145,811	270,351

End of period (including undistributed net investment income as set forth below)	$ 97,285	$ 97,677	$ 133,999	$ 145,811

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 971	$ 3,030	$ 1,577	$ 4,632

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,027	1,451	294	405
Shares issued in reinvestment of dividends and distributions:
Class 1	473	762	261	1,208
Shares redeemed:
Class 1	(1,537)	(5,286)	(677)	(1,847)

Net Increase (Decrease)	(37)	(3,073)	(122)	(234)

See accompanying notes.

37

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account III		MidCap Blend Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 2,015	$ 4,347	$ 829	$ 1,945
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(48,143)	(28,979)	(8,683)	10,673
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	43,222	(75,446)	28,810	(158,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,906)	(100,078)	20,956	(145,938)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,472)	(4,163)	(2,392)	(2,431)
From net realized gain on investments:
Class 1	–	(8,023)	(14,827)	(44,758)

Total Dividends and Distributions	(4,472)	(12,186)	(17,219)	(47,189)

Capital Share Transactions
Shares sold:
Class 1	12,648	94,895	5,904	25,349
Shares issued in acquisition:
Class 1	3,770	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,472	12,186	17,219	47,189
Shares redeemed:
Class 1	(15,235)	(30,694)	(26,700)	(82,813)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,655	76,387	(3,577)	(10,275)

Total Increase (Decrease)	(1,723)	(35,877)	160	(203,402)

Net Assets
Beginning of period	185,807	221,684	269,185	472,587

End of period (including undistributed net investment income as set forth below)	$ 184,084	$ 185,807	$ 269,345	$ 269,185

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 1,889	$ 4,346	$ 295	$ 1,859

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,874	10,342	240	794
Shares issued in acquisition:
Class 1	548	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	609	1,062	673	1,206
Shares redeemed:
Class 1	(2,343)	(3,039)	(1,122)	(2,440)

Net Increase (Decrease)	688	8,365	(209)	(440)

See accompanying notes.

38

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Growth Account I		MidCap Stock Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 101	$ 48	$ 310	$ 761
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(6,833)	(5,404)	(3,198)	(2,772)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	10,504	(25,119)	4,024	(18,377)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,772	(30,475)	1,136	(20,388)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(67)	(53)	(679)	(804)
Class 2	N/A	N/A	(95)	(154)
From net realized gain on investments:
Class 1	–	(9,049)	–	(12,628)
Class 2	N/A	N/A	–	(2,887)

Total Dividends and Distributions	(67)	(9,102)	(774)	(16,473)

Capital Share Transactions
Shares sold:
Class 1	2,226	6,404	6,148	13,572
Class 2	N/A	N/A	449	1,591
Shares issued in reinvestment of dividends and distributions:
Class 1	67	9,102	679	13,432
Class 2	N/A	N/A	95	3,041
Shares redeemed:
Class 1	(4,573)	(15,389)	(2,587)	(21,442)
Class 2	N/A	N/A	(511)	(2,281)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,280)	117	4,273	7,913

Total Increase (Decrease)	1,425	(39,460)	4,635	(28,948)

Net Assets
Beginning of period	40,422	79,882	50,646	79,594

End of period (including undistributed net investment income as set forth below)	$ 41,847	$ 40,422	$ 55,281	$ 50,646

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 92	$ 58	$ 286	$ 750

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	364	755	795	1,338
Class 2	N/A	N/A	59	144
Shares issued in reinvestment of dividends and distributions:
Class 1	10	892	81	1,166
Class 2	N/A	N/A	12	266
Shares redeemed:
Class 1	(787)	(1,797)	(338)	(1,662)
Class 2	N/A	N/A	(68)	(211)

Net Increase (Decrease)	(413)	(150)	541	1,041

See accompanying notes.

39

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Value Account II		Money Market Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 797	$ 1,452	$ 1,040	$ 8,668
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(18,648)	(33,394)	(4)	(298)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	19,210	(30,784)	–	–

Net Increase (Decrease) in Net Assets Resulting from Operations	1,359	(62,726)	1,036	8,370

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,573)	(1,054)	(1,016)	(8,441)
Class 2	N/A	N/A	(24)	(227)
From net realized gain on investments:
Class 1	–	(10,116)	–	–

Total Dividends and Distributions	(1,573)	(11,170)	(1,040)	(8,668)

Capital Share Transactions
Shares sold:
Class 1	5,701	18,596	107,381	364,568
Class 2	N/A	N/A	3,416	25,195
Shares issued in reinvestment of dividends and distributions:
Class 1	1,573	11,170	1,003	8,441
Class 2	N/A	N/A	23	227
Shares redeemed:
Class 1	(8,708)	(26,201)	(128,123)	(189,474)
Class 2	N/A	N/A	(10,148)	(15,045)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,434)	3,565	(26,448)	193,912

Total Increase (Decrease)	(1,648)	(70,331)	(26,452)	193,614

Net Assets
Beginning of period	80,587	150,918	470,607	276,993

End of period (including undistributed net investment income as set forth below)	$ 78,939	$ 80,587	$ 444,155	$ 470,607

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 744	$ 1,520	$ –	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	856	1,756	107,381	364,568
Class 2	N/A	N/A	3,416	25,195
Shares issued in reinvestment of dividends and distributions:
Class 1	198	799	1,003	8,441
Class 2	N/A	N/A	23	227
Shares redeemed:
Class 1	(1,223)	(2,241)	(128,123)	(189,474)
Class 2	N/A	N/A	(10,148)	(15,045)

Net Increase (Decrease)	(169)	314	(26,448)	193,912

See accompanying notes.

40

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital Appreciation
Amounts in thousands	Mortgage Securities Account		Account(a)

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 3,505	$ 8,941	$ 367	$ 768
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(64)	51	(1,059)	673
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	1,451	(126)	4,954	(41,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,892	8,866	4,262	(40,118)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(9,401)	(12,150)	(782)	(1,044)
Class 2	(104)	(164)	(44)	(99)
From net realized gain on investments:
Class 1	–	–	–	(9,541)
Class 2	–	–	–	(1,202)

Total Dividends and Distributions	(9,505)	(12,314)	(826)	(11,886)

Capital Share Transactions
Shares sold:
Class 1	37,789	29,483	8,339	14,438
Class 2	684	379	282	813
Shares issued in reinvestment of dividends and distributions:
Class 1	9,401	12,150	782	10,585
Class 2	104	164	44	1,301
Shares redeemed:
Class 1	(13,220)	(112,140)	(4,634)	(41,923)
Class 2	(825)	(1,729)	(983)	(5,201)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	33,933	(71,693)	3,830	(19,987)

Total Increase (Decrease)	29,320	(75,141)	7,266	(71,991)

Net Assets
Beginning of period	154,796	229,937	72,157	144,148

End of period (including undistributed net investment income as set forth below)	$ 184,116	$ 154,796	$ 79,423	$ 72,157

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 2,825	$ 8,724	$ 338	$ 797

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,650	2,825	586	748
Class 2	66	38	20	40
Shares issued in reinvestment of dividends and distributions:
Class 1	939	1,217	49	489
Class 2	10	16	3	60
Shares redeemed:
Class 1	(1,275)	(10,795)	(326)	(2,017)
Class 2	(78)	(168)	(70)	(261)

Net Increase (Decrease)	3,312	(6,867)	262	(941)

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

See accompanying notes.

41

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2010		Principal LifeTime 2020
Amounts in thousands	Account		Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 955	$ 1,533	$ 3,317	$ 4,926
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,311)	(674)	(4,177)	(792)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	2,370	(15,781)	9,397	(70,198)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,014	(14,922)	8,537	(66,064)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,551)	(1,833)	(5,072)	(7,083)
From net realized gain on investments:
Class 1	(67)	(2,967)	–	(13,813)

Total Dividends and Distributions	(1,618)	(4,800)	(5,072)	(20,896)

Capital Share Transactions
Shares sold:
Class 1	5,565	13,255	17,102	36,098
Shares issued in reinvestment of dividends and distributions:
Class 1	1,618	4,800	5,072	20,896
Shares redeemed:
Class 1	(4,709)	(11,111)	(10,339)	(22,723)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,474	6,944	11,835	34,271

Total Increase (Decrease)	2,870	(12,778)	15,300	(52,689)

Net Assets
Beginning of period	32,113	44,891	126,555	179,244

End of period (including undistributed net investment income as set forth below)	$ 34,983	$ 32,113	$ 141,855	$ 126,555

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 912	$ 1,532	$ 3,170	$ 4,925

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	716	1,170	2,208	3,099
Shares issued in reinvestment of dividends and distributions:
Class 1	197	422	606	1,750
Shares redeemed:
Class 1	(609)	(1,082)	(1,348)	(2,182)

Net Increase (Decrease)	304	510	1,466	2,667

See accompanying notes.

42

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2030		Principal LifeTime 2040
Amounts in thousands	Account		Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 459	$ 754	$ 126	$ 335
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(98)	(141)	(465)	(146)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	2,037	(13,136)	1,033	(6,936)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,398	(12,523)	694	(6,747)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(776)	(1,175)	(345)	(579)
From net realized gain on investments:
Class 1	(51)	(2,513)	–	(1,301)

Total Dividends and Distributions	(827)	(3,688)	(345)	(1,880)

Capital Share Transactions
Shares sold:
Class 1	12,932	12,809	1,559	5,459
Shares issued in reinvestment of dividends and distributions:
Class 1	827	3,688	345	1,880
Shares redeemed:
Class 1	(3,397)	(6,086)	(1,256)	(3,588)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,362	10,411	648	3,751

Total Increase (Decrease)	11,933	(5,800)	997	(4,876)

Net Assets
Beginning of period	25,504	31,304	11,368	16,244

End of period (including undistributed net investment income as set forth below)	$ 37,437	$ 25,504	$ 12,365	$ 11,368

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 437	$ 754	$ 116	$ 335

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,712	1,263	207	468
Shares issued in reinvestment of dividends and distributions:
Class 1	101	309	42	152
Shares redeemed:
Class 1	(455)	(563)	(170)	(318)

Net Increase (Decrease)	1,358	1,009	79	302

See accompanying notes.

43

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2050		Principal LifeTime Strategic
Amounts in thousands	Account		Income Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 57	$ 195	$ 654	$ 1,047
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(247)	(80)	(643)	(29)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	658	(4,506)	1,052	(6,646)

Net Increase (Decrease) in Net Assets Resulting from Operations	468	(4,391)	1,063	(5,628)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(201)	(372)	(1,034)	(831)
From net realized gain on investments:
Class 1	–	(877)	(174)	(663)

Total Dividends and Distributions	(201)	(1,249)	(1,208)	(1,494)

Capital Share Transactions
Shares sold:
Class 1	1,252	3,768	4,681	7,116
Shares issued in reinvestment of dividends and distributions:
Class 1	201	1,249	1,208	1,494
Shares redeemed:
Class 1	(1,006)	(1,646)	(2,865)	(5,634)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	447	3,371	3,024	2,976

Total Increase (Decrease)	714	(2,269)	2,879	(4,146)

Net Assets
Beginning of period	7,231	9,500	17,064	21,210

End of period (including undistributed net investment income as set forth below)	$ 7,945	$ 7,231	$ 19,943	$ 17,064

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 51	$ 195	$ 626	$ 1,047

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	171	327	554	649
Shares issued in reinvestment of dividends and distributions:
Class 1	25	102	142	135
Shares redeemed:
Class 1	(137)	(158)	(341)	(559)

Net Increase (Decrease)	59	271	355	225

See accompanying notes.

44

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 2,162	$ 3,122	$ 17,105	$ 23,443
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(31,647)	(26,770)	(7,409)	12,560
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	14,044	(38,078)	22,114	(209,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,441)	(61,726)	31,810	(173,279)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,230)	(4,078)	(20,080)	(15,830)
Class 2	(10)	(24)	(4,062)	(6,681)
From net realized gain on investments:
Class 1	–	(59,405)	(15,098)	(49,181)
Class 2	–	(394)	(3,368)	(22,251)

Total Dividends and Distributions	(3,240)	(63,901)	(42,608)	(93,943)

Capital Share Transactions
Shares sold:
Class 1	9,021	35,107	122,541	259,925
Class 2	24	102	2,383	10,091
Shares issued in reinvestment of dividends and distributions:
Class 1	3,230	63,483	35,178	65,011
Class 2	10	418	7,430	28,932
Shares redeemed:
Class 1	(10,785)	(50,601)	(35,198)	(228,229)
Class 2	(72)	(671)	(15,426)	(61,240)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,428	47,838	116,908	74,490

Total Increase (Decrease)	(17,253)	(77,789)	106,110	(192,732)

Net Assets
Beginning of period	128,404	206,193	500,978	693,710

End of period (including undistributed net investment income as set forth below)	$ 111,151	$ 128,404	$ 607,088	$ 500,978

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 1,738	$ 2,816	$ 16,403	$ 23,440

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,256	2,889	10,667	17,161
Class 2	3	6	208	662
Shares issued in reinvestment of dividends and distributions:
Class 1	407	4,551	2,986	4,117
Class 2	1	30	634	1,844
Shares redeemed:
Class 1	(1,559)	(3,574)	(3,127)	(13,955)
Class 2	(10)	(47)	(1,371)	(4,078)

Net Increase (Decrease)	98	3,855	9,997	5,751

See accompanying notes.

45

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative Balanced		SAM Conservative Growth
Amounts in thousands	Portfolio		Portfolio

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 4,439	$ 3,871	$ 3,827	$ 8,877
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(2,886)	(1,312)	(6,135)	12,159
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	5,870	(21,124)	8,688	(121,996)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,423	(18,565)	6,380	(100,960)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,540)	(1,966)	(5,635)	(5,962)
Class 2	(447)	(942)	(3,509)	(3,823)
From net realized gain on investments:
Class 1	(1,600)	(3,514)	(6,274)	(15,851)
Class 2	(231)	(1,806)	(4,190)	(10,940)

Total Dividends and Distributions	(5,818)	(8,228)	(19,608)	(36,576)

Capital Share Transactions
Shares sold:
Class 1	39,905	74,332	15,927	36,948
Class 2	664	4,186	2,846	12,556
Shares issued in reinvestment of dividends and distributions:
Class 1	5,140	5,480	11,909	21,813
Class 2	678	2,748	7,699	14,763
Shares redeemed:
Class 1	(10,134)	(37,094)	(15,440)	(123,153)
Class 2	(3,964)	(11,061)	(5,777)	(32,447)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	32,289	38,591	17,164	(69,520)

Total Increase (Decrease)	33,894	11,798	3,936	(207,056)

Net Assets
Beginning of period	91,523	79,725	173,972	381,028

End of period (including undistributed net investment income as set forth below)	$ 125,417	$ 91,523	$ 177,908	$ 173,972

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 4,324	$ 3,872	$ 3,560	$ 8,877

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	4,294	6,691	1,364	2,176
Class 2	72	363	248	768
Shares issued in reinvestment of dividends and distributions:
Class 1	534	471	1,026	1,230
Class 2	71	238	668	837
Shares redeemed:
Class 1	(1,114)	(3,203)	(1,361)	(6,893)
Class 2	(435)	(1,015)	(508)	(2,002)

Net Increase (Decrease)	3,422	3,545	1,437	(3,884)

See accompanying notes.

46

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Strategic Growth
Amounts in thousands	SAM Flexible Income Portfolio		Portfolio

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 5,908	$ 6,492	$ 1,728	$ 3,689
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(5,956)	(895)	(3,028)	685
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	9,205	(24,636)	5,305	(68,603)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,157	(19,039)	4,005	(64,229)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,703)	(5,083)	(1,995)	(2,252)
Class 2	(982)	(2,897)	(1,803)	(2,364)
From net realized gain on investments:
Class 1	(1,118)	(6,769)	(747)	(9,795)
Class 2	(214)	(4,017)	(736)	(11,094)

Total Dividends and Distributions	(8,017)	(18,766)	(5,281)	(25,505)

Capital Share Transactions
Shares sold:
Class 1	34,265	85,968	10,917	28,314
Class 2	646	5,367	3,322	8,092
Shares issued in reinvestment of dividends and distributions:
Class 1	6,821	11,852	2,742	12,047
Class 2	1,196	6,914	2,539	13,458
Shares redeemed:
Class 1	(19,716)	(88,904)	(6,254)	(99,810)
Class 2	(7,035)	(25,636)	(3,068)	(10,888)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	16,177	(4,439)	10,198	(48,787)

Total Increase (Decrease)	17,317	(42,244)	8,922	(138,521)

Net Assets
Beginning of period	124,751	166,995	93,169	231,690

End of period (including undistributed net investment income as set forth below)	$ 142,068	$ 124,751	$ 102,091	$ 93,169

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 5,714	$ 6,491	$ 1,617	$ 3,687

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,280	7,072	943	1,568
Class 2	63	409	291	462
Shares issued in reinvestment of dividends and distributions:
Class 1	640	968	223	644
Class 2	113	569	207	724
Shares redeemed:
Class 1	(1,914)	(6,710)	(550)	(4,869)
Class 2	(680)	(2,146)	(270)	(630)

Net Increase (Decrease)	1,502	162	844	(2,101)

See accompanying notes.

47

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Bond Account		Short-Term Income Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 2,605	$ 7,333	$ 826	$ 2,572
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(5,155)	(2,649)	(49)	(517)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	8,091	(22,448)	1,783	(1,805)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,541	(17,764)	2,560	250

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(7,521)	(7,051)	(2,563)	(1,997)
Class 2	N/A	N/A	(83)	(56)

Total Dividends and Distributions	(7,521)	(7,051)	(2,646)	(2,053)

Capital Share Transactions
Shares sold:
Class 1	9,946	22,798	16,358	12,280
Class 2	N/A	N/A	416	1,056
Shares issued in reinvestment of dividends and distributions:
Class 1	7,521	7,051	2,563	1,997
Class 2	N/A	N/A	83	56
Shares redeemed:
Class 1	(16,464)	(43,904)	(7,229)	(50,741)
Class 2	N/A	N/A	(535)	(1,759)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,003	(14,055)	11,656	(37,111)

Total Increase (Decrease)	(977)	(38,870)	11,570	(38,914)

Net Assets
Beginning of period	117,960	156,830	39,637	78,551

End of period (including undistributed net investment income as set forth below)	$ 116,983	$ 117,960	$ 51,207	$ 39,637

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 2,368	$ 7,302	$ 773	$ 2,568

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,159	2,351	6,668	4,898
Class 2	N/A	N/A	172	426
Shares issued in reinvestment of dividends and distributions:
Class 1	901	745	1,072	808
Class 2	N/A	N/A	35	23
Shares redeemed:
Class 1	(1,900)	(4,735)	(2,948)	(20,339)
Class 2	N/A	N/A	(220)	(712)

Net Increase (Decrease)	160	(1,639)	4,779	(14,896)

See accompanying notes.

48

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Blend Account		SmallCap Growth Account II

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 130	$ 294	$ (198)	$ (551)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(15,805)	(10,481)	(15,145)	(15,510)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	15,169	(20,746)	19,884	(26,133)

Net Increase (Decrease) in Net Assets Resulting from Operations	(506)	(30,933)	4,541	(42,194)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(335)	(317)	–	–
From net realized gain on investments:
Class 1	–	(8,654)	–	–

Total Dividends and Distributions	(335)	(8,971)	–	–

Capital Share Transactions
Shares sold:
Class 1	1,038	2,481	4,440	15,817
Class 2	N/A	N/A	88	533
Shares issued in reinvestment of dividends and distributions:
Class 1	335	8,971	–	–
Shares redeemed:
Class 1	(4,184)	(15,384)	(5,237)	(19,686)
Class 2	N/A	N/A	(153)	(825)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,811)	(3,932)	(862)	(4,161)

Total Increase (Decrease)	(3,652)	(43,836)	3,679	(46,355)

Net Assets
Beginning of period	48,620	92,456	61,239	107,594

End of period (including undistributed net investment income as set forth below)	$ 44,968	$ 48,620	$ 64,918	$ 61,239

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 118	$ 323	$ (198)	$ –

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	213	328	676	1,848
Class 2	N/A	N/A	15	64
Shares issued in reinvestment of dividends and distributions:
Class 1	60	1,059	–	–
Shares redeemed:
Class 1	(853)	(2,029)	(843)	(2,122)
Class 2	N/A	N/A	(25)	(98)

Net Increase (Decrease)	(580)	(642)	(177)	(308)

See accompanying notes.

49

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Value Account I

	Period	Year Ended
	Ended June	December 31,
	30, 2009	2008

Operations
Net investment income (operating loss)	$ 691	$ 1,589
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(15,553)	(17,616)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	7,031	(38,186)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,831)	(54,213)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,625)	(1,414)
Class 2	(1)	(1)
From net realized gain on investments:
Class 1	–	(17,058)
Class 2	–	(19)

Total Dividends and Distributions	(1,626)	(18,492)

Capital Share Transactions
Shares sold:
Class 1	9,638	30,010
Class 2	5	36
Shares issued in reinvestment of dividends and distributions:
Class 1	1,625	18,472
Class 2	1	20
Shares redeemed:
Class 1	(8,438)	(38,084)
Class 2	(6)	(116)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,825	10,338

Total Increase (Decrease)	(6,632)	(62,367)

Net Assets
Beginning of period	116,568	178,935

End of period (including undistributed net investment income as set forth below)	$ 109,936	$ 116,568

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 651	$ 1,586

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,199	2,519
Class 2	1	4
Shares issued in reinvestment of dividends and distributions:
Class 1	180	1,340
Class 2	–	1
Shares redeemed:
Class 1	(1,034)	(3,009)
Class 2	(1)	(9)

Net Increase (Decrease)	345	846

See accompanying notes.

50

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2009, the Fund consists of 39 accounts. The financial statements for Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap Growth Account I, MidCap Stock Account, MidCap Value Account II, Money Market Account, Mortgage Securities Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

On June 13, 2008 Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc. In addition, the Accounts had name changes:

Former Account Name

Bond Account Capital Value Account Equity Growth Account

Equity Income Account I Growth Account LargeCap Blend Account LargeCap Stock Index Account LargeCap Value Account MidCap Account MidCap Growth Account MidCap Value Account SmallCap Account SmallCap Growth Account SmallCap Value Account

New Account Name

Bond & Mortgage Securities Account LargeCap Value Account LargeCap Growth Account I

Equity Income Account LargeCap Growth Account LargeCap Blend Account II LargeCap S&P 500 Index Account LargeCap Value Account III MidCap Blend Account MidCap Growth Account I MidCap Value Account II SmallCap Blend Account SmallCap Growth Account II SmallCap Value Account I

Effective April 24, 2009, LargeCap Value Account III acquired all the assets and assumed all the liabilities of LargeCap Value Account II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from LargeCap Value Account II for shares of LargeCap Value Account III at an approximate exchange rate of .88 for Class 1 and Class 2 shares. The aggregate net assets of LargeCap Value Account II and LargeCap Value Account III immediately prior to the acquisition were approximately $3,770,000 (including approximately $1,076,000 of accumulated realized losses and $1,388,000 of unrealized depreciation) and $168,567,000, respectively. The aggregate net assets of LargeCap Value Account III immediately following the acquisition were $172,337,000.

On June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Variable Contracts Funds, Inc., Money Market Account submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

1. Organization (Continued)

The Program will guarantee Money Market Account shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Account’s market based net asset value falls below $0.995 per share and Money Market Account liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of Money Market Account on September 19, 2008.

The Program remains in effect until September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Account as of September 19, 2008 and was borne by Money Market Account. An additional cost of .015% of the net assets of the Account as of September 19, 2008 was borne by Money Market Account to participate in the program through June 30, 2009. The cost for participating in the Program incurred during the period ended June 30, 2009 is included on the statement of operations.

On March 31, 2009, the United States Treasury Department announced an extension of the Program to September 18, 2009. Money Market Account has applied to participate in the extension.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective January 1, 2008, the Accounts adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Equities
Basic Materials	$ 745	$ 145	$ —	$ 890
Communications	2,789	635	—	3,424
Consumer, Cyclical	1,966	303	—	2,269
Consumer, Non-cyclical	5,569	1,691	—	7,260
Diversified	15	62	—	77
Energy	2,274	192	—	2,466
Exchange Traded Funds	1,529	—	—	1,529
Financial	2,732	1,308	—	4,040
Industrial	2,139	493	—	2,632
Technology	3,064	244	—	3,308
Utilities	879	405	—	1,284
Debt securities issued by the U.S.	—	17,561	—	17,561
Treasury and other U.S. government
corporations and agencies
Debt securities issued by foreign	—	30	—	30
governments
Corporate debt securities	—	6,928	35	6,963
Commercial mortgage-backed	—	268	—	268
securities
Other debt obligations	—	7,393	—	7,393

Total investments in securities	$ 23,701	$ 37,658	$ 35	$ 61,394
Foreign currency Contracts	$ —	$ (23)	$ —	$ (23)
Futures	$ (19)	$ —	$ —	$ (19)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

Balanced Account
Equities
Basic Materials	$ 1,040	$ —	$ —	$ 1,040
Communications	3,392	—	—	3,392
Consumer, Cyclical	2,987	—	—	2,987
Consumer, Non-cyclical	6,816	—	—	6,816
Diversified	4	—	—	4
Energy	3,712	—	—	3,712
Exchange Traded Funds	80	—	—	80
Financial	4,599	20	—	4,619
Industrial	3,495	—	—	3,495
Technology	3,550	—	—	3,550
Utilities	1,255	—	—	1,255
Debt securities issued by the U.S.	—-	10,501	67	10,568
Treasury and other U.S. government
corporations and agencies
Debt securities issued by foreign	—	130	—	130
governments
Corporate debt securities	—	9,900	251	10,151
Residential mortgage-backed securities	—	503	18	521
Commercial mortgage-backed securities	—	2,473	329	2,802
Other debt obligations	—	1,141	151	1,292

Total investments in securities	$ 30,930	$ 24,668	$ 816	$ 56,414
Futures	$ (7)	$ —	$ —	$ (7)

Bond & Mortgage Securities Account
Equities
Communications	$ —	$ 807	$ —	$ 807
Financial	632	7,508	42	8,182
Utilities	—	1,413	—	1,413
Debt securities issued by the U.S.	—	151,181	1,036	152,217
Treasury and other U.S. government
corporations and agencies
Debt securities issued by foreign	—	1,230	—	1,230
governments
Corporate debt securities	—	149,685	3,385	153,070
Residential mortgage-backed securities	—	4,750	466	5,216
Commercial mortgage-backed securities	—	37,384	3,703	41,087
Other debt obligations	—	30,158	2,375	32,533

Total investments in securities	$ 632	$ 384,116	$ 11,007	$ 395,755
Credit Default Swaps	$ —	$ (1,778)	$ —	$ (1,778)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

Diversified International Account
Equities
Basic Materials	$ 1,072	$ 28,583	$ 467	$ 30,122
Communications	1,337	24,072	—	25,409
Consumer, Cyclical	—	29,036	—	29,036
Consumer, Non-cyclical	784	43,227	58	44,069
Diversified	—	4,735	—	4,735
Energy	4,971	28,984	—	33,955
Financial	1,383	77,801	—	79,184
Industrial	—	22,508	209	22,717
Technology	363	13,802	—	14,165
Utilities	—	11,351	—	11,351
Debt securities issued by the U.S.	—	451	—	451
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,065	—	1,065

Total investments in securities	$ 9,910	$ 285,615	$ 734	$ 296,259

Equity Income Account
Equities
Basic Materials	$ 12,133	$ —	$ —	$ 12,133
Communications	32,523	—	—	32,523
Consumer, Cyclical	40,133	—	—	40,133
Consumer, Non-cyclical	66,466	—	—	66,466
Energy	25,420	—	—	25,420
Financial	60,871	312	—	61,183
Industrial	37,121	—	—	37,121
Technology	28,010	—	—	28,010
Utilities	27,892	—	—	27,892
Debt securities issued by the U.S.	—	5,890	—	5,890
Treasury and other U.S. government
corporations and agencies
Corporate debt securities	—	1,473	—	1,473
Other debt obligations	—	13,801	—	13,801

Total investments in securities	$ 330,569	$ 21,476	$ —	$ 352,045

Government & High Quality Bond Account
Debt securities issued by the U.S.	$ —	$ 212,683	$ 1,024	$ 213,707
Treasury and other U.S. government
corporations and agencies
Corporate debt securities	—	10,127	1,975	12,102
Residential mortgage-backed securities	—	4,918	893	5,811
Commercial mortgage-backed securities	—	7,544	-	7,544
Other debt obligations	—	19,759	793	20,552

Total investments in securities	$ —	$ 255,031	$ 4,685	$ 259,716

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

Income Account
Equities
Financial	$ —	$ 1	$ —	$ 1
Government	—	49	—	49
Debt securities issued by the U.S.	—	47,254	—	47,254
Treasury and other U.S. government
corporations and agencies
Corporate debt securities	—	108,805	4,053	112,858
Other debt obligations	—	5,840	—	5,840

Total investments in securities	$ —	$ 161,949	$ 4,053	$ 166,002

International Emerging Markets Account
Equities
Basic Materials	$ 3,082	$ 13,095	$ —	$ 16,177
Communications	3,862	10,103	—	13,965
Consumer, Cyclical	—	7,580	263	7,843
Consumer, Non-cyclical	2,443	3,739	—	6,182
Diversified	—	1,830	—	1,830
Energy	10,063	9,575	—	19,638
Financial	1,823	32,983	—	34,806
Industrial	—	9,434	621	10,055
Technology	1,179	10,389	—	11,568
Utilities	510	3,341	—	3,851
Debt securities issued by the U.S.	—	505	—	505
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,191	—	1,191

Total investments in securities	$ 22,962	$ 103,765	$ 884	$ 127,611

International SmallCap Account
Equities
Basic Materials	$ —	$ 6,180	$ —	$ 6,180
Communications	11	3,972	—	3,983
Consumer, Cyclical	—	13,930	—	13,930
Consumer, Non-cyclical	—	13,480	—	13,480
Diversified	—	1,018	—	1,018
Energy	—	5,929	—	5,929
Financial	—	16,185	16	16,201
Industrial	73	18,269	—	18,342
Technology	—	4,603	28	4,631
Utilities	—	2,217	—	2,217
Debt securities issued by the U.S.	—	317	—	317
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	747	—	747

Total investments in securities	$ 84	$ 86,847	$ 44	$ 86,975

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

LargeCap Blend Account II
Equities
Basic Materials	$ 4,994	$ —	$ —	$ 4,994
Communications	18,082	—	—	18,082
Consumer, Cyclical	13,366	—	—	13,366
Consumer, Non-cyclical	38,580	—	—	38,580
Energy	19,850	—	—	19,850
Financial	20,409	—	—	20,409
Industrial	15,594	—	—	15,594
Technology	19,813	—	—	19,813
Utilities	6,255	—	—	6,255
Debt securities issued by the U.S.	—	844	—	844
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,990	—	1,990

Total investments in securities	$ 156,943	$ 2,834	$ —	$ 159,777
Futures	$ (74)	$ —	$ —	$ (74)

LargeCap Growth Account			—
Equities
Basic Materials	$ 9,085	$ —	$ —	$ 9,085
Communications	33,598	—	—	33,598
Consumer, Cyclical	23,207	—	—	23,207
Consumer, Non-cyclical	41,405	—	—	41,405
Energy	9,050	—	—	9,050
Financial	23,565	—	—	23,565
Industrial	9,002	—	—	9,002
Technology	29,340	—	—	29,340
Debt securities issued by the U.S.	—	2,865	—	2,865
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	6,753	—	6,753

Total investments in securities	$ 178,252	$ 9,618	$ —	$ 187,870

LargeCap Growth Account I
Equities
Basic Materials	$ 4,539	$ —	$ —	$ 4,539
Communications	38,761	—	—	38,761
Consumer, Cyclical	20,586	—	—	20,586
Consumer, Non-cyclical	32,977	—	—	32,977
Energy	12,498	—	—	12,498
Financial	17,446	—	—	17,446
Industrial	12,528	—	—	12,528
Technology	34,592	—	—	34,592
Utilities	2,679	—	—	2,679
Debt securities issued by the U.S.	—	789	—	789
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,860	—	1,860

Total investments in securities	$ 176,606	$ 2,649	$ —	$ 179,255
Futures	$ (67)	$ —	$ —	$ (67)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Index Account
Equities
Basic Materials	$ 2,975	$ —	$ —	$ 2,975
Communications	10,967	—	—	10,967
Consumer, Cyclical	8,040	—	—	8,040
Consumer, Non-cyclical	23,044	—	—	23,044
Diversified	45	—	—	45
Energy	11,896	—	—	11,896
Exchange Traded Funds	372	—	—	372
Financial	12,659	—	—	12,659
Industrial	9,499	—	—	9,499
Technology	11,814	—	—	11,814
Utilities	3,762	—	—	3,762
Debt securities issued by the U.S.	—	698	—	698
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,646	—	1,646

Total investments in securities	$ 95,073	$ 2,344	$ —	$ 97,417
Futures	$ (76)	$ —	$ —	$ (76)

LargeCap Value Account
Equities
Basic Materials	$ 3,692	$ —	$ —	$ 3,692
Communications	15,062	—	—	15,062
Consumer, Cyclical	6,765	—	—	6,765
Consumer, Non-cyclical	19,521	—	—	19,521
Energy	26,244	—	—	26,244
Financial	30,942	—	—	30,942
Industrial	14,596	—	—	14,596
Technology	5,422	—	—	5,422
Utilities	9,930	—	—	9,930
Debt securities issued by the U.S.	—	382	—	382
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	899	—	899

Total investments in securities	$ 132,174	$ 1,281	$ —	$ 133,455
Futures	$ (19)	$ —	$ —	$ (19)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

LargeCap Value Account III
Equities
Basic Materials	$ 3,172	$ —	$ —	$ 3,172
Communications	29,504	—	—	29,504
Consumer, Cyclical	11,222	—	—	11,222
Consumer, Non-cyclical	42,489	—	—	42,489
Energy	31,744	—	—	31,744
Financial	35,677	—	—	35,677
Industrial	11,719	—	—	11,719
Technology	4,162	—	—	4,162
Utilities	7,078	—	—	7,078
Debt securities issued by the U.S.	—	2,138	—	2,138
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	5,042	—	5,042

Total investments in securities	$ 176,767	$ 7,180	$ —	$ 183,947
Futures	$ 55	$ —	$ —	$ 55

MidCap Blend Account
Equities
Basic Materials	$ 8,380	$ 4,616	$ —	$ 12,996
Communications	38,024	—	—	38,024
Consumer, Cyclical	21,569	—	—	21,569
Consumer, Non-cyclical	68,183	—	—	68,183
Diversified	3,562	—	—	3,562
Energy	40,644	—	—	40,644
Financial	33,535	—	—	33,535
Industrial	8,510	—	—	8,510
Technology	10,250	—	—	10,250
Utilities	18,477	—	—	18,477
Debt securities issued by the U.S.	—	4,775	—	4,775
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	11,254	—	11,254

Total investments in securities	$ 251,134	$ 20,645	$ —	$ 271,779

MidCap Growth Account I
Equities
Basic Materials	$ 2,180	$ —	$ —	$ 2,180
Communications	2,062	—	—	2,062
Consumer, Cyclical	7,268	—	—	7,268
Consumer, Non-cyclical	10,438	—	—	10,438
Energy	2,535	—	—	2,535
Financial	3,048	—	—	3,048
Industrial	5,741	—	—	5,741
Technology	6,367	—	—	6,367
Utilities	1,810	—	—	1,810

Total investments in securities	$ 41,449	$ —	$ —	$ 41,449

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

MidCap Stock Account
Equities
Basic Materials	$ 2,900	$ —	$ —	$ 2,900
Communications	198	—	—	198
Consumer, Cyclical	8,098	—	—	8,098
Consumer, Non-cyclical	9,792	—	—	9,792
Energy	3,235	—	—	3,235
Financial	8,209	—	—	8,209
Industrial	8,945	—	—	8,945
Technology	6,886	—	—	6,886
Utilities	4,427	—	—	4,427
Debt securities issued by the U.S.	—	747	—	747
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,761	—	1,761

Total investments in securities	$ 52,690	$ 2,508	$ —	$ 55,198

MidCap Value Account II
Equities
Basic Materials	$ 3,021	$ —	$ —	$ 3,021
Communications	4,698	—	—	4,698
Consumer, Cyclical	8,006	—	—	8,006
Consumer, Non-cyclical	10,057	—	—	10,057
Energy	7,026	—	—	7,026
Exchange Traded Funds	2,459	—	—	2,459
Financial	21,871	—	—	21,871
Industrial	9,489	—	—	9,489
Technology	3,525	—	—	3,525
Utilities	10,054	—	—	10,054
Debt securities issued by the U.S.	—	288	—	288
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	679	—	679

Total investments in securities	$ 80,206	$ 967	$ —	$ 81,173

Money Market Account
Debt securities issued by the U.S.	$ —	$ 1,006	$ —	$ 1,006
Treasury and other U.S. government
corporations and agencies
Debt securities issued by states of the	—	7,375	—	7,375
U.S. and political subdivisions of the
states
Corporate debt securities	—	9,531	—	9,531
Other debt obligations	—	427,204	—	427,204

Total investments in securities	$ —	$ 445,116	$ —	$ 445,116

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

Mortgage Securities Account
Debt securities issued by the U.S.	$ —	$ 146,299	$ —	$ 146,299
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	37,659	—	37,659

Total investments in securities	$ —	$ 183,958	$ —	$ 183,958

Principal Capital Appreciation Account
Equities
Basic Materials	$ 3,017	$ —	$ —	$ 3,017
Communications	7,232	—	—	7,232
Consumer, Cyclical	9,872	—	—	9,872
Consumer, Non-cyclical	16,091	—	—	16,091
Energy	8,500	—	—	8,500
Exchange Traded Funds	22	—	—	22
Financial	10,007	—	—	10,007
Industrial	9,726	—	—	9,726
Technology	10,445	—	—	10,445
Utilities	2,690	—	—	2,690
Debt securities issued by the U.S.	—	487	—	487
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,147	—	1,147

Total investments in securities	$ 77,602	$ 1,634	$ —	$ 79,236

Principal LifeTime 2010 Account
Equities
Funds	$ 35,011	$ —	$ —	$ 35,011

Total investments in securities	$ 35,011	$ —	$ —	$ 35,011

Principal LifeTime 2020 Account
Equities
Funds	$ 142,058	$ —	$ —	$ 142,058

Total investments in securities	$ 142,058	$ —	$ —	$ 142,058

Principal LifeTime 2030 Account
Equities
Funds	$ 37,408	$ —	$ —	$ 37,408

Total investments in securities	$ 37,408	$ —	$ —	$ 37,408

Principal LifeTime 2040 Account
Equities
Funds	$ 12,365	$ —	$ —	$ 12,365

Total investments in securities	$ 12,365	$ —	$ —	$ 12,365

Principal LifeTime 2050 Account
Equities
Funds	$ 7,944	$ —	$ —	$ 7,944

Total investments in securities	$ 7,944	$ —	$ —	$ 7,944

Principal LifeTime Strategic Income Account
Equities
Funds	$ 20,207	$ —	$ —	$ 20,207

Total investments in securities	$ 20,207	$ —	$ —	$ 20,207

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

Real Estate Securities Account
Equities
Financial	$ 109,545	$ —	$ —	$ 109,545
Debt securities issued by the U.S.	—	127	—	127
Treasury and other U.S. government
corporations and agencies
Corporate debt securities	—	902	—	902
Other debt obligations	—	299	—	299

Total investments in securities	$ 109,545	$ 1,328	$ —	$ 110,873

SAM Balanced Portfolio
Equities
Funds	$ 606,876	$ —	$ —	$ 606,876

Total investments in securities	$ 606,876	$ —	$ —	$ 606,876

SAM Conservative Balanced Portfolio
Equities
Funds	$ 125,394	$ —	$ —	$ 125,394

Total investments in securities	$ 125,394	$ —	$ —	$ 125,394

SAM Conservative Growth Portfolio
Equities
Funds	$ 178,035	$ —	$ —	$ 178,035

Total investments in securities	$ 178,035	$ —	$ —	$ 178,035

SAM Flexible Income Portfolio
Equities
Funds	$ 141,534	$ —	$ —	$ 141,534

Total investments in securities	$ 141,534	$ —	$ —	$ 141,534

SAM Strategic Growth Portfolio
Equities
Funds	$ 102,001	$ —	$ —	$ 102,001

Total investments in securities	$ 102,001	$ —	$ —	$ 102,001

Short-Term Bond Account
Debt securities issued by the U.S.	$ —	$ 50,844	$ —	$ 50,844
Treasury and other U.S. government
corporations and agencies
Corporate debt securities	—	34,554	175	34,729
Residential mortgage-backed securities	—	3,118	40	3,158
Commercial mortgage-backed securities	—	9,538	1,105	10,643
Other debt obligations	—	10,909	347	11,256

Total investments in securities	$ —	$ 108,963	$ 1,667	$ 110,630
Short-Term Income Account
Debt securities issued by the U.S.	$ —	$ 16,283	$ —	$ 16,283
Treasury and other U.S. government
corporations and agencies
Corporate debt securities	—	28,043	—	28,043
Other debt obligations	—	6,159	—	6,159

Total investments in securities	$ —	$ 50,485	$ —	$ 50,485
Futures	$ 17	$ —	$ —	$ 17

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

SmallCap Blend Account
Equities
Basic Materials	$ 567	$ —	$ —	$ 567
Communications	3,421	—	—	3,421
Consumer, Cyclical	5,468	—	—	5,468
Consumer, Non-cyclical	10,934	—	—	10,934
Diversified	73	—	—	73
Energy	1,779	—	—	1,779
Financial	7,598	—	—	7,598
Industrial	7,605	—	—	7,605
Technology	4,395	—	—	4,395
Utilities	1,816	—	—	1,816
Debt securities issued by the U.S.	—	369	—	369
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	871	—	871

Total investments in securities	$ 43,656	$ 1,240	$ —	$ 44,896
Futures	$ 10	$ —	$ —	$ 10

SmallCap Growth Account II
Equities
Basic Materials	$ 806	$ —	$ —	$ 806
Communications	7,938	67	—	8,005
Consumer, Cyclical	9,626	—	—	9,626
Consumer, Non-cyclical	15,038	—	—	15,038
Energy	2,652	—	—	2,652
Financial	3,153	—	—	3,153
Industrial	9,026	—	—	9,026
Technology	11,897	—	—	11,897
Utilities	144	—	—	144
Debt securities issued by the U.S.	—	702	—	702
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	1,654	—	1,654

Total investments in securities	$ 60,280	$ 2,423	$ —	$ 62,703
Futures	$ (84)	$ —	$ —	$ (84)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other	Level 3 - Significant
	Level 1 - Quoted	Significant	Unobservable
Account	Prices	Observable Inputs	Inputs	Totals (Level 1,2,3)

SmallCap Value Account I
Equities
Basic Materials	$ 4,121	$ —	$ —	$ 4,121
Communications	7,129	—	—	7,129
Consumer, Cyclical	13,048	—	—	13,048
Consumer, Non-cyclical	14,596	—	—	14,596
Diversified	62	—	—	62
Energy	3,111	—	—	3,111
Exchange Traded Funds	44	—	—	44
Financial	33,637	—	—	33,637
Industrial	16,056	—	—	16,056
Technology	5,973	—	—	5,973
Utilities	7,332	—	—	7,332
Debt securities issued by the U.S.	—	1,202	—	1,202
Treasury and other U.S. government
corporations and agencies
Other debt obligations	—	2,832	—	2,832

Total investments in securities	$ 105,109	$ 4,034	$ —	$ 109,143
Futures	$ (118)	$ —	$ —	$ (118)

*Derivative instruments such as futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/depreciation on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

						Transfers
	Value			Change in		In and/or	Value
	December	Accrued	Realized	Unrealized	Net	Out of	June 30,
Portfolio	31, 2008	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Level 3	2009

Asset Allocation
Debt securities issued by the U.S.
Treasury and other U.S.
government corporations and
agencies	$ 300	$ —	$ 3	$ —	$ (303)	$ —	$ —
Corporate debt securities	—	—	—	(4)	(4)	43	35

Total	$ 300	$ —	$ 3	$ (4)	$ (307)	$ 43	$ 35

Balanced Account
Debt securities issued by the U.S.
Treasury and other U.S.
government corporations and
agencies	$ —	$ —	$ —	$ 1	$ 66	$ —	$ 67
Corporate debt securities	34	—	(9)	(119)	(25)	370	251
Residential mortgage-backed
securities	—	—	—	(34)	—	52	18
Commercial mortgage-backed
securities	—	(3)	—	10	187	135	329
Other debt obligations		—	—	(15)	(22)	188	151

Total
	$ 34	$ (3)	$ (9)	$ (157)	$ 206	$ 745	$ 816

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
						Transfers
	Value			Change in		In and/or	Value
	December	Accrued	Realized	Unrealized	Net	Out of	June 30,
Portfolio	31, 2008	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Level 3	2009

Bond & Mortgage Securities Account
Equities
Financial	$ —	$ —	$ —	$ 1	$ 41	$ —	$ 42
Debt securities issued by the U.S.
Treasury and other U.S.
government corporations and
agencies	—	—	—	11	1,025	—	1,036
Corporate debt securities	521	9	(97)	(689)	(191)	3,832	3,385
Residential mortgage-backed
securities	—	—	—	(374)	(77)	917	466
Commercial mortgage-backed
securities	—	(24)	(125)	189	2,362	1,301	3,703
Other debt obligations	—	—	(1)	(193)	(328)	2,897	2,375

Total	$ 521	$ (15)	$ (223)	$ (1,055)	$ 2,832	$ 8,947	$11,007

Diversified International Account
Equities
Basic Materials	$ —	$ —	$ —	$ 154	$ 313	$ —	$467
Communications	2,623	—	—	—	—	(2,623)	—
Consumer, Non-cyclical	—	—	—	16	42	—	58
Industrial	1,588	—	—	6	204	(1,589)	209
Utilities	2	—	(21)	29	(10)	—	—

Total	$ 4,213	$ —	$ (21)	$ 205	$ 549	$(4,212)	$ 734

Government & High Quality Bond Account
Debt securities issued by the U.S.
Treasury and other U.S.
government corporations and
agencies	$ —	$ —	$ —	$ (94)	$ (191)	$ 1,309	$1,024
Corporate debt securities	—	—	—	(1,776)	—	3,751	1,975
Residential mortgage-backed
securities	—	—	—	(149)	(216)	1,258	893
Other debt obligations	—	—	—	31	(144)	906	793

Total	$ —	$ —	$ —	$(1,988)	$ (551)	$ 7,224	$4,685

Income Account
Corporate debt securities	$ 774	$ —	$ —	$ (180)	$ 1,500	$ 1,959	$ 4,053

Total	$ 774	$ —	$ —	$ (180)	$ 1,500	$ 1,959	$4,053
International Emerging Markets Account
Equities
Consumer, Non-cyclical	$ —	$ —	$ 106	$ 122	$ (394)	$ 429	$ 263
Industrial
	—	—	—	16	605	—	621

Total	$ —	$ —	$ 106	$ 138	$ 211	$ 429	$ 884

International SmallCap Account
Equities
Financial
	$ —	$ —	$ —	$ (1)	$ 17	$ —	$16
Industrial	58	—	—	(58)	—	—	—
Technology	—	—	—	—	28	—	28

Total	$ 58	$ —	$ —	$ (59)	$ 45	$ —	$ 44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
						Transfers
	Value			Change in		In and/or	Value
	December	Accrued	Realized	Unrealized	Net	Out of	June 30,
Portfolio	31, 2008	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Level 3	2009

Short-Term Bond Account
Corporate debt securities	$ —	$ —	$ —	$ 20	$ (35)	$ 190	$175
Residential mortgage-backed
securities	—	—	—	(30)	(4)	74	40
Commercial mortgage-backed
securities	53	(3)	—	38	(1)	1,018	1,105
Other debt obligations	—	—	—	(28)	(102)	477	347

Total	$ 53	$ (3)	$ —	$ —	$ (142)	$1,759	$1,667

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account		International SmallCap Account

Euro	23.4%	United States Dollar	23.6%	Japanese Yen	28.4%
British Pound	19.0	Hong Kong Dollar	20.5	Euro	22.3
Japanese Yen	18.9	Korean Won	12.0	British Pound	18.6
Canadian Dollar	7.0	Taiwan Dollar	11.4	Canadian Dollar	10.0
Swiss Franc	6.3	Brazilian Real	9.3
		South African Rand	5.7

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Expenses included in the statements of operations of the Principal LifeTime Accounts and SAM Portfolios reflect the expenses of each Principal LifeTime Account and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes.” As of June 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts are subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2009, Diversified International Account had a foreign tax refund receivable of $20,000, no deferred tax liability, and an approximate capital loss carryforward of $675,000 that expires in 2017, and International Emerging Markets Account had a foreign tax refund receivable of $90,000, no deferred tax liability, and an approximate capital loss carryforward of $2,747,000 that expires in 2017, relating to Indian securities.

Recent Accounting Pronouncements. In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures about the Accounts’ derivative and hedging activities, including how such activities are accounted for and their effect on the Accounts’ financial position, performance and cash flows. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. All changes to financial statement disclosure have been made in accordance with FAS 161 and are incorporated for the current period as part of the notes to financial statements.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

In April 2009, the FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. All changes to financial statement disclosure have been made in accordance with FSP 157-4 and are incorporated for the current period as part of the notes to financial statements.

3. Operating Policies

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of June 30, 2009 are included in the schedules of investments.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the period ended June 30, 20099, Asset Allocation Account, Bond & Mortgage Securities Account, Diversified International Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap Value Account, MidCap Growth Account I, Real Estate Securities Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Effective July 2, 2009, the unsecured joint line of credit is with three banks which allow the participants to borrow up to $150 million, collectively. Interest charged to each participant, based on its borrowings, will be at a rate equal to the higher of the Fed Funds Rate or the One Month LIBOR Rate plus 1.25% .

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral is usually invested in short-term securities and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2009, the Accounts had no securities on loan.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Accounts may invest in swap agreements. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Details of credit default swaps where Bond & Mortgage Securities Account sold protection as of June 30, 2009 are as follows (amounts shown in thousands):

Counterparty	Reference	(Pay)/Receive	Expiration	Notional	Market	Upfront Premiums	Unrealized
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received)	(Depreciation)

Deutsche Bank	CMBX.NA.AAA.4	0.35%	02/17/2051	$ 1,250	$ (335)	$ (381)	$ 46

(1) The maximum potential amount the Account could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Accounts will receive a payment from or make a payment to the counterparty.

Details of swap agreements open at period end are included in the Accounts' schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as	Asset Derivatives June 30, 2009		Liability Derivatives June 30, 2009

hedging instruments under Statement		Fair		Fair
133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Asset Allocation Account

Equity contracts	Receivables, Net Assets Consist of Net	$1*
unrealized appreciation (depreciation) of
investments

Foreign exchange contracts	Receivables	118	Payables	$141

Interest rate contracts			Receivables, Net Assets Consist of Net	20*
unrealized appreciation (depreciation) of
investments

	Total	$119		$161

Bond & Mortgage Securities Account

Credit contracts	Receivables, Net Assets Consist of Net	$46	Payables, Net Assets Consist of Net unrealized	$1,824
	unrealized appreciation (depreciation) of		appreciation (depreciation) of investments
investments

Balanced Account

Equity contracts			Payables, Net Assets Consist of Net unrealized	$7*
appreciation (depreciation) of investments

Government & High Quality Bond Account

Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$7*
appreciation (depreciation) of investments

LargeCap Blend Account II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$74*
appreciation (depreciation) of investments

LargeCap Growth Account I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$67*
appreciation (depreciation) of investments

LargeCap S&P 500 Index Account

Equity contracts			Payables, Net Assets Consist of Net unrealized	$76*
appreciation (depreciation) of investments

LargeCap Value Account

Equity contracts			Payables, Net Assets Consist of Net unrealized	$19*
appreciation (depreciation) of investments

LargeCap Value Account III

Equity contracts	Payables, Net Assets Consist of Net unrealized	$55*
appreciation (depreciation) of investments

Short-Term Income Account

Interest rate contracts	Receivables, Net Assets Consist of Net	$17*
unrealized appreciation (depreciation) of
investments

SmallCap Blend Account

Equity contracts	Payables, Net Assets Consist of Net unrealized	$10*
appreciation (depreciation) of investments

SmallCap Growth Account II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$84*
appreciation (depreciation) of investments

SmallCap Value Account I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$118*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

3. Operating Policies (Continued)

		Realized Gain or (Loss)	Change in Unrealized
Derivatives Not Accounted		on Derivatives	Appreciation or (depreciation) of
for as Hedging Instruments	Location of Gain or (Loss) On Derivatives Recognized in	Recognized in	Derivatives Recognized in
Under Statement 133	Operations	Operations	Operations

Asset Allocation Account

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$580	$(347)
	unrealized appreciation/depreciation of Futures contracts

Foreign exchange rate	Net realized gain (loss) for Foreign currency	102	(129)
contracts	transactions/Change in unrealized appreciation/depreciation
	of Translation of assets and liabilities in foreign currencies

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	(17)	63
	unrealized appreciation/depreciation of Futures contracts

	Total	$665	$(413)

Bond & Mortgage Securities Account

Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$404	$(1,502)
	unrealized appreciation/depreciation of Swap agreements

Balanced Account

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(32)	$(15)
	unrealized appreciation/depreciation of Futures contracts

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	(49)	(1)
	unrealized appreciation/depreciation of Futures contracts

	Total	$(81)	$(16)

Government & High Quality Bond Account

Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	$(753)	$543
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and swap agreements

LargeCap Blend Account II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$294	$(93)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Growth Account I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$301	$(67)
	unrealized appreciation/depreciation of Futures contracts

LargeCap S&P 500 Index Account

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$405	$(156)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Value Account

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(17)	$(88)
	unrealized appreciation/depreciation of Futures contracts

LargeCap Value Account III

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$300	$55
	unrealized appreciation/depreciation of Futures contracts

Short-Term Income Account

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$(38)	$103
	unrealized appreciation/depreciation of Futures contracts

Short-Term Bond Account

Interest rate contracts	Net realized gain (loss) from Futures contracts/Change in	$50	$(76)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Blend Account

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$62	$(56)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Growth Account II

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$88	$(84)
	unrealized appreciation/depreciation of Futures contracts

SmallCap Value Account I

Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$390	$(283)
	unrealized appreciation/depreciation of Futures contracts

The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2009.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. The annual rate paid by Principal LifeTime Accounts is 0.1225% of each of the Principal LifeTime Accounts’ average daily net assets up to $3 billion and 0.1125% of each of the Principal LifeTime Accounts’ average daily net assets over $3 billion. Effective July 1, 2009, the annual rate paid by Principal LifeTime Accounts was reduced to 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)

					Over
	First $100	Next $100	Next $100	Next $100	$400

Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.45	0.40	0.35	0.30
International SmallCap Account	1.20	1.15	1.10	1.05	1.00
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
MidCap Growth Account I	0.90	0.85	0.80	0.75	0.70
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
Short-Term Bond Account	0.50	0.45	0.40	0.35	0.30
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

		Net Assets of Accounts (in millions)

					Over
	First $250	Next $250	Next $250	Next $250	$1,000

Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40
LargeCap Value Account III	0.75	0.70	0.65	0.60	0.55
MidCap Value Account II	1.05	1.00	0.95	0.90	0.85

						Net Assets of Account

		Net Assets of Account					(in millions)

	First	Next	Next	Over $3		First	Next	Over
	$1 billion	$1 billion	$1 billion	Billion		$200	$300	$500

MidCap Stock Account	0.75%	0.70%	0.65%	0.60%	Short-Term Income Account	0.50%	0.45%	0.40%

			NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			June 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account					Net Assets of Account

	(in millions)					(in millions)

				First	Next	Next $1	Next $1	Over $3
	First $500	Over $500		$500	$500	billion	billion	billion

Principal Capital			LargeCap Growth
Appreciation Account	.625%	.50%	Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts

	First $2	Over $2
	billion	billion

Income Account	.50%	.45%
Mortgage Securities Account	.50	.45

	Overall Fee

LargeCap S&P 500 Index Account	.25%

Effective July 1, 2009, the Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2011. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
LargeCap Value Account III	0.012
SmallCap Growth Account II	0.020
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2009 through June 30, 2009

	Class 1	Class 2	Expiration

MidCap Value Account II	1.01%	N/A	April 30, 2010
Principal LifeTime 2040 Account	0.13	N/A	April 30, 2009
Principal LifeTime 2050 Account	0.12	N/A	April 30, 2009
Principal LifeTime Strategic Income Account	0.14	N/A	April 30, 2009
SmallCap Value Account I	1.01	1.26%	April 30, 2010

Effective July 1, 2009, the operating expense limit for SmallCap Value Account I will be 0.99% for Class 1 and 1.24% for Class 2.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the Money Market Account’s distribution fees attributable to Class 2 shares of the Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2009, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1

Asset Allocation Account	5,961	Principal Capital Appreciation Account	164
Balanced Account	4,992	Principal LifeTime 2010 Account	4,283
Bond & Mortgage Securities Account	28,803	Principal LifeTime 2020 Account	17,064
Diversified International Account	23,202	Principal LifeTime 2030 Account	4,605
Equity Income Account	13,222	Principal LifeTime 2040 Account	1,511
Government & High Quality Bond Account	24,694	Principal LifeTime 2050 Account	986
International Emerging Markets Account	8,653	Principal LifeTime Strategic Income Account	2,330
International SmallCap Account	8,937	Real Estate Securities Account	10,081
LargeCap Blend Account II	28,753	SAM Balanced Portfolio	31,694
LargeCap Growth Account	6,546	SAM Conservative Balanced Portfolio	10,400
LargeCap Growth Account I	11,715	SAM Conservative Growth Portfolio	3,834
LargeCap S&P 500 Index Account	14,935	SAM Flexible Income Portfolio	8,840
LargeCap Value Account	7,037	SAM Strategic Growth Portfolio	2,494
LargeCap Value Account III	17,079	Short-Term Bond Account	13,846
MidCap Blend Account	10,589	Short-Term Income Account	4,828
MidCap Growth Account I	6,315	SmallCap Blend Account	8,191
MidCap Value Account II	10,056	SmallCap Growth Account II	5,373
Money Market Account	415,093	SmallCap Value Account I	10,193
Mortgage Securities Account	972

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Account, $3,000 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Accounts did not pay brokerage commissions to any member of the Principal Financial Group during the period ended June 30, 2009. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended
June 30, 2009

SmallCap Growth Account II	$ 1

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

5. Investment Transactions

For the period ended June 30, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Asset Allocation Account	$46,281	$54,542	Mortgage Securities Account	$34,287	$18,490
Balanced Account	62,108	68,991	Principal Capital Appreciation Account	13,197	8,738
Bond & Mortgage Securities Account	844,344	878,482	Principal LifeTime 2010 Account	7,113	5,281
Diversified International Account	153,027	148,017	Principal LifeTime 2020 Account	22,225	11,669
Equity Income Account	108,196	85,786	Principal LifeTime 2030 Account	12,432	2,325
Government & High Quality Bond Account	132,418	190,652	Principal LifeTime 2040 Account	1,834	1,378
Income Account	36,034	15,512	Principal LifeTime 2050 Account	1,288	970
International Emerging Markets Account	92,722	85,858	Principal LifeTime Strategic Income Account	5,793	3,084
International SmallCap Account	50,097	54,340	Real Estate Securities Account	47,371	41,776
LargeCap Blend Account II	37,996	43,183	SAM Balanced Portfolio	106,757	15,504
LargeCap Growth Account	107,321	95,033	SAM Conservative Balanced Portfolio	38,884	7,965
LargeCap Growth Account I	41,915	52,549	SAM Conservative Growth Portfolio	12,522	10,972
LargeCap S&P 500 Index Account	7,781	9,529	SAM Flexible Income Portfolio	31,647	18,348
LargeCap Value Account	117,750	121,300	SAM Strategic Growth Portfolio	11,498	4,610
LargeCap Value Account III	64,946	63,709	Short-Term Bond Account	5,132	26,112
MidCap Blend Account	17,838	26,692	Short-Term Income Account	13,757	4,946
MidCap Growth Account I	10,217	12,402	SmallCap Blend Account	21,425	23,975
MidCap Stock Account	11,620	8,234	SmallCap Growth Account II	26,282	30,452
MidCap Value Account II	63,756	59,417	SmallCap Value Account I	27,147	25,190

For the year ended June 30, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Asset Allocation Account	$18,344	$17,902	Mortgage Securities Account	$3,375	$1,458
Balanced Account	3,793	3,040	Short Term Bond Account	16,032	6,790
Bond & Mortgage Securities Account	59,757	59,621	Short Term Income Account	2,985	6
Government & High Quality Bond Account	16,980	18,713	SmallCap Value Account I	—	116
Income Account	11,127	2,246

The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2009 and December 31, 2008 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain		Section 1250 Gains

	2009	2008	2009	2008*	2009	2008

Asset Allocation Account	$1,822	$ 4,724	$ —	$ 4,828	$ —	$ —
Balanced Account	2,647	2,956	—	3,470	—	—
Bond & Mortgage Securities Account	24,743	25,851	—	—	—	—
Diversified International Account	9,747	32,412	—	76,228	—	—
Equity Income Account	12,832	20,200	—	25,508	—	—
Government & High Quality Bond Account	15,687	15,001	—	—	—	—
Income Account	9,779	11,335	152	208	—	—
International Emerging Markets Account	1,424	31,597	—	26,102	—	—
International SmallCap Account	2,378	12,395	—	20,033	—	—
LargeCap Blend Account II	3,023	15,975	—	84,558	—	—
LargeCap Growth Account	1,471	1,456	—	—	—	—
LargeCap Growth Account I	—	401	—	—	—	—
LargeCap S&P 500 Index Account	3,117	3,668	—	3,811	—	—
LargeCap Value Account	4,794	8,985	—	24,933	—	—
LargeCap Value Account III	4,472	6,207	—	5,979	—	—
MidCap Blend Account	2,392	7,072	14,827	40,117	—	—
MidCap Growth Account I	67	5,034	—	4,068	—	—
MidCap Stock Account	774	1,477	—	14,996	—	—
MidCap Value Account II	1,573	7,114	—	4,056	—	—
Money Market Account	1,040	8,668	—	—	—	—
Mortgage Securities Account	9,505	12,314	—	—	—	—
Principal Capital Appreciation Account	826	1,572	—	10,314	—	—
Principal LifeTime 2010 Account	1,551	2,161	67	2,639	—	—
Principal LifeTime 2020 Account	5,072	8,649	—	12,247	—	—
Principal LifeTime 2030 Account	776	1,505	51	2,183	—	—
Principal LifeTime 2040 Account	345	695	—	1,185	—	—
Principal LifeTime 2050 Account	201	485	—	764	—	—
Principal LifeTime Strategic Income Account	1,034	861	174	633	—	—
Real Estate Securities Account	3,240	5,194	—	58,377	—	330
SAM Balanced Portfolio	24,142	22,940	18,466	71,003	—	—
SAM Conservative Balanced Portfolio	3,987	3,089	1,831	5,139	—	—
SAM Conservative Growth Portfolio	9,144	9,785	10,464	26,791	—	—
SAM Flexible Income Portfolio	6,685	8,007	1,332	10,759	—	—
SAM Strategic Growth Portfolio	3,798	4,616	1,483	20,889	—	—
Short-Term Bond Account	7,521	7,051	—	—	—	—
Short-Term Income Account	2,646	2,053	—	—	—	—
SmallCap Blend Account	335	3,084	—	5,887	—	—
SmallCap Value Account I	1,626	5,981	—	12,511	—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

6. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2008, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains

Asset Allocation Account	$1,769	$ —
Balanced Account	2,568	—
Bond & Mortgage Securities Account	24,028	—
Diversified International Account	9,461	—
Equity Income Account	12,432	—
Government & High Quality Bond Account	15,229	—
Income Account	9,496	152
International Emerging Markets Account	1,383	—
International SmallCap Account	2,309	—
LargeCap Blend Account II	2,917	—
LargeCap Growth Account	1,429	—
LargeCap S&P 500 Index Account	3,030	—
LargeCap Value Account	4,633	—
LargeCap Value Account II	98	—
LargeCap Value Account III	4,347	—
MidCap Blend Account	2,294	14,827
MidCap Growth Account I	57	—
MidCap Stock Account	750	382
MidCap Value Account II	1,520	—
Mortgage Securities Account	9,227	—
Principal Capital Appreciation Account	797	—
Principal LifeTime 2010 Account	1,531	66
Principal LifeTime 2020 Account	4,925	—
Principal LifeTime 2030 Account	754	51
Principal LifeTime 2040 Account	335	—
Principal LifeTime 2050 Account	195	—
Principal LifeTime Strategic Income Account	1,047	173
Real Estate Securities Account	2,816	—
SAM Balanced Portfolio	23,440	18,466
SAM Conservative Balanced Portfolio	3,872	1,462
SAM Conservative Growth Portfolio	8,877	10,464
SAM Flexible Income Portfolio	6,491	1,124
SAM Strategic Growth Portfolio	3,687	1,483
Short-Term Bond Account	7,302	—
Short-Term Income Account	2,568	—
SmallCap Blend Account	323	—
SmallCap Value Account I	1,587	—

As of December 31, 2008, LargeCap Growth Account I, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

6. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2008, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:

										Annual
	2009	2010	2011	2012	2013	2014	2015	2016	Total	Limitations*

Asset Allocation Account	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 680	$ 680	$ —
Balanced Account	—	—	—	—	—	—	—	4,781	4,781	—
Bond & Mortgage Securities Account	302	1,073	—	—	574	1,318	171	13,681	17,119	—
Diversified International Account	—	—	—	—	—	—	—	57,701	57,701	—
Equity Income Account	—	—	—	—	—	—	—	44,839	44,839	—
Government & High Quality
Bond Account	—	—	—	—	—	2,001	—	—	2,001	—
International Emerging Markets
Account	—	—	—	—	—	—	—	24,460	24,460	—
International SmallCap Account	—	—	—	—	—	—	—	34,076	34,076	—
LargeCap Blend Account II	—	—	—	—	—	—	—	18,629	18,629	—
LargeCap Growth Account	9,548	18,104	12,160	—	1,468	—	—	14,946	56,226	12,160
LargeCap Growth Account I	—	9,225	11,287	—	—	—	—	10,427	30,939	—
LargeCap S&P 500 Index Account	—	—	—	—	—	—	—	2,495	2,495	—
LargeCap Value Account	—	—	—	—	—	—	—	26,940	26,940	—
LargeCap Value Account II	—	—	—	—	—	—	—	431	431	—
LargeCap Value Account III	—	—	—	—	—	—	—	14,882	14,882	—
MidCap Growth Account I	—	—	—	—	—	—	—	2,952	2,952	—
MidCap Value Account II	—	—	—	—	—	—	—	13,216	13,216	—
Money Market Account	—	—	—	—	—	—	—	298	298	—
Mortgage Securities Account	—	—	1,673	1,119	782	1,308	436	608	5,926	—
Principal Capital Appreciation Account	—	—	—	—	—	—	—	47	47	—
Principal LifeTime 2020 Account	—	—	—	—	—	—	—	94	94	—
Principal LifeTime 2040 Account	—	—	—	—	—	—	—	66	66	—
Principal LifeTime 2050 Account	—	—	—	—	—	—	—	12	12	—
Real Estate Securities Account	—	—	—	—	—	—	—	15,912	15,912	—
Short-Term Bond Account	—	—	1	166	573	445	348	1,956	3,489	—
Short-Term Income Account	35	—	112	85	—	42	43	617	934	—
SmallCap Blend Account	—	—	—	—	—	—	—	7,114	7,114	—
SmallCap Growth Account II	—	20,647	—	7,505	—	—	—	9,404	37,556	1,977
SmallCap Value Account I	—	—	—	—	—	—	—	11,782	11,782	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

6. Federal Tax Information (Continued)

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2008, the Accounts had approximate post-October losses as follows (amounts in thousands):

Asset Allocation Account	$ 1,512
Balanced Account	3,126
Bond & Mortgage Securities Account	3,465
Diversified International Account	34,499
Equity Income Account	16,980
Government & High Quality Bond Account	354
International Emerging Markets Account	12,708
International SmallCap Account	16,352
LargeCap Blend Account II	8,303
LargeCap Growth Account	11,306
LargeCap Growth Account I	10,681
LargeCap S&P 500 Index Account	703
LargeCap Value Account	16,839
LargeCap Value Account II	133
LargeCap Value Account III	12,362
MidCap Blend Account	4,114
MidCap Growth Account I	2,444
MidCap Stock Account	1,687
MidCap Value Account II	22,015
Mortgage Securities Account	20
Principal Capital Appreciation Account	687
Principal LifeTime 2010 Account	516
Principal LifeTime 2020 Account	206
Principal LifeTime 2030 Account	51
Principal LifeTime 2040 Account	22
Principal LifeTime 2050 Account	26
Principal LifeTime Strategic Income Account	145
Real Estate Securities Account	12,451
SAM Balanced Portfolio	201
SAM Conservative Balanced Portfolio	3
SAM Conservative Growth Portfolio	30
SAM Flexible Income Portfolio	29
SAM Strategic Growth Portfolio	367
Short-Term Bond Account	506
Short-Term Income Account	180
SmallCap Blend Account	3,215
SmallCap Growth Account II	5,544
SmallCap Value Account I	6,845

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (48.73%)				COMMON STOCKS (continued)
Advertising Agencies (0.09%)				Applications Software (continued)
Interpublic Group of Cos Inc (a)	1,714 $		9	Microsoft Corp	26,300 $		625
Omnicom Group Inc	1,350		42	Sage Group PLC	5,697		17

			51				718

Advertising Services (0.01%)				Athletic Footwear (0.09%)
JC Decaux SA	72		1	NIKE Inc	1,100		57
Publicis Groupe	166		5

			6	Auto - Car & Light Trucks (0.28%)

				Daimler AG	514		19
Aerospace & Defense (0.57%)				Ford Motor Co (a)	8,200		50
BAE Systems PLC	3,609		20	General Motors Corp	900		1
Boeing Co/The	2,300		98	Peugeot SA	118		3
Finmeccanica SpA	345		5	Renault SA	53		2
General Dynamics Corp	1,000		55	Tata Motors Ltd ADR	800		7
Lockheed Martin Corp	800		65	Volkswagen AG	225		76
Northrop Grumman Corp	800		37	Volvo AB	1,200		7

Raytheon Co	1,000		44				165

Rolls-Royce Group PLC (a)	1,986		12
Thales SA	120		5	Auto - Medium & Heavy Duty Trucks (0.09%)

			341	Paccar Inc	1,500		49

				Scania AB	400		4

Aerospace & Defense Equipment (0.31%)							53

Cobham PLC	992		3
European Aeronautic Defence and Space Co				Auto/Truck Parts & Equipment - Original (0.08%)
NV	388		6	Johnson Controls Inc	2,200		48
United Technologies Corp	3,400		177

			186	Beverages - Non-Alcoholic (0.80%)

				Coca-Cola Co/The	5,000		240
Agricultural Chemicals (0.23%)				Coca-Cola Enterprises Inc	1,400		23
Monsanto Co	1,700		126	PepsiCo Inc	3,900		215

Syngenta AG	30		7				478

Yara International ASA	100		3

			136	Beverages - Wine & Spirits (0.10%)

				Diageo PLC	3,202		46
Agricultural Operations (0.07%)				Pernod-Ricard SA	247		16

Archer-Daniels-Midland Co	1,600		43				62

Airlines (0.05%)				Brewery (0.10%)
Air France-KLM	366		5	Anheuser-Busch InBev NV	261		10
Deutsche Lufthansa AG	467		6	Heineken NV	493		18
Southwest Airlines Co	3,200		21	SABMiller PLC	1,460		30

			32				58

Apparel Manufacturers (0.08%)				Building - Heavy Construction (0.07%)
Coach Inc	1,000		27	Acciona SA	36		4
VF Corp	400		22	ACS Actividades de Construccion y

			49	Servicios SA	252		13

				Grupo Ferrovial SA	93		3
Appliances (0.02%)				Skanska AB	400		5
Whirlpool Corp	300		13	Vinci SA	448		20

Applications Software (1.20%)							45

Citrix Systems Inc (a)	800		25	Building - Residential & Commercial (0.03%)
Intuit Inc (a)	1,800		51	Centex Corp	500		4

See accompanying notes

83

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Building - Residential & Commercial				Chemicals - Specialty (continued)
(continued)				Sigma-Aldrich Corp	300 $		15
KB Home	400 $		6	Umicore	35		1

Pulte Homes Inc	900		8				48

			18

				Coal (0.06%)
Building & Construction - Miscellaneous (0.03%)				Peabody Energy Corp	1,100		33
Balfour Beatty PLC	729		4
Bouygues SA	282		10	Coatings & Paint (0.04%)
Koninklijke Boskalis Westminster NV	77		2	Sherwin-Williams Co/The	400		22

			16

Building & Construction Products -				Commercial Banks (0.81%)
Miscellaneous (0.03%)				Alpha Bank AE	20		-
Cie de Saint-Gobain	315		11	Axis Bank Ltd	237		4
Geberit AG	45		5	Banco Bilbao Vizcaya Argentaria SA	5,810		73

			16	Banco de Sabadell SA	76		1

Building Products - Cement & Aggregate (0.03%)				Banco Popolare SC	1,010		8
Ambuja Cements Ltd	4,240		8	Banco Popular Espanol SA	1,389		12
CRH PLC	187		4	Banco Santander SA	9,194		111
Holcim Ltd (a)	77		4	BB&T Corp	2,100		46
Lafarge SA	53		4	Commerzbank AG	910		6

			20	Dexia SA	39		-

				DnB NOR ASA	1,655		13
Cable/Satellite TV (0.30%)				EFG Eurobank Ergasias SA	20		-
British Sky Broadcasting Group PLC	1,199		9	Erste Group Bank AG	297		8
Comcast Corp - Class A	9,378		136	HDFC Bank Ltd ADR	300		31
Time Warner Cable Inc	947		30	ICICI Bank Ltd ADR	200		6
Zon Multimedia Servicos de				Intesa Sanpaolo SpA	10,565		34
Telecomunicacoes e Multimedia SGPS SA	680		4

				Julius Baer Holding AG	260		10
			179

				KBC Groep NV	216		4
Casino Services (0.02%)				Lloyds Banking Group PLC (b)	11,489		13
International Game Technology	806		13	M&T Bank Corp	200		10
				Marshall & Ilsley Corp	400		2
Cellular Telecommunications (0.04%)				Nordea Bank AB	3,310		26
Vodafone Group PLC	13,532		26	Piraeus Bank SA	25		-
Chemicals - Diversified (0.34%)				Regions Financial Corp	2,000		8
Akzo Nobel NV	85		4	Standard Chartered PLC	2,163		41

BASF SE	317		13	State Bank of India Ltd	207		15

Bayer AG	509		27				482

Dow Chemical Co/The	3,100		50	Commercial Services (0.04%)
EI Du Pont de Nemours & Co	3,000		77	Iron Mountain Inc (a)	600		17
Johnson Matthey PLC	73		2	SGS SA	7		9

K+S AG	43		3				26

Koninklijke DSM NV	42		1	Commercial Services - Finance (0.31%)
PPG Industries Inc	600		26	Automatic Data Processing Inc	1,800		64

Solvay SA	16		1	Equifax Inc	400		10

			204	Experian PLC	1,257		9

Chemicals - Specialty (0.08%)				H&R Block Inc	800		14
Eastman Chemical Co	300		11	Moody's Corp	700		18
Ecolab Inc	500		20	Paychex Inc	1,300		33
Givaudan SA	2		1	Total System Services Inc	145		2

See accompanying notes			84

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (continued)			Cruise Lines (0.05%)
Western Union Co/The	2,247 $	37	Carnival Corp	1,183 $	30

		187

			Data Processing & Management (0.09%)
Computer Aided Design (0.05%)			Dun & Bradstreet Corp	200	16
Autodesk Inc (a)	1,000	19	Fiserv Inc (a)	800	37

Dassault Systemes SA	304	13			53

		32

			Disposable Medical Products (0.05%)
Computer Services (0.24%)			CR Bard Inc	400	30
Affiliated Computer Services Inc (a)	500	22
Atos Origin SA	320	11	Distribution & Wholesale (0.05%)
Cap Gemini SA	515	19	Genuine Parts Co	800	27
Computer Sciences Corp (a)	900	40	Wolseley PLC	78	1

Indra Sistemas SA	401	9			28

Infosys Technologies Ltd ADR	1,100	40

			Diversified Banking Institutions (2.28%)
		141

			Bank of America Corp	17,588	232
Computers (1.89%)			Barclays PLC	11,575	54
Apple Inc (a)	1,800	256	BNP Paribas	1,212	79
Dell Inc (a)	6,500	89	Citigroup Inc	15,516	46
Hewlett-Packard Co	7,700	298	Credit Agricole SA	976	12
IBM Corp	4,400	460	Credit Suisse Group AG	1,132	52
Sun Microsystems Inc (a)	3,300	30	Deutsche Bank AG	589	36

		1,133	Goldman Sachs Group Inc/The	1,275	188

Computers - Memory Devices (0.19%)			HSBC Holdings PLC	17,097	142
EMC Corp/Massachusetts (a)	6,700	88	JP Morgan Chase & Co	11,028	376
NetApp Inc (a)	1,200	23	Royal Bank of Scotland Group PLC	20,605	13

		111	Societe Generale	796	44

			UBS AG	3,149	39
Computers - Peripheral Equipment (0.02%)
			UniCredit SpA	20,873	53

Lexmark International Inc (a)	500	8
					1,366

Logitech International SA (a)	231	3

		11	Diversified Financial Services (0.01%)

			Criteria Caixacorp SA	846	4
Consulting Services (0.01%)
			Investec PLC	625	3

Serco Group PLC	633	4
					7

Consumer Products - Miscellaneous (0.17%)			Diversified Manufacturing Operations (1.39%)
Clorox Co	500	28	3M Co	2,100	126
Fortune Brands Inc	400	14	Danaher Corp	800	49
Kimberly-Clark Corp	1,100	57	Eaton Corp	800	36

		99	General Electric Co	27,700	325

Containers - Metal & Glass (0.00%)			Honeywell International Inc	2,300	72
Rexam PLC	230	1	Illinois Tool Works Inc	1,500	56
			Invensys PLC	1,337	5
Cosmetics & Toiletries (0.77%)			ITT Corp	800	36
Avon Products Inc	1,000	26	Leggett & Platt Inc	700	11
Colgate-Palmolive Co	1,150	81	Parker Hannifin Corp	800	34
L'Oreal SA	314	24	Siemens AG	919	64
Procter & Gamble Co	6,415	328	Smiths Group PLC	357	4

		459	Sulzer AG	33	2

			Textron Inc	800	8
See accompanying notes

85

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electric - Integrated (continued)
(continued)			PPL Corp	1,100 $	36
Wartsila Oyj	102 $	3	Progress Energy Inc	900	34

		831	Public Service Enterprise Group Inc	1,600	52

Diversified Minerals (0.06%)			RWE AG	571	45
Anglo American PLC	474	14	Scottish & Southern Energy PLC	1,079	20
BHP Billiton PLC	789	18	Southern Co/The	2,300	72
Xstrata PLC	187	2	Union Fenosa SA	494	5

		34	Xcel Energy Inc	1,800	33

Diversified Operations (0.13%)					1,123

GEA Group AG	214	3	Electric - Transmission (0.06%)
Groupe Bruxelles Lambert SA	90	7	National Grid PLC	3,056	28
Leucadia National Corp	700	15	Red Electrica Corporacion SA	140	6

LVMH Moet Hennessy Louis Vuitton SA	648	50			34

Nationale A Portefeuille	52	2	Electric Products - Miscellaneous (0.14%)

		77	Emerson Electric Co	2,300	74

Diversified Operations & Commercial Services (0.01%)			Molex Inc	700	11

Bunzl PLC	394	3			85

E-Commerce - Products (0.11%)			Electronic Components - Miscellaneous (0.10%)
Amazon.com Inc (a)	800	67	Jabil Circuit Inc	800	6
			Koninklijke Philips Electronics NV	1,096	20
E-Commerce - Services (0.09%)			Tyco Electronics Ltd	1,675	31

eBay Inc (a)	3,256	56			57

			Electronic Components - Semiconductors (0.72%)
Electric - Generation (0.04%)			Advanced Micro Devices Inc (a)	1,500	6
AES Corp/The	2,100	24
			Altera Corp	1,600	26
Electric - Integrated (1.88%)			Broadcom Corp (a)	1,200	30
Allegheny Energy Inc	600	15	Intel Corp	12,400	205
Ameren Corp	800	20	Micron Technology Inc (a)	2,800	14
American Electric Power Co Inc	1,300	38	National Semiconductor Corp	1,500	19
Consolidated Edison Inc	900	34	Nvidia Corp (a)	2,050	23
Constellation Energy Group Inc	500	13	Q-Cells SE	65	1
Dominion Resources Inc/VA	1,700	57	QLogic Corp (a)	400	5
DTE Energy Co	700	22	Solarworld AG	84	2
Duke Energy Corp	3,600	53	STMicroelectronics NV	662	5
E.ON AG	2,435	87	Texas Instruments Inc	3,200	68
EDF SA	252	12	Xilinx Inc	1,200	25

Edison International	1,000	32			429

EDP - Energias de Portugal SA	2,465	10	Electronic Forms (0.09%)
Enel SpA	5,538	27	Adobe Systems Inc (a)	1,900	54
Entergy Corp	700	54
Exelon Corp	1,800	92	Electronic Measurement Instruments (0.04%)
FirstEnergy Corp	1,000	39	Agilent Technologies Inc (a)	1,300	26
Fortum Oyj	552	13
FPL Group Inc	1,200	68	Electronics - Military (0.05%)
			L-3 Communications Holdings Inc	400	28
GDF Suez	1,347	50
			Safran SA	302	4

Iberdrola SA	4,404	36
					32

International Power PLC	1,998	8
PG&E Corp	1,200	46

See accompanying notes		86

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Energy - Alternate Sources (0.01%)			Food - Miscellaneous/Diversified (continued)
Renewable Energy Corp AS - Rights (a)	68 $	-	HJ Heinz Co	1,000 $		36
Renewable Energy Corp AS (a)	200	1	Kellogg Co	1,100		51
Verbund - Oesterreichische			Kraft Foods Inc	4,000		101
Elektrizitaetswirtschafts AG	110	6	Nestle SA	4,000		151

		7	Orkla ASA	780		6

Engineering - Research & Development Services (0.11%)			Sara Lee Corp	3,200		31
ABB Ltd (a)	2,378	38	Unilever NV	1,712		41
Larsen & Toubro Ltd (c)	904	29	Unilever PLC	1,343		32

		67				602

Enterprise Software & Services (0.71%)			Food - Retail (0.36%)
Autonomy Corp PLC (a)	845	20	Carrefour SA	762		33
CA Inc	2,300	40	Delhaize Group	165		11
Oracle Corp	11,071	237	Koninklijke Ahold NV	1,721		20
SAP AG	3,235	130	Kroger Co/The	1,900		42

		427	Safeway Inc	1,200		24

Entertainment Software (0.04%)			SUPERVALU Inc	600		8
Electronic Arts Inc (a)	1,200	26	Tesco PLC	10,159		59
			WM Morrison Supermarkets PLC	4,015		16

Fiduciary Banks (0.35%)						213

Bank of New York Mellon Corp/The	3,624	106	Food - Wholesale & Distribution (0.06%)
Northern Trust Corp	800	43	Sysco Corp	1,700		38
State Street Corp	1,300	62

		211	Forestry (0.05%)

Filtration & Separation Products (0.01%)			Plum Creek Timber Co Inc	478		14

Alfa Laval AB	500	5	Weyerhaeuser Co	500		15

						29

Finance - Credit Card (0.16%)			Gambling (Non-Hotel) (0.01%)
American Express Co	3,400	79	Ladbrokes PLC	1,051		3
Discover Financial Services	1,700	17

		96	Gas - Distribution (0.11%)

Finance - Investment Banker & Broker (0.11%)			Centrica PLC	5,115		19

Charles Schwab Corp/The	3,000	53	Sempra Energy	900		44

ICAP PLC	701	5				63

Mediobanca SpA	515	6	Gas - Transportation (0.01%)

		64	Snam Rete Gas SpA	1,089		5

Finance - Other Services (0.22%)			Gold Mining (0.10%)
CME Group Inc	200	62	Newmont Mining Corp	1,500		61
Deutsche Boerse AG	215	17
IntercontinentalExchange Inc (a)	200	23	Hazardous Waste Disposal (0.03%)
Man Group PLC	2,060	9	Stericycle Inc (a)	300		15
NYSE Euronext	800	22

		133	Home Decoration Products (0.02%)

			Newell Rubbermaid Inc	900		9
Food - Miscellaneous/Diversified (1.01%)
Cadbury PLC	1,954	17	Hotels & Motels (0.15%)
Campbell Soup Co	1,000	30	Accor SA	1,067		42
ConAgra Foods Inc	1,700	32	Intercontinental Hotels Group PLC	857		9
Danone	485	24	Marriott International Inc/DE	767		17
General Mills Inc	900	50

See accompanying notes		87

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hotels & Motels (continued)			Linen Supply & Related Items (0.02%)
Starwood Hotels & Resorts Worldwide Inc	478 $	11	Cintas Corp	400 $		9
Wyndham Worldwide Corp	1,120	13

		92	Machinery - Construction & Mining (0.14%)

			Atlas Copco AB - A Shares	800		8
Human Resources (0.05%)			Atlas Copco AB - B Shares	600		6
Adecco SA	169	7	Caterpillar Inc	2,100		69

Capita Group PLC/The	585	7				83

Randstad Holding NV	151	4
Robert Half International Inc	500	12	Machinery - Electrical (0.01%)

		30	Schindler Holding AG	80		5

Industrial Gases (0.21%)			Machinery - Farm (0.09%)
Air Liquide SA	89	8	Deere & Co	1,300		52
Air Products & Chemicals Inc	700	46
Linde AG	39	3	Machinery - General Industry (0.06%)
Praxair Inc	1,000	71	Alstom SA	242		14

		128	FLSmidth & Co A/S	100		4

			Kone OYJ	165		5
Instruments - Scientific (0.07%)
Thermo Fisher Scientific Inc (a)	600	25	MAN SE	135		8
Waters Corp (a)	300	15	Metso Oyj (a)	194		4

		40	Zardoya Otis SA	165		3

						38

Insurance Brokers (0.10%)
Aon Corp	900	34	Machinery Tools & Related Products (0.01%)
Marsh & McLennan Cos Inc	1,300	26	Sandvik AB	1,200		9

		60	Medical - Biomedical/Gene (0.78%)

Internet Security (0.14%)			Amgen Inc (a)	4,600		244
Symantec Corp (a)	3,948	62	Biogen Idec Inc (a)	1,505		68
VeriSign Inc (a)	1,100	20	Genzyme Corp (a)	700		39

		82	Gilead Sciences Inc (a)	2,100		98

Investment Companies (0.02%)			Life Technologies Corp (a)	309		13

Investor AB	600	9	Millipore Corp (a)	100		7

Marfin Investment Group SA (a)	600	3				469

Pargesa Holding SA	43	3	Medical - Drugs (3.65%)

		15	Abbott Laboratories	5,300		249

Investment Management & Advisory Services (0.21%)			Allergan Inc/United States	1,000		48
Ameriprise Financial Inc	880	21	AstraZeneca PLC	2,520		111
Franklin Resources Inc	600	43	Bristol-Myers Squibb Co	7,200		146
Invesco Ltd	1,601	29	Dr Reddys Laboratories Ltd ADR	700		12
T Rowe Price Group Inc	800	33	Eli Lilly & Co	3,800		132

		126	Forest Laboratories Inc (a)	1,300		33

			GlaxoSmithKline PLC	8,491		150
Life & Health Insurance (0.32%)			Merck & Co Inc/NJ	6,200		174
Aflac Inc	1,200	37	Novartis AG	3,864		157
Aviva PLC	4,580	26	Novo Nordisk A/S	1,070		58
Lincoln National Corp	800	14	Pfizer Inc	21,600		324
Prudential Financial Inc	1,200	45	Roche Holding AG	1,086		148
Prudential PLC	5,445	37	Sanofi-Aventis SA	1,714		101
Unum Group	1,900	30	Schering-Plough Corp	5,900		148

		189

See accompanying notes

88

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Metal Processors & Fabrication (continued)
Wyeth	4,300 $	195	SKF AB	600 $		7

		2,186				50

Medical - HMO (0.43%)			Motorcycle/Motor Scooter (0.02%)
Aetna Inc	1,700	43	Harley-Davidson Inc	900		15
CIGNA Corp	1,100	26
UnitedHealth Group Inc	4,000	100	Multi-Line Insurance (0.70%)
WellPoint Inc (a)	1,800	92	Allianz SE	541		50

		261	Allstate Corp/The	1,600		39

			Assicurazioni Generali SpA	3,215		67
Medical - Wholesale Drug Distribution (0.13%)			Assurant Inc	1,300		31
Cardinal Health Inc	1,300	40	AXA SA	3,025		57
McKesson Corp	900	39	Hartford Financial Services Group Inc	900		11

		79	ING Groep NV	2,094		21

Medical Instruments (0.37%)			Loews Corp	1,000		28
Boston Scientific Corp (a)	4,291	44	MetLife Inc	1,900		57
Intuitive Surgical Inc (a)	100	16	XL Capital Ltd	200		2
Medtronic Inc	3,317	116	Zurich Financial Services	319		56

St Jude Medical Inc (a)	1,150	47				419

		223

			Multimedia (0.68%)
Medical Products (1.53%)			Lagardere SCA	145		5
Baxter International Inc	2,100	111	McGraw-Hill Cos Inc/The	1,282		39
Becton Dickinson and Co	1,000	71	Pearson PLC	845		8
Covidien PLC	1,675	63	Sanoma Oyj	102		2
Johnson & Johnson	9,300	528	Thomson Reuters PLC	219		6
Nobel Biocare Holding AG	1,335	29	Time Warner Inc	4,374		110
Smith & Nephew PLC	6,219	46	Viacom Inc (a)	2,382		54
Stryker Corp	900	36	Vivendi	1,214		29
Zimmer Holdings Inc (a)	700	30	Walt Disney Co/The	6,338		148

		914	WPP PLC	1,226		8

Metal - Aluminum (0.05%)						409

Alcoa Inc	2,800	29	Networking Products (0.52%)
Norsk Hydro ASA	250	1	Cisco Systems Inc (a)	16,700		311

		30

			Non-Hazardous Waste Disposal (0.12%)
Metal - Copper (0.12%)
			Republic Services Inc	1,100		27
Antofagasta PLC	164	2
			Waste Management Inc	1,700		48

Freeport-McMoRan Copper & Gold Inc	1,200	60
						75

Sterlite Industries India Ltd ADR	1,000	12

		74	Office Automation & Equipment (0.07%)

			Neopost SA	48		4
Metal - Diversified (0.02%)
			Pitney Bowes Inc	700		15
Eurasian Natural Resources Corp	108	1
			Xerox Corp	3,000		20

Rio Tinto PLC	348	12
						39

Vedanta Resources PLC	55	1

		14	Office Supplies & Forms (0.01%)

			Avery Dennison Corp	300		8
Metal Processors & Fabrication (0.08%)
Assa Abloy AB	400	6	Oil - Field Services (0.39%)
Precision Castparts Corp	500	37	Baker Hughes Inc	900		33
			Halliburton Co	2,700		56

See accompanying notes

89

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Platinum (0.00%)
Schlumberger Ltd	2,700 $	146	Lonmin PLC	42 $	1

		235

			Power Converter & Supply Equipment (0.06%)
Oil Company - Exploration & Production (0.83%)			Gamesa Corp Tecnologica SA	229	5
Anadarko Petroleum Corp	1,400	64	Schneider Electric SA	247	19
Apache Corp	1,100	79	Vestas Wind Systems A/S (a)	200	14

Chesapeake Energy Corp	1,900	38			38

Devon Energy Corp	1,100	60
EOG Resources Inc	700	47	Property & Casualty Insurance (0.23%)
Occidental Petroleum Corp	1,800	118	Chubb Corp	1,100	44
Questar Corp	600	19	Progressive Corp/The	1,800	27
XTO Energy Inc	1,825	70	Travelers Cos Inc/The	1,600	66

		495			137

Oil Company - Integrated (2.69%)			Public Thoroughfares (0.03%)
BP PLC	3,784	30	Abertis Infraestructuras SA	385	7
Chevron Corp	4,730	313	Atlantia SpA	277	6
ConocoPhillips	3,598	151	Brisa Auto-Estradas de Portugal SA	393	3

Exxon Mobil Corp	12,000	839			16

Hess Corp	1,000	54	Publicly Traded Investment Fund (2.55%)
Marathon Oil Corp	2,200	66	iShares iBoxx Investment Grade Corporate
Royal Dutch Shell PLC - A Shares	2,619	66	Bond Fund	3,565	358
Royal Dutch Shell PLC - B Shares	1,621	41	iShares MSCI Emerging Markets Index Fund	5,470	176
Total SA	892	48	Midcap SPDR Trust Series 1	37	4

		1,608	Morgan Stanley Institutional International

			Growth Equity Fund (a)	130,378	991

Oil Field Machinery & Equipment (0.07%)					1,529

National Oilwell Varco Inc (a)	1,200	39
			Publishing - Books (0.03%)
Optical Supplies (0.20%)			Reed Elsevier NV	707	8
Cie Generale d'Optique Essilor International			Reed Elsevier PLC	1,179	9

SA	2,487	119			17

Paper & Related Products (0.05%)			Publishing - Newspapers (0.02%)
International Paper Co	1,100	17	Daily Mail & General Trust	311	2
MeadWestvaco Corp	500	8	Gannett Co Inc	960	3
Stora Enso Oyj (a)	164	1	New York Times Co/The	802	4

Svenska Cellulosa AB	200	2			9

UPM-Kymmene Oyj	164	1	Publishing - Periodicals (0.02%)

		29	PagesJaunes Groupe SA	119	1

Pharmacy Services (0.21%)			United Business Media Ltd	322	2
Express Scripts Inc (a)	800	55	Wolters Kluwer NV	342	6

Medco Health Solutions Inc (a)	1,500	68			9

		123	Quarrying (0.02%)

Photo Equipment & Supplies (0.00%)			Vulcan Materials Co	300	13
Eastman Kodak Co	1,000	3	Regional Banks (0.87%)
Pipelines (0.08%)			Capital One Financial Corp	1,100	24
Williams Cos Inc	3,100	48	Comerica Inc	200	4
			Fifth Third Bancorp	1,700	12
			Keycorp	1,300	7
			PNC Financial Services Group Inc	1,300	50

See accompanying notes

90

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Building Products (0.28%)
SunTrust Banks Inc	1,200 $	20	Home Depot Inc	4,093 $		96
US Bancorp	6,500	117	Lowe's Cos Inc	3,698		72

Wells Fargo & Co	11,900	289				168

		523	Retail - Computer Equipment (0.02%)

Reinsurance (0.02%)			GameStop Corp (a)	500		11
Muenchener Rueckversicherungs AG	101	14
			Retail - Consumer Electronics (0.05%)
REITS - Apartments (0.05%)			Best Buy Co Inc	853		29
AvalonBay Communities Inc	238	13
Equity Residential	790	18	Retail - Discount (0.77%)

		31	Costco Wholesale Corp	1,200		55

			Target Corp	2,049		81
REITS - Diversified (0.06%)			Wal-Mart Stores Inc	6,700		324

Land Securities Group PLC	2,108	16				460

Vornado Realty Trust	396	18

		34	Retail - Drug Store (0.36%)

			CVS Caremark Corp	4,200		134
REITS - Healthcare (0.02%)			Walgreen Co	2,800		82

HCP Inc	638	14				216

REITS - Hotels (0.02%)			Retail - Jewelry (0.06%)
Host Hotels & Resorts Inc	1,519	13	Compagnie Financiere Richemont SA	1,197		25
			Tiffany & Co	446		11

REITS - Office Property (0.03%)						36

Boston Properties Inc	335	16
			Retail - Major Department Store (0.18%)
REITS - Regional Malls (0.06%)			JC Penney Co Inc	841		24
Simon Property Group Inc	652	34	Marks & Spencer Group PLC	4,985		25
			Sears Holdings Corp (a)	300		20
REITS - Shopping Centers (0.01%)			TJX Cos Inc	1,296		41

Developers Diversified Realty Corp	25	-				110

Kimco Realty Corp	735	8

			Retail - Office Supplies (0.07%)
		8	Staples Inc	1,945		39

REITS - Storage (0.04%)
Public Storage	345	23	Retail - Regional Department Store (0.08%)
			Kohl's Corp (a)	797		34
REITS - Warehouse & Industrial (0.01%)			Macy's Inc	1,316		16

ProLogis	724	6				50

Retail - Apparel & Shoe (0.20%)			Retail - Restaurants (0.49%)
Abercrombie & Fitch Co	300	8	Darden Restaurants Inc	900		30
Gap Inc/The	1,544	25	McDonald's Corp	3,269		188
Hennes & Mauritz AB	1,250	62	Starbucks Corp (a)	1,974		27

Ltd Brands Inc	1,228	15	Yum! Brands Inc	1,396		47

Nordstrom Inc	600	12				292

		122	Rubber - Tires (0.02%)

Retail - Auto Parts (0.05%)			Compagnie Generale des Etablissements
			Michelin	227		13
AutoZone Inc (a)	205	31
			Savings & Loans - Thrifts (0.03%)
Retail - Bedding (0.05%)			Hudson City Bancorp Inc	1,500		20
Bed Bath & Beyond Inc (a)	898	28

See accompanying notes

91

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.05%)			Telephone - Integrated (2.29%)
Apollo Group Inc (a)	400 $	28	AT&T Inc	22,336 $	555
			BT Group PLC	9,010	15
Security Services (0.01%)			Deutsche Telekom AG	4,053	48
G4S PLC	1,547	5	Koninklijke (Royal) KPN NV	3,971	55
Securitas AB	400	4	Portugal Telecom SGPS SA	2,626	26

		9	Qwest Communications International Inc	7,000	29

Semiconductor Component - Integrated Circuits (0.07%)			Sprint Nextel Corp (a)	11,738	56
Analog Devices Inc	900	22	Swisscom AG	154	47
Linear Technology Corp	900	21	Telecom Italia SpA - RNC	10,709	10

		43	Telecom Italia SpA	17,007	24

Semiconductor Equipment (0.15%)			Telefonica SA	7,702	175
Applied Materials Inc	3,700	41	Verizon Communications Inc	10,700	329

ASML Holding NV	423	9			1,369

Kla-Tencor Corp	800	20	Television (0.04%)
Novellus Systems Inc (a)	800	13	CBS Corp	2,082	15
Teradyne Inc (a)	800	6	Gestevision Telecinco SA	150	1

		89	ITV PLC	4,482	3

Soap & Cleaning Products (0.06%)			Mediaset SpA	886	5
Reckitt Benckiser Group PLC	805	37	Modern Times Group AB	50	1
			Societe Television Francaise 1	165	2

Steel - Producers (0.10%)					27

ArcelorMittal	316	11	Tobacco (0.77%)
Nucor Corp	700	31	Altria Group Inc	5,600	92
Salzgitter AG	14	1	British American Tobacco PLC	2,293	63
ThyssenKrupp AG	112	3	Imperial Tobacco Group PLC	1,170	30
United States Steel Corp	300	11	ITC Ltd (c)	4,989	20
Voestalpine AG	47	1	Philip Morris International Inc	5,400	236

		58	Reynolds American Inc	600	23

Steel - Specialty (0.02%)					464

Allegheny Technologies Inc	300	10	Tools - Hand Held (0.01%)
			Black & Decker Corp	300	9
Steel Pipe & Tube (0.01%)
Vallourec SA	59	7	Toys (0.04%)
			Mattel Inc	1,400	22
Telecommunication Equipment (0.02%)
Alcatel-Lucent	1,532	4	Transport - Marine (0.02%)
Nortel Networks Corp (a)	38	-	A P Moller - Maersk A/S - A Shares	1	6
Tellabs Inc (a)	1,600	9	A P Moller - Maersk A/S - B Shares	1	6

		13			12

Telecommunication Equipment - Fiber Optics (0.11%)			Transport - Rail (0.39%)
Corning Inc	3,800	61	Burlington Northern Santa Fe Corp	900	66
JDS Uniphase Corp (a)	712	4	CSX Corp	1,500	52

		65	Norfolk Southern Corp	900	34

Telecommunication Services (0.07%)			Union Pacific Corp	1,600	83

Embarq Corp	806	34			235

Tata Communications Ltd ADR	500	10	Transport - Services (0.38%)

		44	Deutsche Post AG	889	12

			FedEx Corp	800	44

See accompanying notes

92

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			BONDS (continued)
Transport - Services (continued)			Agricultural Operations (continued)
Firstgroup PLC	603 $	4	Bunge Ltd Finance Corp
Kuehne + Nagel International AG	62	5	8.50%, 6/15/2019	$ 10 $		10

Stagecoach Group PLC	595	1				42

TNT NV	478	9	Applications Software (0.02%)
United Parcel Service Inc	3,100	155	Microsoft Corp

		230	4.20%, 6/ 1/2019	15		15

Transport - Truck (0.00%)			Asset Backed Securities (0.47%)
DSV A/S	225	3	PSE&G Transition Funding LLC
			6.75%, 6/15/2016	250		278
Venture Capital (0.00%)
			Residential Asset Mortgage Products Inc
3i Group PLC	487	2	0.38%, 8/25/2036 (e)	5		5

Water (0.06%)						283

Severn Trent PLC	349	6	Auto - Car & Light Trucks (0.04%)
Suez Environnement SA	297	5	Daimler Finance North America LLC
United Utilities Group PLC	911	8	7.30%, 1/15/2012	20		21
Veolia Environnement	506	15	8.50%, 1/18/2031	5		5

		34				26

Web Portals (0.53%)			Beverages - Non-Alcoholic (0.14%)
Google Inc (a)	600	253	Coca-Cola Co/The
Yahoo! Inc (a)	4,300	67	4.88%, 3/15/2019	45		46

		320	Dr Pepper Snapple Group Inc

			6.82%, 5/ 1/2018	35		37

Wireless Equipment (0.61%)						83

American Tower Corp (a)	1,700	53
			Beverages - Wine & Spirits (0.09%)
Motorola Inc	6,200	41	Constellation Brands Inc
Nokia OYJ	4,140	61	7.25%, 9/ 1/2016	15		14
Qualcomm Inc	4,000	181	Diageo Capital PLC
Telefonaktiebolaget LM Ericsson	2,817	28	5.75%, 10/23/2017	40		42

		364				56

TOTAL COMMON STOCKS	$ 29,179		Brewery (0.14%)

	Principal		Anheuser-Busch InBev Worldwide Inc
	Amount	Value	7.20%, 1/15/2014 (d)	40		43
	(000's)	(000's)	FBG Finance Ltd

			5.13%, 6/15/2015 (d)	45		42

BONDS (14.43%)
						85

Aerospace & Defense (0.11%)
Boeing Co/The			Building Products - Cement & Aggregate (0.08%)
6.00%, 3/15/2019	$ 30	33	CRH America Inc
Systems 2001 AT LLC			6.00%, 9/30/2016	55		49
6.66%, 9/15/2013 (c)(d)	38	35

		68	Cable/Satellite TV (0.46%)

			Comcast Corp
Agricultural Chemicals (0.04%)			6.50%, 1/15/2017	45		48
Potash Corp of Saskatchewan Inc			5.70%, 5/15/2018	60		60
6.50%, 5/15/2019	20	22	COX Communications Inc
			8.38%, 3/ 1/2039 (d)	30		33
Agricultural Operations (0.07%)
			CSC Holdings Inc/United States
Archer-Daniels-Midland Co			7.63%, 7/15/2018	30		28
5.45%, 3/15/2018	15	16
			Time Warner Cable Inc
6.45%, 1/15/2038	15	16	6.75%, 7/ 1/2018	40		42

See accompanying notes

93

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Cable/Satellite TV (continued)				Diversified Financial Services (0.20%)
Time Warner Cable Inc (continued)				General Electric Capital Corp
8.75%, 2/14/2019	$ 40 $		47	5.63%, 5/ 1/2018	$ 125 $		118
6.75%, 6/15/2039	20		19

			277	Diversified Manufacturing Operations (0.21%)

				Cooper US Inc
Cellular Telecommunications (0.21%)				5.25%, 11/15/2012	35		37
Rogers Communications Inc				General Electric Co
6.80%, 8/15/2018	30		32	5.25%, 12/ 6/2017	45		44
Verizon Wireless Capital LLC				Honeywell International Inc
5.55%, 2/ 1/2014 (d)	65		69	5.30%, 3/ 1/2018	25		26
Vodafone Group PLC				Parker Hannifin Corp
5.63%, 2/27/2017	25		26	5.50%, 5/15/2018	20		21

			127				128

Chemicals - Diversified (0.05%)				Diversified Minerals (0.06%)
EI Du Pont de Nemours & Co				Rio Tinto Finance USA Ltd
6.00%, 7/15/2018	25		27	6.50%, 7/15/2018	35		35

Commercial Banks (0.13%)				Electric - Distribution (0.04%)
Barclays Bank PLC				Detroit Edison Co/The
6.75%, 5/22/2019	45		45	6.13%, 10/ 1/2010	25		26
BB&T Corp
6.85%, 4/30/2019	30		31	Electric - Generation (0.08%)

			76	AES Corp/The

Computers (0.07%)				8.75%, 5/15/2013 (d)	45		46
Hewlett-Packard Co
4.75%, 6/ 2/2014	25		26	Electric - Integrated (0.81%)
				Alabama Power Co

5.50%, 3/ 1/2018	15		16	5.80%, 11/15/2013	20		22

			42	Consumers Energy Co

Cosmetics & Toiletries (0.03%)				4.00%, 5/15/2010	15		15
Procter & Gamble Co				E.ON International Finance BV
4.70%, 2/15/2019	20		20	5.80%, 4/30/2018 (d)	65		68
				EDF SA
Data Processing & Management (0.05%)				6.50%, 1/26/2019 (d)	50		55
Fiserv Inc				FPL Group Capital Inc
6.80%, 11/20/2017	30		30	6.00%, 3/ 1/2019	35		38
				Georgia Power Co
Diversified Banking Institutions (0.89%)				6.00%, 11/ 1/2013	10		11
Bank of America Corp				Nisource Finance Corp
5.65%, 5/ 1/2018	100		88	6.80%, 1/15/2019	20		19
7.63%, 6/ 1/2019	15		15	Ohio Edison Co
Citigroup Inc				6.40%, 7/15/2016	30		31
6.13%, 11/21/2017	35		31	Ohio Power Co
6.13%, 5/15/2018	35		31	6.00%, 6/ 1/2016	15		15
8.50%, 5/22/2019	15		15	Pacificorp
Goldman Sachs Group Inc/The				5.50%, 1/15/2019	10		10
6.15%, 4/ 1/2018	185		180	Peco Energy Co
JP Morgan Chase & Co				5.35%, 3/ 1/2018	30		31
6.00%, 1/15/2018	175		174	PPL Energy Supply LLC

			534	6.30%, 7/15/2013	20		21

				Progress Energy Inc
				7.05%, 3/15/2019	30		33

See accompanying notes

94

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Mortgage Loan/Banker (continued)
Public Service Co of Colorado			Fannie Mae (continued)
6.50%, 8/ 1/2038	$ 30 $	34	6.63%, 11/15/2030	$ 150 $		184
Union Electric Co			Nationwide Building Society
6.40%, 6/15/2017	20	20	4.25%, 2/ 1/2010 (d)	50		50
Virginia Electric and Power Co			SLM Student Loan Trust
8.88%, 11/15/2038	45	60	1.08%, 10/25/2014 (e)	38		37

		483				977

Electric Products - Miscellaneous (0.11%)			Food - Miscellaneous/Diversified (0.36%)
Emerson Electric Co			ConAgra Foods Inc
4.88%, 10/15/2019	40	40	7.00%, 10/ 1/2028	25		25
LG Electronics Inc			8.25%, 9/15/2030	20		22
5.00%, 6/17/2010 (d)	25	25	General Mills Inc

		65	5.65%, 2/15/2019	70		73

Electronic Components - Miscellaneous (0.07%)			Kraft Foods Inc
			6.13%, 2/ 1/2018	10		10
Koninklijke Philips Electronics NV
5.75%, 3/11/2018	40	40	7.00%, 8/11/2037	25		27
			6.88%, 1/26/2039	55		58

Enterprise Software & Services (0.01%)						215

Oracle Corp			Food - Retail (0.13%)
5.75%, 4/15/2018	5	5	Delhaize America Inc
			9.00%, 4/15/2031	36		44
Fiduciary Banks (0.13%)
			Delhaize Group
Bank of New York Mellon Corp/The			5.88%, 2/ 1/2014	5		5
4.50%, 4/ 1/2013	20	20
			Kroger Co/The
5.13%, 8/27/2013	45	48	6.40%, 8/15/2017	25		26

State Street Corp						75

4.30%, 5/30/2014	10	10

		78	Life & Health Insurance (0.04%)

			Prudential Financial Inc
Finance - Commercial (0.03%)			7.38%, 6/15/2019	10		10
Caterpillar Financial Services Corp			6.63%, 12/ 1/2037	15		13

4.90%, 8/15/2013	15	15
						23

Finance - Consumer Loans (0.22%)			Medical - Biomedical/Gene (0.19%)
HSBC Finance Corp			Amgen Inc
6.75%, 5/15/2011	105	108	5.85%, 6/ 1/2017	15		16
John Deere Capital Corp			5.70%, 2/ 1/2019	60		63
5.75%, 9/10/2018	25	25	Biogen Idec Inc

		133	6.88%, 3/ 1/2018	35		36

Finance - Credit Card (0.10%)						115

American Express Co			Medical - Drugs (0.58%)
8.13%, 5/20/2019	55	57	AstraZeneca PLC
			6.45%, 9/15/2037	25		28
Finance - Investment Banker & Broker (0.17%)			Bristol-Myers Squibb Co
Credit Suisse USA Inc			6.13%, 5/ 1/2038	40		43
5.13%, 8/15/2015	15	15	GlaxoSmithKline Capital Inc
Merrill Lynch & Co Inc			6.38%, 5/15/2038	30		33
6.88%, 4/25/2018	95	88	Merck & Co Inc/NJ

		103	5.00%, 6/30/2019	80		81

Finance - Mortgage Loan/Banker (1.63%)			Novartis Capital Corp
Fannie Mae			4.13%, 2/10/2014	55		57
2.88%, 12/11/2013	700	706

See accompanying notes

95

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount		Value
	(000's)	(000's)			(000's)		(000's)

BONDS (continued)				BONDS (continued)
Medical - Drugs (continued)				Multimedia (continued)
Pfizer Inc				Viacom Inc
6.20%, 3/15/2019	$ 90 $		98	6.88%, 4/30/2036	$ 40 $			37
Wyeth				Vivendi
5.50%, 2/15/2016	5		5	6.63%, 4/ 4/2018 (d)		30		30

5.45%, 4/ 1/2017	5		5					134

			350	Networking Products (0.08%)

Medical - HMO (0.07%)				Cisco Systems Inc
UnitedHealth Group Inc				4.95%, 2/15/2019		40		40
6.00%, 2/15/2018	35		34	5.90%, 2/15/2039		5		5

WellPoint Inc								45

7.00%, 2/15/2019	10		10

				Office Automation & Equipment (0.04%)
			44

				Xerox Corp
Medical - Hospitals (0.05%)				6.35%, 5/15/2018		25		22
HCA Inc/DE
8.50%, 4/15/2019 (d)	30		29	Oil - Field Services (0.03%)
				Weatherford International Ltd
Medical Laboratory & Testing Service (0.13%)				6.00%, 3/15/2018		20		20
Roche Holdings Inc
6.00%, 3/ 1/2019 (d)	75		80	Oil & Gas Drilling (0.05%)
				Transocean Inc
Medical Products (0.09%)				6.00%, 3/15/2018		30		31
Baxter International Inc
5.38%, 6/ 1/2018	10		10	Oil Company - Exploration & Production (0.34%)
Hospira Inc				Apache Corp
1.08%, 3/30/2010 (e)	35		35	6.90%, 9/15/2018		20		23
6.40%, 5/15/2015	10		11	Chesapeake Energy Corp

			56	6.88%, 1/15/2016		50		44

				Devon Financing Corp ULC
Mortgage Backed Securities (0.45%)				7.88%, 9/30/2031		30		35
Citigroup Commercial Mortgage Trust				EnCana Corp
5.89%, 12/10/2049 (e)	114		90	6.50%, 5/15/2019		30		32
Commercial Mortgage Pass Through Certificates				Questar Market Resources Inc
6.01%, 12/10/2049 (e)	75		60	6.80%, 4/ 1/2018		35		33
Greenwich Capital Commercial Funding Corp				XTO Energy Inc
5.44%, 3/10/2039 (e)	100		80	5.50%, 6/15/2018		25		25
JP Morgan Chase Commercial Mortgage				6.50%, 12/15/2018		10		11

Securities Corp

6.01%, 6/15/2049 (e)	50		38					203

			268	Oil Company - Integrated (0.21%)

Multi-Line Insurance (0.11%)				Chevron Corp
				4.95%, 3/ 3/2019		40		41
Allstate Corp/The
7.45%, 5/16/2019	20		22	ConocoPhillips
				5.75%, 2/ 1/2019		80		84

MetLife Inc

6.82%, 8/15/2018	25		25					125

7.72%, 2/15/2019	20		21	Paper & Related Products (0.02%)

			68	Georgia-Pacific LLC

				8.25%, 5/ 1/2016 (d)		15		15
Multimedia (0.22%)
News America Inc				Pharmacy Services (0.09%)
6.90%, 3/ 1/2019 (d)	45		47	Medco Health Solutions Inc
Time Warner Inc				7.13%, 3/15/2018		50		53
5.88%, 11/15/2016	20		20

See accompanying notes

96

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

	Principal				Principal
	Amount	Value			Amount	Value
	(000's)	(000's)			(000's)	(000's)

BONDS (continued)				BONDS (continued)
Pipelines (0.31%)				Retail - Building Products (0.07%)
CenterPoint Energy Resources Corp				Home Depot Inc
7.88%, 4/ 1/2013	$ 5 $		5	5.40%, 3/ 1/2016	$ 40 $		40
6.25%, 2/ 1/2037	15		11
Colorado Interstate Gas Co				Retail - Discount (0.18%)
6.80%, 11/15/2015	15		15	Wal-Mart Stores Inc
El Paso Corp				4.25%, 4/15/2013	40		42
8.25%, 2/15/2016	30		29	4.13%, 2/ 1/2019	70		68

Enterprise Products Operating LLC							110

6.50%, 1/31/2019	35		36
				Retail - Drug Store (0.17%)
Kinder Morgan Finance Co ULC				CVS Caremark Corp
5.70%, 1/ 5/2016	45		39	6.60%, 3/15/2019	10		11
Plains All American Pipeline LP/PAA Finance
Corp				CVS Lease Pass Through Certificates
6.70%, 5/15/2036	35		32	6.04%, 12/10/2028 (d)	42		36
Texas Eastern Transmission LP				CVS Pass-Through Trust
7.00%, 7/15/2032	20		21	8.35%, 7/10/2031 (d)	10		10

			188	Walgreen Co

				5.25%, 1/15/2019	40		42

Property & Casualty Insurance (0.15%)							99

ACE INA Holdings Inc
5.60%, 5/15/2015	15		15	Retail - Restaurants (0.19%)
5.90%, 6/15/2019	20		20	McDonald's Corp
				5.70%, 2/ 1/2039	75		74
Chubb Corp
5.75%, 5/15/2018	5		5	Yum! Brands Inc
				8.88%, 4/15/2011	15		17
Travelers Cos Inc/The
5.80%, 5/15/2018	15		16	6.25%, 3/15/2018	10		10

5.90%, 6/ 2/2019	30		31	6.88%, 11/15/2037	10		10

			87				111

Real Estate Operator & Developer (0.06%)				Semiconductor Equipment (0.05%)
Brookfield Asset Management Inc				Kla-Tencor Corp
7.13%, 6/15/2012	15		15	6.90%, 5/ 1/2018	30		27

5.80%, 4/25/2017	25		20	Sovereign (0.05%)

			35	Mexico Government International Bond

Regional Banks (0.35%)				5.63%, 1/15/2017	30		30
Capital One Financial Corp
7.38%, 5/23/2014	15		16	Sovereign Agency (0.82%)
PNC Funding Corp				Fannie Mae
6.70%, 6/10/2019	30		31	2.50%, 5/15/2014	300		295
US Bancorp				Freddie Mac
4.20%, 5/15/2014	30		30	3.75%, 3/27/2019	200		196

Wells Fargo & Co							491

5.63%, 12/11/2017	135		133	Special Purpose Banks (0.07%)

			210	Kreditanstalt fuer Wiederaufbau

Reinsurance (0.09%)				4.88%, 6/17/2019	40		41
Berkshire Hathaway Finance Corp
5.40%, 5/15/2018	50		52	Special Purpose Entity (0.11%)
				Harley-Davidson Funding Corp
REITS - Regional Malls (0.03%)				6.80%, 6/15/2018 (d)	15		13
Simon Property Group LP				Xlliac Global Funding
6.75%, 5/15/2014	20		20	4.80%, 8/10/2010 (d)	55		51

							64

See accompanying notes

97

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount	Value
	(000's)		(000's)		(000's)	(000's)

BONDS (continued)				BONDS (continued)
Steel - Producers (0.16%)				Transport - Services (0.05%)
ArcelorMittal				FedEx Corp
6.13%, 6/ 1/2018	$ 50 $		44	7.25%, 2/15/2011	$ 30 $	32

9.85%, 6/ 1/2019		50	54	TOTAL BONDS	$ 8,642

			98

				U.S. GOVERNMENT & GOVERNMENT AGENCY
Telecommunication Equipment - Fiber Optics (0.03%)				OBLIGATIONS (25.35%)
Corning Inc				Federal Home Loan Bank (2.50%)
6.63%, 5/15/2019		15	15	0.20%, 8/11/2009 (f)	1,000	1,000
				0.21%, 8/25/2009 (f)	500	500

Telecommunication Services (0.03%)						1,500

Qwest Corp
6.88%, 9/15/2033		25	18	Federal Home Loan Mortgage Corporation
				(FHLMC) (1.15%)
				6.00%, 4/ 1/2036	279	291
Telephone - Integrated (0.77%)				5.00%, 1/ 1/2037	110	112
AT&T Corp
8.00%, 11/15/2031 (e)		85	98	6.00%, 8/ 1/2037	235	246
AT&T Inc				12.00%, 7/ 1/2010	2	2
6.30%, 1/15/2038		35	34	12.00%, 7/ 1/2013	6	7
Deutsche Telekom International Finance BV				12.00%, 6/ 1/2015	11	13
8.75%, 6/15/2030 (e)		25	29	11.50%, 10/ 1/2015	10	10
France Telecom SA				10.00%, 9/ 1/2017	5	5

8.50%, 3/ 1/2031 (e)		10	13			686

Telecom Italia Capital SA
4.95%, 9/30/2014		15	14	Federal National Mortgage Association (FNMA) (12.52%)
7.00%, 6/ 4/2018		60	61	4.50%, 7/ 1/2039 (g)	225	224
7.18%, 6/18/2019		10	10	5.50%, 7/ 1/2039 (g)	525	542
Telefonica Europe BV				6.50%, 7/ 1/2039 (g)	425	453
8.25%, 9/15/2030		90	111	4.50%, 8/ 1/2039 (g)	250	249
Verizon Communications Inc				5.00%, 8/ 1/2039 (g)	450	456
5.50%, 2/15/2018		40	40	0.13%, 7/ 1/2009 (f)	500	500
8.95%, 3/ 1/2039		40	51	8.00%, 2/ 1/2012	5	5

			461	10.00%, 4/ 1/2016	6	6

Tobacco (0.24%)				4.50%, 9/ 1/2022	445	455
Altria Group Inc				7.00%, 4/ 1/2023	2	2
9.25%, 8/ 6/2019		30	34	7.50%, 4/ 1/2030	1	1
BAT International Finance PLC				7.50%, 11/ 1/2030	7	8
9.50%, 11/15/2018 (d)		40	47	7.50%, 2/ 1/2031	23	25
Philip Morris International Inc				8.00%, 12/ 1/2031	3	3
5.65%, 5/16/2018		35	37	7.50%, 6/ 1/2032	41	44
Reynolds American Inc				6.50%, 12/ 1/2032	182	196
6.50%, 7/15/2010		25	25	5.50%, 1/ 1/2036	868	900

			143	5.00%, 2/ 1/2036	608	621

Transport - Rail (0.21%)				6.00%, 7/ 1/2037	318	332
Canadian National Railway Co				5.50%, 2/ 1/2038	1,280	1,326
5.55%, 5/15/2018		15	16	6.00%, 5/ 1/2038	213	223
5.55%, 3/ 1/2019		15	15	5.50%, 8/ 1/2038	287	297
Norfolk Southern Corp				6.00%, 10/ 1/2038	86	90
5.75%, 1/15/2016 (d)		25	26	6.00%, 10/ 1/2038	419	439
Union Pacific Corp				5.00%, 4/ 1/2039	98	100

7.88%, 1/15/2019		35	40
						7,497

6.13%, 2/15/2020		30	31

			128

See accompanying notes

98

Schedule of Investments
Asset Allocation Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (0.84%)			Morgan Stanley Repurchase Agreement;
4.50%, 7/ 1/2039 (g)	$ 225 $	225	0.03% dated 06/30/09 maturing 07/01/09
5.00%, 7/ 1/2039 (g)	250	255	(collateralized by Sovereign Agency
12.00%, 12/15/2012	12	13	Issues; $1,093,000; 2.38% - 5.00%; dated
10.50%, 4/15/2014	8	8	02/25/11-06/25/14)	$ 1,071 $	1,071

		501			5,892

U.S. Treasury (7.26%)			TOTAL REPURCHASE AGREEMENTS	$ 5,892

0.88%, 12/31/2010	190	190	Total Investments	$ 61,394
0.88%, 3/31/2011	1,200	1,198	Liabilities in Excess of Other Assets, Net - (2.53)%		(1,516)

0.88%, 4/30/2011	1,000	997	TOTAL NET ASSETS - 100.00%	$ 59,878

1.13%, 1/15/2012	1,000	994
2.75%, 2/15/2019	14	13
3.13%, 5/15/2019	680	658	(a) Non-Income Producing Security
4.25%, 5/15/2039	300	297	(b) Security is Illiquid

		4,347	(c)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
U.S. Treasury Bill (1.08%)			of these securities totaled $84 or 0.14% of net assets.
0.12%, 7/ 2/2009 (f)	600	600	(d)	Security exempt from registration under Rule 144A of the Securities Act
0.27%, 11/12/2009 (f)	50	50	of 1933. These securities may be resold in transactions exempt from

			registration, normally to qualified institutional buyers. Unless otherwise
		650	indicated, these securities are not considered illiquid. At the end of the

			period, the value of these securities totaled $850 or 1.42% of net assets.
TOTAL U.S. GOVERNMENT & GOVERNMENT			(e)	Variable Rate. Rate shown is in effect at June 30, 2009.
AGENCY OBLIGATIONS		$ 15,181

			(f) Rate shown is the discount rate.
SHORT TERM INVESTMENTS (4.18%)			(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
Commercial Paper (4.18%)			See Notes to Financial Statements.
Investment in Joint Trading Account; Federal
Home Loan Bank Discount Notes			Unrealized Appreciation (Depreciation)
0.01%, 7/ 1/2009 (f)	$ 2,500 $	2,500	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

TOTAL SHORT TERM INVESTMENTS		$ 2,500	of investments held by the account as of the period end were as follows:

REPURCHASE AGREEMENTS (9.84%)			Unrealized Appreciation	$ 3,453
Diversified Banking Institutions (9.84%)			Unrealized Depreciation		(8,747)

Investment in Joint Trading Account; Bank			Net Unrealized Appreciation (Depreciation)		(5,294)
of America Repurchase Agreement; 0.05%
dated 06/30/09 maturing 07/01/09			Cost for federal income tax purposes		66,688
(collateralized by Sovereign Agency			All dollar amounts are shown in thousands (000's)
Issues; $2,732,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 2,678 $	2,678
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$1,093,000; 0.88%; dated 03/31/11)	1,072	1,072
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $1,093,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	1,071	1,071

See accompanying notes

99

Schedule of Investments Asset Allocation Account June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	21.63%
Financial	19.53%
Consumer, Non-cyclical	14.54%
Government	10.70%
Communications	7.52%
Technology	5.76%
Industrial	5.25%
Energy	5.07%
Consumer, Cyclical	4.43%
Utilities	3.07%
Exchange Traded Funds	2.55%
Basic Materials	1.81%
Asset Backed Securities	0.54%
Diversified	0.13%
Liabilities in Excess of Other Assets, Net	(2.53%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	64.05%
Futures	21.40%

See accompanying notes

100

		Schedule of Investments
		Asset Allocation Account
		June 30, 2009 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)

Australian Dollar	7/16/2009	5,167,695		$4,130	$4,158	$28
British Pound	7/16/2009	2,282,599		3,756	3,755	(1)
Canadian Dollar	7/16/2009	983,425		870	846	(24)
Euro	7/16/2009	4,491,175		6,238	6,300	62
Hong Kong Dollar	7/16/2009	1,688,282		218	218	-
Japanese Yen	7/16/2009	525,296,373		5,439	5,454	15
Norwegian Krone	7/16/2009	3,982,489		620	619	(1)
Singapore Dollar	7/16/2009	246,244		169	170	1
Swedish Krona	7/16/2009	3,464,575		438	449	11

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Australian Dollar	7/16/2009	4,432,223		$3,540	$3,566	$(26)
British Pound	7/16/2009	1,696,700		2,789	2,791	(2)
Euro	7/16/2009	4,397,763		6,108	6,169	(61)
Japanese Yen	7/16/2009	273,990,843		2,834	2,845	(11)
Swedish Krona	7/16/2009	7,784,216		995	1,009	(14)

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

HANG SENG Index; July 2009			Buy	2	$ 234	$ 238	$ 4
Long Gilt; September 2009			Buy	2	388	389	1
MSCI SING IX; July 2009			Buy	2	77	77	-
S&P 500 eMini; September 2009			Buy	94	4,284	4,303	19
SGX CNX NIFTY ETS; July 2009			Buy	5	42	43	1
SPI 200; September 2009			Buy	9	719	707	(12)
TOPIX Index; September 2009			Buy	18	1,720	1,727	7
US 10 Year Note; September 2009			Buy	7	815	814	(1)
US 2 Year Note; September 2009			Buy	8	1,722	1,730	8
DJ Euro Stoxx 50; September 2009			Sell	31	1,025	1,043	(18)
US 5 Year Note; September 2009			Sell	8	912	918	(6)
US Long Bond; September 2009			Sell	7	806	828	(22)
All dollar amounts are shown in thousands (000's)
See accompanying notes

101

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (58.94%)				COMMON STOCKS (continued)
Advertising Agencies (0.16%)				Audio & Video Products (0.05%)
Interpublic Group of Cos Inc (a)	4,616 $		23	Sony Corp ADR	952 $		25
Omnicom Group Inc	1,906		60

			83	Auto - Car & Light Trucks (0.30%)

				Fiat SpA ADR (a)	1,282		13
Aerospace & Defense (0.98%)				Ford Motor Co (a)	10,005		61
BAE Systems PLC ADR	1,315		30	Honda Motor Co Ltd ADR	1,439		39
Boeing Co/The	486		21	Toyota Motor Corp ADR	569		43

Esterline Technologies Corp (a)	506		14				156

General Dynamics Corp	3,400		188
Lockheed Martin Corp	2,218		179	Batteries & Battery Systems (0.05%)
Raytheon Co	1,246		55	Energizer Holdings Inc (a)	297		15
Teledyne Technologies Inc (a)	319		10	EnerSys (a)	530		10

TransDigm Group Inc (a)	453		16				25

			513	Beverages - Non-Alcoholic (0.86%)

Aerospace & Defense Equipment (0.78%)				Coca-Cola Co/The	3,715		178
BE Aerospace Inc (a)	602		9	Coca-Cola Enterprises Inc	6,578		110
Goodrich Corp	2,231		111	PepsiCo Inc	3,017		166

Moog Inc (a)	254		6				454

Triumph Group Inc	340		14	Beverages - Wine & Spirits (0.02%)
United Technologies Corp	5,142		267	Central European Distribution Corp (a)	460		12

			407

				Brewery (0.04%)
Agricultural Chemicals (0.43%)				Kirin Holdings Co Ltd ADR	767		11
Monsanto Co	2,240		166
				SABMiller PLC ADR	590		12

Mosaic Co/The	273		12
							23

Syngenta AG ADR	752		35
Yara International ASA ADR	420		12	Broadcasting Services & Programming (0.02%)

			225	Liberty Media Corp - Capital Series A (a)	783		11

Airlines (0.02%)				Building - Heavy Construction (0.03%)
Alaska Air Group Inc (a)	240		4	Granite Construction Inc	200		7
JetBlue Airways Corp (a)	1,070		5	Orion Marine Group Inc (a)	240		4

			9	Sterling Construction Co Inc (a)	310		5

Alternative Waste Tech (0.01%)							16

Calgon Carbon Corp (a)	370		5	Building - Maintenance & Service (0.02%)
				ABM Industries Inc	550		10
Apparel Manufacturers (0.03%)
True Religion Apparel Inc (a)	650		14	Building & Construction - Miscellaneous (0.02%)
				Insituform Technologies Inc (a)	520		9
Applications Software (1.04%)
Actuate Corp (a)	800		4	Building Products - Cement & Aggregate (0.07%)
Compuware Corp (a)	3,287		23	CRH PLC ADR	1,064		25
Microsoft Corp	19,960		474	Lafarge SA ADR	704		11

Quest Software Inc (a)	1,140		16				36

Red Hat Inc (a)	1,501		30

			547	Cable/Satellite TV (0.53%)

				Comcast Corp - Class A	17,610		255
Athletic Footwear (0.07%)				DIRECTV Group Inc/The (a)	1,024		25

NIKE Inc	726		38				280

See accompanying notes

102

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Casino Services (0.04%)			Commercial Banks (continued)
Bally Technologies Inc (a)	660 $	20	Intesa Sanpaolo SpA ADR (a)	1,562 $	30
			National Bank of Greece SA ADR (a)	4,732	26
Cellular Telecommunications (0.09%)			NBT Bancorp Inc	430	9
Syniverse Holdings Inc (a)	420	7	Pinnacle Financial Partners Inc (a)	221	3
Vodafone Group PLC ADR	2,029	39	Prosperity Bancshares Inc	580	17

		46	Regions Financial Corp	18,549	75

Chemicals - Diversified (0.06%)			Renasant Corp	280	4
FMC Corp	545	26	Republic Bancorp Inc/KY	160	4
Innophos Holdings Inc	290	5	Royal Bank of Canada	850	35

		31	Smithtown Bancorp Inc	460	6

Chemicals - Specialty (0.30%)			Tompkins Financial Corp	110	5
Ashland Inc	1,579	44	Toronto-Dominion Bank	449	23
Eastman Chemical Co	952	36	Trustmark Corp	420	8
Ecolab Inc	510	20	United Overseas Bank Ltd ADR	1,646	33

International Flavors & Fragrances Inc	379	13			659

Lubrizol Corp	697	33	Commercial Services (0.06%)
Sensient Technologies Corp	320	7	Arbitron Inc	230	4
Stepan Co	110	5	PHH Corp (a)	1,040	19

		158	Steiner Leisure Ltd (a)	240	7

Circuit Boards (0.01%)					30

TTM Technologies Inc (a)	830	7	Commercial Services - Finance (0.79%)
			Automatic Data Processing Inc	1,278	45
Coal (0.21%)			CBIZ Inc (a)	1,070	8
Consol Energy Inc	973	33	Equifax Inc	2,746	72
Foundation Coal Holdings Inc	1,488	42	Lender Processing Services Inc	431	12
Peabody Energy Corp	1,136	34	Mastercard Inc	490	82

		109	Moody's Corp	1,945	51

Coatings & Paint (0.17%)			Morningstar Inc (a)	190	8
Sherwin-Williams Co/The	290	16	Western Union Co/The	7,515	123
Valspar Corp	3,331	75	Wright Express Corp (a)	639	16

		91			417

Commercial Banks (1.25%)			Computer Aided Design (0.02%)
Banco Latinoamericano de Exportaciones SA	840	10	Parametric Technology Corp (a)	880	10
Banco Santander SA ADR	4,763	58
Bancorpsouth Inc	1,103	23	Computer Services (0.26%)
Bank of Hawaii Corp	462	17	Accenture Ltd	1,335	45
Bank of Nova Scotia	852	32	Affiliated Computer Services Inc (a)	735	33
Bank of the Ozarks Inc	380	8	Ciber Inc (a)	1,350	4
BB&T Corp	5,815	128	Computer Sciences Corp (a)	979	43
City Holding Co	336	10	Insight Enterprises Inc (a)	600	6
Commerce Bancshares Inc	1	-	SYKES Enterprises Inc (a)	330	6

Community Bank System Inc	610	9			137

DBS Group Holdings Ltd ADR	775	25	Computers (2.72%)
First Financial Bancorp	380	3	Apple Inc (a)	3,243	462
FirstMerit Corp	827	14	Dell Inc (a)	4,431	61
Hang Seng Bank Ltd ADR	2,236	31	Hewlett-Packard Co	10,659	412
Iberiabank Corp	165	7	IBM Corp	4,726	493

Independent Bank Corp/Rockland MA	300	6			1,428

See accompanying notes

103

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Integrated Systems (0.07%)			Distribution & Wholesale (0.20%)
Jack Henry & Associates Inc	840 $	17	Beacon Roofing Supply Inc (a)	650 $	9
Super Micro Computer Inc (a)	490	4	FGX International Holdings Ltd (a)	330	4
Teradata Corp (a)	670	16	Genuine Parts Co	1,304	44

		37	Titan Machinery Inc (a)	390	5

Computers - Memory Devices (0.10%)			WW Grainger Inc	552	45

Western Digital Corp (a)	1,917	51			107

			Diversified Banking Institutions (2.83%)
Consulting Services (0.06%)			Bank of America Corp	33,069	436
FTI Consulting Inc (a)	112	6	Barclays PLC ADR	1,683	31
Huron Consulting Group Inc (a)	319	15	BNP Paribas ADR	1,117	36
ICF International Inc (a)	120	3	Citigroup Inc	3,214	10
Navigant Consulting Inc (a)	360	5	Credit Suisse Group AG ADR	652	30
Watson Wyatt Worldwide Inc	150	5	Goldman Sachs Group Inc/The	2,247	331

		34	HSBC Holdings PLC ADR	1,220	51

Consumer Products - Miscellaneous (0.38%)			JP Morgan Chase & Co	15,015	512
Central Garden and Pet Co - A Shares (a)	660	7	Mitsubishi UFJ Financial Group Inc ADR	5,321	33
Jarden Corp (a)	2,345	44	Morgan Stanley	202	6
Kimberly-Clark Corp	2,295	120	UBS AG	1,012	12

Scotts Miracle-Gro Co/The	718	25			1,488

Tupperware Brands Corp	210	5	Diversified Manufacturing Operations (1.60%)

		201	3M Co	2,459	148

Containers - Metal & Glass (0.28%)			Ameron International Corp	90	6
Crown Holdings Inc (a)	3,294	79	AZZ Inc (a)	470	16
Owens-Illinois Inc (a)	1,808	51	Brink's Co/The	1,115	32
Silgan Holdings Inc	310	15	Danaher Corp	688	43

		145	ESCO Technologies Inc (a)	150	7

Containers - Paper & Plastic (0.09%)			General Electric Co	37,409	438
Pactiv Corp (a)	1,141	25	ITT Corp	2,020	90
Rock-Tenn Co	650	25	Koppers Holdings Inc	827	22

		50	Siemens AG ADR	177	12

			Tomkins PLC ADR	2,493	24

Cosmetics & Toiletries (0.79%)					838

Chattem Inc (a)	144	10
Colgate-Palmolive Co	1,025	73	Diversified Minerals (0.16%)
Procter & Gamble Co	6,505	332	Anglo American PLC ADR	1,847	27

		415	BHP Billiton Ltd ADR	1,060	58

					85

Data Processing & Management (0.07%)
Broadridge Financial Solutions Inc	1,921	32	Diversified Operations (0.01%)
CSG Systems International Inc (a)	290	4	Compass Diversified Holdings	490	4

		36	E-Commerce - Products (0.07%)

Diagnostic Equipment (0.03%)			Amazon.com Inc (a)	466	39
Immucor Inc (a)	1,160	16
			E-Commerce - Services (0.15%)
Diagnostic Kits (0.02%)			eBay Inc (a)	3,874	66
Meridian Bioscience Inc	453	10	Priceline.com Inc (a)	105	12

					78

Disposable Medical Products (0.02%)
Merit Medical Systems Inc (a)	510	8	Electric - Integrated (1.83%)
			American Electric Power Co Inc	2,034	59

See accompanying notes

104

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Electronic Components - Semiconductors
Avista Corp	990 $	18	(continued)

CMS Energy Corp	9,545	115	Xilinx Inc	1,277 $		26

Dominion Resources Inc/VA	1,120	37				891

DPL Inc	949	22	Electronic Connectors (0.05%)
Duke Energy Corp	257	4	Amphenol Corp	753		24
E.ON AG ADR	933	33
Enel SpA ADR	3,671	18	Electronic Parts Distribution (0.04%)
Exelon Corp	299	15	Arrow Electronics Inc (a)	882		19
FPL Group Inc	2,993	170
			Electronic Security Devices (0.02%)
IDACORP Inc	300	8	American Science & Engineering Inc	121		8
International Power PLC ADR	292	11
NorthWestern Corp	610	14	Electronics - Military (0.04%)
NSTAR	1,282	41	L-3 Communications Holdings Inc	338		23
PG&E Corp	3,562	137
Portland General Electric Co	577	11	E-Marketing & Information (0.03%)
Progress Energy Inc	1,027	39	Digital River Inc (a)	420		15
Public Service Enterprise Group Inc	3,760	123
RWE AG ADR	259	20	Engineering - Research & Development Services (0.50%)
Scottish & Southern Energy PLC ADR	662	13	EMCOR Group Inc (a)	826		17
Southern Co/The	185	6	Exponent Inc (a)	140		3
Westar Energy Inc	720	13	Fluor Corp	1,998		103
Xcel Energy Inc	1,728	32	Jacobs Engineering Group Inc (a)	1,078		45

		959	URS Corp (a)	1,864		92

						260

Electric Products - Miscellaneous (0.14%)
AMETEK Inc	1,795	62	Enterprise Software & Services (0.49%)
GrafTech International Ltd (a)	1,050	12	Informatica Corp (a)	670		12

		74	JDA Software Group Inc (a)	277		4

			Mantech International Corp (a)	210		9
Electronic Components - Miscellaneous (0.06%)			Oracle Corp	9,213		197
Benchmark Electronics Inc (a)	1,030	15	SAP AG ADR	306		12
CTS Corp	730	4	Sybase Inc (a)	280		9
OSI Systems Inc (a)	190	4	SYNNEX Corp (a)	550		14

Rogers Corp (a)	290	6				257

		29

			Entertainment Software (0.03%)
Electronic Components - Semiconductors (1.70%)			Take-Two Interactive Software Inc (a)	1,470		14
Altera Corp	1,966	32
Broadcom Corp (a)	4,322	107	Environmental Consulting & Engineering (0.02%)
Fairchild Semiconductor International Inc (a)	1,990	14	Tetra Tech Inc (a)	340		10
Intel Corp	25,660	425
IXYS Corp	730	7	E-Services - Consulting (0.01%)
Kopin Corp (a)	1,140	4	Websense Inc (a)	300		5
MEMC Electronic Materials Inc (a)	1,134	20
Microsemi Corp (a)	550	8	Fiduciary Banks (0.24%)
Nvidia Corp (a)	2,335	26	Bank of New York Mellon Corp/The	746		22

ON Semiconductor Corp (a)	3,878	27	State Street Corp	2,239		106

PMC - Sierra Inc (a)	1,150	9				128

Silicon Laboratories Inc (a)	290	11	Finance - Auto Loans (0.03%)
Skyworks Solutions Inc (a)	1,850	18	AmeriCredit Corp (a)	1,224		17
Texas Instruments Inc	7,346	157

See accompanying notes

105

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker (0.13%)			Footwear & Related Apparel (0.04%)
ICAP PLC ADR	1,222 $	18	Iconix Brand Group Inc (a)	960 $		15
Knight Capital Group Inc (a)	580	10	Steven Madden Ltd (a)	306		8

Nomura Holdings Inc ADR	1,433	12				23

Stifel Financial Corp (a)	170	8	Gas - Distribution (0.56%)
SWS Group Inc	800	11	Northwest Natural Gas Co	410		18
TD Ameritrade Holding Corp (a)	645	12	Sempra Energy	3,069		152

		71	South Jersey Industries Inc	311		11

Finance - Leasing Company (0.01%)			UGI Corp	4,174		106
Financial Federal Corp	247	5	WGL Holdings Inc	240		8

						295

Finance - Other Services (0.15%)
IntercontinentalExchange Inc (a)	705	81	Gold Mining (0.14%)
			Lihir Gold Ltd ADR (a)	877		20
Food - Canned (0.22%)			Newcrest Mining Ltd ADR	979		24
Del Monte Foods Co	11,348	106	Newmont Mining Corp	718		29

TreeHouse Foods Inc (a)	300	9				73

		115	Home Decoration Products (0.05%)

Food - Catering (0.11%)			Newell Rubbermaid Inc	2,317		24
Compass Group PLC ADR	7,104	40
Sodexo ADR	364	19	Home Furnishings (0.02%)

		59	Tempur-Pedic International Inc	860		11

Food - Dairy Products (0.14%)			Hotels & Motels (0.28%)
Dean Foods Co (a)	3,727	72	Choice Hotels International Inc	1,337		35
			Wyndham Worldwide Corp	9,052		110

Food - Meat Products (0.12%)						145

Hormel Foods Corp	1,763	61
			Human Resources (0.05%)
Food - Miscellaneous/Diversified (0.57%)			Emergency Medical Services Corp (a)	370		14
American Italian Pasta Co (a)	410	12	Hewitt Associates Inc (a)	371		11

Campbell Soup Co	698	21				25

Diamond Foods Inc	140	4	Import & Export (0.23%)
HJ Heinz Co	755	27	ITOCHU Corp ADR	490		34
Kraft Foods Inc	1,660	42	Mitsubishi Corp ADR	1,021		38
Lancaster Colony Corp	120	5	Mitsui & Co Ltd ADR	69		16
Nestle SA ADR	1,895	71	Sumitomo Corp ADR	3,367		34

Ralcorp Holdings Inc (a)	140	9				122

Sara Lee Corp	9,480	92
			Instruments - Scientific (0.25%)
Unilever PLC ADR	806	19

			FEI Co (a)	740		17
		302

			Thermo Fisher Scientific Inc (a)	2,800		114

Food - Retail (0.38%)						131

Koninklijke Ahold NV ADR	2,431	28
			Insurance Brokers (0.01%)
Kroger Co/The	3,496	77
			eHealth Inc (a)	210		4
SUPERVALU Inc	7,501	97

			Life Partners Holdings Inc	150		2

		202

						6

Food - Wholesale & Distribution (0.01%)
			Internet Application Software (0.02%)
Fresh Del Monte Produce Inc (a)	280	5
			S1 Corp (a)	1,540		11
Sysco Corp	7	-

		5

See accompanying notes

106

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Internet Infrastructure Equipment (0.02%)				Machinery - Construction & Mining (continued)
Avocent Corp (a)	850 $		12	Joy Global Inc	1,067 $		38

							53

Internet Infrastructure Software (0.17%)
AsiaInfo Holdings Inc (a)	540		10	Machinery - Farm (0.09%)
F5 Networks Inc (a)	2,003		69	AGCO Corp (a)	734		21

TIBCO Software Inc (a)	1,540		11	Kubota Corp ADR	611		25

			90				46

Internet Security (0.25%)				Machinery - General Industry (0.08%)
Blue Coat Systems Inc (a)	500		8	Gardner Denver Inc (a)	718		18
Symantec Corp (a)	8,033		125	Middleby Corp (a)	200		9

			133	Wabtec Corp	530		17

							44

Internet Telephony (0.02%)
j2 Global Communications Inc (a)	380		9	Machinery - Pumps (0.22%)
				Flowserve Corp	1,634		114
Intimate Apparel (0.03%)
Warnaco Group Inc/The (a)	534		17	Medical - Biomedical/Gene (0.81%)
				Acorda Therapeutics Inc (a)	140		4
Investment Companies (0.04%)				American Oriental Bioengineering Inc (a)	1,110		6
Ares Capital Corp	1,178		10	Amgen Inc (a)	1,304		69
Hercules Technology Growth Capital Inc	946		8	Arqule Inc (a)	630		4
PennantPark Investment Corp	329		2	Bio-Rad Laboratories Inc (a)	110		8

			20	Celera Corp (a)	1,580		12

				Cubist Pharmaceuticals Inc (a)	593		11
Investment Management & Advisory Services (0.38%)
				Exelixis Inc (a)	2,130		11
Affiliated Managers Group Inc (a)	227		13
				Gilead Sciences Inc (a)	4,788		224
Ameriprise Financial Inc	4,138		101
				Human Genome Sciences Inc (a)	2,560		7
Calamos Asset Management Inc	290		4
				Incyte Corp (a)	2,430		8
Invesco Ltd	4,735		84

				Life Technologies Corp (a)	1,018		43
			202

				Maxygen Inc (a)	561		4
Lasers - Systems & Components (0.03%)				United Therapeutics Corp (a)	100		8
Coherent Inc (a)	290		6	XOMA Ltd (a)	6,200		5

Rofin-Sinar Technologies Inc (a)	440		9				424

			15

				Medical - Drugs (2.87%)
Life & Health Insurance (0.55%)				Abbott Laboratories	6,943		327
Aflac Inc	1,507		47	Array Biopharma Inc (a)	810		3
Delphi Financial Group Inc	455		9	AstraZeneca PLC ADR	895		39
Presidential Life Corp	289		2	Bristol-Myers Squibb Co	8,746		178
Prudential PLC ADR	741		10	China Sky One Medical Inc (a)	190		3
StanCorp Financial Group Inc	190		5	Eli Lilly & Co	5,727		198
Torchmark Corp	2,361		88	Endo Pharmaceuticals Holdings Inc (a)	1,455		26
Unum Group	8,048		128	Forest Laboratories Inc (a)	1,593		40

			289	GlaxoSmithKline PLC ADR	664		23

Linen Supply & Related Items (0.01%)				Merck & Co Inc/NJ	2,466		69
G&K Services Inc	180		4	Myriad Pharmaceuticals Inc (a)	95		-
				Novartis AG ADR	862		35
Machinery - Construction & Mining (0.10%)				Novo Nordisk A/S ADR	434		24
Astec Industries Inc (a)	150		5	Orexigen Therapeutics Inc (a)	980		5
Bucyrus International Inc	350		10	Pfizer Inc	15,445		232
				PharMerica Corp (a)	450		9

See accompanying notes

107

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (1.39%)
Progenics Pharmaceuticals Inc (a)	570 $	3	American Medical Systems Holdings Inc (a)	1,040 $		16
Roche Holding AG ADR	1,360	46	Baxter International Inc	2,767		147
Schering-Plough Corp	5,401	136	Becton Dickinson and Co	2,135		152
Shire PLC ADR	395	16	Cantel Medical Corp (a)	530		9
Wyeth	1,981	90	Johnson & Johnson	6,939		394
XenoPort Inc (a)	270	6	Zoll Medical Corp (a)	728		14

		1,508				732

Medical - Generic Drugs (0.16%)			Metal - Aluminum (0.02%)
Par Pharmaceutical Cos Inc (a)	300	5	Century Aluminum Co (a)	1,987		12
Perrigo Co	330	9
Watson Pharmaceuticals Inc (a)	2,167	73	Metal - Copper (0.15%)

		87	Freeport-McMoRan Copper & Gold Inc	1,577		79

Medical - HMO (0.51%)			Metal - Diversified (0.07%)
Aetna Inc	568	14	Rio Tinto PLC ADR	211		35
CIGNA Corp	2,674	64
Health Net Inc (a)	669	10	Metal - Iron (0.04%)
Humana Inc (a)	3,025	98	Cliffs Natural Resources Inc	860		21
UnitedHealth Group Inc	2,082	52
WellPoint Inc (a)	579	30	Metal Processors & Fabrication (0.04%)

		268	LB Foster Co (a)	170		5

			Precision Castparts Corp	191		14

Medical - Hospitals (0.02%)						19

Universal Health Services Inc	200	10
			Metal Products - Distribution (0.01%)
Medical - Nursing Homes (0.02%)			AM Castle & Co	430		5
Ensign Group Inc/The	416	6
Skilled Healthcare Group Inc (a)	660	5	Miscellaneous Manufacturers (0.04%)

		11	Aptargroup Inc	595		20

Medical - Outpatient & Home Medical Care (0.05%)			Motion Pictures & Services (0.09%)
Amedisys Inc (a)	374	12	DreamWorks Animation SKG Inc (a)	1,688		47
Gentiva Health Services Inc (a)	270	5
LHC Group Inc (a)	420	9	Multi-Line Insurance (0.20%)

		26	Allianz SE ADR	1,755		16

			American Financial Group Inc/OH	1,041		23
Medical - Wholesale Drug Distribution (0.24%)			AXA SA ADR	888		17
AmerisourceBergen Corp	3,983	70
			MetLife Inc	771		23
McKesson Corp	1,289	57

			Zurich Financial Services AG ADR	1,423		25

		127

						104

Medical Instruments (0.23%)
			Multimedia (0.42%)
Genomic Health Inc (a)	380	7
			McGraw-Hill Cos Inc/The	3,318		100
Kensey Nash Corp (a)	400	10
			Time Warner Inc	896		23
Medtronic Inc	763	27
			Walt Disney Co/The	3,402		79
St Jude Medical Inc (a)	1,876	77

			WPP PLC ADR	506		17

		121

						219

Medical Laboratory & Testing Service (0.13%)
			Networking Products (0.81%)
ICON PLC ADR (a)	670	15
			3Com Corp (a)	4,590		22
Quest Diagnostics Inc	925	52

			Cisco Systems Inc (a)	20,936		390
		67

See accompanying notes

108

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (continued)			Oil Company - Integrated (continued)
Polycom Inc (a)	580 $	12	Chevron Corp	6,326 $	419

		424	ConocoPhillips	2,360	99

Non-Ferrous Metals (0.16%)			ENI SpA ADR	915	43
Horsehead Holding Corp (a)	460	4	Exxon Mobil Corp	14,006	979
Titanium Metals Corp	8,938	82	Marathon Oil Corp	102	3

		86	Murphy Oil Corp	1,609	88

			Royal Dutch Shell PLC - B shares ADR	630	32
Non-Hazardous Waste Disposal (0.03%)			Royal Dutch Shell PLC ADR	536	27
Waste Connections Inc (a)	360	10	Total SA ADR	953	52

Waste Management Inc	256	7			1,835

		17

			Oil Field Machinery & Equipment (0.30%)
Office Automation & Equipment (0.07%)			Cameron International Corp (a)	1,669	47
Canon Inc ADR	336	11	Dresser-Rand Group Inc (a)	888	23
Pitney Bowes Inc	1,115	24	FMC Technologies Inc (a)	815	31

		35	National Oilwell Varco Inc (a)	1,725	56

Oil - Field Services (0.49%)					157

Hornbeck Offshore Services Inc (a)	470	10	Oil Refining & Marketing (0.04%)
Matrix Service Co (a)	729	8	CVR Energy Inc (a)	410	3
Oceaneering International Inc (a)	1,725	78	Tesoro Corp	1,472	19

Oil States International Inc (a)	470	12			22

Schlumberger Ltd	1,870	101
Tetra Technologies Inc (a)	3,910	31	Paper & Related Products (0.13%)
Willbros Group Inc (a)	1,300	16	International Paper Co	2,020	30

		256	MeadWestvaco Corp	1,132	19

			Svenska Cellulosa AB ADR	1,631	17

Oil & Gas Drilling (0.04%)					66

ENSCO International Inc	601	21
			Pastoral & Agricultural (0.02%)
Oil Company - Exploration & Production (2.24%)			AgFeed Industries Inc (a)	1,730	10
Anadarko Petroleum Corp	621	28
Apache Corp	2,265	163	Pharmacy Services (0.58%)
Arena Resources Inc (a)	210	7	Catalyst Health Solutions Inc (a)	630	16
Berry Petroleum Co	490	9	Express Scripts Inc (a)	2,449	168
Comstock Resources Inc (a)	270	9	Medco Health Solutions Inc (a)	1,345	61
Concho Resources Inc/Midland TX (a)	290	8	Omnicare Inc	2,290	59

Devon Energy Corp	2,795	152			304

EXCO Resources Inc (a)	1,050	14	Physical Therapy & Rehabilitation Centers (0.03%)
Forest Oil Corp (a)	4,437	66	Psychiatric Solutions Inc (a)	280	6
Mariner Energy Inc (a)	220	3	RehabCare Group Inc (a)	450	11

Newfield Exploration Co (a)	2,363	77			17

Occidental Petroleum Corp	4,469	294	Pipelines (0.26%)
SandRidge Energy Inc (a)	5,595	48	El Paso Corp	11,644	107
Southwestern Energy Co (a)	2,612	101	Spectra Energy Corp	1,642	28

Talisman Energy Inc	2,044	29			135

XTO Energy Inc	4,366	167

		1,175	Private Corrections (0.02%)

			Cornell Cos Inc (a)	584	9
Oil Company - Integrated (3.49%)
BG Group PLC ADR	571	48	Property & Casualty Insurance (0.63%)
BP PLC ADR	947	45	Amtrust Financial Services Inc	696	8

See accompanying notes

109

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			REITS - Healthcare (continued)
Chubb Corp	2,374 $	95	Universal Health Realty Income Trust	120 $		4
Progressive Corp/The	4,895	74	Ventas Inc	2,028		60

Tokio Marine Holdings Inc ADR	1,128	31				73

Tower Group Inc	260	6	REITS - Mortgage (0.08%)
Travelers Cos Inc/The	2,885	118	Capstead Mortgage Corp	430		6

		332	Chimera Investment Corp	2,887		10

Publicly Traded Investment Fund (0.15%)			MFA Mortgage Investments Inc	3,220		22
iShares Russell 1000 Growth Index Fund	638	26	NorthStar Realty Finance Corp	1,140		3

iShares Russell 1000 Value Index Fund	1,138	54				41

		80	REITS - Office Property (0.22%)

Publishing - Books (0.03%)			Alexandria Real Estate Equities Inc	330		12
Reed Elsevier NV ADR	762	17	Boston Properties Inc	1,573		75
			Kilroy Realty Corp	170		3
Quarrying (0.02%)			SL Green Realty Corp	1,077		25

Compass Minerals International Inc	200	11				115

Real Estate Operator & Developer (0.08%)			REITS - Regional Malls (0.13%)
Brookfield Asset Management Inc	1,176	20	Macerich Co/The	584		10
Sun Hung Kai Properties Ltd ADR	1,789	22	Simon Property Group Inc	1,154		60

		42				70

Recreational Vehicles (0.01%)			REITS - Shopping Centers (0.04%)
Polaris Industries Inc	200	6	Inland Real Estate Corp	1,260		9
			Saul Centers Inc	270		8
Regional Banks (1.13%)			Urstadt Biddle Properties Inc	250		3

Fifth Third Bancorp	5,747	41				20

PNC Financial Services Group Inc	3,049	118
			REITS - Single Tenant (0.01%)
US Bancorp	723	13	Getty Realty Corp	180		3
Wells Fargo & Co	17,466	424

		596	REITS - Storage (0.04%)

Reinsurance (0.26%)			Public Storage	288		19
Allied World Assurance Co Holdings Ltd	542	22
Argo Group International Holdings Ltd (a)	350	10	Rental - Auto & Equipment (0.03%)
Aspen Insurance Holdings Ltd	990	22	Aaron's Inc	390		12

Everest Re Group Ltd	227	16	Rent-A-Center Inc/TX (a)	370		6

Hannover Rueckversicherung AG ADR (a)	1,080	20				18

Max Capital Group Ltd	150	3	Research & Development (0.03%)
PartnerRe Ltd	338	22	Parexel International Corp (a)	1,090		16
Platinum Underwriters Holdings Ltd	520	15
Validus Holdings Ltd	250	5	Retail - Apparel & Shoe (0.26%)

		135	Aeropostale Inc (a)	310		11

			Dress Barn Inc (a)	620		9
REITS - Apartments (0.02%)			Foot Locker Inc	1,790		19
Essex Property Trust Inc	130	8	Genesco Inc (a)	430		8
			JOS A Bank Clothiers Inc (a)	130		4
REITS - Diversified (0.11%)
Digital Realty Trust Inc	1,612	58	Ross Stores Inc	1,901		73
			Stage Stores Inc	580		6
REITS - Healthcare (0.14%)			Wet Seal Inc/The (a)	2,517		8

Nationwide Health Properties Inc	100	3				138

Omega Healthcare Investors Inc	410	6

See accompanying notes

110

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Appliances (0.01%)			Retail - Perfume & Cosmetics (0.01%)
hhgregg Inc (a)	240 $	4	Sally Beauty Holdings Inc (a)	1,120 $		7

Retail - Auto Parts (0.05%)			Retail - Petroleum Products (0.02%)
AutoZone Inc (a)	165	25	World Fuel Services Corp	240		10

Retail - Building Products (0.67%)			Retail - Regional Department Store (0.13%)
Home Depot Inc	9,557	226	Kohl's Corp (a)	1,014		43
Kingfisher PLC ADR	4,079	24	Macy's Inc	2,337		28

Lowe's Cos Inc	5,030	97				71

Lumber Liquidators Inc (a)	210	3	Retail - Restaurants (0.83%)

		350	Buffalo Wild Wings Inc (a)	130		4

Retail - Computer Equipment (0.09%)			CKE Restaurants Inc	811		7
GameStop Corp (a)	2,168	48	Darden Restaurants Inc	1,169		38
			Jack in the Box Inc (a)	630		14
Retail - Consumer Electronics (0.28%)			McDonald's Corp	4,275		246
Best Buy Co Inc	3,010	101	PF Chang's China Bistro Inc (a)	212		7
RadioShack Corp	3,272	45	Ruby Tuesday Inc (a)	540		4

		146	Yum! Brands Inc	3,502		117

Retail - Discount (1.16%)						437

99 Cents Only Stores (a)	920	13	Retail - Sporting Goods (0.02%)
Big Lots Inc (a)	4,434	93	Hibbett Sports Inc (a)	599		11
BJ's Wholesale Club Inc (a)	624	20
Citi Trends Inc (a)	160	4	Savings & Loans - Thrifts (0.07%)
Dollar Tree Inc (a)	529	22	ESSA Bancorp Inc	350		5
Target Corp	1,780	70	Flushing Financial Corp	400		4
Wal-Mart Stores Inc	7,997	388	Hudson City Bancorp Inc	990		13

		610	OceanFirst Financial Corp	340		4

Retail - Drug Store (0.06%)			Provident Financial Services Inc	430		4
CVS Caremark Corp	983	31	United Financial Bancorp Inc	320		4
			WSFS Financial Corp	136		4

Retail - Fabric Store (0.02%)						38

Jo-Ann Stores Inc (a)	610	13	Schools (0.07%)
			Apollo Group Inc (a)	325		23
Retail - Gardening Products (0.01%)
			Capella Education Co (a)	120		7
Tractor Supply Co (a)	180	7
			Grand Canyon Education Inc (a)	320		6

Retail - Hair Salons (0.01%)						36

Regis Corp	310	5	Semiconductor Component - Integrated Circuits (0.12%)
			Atmel Corp (a)	9,685		36
Retail - Jewelry (0.04%)			Hittite Microwave Corp (a)	340		12
Signet Jewelers Ltd	923	19	Integrated Device Technology Inc (a)	1,770		10
Retail - Major Department Store (0.12%)			Micrel Inc	510		4

JC Penney Co Inc	840	24	Pericom Semiconductor Corp (a)	360		3

Marks & Spencer Group PLC ADR	1,152	12				65

TJX Cos Inc	872	27	Semiconductor Equipment (0.06%)

		63	ASML Holding NV	945		20

Retail - Pawn Shops (0.02%)			Entegris Inc (a)	2,550		7

Cash America International Inc	380	9	Ultratech Inc (a)	380		5

						32

See accompanying notes

111

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Soap & Cleaning Products (0.11%)			Therapeutics (0.06%)
Church & Dwight Co Inc	1,070 $	58	Allos Therapeutics Inc (a)	880 $		7
			Isis Pharmaceuticals Inc (a)	560		9
Steel - Producers (0.10%)			Onyx Pharmaceuticals Inc (a)	260		8
ArcelorMittal	726	24	Vivus Inc (a)	1,350		8

Reliance Steel & Aluminum Co	390	15				32

Steel Dynamics Inc	985	14

		53	Tobacco (1.13%)

			Altria Group Inc	11,044		181
Steel - Specialty (0.03%)			British American Tobacco PLC ADR	792		44
Citic Pacific Ltd ADR	1,494	15	Imperial Tobacco Group PLC ADR	688		36
			Philip Morris International Inc	5,773		252
Telecommunication Equipment (0.17%)
			Reynolds American Inc	2,075		80

Anaren Inc (a)	240	4
						593

Arris Group Inc (a)	690	8
CommScope Inc (a)	482	13	Tools - Hand Held (0.06%)
Comtech Telecommunications Corp (a)	214	7	Snap-On Inc	320		9
Symmetricom Inc (a)	640	4	Stanley Works/The	679		23

Tellabs Inc (a)	9,294	53				32

		89	Toys (0.10%)

Telecommunication Equipment - Fiber Optics (0.13%)			Hasbro Inc	467		11
Corning Inc	3,758	60	Marvel Entertainment Inc (a)	240		9
Harmonic Inc (a)	1,150	7	Nintendo Co Ltd ADR	964		33

		67				53

Telecommunication Services (0.33%)			Transactional Software (0.02%)
Consolidated Communications Holdings Inc	710	8	Solera Holdings Inc (a)	390		10
Embarq Corp	3,371	142
Harris Stratex Networks Inc (a)	433	3	Transport - Air Freight (0.02%)
MasTec Inc (a)	430	5	Atlas Air Worldwide Holdings Inc (a)	480		11
NTELOS Holdings Corp	420	8	Transport - Marine (0.04%)
Premiere Global Services Inc (a)	920	10	Overseas Shipholding Group Inc	64		2

		176	Tidewater Inc	392		17

Telephone - Integrated (1.75%)						19

AT&T Inc	14,916	371	Transport - Rail (0.78%)
France Telecom SA ADR	486	11	Burlington Northern Santa Fe Corp	1,441		106
General Communication Inc (a)	490	3	CSX Corp	1,856		64
Koninklijke KPN NV ADR	2,055	28	MTR Corp ADR	829		25
Nippon Telegraph & Telephone Corp ADR	1,510	31	Norfolk Southern Corp	815		31
Qwest Communications International Inc	31,492	131	Union Pacific Corp	3,579		186

Sprint Nextel Corp (a)	22,483	108				412

Telecom Italia SpA ADR	1,215	17
Telefonica SA ADR	593	40	Transport - Services (0.09%)
Verizon Communications Inc	5,844	180	HUB Group Inc (a)	570		12

		920	United Parcel Service Inc	735		37

						49

Television (0.04%)
CBS Corp	3,036	21	Transport - Truck (0.02%)
			Heartland Express Inc	350		5
Theaters (0.01%)			Marten Transport Ltd (a)	180		4

National CineMedia Inc	380	5				9

See accompanying notes

112

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			BONDS (continued)
Vitamins & Nutrition Products (0.05%)			Asset Backed Securities (continued)
Herbalife Ltd	884 $	28	First Franklin Mortgage Loan Asset Backed
			Certificates
Web Portals (0.63%)			0.58%, 9/25/2035 (e)	$ 21 $	21
Google Inc (a)	784	331	0.55%, 11/25/2035 (e)	161	144
			First Horizon Asset Backed Trust
Wireless Equipment (0.61%)			0.44%, 10/25/2026 (e)	138	59
Nokia OYJ ADR	1,218	18	First-Citizens Home Equity Loan LLC
Qualcomm Inc	5,979	270	0.53%, 9/15/2022 (e)(f)	45	25
Telefonaktiebolaget LM Ericsson ADR	2,565	25	Great America Leasing Receivables
Viasat Inc (a)	190	5	5.39%, 9/15/2011 (f)	30	31

		318	JP Morgan Mortgage Acquisition Corp
			0.48%, 4/25/2036 (e)	197	126

TOTAL COMMON STOCKS	$ 30,950		5.45%, 11/25/2036	120	102

	Principal		0.46%, 3/25/2037 (e)	75	27
	Amount	Value	Long Beach Mortgage Loan Trust
	(000's)	(000's)	0.84%, 6/25/2034 (e)	30	15

BONDS (27.57%)			0.42%, 10/25/2036 (d)(e)	275	68
Aerospace & Defense Equipment (0.08%)			0.48%, 12/25/2036 (e)	175	39
GenCorp Inc			Marriott Vacation Club Owner Trust
9.50%, 8/15/2013	$ 60	44	5.52%, 5/20/2029 (e)(f)	27	21
			MSDWCC Heloc Trust
Airlines (0.26%)			0.50%, 7/25/2017 (e)	24	10

American Airlines Pass Through Trust 2001-02					1,263

7.86%, 10/ 1/2011 (b)	5	5	Auto/Truck Parts & Equipment - Original (0.04%)
American Airlines Pass Through Trust 2009-1A			Tenneco Inc
10.38%, 7/ 2/2019 (b)(c)	55	55	10.25%, 7/15/2013	21	20
Delta Air Lines Inc
7.11%, 9/18/2011 (b)(d)	50	47	Automobile Sequential (0.35%)
6.72%, 1/ 2/2023 (b)	24	19	Capital Auto Receivables Asset Trust
Southwest Airlines Co 2007-1 Pass Through			0.69%, 6/15/2010 (e)	4	4
Trust			5.52%, 3/15/2011 (e)	60	47
6.15%, 8/ 1/2022 (b)	14	13

			Ford Credit Auto Owner Trust
		139	5.30%, 6/15/2012	60	58

Apparel Manufacturers (0.00%)			5.60%, 10/15/2012	20	18
Rafaella Apparel Group Inc			WFS Financial Owner Trust
11.25%, 6/15/2011	15	3	4.50%, 5/17/2013	55	55

					182

Asset Backed Securities (2.40%)
Ameriquest Mortgage Securities Inc			Beverages - Non-Alcoholic (0.03%)
0.61%, 3/25/2035 (e)	13	10	Coca-Cola Enterprises Inc
Carrington Mortgage Loan Trust			4.25%, 3/ 1/2015	5	5
0.59%, 12/25/2035 (e)	275	211	Dr Pepper Snapple Group Inc
Citigroup Mortgage Loan Trust Inc			6.82%, 5/ 1/2018	10	11

0.46%, 3/25/2037 (e)	150	84			16

Countrywide Asset-Backed Certificates			Beverages - Wine & Spirits (0.08%)
1.38%, 1/25/2034 (e)	138	65	Constellation Brands Inc
0.60%, 2/25/2036 (e)	86	78	8.38%, 12/15/2014	40	40
0.56%, 3/25/2036 (d)(e)	166	87
0.48%, 6/25/2037 (e)	150	26	Brewery (0.61%)
Countrywide Home Equity Loan Trust			Anheuser-Busch InBev Worldwide Inc
0.52%, 5/15/2036 (e)	84	14	5.38%, 11/15/2014 (f)	185	187
			7.75%, 1/15/2019 (f)	35	38

See accompanying notes

113

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Brewery (continued)			Casino Hotels (continued)
Anheuser-Busch InBev Worldwide Inc			Wynn Las Vegas LLC / Wynn Las Vegas
(continued)			Capital Corp
6.88%, 11/15/2019 (f)	$ 90 $	93	6.63%, 12/ 1/2014	$ 11 $		9

		318				37

Building - Residential & Commercial (0.01%)			Casino Services (0.06%)
M/I Homes Inc			International Game Technology
6.88%, 4/ 1/2012	10	8	7.50%, 6/15/2019	30		30
			Snoqualmie Entertainment Authority
Building Products - Cement & Aggregate (0.18%)			9.13%, 2/ 1/2015 (f)	5		3

CRH America Inc						33

6.40%, 10/15/2033	10	7
Martin Marietta Materials Inc			Cellular Telecommunications (0.67%)
1.19%, 4/30/2010 (e)	90	89	America Movil SA de CV

		96	5.50%, 3/ 1/2014	5		5

			Centennial Communications Corp
Building Products - Wood (0.49%)			6.96%, 1/ 1/2013 (e)	5		5
Masco Corp			Cricket Communications Inc
0.94%, 3/12/2010 (e)	265	256	9.38%, 11/ 1/2014	15		15
			iPCS Inc
Cable/Satellite TV (0.99%)			3.15%, 5/ 1/2013 (e)	5		4
Charter Communications Operating LLC /			MetroPCS Wireless Inc
Charter Communications Operating Capital			9.25%, 11/ 1/2014	5		5
10.38%, 4/30/2014 (e)(f)	15	14	9.25%, 11/ 1/2014 (f)	5		5
Comcast Corp
5.70%, 7/ 1/2019	115	114	Nextel Communications Inc
			7.38%, 8/ 1/2015	60		48
6.55%, 7/ 1/2039	150	150	Rogers Wireless Inc
COX Communications Inc			6.38%, 3/ 1/2014	45		48
6.75%, 3/15/2011	50	53	Vodafone Group PLC
5.50%, 10/ 1/2015	10	10	0.97%, 6/15/2011 (e)	45		44
8.38%, 3/ 1/2039 (f)	50	56	0.94%, 2/27/2012 (e)	75		72
CSC Holdings Inc/United States			5.45%, 6/10/2019	105		103

7.88%, 2/15/2018	5	5				354

8.63%, 2/15/2019 (f)	10	10
DirecTV Holdings LLC/DirecTV Financing Co			Chemicals - Diversified (0.08%)
8.38%, 3/15/2013	15	15	Dow Chemical Co/The
DISH DBS Corp			8.55%, 5/15/2019	45		45
6.63%, 10/ 1/2014	25	23
Kabel Deutschland GmbH			Commercial Banks (1.02%)
10.63%, 7/ 1/2014	15	15	American Express Bank FSB
Rainbow National Services LLC			5.50%, 4/16/2013	25		25
10.38%, 9/ 1/2014 (f)	5	5	CBA Capital Trust II
Time Warner Cable Inc			6.02%, 3/15/2036 (f)	40		27
6.75%, 6/15/2039	35	34	Credit Suisse/New York NY
UPC Holding BV			3.45%, 7/ 2/2012	150		150
9.88%, 4/15/2018 (f)	15	14	Nordea Bank Sweden AB

		518	8.95%, 11/29/2049 (f)	250		162

			Svenska Handelsbanken AB
Casino Hotels (0.07%)			4.88%, 6/10/2014 (f)	175		173

Harrah's Operating Co Inc						537

10.00%, 12/15/2018 (f)	2	1
10.00%, 12/15/2018 (f)	23	13	Commercial Services (0.01%)
MGM Mirage			Iron Mountain Inc
8.50%, 9/15/2010	15	14	8.00%, 6/15/2020	5		5

See accompanying notes

114

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)

BONDS (continued)			BONDS (continued)
Computer Services (0.02%)			Diversified Financial Services (0.15%)
Sungard Data Systems Inc			Capmark Financial Group Inc
10.25%, 8/15/2015	$ 10 $	9	3.61%, 5/10/2010 (e)	$ 75 $			31
			General Electric Capital Corp
Computers (0.06%)			6.38%, 11/15/2067 (e)		75		50

Dell Inc							81

3.38%, 6/15/2012	25	25
Hewlett-Packard Co			Diversified Manufacturing Operations (0.04%)
2.95%, 8/15/2012	5	5	ITT Corp

		30	4.90%, 5/ 1/2014		20		20

Computers - Memory Devices (0.03%)			Diversified Minerals (0.43%)
Seagate Technology HDD Holdings			Anglo American Capital PLC
6.80%, 10/ 1/2016	10	9	9.38%, 4/ 8/2014 (f)		10		11
Seagate Technology International			Rio Tinto Finance USA Ltd
10.00%, 5/ 1/2014 (f)	5	5	8.95%, 5/ 1/2014		45		50

		14	6.50%, 7/15/2018		15		15

Containers - Paper & Plastic (0.01%)			9.00%, 5/ 1/2019		20		22
Norampac Industries Inc			Teck Resources Ltd
6.75%, 6/ 1/2013	5	4	9.75%, 5/15/2014 (f)		35		36
			10.25%, 5/15/2016 (f)		40		42
Cruise Lines (0.02%)			10.75%, 5/15/2019 (f)		45		49

Royal Caribbean Cruises Ltd							225

6.88%, 12/ 1/2013	10	8
			Diversified Operations (0.05%)
Data Processing & Management (0.03%)			Susser Holdings LLC / Susser Finance Corp
			10.63%, 12/15/2013		25		25
First Data Corp
9.88%, 9/24/2015	20	14
			Diversified Operations & Commercial Services (0.02%)
Diversified Banking Institutions (1.89%)			Aramark Corp
			8.50%, 2/ 1/2015		10		10
Bank of America Corp
5.38%, 9/11/2012	15	15
			Electric - Generation (0.22%)
7.38%, 5/15/2014	250	258	AES Corp/The
5.42%, 3/15/2017	10	8	9.75%, 4/15/2016 (f)		15		15
Citigroup Inc			Edison Mission Energy
6.50%, 8/19/2013	30	29	7.20%, 5/15/2019		10		8
5.00%, 9/15/2014	75	63	Elwood Energy LLC
8.50%, 5/22/2019	220	224	8.16%, 7/ 5/2026		27		23
GMAC LLC			Indiantown Cogeneration LP
7.75%, 1/19/2010 (f)	5	5	9.26%, 12/15/2010		23		23
6.00%, 12/15/2011 (f)	9	8	Korea East-West Power Co Ltd
6.63%, 5/15/2012 (f)	12	10	4.88%, 4/21/2011 (f)		20		20
Goldman Sachs Group Inc/The			Midwest Generation LLC
5.45%, 11/ 1/2012	100	103	8.56%, 1/ 2/2016		8		8
5.63%, 1/15/2017	35	33	Reliant Energy Mid-Atlantic Power Holdings
6.25%, 9/ 1/2017	13	13	LLC
			9.24%, 7/ 2/2017		21		20

6.75%, 10/ 1/2037	24	21
							117

Morgan Stanley
7.30%, 5/13/2019	150	156	Electric - Integrated (0.63%)
7.25%, 4/ 1/2032	25	25	Baltimore Gas & Electric Co
Royal Bank of Scotland Group PLC			5.90%, 10/ 1/2016		25		25
5.05%, 1/ 8/2015	25	20	CMS Energy Corp

		991	8.75%, 6/15/2019		5		5

See accompanying notes

115

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker (0.04%)
Dominion Resources Inc/VA			Charles Schwab Corp/The
8.88%, 1/15/2019	$ 40 $	48	4.95%, 6/ 1/2014	$ 20 $		20
Jersey Central Power & Light Co			UBS Preferred Funding Trust V
7.35%, 2/ 1/2019	30	33	6.24%, 5/29/2049	5		3

6.15%, 6/ 1/2037	30	28				23

Midamerican Energy Holdings Co			Food - Miscellaneous/Diversified (0.09%)
6.13%, 4/ 1/2036	40	39
			Kellogg Co
Mirant Americas Generation LLC			4.45%, 5/30/2016	10		10
8.30%, 5/ 1/2011	10	10
			Kraft Foods Inc
Oncor Electric Delivery Co			6.25%, 6/ 1/2012	35		38

6.38%, 5/ 1/2012	65	68
						48

5.95%, 9/ 1/2013	15	16
Public Service Co of Colorado			Food - Retail (0.11%)
5.13%, 6/ 1/2019	30	31	Delhaize America Inc
Texas Competitive Electric Holdings Co LLC			9.00%, 4/15/2031	40		48
10.25%, 11/ 1/2015 (e)	45	28	Ingles Markets Inc

		331	8.88%, 5/15/2017 (f)	10		10

						58

Electronic Components - Miscellaneous (0.05%)
NXP BV/NXP Funding LLC			Gambling (Non-Hotel) (0.01%)
3.88%, 10/15/2013 (e)	65	26	Pinnacle Entertainment Inc
			7.50%, 6/15/2015	5		4
Finance - Auto Loans (0.09%)
Ford Motor Credit Co LLC			Gas - Distribution (0.03%)
7.38%, 10/28/2009	5	5	Sempra Energy
2.70%, 1/15/2010 (e)	20	19	6.15%, 6/15/2018	15		15
7.88%, 6/15/2010	25	24

		48	Home Equity - Other (0.90%)

			Bear Stearns Asset Backed Securities Trust
Finance - Commercial (0.33%)			0.47%, 8/25/2036 (e)	200		66
CIT Group Inc			Countrywide Asset-Backed Certificates
4.25%, 2/ 1/2010	5	4	6.09%, 6/25/2021 (e)	72		21
0.76%, 3/12/2010 (e)	10	9	GMAC Mortgage Corp Loan Trust
1.32%, 4/27/2011 (e)	100	71	5.75%, 10/25/2036	81		50
Textron Financial Corp			5.81%, 10/25/2036	35		12
0.79%, 2/25/2011 (e)	100	89	GSAA Trust

		173	0.45%, 4/25/2047 (d)(e)	132		18

			Option One Mortgage Loan Trust
Finance - Consumer Loans (0.42%)			1.36%, 5/25/2034 (e)	69		41
HSBC Finance Corp			0.41%, 7/25/2036 (e)	159		104
1.13%, 11/16/2009 (e)	75	74
			Specialty Underwriting & Residential Finance
4.13%, 11/16/2009	75	76	1.08%, 2/25/2035 (e)	43		21
SLM Corp			0.54%, 3/25/2036 (e)	5		5
1.25%, 7/26/2010 (e)	75	68
			WAMU Asset-Backed Certificates
4.50%, 7/26/2010	5	5	0.48%, 5/25/2037 (e)	85		35

		223	Wells Fargo Home Equity Trust

Finance - Credit Card (0.19%)			0.81%, 4/25/2034 (e)	39		20
American Express Co			0.60%, 10/25/2035 (e)	102		81

7.25%, 5/20/2014	60	62				474

8.13%, 5/20/2019	15	15
			Home Equity - Sequential (0.09%)
Capital One Bank USA NA			Countrywide Asset-Backed Certificates
6.50%, 6/13/2013	24	24	5.39%, 4/25/2036	63		24

		101

See accompanying notes

116

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

	Principal					Principal
	Amount		Value			Amount	Value
	(000's)		(000's)			(000's)	(000's)

BONDS (continued)					BONDS (continued)
Home Equity - Sequential (continued)					Medical - Hospitals (continued)
Countrywide Asset-Backed Certificates					HCA Inc/DE
(continued)					9.25%, 11/15/2016	$ 60 $		59
5.51%, 8/25/2036	$ 58 $			22	8.50%, 4/15/2019 (f)	5		5

				46				84

Independent Power Producer (0.05%)					Medical - Outpatient & Home Medical Care (0.05%)
NRG Energy Inc					Select Medical Corp
7.25%, 2/ 1/2014		25		24	7.63%, 2/ 1/2015	30		24
8.50%, 6/15/2019		5		5

				29	Medical - Wholesale Drug Distribution (0.07%)

Investment Companies (0.10%)					AmerisourceBergen Corp
					5.63%, 9/15/2012	40		39
Xstrata Finance Canada Ltd
5.80%, 11/15/2016 (f)		5		5
					Medical Laboratory & Testing Service (0.07%)
Xstrata Finance Dubai Ltd					Quest Diagnostics Inc

1.27%, 11/13/2009 (e)(f)		50		49	6.40%, 7/ 1/2017	10		10

				54	Roche Holdings Inc

Life & Health Insurance (0.64%)					6.00%, 3/ 1/2019 (f)	25		27

Lincoln National Corp								37

5.65%, 8/27/2012		20		19
					Medical Products (0.03%)
7.00%, 5/17/2066 (e)		25		16	Angiotech Pharmaceuticals Inc
Pacific Life Insurance Co					4.42%, 12/ 1/2013 (e)	20		15
9.25%, 6/15/2039 (f)	200			194
Prudential Financial Inc					Money Center Banks (0.18%)
7.38%, 6/15/2019		85		84	Comerica Bank
StanCorp Financial Group Inc					5.75%, 11/21/2016	5		4

6.88%, 10/ 1/2012		25		22	Unicredit Luxembourg Finance SA

				335	6.00%, 10/31/2017 (f)	100		90

Medical - Drugs (0.33%)								94

Axcan Intermediate Holdings Inc					Mortgage Backed Securities (7.00%)
9.25%, 3/ 1/2015		15		15	Banc of America Commercial Mortgage Inc
Elan Finance PLC/Elan Finance Corp					4.97%, 7/10/2043	40		14
4.88%, 11/15/2011 (e)		5		4	5.33%, 9/10/2045	100		96
7.75%, 11/15/2011		15		14	5.49%, 2/10/2051	25		18
Merck & Co Inc/NJ					6.35%, 2/10/2051 (e)	50		39
5.85%, 6/30/2039		10		10
					Banc of America Funding Corp
Novartis Securities Investment Ltd					0.60%, 7/20/2036 (e)	190		36
5.13%, 2/10/2019		5		5
					Bear Stearns Commercial Mortgage Securities
Schering-Plough Corp					0.60%, 5/11/2039 (e)(f)	407		4
5.55%, 12/ 1/2013 (e)		35		38
					5.47%, 6/11/2041	130		118
Wyeth
5.50%, 3/15/2013 (e)		80		86	Bella Vista Mortgage Trust

					0.56%, 5/20/2045 (d)(e)	98		38
				172

					Citigroup/Deutsche Bank Commercial
Medical - HMO (0.05%)					Mortgage Trust
Health Net Inc					5.89%, 11/15/2044	50		40
6.38%, 6/ 1/2017		15		11	0.62%, 10/15/2048 (d)(e)	2,307		35
Humana Inc					0.51%, 12/11/2049 (e)	1,694		19
7.20%, 6/15/2018		15		14	5.21%, 12/11/2049	175		160

				25	Commercial Mortgage Pass Through Certificates

					4.05%, 10/15/2037	137		137
Medical - Hospitals (0.16%)
Community Health Systems Inc					0.10%, 12/10/2046 (e)(f)	1,447		9
8.88%, 7/15/2015		20		20	5.25%, 12/10/2046	50		46

See accompanying notes

117

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through			JP Morgan Chase Commercial Mortgage
Certificates (continued)			Securities Corp (continued)
6.01%, 12/10/2049 (e)	$ 25 $	20	5.63%, 6/12/2041 (e)	$ 75 $		40
6.01%, 12/10/2049 (e)	100	18	0.32%, 1/15/2042 (e)(f)	1,350		14
Countrywide Alternative Loan Trust			6.07%, 4/15/2045 (e)	25		21
2.65%, 7/20/2035 (e)	37	16	5.59%, 5/12/2045 (e)	55		28
Countrywide Asset-Backed Certificates			5.30%, 5/15/2047 (d)(e)	105		91
0.71%, 4/25/2036 (e)	200	1	6.01%, 6/15/2049 (e)	30		14
Credit Suisse Mortgage Capital Certificates			6.40%, 2/12/2051 (e)(f)	55		12
6.02%, 6/15/2038 (e)	60	44
			5.88%, 2/15/2051	230		172
0.77%, 9/15/2039 (f)	1,398	26
			JP Morgan Mortgage Trust
5.47%, 9/15/2039	130	91	5.97%, 6/25/2036 (e)	19		16
0.86%, 12/15/2039 (e)	1,699	37	5.68%, 4/25/2037 (e)	55		31
CS First Boston Mortgage Securities Corp			LB-UBS Commercial Mortgage Trust
1.27%, 3/15/2036 (e)(f)	362	3	4.44%, 12/15/2029 (e)	100		96
0.43%, 5/15/2036 (e)(f)	548	3	0.49%, 3/15/2036 (e)(f)	400		9
0.76%, 7/15/2036 (e)(f)	594	7	1.23%, 3/15/2036 (e)(f)	276		4
4.95%, 7/15/2037	120	42	0.70%, 8/15/2036 (e)(f)	400		4
0.42%, 11/15/2037 (e)(f)	1,281	17	5.48%, 2/15/2040	210		65
8.11%, 9/15/2041 (e)	30	30	5.86%, 7/15/2040 (e)	95		69
Fannie Mae			6.45%, 7/17/2040 (e)	60		10
6.80%, 3/25/2039	29	30
			5.87%, 9/15/2045 (e)	70		54
6.44%, 4/25/2039 (b)	19	19
			Merrill Lynch Mortgage Trust
6.50%, 2/25/2047	29	31	5.79%, 5/12/2039 (e)	85		82
First Union National Bank Commercial			0.63%, 2/12/2042 (e)	1,045		9
Mortgage Securities Inc
8.09%, 5/17/2032	45	45	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
Freddie Mac			5.94%, 6/12/2050 (e)	100		22
5.50%, 9/15/2031 (e)	100	104
			Morgan Stanley Capital I
GE Capital Commercial Mortgage Corp			0.57%, 6/12/2012 (e)	95		69
0.37%, 5/10/2014	2,736	21
			1.18%, 1/13/2041 (e)(f)	338		7
5.61%, 4/10/2017 (e)	135	57
			0.15%, 12/15/2043 (e)(f)	1,030		7
5.51%, 11/10/2045 (e)	60	19
			5.81%, 4/12/2049 (e)	70		51
Ginnie Mae
1.07%, 2/16/2047 (e)	538	25	5.81%, 4/12/2049 (e)	60		15
0.82%, 3/16/2047 (e)	480	24	Morgan Stanley REREMIC Trust
			5.81%, 8/12/2045 (b)(f)	220		189
Greenwich Capital Commercial Funding Corp
6.11%, 7/10/2038 (e)	70	36	Sequoia Mortgage Trust
			1.89%, 2/20/2034 (e)	64		35
0.51%, 3/10/2039 (d)(e)(f)	1,281	16
			Structured Asset Securities Corp
GS Mortgage Securities Corp II			5.50%, 6/25/2036 (e)	100		25
5.99%, 8/10/2045 (e)	95	72
			Wachovia Bank Commercial Mortgage Trust
Impac CMB Trust			0.38%, 11/15/2035 (f)	1,302		10
0.62%, 4/25/2035 (e)	18	6
			0.59%, 10/15/2041 (e)(f)	2,292		18
Impac Secured Assets CMN Owner Trust
0.59%, 3/25/2036 (e)	300	113	5.25%, 12/15/2043	65		57
Indymac Index Mortgage Loan Trust			5.48%, 12/15/2043	20		4
0.49%, 2/25/2037 (e)	160	55	5.60%, 12/15/2043	50		3
0.55%, 6/25/2037 (d)(e)	128	56	5.56%, 3/15/2045	25		21
JP Morgan Chase Commercial Mortgage			6.01%, 6/15/2045	140		110
Securities Corp			5.80%, 7/15/2045	100		51
5.29%, 9/12/2037 (e)	25	8	WAMU Commercial Mortgage Securities Trust
1.26%, 1/12/2039 (e)(f)	501	7	3.83%, 1/25/2035 (f)	20		19

See accompanying notes

118

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount		Value
	(000's)	(000's)		(000's)		(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Oil Company - Exploration & Production
WaMu Mortgage Pass Through Certificates			(continued)
4.68%, 5/25/2035 (e)	$ 40 $	31	Chesapeake Energy Corp
0.84%, 1/25/2045 (e)	75	10	7.63%, 7/15/2013	$ 20 $			19
0.69%, 11/25/2045 (d)(e)	72	57	7.25%, 12/15/2018		10		9
0.53%, 8/25/2046 (e)	225	92	Compton Petroleum Finance Corp
			7.63%, 12/ 1/2013		10		6
Washington Mutual Alternative Mortgage
Pass-Through Certificates			Denbury Resources Inc
0.59%, 6/25/2046 (e)	154	22	9.75%, 3/ 1/2016		15		15

		3,674	Devon Energy Corp

			6.30%, 1/15/2019		15		16
Multi-Line Insurance (0.19%)			OPTI Canada Inc
CNA Financial Corp			7.88%, 12/15/2014		5		3
6.00%, 8/15/2011	40	38	PetroHawk Energy Corp
Genworth Financial Inc			9.13%, 7/15/2013		20		20
6.15%, 11/15/2066 (e)	45	20	10.50%, 8/ 1/2014 (f)		5		5
ING Groep NV			Petroleum Development Corp
5.78%, 12/ 8/2035	30	18	12.00%, 2/15/2018		10		8
MetLife Inc			Pioneer Natural Resources Co
7.72%, 2/15/2019	7	7	6.65%, 3/15/2017		15		13
XL Capital Ltd			Plains Exploration & Production Co
6.50%, 12/31/2049 (e)	30	15	7.75%, 6/15/2015		5		5

		98	10.00%, 3/ 1/2016		10		10

Multimedia (0.02%)			Quicksilver Resources Inc
News America Inc			11.75%, 1/ 1/2016		5		5
7.85%, 3/ 1/2039 (f)	5	5	Swift Energy Co
Quebecor Media Inc			7.13%, 6/ 1/2017		25		18

7.75%, 3/15/2016	5	5					167

		10	Oil Company - Integrated (0.08%)

Music (0.05%)			Suncor Energy Inc
WMG Acquisition Corp			6.50%, 6/15/2038		45		42
7.38%, 4/15/2014	15	12
WMG Holdings Corp			Oil Refining & Marketing (0.04%)
0.00%, 12/15/2014 (a)(e)	20	16	Tesoro Corp

		28	6.63%, 11/ 1/2015		10		9

			Valero Energy Corp
Mutual Insurance (0.06%)			6.63%, 6/15/2037		15		13

Liberty Mutual Group Inc							22

7.00%, 3/15/2037 (e)(f)	35	20
10.75%, 6/15/2058 (e)(f)	15	11	Paper & Related Products (0.06%)

		31	Cascades Inc

			7.25%, 2/15/2013		5		4
Oil - Field Services (0.19%)			International Paper Co
Weatherford International Ltd			9.38%, 5/15/2019		25		26

9.63%, 3/ 1/2019	85	100					30

Oil & Gas Drilling (0.07%)			Pharmacy Services (0.05%)
Pride International Inc			Express Scripts Inc
7.38%, 7/15/2014	15	15	6.25%, 6/15/2014		20		21
8.50%, 6/15/2019	20	20	Omnicare Inc

		35	6.88%, 12/15/2015		5		5

							26

Oil Company - Exploration & Production (0.32%)
Anadarko Petroleum Corp
6.95%, 6/15/2019	15	15

See accompanying notes

119

Schedule of Investments
Balanced Account
June 30, 2009 (unaudited)

	Principal				Principal
	Amount		Value		Amount	Value
	(000's)		(000's)		(000's)	(000's)

BONDS (continued)				BONDS (continued)
Physician Practice Management (0.02%)				Regional Banks (continued)
US Oncology Inc				SunTrust Preferred Capital I
10.75%, 8/15/2014	$ 10 $		10	5.85%, 12/31/2049 (e)	$ 30 $		20

							152

Pipelines (0.30%)
Copano Energy LLC / Copano Energy Finance				REITS - Healthcare (0.04%)
Corp				Nationwide Health Properties Inc
8.13%, 3/ 1/2016		21	20	6.50%, 7/15/2011	15		15
7.75%, 6/ 1/2018		5	5	Ventas Realty LP / Ventas Capital Corp

DCP Midstream LLC				6.50%, 6/ 1/2016	5		4

9.75%, 3/15/2019 (f)		25	28				19

Energy Transfer Partners LP				REITS - Mortgage (0.12%)
9.00%, 4/15/2019		10	11	iStar Financial Inc
Kinder Morgan Energy Partners LP				8.00%, 3/15/2011 (f)	47		41
6.85%, 2/15/2020		15	15	5.85%, 3/15/2017	55		22

6.95%, 1/15/2038		10	10				63

Magellan Midstream Partners LP
6.55%, 7/15/2019		20	21	REITS - Office Property (0.09%)
MarkWest Energy Partners LP / MarkWest				Brandywine Operating Partnership LP
Energy Finance Corp				5.63%, 12/15/2010	27		26
8.75%, 4/15/2018		5	4	HRPT Properties Trust
Regency Energy Partners LP/Regency Energy				1.22%, 3/16/2011 (e)	25		22

Finance Corp							48

8.38%, 12/15/2013		33	32
TransCanada Pipelines Ltd				REITS - Regional Malls (0.03%)
6.20%, 10/15/2037		10	10	Simon Property Group LP
Transportadora de Gas del Sur SA				4.60%, 6/15/2010	15		15
7.88%, 5/14/2017 (f)		6	4

			160	REITS - Warehouse & Industrial (0.19%)

				ProLogis
Property & Casualty Insurance (0.08%)				0.91%, 8/24/2009 (e)	100		98
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)		30	24	Rental - Auto & Equipment (0.02%)
WR Berkley Corp				H&E Equipment Services Inc
6.25%, 2/15/2037		30	21	8.38%, 7/15/2016	10		8

			45	Hertz Corp/The

				8.88%, 1/ 1/2014	5		5

Publishing - Periodicals (0.02%)							13

Nielsen Finance LLC / Nielsen Finance Co
10.00%, 8/ 1/2014		5	5	Retail - Auto Parts (0.13%)
11.50%, 5/ 1/2016 (f)		5	5	AutoZone Inc

			10	5.75%, 1/15/2015 (c)(e)	70		70

Real Estate Operator & Developer (0.04%)				Retail - Discount (0.06%)
Regency Centers LP				Dollar General Corp
8.45%, 9/ 1/2010		20	20	11.88%, 7/15/2017	10		11
				Target Corp
Regional Banks (0.29%)				6.50%, 10/15/2037	10		10
BAC Capital Trust XIII				7.00%, 1/15/2038	8		8

1.03%, 3/15/2043 (e)		75	33				29

BAC Capital Trust XIV
5.63%, 3/15/2043 (e)		34	17	Retail - Drug Store (0.07%)
Capital One Financial Corp				CVS Pass-Through Trust
5.70%, 9/15/2011		30	30	8.35%, 7/10/2031 (f)	35		36
PNC Funding Corp
6.70%, 6/10/2019		50	52

See accompanying notes

120

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

	Principal					Principal
	Amount		Value			Amount	Value
	(000's)		(000's)			(000's)	(000's)

BONDS (continued)					BONDS (continued)
Retail - Restaurants (0.10%)					Steel - Producers (continued)
Darden Restaurants Inc					Steel Dynamics Inc
6.80%, 10/15/2037 (e)	$ 15 $			13	8.25%, 4/15/2016 (e)(f)	$ 15 $		14

Yum! Brands Inc								61

6.25%, 3/15/2018		40		41

					Supranational Bank (0.02%)
				54

					Corp Andina de Fomento
Rubber - Tires (0.04%)					8.13%, 6/ 4/2019	11		12
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011		15		15	Telecommunication Services (0.18%)
10.50%, 5/15/2016		5		5	Fairpoint Communications Inc

				20	13.13%, 4/ 1/2018	10		2

					MasTec Inc
Satellite Telecommunications (0.15%)					7.63%, 2/ 1/2017	10		9
DigitalGlobe Inc					Maxcom Telecomunicaciones SAB de CV
10.50%, 5/ 1/2014 (f)		15		15	11.00%, 12/15/2014	5		4
Intelsat Bermuda Ltd					Qwest Corp
11.25%, 2/ 4/2017 (e)(f)		20		18	7.88%, 9/ 1/2011	60		60
Intelsat Subsidiary Holding Co Ltd					Telcordia Technologies Inc
8.88%, 1/15/2015 (f)		25		24	4.88%, 7/15/2012 (d)(e)(f)	15		11
8.88%, 1/15/2015		10		10	West Corp
Telesat Canada/Telesat LLC					9.50%, 10/15/2014	10		9

11.00%, 11/ 1/2015 (f)		10		10				95

				77

					Telephone - Integrated (1.34%)
Sovereign (0.25%)					AT&T Inc
Brazilian Government International Bond					6.15%, 9/15/2034	55		52
8.88%, 10/14/2019		25		31	France Telecom SA
Colombia Government International Bond					4.38%, 7/ 8/2014 (c)	40		40
8.25%, 12/22/2014		10		11	5.38%, 7/ 8/2019 (c)	20		20
Mexico Government International Bond					Koninklijke KPN NV
8.13%, 12/30/2019		10		12	8.38%, 10/ 1/2030	15		17
Republic of Peru					Level 3 Financing Inc
7.13%, 3/30/2019		5		5	9.25%, 11/ 1/2014	25		21
Russian Foreign Bond - Eurobond					Sprint Nextel Corp
7.50%, 3/31/2030 (f)		38		38	1.00%, 6/28/2010 (e)	15		14
Turkey Government International Bond					Telecom Italia Capital SA
7.00%, 6/ 5/2020		10		10	1.51%, 2/ 1/2011 (e)	25		24
Venezuela Government International Bond					1.72%, 7/18/2011 (e)	45		43
8.50%, 10/ 8/2014		20		14	5.25%, 11/15/2013	110		108

13.63%, 8/15/2018		10		9	7.18%, 6/18/2019	95		96

				130	Telefonica Emisiones SAU

Special Purpose Entity (0.09%)					4.95%, 1/15/2015 (c)	55		56
AES Red Oak LLC					6.22%, 7/ 3/2017	10		11
8.54%, 11/30/2019		8		7	5.88%, 7/15/2019 (c)	45		47
Goldman Sachs Capital I					7.05%, 6/20/2036	30		33
6.35%, 2/15/2034		40		32	Verizon Communications Inc
Goldman Sachs Capital II					6.35%, 4/ 1/2019	100		104
5.79%, 12/29/2049 (e)		10		6	Windstream Corp

				45	8.63%, 8/ 1/2016	20		19

Steel - Producers (0.12%)								705

Ispat Inland ULC					Theaters (0.02%)
9.75%, 4/ 1/2014		45		47	AMC Entertainment Inc
					11.00%, 2/ 1/2016	5		5

See accompanying notes

121

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Theaters (continued)			OBLIGATIONS (continued)
Cinemark USA Inc			Federal Home Loan Mortgage Corporation
8.63%, 6/15/2019 (f)	$ 5 $	5	(FHLMC) (continued)

			4.50%, 6/ 1/2039	$ 375 $	374
		10	4.68%, 8/ 1/2035 (e)	25	26

Tobacco (0.47%)			4.80%, 8/ 1/2035 (e)	113	117
Altria Group Inc			6.49%, 7/ 1/2036 (e)	64	67
9.70%, 11/10/2018	105	120	5.69%, 6/ 1/2037 (e)	70	73

9.25%, 8/ 6/2019	45	51			2,837

Reynolds American Inc
7.25%, 6/ 1/2013	75	77	Federal National Mortgage Association (FNMA) (7.86%)

		248	5.00%, 7/ 1/2024 (g)	245	253

			4.00%, 7/ 1/2039 (g)	50	48
Transport - Rail (0.01%)			5.00%, 7/ 1/2039 (g)	910	926
CSX Corp
6.25%, 3/15/2018	5	5	5.50%, 7/ 1/2039 (g)	1,320	1,362
			6.00%, 5/ 1/2010	1	1
Wire & Cable Products (0.01%)			4.50%, 9/ 1/2010	61	62
Coleman Cable Inc			4.50%, 1/ 1/2020	33	35
9.88%, 10/ 1/2012	10	8	6.00%, 2/ 1/2025	108	114
			6.50%, 2/ 1/2032	31	34
Wireless Equipment (0.03%)			3.96%, 6/ 1/2034 (e)	21	21
Crown Castle International Corp			4.31%, 7/ 1/2034 (e)	12	12
9.00%, 1/15/2015	5	5	4.31%, 12/ 1/2034 (e)	32	34
Nokia OYJ
5.38%, 5/15/2019	10	10	4.59%, 3/ 1/2035 (e)	39	41

		15	5.50%, 7/ 1/2035	180	187
			5.70%, 2/ 1/2036 (e)	31	33

TOTAL BONDS	$ 14,476		6.50%, 4/ 1/2036	33	36

U.S. GOVERNMENT & GOVERNMENT AGENCY			6.50%, 8/ 1/2036	49	52
OBLIGATIONS (19.28%)			5.48%, 1/ 1/2037 (e)	39	40
Federal Home Loan Mortgage Corporation			6.00%, 1/ 1/2037	149	156
(FHLMC) (5.40%)
4.50%, 7/ 1/2024 (g)	125	127	6.50%, 1/ 1/2037	126	134
5.00%, 7/ 1/2024 (g)	115	119	5.71%, 4/ 1/2037 (e)	88	93
5.00%, 7/ 1/2039 (g)	165	168	6.00%, 4/ 1/2037	182	191
5.50%, 7/ 1/2039 (g)	430	444	5.74%, 5/ 1/2037 (e)	72	75
6.50%, 6/ 1/2017	50	53	6.50%, 7/ 1/2037	18	19
5.50%, 12/ 1/2022	63	65	6.50%, 7/ 1/2037	19	20
7.00%, 12/ 1/2027	34	37	6.50%, 2/ 1/2038	22	24
6.00%, 1/ 1/2029	43	46	6.00%, 3/ 1/2038	43	45
7.50%, 8/ 1/2030	3	4	5.00%, 4/ 1/2039	80	81

8.00%, 12/ 1/2030	46	50			4,129

7.50%, 1/ 1/2031	10	10	Government National Mortgage Association
6.50%, 5/ 1/2031	11	12	(GNMA) (1.05%)
6.50%, 6/ 1/2031	37	39	5.50%, 7/ 1/2039 (g)	180	186
6.50%, 11/ 1/2031	14	15	6.00%, 1/15/2029	83	88
5.00%, 12/ 1/2033	344	352	7.00%, 5/15/2031	16	18
6.50%, 10/ 1/2035	64	68	6.00%, 6/15/2032	13	13
6.00%, 10/ 1/2036 (e)	74	77	5.00%, 2/15/2039	174	178
6.00%, 8/ 1/2037	163	170	6.00%, 9/20/2026	40	41
6.00%, 8/ 1/2037	158	165	7.00%, 2/20/2032	24	26

6.00%, 1/ 1/2038 (e)	30	32			550

6.00%, 7/ 1/2038	121	127

See accompanying notes

122

Schedule of Investments Balanced Account June 30, 2009 (unaudited)

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b)	Market value is determined in accordance with procedures established in
	(000's)	(000's)	good faith by the Board of Directors. At the end of the period, the value

			of these securities totaled $347 or 0.66% of net assets.
U.S. GOVERNMENT & GOVERNMENT AGENCY			(c) Security purchased on a when-issued basis.
OBLIGATIONS (continued)			(d) Security is Illiquid
U.S. Treasury (4.97%)
1.88%, 4/30/2014	$ 15 $	15	(e) Variable Rate. Rate shown is in effect at June 30, 2009.
			(f)	Security exempt from registration under Rule 144A of the Securities Act
2.25%, 5/31/2014	1,000	987	of 1933. These securities may be resold in transactions exempt from
2.63%, 2/29/2016	350	340	registration, normally to qualified institutional buyers. Unless otherwise
4.00%, 8/15/2018	80	83	indicated, these securities are not considered illiquid. At the end of the
2.75%, 2/15/2019	15	14	period, the value of these securities totaled $2,134 or 4.06% of net
			assets.
3.13%, 5/15/2019	320	309	(g)	Security was purchased in a "to-be-announced" ("TBA") transaction.
8.13%, 8/15/2019	175	240	See Notes to Financial Statements.
6.00%, 2/15/2026	305	368	(h) Rate shown is the discount rate.
6.25%, 5/15/2030	150	190
4.50%, 5/15/2038	5	5	Unrealized Appreciation (Depreciation)
3.50%, 2/15/2039	70	60	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the account as of the period end were as follows:
		2,611

TOTAL U.S. GOVERNMENT & GOVERNMENT			Unrealized Appreciation	$ 3,108
AGENCY OBLIGATIONS		$ 10,127	Unrealized Depreciation	(10,018)

SHORT TERM INVESTMENTS (0.49%)			Net Unrealized Appreciation (Depreciation)	(6,910)
Commercial Paper (0.49%)			Cost for federal income tax purposes	63,324
Investment in Joint Trading Account; Federal			All dollar amounts are shown in thousands (000's)
Home Loan Bank Discount Notes
0.01%, 7/ 1/2009 (h)	$ 256 $	256	Portfolio Summary (unaudited)

TOTAL SHORT TERM INVESTMENTS		$ 256	Sector	Percent

REPURCHASE AGREEMENTS (1.15%)			Mortgage Securities	21.80%
			Financial	16.22%
Diversified Banking Institutions (1.15%)			Consumer, Non-cyclical	15.24%
Investment in Joint Trading Account; Bank			Communications	9.86%
of America Repurchase Agreement; 0.05%			Energy	8.07%
dated 06/30/09 maturing 07/01/09			Industrial	7.53%
(collateralized by Sovereign Agency			Technology	6.89%
Issues; $280,000; 0.00% - 6.25%; dated			Consumer, Cyclical	6.64%
07/10/09 - 02/16/17)	$ 275 $	275	Government	5.24%
Investment in Joint Trading Account; Credit			Asset Backed Securities	3.74%
Suisse Repurchase Agreement; 0.02%			Utilities	3.33%
dated 06/30/09 maturing 07/01/09			Basic Materials	2.67%
(collateralized by US Treasury Note;			Exchange Traded Funds	0.15%
$112,000; 0.88%; dated 03/31/11)	110	110	Diversified	0.05%
			Liabilities in Excess of Other Assets, Net	(7.43%)

Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.08% dated 06/30/09 maturing 07/01/09			Other Assets Summary (unaudited)

(collateralized by Sovereign Agency
Issues; $112,000; 3.12% - 4.63%; dated			Asset Type	Percent

12/06/10 - 10/10/12)	110	110	Futures	0.71%
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $112,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	110	110

		605

TOTAL REPURCHASE AGREEMENTS		$ 605

Total Investments		$ 56,414
Liabilities in Excess of Other Assets, Net - (7.43)%		(3,904)

TOTAL NET ASSETS - 100.00%		$ 52,510

See accompanying notes

123

	Schedule of Investments
	Balanced Account
	June 30, 2009 (unaudited)

	Futures Contracts

				Current		Unrealized
			Original	Market		Appreciation/
Type	Buy/Sell	Contracts	Value	Value		(Depreciation)

Russell 2000 Mini; September 2009	Buy	1	$ 50	$ 51		$ 1
S&P 500 eMini; September 2009	Buy	7	328		320	(8)
All dollar amounts are shown in thousands (000's)

See accompanying notes

124

     Schedule of Investments Bond & Mortgage Securities Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Investment Management & Advisory Services
Dynegy Inc (a)	71 $	-	(continued)

			Deutsche Bank Contingent Capital Trust II	13,000 $		234

TOTAL COMMON STOCKS	$ -

						316

PREFERRED STOCKS (3.22%)
Cable/Satellite TV (0.11%)			Life & Health Insurance (0.15%)
Comcast Corp 6.63%	8,200	177	Delphi Financial Group Inc 7.38%	3,400		51
Comcast Corp 7.00%; Series B	8,437	193	Delphi Financial Group Inc 8.00%	4,100		75

		370	Lincoln National Corp 6.75%	2,900		52

			PLC Capital Trust IV	2,100		41
Commercial Banks (0.18%)			PLC Capital Trust V	6,400		105
ASBC Capital I	7,400	142	Protective Life Corp	6,800		129
Barclays Bank PLC 7.10%	6,150	113	Torchmark Capital Trust III	1,100		23

BB&T Capital Trust V	6,600	168				476

M&T Capital Trust IV	4,200	104
National Bank of Greece SA	2,100	45	Money Center Banks (0.12%)

		572	National Westminster Bank Plc	4,650		61

			Santander Finance Preferred SA Unipersonal
Diversified Banking Institutions (0.04%)			6.50%	11,100		200
Royal Bank of Scotland Group PLC 6.35%;			Santander Finance Preferred SA Unipersonal
Series N	1,950	21	6.80%	5,100		98
Royal Bank of Scotland Group PLC 6.60%;			UBS Preferred Funding Trust IV	2,400		29

Series S	8,100	90				388

Royal Bank of Scotland Group PLC 6.75%;
Series Q	1,900	22	Multi-Line Insurance (0.25%)

		133	Aegon NV 6.375%	11,700		169

			Allianz SE	9,700		218
Diversified Financial Services (0.07%)			ING Groep NV 6.38%	4,300		66
Citigroup Capital X	15,300	215
			ING Groep NV 7.05%	8,500		140
Harris Preferred Capital Corp	1,000	21

			ING Groep NV 7.38%	3,400		60
		236

			ING Groep NV 8.50%	8,900		173

Electric - Integrated (0.44%)						826

Alabama Power Co - Series 2007B	7,500	185
			Multimedia (0.03%)
Entergy Texas Inc (a)	5,500	139
			Viacom Inc	4,700		98
FPL Group Capital Inc 7.45%	13,300	346
Georgia Power Co 5.90%	12,600	313	Property & Casualty Insurance (0.16%)
PPL Capital Funding Inc	8,000	194	Arch Capital Group Ltd 7.88%	3,900		80
Xcel Energy Inc 7.60%	9,300	236	Berkley W R Capital Trust	14,800		331

		1,413	Markel Corp	4,500		108

Fiduciary Banks (0.08%)						519

BNY Capital V	11,400	256	Regional Banks (0.54%)
			BAC Capital Trust II	800		15
Finance - Consumer Loans (0.04%)			Bank One Capital VI	4,900		113
HSBC Finance Corp 6.88%	6,600	141
			Fleet Capital Trust VIII	11,800		215
Finance - Investment Banker & Broker (0.13%)			KeyCorp Capital IX	8,200		139
JP Morgan Chase Capital XXVI	9,400	236	PNC Capital Trust D	16,400		329
Morgan Stanley Capital Trust IV	3,300	63	SunTrust Capital IX	4,600		98
Morgan Stanley Capital Trust V	7,000	126	USB Capital VI	13,900		276

		425	USB Capital XII	3,800		80

			Wachovia Capital Trust IV	2,500		47
Investment Management & Advisory Services (0.10%)			Wachovia Capital Trust IX	13,000		246
Ameriprise Financial Inc (a)	3,800	82	Wells Fargo Capital VII	6,000		117

See accompanying notes

125

     Schedule of Investments Bond & Mortgage Securities Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Regional Banks (continued)			Special Purpose Entity (continued)
Wells Fargo Capital XIV	2,500 $	63	SATURNS 2004-2 5.75%; Series GS	400 $	7

		1,738			623

Reinsurance (0.08%)			Telephone - Integrated (0.08%)
Everest Re Capital Trust II	3,000	60	AT&T Inc	6,500	166
PartnerRe Ltd 6.75%	2,600	53	Telephone & Data Systems Inc 6.63%	4,600	85

RenaissanceRe Holdings Ltd - Series C	2,500	45			251

RenaissanceRe Holdings Ltd - Series D	4,900	95	Television (0.03%)

		253	CBS Corp 6.75%	5,200	89

REITS - Apartments (0.03%)			TOTAL PREFERRED STOCKS	$ 10,402

BRE Properties Inc - Series C	4,900	89		Principal
				Amount	Value
REITS - Diversified (0.12%)				(000's)	(000's)

Duke Realty Corp 6.60%	15,000	200
			BONDS (67.70%)
PS Business Parks Inc - Series H	5,800	107
			Advertising Agencies (0.04%)
PS Business Parks Inc - Series I	2,000	36
			Interpublic Group of Cos Inc
Vornado Realty Trust - Series I	3,500	65	6.25%, 11/15/2014	$ 165	144

		408

REITS - Office Property (0.03%)			Aerospace & Defense Equipment (0.09%)
HRPT Properties Trust - Series B	5,400	97	GenCorp Inc
			9.50%, 8/15/2013	398	295
REITS - Shopping Centers (0.11%)
Kimco Realty Corp 7.75%	12,200	252	Airlines (0.61%)
			American Airlines Pass Through Trust 2001-02
Weingarten Realty Investors 6.50%	6,000	94	7.86%, 10/ 1/2011 (c)	180	169

		346	American Airlines Pass Through Trust 2009-1A

REITS - Single Tenant (0.07%)			10.38%, 7/ 2/2019 (c)(d)	845	845
Realty Income Corp - Series D	10,500	221	Delta Air Lines Inc
			7.11%, 9/18/2011 (b)(c)	250	235
REITS - Storage (0.01%)			7.92%, 5/18/2012 (c)	300	276
Public Storage Inc 7.00%; Series N	1,200	25	6.72%, 1/ 2/2023 (c)	371	295
			Southwest Airlines Co 2007-1 Pass Through
REITS - Warehouse & Industrial (0.03%)			Trust
AMB Property Corp - Series P	3,945	73	6.15%, 8/ 1/2022 (c)	152	141

First Industrial Realty Trust Inc - Series J	1,800	20			1,961

		93	Apparel Manufacturers (0.02%)

Special Purpose Entity (0.19%)			Rafaella Apparel Group Inc
Corporate-Backed Trust Certificates - Series			11.25%, 6/15/2011	268	51
BMY	2,800	65
CORTS Trust II for Bellsouth			Asset Backed Securities (3.02%)
Telecommunications (b)	1,900	42	Ameriquest Mortgage Securities Inc
Deutsche Bank Capital Funding Trust VIII	2,832	52	0.61%, 3/25/2035 (e)	72	56
Deutsche Bank Capital Funding Trust X	3,400	65	0.54%, 7/25/2035 (e)	22	22
Merrill Lynch Capital Trust I	6,200	101	Chase Funding Mortgage Loan Asset-Backed
			Certificates
Merrill Lynch Capital Trust II	2,500	40	1.06%, 9/25/2033 (e)	268	72
PreferredPlus TR-CCR1 5.75%; Series GSG2	1,200	22	Countrywide Asset-Backed Certificates
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,800	32	0.83%, 6/25/2035 (e)	720	529
PreferredPlus TR-CCR1 6.00%; Series GSC4	3,900	68	0.56%, 3/25/2036 (b)(e)	995	519
PreferredPlus TR-CCR1 6.00%; Series GSG1	5,200	97	0.48%, 6/25/2037 (e)	1,425	247
SATURNS 2004-06 6.00%; Series GS	1,800	32	0.44%, 11/25/2037 (e)	985	513

See accompanying notes

126

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
Countrywide Home Equity Loan Trust			Ford Credit Auto Owner Trust
0.55%, 12/15/2035 (e)	$ 630 $	243	5.30%, 6/15/2012	$ 600 $	581
0.52%, 5/15/2036 (e)	585	98	5.60%, 10/15/2012	240	213
First Horizon Asset Back Trust			5.69%, 11/15/2012 (e)	180	169
0.47%, 10/25/2034 (e)	576	140	Hyundai Auto Receivables Trust
First-Citizens Home Equity Loan LLC			0.72%, 1/17/2012 (e)	234	233
0.53%, 9/15/2022 (e)(f)	261	147	WFS Financial Owner Trust
GMAC Mortgage Corp Loan Trust			4.50%, 5/17/2013	410	410

0.49%, 8/25/2035 (e)	771	211			2,879

0.52%, 11/25/2036 (e)	1,455	444
			Beverages - Non-Alcoholic (0.15%)
Great America Leasing Receivables
5.39%, 9/15/2011 (f)	255	260	Coca-Cola Enterprises Inc
			4.25%, 3/ 1/2015	130	132
JP Morgan Mortgage Acquisition Corp
0.48%, 4/25/2036 (e)	1,501	960	Dr Pepper Snapple Group Inc
			6.82%, 5/ 1/2018	320	338

5.45%, 11/25/2036	1,225	1,040
					470

0.39%, 3/25/2037 (e)	348	276
0.46%, 3/25/2037 (e)	720	259	Beverages - Wine & Spirits (0.05%)
Lehman XS Trust			Constellation Brands Inc
0.51%, 9/25/2035 (e)	346	335	8.38%, 12/15/2014	160	160
Long Beach Mortgage Loan Trust
0.84%, 6/25/2034 (e)	170	87	Brewery (1.78%)
0.46%, 7/25/2036 (e)	1,245	338	Anheuser-Busch InBev Worldwide Inc
0.42%, 10/25/2036 (b)(e)	2,300	571	5.38%, 11/15/2014 (f)	2,505	2,527
0.48%, 12/25/2036 (e)	1,600	357	7.75%, 1/15/2019 (f)	410	449
Marriott Vacation Club Owner Trust			6.88%, 11/15/2019 (f)	2,685	2,784

5.52%, 5/20/2029 (e)(f)	242	192			5,760

MSDWCC Heloc Trust			Broadcasting Services & Programming (0.03%)
0.50%, 7/25/2017 (e)	159	67	Grupo Televisa SA
SACO I Inc			6.63%, 3/18/2025	100	91
0.45%, 6/25/2036 (b)(e)	603	261
Swift Master Auto Receivables Trust			Building & Construction - Miscellaneous (0.05%)
0.42%, 6/15/2012 (e)	600	561	Dycom Investments Inc
Washington Mutual Asset-Backed Certificates			8.13%, 10/15/2015	200	168
0.49%, 4/25/2036 (e)	1,400	928

		9,733	Building Products - Cement & Aggregate (0.30%)

			CRH America Inc
Auto/Truck Parts & Equipment - Original (0.12%)			6.40%, 10/15/2033	180	135
Stanadyne Corp			Martin Marietta Materials Inc
10.00%, 8/15/2014	100	78	1.19%, 4/30/2010 (e)	855	842

Tenneco Inc					977

10.25%, 7/15/2013	217	205
8.13%, 11/15/2015	125	99	Building Products - Wood (0.09%)

		382	Masco Corp

			0.94%, 3/12/2010 (e)	300	289
Automobile Sequential (0.89%)
AmeriCredit Automobile Receivables Trust			Cable/Satellite TV (2.26%)
0.34%, 4/ 6/2012 (e)	192	188	Charter Communications Operating LLC /
Capital Auto Receivables Asset Trust			Charter Communications Operating Capital
0.69%, 6/15/2010 (e)	19	19	10.00%, 4/30/2012 (f)	160	154
5.52%, 3/15/2011 (e)	670	530	10.38%, 4/30/2014 (e)(f)	15	14
Capital One Auto Finance Trust			Comcast Corp
0.33%, 7/15/2011 (e)	138	137	5.70%, 7/ 1/2019	1,745	1,729
0.36%, 10/15/2012 (e)	411	399	6.55%, 7/ 1/2039	1,835	1,832

See accompanying notes

127

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable/Satellite TV (continued)			Cellular Telecommunications (continued)
COX Communications Inc			iPCS Inc
6.75%, 3/15/2011	$ 395 $	417	3.15%, 5/ 1/2013 (e)	$ 85 $	67
5.50%, 10/ 1/2015	275	266	MetroPCS Wireless Inc
8.38%, 3/ 1/2039 (f)	735	820	9.25%, 11/ 1/2014	100	99
CSC Holdings Inc/United States			Nextel Communications Inc
8.50%, 4/15/2014 (f)	40	40	7.38%, 8/ 1/2015	560	447
DirecTV Holdings LLC/DirecTV Financing Co			Rogers Wireless Inc
8.38%, 3/15/2013	115	115	6.38%, 3/ 1/2014	430	461
7.63%, 5/15/2016	235	229	VIP Finance Ireland Ltd for OJSC Vimpel
DISH DBS Corp			Communications
6.63%, 10/ 1/2014	260	240	9.13%, 4/30/2018 (f)	200	169
7.75%, 5/31/2015	285	271	Vodafone Group PLC
			0.97%, 6/15/2011 (e)	415	405
Kabel Deutschland GmbH
10.63%, 7/ 1/2014	285	294	0.94%, 2/27/2012 (e)	800	765
Rainbow National Services LLC			5.45%, 6/10/2019	2,050	2,016

10.38%, 9/ 1/2014 (f)	140	145			5,426

Time Warner Cable Inc			Chemicals - Diversified (0.59%)
6.75%, 6/15/2039	475	462	Dow Chemical Co/The
UPC Holding BV			8.55%, 5/15/2019	1,045	1,047
9.88%, 4/15/2018 (f)	275	262	Huntsman LLC

		7,290	11.50%, 7/15/2012	700	709

Casino Hotels (0.32%)			Phibro Animal Health Corp
Ameristar Casinos Inc			10.00%, 8/ 1/2013 (f)	100	88
9.25%, 6/ 1/2014 (f)	60	61	Reichhold Industries Inc
Harrah's Operating Co Inc			9.00%, 8/15/2014 (f)	175	61

10.00%, 12/15/2018 (f)	42	24			1,905

10.00%, 12/15/2018 (f)	502	289	Chemicals - Specialty (0.04%)
Harrahs Operating Escrow LLC/Harrahs			Nalco Co
Escrow Corp			7.75%, 11/15/2011	25	25
11.25%, 6/ 1/2017 (f)	15	14	NewMarket Corp
MGM Mirage			7.13%, 12/15/2016	125	112

8.50%, 9/15/2010	325	295			137

13.00%, 11/15/2013 (f)	80	88
Wynn Las Vegas LLC / Wynn Las Vegas			Commercial Banks (1.92%)
Capital Corp			American Express Bank FSB
6.63%, 12/ 1/2014	293	252	5.50%, 4/16/2013	550	540

		1,023	Barclays Bank PLC

			6.75%, 5/22/2019	775	769
Casino Services (0.26%)			BOI Capital Funding No 2 LP
Choctaw Resort Development Enterprise			5.57%, 8/29/2049 (e)(f)	70	26
7.25%, 11/15/2019 (f)	332	189	CBA Capital Trust II
International Game Technology			6.02%, 3/15/2036 (f)	350	233
7.50%, 6/15/2019	530	535	Credit Suisse/New York NY
Scientific Games International Inc			3.45%, 7/ 2/2012	250	250
9.25%, 6/15/2019 (f)	70	70	HSBC Americas Capital Trust I
Snoqualmie Entertainment Authority			7.81%, 12/15/2026 (f)	850	770
9.13%, 2/ 1/2015 (f)	100	52	KeyBank NA

		846	1.17%, 11/ 3/2009 (e)	1,000	991

Cellular Telecommunications (1.68%)			M&I Marshall & Ilsley Bank
Alltel Corp			0.92%, 12/ 4/2012 (e)	1,100	765
7.00%, 7/ 1/2012	695	751	Nordea Bank Sweden AB
Cricket Communications Inc			8.95%, 11/29/2049 (f)	250	162
9.38%, 11/ 1/2014	250	246

See accompanying notes

128

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (continued)			Credit Card Asset Backed Securities
Rabobank Nederland NV			(continued)
11.00%, 12/29/2049 (e)(f)	$ 356 $	396	Bank One Issuance Trust
RSHB Capital SA for OJSC Russian			0.64%, 3/15/2012 (e)	$ 1,000 $	999
Agricultural Bank			Cabela's Master Credit Card Trust
9.00%, 6/11/2014 (f)	100	101	4.31%, 12/16/2013 (f)	540	547
Standard Chartered PLC			Discover Card Master Trust
5.50%, 11/18/2014 (f)	100	102	5.65%, 3/16/2020	462	463

Svenska Handelsbanken AB					2,854

4.88%, 6/10/2014 (f)	700	693	Data Processing & Management (0.03%)
VTB Capital SA			First Data Corp
6.88%, 5/29/2018 (f)	100	90	9.88%, 9/24/2015	150	106
Woori Bank
6.21%, 5/ 2/2037 (e)(f)	445	323	Distribution & Wholesale (0.04%)

		6,211	Wesco Distribution Inc

Commercial Services (0.04%)			7.50%, 10/15/2017	175	130
Iron Mountain Inc
8.00%, 6/15/2020	145	135	Diversified Banking Institutions (3.30%)
			Bank of America Corp
Computer Services (0.07%)			5.38%, 9/11/2012	300	301
Sungard Data Systems Inc			7.38%, 5/15/2014	2,290	2,366
10.25%, 8/15/2015	260	240	5.42%, 3/15/2017	235	195
			Citigroup Inc
Computers (0.22%)			6.50%, 8/19/2013	625	607
Dell Inc			5.00%, 9/15/2014	1,200	1,006
3.38%, 6/15/2012	255	259	8.50%, 5/22/2019	1,710	1,740
5.88%, 6/15/2019	230	235	GMAC LLC
Hewlett-Packard Co			7.75%, 1/19/2010 (f)	125	122
2.95%, 8/15/2012	225	227	6.88%, 9/15/2011 (f)	177	155

		721	6.00%, 12/15/2011 (f)	136	116

Computers - Memory Devices (0.09%)			6.63%, 5/15/2012 (f)	104	87
Seagate Technology HDD Holdings			Goldman Sachs Group Inc/The
6.80%, 10/ 1/2016	210	180	1.19%, 2/ 6/2012 (e)	500	477
Seagate Technology International			5.63%, 1/15/2017	580	551
10.00%, 5/ 1/2014 (f)	95	98	6.25%, 9/ 1/2017	275	272

		278	6.75%, 10/ 1/2037	258	229

Consumer Products - Miscellaneous (0.04%)			JP Morgan Chase & Co
Blyth Inc			5.25%, 5/ 1/2015	1,000	962
5.50%, 11/ 1/2013	150	116	Morgan Stanley
			5.55%, 4/27/2017	400	372
Containers - Metal & Glass (0.03%)			7.30%, 5/13/2019	850	881
Impress Holdings BV			Royal Bank of Scotland Group PLC
4.26%, 9/15/2013 (e)(f)	110	96	5.05%, 1/ 8/2015	200	157
			4.70%, 7/ 3/2018	77	51

Containers - Paper & Plastic (0.04%)					10,647

Intertape Polymer US Inc
8.50%, 8/ 1/2014	100	44	Diversified Financial Services (0.39%)
			Capmark Financial Group Inc
Norampac Industries Inc			3.61%, 5/10/2010 (e)	650	265
6.75%, 6/ 1/2013	110	94

			General Electric Capital Corp

		138	6.38%, 11/15/2067 (e)	955	637

Credit Card Asset Backed Securities (0.88%)			TNK-BP Finance SA
BA Credit Card Trust			7.50%, 3/13/2013 (f)	125	115
0.92%, 3/15/2012 (e)	850	845

See accompanying notes

129

     Schedule of Investments Bond & Mortgage Securities Account

June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Financial Services (continued)			Electric - Integrated (1.34%)
TNK-BP Finance SA (continued)			Baltimore Gas & Electric Co
6.63%, 3/20/2017 (f)	$ 300 $	237	5.90%, 10/ 1/2016	$ 255 $	255

		1,254	CMS Energy Corp

			8.75%, 6/15/2019	140	142
Diversified Manufacturing Operations (0.08%)
			Commonwealth Edison Co
Tyco International Finance SA			5.80%, 3/15/2018	65	66
8.50%, 1/15/2019	240	266
			Dominion Resources Inc/VA
Diversified Minerals (0.99%)			8.88%, 1/15/2019	375	447
Anglo American Capital PLC			Duke Energy Carolinas LLC
9.38%, 4/ 8/2014 (f)	290	315	6.10%, 6/ 1/2037	90	94
Rio Tinto Finance USA Ltd			E.ON International Finance BV
8.95%, 5/ 1/2014	215	239	6.65%, 4/30/2038 (f)	275	297
6.50%, 7/15/2018	285	285	EDF SA
			6.50%, 1/26/2019 (f)	210	230
9.00%, 5/ 1/2019	285	317	Jersey Central Power & Light Co
Teck Cominco Ltd			7.35%, 2/ 1/2019	425	467
7.00%, 9/15/2012	50	49	Mirant Americas Generation LLC
Teck Resources Ltd			8.30%, 5/ 1/2011	155	155
9.75%, 5/15/2014 (f)	300	311	Oncor Electric Delivery Co
10.25%, 5/15/2016 (f)	700	733	6.38%, 5/ 1/2012	375	396
10.75%, 5/15/2019 (f)	815	876	5.95%, 9/ 1/2013	795	827
Vale Overseas Ltd			Potomac Electric Power Co
6.25%, 1/23/2017	55	56	7.90%, 12/15/2038	200	247

		3,181	Texas Competitive Electric Holdings Co LLC

Diversified Operations (0.08%)			10.25%, 11/ 1/2015 (e)	820	510
Susser Holdings LLC / Susser Finance Corp			Virginia Electric & Power Co
10.63%, 12/15/2013	260	261	6.00%, 5/15/2037	200	207

					4,340

Diversified Operations & Commercial Services (0.03%)			Electronic Components - Miscellaneous (0.13%)
Aramark Corp			Communications & Power Industries Inc
8.50%, 2/ 1/2015	100	97	8.00%, 2/ 1/2012	225	217
Electric - Generation (0.61%)			NXP BV/NXP Funding LLC
			3.88%, 10/15/2013 (e)	175	70
AES Corp/The
9.75%, 4/15/2016 (f)	335	339	9.50%, 10/15/2015	375	133

CE Casecnan Water & Energy					420

11.95%, 11/15/2010	21	21	Electronics - Military (0.02%)
CE Generation LLC			L-3 Communications Corp
7.42%, 12/15/2018	145	135	7.63%, 6/15/2012	55	55
Edison Mission Energy
7.20%, 5/15/2019	275	205	Finance - Auto Loans (0.14%)
Elwood Energy LLC			Ford Motor Credit Co LLC
8.16%, 7/ 5/2026	412	343	7.38%, 10/28/2009	155	154
Indiantown Cogeneration LP			2.70%, 1/15/2010 (e)	190	181
9.26%, 12/15/2010	339	332	7.88%, 6/15/2010	110	104

Korea East-West Power Co Ltd					439

4.88%, 4/21/2011 (f)	105	105
Midwest Generation LLC			Finance - Commercial (0.57%)
8.56%, 1/ 2/2016	92	90	CIT Group Inc
Reliant Energy Mid-Atlantic Power Holdings			4.25%, 2/ 1/2010	140	126
LLC			0.76%, 3/12/2010 (e)	165	141
9.24%, 7/ 2/2017	408	392	1.32%, 4/27/2011 (e)	900	637

		1,962	5.00%, 2/13/2014	85	50

See accompanying notes

130

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Commercial (continued)			Food - Retail (0.19%)
Textron Financial Corp			Delhaize America Inc
0.79%, 2/25/2011 (e)	$ 1,000 $	887	9.00%, 4/15/2031	$ 320 $	388

		1,841	Ingles Markets Inc

			8.88%, 5/15/2017 (f)	230	227

Finance - Consumer Loans (0.77%)
					615

HSBC Finance Capital Trust IX
5.91%, 11/30/2035	160	85	Gambling (Non-Hotel) (0.04%)
HSBC Finance Corp			Pinnacle Entertainment Inc
1.13%, 11/16/2009 (e)	925	918	7.50%, 6/15/2015	170	145
4.13%, 11/16/2009	475	478
John Deere Capital Corp			Gas - Distribution (0.09%)
1.41%, 10/16/2009 (e)	260	260	Sempra Energy
SLM Corp			6.15%, 6/15/2018	275	276
1.25%, 7/26/2010 (e)	650	590
4.50%, 7/26/2010	175	165	Home Equity - Other (1.47%)

		2,496	American Home Mortgage Investment Trust

			0.50%, 11/25/2030 (b)(e)	603	233
Finance - Credit Card (0.51%)			Bear Stearns Asset Backed Securities Trust
American Express Co			0.91%, 3/25/2034 (e)	460	251
7.25%, 5/20/2014	665	688	0.47%, 8/25/2036 (e)	1,530	508
7.00%, 3/19/2018	350	340	Countrywide Asset-Backed Certificates
8.13%, 5/20/2019	205	213	6.09%, 6/25/2021 (e)	602	174
6.80%, 9/ 1/2066 (e)	250	180	First NLC Trust
Capital One Bank USA NA			0.61%, 9/25/2035 (e)	516	478
6.50%, 6/13/2013	220	217	GMAC Mortgage Corp Loan Trust

		1,638	5.75%, 10/25/2036	850	527

			5.81%, 10/25/2036	325	107
Finance - Investment Banker & Broker (1.06%)
			GSAA Trust
Charles Schwab Corp/The			0.45%, 4/25/2047 (b)(e)	1,497	206
4.95%, 6/ 1/2014	400	407
			New Century Home Equity Loan Trust
Credit Suisse USA Inc			0.60%, 3/25/2035 (b)(e)	25	11
1.37%, 1/15/2010 (e)	550	549
			Option One Mortgage Loan Trust
Jefferies Group Inc			1.36%, 5/25/2034 (e)	396	234
6.45%, 6/ 8/2027	860	633
			0.76%, 3/25/2037 (b)(e)	825	17
Merrill Lynch & Co Inc
1.24%, 2/ 5/2010 (e)	400	395	Residential Asset Securities Corp
			0.46%, 9/25/2036 (e)	750	380
1.23%, 11/ 1/2011 (e)	875	802
			Saxon Asset Securities Trust
0.87%, 6/ 5/2012 (e)	400	356	2.01%, 3/25/2035 (e)	261	75
7.75%, 5/14/2038	180	167	Soundview Home Equity Loan Trust
UBS Preferred Funding Trust V			0.40%, 7/25/2036 (e)	92	91
6.24%, 5/29/2049	175	103	Specialty Underwriting & Residential Finance

		3,412	1.08%, 2/25/2035 (e)	247	122

Finance - Leasing Company (0.16%)			0.54%, 3/25/2036 (e)	27	26
International Lease Finance Corp			WAMU Asset-Backed Certificates
1.53%, 1/15/2010 (e)	550	511	0.48%, 5/25/2037 (e)	795	330
			0.48%, 7/25/2047 (e)	2,000	465
Finance - Other Services (0.09%)			Wells Fargo Home Equity Trust
American Real Estate Partners LP/Finance Corp			0.60%, 10/25/2035 (e)	662	524

7.13%, 2/15/2013	160	144			4,759

Icahn Enterprises LP / Icahn Enterprises
Finance Corp			Home Equity - Sequential (0.14%)
8.13%, 6/ 1/2012	175	161	Countrywide Asset-Backed Certificates

		305	5.39%, 4/25/2036	633	238

See accompanying notes

131

     Schedule of Investments Bond & Mortgage Securities Account

June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Sequential (continued)			Medical - Drugs (continued)
Countrywide Asset-Backed Certificates			Novartis Securities Investment Ltd
(continued)			5.13%, 2/10/2019	$ 25 $	26
5.51%, 8/25/2036	$ 561 $	220	Schering-Plough Corp

		458	5.55%, 12/ 1/2013 (e)	775	832

Independent Power Producer (0.17%)			Wyeth
NRG Energy Inc			5.50%, 3/15/2013 (e)	650	695

7.25%, 2/ 1/2014	430	417			2,317

8.50%, 6/15/2019	130	126	Medical - HMO (0.35%)

		543	Aetna Inc

Investment Companies (0.15%)			6.75%, 12/15/2037	210	195
Xstrata Finance Canada Ltd			Health Net Inc
5.80%, 11/15/2016 (f)	90	81	6.38%, 6/ 1/2017	335	254
Xstrata Finance Dubai Ltd			Humana Inc
1.27%, 11/13/2009 (e)(f)	400	395	7.20%, 6/15/2018	505	455

		476	8.15%, 6/15/2038	295	236

					1,140

Life & Health Insurance (1.40%)
Hartford Life Global Funding Trusts			Medical - Hospitals (0.43%)
0.80%, 9/15/2009 (e)	950	946	Community Health Systems Inc
Lincoln National Corp			8.88%, 7/15/2015	245	240
5.65%, 8/27/2012	200	194	HCA Inc
7.00%, 5/17/2066 (e)	525	331	7.88%, 2/ 1/2011	20	20
New York Life Global Funding			9.88%, 2/15/2017 (f)	200	202
4.65%, 5/ 9/2013 (f)	341	346	HCA Inc/DE
Pacific Life Insurance Co			9.25%, 11/15/2016	835	822
9.25%, 6/15/2039 (f)	1,500	1,456	8.50%, 4/15/2019 (f)	115	113

Prudential Financial Inc					1,397

4.75%, 6/13/2015	150	138	Medical - Outpatient & Home Medical Care (0.14%)
7.38%, 6/15/2019	885	869	Select Medical Corp
StanCorp Financial Group Inc			7.63%, 2/ 1/2015	560	455
6.88%, 10/ 1/2012	210	185
Stingray Pass-Through Trust			Medical - Wholesale Drug Distribution (0.10%)
5.90%, 1/12/2015 (c)(f)	600	54	AmerisourceBergen Corp

		4,519	5.63%, 9/15/2012	320	315

Machinery - Material Handling (0.07%)			Medical Laboratory & Testing Service (0.62%)
Columbus McKinnon Corp/NY			Quest Diagnostics Inc
8.88%, 11/ 1/2013	225	225	5.45%, 11/ 1/2015	175	170
Medical - Biomedical/Gene (0.02%)			6.40%, 7/ 1/2017	105	107
Bio-Rad Laboratories Inc			Roche Holdings Inc
8.00%, 9/15/2016 (f)	55	54	6.00%, 3/ 1/2019 (f)	1,615	1,722

					1,999

Medical - Drugs (0.72%)			Medical Products (0.26%)
Axcan Intermediate Holdings Inc			Angiotech Pharmaceuticals Inc
12.75%, 3/ 1/2016	385	390	4.42%, 12/ 1/2013 (e)	450	340
Elan Finance PLC/Elan Finance Corp			Hospira Inc
4.88%, 11/15/2011 (e)	90	79	1.08%, 3/30/2010 (e)	500	495

7.75%, 11/15/2011	40	37			835

4.79%, 12/ 1/2013 (e)	325	253
Merck & Co Inc/NJ			Metal - Copper (0.03%)
5.85%, 6/30/2039	5	5	Freeport-McMoRan Copper & Gold Inc
			5.00%, 4/ 1/2015 (e)	100	94

See accompanying notes

132

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Metal - Diversified (0.04%)			Mortgage Backed Securities (continued)
Vedanta Resources PLC			Citigroup/Deutsche Bank Commercial
6.63%, 2/22/2010 (f)	$ 30 $	30	Mortgage Trust (continued)
Xstrata Canada Corp			5.21%, 12/11/2049	$ 250 $		229
7.25%, 7/15/2012	120	116	Commercial Mortgage Loan Trust

		146	6.22%, 9/10/2017 (e)	470		348

			Commercial Mortgage Pass Through Certificates
Miscellaneous Manufacturers (0.04%)			0.10%, 12/10/2046 (e)(f)	12,057		77
Trimas Corp			6.01%, 12/10/2049 (e)	1,075		854
9.88%, 6/15/2012	147	126	6.01%, 12/10/2049 (e)	1,120		198
Money Center Banks (0.10%)			Countrywide Alternative Loan Trust
			2.65%, 7/20/2035 (e)	255		110
Comerica Bank
0.42%, 5/10/2010 (e)	250	243	0.58%, 7/25/2046 (e)	257		55
5.75%, 11/21/2016	105	85	Countrywide Home Loan Mortgage Pass

			Through Trust
		328	0.51%, 4/25/2046 (e)	1,030		438

Mortgage Backed Securities (18.27%)			Credit Suisse Mortgage Capital Certificates
Banc of America Commercial Mortgage Inc			6.02%, 6/15/2038 (e)	615		449
4.97%, 7/10/2043	365	125	5.91%, 6/15/2039 (e)	665		453
5.33%, 9/10/2045	930	897	0.77%, 9/15/2039 (f)	13,977		262
5.31%, 10/10/2045 (e)	390	359	5.47%, 9/15/2039	500		350
5.67%, 1/15/2049 (e)(f)	185	13	0.14%, 12/15/2039	4,068		40
5.63%, 4/10/2049	1,000	908	0.86%, 12/15/2039 (e)	17,008		370
5.87%, 4/10/2049 (e)	1,000	757	5.38%, 2/15/2040 (e)	150		101
5.84%, 6/10/2049 (e)	1,975	1,398	5.69%, 9/15/2040 (e)	600		412
5.49%, 2/10/2051	765	537	5.87%, 9/15/2040	900		416
5.94%, 2/10/2051 (e)	985	795	6.42%, 2/15/2041 (e)(f)	525		244
6.35%, 2/10/2051 (e)	905	702	CS First Boston Mortgage Securities Corp
Banc of America Funding Corp			1.27%, 3/15/2036 (e)(f)	2,232		18
0.39%, 7/20/2036 (e)	858	734	0.43%, 5/15/2036 (e)(f)	3,564		20
Bear Stearns Alt-A Trust			0.76%, 7/15/2036 (e)(f)	3,513		42
0.47%, 11/25/2036 (e)	227	84	0.42%, 11/15/2037 (e)(f)	7,258		96
Bear Stearns Asset Backed Securities Trust			8.11%, 9/15/2041 (e)	160		159
0.54%, 4/25/2036 (e)	976	332	DLJ Commercial Mortgage Corp
Bear Stearns Commercial Mortgage Securities			7.34%, 10/10/2032	19		19
7.00%, 5/20/2030	310	316	Downey Savings & Loan Association Mortgage
0.60%, 5/11/2039 (e)(f)	2,240	20	Loan Trust
Bear Stearns Mortgage Funding Trust			0.57%, 4/19/2047 (e)	943		163
0.52%, 7/25/2036 (e)	1,729	685	Fannie Mae
Bella Vista Mortgage Trust			0.61%, 2/25/2018 (e)	231		231
0.56%, 5/20/2045 (b)(e)	207	81	0.56%, 11/25/2022 (e)	245		242
Chase Commercial Mortgage Securities Corp			0.51%, 1/25/2023 (e)	354		349
7.63%, 7/15/2032	898	908	0.61%, 2/25/2032 (e)	355		351
Chase Mortgage Finance Corp			0.56%, 3/25/2035 (e)	325		319
5.43%, 3/25/2037 (e)	1,131	692	6.80%, 3/25/2039	533		567
Citigroup Commercial Mortgage Trust			6.44%, 4/25/2039 (c)	343		343
0.71%, 10/15/2049 (e)	12,629	220
5.89%, 12/10/2049 (e)	500	395	6.50%, 2/25/2047	331		354
			Fannie Mae Whole Loan
Citigroup/Deutsche Bank Commercial			0.51%, 5/25/2035 (e)	466		451
Mortgage Trust
5.89%, 11/15/2044	950	757	First Union National Bank Commercial
			Mortgage Securities Inc
0.62%, 10/15/2048 (b)(e)	20,960	314	8.09%, 5/17/2032	275		273
0.51%, 12/11/2049 (e)	18,052	202

See accompanying notes

133

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Freddie Mac			JP Morgan Chase Commercial Mortgage
0.77%, 6/15/2023 (e)	$ 348 $	340	Securities Corp (continued)
5.50%, 9/15/2031 (e)	950	987	6.01%, 6/15/2049 (e)	$ 475 $	228
GE Capital Commercial Mortgage Corp			6.30%, 2/12/2051 (e)	700	211
0.37%, 5/10/2014	29,233	220	6.40%, 2/12/2051 (e)(f)	550	125
5.61%, 4/10/2017 (e)	1,420	599	5.88%, 2/15/2051	1,700	1,273
0.76%, 3/10/2040 (e)(f)	5,939	58	JP Morgan Mortgage Trust
Ginnie Mae			5.81%, 6/25/2036 (e)	340	184
1.07%, 2/16/2047 (e)	5,660	262	5.97%, 6/25/2036 (e)	178	144
0.82%, 3/16/2047 (e)	4,799	241	5.95%, 8/25/2036 (e)	725	402
GMAC Commercial Mortgage Securities Inc			5.55%, 10/25/2036 (e)	855	422
1.01%, 3/10/2038 (e)(f)	3,034	41	5.68%, 4/25/2037 (e)	550	360
Greenpoint Mortgage Funding Trust			5.68%, 4/25/2037 (e)	540	301
0.58%, 6/25/2045 (e)	204	56	LB Commercial Conduit Mortgage Trust
0.61%, 6/25/2045 (e)	196	34	6.15%, 7/15/2044 (e)	175	127
Greenwich Capital Commercial Funding Corp			LB-UBS Commercial Mortgage Trust
0.45%, 6/10/2036 (e)(f)	22,485	130	0.49%, 3/15/2036 (e)(f)	2,136	47
6.11%, 7/10/2038 (e)	660	343	1.23%, 3/15/2036 (e)(f)	1,472	24
0.51%, 3/10/2039 (b)(e)(f)	13,442	163	0.70%, 8/15/2036 (e)(f)	2,363	25
GS Mortgage Securities Corp II			0.70%, 2/15/2040 (e)	23,330	386
0.89%, 11/10/2039 (f)	7,425	152	5.48%, 2/15/2040	650	202
5.56%, 11/10/2039 (e)	1,450	1,183	5.56%, 2/15/2040 (e)	440	117
5.99%, 8/10/2045 (e)	1,570	1,186	5.86%, 7/15/2040 (e)	955	693
GSR Mortgage Loan Trust			6.45%, 7/17/2040 (e)	675	108
0.67%, 12/25/2035 (e)	89	34	6.32%, 4/15/2041 (e)	375	142
0.57%, 8/25/2046 (b)(e)	1,595	423	6.32%, 4/15/2041 (e)	100	82
Harborview Mortgage Loan Trust
0.55%, 3/19/2037 (e)	667	281	5.87%, 9/15/2045 (e)	1,560	1,193
Homebanc Mortgage Trust			6.46%, 9/15/2045 (e)	440	107
0.65%, 1/25/2036 (e)	1,346	533	Merrill Lynch Mortgage Trust
Impac CMB Trust			5.78%, 8/12/2016	750	381
1.31%, 10/25/2033 (e)	81	48	5.79%, 5/12/2039 (e)	795	771
1.29%, 10/25/2034 (b)(e)	288	129	0.63%, 2/12/2042 (e)	10,793	95
0.62%, 4/25/2035 (e)	120	37	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
0.74%, 4/25/2035 (e)	133	20	5.46%, 7/12/2046 (e)	500	253
Impac Secured Assets CMN Owner Trust			0.73%, 8/12/2048 (e)	8,082	145
0.47%, 3/25/2037 (e)	1,660	403
			5.70%, 9/12/2049	400	276
Indymac Index Mortgage Loan Trust
0.54%, 4/25/2035 (e)	170	78	0.16%, 12/12/2049 (e)(f)	7,020	46
0.49%, 2/25/2037 (e)	1,620	552	5.11%, 12/12/2049 (e)	795	752
0.55%, 6/25/2037 (b)(e)	1,239	538	5.39%, 12/12/2049 (e)(f)	435	88
JP Morgan Chase Commercial Mortgage			5.94%, 6/12/2050 (e)	1,120	250
Securities Corp			Morgan Stanley Capital I
5.72%, 11/15/2017	1,000	659	0.57%, 6/12/2012 (e)	1,660	1,207
5.29%, 9/12/2037 (e)	275	84	7.11%, 4/15/2033	12	12
1.26%, 1/12/2039 (e)(f)	3,004	45	1.18%, 1/13/2041 (e)(f)	1,996	38
5.63%, 6/12/2041 (e)	775	409	0.53%, 5/24/2043 (e)(f)	1,200	838
0.32%, 1/15/2042 (e)(f)	7,560	80	0.15%, 12/15/2043 (e)(f)	8,598	61
6.07%, 4/15/2045 (e)	500	424	5.36%, 3/15/2044 (e)	1,500	1,136
5.59%, 5/12/2045 (e)	40	21	0.69%, 8/25/2046 (e)(f)	1,500	15
5.44%, 5/15/2045 (e)	525	299	5.81%, 4/12/2049 (e)	750	549
5.30%, 5/15/2047 (b)(e)	500	432	5.81%, 4/12/2049 (e)	720	175

See accompanying notes		134

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Multi-Line Insurance (continued)
Morgan Stanley REREMIC Trust			ING Groep NV
5.81%, 8/12/2045 (c)(f)	$ 3,260 $	2,793	5.78%, 12/ 8/2035	$ 460 $	269
Nomura Asset Acceptance Corp			MetLife Inc
0.66%, 2/25/2035 (e)	56	39	7.72%, 2/15/2019	155	166
Residential Accredit Loans Inc			Metropolitan Life Global Funding I
0.50%, 7/25/2037 (b)(e)	680	305	0.89%, 5/17/2010 (e)(f)	1,125	1,116
0.46%, 2/25/2047 (e)	1,665	638	XL Capital Ltd
Structured Adjustable Rate Mortgage Loan Trust			6.50%, 12/31/2049 (e)	300	147

1.01%, 8/25/2034 (b)(e)	600	27			2,547

0.50%, 7/25/2037 (e)	1,141	433	Multimedia (0.41%)
Structured Asset Mortgage Investments Inc			News America Inc
0.54%, 5/25/2045 (e)	1,320	566	7.85%, 3/ 1/2039 (f)	180	192
Structured Asset Securities Corp			Quebecor Media Inc
5.50%, 6/25/2036 (e)	1,000	248	7.75%, 3/15/2016	300	272
Wachovia Bank Commercial Mortgage Trust			Time Warner Inc
0.38%, 11/15/2035 (f)	12,371	95	1.15%, 11/13/2009 (e)	825	823
0.59%, 10/15/2041 (e)(f)	14,896	115	Vivendi SA
5.25%, 12/15/2043	695	606	5.75%, 4/ 4/2013 (f)	30	30

5.34%, 12/15/2043 (e)	1,750	1,151			1,317

5.48%, 12/15/2043	205	44
			Music (0.13%)
5.60%, 12/15/2043	540	37
			WMG Acquisition Corp
5.56%, 3/15/2045	675	577	7.38%, 4/15/2014	290	246
6.01%, 6/15/2045	1,340	1,058	WMG Holdings Corp
5.80%, 7/15/2045	1,000	515	0.00%, 12/15/2014 (a)(e)	204	160

5.82%, 5/15/2046 (e)	340	175			406

WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (f)	167	162	Mutual Insurance (0.13%)
WaMu Mortgage Pass Through Certificates			Liberty Mutual Group Inc
0.95%, 12/25/2027 (b)(e)	454	350	7.00%, 3/15/2037 (e)(f)	375	215
4.68%, 5/25/2035 (e)	260	201	10.75%, 6/15/2058 (e)(f)	295	213

5.67%, 6/25/2037 (e)	416	258			428

0.62%, 1/25/2045 (e)	176	82	Non-Hazardous Waste Disposal (0.06%)
0.84%, 1/25/2045 (e)	487	64	WCA Waste Corp
0.54%, 4/25/2045 (e)	97	50	9.25%, 6/15/2014 (b)	200	182
0.58%, 4/25/2045 (e)	97	30
0.60%, 7/25/2045 (e)	242	111	Oil - Field Services (0.17%)
			Key Energy Services Inc
0.56%, 11/25/2045 (e)	103	81	8.38%, 12/ 1/2014	250	220
0.69%, 11/25/2045 (b)(e)	660	523	Weatherford International Ltd
Washington Mutual Alternative Mortgage			9.63%, 3/ 1/2019	270	318

Pass-Through Certificates

0.56%, 2/25/2036 (e)	243	99			538

0.59%, 6/25/2046 (e)	1,374	199	Oil & Gas Drilling (0.21%)
0.49%, 1/25/2047 (e)	975	189	Pride International Inc

		58,970	7.38%, 7/15/2014	135	134

			8.50%, 6/15/2019	540	533

Multi-Line Insurance (0.79%)					667

AXA SA
8.60%, 12/15/2030	300	281	Oil Company - Exploration & Production (1.28%)
CNA Financial Corp			Anadarko Petroleum Corp
6.00%, 8/15/2011	375	357	6.95%, 6/15/2019	70	71
Genworth Financial Inc			6.45%, 9/15/2036	155	139
6.15%, 11/15/2066 (e)	470	211	7.95%, 6/15/2039	65	68

See accompanying notes

135

     Schedule of Investments Bond & Mortgage Securities Account

June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Oil Refining & Marketing (0.07%)
(continued)			Tesoro Corp
Chesapeake Energy Corp			6.63%, 11/ 1/2015	$ 155 $		139
7.63%, 7/15/2013	$ 195 $	185	9.75%, 6/ 1/2019	75		74

9.50%, 2/15/2015	35	35				213

7.25%, 12/15/2018	215	187
Compton Petroleum Finance Corp			Paper & Related Products (0.21%)
7.63%, 12/ 1/2013	185	103	Cascades Inc
Denbury Resources Inc			7.25%, 2/15/2013	65		57
9.75%, 3/ 1/2016	280	288	Domtar Corp
Devon Energy Corp			10.75%, 6/ 1/2017	165		158
6.30%, 1/15/2019	485	518	International Paper Co

Gaz Capital SA			9.38%, 5/15/2019	455		464

7.29%, 8/16/2037 (f)	100	75				679

Gazprom International SA			Pharmacy Services (0.03%)
7.20%, 2/ 1/2020 (f)	75	71	Omnicare Inc
KazMunaiGaz Finance Sub BV			6.88%, 12/15/2015	100		90
9.13%, 7/ 2/2018 (f)	200	178
KCS Energy Inc			Physical Therapy & Rehabilitation Centers (0.03%)
7.13%, 4/ 1/2012	150	141	Healthsouth Corp
Linn Energy LLC			10.75%, 6/15/2016	95		95
9.88%, 7/ 1/2018 (c)	245	217
OPTI Canada Inc			Physician Practice Management (0.14%)
7.88%, 12/15/2014	160	104	US Oncology Inc
Pemex Project Funding Master Trust			9.00%, 8/15/2012	120		123
6.63%, 6/15/2035	105	95	10.75%, 8/15/2014	160		158
PetroHawk Energy Corp			9.13%, 8/15/2017 (f)	190		189

9.13%, 7/15/2013	215	214				470

10.50%, 8/ 1/2014 (f)	95	97
Petroleum Development Corp			Pipelines (1.29%)
12.00%, 2/15/2018	270	227	Copano Energy LLC / Copano Energy Finance
Pioneer Natural Resources Co			Corp
6.65%, 3/15/2017	180	157	8.13%, 3/ 1/2016	325		305
Plains Exploration & Production Co			7.75%, 6/ 1/2018	65		59
7.75%, 6/15/2015	110	103	DCP Midstream LLC
10.00%, 3/ 1/2016	260	267	9.75%, 3/15/2019 (f)	330		368
			Enbridge Energy Partners LP
Quicksilver Resources Inc			9.88%, 3/ 1/2019	115		133
11.75%, 1/ 1/2016	117	121
Swift Energy Co			7.50%, 4/15/2038	400		402
7.13%, 6/ 1/2017	475	335	Energy Transfer Partners LP
Talisman Energy Inc			9.70%, 3/15/2019	200		230
7.75%, 6/ 1/2019	130	144	9.00%, 4/15/2019	185		211

		4,140	Enterprise Products Operating LLC

			4.60%, 8/ 1/2012	500		503
Oil Company - Integrated (0.32%)			Kinder Morgan Energy Partners LP
ConocoPhillips			9.00%, 2/ 1/2019	210		239
4.60%, 1/15/2015	5	5	6.85%, 2/15/2020	270		277
Petro-Canada			6.95%, 1/15/2038	215		208
6.05%, 5/15/2018	400	398	Magellan Midstream Partners LP
Suncor Energy Inc			6.55%, 7/15/2019	285		292
6.50%, 6/15/2038	315	297	MarkWest Energy Partners LP / MarkWest
6.85%, 6/ 1/2039	350	344	Energy Finance Corp

		1,044	6.88%, 11/ 1/2014 (f)	25		21

			8.75%, 4/15/2018	180		156

See accompanying notes

136

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Pipelines (continued)			Regional Banks (continued)
ONEOK Partners LP			PNC Preferred Funding Trust I
6.85%, 10/15/2037	$ 150 $	142	8.70%, 2/28/2049 (e)(f)	$ 200 $	164
Regency Energy Partners LP/Regency Energy			SunTrust Preferred Capital I
Finance Corp			5.85%, 12/31/2049 (e)	275	187
8.38%, 12/15/2013	180	174	Wells Fargo & Co
Rockies Express Pipeline LLC			1.01%, 8/20/2010 (e)	120	119

4.50%, 8/20/2009 (e)(f)	400	400			3,434

Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (f)	63	46	REITS - Healthcare (0.06%)

		4,166	Nationwide Health Properties Inc

			6.50%, 7/15/2011	115	113
Printing - Commercial (0.07%)			Ventas Realty LP / Ventas Capital Corp
Cadmus Communications Corp			6.50%, 6/ 1/2016	90	81

8.38%, 6/15/2014	150	101			194

Sheridan Group Inc/The
10.25%, 8/15/2011	200	120	REITS - Mortgage (0.30%)

		221	iStar Financial Inc

			8.00%, 3/15/2011 (f)	807	704
Property & Casualty Insurance (0.38%)			5.85%, 3/15/2017	670	268

Crum & Forster Holdings Corp					972

7.75%, 5/ 1/2017	200	174
Travelers Cos Inc/The			REITS - Office Property (0.15%)
6.25%, 3/15/2067 (e)	1,050	846	Brandywine Operating Partnership LP
WR Berkley Corp			5.63%, 12/15/2010	225	219
6.25%, 2/15/2037	310	214	HRPT Properties Trust

		1,234	1.22%, 3/16/2011 (e)	288	251

					470

Publishing - Periodicals (0.10%)
Dex Media Inc			REITS - Regional Malls (0.04%)
0.00%, 11/15/2013 (a)	175	26	Simon Property Group LP
Nielsen Finance LLC / Nielsen Finance Co			4.60%, 6/15/2010	115	115
10.00%, 8/ 1/2014	215	203
11.50%, 5/ 1/2016 (f)	85	83	REITS - Warehouse & Industrial (0.30%)

		312	ProLogis

			0.91%, 8/24/2009 (e)	1,000	977
Quarrying (0.24%)
Vulcan Materials Co			Rental - Auto & Equipment (0.20%)
1.88%, 12/15/2010 (e)	775	771	Erac USA Finance Co
			0.91%, 8/28/2009 (b)(e)(f)	375	372
Real Estate Operator & Developer (0.06%)			H&E Equipment Services Inc
Regency Centers LP			8.38%, 7/15/2016	165	132
8.45%, 9/ 1/2010	180	180	Hertz Corp/The
			8.88%, 1/ 1/2014	150	138

Regional Banks (1.06%)					642

BAC Capital Trust XIII
1.03%, 3/15/2043 (e)	700	311	Retail - Auto Parts (0.30%)
BAC Capital Trust XIV			AutoZone Inc
5.63%, 3/15/2043 (e)	194	97	5.75%, 1/15/2015 (d)(e)	980	978
Capital One Financial Corp
0.93%, 9/10/2009 (e)	750	747	Retail - Automobile (0.06%)
5.70%, 9/15/2011	310	312	United Auto Group
			7.75%, 12/15/2016	250	202
NB Capital Trust II
7.83%, 12/15/2026	700	576	Retail - Discount (0.32%)
PNC Funding Corp			Dollar General Corp
1.18%, 1/31/2012 (e)	1,000	921	11.88%, 7/15/2017	100	108

See accompanying notes

137

Schedule of Investments Bond & Mortgage Securities Account

June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Discount (continued)			Sovereign (continued)
Target Corp			Philippine Government International Bond
6.50%, 10/15/2037	$ 725 $	733	9.50%, 2/ 2/2030	$ 60 $	73
7.00%, 1/15/2038	181	193	Republic of Peru

		1,034	7.13%, 3/30/2019	86	92

			Republic of Turkey
Retail - Drug Store (0.60%)			7.50%, 11/ 7/2019	115	119
CVS Caremark Corp			Russian Foreign Bond - Eurobond
0.97%, 6/ 1/2010 (e)	935	928	7.50%, 3/31/2030 (f)	3	3
CVS Pass-Through Trust			South Africa Government International Bond
8.35%, 7/10/2031 (f)	895	915	6.88%, 5/27/2019	130	133
RITE AID CORP			Turkey Government International Bond
9.75%, 6/12/2016 (f)	80	80	6.88%, 3/17/2036	120	110

		1,923	Venezuela Government International Bond

Retail - Restaurants (0.35%)			8.50%, 10/ 8/2014	235	167
Darden Restaurants Inc			9.25%, 9/15/2027	85	58

6.80%, 10/15/2037 (e)	405	345			1,230

Landry's Restaurants Inc			Special Purpose Banks (0.06%)
14.00%, 8/15/2011 (f)	200	190
			Export-Import Bank of Korea
Yum! Brands Inc			4.50%, 8/12/2009	180	180
6.25%, 3/15/2018	580	597

		1,132	Special Purpose Entity (0.48%)

Rubber - Tires (0.09%)			AES Red Oak LLC
Goodyear Tire & Rubber Co/The			8.54%, 11/30/2019	169	151
8.63%, 12/ 1/2011	300	295	Goldman Sachs Capital I
			6.35%, 2/15/2034	125	101
Satellite Telecommunications (0.35%)			Goldman Sachs Capital II
Intelsat Bermuda Ltd			5.79%, 12/29/2049 (e)	200	122
11.25%, 2/ 4/2017 (e)(f)	335	294	ING USA Global Funding Trust
11.50%, 2/ 4/2017 (f)	90	70	1.45%, 10/ 9/2009 (e)	700	697
Intelsat Subsidiary Holding Co Ltd			Santander Perpetual SA Unipersonal
8.88%, 1/15/2015 (f)	420	406	6.67%, 10/29/2049 (e)(f)	100	74
8.88%, 1/15/2015	195	188	TDIC Finance Ltd
Telesat Canada/Telesat LLC			6.50%, 7/ 2/2014 (d)(f)	200	201
11.00%, 11/ 1/2015 (f)	170	174	Universal City Development Partners Ltd

		1,132	11.75%, 4/ 1/2010	200	190

					1,536

Seismic Data Collection (0.09%)
Cie Generale de Geophysique-Veritas			Specified Purpose Acquisition (0.09%)
7.50%, 5/15/2015	200	183	ESI Tractebel Acquisition Corp
9.50%, 5/15/2016 (f)	95	95	7.99%, 12/30/2011	288	280

		278

			Steel - Producers (0.30%)
Sovereign (0.38%)			Ispat Inland ULC
Colombia Government International Bond			9.75%, 4/ 1/2014	660	692
8.25%, 12/22/2014	35	40	Steel Dynamics Inc
7.38%, 3/18/2019	100	107	6.75%, 4/ 1/2015	210	187
El Salvador Government International Bond			8.25%, 4/15/2016 (e)(f)	100	94

7.65%, 6/15/2035 (f)	25	21			973

Indonesia Government International Bond
11.63%, 3/ 4/2019 (f)	112	142	Supranational Bank (0.04%)
7.75%, 1/17/2038 (f)	100	91	Corp Andina de Fomento
			8.13%, 6/ 4/2019	113	120
Mexico Government International Bond
5.88%, 1/15/2014	70	74

See accompanying notes

138

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telecommunication Services (0.36%)			Telephone - Integrated (continued)
Digicel Group Ltd			Windstream Corp
9.13%, 1/15/2015 (f)	$ 100 $	83	8.63%, 8/ 1/2016	$ 285 $	273

Fairpoint Communications Inc					9,897

13.13%, 4/ 1/2018	315	61
			Theaters (0.14%)
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (f)	120	117	AMC Entertainment Inc
			11.00%, 2/ 1/2016	285	276
MasTec Inc
7.63%, 2/ 1/2017	175	152	8.75%, 6/ 1/2019 (f)	35	33
Maxcom Telecomunicaciones SAB de CV			Cinemark USA Inc
11.00%, 12/15/2014	20	17	8.63%, 6/15/2019 (f)	140	138

Qwest Corp					447

7.88%, 9/ 1/2011	200	200	Tobacco (0.93%)
Telcordia Technologies Inc			Altria Group Inc
4.88%, 7/15/2012 (b)(e)(f)	400	310	9.70%, 11/10/2018	1,145	1,313
West Corp			9.25%, 8/ 6/2019	970	1,089
9.50%, 10/15/2014	250	219	BAT International Finance PLC

		1,159	9.50%, 11/15/2018 (f)	155	182

Telephone - Integrated (3.07%)			Reynolds American Inc
AT&T Inc			7.25%, 6/ 1/2013	415	427

6.15%, 9/15/2034	275	261			3,011

British Telecommunications PLC			Tools - Hand Held (0.19%)
9.62%, 12/15/2030 (e)	50	55	Snap-On Inc
France Telecom SA			1.27%, 1/12/2010 (e)	625	619
4.38%, 7/ 8/2014 (d)	85	86
5.38%, 7/ 8/2019 (d)	600	604	Transport - Rail (0.17%)
Koninklijke KPN NV			CSX Corp
8.38%, 10/ 1/2030	150	171	6.25%, 3/15/2018	450	454
Level 3 Financing Inc			RailAmerica Inc
9.25%, 11/ 1/2014	355	291	9.25%, 7/ 1/2017 (f)	95	92

Qtel International Finance Ltd					546

7.88%, 6/10/2019 (f)	650	661
Qwest Capital Funding Inc			Transport - Services (0.03%)
7.00%, 8/ 3/2009	710	710	TGI International Ltd
			9.50%, 10/ 3/2017 (f)	100	101
Sprint Nextel Corp
1.00%, 6/28/2010 (e)	130	123
			Wire & Cable Products (0.06%)
6.00%, 12/ 1/2016	470	384	Coleman Cable Inc
Telecom Italia Capital SA			9.88%, 10/ 1/2012	240	193
1.51%, 2/ 1/2011 (e)	200	192
1.72%, 7/18/2011 (e)	450	430	Wireless Equipment (0.11%)
5.25%, 11/15/2013	1,280	1,255	Crown Castle International Corp
7.18%, 6/18/2019	1,430	1,450	9.00%, 1/15/2015	80	82
7.72%, 6/ 4/2038	10	10	Nokia OYJ
Telefonica Emisiones SAU			5.38%, 5/15/2019	285	288

1.35%, 2/ 4/2013 (e)	375	351			370

4.95%, 1/15/2015 (d)	780	793
			TOTAL BONDS	$ 218,485

5.88%, 7/15/2019 (d)	685	706
7.05%, 6/20/2036	125	139	SENIOR FLOATING RATE INTERESTS (1.14%)
Telemar Norte Leste SA			Aerospace & Defense (0.05%)
9.50%, 4/23/2019 (f)	100	109	Hawker Beechcraft Inc, Term Loan B
Verizon Communications Inc			2.62%, 3/26/2014 (e)	211	143
6.35%, 4/ 1/2019	810	843

See accompanying notes

139

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			BONDS (67.70%)
Aerospace & Defense (continued)			Identification Systems - Development (0.00%)
Hawker Beechcraft Inc, Term Loan LOC			L-1 Identity Solutions Inc
5.56%, 3/26/2014 (e)	$ 12 $	9	3.75%, 5/15/2027	$ 20 $	16

		152	TOTAL BONDS	$ 218,485

Auto - Medium & Heavy Duty Trucks (0.05%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Oshkosh Truck Corp, Term Loan B			OBLIGATIONS (43.73%)
6.81%, 12/ 6/2013 (e)	170	156	Federal Home Loan Mortgage Corporation
			(FHLMC) (15.14%)
Auto/Truck Parts & Equipment - Replacement (0.12%)			4.50%, 7/ 1/2024 (g)	1,220	1,244
Allison Transmission Inc, Term Loan B			5.00%, 7/ 1/2024 (g)	1,920	1,985
3.07%, 8/ 7/2014 (e)	482	384	5.00%, 7/ 1/2039 (g)	5,280	5,369
			5.50%, 7/ 1/2039 (g)	18,225	18,812
Auto-Cars/Light Trucks (0.20%)			6.00%, 7/ 1/2039 (g)	5,800	6,052
Ford Motor Co, Term Loan B			6.50%, 7/ 1/2039 (g)	1,170	1,243
3.59%, 12/16/2013 (e)	892	646	6.50%, 4/ 1/2016	30	32
			5.00%, 5/ 1/2018	1,649	1,728
Cable/Satellite TV (0.14%)
CSC Holdings Inc, Term Loan B			5.50%, 6/ 1/2024	1,874	1,948
2.07%, 3/30/2013 (e)	496	465	6.50%, 3/ 1/2029	31	33
			6.50%, 5/ 1/2029	46	49
Data Processing & Management (0.09%)			7.00%, 12/ 1/2029	63	68
First Data Corporation, Term Loan B1			7.50%, 4/ 1/2030	29	31
3.06%, 12/24/2014 (e)	394	295	7.00%, 6/ 1/2030	9	10
			7.50%, 9/ 1/2030	20	22
Machinery - General Industry (0.07%)			8.00%, 9/ 1/2030	90	99
Manitowoc Company Inc, Term Loan B
6.50%, 4/14/2014 (e)	249	225	7.00%, 12/ 1/2030	9	10
			7.00%, 1/ 1/2031	17	19
Medical Products (0.03%)			7.00%, 1/ 1/2031	5	6
Biomet Inc, Term Loan B			7.00%, 2/ 1/2031	11	12
3.58%, 3/25/2015 (e)	99	93	6.00%, 3/ 1/2031	58	61
			7.50%, 3/ 1/2031	83	90
Property & Casualty Insurance (0.13%)			6.00%, 4/ 1/2031	7	8
Asurion Corp, Term Loan B			6.50%, 4/ 1/2031	24	26
6.82%, 7/ 7/2015 (e)	500	431	7.00%, 6/ 1/2031	14	15
Publishing-Periodicals (0.06%)			7.00%, 12/ 1/2031	153	166
Nielsen Finance LLC / Nielsen Finance Corp,			6.50%, 2/ 1/2032	51	55
Term Loan B			6.50%, 5/ 1/2032	139	149
2.32%, 8/ 9/2013 (e)	218	196	6.50%, 5/ 1/2032	41	44
			6.00%, 6/ 1/2032	250	263
Retail-Building Products (0.06%)			6.00%, 10/ 1/2032	191	201
HD Supply Inc, Term Loan B			5.50%, 3/ 1/2033	1,251	1,298
1.57%, 8/30/2012 (e)	199	181
			6.50%, 4/ 1/2035	86	91
Satellite Telecommunications (0.14%)			5.00%, 7/ 1/2035	271	276
Telesat Canada Inc, Term Loan B			5.00%, 10/ 1/2035	549	560
3.32%, 9/ 1/2014 (e)	455	423	5.00%, 6/ 1/2037	570	581
Telesat Canada Inc, Term Loan DD			5.50%, 4/ 1/2038	499	516
4.22%, 10/31/2014 (e)	39	36	5.50%, 5/ 1/2038	1,084	1,121

		459	5.50%, 7/ 1/2038	1,560	1,613

TOTAL SENIOR FLOATING RATE INTERESTS	$ 3,683		5.70%, 2/ 1/2034 (e)	11	11

			4.68%, 8/ 1/2035 (e)	257	262
			6.49%, 7/ 1/2036 (e)	721	752
			5.63%, 2/ 1/2037 (e)	818	858

See accompanying notes		140

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.97%, 2/ 1/2037 (e)	$ 1,009 $	1,063	6.00%, 2/ 1/2038	$ 1,040 $	1,089

		48,852	6.50%, 2/ 1/2038	262	279

Federal National Mortgage Association (FNMA) (19.11%)			6.50%, 3/ 1/2038	251	267
5.00%, 7/ 1/2024 (g)	1,490	1,542	6.50%, 5/ 1/2038	133	142
4.00%, 7/ 1/2039 (g)	715	693	6.00%, 5/ 1/2039	1,498	1,568

4.50%, 7/ 1/2039 (g)	4,660	4,650			61,673

5.00%, 7/ 1/2039 (g)	15,100	15,374	Government National Mortgage Association
5.50%, 7/ 1/2039 (g)	8,815	9,099	(GNMA) (3.65%)
6.00%, 7/ 1/2039 (g)	6,110	6,385	5.00%, 7/ 1/2039 (g)	655	668
6.50%, 12/ 1/2010	11	12	5.50%, 7/ 1/2039 (g)	4,270	4,409
5.50%, 6/ 1/2019	161	169	6.00%, 7/ 1/2039 (g)	445	463
5.50%, 7/ 1/2019	162	171	7.50%, 5/15/2029	24	26
5.50%, 7/ 1/2019	74	78	8.00%, 12/15/2030	19	22
5.50%, 8/ 1/2019	36	38	7.00%, 3/15/2031	41	45
5.50%, 8/ 1/2019	220	232	6.50%, 12/15/2032	1,312	1,410
5.50%, 10/ 1/2019	439	463	6.00%, 12/15/2033	140	147
5.50%, 10/ 1/2019	268	282	5.00%, 2/15/2034	1,965	2,007
4.50%, 1/ 1/2020	340	352	6.50%, 3/20/2028	24	26
5.50%, 12/ 1/2022	342	356	6.00%, 1/20/2029	151	158
4.50%, 5/ 1/2023	2,612	2,670	6.50%, 5/20/2029	19	21
6.00%, 5/ 1/2031	33	34	6.00%, 7/20/2029	29	30
6.50%, 8/ 1/2031	79	85	5.50%, 12/20/2033	1,009	1,044
7.00%, 2/ 1/2032	66	72	5.50%, 5/20/2035	141	145
6.50%, 3/ 1/2032	50	54	6.00%, 12/20/2036	1,117	1,163

5.50%, 7/ 1/2033	2,821	2,927			11,784

3.96%, 6/ 1/2034 (e)	141	145	U.S. Treasury (4.85%)
3.88%, 7/ 1/2034 (e)	8	8	4.25%, 11/15/2014	2,550	2,746
4.31%, 7/ 1/2034 (e)	80	81	4.13%, 5/15/2015	35	37
4.31%, 12/ 1/2034 (e)	220	227	3.13%, 5/15/2019	1,150	1,112
4.59%, 3/ 1/2035 (e)	267	276	8.13%, 8/15/2019	1,600	2,194
5.00%, 7/ 1/2035	260	266	6.00%, 2/15/2026	5,925	7,146
5.00%, 7/ 1/2035	444	454	4.50%, 2/15/2036	2,000	2,060
5.07%, 8/ 1/2035 (e)	667	695	3.50%, 2/15/2039	395	342

5.70%, 2/ 1/2036 (e)	246	258			15,637

3.50%, 3/ 1/2036 (e)	808	828	U.S. Treasury Inflation-Indexed Obligations (0.98%)
6.50%, 4/ 1/2036	173	185	2.00%, 1/15/2014	3,087	3,158

6.00%, 5/ 1/2036	199	209	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.50%, 8/ 1/2036	257	274	AGENCY OBLIGATIONS	$ 141,104

6.50%, 8/ 1/2036	478	510	SHORT TERM INVESTMENTS (2.04%)
5.48%, 1/ 1/2037 (e)	2,190	2,223	Commercial Paper (2.04%)
6.50%, 1/ 1/2037	474	505	Investment in Joint Trading Account; Federal
5.50%, 2/ 1/2037	111	115	Home Loan Bank Discount Notes
6.00%, 4/ 1/2037	2,769	2,897	0.01%, 7/ 1/2009 (h)	$ 6,577 $	6,577

5.74%, 5/ 1/2037 (e)	812	855	TOTAL SHORT TERM INVESTMENTS	$ 6,577

6.16%, 5/ 1/2037 (e)	657	683
6.50%, 7/ 1/2037	287	306
6.50%, 7/ 1/2037	381	406
6.50%, 1/ 1/2038	173	184

See accompanying notes		141

     Schedule of Investments Bond & Mortgage Securities Account

June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the account as of the period end were as follows:
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.80%)			Unrealized Appreciation	$ 9,617
Diversified Banking Institutions (4.80%)			Unrealized Depreciation	(68,674)

Investment in Joint Trading Account; Bank			Net Unrealized Appreciation (Depreciation)	(59,057)
of America Repurchase Agreement; 0.05%			Cost for federal income tax purposes	454,812
dated 06/30/09 maturing 07/01/09			All dollar amounts are shown in thousands (000's)
(collateralized by Sovereign Agency
Issues; $7,188,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 7,047 $	7,047	Portfolio Summary (unaudited)

Investment in Joint Trading Account; Credit			Sector	Percent

Suisse Repurchase Agreement; 0.02%			Mortgage Securities	58.21%
dated 06/30/09 maturing 07/01/09			Financial	21.83%
(collateralized by US Treasury Note;			Communications	9.01%
$2,875,000; 0.88%; dated 03/31/11)	2,819	2,819	Asset Backed Securities	6.41%
Investment in Joint Trading Account;			Consumer, Non-cyclical	6.35%
Deutsche Bank Repurchase Agreement;			Government	6.24%
0.08% dated 06/30/09 maturing 07/01/09			Consumer, Cyclical	3.82%
(collateralized by Sovereign Agency			Energy	3.42%
Issues; $2,875,000; 3.12% - 4.63%; dated			Utilities	2.64%
12/06/10 - 10/10/12)	2,819	2,819	Basic Materials	2.44%
			Industrial	1.58%
Investment in Joint Trading Account;			Technology	0.51%
Morgan Stanley Repurchase Agreement;			Diversified	0.17%
0.03% dated 06/30/09 maturing 07/01/09			Liabilities in Excess of Other Assets, Net	(22.63%)

(collateralized by Sovereign Agency
Issues; $2,875,000; 2.38% - 5.00%; dated			TOTAL NET ASSETS	100.00%

02/25/11-06/25/14)	2,819	2,819	Other Assets Summary (unaudited)

		15,504
			Asset Type	Percent

TOTAL REPURCHASE AGREEMENTS	$ 15,504		Credit Default Swaps	0.58%

Total Investments	$ 395,755
Liabilities in Excess of Other Assets, Net - (22.63)%		(73,044)

TOTAL NET ASSETS - 100.00%	$ 322,711

(a)	Non-Income Producing Security

(b)	Security is Illiquid

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,368 or 1.66% of net assets.

(d)	Security purchased on a when-issued basis.

(e)	Variable Rate. Rate shown is in effect at June 30, 2009.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $36,397 or 11.28% of net assets.

(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)	Rate shown is the discount rate.

See accompanying notes

142

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2009 (unaudited)

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013 $	445	$ (68)
Barclays Bank	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	712	(101)
Barclays Bank	CDX.NA.IG.12	Buy	(1.00)%	06/20/2014	3,500	(31)
Deutsche Bank	CMBX.NA.AAA.4	Sell	0.35%	02/17/2051	1,250	46
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	1,335	(192)
Goldman Sachs	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	2,848	(445)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	2,670	(370)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	1,335	(190)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	1,335	(204)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	712	(102)
Morgan Stanley	CDX.NA.HY.11	Buy	(5.00)%	12/20/2013	712	(102)
UBS AG	CDX.NA.IG.12	Buy	(1.00)%	06/20/2014	3,500	(19)

All dollar amounts are shown in thousands (000's)

See accompanying notes

143

Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.65%)			COMMON STOCKS (continued)
Advertising Sales (0.27%)			Auto - Car & Light Trucks (continued)
Teleperformance	25,928 $	791	Tofas Turk Otomobil Fabrikasi AS	31,990 $	55
			Toyota Motor Corp	81,833	3,095

Advertising Services (0.32%)					8,109

Aegis Group PLC	72,393	110
Publicis Groupe	27,899	854	Auto/Truck Parts & Equipment - Original (0.86%)

		964	Denso Corp	43,700	1,120

			GKN PLC	37,512	77
Aerospace & Defense (0.34%)			Hyundai Mobis	1,385	121
Meggitt PLC	31,053	81	Koito Manufacturing Co Ltd	5,991	72
MTU Aero Engines Holding AG	25,677	938	Nifco Inc/Japan	4,900	76

		1,019	Sumitomo Electric Industries Ltd	88,500	992

Aerospace & Defense Equipment (0.26%)			Takata Corp	6,000	95

Cobham PLC	271,596	774			2,553

			Auto/Truck Parts & Equipment - Replacement (0.03%)
Agricultural Chemicals (1.05%)
			Xinyi Glass Holdings Co Ltd	92,000	79
Agruim Inc (a)	23,800	951
Syngenta AG	9,314	2,167	Batteries & Battery Systems (0.05%)

		3,118	Simplo Technology Co Ltd	35,000	140

Agricultural Operations (0.60%)
Golden Agri-Resources Ltd - Rights (a)(b)(c)	427,332	58	Beverages - Wine & Spirits (0.03%)
Golden Agri-Resources Ltd	2,513,720	655	Davide Campari-Milano SpA	9,875	79
Indofood Agri Resources Ltd (a)	103,000	86
			Brewery (0.84%)
Wilmar International Ltd	288,000	994	Anheuser-Busch InBev NV	60,235	2,184

		1,793	Cia de Bebidas das Americas ADR	4,968	322

Airlines (0.06%)					2,506

Air China Ltd	198,000	96
			Building - Heavy Construction (1.30%)
easyJet PLC (a)	17,832	80	ACS Actividades de Construccion y

		176	Servicios SA	30,391	1,543

Airport Development & Maintenance (0.06%)			Aecon Group Inc	7,100	70
Beijing Capital International Airport Co Ltd	258,000	180	Daelim Industrial Co Ltd	5,277	254
			Hyundai Engineering & Construction Co Ltd	2,893	121
Apparel Manufacturers (0.03%)			Mota Engil SGPS SA	10,135	46
Benetton Group SpA	9,081	80	NCC AB	9,079	79
			Nippo Corp	8,996	83
Applications Software (0.37%)			Obrascon Huarte Lain SA	3,242	64
Check Point Software Technologies Ltd (a)	6,254	147	Tecnicas Reunidas SA	2,111	100
NSD Co Ltd	5,800	59	Vinci SA	33,191	1,498

Sage Group PLC	299,080	878			3,858

		1,084

			Building - Maintenance & Service (0.25%)
Audio & Video Products (0.46%)			Babcock International Group	93,455	741
Sony Corp	52,100	1,359
			Building - Residential & Commercial (0.35%)
Auto - Car & Light Trucks (2.73%)			Berkeley Group Holdings PLC (a)	29,972	397
Dongfeng Motor Group Co Ltd	229,920	193	Corp GEO SAB de CV (a)	86,500	167
Ford Otomotiv Sanayi AS	21,730	84	Gafisa SA	5,833	48
Honda Motor Co Ltd	92,700	2,550	Persimmon PLC	74,740	432

Hyundai Motor Co	3,387	196			1,044

Nissan Motor Co Ltd	187,900	1,140
Suzuki Motor Corp	35,500	796	Building & Construction - Miscellaneous (0.63%)
			Balfour Beatty PLC	166,753	850

See accompanying notes		144

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building & Construction - Miscellaneous			Coal (0.25%)
(continued)			Banpu Public Co Ltd (a)	16,100 $	159
China Communications Construction Co Ltd	51,000 $	59	China Shenhua Energy Co Ltd	38,500	140
Hochtief AG	17,472	883	Tambang Batubara Bukit Asam Tbk PT	212,500	240
Maeda Corp	3,868	15	Yanzhou Coal Mining Co Ltd	139,999	192

United Group Ltd	9,060	75			731

		1,882

			Commercial Banks (10.13%)
Building Products - Cement & Aggregate (0.98%)			ABSA Group Ltd	9,481	135
Adelaide Brighton Ltd	56,662	102	Asya Katilim Bankasi AS (a)	45,036	62
Anhui Conch Cement Co Ltd	32,000	199	Axis Bank Ltd	20,794	360
Cemex SAB de CV (a)	101,829	95	Banco do Brasil SA	15,257	165
CRH PLC	55,726	1,281	Banco Santander SA	337,255	4,077
Grasim Industries Ltd (a)	4,295	209	Bangkok Bank Public Co (a)	18,900	62
Italcementi SpA	40,232	461	Bank Mandiri Tbk PT	726,000	225
Sumitomo Osaka Cement Co Ltd	22,000	48	Bank of China Ltd	1,890,000	895
Taiheiyo Cement Corp	299,000	512	Bank of Montreal (a)	39,600	1,669

		2,907	Bank Rakyat Indonesia	487,500	299

Building Products - Wood (0.02%)			Bankinter SA	5,774	68
China Grand Forestry Green Resources			Busan Bank	23,780	162
Group Ltd (a)	1,020,000	53	Canadian Western Bank	5,500	80
			China Construction Bank Corp	1,140,183	878
Cable/Satellite TV (0.24%)
Jupiter Telecommunications Co Ltd	854	648	Danske Bank A/S	56,400	973
SKY Perfect JSAT Holdings Inc	142	54	DBS Group Holdings Ltd	165,000	1,338

		702	DnB NOR ASA	167,800	1,282

			Fukuoka Financial Group Inc	167,000	747
Casino Services (0.02%)			ICICI Bank Ltd ADR	8,397	248
Mars Engineering Corp	1,700	49	Industrial and Commercial Bank of China Ltd	1,234,000	855
			Intesa Sanpaolo SpA	251,223	812
Cellular Telecommunications (2.07%)
			Komercni Banka AS	1,030	142
Advanced Info Service PCL (a)(b)	49,300	130
			Korea Exchange Bank	20,060	155
America Movil SAB de CV ADR	22,093	855
			Malayan Banking Bhd	240,000	402
China Mobile Ltd	76,785	769
			National Bank of Canada	30,300	1,400
MTN Group Ltd	21,989	338
			National Bank of Greece SA	44,687	1,240
SK Telecom Co Ltd	550	75
			OTP Bank Plc	9,842	178
Vimpel-Communications ADR	6,358	75
			Oversea-Chinese Banking Corp Ltd	281,000	1,290
Vivo Participacoes SA ADR	6,122	116
			Royal Bank of Canada (a)	53,500	2,188
Vodacom Group Pty Ltd (a)	14,535	108
			Sberbank	182,890	229
Vodafone Group PLC	1,893,632	3,683

			Seven Bank Ltd	35	92
		6,149

			Siam Commercial Bank Public (a)	31,300	69
Chemicals - Diversified (0.06%)			Standard Bank Group Ltd	19,552	225
Hanwha Chem Corp	2,350	19	Standard Chartered PLC	78,580	1,477
Nippon Kayaku Co Ltd	12,791	88	State Bank of India Ltd	9,843	700
Nippon Soda Co Ltd	17,000	76	Sumitomo Mitsui Financial Group Inc	35,600	1,440

		183	Suruga Bank Ltd	101,000	966

Chemicals - Specialty (0.03%)			Swedbank AB	48,400	283
Lintec Corp	5,310	92	Sydbank A/S	2,965	68
			Taiwan Cooperative Bank (a)	379,000	217
Circuit Boards (0.30%)			Turkiye Halk Bankasi AS	44,952	176
Ibiden Co Ltd	31,400	880	Turkiye Vakiflar Bankasi Tao	188,675	282
			United Overseas Bank Ltd	133,000	1,342

See accompanying notes

145

     Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Financial Services (continued)
VTB Bank OJSC	39,460 $	87	Yuanta Financial Holding Co Ltd	131,000 $	88

		30,040			503

Commercial Services (0.30%)			Diversified Manufacturing Operations (0.21%)
Intertek Group PLC	51,307	883	Charter International PLC	7,180	51
			Cookson Group PLC	26,500	114
Commercial Services - Finance (0.01%)			Smiths Group PLC	32,143	372
Companhia Brasileira de Meios de Pagamento	4,928	42	Ten Cate NV	3,090	75

(a)
					612

Computer Data Security (0.26%)			Diversified Minerals (3.12%)
Gemalto NV (a)	22,475	781	Anglo American PLC	56,391	1,648
			Anglo American PLC	10,799	314
Computer Services (0.41%)			BHP Billiton Ltd	134,833	3,694
CGI Group Inc (a)	106,500	947	BHP Billiton PLC	62,374	1,406
CSK Holdings Corp	10,100	48	Pan Australian Resources Ltd (a)	216,857	62
Infosys Technologies Ltd ADR	5,885	216	Xstrata PLC	195,701	2,127

		1,211			9,251

Computers (0.24%)			Diversified Operations (1.60%)
Acer Inc	83,195	144	Groupe Bruxelles Lambert SA	18,110	1,327
Compal Electronics Inc	232,000	188	Hutchison Whampoa Ltd	215,000	1,399
HTC Corp	12,000	169	LG Corp	6,123	291
Wincor Nixdorf AG	1,269	71	Mitie Group PLC	29,097	103
Wistron Corp	94,000	155	Noble Group Ltd	1,115,200	1,390

		727	Shanghai Industrial Holdings Ltd	56,000	225

Computers - Peripheral Equipment (0.04%)					4,735

Lite-On Technology Corp	150,000	130	E-Commerce - Services (0.42%)
Consulting Services (0.05%)			Rakuten Inc	2,057	1,240
Bureau Veritas SA	2,763	136	Electric - Generation (0.09%)
Distribution & Wholesale (0.27%)			Huaneng Power International Inc	387,884	272
Inchcape PLC	2,574,898	806	Electric - Integrated (3.19%)
Diversified Banking Institutions (5.92%)			Atco Ltd	4,400	149
Barclays PLC	482,411	2,242	Centrais Eletricas Brasileiras SA (a)	10,791	140
BNP Paribas	44,627	2,910	E.ON AG	66,536	2,363
Credit Agricole SA	56,231	705	Emera Inc	28,300	529
Credit Suisse Group AG	51,978	2,381	Empresa Nacional de Electricidad SA/Chile	120,835	200
Deutsche Bank AG	26,219	1,595	Enel SpA	211,650	1,033
HSBC Holdings PLC	471,816	3,931	GDF Suez	41,358	1,548
Mitsubishi UFJ Financial Group Inc	395,600	2,443	Hokuriku Electric Power Co	23,900	547
Natixis	281,240	547	Okinawa Electric Power Co Inc/The	800	43
UBS AG	65,034	799	Public Power Corp SA	44,445	917

		17,553	Reliance Infrastructure Ltd	8,555	213

			RWE AG	21,347	1,690
Diversified Financial Services (0.17%)			Tenaga Nasional BHD	43,800	95
KB Financial Group Inc ADR	5,948	198	TGK-2 (c)	1,600	-

Korea Investment Holdings Co Ltd	4,550	130			9,467

Mega Financial Holding Co Ltd	191,000	87

See accompanying notes

146

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Transmission (0.26%)			Finance - Credit Card (0.03%)
Terna Rete Elettrica Nazionale SpA	232,291 $	775	Redecard SA	6,444 $	99

Electric Products - Miscellaneous (0.19%)			Finance - Investment Banker & Broker (1.40%)
LG Electronics Inc	4,677	427	Daishin Securities Co Ltd	3,960	48
Vossloh AG	1,139	137	Daiwa Securities Group Inc	144,000	856

		564	ICAP PLC	144,504	1,076

Electronic Components - Miscellaneous (0.66%)			KGI Securities Co Ltd	214,000	97
AU Optronics Corp	173,000	167	KIWOOM Securities Co Ltd	3,556	138
Chemring Group PLC	3,609	129	Mediobanca SpA	68,568	817
CMK Corp/Japan	7,400	73	Nomura Holdings Inc	132,300	1,117

Hon Hai Precision Industry Co Ltd	100,470	308			4,149

Hosiden Corp	6,700	86	Finance - Other Services (0.13%)
LG Display Co Ltd	4,430	111	BM&FBOVESPA SA	51,821	310
Nihon Dempa Kogyo Co Ltd	2,700	57	London Stock Exchange Group PLC	5,623	65

Nippon Electric Glass Co Ltd	91,000	1,017			375

		1,948	Fisheries (0.25%)

Electronic Components - Semiconductors (0.93%)			Nippon Suisan Kaisha Ltd	29,700	78
Chartered Semiconductor Manufacturing Ltd	44,700	63	Toyo Suisan Kaisha Ltd	32,000	659

(a)					737

MediaTek Inc	24,000	285
Megachips Corp	3,200	73	Food - Catering (0.34%)
Rohm Co Ltd	14,300	1,043	Compass Group PLC	181,109	1,022
Samsung Electronics Co Ltd	2,652	1,226	Food - Miscellaneous/Diversified (1.79%)
Shinko Electric Industries Co Ltd	5,400	67	Fuji Oil Co Ltd	9,300	108

		2,757	Maruha Nichiro Holdings Inc	38,000	57

Electronic Parts Distribution (0.05%)			Nestle SA	116,026	4,381
WPG Holdings Co Ltd	148,000	146	Unilever NV	25,782	624
			Uni-President Enterprises Corp	96,000	99
Engineering - Research & Development Services (0.41%)			Viscofan SA	2,202	47

COMSYS Holdings Corp	10,000	110			5,316

Imtech NV	4,914	96
Larsen & Toubro Ltd (b)	3,840	125	Food - Retail (1.16%)
Toyo Engineering Corp	29,000	98	Colruyt SA	3,203	732
WorleyParsons Ltd	42,075	802	Jeronimo Martins SGPS SA	11,105	76

		1,231	Koninklijke Ahold NV	146,369	1,687

			WM Morrison Supermarkets PLC	239,468	935

Enterprise Software & Services (0.89%)					3,430

Autonomy Corp PLC (a)	70,852	1,679
IT Holdings Corp	3,600	64	Forestry (0.22%)
Micro Focus International PLC	12,230	76	Sino-Forest Corp (a)	62,400	665
Software AG	10,696	757	Gas - Distribution (0.15%)
Temenos Group AG (a)	3,251	55	Canadian Utilities Ltd	13,800	450

		2,631

Entertainment Software (0.26%)			Gold Mining (1.86%)
Capcom Co Ltd	42,800	770	Barrick Gold Corp. (a)	41,618	1,401
			Franco-Nevada Corp	2,800	67
Finance - Consumer Loans (0.03%)			Harmony Gold Mining Co Ltd (a)	21,988	227
Provident Financial PLC	6,431	84	IAMGOLD Corp (a)	72,825	737
			Lihir Gold Ltd (a)	535,923	1,255
			Newcrest Mining Ltd	63,435	1,550

See accompanying notes		147

Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (continued)			Medical - Biomedical/Gene (0.36%)
Red Back Mining Inc (a)	14,765 $	129	CSL Ltd/Australia	39,974 $	1,033
Zijin Mining Group Co Ltd	152,000	137	Genmab A/S (a)	1,325	46

		5,503			1,079

Import & Export (2.08%)			Medical - Drugs (5.62%)
ITOCHU Corp	230,000	1,596	Actelion Ltd (a)	16,970	889
Marubeni Corp	248,000	1,097	AstraZeneca PLC	56,385	2,486
Mitsubishi Corp	91,300	1,685	China Pharmaceutical Group Ltd	223,890	115
Sumitomo Corp	176,200	1,791	Chugai Pharmaceutical Co Ltd	43,200	822

		6,169	Cipla Ltd/India	8,061	43

Industrial Gases (0.04%)			Dr Reddys Laboratories Ltd	13,618	222
Air Water Inc	10,000	109	GlaxoSmithKline PLC	69,622	1,230
			Grifols SA	40,174	713
Instruments - Controls (0.02%)			Hisamitsu Pharmaceutical Co Inc	20,800	646
Rotork PLC	5,263	72	Kyorin Co Ltd	4,000	61
			Miraca Holdings Inc	5,000	122
Internet Application Software (0.05%)			Novartis AG	33,385	1,359
Tencent Holdings Ltd	13,444	156	Novo Nordisk A/S	23,708	1,291
			Roche Holding AG	27,453	3,740
Internet Content - Entertainment (0.03%)			Sanofi-Aventis SA	37,113	2,193
Shanda Interactive Entertainment Ltd ADR (a)	1,569	82
			Shire PLC	54,342	750

Internet Content - Information & News (0.03%)					16,682

Kakaku.com Inc	23	87	Medical - Generic Drugs (0.17%)
			Teva Pharmaceutical Industries Ltd ADR	9,368	462
Investment Companies (0.35%)			Towa Pharmaceutical Co Ltd	1,100	55

Investor AB	60,707	939			517

Kinnevik Investment AB	9,140	94

		1,033	Medical - Hospitals (0.03%)

			Rhoen Klinikum AG	3,863	85
Investment Management & Advisory Services (0.03%)
Azimut Holding SpA	7,997	76	Medical - Nursing Homes (0.04%)
			Orpea (a)	2,637	117
Leisure & Recreation Products (0.03%)
Fields Corp	59	80	Medical - Wholesale Drug Distribution (0.03%)
			Alapis Holding Industrial and Commercial
Life & Health Insurance (0.41%)			SA of Pharmaceutical Chemical & Organic
Cathay Financial Holding Co Ltd	276,000	406	Products	63,357	90
China Life Insurance Co Ltd	152,000	559
Sanlam Ltd	114,403	256	Medical Products (0.07%)

		1,221	Nipro Corp	2,989	61

			SSL International PLC	15,625	134

Machinery - Construction & Mining (0.02%)					195

Danieli & Co SpA	3,652	62
			Metal - Copper (0.47%)
Machinery - Farm (0.39%)			Antofagasta PLC	28,731	279
Kubota Corp	139,000	1,145	Inmet Mining Corp	20,600	756
			Quadra Mining Ltd (a)	9,200	69
Machinery - General Industry (0.35%)			Sterlite Industries India Ltd ADR	24,054	299

Kone OYJ	29,971	921			1,403

STX Engine Co Ltd	5,390	114

			Metal - Diversified (1.13%)

		1,035	Boliden AB	17,741	134

			KGHM Polska Miedz SA	19,335	497

See accompanying notes		148

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (continued)			Oil & Gas Drilling (0.50%)
MMC Norilsk Nickel ADR	25,487 $	232	Noble Corp	24,610 $	744
Pacific Metals Co Ltd	8,000	62	Transocean Ltd (a)	9,755	725

Rio Tinto Ltd - Rights (a)(b)	24,594	467			1,469

Rio Tinto Ltd	46,846	1,957	Oil Company - Exploration & Production (2.54%)

		3,349	Addax Petroleum Corp	21,400	908

Metal - Iron (0.03%)			Australian Worldwide Exploration Ltd	43,351	89
Mount Gibson Iron Ltd (a)	101,687	73	Baytex Energy Trust (a)	5,800	98
Novolipetsk Steel OJSC (a)	607	13	Canadian Natural Resources (a)	33,600	1,768

		86	CNOOC Ltd	309,000	381

Metal Processors & Fabrication (0.07%)			EnCana Corp (a)	35,258	1,748
Aurubis AG	1,836	54	Gazprom OAO (a)(b)(d)	3,832	194
Jiangxi Copper Co Ltd	32,000	52	Gazprom OAO (a)	32,859	666
TK Corp	3,857	95	Premier Oil PLC (a)	5,435	98

		201	Talisman Energy (a)	102,000	1,465

			TriStar Oil and Gas Ltd (a)	12,000	113

Miscellaneous Manufacturers (0.02%)					7,528

Faiveley SA	846	65
			Oil Company - Integrated (6.90%)
Mortgage Banks (0.05%)			BG Group PLC	175,400	2,954
Home Capital Group Inc	5,700	148	BP PLC	369,674	2,921
			China Petroleum & Chemical Corp	764,000	578
Multi-Line Insurance (2.22%)			ENI SpA	116,103	2,754
ACE Ltd	21,180	937	Lukoil OAO ADR	13,101	586
Allianz SE	11,860	1,090	PetroChina Co Ltd	375,199	415
AXA SA	43,261	819	Petroleo Brasileiro SA ADR	47,865	1,961
Baloise Holding AG	15,456	1,149	Rosneft Oil Co	97,452	532
CNP Assurances	9,263	886	Royal Dutch Shell PLC - A Shares	87,716	2,200
Zurich Financial Services	9,609	1,699	Royal Dutch Shell PLC - B Shares	54,479	1,372

		6,580	Sasol Ltd	3,593	126

Multimedia (0.71%)			Tatneft ADR	3,831	94
Informa PLC	19,988	72	Total SA	73,049	3,959

Vivendi	48,943	1,175			20,452

WPP PLC	127,202	846	Oil Refining & Marketing (0.56%)

		2,093	DCC Plc	5,447	112

Non-Ferrous Metals (0.05%)			Nippon Mining Holdings Inc	157,000	811
Korea Zinc Co Ltd	1,450	157	Reliance Industries Ltd (a)(d)	4,781	399
			SK Energy Co Ltd	928	74
Office Automation & Equipment (0.71%)			SK Holdings Co Ltd	2,960	246
Canon Inc	44,300	1,447	Tupras-Turkiye Petrol Rafinerileri AS	2,536	31

Neopost SA	7,290	656			1,673

		2,103

			Paper & Related Products (0.35%)
Oil - Field Services (0.71%)			Lee & Man Paper Manufacturing Ltd	53,600	52
Bourbon SA	2,413	95	Nine Dragons Paper Holdings Ltd	251,000	165
China Oilfield Services Ltd	228,000	246	Svenska Cellulosa AB	77,500	816

Fred Olsen Energy ASA	2,700	92			1,033

Maire Tecnimont SpA	24,295	80
			Petrochemicals (0.10%)
Petrofac Ltd	87,153	962
			Honam Petrochemical Corp	1,536	92
Technip SA	12,703	626

			LG Chem Ltd	1,422	155
		2,101

See accompanying notes

149

     Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Petrochemicals (continued)			Real Estate Operator & Developer (continued)
PTT Chemical PLC (a)(b)	32,200 $	49	Sun Hung Kai Properties Ltd	110,000 $	1,366

		296			4,793

Pharmacy Services (0.02%)			Reinsurance (0.91%)
SXC Health Solutions Corp (a)	2,800	71	Hannover Rueckversicherung AG	21,490	789
			Korean Reinsurance Co	27,850	257
Platinum (0.07%)			Muenchener Rueckversicherungs AG	12,152	1,641

Impala Platinum Holdings Ltd	10,013	222			2,687

Printing - Commercial (0.28%)			REITS - Diversified (0.11%)
Toppan Printing Co Ltd	82,000	826	Champion REIT	215,000	70
			Fonciere Des Regions	768	58
Property & Casualty Insurance (1.80%)			Suntec Real Estate Investment Trust	139,238	83
Admiral Group PLC	4,426	64	Wereldhave NV	1,478	110

Amlin PLC	109,223	545			321

Beazley PLC	57,502	92
			REITS - Office Property (0.28%)
Catlin Group Ltd	11,524	61	Commonwealth Property Office Fund	181,855	121
Hiscox Ltd	17,712	84	Nippon Building Fund Inc	82	701

Lancashire Holdings Ltd	10,913	84			822

Mitsui Sumitomo Insurance Group Holdings
Inc	56,900	1,489	REITS - Shopping Centers (0.04%)
PICC Property & Casualty Co Ltd	108,000	74	Vastned Retail NV	2,168	108
RSA Insurance Group PLC	542,415	1,077
Tokio Marine Holdings Inc	64,700	1,776	REITS - Storage (0.02%)

		5,346	Big Yellow Group PLC	12,065	68

Protection - Safety (0.02%)			Retail - Apparel & Shoe (0.56%)
Nohmi Bosai Ltd	6,000	53	Aoyama Trading Co Ltd	4,100	71
			Fast Retailing Co Ltd	9,364	1,221
Public Thoroughfares (0.36%)			Point Inc	1,140	61
Atlantia SpA	45,754	926	Truworths International Ltd	62,130	298

Zhejiang Expressway Co Ltd	196,000	155			1,651

		1,081

			Retail - Automobile (0.09%)
Real Estate Management & Services (0.58%)			PT Astra International Tbk	120,000	279
Fabege AB	19,189	65
Mitsubishi Estate Co Ltd	90,000	1,494	Retail - Bookstore (0.06%)
Nexity	2,859	86	Culture Convenience Club Co Ltd	8,200	70
PSP Swiss Property AG (a)	1,817	87	WH Smith PLC	17,014	117

		1,732			187

Real Estate Operator & Developer (1.62%)			Retail - Building Products (0.45%)
Africa Israel Investments Ltd	5,005	85	Kingfisher PLC	430,178	1,262
Agile Property Holdings Ltd	110,000	157	Travis Perkins PLC	8,025	70

Brookfield Asset Management Inc (a)	68,104	1,165			1,332

Great Eagle Holdings Ltd	28,000	59
			Retail - Computer Equipment (0.03%)
Mitsui Fudosan Co Ltd	73,000	1,266
			Game Group PLC	32,757	89
Rossi Residencial SA	63,500	267
Shenzhen Investment Ltd	282,000	117	Retail - Consumer Electronics (0.08%)
Shimao Property Holdings Ltd	76,000	146	JB Hi-Fi Ltd	10,371	128
Shun Tak Holdings Ltd	156,000	97	K's Holdings Corp	4,500	117

Sino-Ocean Land Holdings Ltd	59,500	68			245

See accompanying notes

150

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (0.03%)			Steel - Producers (1.10%)
Alimentation Couche Tard Inc	6,700 $	81	ArcelorMittal	37,531 $	1,242
			China Steel Corp	186,000	159
Retail - Home Furnishings (0.44%)			Evraz Group SA (b)	18,168	345
Nitori Co Ltd	18,572	1,315	Godo Steel Ltd	27,000	81
			JSW Steel Ltd	12,600	161
Retail - Hypermarkets (0.04%)
			Kyoei Steel Ltd	2,300	65
Magnit OAO	11,888	106
			POSCO ADR	6,402	529
Retail - Major Department Store (0.06%)			Tokyo Steel Manufacturing Co Ltd	46,595	567
Lotte Shopping Co Ltd	913	187	Tung Ho Steel Enterprise Corp	131,000	125

					3,274

Retail - Miscellaneous/Diversified (0.04%)			Sugar (0.02%)
Dufry South America Ltd	9,300	116	Cosan SA Industria e Comercio (a)	7,552	55

Retail - Pubs (0.03%)			Telecommunication Equipment (0.02%)
Enterprise Inns PLC	41,373	85	Oki Electric Industry Co Ltd	47,000	50

Retail - Restaurants (0.05%)			Telecommunication Services (0.83%)
McDonald's Holdings Co Japan Ltd	4,569	85	China Communications Services Corp Ltd	183,884	113
Saizeriya Co Ltd	4,700	69	China Telecom Corp Ltd	452,000	224

		154	Chunghwa Telecom Co Ltd	87,000	174

Rubber - Tires (0.02%)			Indosat Tbk PT	250,489	122
Yokohama Rubber Co Ltd/The	13,000	64	Singapore Telecommunications Ltd	633,000	1,306
			Telefonica O2 Czech Republic AS	8,814	201
Satellite Telecommunications (0.54%)			Telekomunikasi Indonesia Tbk PT	306,000	226
Eutelsat Communications	31,607	818	Telenet Group Holding NV (a)	4,758	101

Inmarsat PLC	85,856	772			2,467

		1,590

			Telephone - Integrated (2.75%)
Schools (0.33%)			France Telecom SA	19,860	452
Benesse Corp	24,400	978	Koninklijke (Royal) KPN NV	103,139	1,423
			KT Corp	1,750	51
Security Services (0.45%)
G4S PLC	355,879	1,226	Magyar Telekom Telecommunications PLC	41,089	121
Prosegur Cia de Seguridad SA	3,104	100	Philippine Long Distance Telephone Co	2,410	120

		1,326	Softbank Corp	64,700	1,260

			Tele Norte Leste Participacoes SA	6,979	111
Semiconductor Component - Integrated Circuits (0.31%)			Telecom Italia SpA	795,403	1,103
Siliconware Precision Industries Co	242,000	280	Telefonica SA	142,243	3,230
Taiwan Semiconductor Manufacturing Co Ltd	387,205	635	Telefonos de Mexico SAB de CV ADR	12,859	208

		915	Telkom SA Ltd	14,535	72

Semiconductor Equipment (0.36%)					8,151

Aixtron AG	3,867	47	Tobacco (1.26%)
ASML Holding NV	46,493	1,008	British American Tobacco PLC	70,553	1,947

		1,055	Imperial Tobacco Group PLC	55,847	1,454

Shipbuilding (0.07%)			KT&G Corp	3,311	187
Samsung Heavy Industries Co Ltd	9,390	212	Souza Cruz SA (a)	5,100	146

					3,734

Soap & Cleaning Products (0.51%)
			Toys (0.49%)
Reckitt Benckiser Group PLC	33,158	1,514
			Nintendo Co Ltd	5,300	1,467

See accompanying notes

151

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)
Transport - Marine (0.16%)			Steel - Producers (0.13%)
Inui Steamship Co Ltd	11,300 $	83	Gerdau SA	6,572 $	69
Sincere Navigation	97,000	109	Usinas Siderurgicas de Minas Gerais SA	14,609	313

Songa Offshore SE (a)	22,000	72			382

U-Ming Marine Transport Corp	107,000	208

			TOTAL PREFERRED STOCKS		$ 2,187

		472

				Principal
Transport - Rail (0.76%)				Amount	Value
Ansaldo STS SpA	3,810	70		(000's)	(000's)

Construcciones y Auxiliar de Ferrocarriles SA	168	76	SHORT TERM INVESTMENTS (0.15%)
East Japan Railway Co	20,900	1,258	Commercial Paper (0.15%)
MTR Corp	283,500	847	Investment in Joint Trading Account; Federal

		2,251	Home Loan Bank Discount Notes

			0.01%, 7/ 1/2009 (e)	$ 452 $	451

Transport - Services (0.32%)
Koninklijke Vopak NV (a)	2,858	143	TOTAL SHORT TERM INVESTMENTS		$ 451

Viterra Inc (a)	91,931	798	REPURCHASE AGREEMENTS (0.36%)

		941	Diversified Banking Institutions (0.36%)

			Investment in Joint Trading Account; Bank
Transport - Truck (0.02%)			of America Repurchase Agreement; 0.05%
Hitachi Transport System Ltd	5,861	68	dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Travel Services (0.05%)			Issues; $494,000; 0.00% - 6.25%; dated
HIS Co Ltd	4,200	92	07/10/09 - 02/16/17)	$ 484 $	484
Thomas Cook Group PLC	17,868	61	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.02%

		153	dated 06/30/09 maturing 07/01/09

Venture Capital (0.26%)			(collateralized by US Treasury Note;
3i Group PLC	195,302	781	$197,000; 0.88%; dated 03/31/11)	193	193
			Investment in Joint Trading Account;
Water (0.08%)			Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09
Cia de Saneamento Basico do Estado de Sao			(collateralized by Sovereign Agency
Paulo (a)	8,255	123	Issues; $197,000; 3.12% - 4.63%; dated
Northumbrian Water Group PLC	30,755	126	12/06/10 - 10/10/12)	194	194

		249	Investment in Joint Trading Account;

			Morgan Stanley Repurchase Agreement;
Wireless Equipment (0.30%)			0.03% dated 06/30/09 maturing 07/01/09
Nokia OYJ	60,537	887	(collateralized by Sovereign Agency

TOTAL COMMON STOCKS	$ 292,556		Issues; $197,000; 2.38% - 5.00%; dated

			02/25/11-06/25/14)	194	194

PREFERRED STOCKS (0.74%)					1,065

Commercial Banks (0.16%)
Itau Unibanco Holding SA	30,267	477	TOTAL REPURCHASE AGREEMENTS		$ 1,065

			Total Investments		$ 296,259
Diversified Minerals (0.34%)			Other Assets in Excess of Liabilities, Net - 0.10%		296

Vale SA	65,144	1,001	TOTAL NET ASSETS - 100.00%		$ 296,555

Electric - Distribution (0.05%)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	7,920	139

Investment Companies (0.06%)
Bradespar SA	14,080	183
Lereko Mobility Pty Ltd (a)	1,113	5

		188

See accompanying notes

152

     Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

(a) Non-Income Producing Security		Portfolio Summary (unaudited)

(b) Market value is determined in accordance with procedures established in		Country	Percent

good faith by the Board of Directors. At the end of the period, the value		Japan	18.93%
of these securities totaled $1,368 or 0.46% of net assets.		United Kingdom	17.09%
(c) Security is Illiquid		Switzerland	7.89%
(d) Security exempt from registration under Rule 144A of the Securities Act		France	7.34%
of 1933. These securities may be resold in transactions exempt from		Canada	6.65%
registration, normally to qualified institutional buyers. Unless otherwise		Germany	4.09%
indicated, these securities are not considered illiquid. At the end of the		Australia	3.42%
period, the value of these securities totaled $593 or 0.20% of net assets.		Spain	3.38%
(e) Rate shown is the discount rate.		Italy	3.08%
		Netherlands	2.98%
		Hong Kong	2.47%
Unrealized Appreciation (Depreciation)		Singapore	2.43%
The net federal income tax unrealized appreciation (depreciation) and federal tax cost		China	2.35%
of investments held by the account as of the period end were as follows:		Brazil	2.05%
		Korea, Republic Of	2.03%
Unrealized Appreciation	$ 27,614	Taiwan, Province Of China	1.52%
		Belgium	1.46%
Unrealized Depreciation	(48,088)	India	1.08%

Net Unrealized Appreciation (Depreciation)	(20,474)	Russian Federation	0.95%
Cost for federal income tax purposes	316,733	Sweden	0.81%
All dollar amounts are shown in thousands (000's)		Denmark	0.80%
		United States	0.76%
		Greece	0.76%
		South Africa	0.68%
		Finland	0.61%
		Luxembourg	0.54%
		Norway	0.49%
		Ireland	0.47%
		Indonesia	0.47%
		Mexico	0.45%
		Papua New Guinea	0.42%
		Israel	0.23%
		Turkey	0.23%
		Poland	0.17%
		Malaysia	0.17%
		Thailand	0.16%
		Bermuda	0.12%
		Czech Republic	0.12%
		Hungary	0.10%
		Chile	0.07%
		Portugal	0.04%
		Philippines	0.04%
		Other Assets in Excess of Liabilities, Net	0.10%

		TOTAL NET ASSETS	100.00%

See accompanying notes

153

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.52%)			COMMON STOCKS (continued)
Aerospace & Defense (0.51%)			Diversified Banking Institutions (0.36%)
Raytheon Co	39,800 $	1,768	JP Morgan Chase & Co	37,000 $	1,262

Apparel Manufacturers (1.01%)			Diversified Manufacturing Operations (4.58%)
VF Corp	63,300	3,504	3M Co	46,200	2,776
			General Electric Co	181,200	2,124
Applications Software (2.07%)			Honeywell International Inc	79,600	2,499
Microsoft Corp	302,000	7,179	Parker Hannifin Corp	99,200	4,262
			Siemens AG ADR	60,500	4,186

Auto - Car & Light Trucks (0.91%)
					15,847

Daimler AG	86,822	3,149
			Diversified Minerals (1.28%)
Auto - Medium & Heavy Duty Trucks (0.64%)			BHP Billiton Ltd ADR	56,100	3,070
Paccar Inc	68,300	2,220	Vale SA ADR	76,400	1,347

					4,417

Auto/Truck Parts & Equipment - Original (0.42%)
Johnson Controls Inc	67,600	1,468	Electric - Integrated (6.12%)
			FPL Group Inc	154,000	8,757
Beverages - Non-Alcoholic (1.49%)			Progress Energy Inc	189,400	7,165
Coca-Cola Co/The	107,500	5,159	Xcel Energy Inc	285,500	5,256

					21,178

Beverages - Wine & Spirits (0.34%)
Diageo PLC ADR	20,400	1,168	Electric Products - Miscellaneous (1.15%)
			Emerson Electric Co	122,790	3,978
Brewery (0.44%)
Molson Coors Brewing Co	36,100	1,528	Electronic Components - Semiconductors (3.40%)
			Intel Corp	574,400	9,506
Cellular Telecommunications (0.95%)			Microchip Technology Inc	100,300	2,262

Vodafone Group PLC ADR	169,400	3,302			11,768

			Enterprise Software & Services (0.38%)
Chemicals - Diversified (0.61%)			Oracle Corp	60,800	1,302
EI Du Pont de Nemours & Co	64,500	1,652
Sociedad Quimica y Minera de Chile SA			Fiduciary Banks (3.85%)
ADR	12,700	460	Bank of New York Mellon Corp/The	306,875	8,995

		2,112	Northern Trust Corp	80,800	4,337

Commercial Banks (0.71%)					13,332

Bank of Nova Scotia	65,100	2,441	Food - Miscellaneous/Diversified (1.83%)
Commercial Services - Finance (0.61%)			Kraft Foods Inc	250,076	6,337
Automatic Data Processing Inc	59,300	2,102	Food - Retail (0.63%)
Computers (1.14%)			Safeway Inc	107,700	2,194
Hewlett-Packard Co	102,000	3,942	Food - Wholesale & Distribution (0.79%)
Consumer Products - Miscellaneous (0.54%)			Sysco Corp	122,100	2,745
Clorox Co	33,500	1,870	Forestry (0.39%)
Cosmetics & Toiletries (0.68%)			Weyerhaeuser Co	44,900	1,366
Procter & Gamble Co	46,100	2,356	Gas - Distribution (1.94%)
Distribution & Wholesale (1.31%)			Sempra Energy	135,300	6,715
Genuine Parts Co	135,094	4,534	Gold Mining (0.30%)
			Newmont Mining Corp	25,200	1,030

See accompanying notes

154

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.55%)			Oil Company - Integrated (continued)
Air Products & Chemicals Inc	29,200 $	1,886	Total SA ADR	17,900 $	971

					8,214

Investment Management & Advisory Services (1.48%)
AllianceBernstein Holding LP	60,056	1,206	Oil Refining & Marketing (0.44%)
Franklin Resources Inc	54,200	3,903	Valero Energy Corp	90,100	1,522

		5,109	Pipelines (2.27%)

Life & Health Insurance (0.38%)			Enterprise Products Partners LP	130,131	3,245
Unum Group	83,000	1,316	Kinder Morgan Energy Partners LP	46,609	2,383
			Spectra Energy Corp	131,400	2,223

Machinery - Farm (1.47%)					7,851

Deere & Co	127,100	5,078
			Regional Banks (0.78%)
Medical - Drugs (8.27%)			PNC Financial Services Group Inc	24,800	963
Abbott Laboratories	159,600	7,508	US Bancorp	97,100	1,740

Bristol-Myers Squibb Co	345,100	7,009			2,703

Merck & Co Inc/NJ	122,100	3,414	REITS - Diversified (0.25%)
Novartis AG ADR	40,600	1,656	Vornado Realty Trust	19,277	868
Schering-Plough Corp	117,300	2,946
Wyeth	133,700	6,069	REITS - Healthcare (2.06%)

		28,602	HCP Inc	166,200	3,522

			Health Care REIT Inc	106,200	3,621

Medical - Generic Drugs (1.53%)

Teva Pharmaceutical Industries Ltd ADR	107,300	5,294			7,143

			REITS - Mortgage (1.45%)
Medical Instruments (0.39%)			Annaly Capital Management Inc	330,400	5,002
Medtronic Inc	39,000	1,361
			REITS - Shopping Centers (0.63%)
Medical Products (1.66%)			Kimco Realty Corp	215,300	2,164
Becton Dickinson and Co	28,400	2,025
Johnson & Johnson	65,600	3,726	REITS - Warehouse & Industrial (0.26%)

		5,751	AMB Property Corp	47,700	897

Metal - Aluminum (0.38%)			Retail - Discount (3.10%)
Alcoa Inc	127,800	1,320	Costco Wholesale Corp	52,300	2,390
			Wal-Mart Stores Inc	172,300	8,346

Multi-Line Insurance (4.58%)

ACE Ltd	203,000	8,979			10,736

Allstate Corp/The	142,244	3,471	Retail - Drug Store (0.51%)
MetLife Inc	112,800	3,385	CVS Caremark Corp	54,900	1,750

		15,835

			Retail - Restaurants (1.68%)
Multimedia (0.83%)			McDonald's Corp	101,100	5,812
Walt Disney Co/The	122,900	2,867
			Savings & Loans - Thrifts (0.81%)
Oil Company - Exploration & Production (2.26%)			Hudson City Bancorp Inc	210,600	2,799
Enerplus Resources Fund	126,500	2,719
Penn West Energy Trust	269,900	3,436	Semiconductor Component - Integrated Circuits (1.10%)
XTO Energy Inc	44,000	1,678	Taiwan Semiconductor Manufacturing Co

		7,833	Ltd ADR	405,821	3,819

Oil Company - Integrated (2.37%)			Telecommunication Services (0.87%)
Chevron Corp	59,084	3,914	BCE Inc	145,200	3,000
Marathon Oil Corp	110,500	3,329

See accompanying notes

155

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (1.69%)
Telephone - Integrated (5.32%)			Commercial Paper (1.69%)
AT&T Inc	334,000 $	8,297	Investment in Joint Trading Account; Federal
Verizon Communications Inc	277,400	8,524	Home Loan Bank Discount Notes
Windstream Corp	190,507	1,593	0.01%, 7/ 1/2009 (a)	$ 5,855 $	5,855

		18,414	TOTAL SHORT TERM INVESTMENTS		$ 5,855

Television (1.08%)			REPURCHASE AGREEMENTS (3.99%)
CBS Corp	540,975	3,744	Diversified Banking Institutions (3.99%)
			Investment in Joint Trading Account; Bank
Toys (2.01%)			of America Repurchase Agreement; 0.05%
			dated 06/30/09 maturing 07/01/09
Mattel Inc	433,630	6,960	(collateralized by Sovereign Agency
			Issues; $6,398,000; 0.00% - 6.25%; dated
Transport - Rail (3.02%)			07/10/09 - 02/16/17)	$ 6,273 $	6,273
Norfolk Southern Corp	93,300	3,515	Investment in Joint Trading Account; Credit
Union Pacific Corp	133,200	6,934	Suisse Repurchase Agreement; 0.02%

		10,449	dated 06/30/09 maturing 07/01/09

			(collateralized by US Treasury Note;
Wireless Equipment (0.35%)			$2,559,000; 0.88%; dated 03/31/11)	2,510	2,510
Nokia OYJ ADR	82,100	1,197	Investment in Joint Trading Account;

TOTAL COMMON STOCKS	$ 330,569		Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09

PREFERRED STOCKS (0.09%)			(collateralized by Sovereign Agency
Regional Banks (0.04%)			Issues; $2,559,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	2,509	2,509
National City Capital Trust III	6,700	126
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Special Purpose Entity (0.05%)			0.03% dated 06/30/09 maturing 07/01/09
National City Capital Trust IV	8,400	186	(collateralized by Sovereign Agency

TOTAL PREFERRED STOCKS	$ 312		Issues; $2,559,000; 2.38% - 5.00%; dated

			02/25/11-06/25/14)	2,509	2,509

	Principal				13,801
	Amount	Value

	(000's)	(000's)	TOTAL REPURCHASE AGREEMENTS		$ 13,801

BONDS (0.43%)			Total Investments		$ 352,045
Medical - HMO (0.14%)			Liabilities in Excess of Other Assets, Net - (1.73)%		(5,981)

Aetna Inc			TOTAL NET ASSETS - 100.00%		$ 346,064

7.88%, 3/ 1/2011	$ 450	480

Telecommunication Services (0.29%)			(a) Rate shown is the discount rate.
Telus Corp
8.00%, 6/ 1/2011	925	993

			Unrealized Appreciation (Depreciation)
TOTAL BONDS	$ 1,473		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

U.S. GOVERNMENT & GOVERNMENT AGENCY			of investments held by the account as of the period end were as follows:
OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation			Unrealized Appreciation		$ 23,177
(FHLMC) (0.01%)			Unrealized Depreciation		(61,204)

6.50%, 9/ 1/2030	24	25	Net Unrealized Appreciation (Depreciation)		(38,027)
7.00%, 9/ 1/2030	9	10	Cost for federal income tax purposes		390,072

		35	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 35

See accompanying notes

156

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	21.67%
Consumer, Non-cyclical	19.34%
Consumer, Cyclical	11.60%
Industrial	10.73%
Communications	9.68%
Technology	8.09%
Utilities	8.06%
Energy	7.35%
Basic Materials	3.51%
Mortgage Securities	1.70%
Liabilities in Excess of Other Assets, Net	(1.73%)

TOTAL NET ASSETS	100.00%

See accompanying notes

157

     Schedule of Investments Government & High Quality Bond Account

June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (25.45%)			BONDS (continued)
Asset Backed Securities (2.92%)			Mortgage Backed Securities (continued)
Chase Funding Mortgage Loan Asset-Backed			Credit Suisse Mortgage Capital Certificates
Certificates			(continued)
0.77%, 12/25/2033 (a)	$ 208 $	152	5.38%, 2/15/2040 (a)	$ 2,225 $	1,497
Credit-Based Asset Servicing and			6.42%, 2/15/2041 (a)(c)	1,075	499
Securitization LLC			Fannie Mae
0.48%, 3/25/2036 (a)(b)	1,500	982	0.61%, 10/25/2018 (a)	537	530
Long Beach Mortgage Loan Trust			5.00%, 8/25/2026	1,182	1,218
0.42%, 10/25/2036 (a)(b)	4,000	993	0.29%, 3/25/2036	19,852	211
Saxon Asset Securities Trust			6.50%, 2/25/2047	1,949	2,084
0.47%, 3/25/2036 (a)	3,242	2,431
			Fannie Mae Grantor Trust
Structured Asset Investment Loan Trust			0.66%, 5/25/2035 (a)(b)	1,108	1,024
0.53%, 1/25/2036 (a)	835	603
			Fannie Mae Whole Loan
Swift Master Auto Receivables Trust			0.46%, 5/25/2035 (a)	1,205	1,179
0.42%, 6/15/2012 (a)	2,250	2,104

			Federal Home Loan Banks
		7,265	5.46%, 11/27/2015	1,845	1,907

Diversified Banking Institutions (0.83%)			Freddie Mac
Goldman Sachs Group Inc/The			4.50%, 7/15/2017	4,800	4,985
3.25%, 6/15/2012	2,000	2,070	0.62%, 6/15/2018 (a)	2,183	2,154
			0.72%, 7/15/2023 (a)	3,238	3,173
Finance - Mortgage Loan/Banker (3.99%)			5.50%, 9/15/2031 (a)	1,075	1,117
Fannie Mae			GE Capital Commercial Mortgage Corp
5.00%, 5/11/2017	4,200	4,561	5.61%, 4/10/2017 (a)	2,800	1,181
6.63%, 11/15/2030	550	674	Ginnie Mae
Freddie Mac			1.29%, 10/16/2012 (a)	41,250	1,261
5.75%, 6/27/2016	1,900	1,934	3.89%, 7/16/2026	1,163	1,187
SLM Student Loan Trust			5.08%, 1/16/2030 (a)	1,119	1,166
1.18%, 10/25/2016 (a)	1,223	1,223
			4.26%, 2/16/2032	1,760	1,809
0.82%, 9/17/2018 (a)	1,572	1,544

			0.91%, 6/17/2045 (a)	24,286	885
		9,936

			0.71%, 11/16/2045	2,730	98
Home Equity - Other (2.34%)			1.09%, 5/16/2046 (a)	8,197	365
American Home Mortgage Investment Trust			1.05%, 10/16/2046	12,168	647
0.50%, 11/25/2030 (a)(b)	1,314	508	JP Morgan Chase Commercial Mortgage
Asset Backed Securities Corp Home Equity			Securities Corp
0.41%, 7/25/2036 (a)	1,921	1,720	6.01%, 6/15/2049 (a)	1,825	875
First NLC Trust			JP Morgan Mortgage Trust
0.54%, 5/25/2035 (a)(b)	774	385	5.79%, 1/25/2037 (a)	2,044	1,439
Morgan Stanley Home Equity Loan Trust			LB-UBS Commercial Mortgage Trust
0.48%, 2/25/2036 (a)	3,751	3,064	0.14%, 11/15/2038 (a)(c)	10,377	98
Soundview Home Equity Loan Trust			0.11%, 2/15/2040 (a)(c)	5,911	37
0.40%, 7/25/2036 (a)	137	134	Morgan Stanley Capital I

		5,811	0.15%, 12/15/2043 (a)(c)	21,224	151

Mortgage Backed Securities (15.37%)			Washington Mutual Alternative Mortgage
			Pass-Through Certificates
Banc of America Funding Corp			0.59%, 6/25/2046 (a)	2,779	402

0.39%, 7/20/2036 (a)	1,045	893
0.60%, 7/20/2036 (a)	1,036	195			38,265

Chase Mortgage Finance Corp			TOTAL BONDS	$ 63,347

4.06%, 7/25/2037 (a)(b)	1,260	793
			U.S. GOVERNMENT & GOVERNMENT AGENCY
Commercial Mortgage Pass Through Certificates			OBLIGATIONS (73.51%)
0.10%, 12/10/2046 (a)(c)	20,232	129	Federal Home Loan Mortgage Corporation
Credit Suisse Mortgage Capital Certificates			(FHLMC) (19.46%)
5.47%, 9/15/2039	3,250	2,274	6.00%, 7/ 1/2039 (d)	5,805	6,057
6.00%, 9/15/2039 (a)	2,000	802	6.50%, 6/ 1/2017	332	352

See accompanying notes		158

Schedule of Investments
Government & High Quality Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.00%, 7/ 1/2017	$ 177 $	188	6.00%, 9/ 1/2034	$ 676 $	710
5.50%, 4/ 1/2018	491	519	5.00%, 12/ 1/2034	381	389
6.50%, 6/ 1/2018	22	24	6.00%, 2/ 1/2035	523	549
6.50%, 8/ 1/2021	29	31	6.50%, 4/ 1/2035	67	71
7.00%, 9/ 1/2023	32	35	5.00%, 5/ 1/2035	702	716
6.00%, 12/ 1/2023	50	53	5.00%, 7/ 1/2035	329	336
7.00%, 12/ 1/2023	23	25	5.00%, 7/ 1/2035	393	402
7.00%, 1/ 1/2024	24	26	5.00%, 10/ 1/2035	677	692
5.50%, 2/ 1/2024	53	55	6.00%, 8/ 1/2036	2,123	2,220
5.50%, 3/ 1/2024	47	49	6.00%, 10/ 1/2036 (a)	884	924
6.50%, 4/ 1/2024	36	38	6.00%, 3/ 1/2037	748	782
6.00%, 8/ 1/2025	49	51	5.50%, 7/ 1/2037	328	339
5.00%, 10/ 1/2025	2,600	2,674	6.50%, 12/ 1/2037	465	495
6.00%, 1/ 1/2026	21	23	6.00%, 1/ 1/2038 (a)	338	353
6.50%, 4/ 1/2026	26	28	6.00%, 1/ 1/2038	2,876	3,005
6.50%, 5/ 1/2026	25	27	6.00%, 3/ 1/2038	438	457
6.50%, 5/ 1/2026	29	31	5.50%, 4/ 1/2038	454	470
7.00%, 9/ 1/2027	29	32	6.00%, 4/ 1/2038	736	769
6.50%, 12/ 1/2027	33	36	5.50%, 5/ 1/2038	976	1,009
6.50%, 1/ 1/2028	21	23	6.00%, 6/ 1/2038	1,842	1,924
7.00%, 2/ 1/2028	10	11	4.79%, 9/ 1/2032 (a)	63	64
6.50%, 3/ 1/2028	24	26	5.25%, 9/ 1/2033 (a)	83	83
7.00%, 4/ 1/2028	129	141	5.70%, 2/ 1/2034 (a)	259	267
7.00%, 5/ 1/2028	20	22	4.68%, 8/ 1/2035 (a)	907	925
7.00%, 8/ 1/2028	35	39	6.49%, 7/ 1/2036 (a)	1,664	1,736
6.50%, 9/ 1/2028	27	29	6.50%, 1/ 1/2037 (a)	1,197	1,258
6.50%, 9/ 1/2028	42	45	6.60%, 5/ 1/2037	92	93
6.50%, 10/ 1/2028	142	153	5.69%, 6/ 1/2037 (a)	2,805	2,947
6.50%, 11/ 1/2028	35	38	5.70%, 6/ 1/2037 (a)	1,757	1,843

6.50%, 12/ 1/2028	75	81			48,438

7.50%, 10/ 1/2030	64	69	Federal National Mortgage Association (FNMA) (37.97%)
8.00%, 10/ 1/2030	89	98	4.50%, 7/ 1/2039 (d)	4,030	4,021
7.50%, 2/ 1/2031	64	69	5.50%, 7/ 1/2039 (d)	3,820	3,943
7.50%, 2/ 1/2031	22	24	6.50%, 6/ 1/2016	135	144
6.50%, 7/ 1/2031	116	125	6.00%, 8/ 1/2016	173	185
6.50%, 8/ 1/2031	28	30	5.50%, 8/ 1/2017	406	429
6.50%, 10/ 1/2031	43	46	6.50%, 8/ 1/2017	238	252
7.00%, 10/ 1/2031	61	66	5.00%, 1/ 1/2018	1,415	1,482
6.00%, 12/ 1/2031	185	195	5.50%, 1/ 1/2018	871	920
6.50%, 12/ 1/2031	156	168	5.00%, 11/ 1/2018	781	817
6.50%, 2/ 1/2032	154	165	5.50%, 7/ 1/2019	290	305
6.50%, 5/ 1/2032	329	353	5.50%, 8/ 1/2019	85	90
6.50%, 8/ 1/2032	302	323	5.50%, 8/ 1/2019	133	140
6.50%, 8/ 1/2032	1,054	1,129	5.50%, 8/ 1/2019	65	69
5.00%, 2/ 1/2033	1,738	1,779	5.50%, 8/ 1/2019	66	69
5.50%, 3/ 1/2033	2,033	2,109	5.50%, 8/ 1/2019	291	307
5.00%, 6/ 1/2033	1,182	1,209	5.50%, 8/ 1/2019	152	161
5.00%, 6/ 1/2033	3,610	3,691	5.50%, 9/ 1/2019	389	410

See accompanying notes		159

Schedule of Investments
Government & High Quality Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
5.50%, 10/ 1/2019	$ 141 $	149	6.50%, 12/ 1/2036	$ 952 $	1,016
4.50%, 12/ 1/2019	422	437	5.50%, 2/ 1/2037	1,840	1,903
4.50%, 1/ 1/2020	1,404	1,455	5.50%, 2/ 1/2037	103	106
7.50%, 4/ 1/2022	7	8	5.74%, 5/ 1/2037 (a)	5,732	6,032
6.00%, 6/ 1/2022	216	228	6.16%, 5/ 1/2037 (a)	1,570	1,631
6.00%, 11/ 1/2023	6	6	5.00%, 6/ 1/2037	7,109	7,254
6.50%, 11/ 1/2023	101	109	5.50%, 6/ 1/2037	1,034	1,069
5.50%, 5/ 1/2024	214	224	6.50%, 7/ 1/2037	222	237
6.50%, 5/ 1/2024	69	74	6.50%, 7/ 1/2037	293	313
6.50%, 7/ 1/2025	18	20	6.50%, 8/ 1/2037	402	428
6.50%, 8/ 1/2025	75	81	6.50%, 10/ 1/2037	528	563
6.50%, 2/ 1/2026	25	27	6.00%, 11/ 1/2037	551	577
6.00%, 3/ 1/2026	10	11	6.50%, 1/ 1/2038	136	145
6.50%, 3/ 1/2026	8	8	5.50%, 2/ 1/2038	1,634	1,689
6.50%, 5/ 1/2026	29	31	6.00%, 2/ 1/2038	1,657	1,734
6.50%, 6/ 1/2026	12	13	6.00%, 2/ 1/2038 (a)	1,800	1,884
7.00%, 1/ 1/2027	10	11	6.50%, 2/ 1/2038	204	218
7.50%, 7/ 1/2027	9	9	5.50%, 3/ 1/2038	1,016	1,050
7.00%, 11/ 1/2027	14	16	5.50%, 3/ 1/2038	2,336	2,414
6.50%, 7/ 1/2028	22	24	6.00%, 3/ 1/2038	516	540
6.50%, 9/ 1/2028	25	27	6.00%, 3/ 1/2038	752	787
6.00%, 11/ 1/2028	122	129	6.50%, 3/ 1/2038	193	206
7.00%, 10/ 1/2029	121	133	6.00%, 4/ 1/2038	879	920
8.00%, 6/ 1/2030	10	11	5.50%, 5/ 1/2038	1,873	1,936
7.00%, 5/ 1/2031	6	7	6.50%, 5/ 1/2038	105	112
7.50%, 5/ 1/2031	111	122	5.50%, 6/ 1/2038	904	935
6.50%, 9/ 1/2031	190	204	6.00%, 7/ 1/2038	1,921	2,010
6.00%, 12/ 1/2031	154	163	5.50%, 8/ 1/2038	1,068	1,104
4.73%, 12/ 1/2032 (a)	163	168	5.50%, 9/ 1/2038	2,356	2,436
6.00%, 1/ 1/2033	591	623	5.50%, 11/ 1/2038	925	956

5.50%, 3/ 1/2033	3,798	3,945			94,516

5.50%, 6/ 1/2033	528	548	Government National Mortgage Association
5.50%, 9/ 1/2033	7,147	7,416	(GNMA) (4.81%)
5.07%, 12/ 1/2033 (a)	928	967	6.00%, 7/ 1/2039 (d)	590	615
5.00%, 5/ 1/2034	2,281	2,332	7.00%, 1/15/2024	17	18
3.88%, 7/ 1/2034 (a)	196	198	7.00%, 12/15/2027	34	37
4.90%, 9/ 1/2034 (a)	2,106	2,145	7.00%, 3/15/2028	187	204
5.50%, 9/ 1/2034	3,155	3,271	7.00%, 5/15/2028	88	96
5.00%, 4/ 1/2035	594	607	7.00%, 5/15/2031	45	49
5.00%, 4/ 1/2035	1,401	1,432	7.00%, 9/15/2031	164	179
5.00%, 7/ 1/2035	100	102	7.00%, 6/15/2032	397	431
5.00%, 7/ 1/2035	1,936	1,978	5.00%, 9/15/2033	49	51
5.00%, 8/ 1/2035	447	456	5.50%, 11/15/2033	285	296
5.50%, 9/ 1/2035	2,897	3,001	5.00%, 2/15/2034	2,549	2,604
5.61%, 11/ 1/2035 (a)	3,538	3,692	5.50%, 11/15/2038	1,191	1,232
6.50%, 4/ 1/2036	133	142	5.50%, 1/15/2039	1,528	1,581
6.50%, 8/ 1/2036	533	568	5.50%, 1/15/2039	583	604
6.00%, 9/ 1/2036	1,183	1,239	5.50%, 3/15/2039	1,147	1,187

See accompanying notes

160

Schedule of Investments
Government & High Quality Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (3.78%)
OBLIGATIONS (continued)			Diversified Banking Institutions (3.78%)
Government National Mortgage Association			Investment in Joint Trading Account; Bank
(GNMA) (continued)			of America Repurchase Agreement; 0.05%
6.00%, 5/20/2024	$ 97 $	102	dated 06/30/09 maturing 07/01/09
6.00%, 6/20/2024	190	200	(collateralized by Sovereign Agency
6.00%, 6/20/2024	36	38	Issues; $4,363,000; 0.00% - 6.25%; dated
6.00%, 11/20/2025	42	44	07/10/09 - 02/16/17)	$ 4,278 $	4,278
6.50%, 12/20/2025	32	34	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.02%
6.50%, 1/20/2026	50	54	dated 06/30/09 maturing 07/01/09
6.00%, 2/20/2026	21	22	(collateralized by US Treasury Note;
6.50%, 2/20/2026	52	56	$1,745,000; 0.88%; dated 03/31/11)	1,711	1,711
6.00%, 4/20/2026	36	38	Investment in Joint Trading Account;
6.00%, 5/20/2026	18	18	Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09
6.00%, 6/20/2026	31	33	(collateralized by Sovereign Agency
6.00%, 6/20/2026	21	22	Issues; $1,745,000; 3.12% - 4.63%; dated
6.00%, 7/20/2026	20	21	12/06/10 - 10/10/12)	1,711	1,711
6.00%, 9/20/2026	33	35	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
6.00%, 3/20/2027	143	149	0.03% dated 06/30/09 maturing 07/01/09
6.00%, 1/20/2028	27	28	(collateralized by Sovereign Agency
6.00%, 3/20/2028	17	18	Issues; $1,745,000; 2.38% - 5.00%; dated
6.00%, 6/20/2028	92	97	02/25/11-06/25/14)	1,711	1,711

6.00%, 7/20/2028	65	68			9,411

6.00%, 3/20/2029	113	119	TOTAL REPURCHASE AGREEMENTS	$ 9,411

6.00%, 7/20/2029	130	136	Total Investments	$ 259,716
5.50%, 5/20/2035	1,405	1,449	Liabilities in Excess of Other Assets, Net - (4.35)%		(10,825)

		11,965

			TOTAL NET ASSETS - 100.00%	$ 248,891

U.S. Treasury (3.55%)
1.50%, 10/31/2010	4,000	4,044
4.13%, 5/15/2015	4,500	4,800	(a)	Variable Rate. Rate shown is in effect at June 30, 2009.

		8,844	(b) Security is Illiquid

			(c)	Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury Inflation-Indexed Obligations (3.94%)			of 1933. These securities may be resold in transactions exempt from
3.00%, 7/15/2012	9,251	9,800	registration, normally to qualified institutional buyers. Unless otherwise
			indicated, these securities are not considered illiquid. At the end of the
U.S. Treasury Strip (3.78%)			period, the value of these securities totaled $914 or 0.37% of net assets.
0.00%, 11/15/2015 (e)	1,750	1,427	(d)	Security was purchased in a "to-be-announced" ("TBA") transaction.
			See Notes to Financial Statements.
0.00%, 5/15/2020 (e)	10,500	6,641	(e) Security is a Principal Only strip.
0.00%, 11/15/2021 (e)	2,300	1,334	(f) Rate shown is the discount rate.

		9,402

TOTAL U.S. GOVERNMENT & GOVERNMENT			Unrealized Appreciation (Depreciation)
AGENCY OBLIGATIONS	$ 182,965		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the account as of the period end were as follows:
SHORT TERM INVESTMENTS (1.61%)
Commercial Paper (1.61%)			Unrealized Appreciation	$ 6,665
Investment in Joint Trading Account; Federal			Unrealized Depreciation		(19,316)

Home Loan Bank Discount Notes
0.01%, 7/ 1/2009 (f)	$ 3,993 $	3,993	Net Unrealized Appreciation (Depreciation)		(12,651)

TOTAL SHORT TERM INVESTMENTS	$ 3,993		Cost for federal income tax purposes		272,367
			All dollar amounts are shown in thousands (000's)

See accompanying notes

161

     Schedule of Investments Government & High Quality Bond Account

June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	79.22%
Government	14.15%
Asset Backed Securities	6.37%
Financial	4.61%
Liabilities in Excess of Other Assets, Net	(4.35%)

TOTAL NET ASSETS	100.00%

See accompanying notes

162

Schedule of Investments
Income Account
June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (0.03%)			BONDS (continued)
Finance - Investment Banker & Broker (0.00%)			Cruise Lines (continued)
Lehman Brothers Holdings Inc (a)	33,675 $	1	Royal Caribbean Cruises Ltd
			8.75%, 2/ 2/2011	$ 1,000 $	955
Finance - Mortgage Loan/Banker (0.03%)			6.88%, 12/ 1/2013	850	710

Freddie Mac 8.38%; Series Z (a)	40,000	49			3,015

TOTAL PREFERRED STOCKS	$ 50		Diversified Banking Institutions (6.25%)

	Principal		Bank of America Corp
	Amount	Value	5.42%, 3/15/2017	800	665
	(000's)	(000's)	8.00%, 12/29/2049 (e)	1,000	835

BONDS (65.23%)			8.13%, 12/29/2049 (e)	1,000	835
Aerospace & Defense (0.65%)			Citigroup Inc
Boeing Co/The			6.50%, 1/18/2011	2,525	2,564
8.75%, 8/15/2021	$ 850	1,085	Goldman Sachs Group Inc/The
			6.88%, 1/15/2011	2,100	2,220
Airlines (0.98%)			JP Morgan Chase & Co
Southwest Airlines Co 1994-A Pass Through			5.13%, 9/15/2014	850	846
Trust			7.90%, 4/29/2049 (e)	1,000	875
9.15%, 7/ 1/2016 (b)	1,675	1,641	Morgan Stanley
			4.75%, 4/ 1/2014	850	803
Auto - Medium & Heavy Duty Trucks (0.46%)			6.25%, 8/ 9/2026	850	792

New Flyer Industries Ltd

14.00%, 8/19/2020 (b)(c)(d)	908	773			10,435

			Electric - Integrated (10.32%)
Cable/Satellite TV (3.26%)			Exelon Generation Co LLC
Comcast Cable Communications Inc			6.20%, 10/ 1/2017	2,000	1,991
7.13%, 6/15/2013	1,275	1,402	Florida Power Corp
Comcast Cable Holdings LLC			6.35%, 9/15/2037	1,500	1,655
7.88%, 8/ 1/2013	425	484	Metropolitan Edison Co
COX Communications Inc			4.95%, 3/15/2013	850	834
7.88%, 8/15/2009	2,100	2,113	Mirant Americas Generation LLC
Time Warner Cable Inc			8.50%, 10/ 1/2021	2,000	1,580
6.55%, 5/ 1/2037	1,500	1,438	Nisource Finance Corp

		5,437	5.25%, 9/15/2017	2,000	1,715

Casino Hotels (0.97%)			Ohio Edison Co
MGM Mirage			5.45%, 5/ 1/2015	850	837
13.00%, 11/15/2013 (d)	1,000	1,095	Oncor Electric Delivery Co
11.13%, 11/15/2017 (d)	500	530	7.00%, 9/ 1/2022	1,675	1,769

			Pacific Gas & Electric Co
		1,625	4.20%, 3/ 1/2011	1,900	1,961

Casino Services (0.60%)			Pacificorp
OED Corp/Diamond Jo LLC			4.95%, 8/15/2014	775	816
8.75%, 4/15/2012	1,125	1,007	5.25%, 6/15/2035	850	808
			PPL Energy Supply LLC
Commercial Services (0.50%)			5.70%, 10/15/2035	2,000	2,018
Ceridian Corp			Southwestern Electric Power Co
11.25%, 11/15/2015 (e)	1,000	836	5.38%, 4/15/2015	1,275	1,247

					17,231

Containers - Paper & Plastic (0.59%)
Sealed Air Corp			Finance - Investment Banker & Broker (1.35%)
7.88%, 6/15/2017 (d)	1,000	991	Jefferies Group Inc
			7.75%, 3/15/2012	1,275	1,273
Cruise Lines (1.81%)			6.25%, 1/15/2036	1,425	983

Carnival Corp					2,256

7.20%, 10/ 1/2023	1,475	1,350

See accompanying notes

163

Schedule of Investments Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Leasing Company (0.07%)			Multimedia (continued)
DVI Inc			News America Inc
0.00%, 2/ 1/2004 (a)(b)(c)	$ 900 $	82	6.40%, 12/15/2035	$ 1,000 $	875

0.00%, 2/ 1/2004 (a)(b)(c)	400	36			2,210

		118	Non-Hazardous Waste Disposal (1.81%)

Food - Retail (1.27%)			Allied Waste North America Inc
Safeway Inc			7.25%, 3/15/2015	1,675	1,700
7.50%, 9/15/2009	2,100	2,121	Waste Management Inc
			7.38%, 8/ 1/2010	1,275	1,329

Forestry (0.20%)					3,029

Weyerhaeuser Co
7.38%, 3/15/2032	425	339	Oil Company - Exploration & Production (1.46%)
			OPTI Canada Inc
Gas - Distribution (0.90%)			7.88%, 12/15/2014	1,675	1,085
Sempra Energy			XTO Energy Inc
6.15%, 6/15/2018	1,500	1,508	6.25%, 4/15/2013	1,275	1,351

					2,436

Medical - Drugs (0.55%)			Oil Company - Integrated (1.26%)
Elan Finance PLC/Elan Finance Corp			Petro-Canada
7.75%, 11/15/2011	1,000	925	4.00%, 7/15/2013	850	825
			9.25%, 10/15/2021	1,075	1,285

Medical - Hospitals (2.43%)
					2,110

HCA Inc
8.75%, 9/ 1/2010	331	332	Oil Refining & Marketing (0.57%)
7.50%, 11/ 6/2033	250	143	Tesoro Corp
HCA Inc/DE			6.25%, 11/ 1/2012	1,000	950
9.25%, 11/15/2016	1,000	985
Tenet Healthcare Corp			Physical Therapy & Rehabilitation Centers (0.90%)
9.00%, 5/ 1/2015 (d)	1,262	1,271	Healthsouth Corp
10.00%, 5/ 1/2018 (d)	1,262	1,325	10.75%, 6/15/2016	1,500	1,507

		4,056

			Pipelines (4.46%)
Medical - Wholesale Drug Distribution (0.54%)			ANR Pipeline Co
Cardinal Health Inc			9.63%, 11/ 1/2021	1,000	1,415
6.75%, 2/15/2011	850	895	El Paso Natural Gas Co
			7.50%, 11/15/2026	2,100	2,077
Metal - Diversified (0.89%)			Energy Maintenance Services Group LLC
Xstrata Canada Corp			11.50%, 3/ 1/2014 (b)(c)	2,000	1,520
6.00%, 10/15/2015	1,675	1,484	Enterprise Products Operating LLC
			6.38%, 2/ 1/2013	350	365
MRI - Medical Diagnostic Imaging (0.58%)			Express Pipeline LP
Alliance HealthCare Services Inc			7.39%, 12/31/2017 (d)	1,021	1,169
7.25%, 12/15/2012	1,000	970	Southern Natural Gas Co
			8.00%, 3/ 1/2032	850	899

Multi-Line Insurance (0.41%)					7,445

Farmers Insurance Exchange
6.00%, 8/ 1/2014 (d)	850	686	Publishing - Books (0.80%)
			Reed Elsevier Capital Inc
Multimedia (1.32%)			6.75%, 8/ 1/2011	1,275	1,339
Historic TW Inc
9.15%, 2/ 1/2023	250	271	Regional Banks (2.87%)
News America Holdings Inc			Bank One Corp
8.00%, 10/17/2016	1,000	1,064	10.00%, 8/15/2010	325	346

See accompanying notes

164

Schedule of Investments Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Regional Banks (continued)			Telecommunication Services (1.56%)
Nationsbank Corp/Pre-Merger with			Qwest Corp
BankAmerica			8.88%, 3/15/2012 (e)	$ 1,675 $	1,688
9.38%, 9/15/2009	$ 925 $	937	Telus Corp
Wells Fargo & Co			8.00%, 6/ 1/2011	850	912

4.63%, 4/15/2014	1,900	1,850			2,600

7.98%, 2/28/2049 (e)	2,000	1,660

		4,793	Telephone - Integrated (2.13%)

			Deutsche Telekom International Finance BV
Reinsurance (0.24%)			8.50%, 6/15/2010 (e)	3,375	3,549
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	425	395	Toys (0.53%)
			Mattel Inc
REITS - Healthcare (3.01%)			7.30%, 6/13/2011	850	881
HCP Inc
6.00%, 3/ 1/2015	1,675	1,478	Transport - Services (0.93%)
Health Care REIT Inc			Trailer Bridge Inc
6.20%, 6/ 1/2016	1,675	1,451	9.25%, 11/15/2011	2,000	1,550

Healthcare Realty Trust Inc			TOTAL BONDS	$ 108,928

8.13%, 5/ 1/2011	2,100	2,092

		5,021	SENIOR FLOATING RATE INTERESTS (1.05%)

			Special Purpose Entity (1.05%)
REITS - Office Property (1.00%)			Motor City Casino, Term Loan B
Arden Realty LP			8.50%, 7/21/2012 (e)	2,113	1,754

5.20%, 9/ 1/2011	850	869	TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,754

5.25%, 3/ 1/2015	850	805

		1,674	CONVERTIBLE BONDS (2.35%)

			Containers - Paper & Plastic (0.76%)
REITS - Regional Malls (1.36%)			Sealed Air Corp
Simon Property Group LP			3.00%, 6/30/2033 (d)(e)	1,275	1,277
10.35%, 4/ 1/2019	2,000	2,272
			Medical Products (0.76%)
REITS - Shopping Centers (0.46%)			China Medical Technologies Inc
Developers Diversified Realty Corp			4.00%, 8/15/2013	2,000	1,267
4.63%, 8/ 1/2010	850	769
			Pharmacy Services (0.83%)
Retail - Automobile (0.50%)			Omnicare Inc
Asbury Automotive Group Inc			3.25%, 12/15/2035	2,000	1,385

8.00%, 3/15/2014	1,000	830	TOTAL CONVERTIBLE BONDS	$ 3,929

Retail - Regional Department Store (0.70%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Neiman Marcus Group Inc/The			OBLIGATIONS (27.26%)
10.38%, 10/15/2015	2,000	1,170	Federal Home Loan Mortgage Corporation
			(FHLMC) (12.28%)
Special Purpose Entity (1.47%)			5.50%, 11/ 1/2017	316	333
CCM Merger Inc			5.50%, 1/ 1/2018	213	225
8.00%, 8/ 1/2013 (d)	1,675	1,156	5.00%, 8/ 1/2019	1,957	2,041
CDX North America High Yield			9.00%, 1/ 1/2025	9	10
7.63%, 6/29/2012 (d)	1,491	1,297	6.50%, 6/ 1/2029	80	86

		2,453	6.50%, 8/ 1/2029	91	98

Telecommunication Equipment - Fiber Optics (0.31%)			6.00%, 3/ 1/2031	122	128
Corning Inc			5.50%, 5/ 1/2031	201	209
6.63%, 5/15/2019	500	511	7.00%, 1/ 1/2032	98	106
			6.00%, 5/ 1/2032	291	307
			4.50%, 8/ 1/2033	1,883	1,883
			5.50%, 6/ 1/2035	1,655	1,715

See accompanying notes

165

Schedule of Investments Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (2.44%)
OBLIGATIONS (continued)			Diversified Banking Institutions (2.44%)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account; Bank
(FHLMC) (continued)			of America Repurchase Agreement; 0.05%
5.00%, 11/ 1/2035	$ 2,391 $	2,441	dated 06/30/09 maturing 07/01/09
5.50%, 1/ 1/2036	2,150	2,226	(collateralized by Sovereign Agency
5.50%, 4/ 1/2036	1,146	1,186	Issues; $1,895,000; 0.00% - 6.25%; dated
6.00%, 6/ 1/2038	1,573	1,644	07/10/09 - 02/16/17)	$ 1,858 $	1,858
4.00%, 4/ 1/2039	2,986	2,886	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.02%
4.50%, 5/ 1/2039	2,992	2,982	dated 06/30/09 maturing 07/01/09

		20,506	(collateralized by US Treasury Note;

			$758,000; 0.88%; dated 03/31/11)	743	743
Federal National Mortgage Association (FNMA) (5.81%)
			Investment in Joint Trading Account;
5.00%, 1/ 1/2018	613	642	Deutsche Bank Repurchase Agreement;
7.00%, 1/ 1/2030	13	15	0.08% dated 06/30/09 maturing 07/01/09
6.50%, 5/ 1/2031	65	70	(collateralized by Sovereign Agency
6.00%, 4/ 1/2032	365	384	Issues; $758,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	743	743
6.50%, 4/ 1/2032	319	343
			Investment in Joint Trading Account;
6.50%, 5/ 1/2032	151	162	Morgan Stanley Repurchase Agreement;
5.50%, 3/ 1/2033	661	686	0.03% dated 06/30/09 maturing 07/01/09
5.50%, 6/ 1/2033	1,839	1,906	(collateralized by Sovereign Agency
5.50%, 2/ 1/2035	2,049	2,123	Issues; $758,000; 2.38% - 5.00%; dated
			02/25/11-06/25/14)	743	743

4.00%, 3/ 1/2039	3,471	3,365			4,087

		9,696

			TOTAL REPURCHASE AGREEMENTS	$ 4,087

Government National Mortgage Association
(GNMA) (0.23%)			Total Investments	$ 166,002
9.00%, 2/15/2025	16	17	Other Assets in Excess of Liabilities, Net - 0.60%		995

7.00%, 6/20/2031	133	145	TOTAL NET ASSETS - 100.00%	$ 166,997

6.00%, 5/20/2032 (e)	221	231

		393

U.S. Treasury (8.94%)			(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
2.75%, 2/15/2019	2,000	1,873	good faith by the Board of Directors. At the end of the period, the value
3.13%, 5/15/2019	2,000	1,934	of these securities totaled $4,052 or 2.43% of net assets.
5.38%, 2/15/2031	2,000	2,296	(c) Security is Illiquid
5.00%, 5/15/2037	2,000	2,226	(d)	Security exempt from registration under Rule 144A of the Securities Act
4.50%, 5/15/2038	1,000	1,032	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
3.50%, 2/15/2039	3,000	2,594	indicated, these securities are not considered illiquid. At the end of the
4.25%, 5/15/2039	3,000	2,970	period, the value of these securities totaled $11,570 or 6.93% of net

		14,925	assets.
			(e)	Variable Rate. Rate shown is in effect at June 30, 2009.

TOTAL U.S. GOVERNMENT & GOVERNMENT			(f) Rate shown is the discount rate.
AGENCY OBLIGATIONS	$ 45,520

SHORT TERM INVESTMENTS (1.04%)			Unrealized Appreciation (Depreciation)
Commercial Paper (1.04%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Investment in Joint Trading Account; Federal			of investments held by the account as of the period end were as follows:
Home Loan Bank Discount Notes
0.01%, 7/ 1/2009 (f)	$ 1,734 $	1,734	Unrealized Appreciation	$ 5,167

TOTAL SHORT TERM INVESTMENTS	$ 1,734		Unrealized Depreciation		(9,561)

			Net Unrealized Appreciation (Depreciation)		(4,394)
			Cost for federal income tax purposes		170,396
			All dollar amounts are shown in thousands (000's)
See accompanying notes

166

Schedule of Investments Income Account June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	21.98%
Mortgage Securities	19.36%
Utilities	11.22%
Communications	9.37%
Government	8.97%
Consumer, Non-cyclical	8.36%
Energy	7.75%
Consumer, Cyclical	6.55%
Industrial	4.75%
Basic Materials	1.09%
Other Assets in Excess of Liabilities, Net	0.60%

TOTAL NET ASSETS	100.00%

See accompanying notes

167

Schedule of Investments
International Emerging Markets Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.25%)			COMMON STOCKS (continued)
Airlines (0.56%)			Cellular Telecommunications (continued)
Air China Ltd	690,000 $	336	China Mobile Ltd	226,459 $	2,268
Turk Hava Yollari Anonium Ortakligi	251,900	377	Empresa Nacional de Telecomunicaciones SA	26,458	356

		713	MTN Group Ltd	43,683	671

Airport Development & Maintenance (0.41%)			SK Telecom Co Ltd	1,928	263
Beijing Capital International Airport Co Ltd	752,000	524	Vimpel-Communications ADR	16,763	197
			Vivo Participacoes SA ADR	21,667	410
Apparel Manufacturers (0.20%)			Vodacom Group Pty Ltd (c)	41,612	309

Youngone Corp (a)(b)	29,150	263			7,423

			Chemicals - Diversified (0.05%)
Applications Software (0.44%)
			Hanwha Chem Corp	7,230	59
Check Point Software Technologies Ltd (c)	24,050	564
			Coal (1.35%)
Auto - Car & Light Trucks (1.26%)
			Banpu Public Co Ltd (c)	27,900	275
Dongfeng Motor Group Co Ltd	692,000	581
			China Shenhua Energy Co Ltd	117,500	430
Ford Otomotiv Sanayi AS	65,540	253
			Tambang Batubara Bukit Asam Tbk PT	413,500	467
Hyundai Motor Co	10,147	587
			Yanzhou Coal Mining Co Ltd	409,996	562

Tofas Turk Otomobil Fabrikasi AS	112,785	195

					1,734

		1,616

			Commercial Banks (17.08%)
Auto/Truck Parts & Equipment - Original (0.28%)
			ABSA Group Ltd	29,174	416
Hyundai Mobis	4,178	364
			Asya Katilim Bankasi AS (c)	158,779	217
Auto/Truck Parts & Equipment - Replacement (0.29%)			Axis Bank Ltd	48,235	834
Weichai Power Co Ltd	112,000	369	Banco do Brasil SA	46,974	507
			Bangkok Bank Public Co (c)	64,200	210
Batteries & Battery Systems (0.33%)			Bank Mandiri Tbk PT	2,140,000	663
Simplo Technology Co Ltd	105,000	420	Bank of China Ltd	5,967,000	2,826
			Bank of India	83,679	614
Brewery (0.82%)			Bank Rakyat Indonesia	750,000	460
Cia de Bebidas das Americas ADR	16,184	1,049	Busan Bank	71,720	489
			China Construction Bank Corp	3,603,217	2,776
Building - Heavy Construction (0.74%)
Daelim Industrial Co Ltd	12,331	593	Credicorp Ltd	8,602	501
Hyundai Engineering & Construction Co Ltd	8,600	359	Daegu Bank	46,520	425

			ICICI Bank Ltd ADR	24,996	737
		952

			Industrial and Commercial Bank of China Ltd	3,454,000	2,392
Building - Residential & Commercial (0.87%)			Komercni Banka AS	3,039	419
Corp GEO SAB de CV (c)	487,041	941	Korea Exchange Bank	59,300	459
Gafisa SA	20,607	170	Malayan Banking Bhd	779,100	1,304

		1,111	OTP Bank Plc	29,587	535

Building & Construction - Miscellaneous (0.16%)			Sberank RF GDR (c)	3,639	807
China Communications Construction Co Ltd	173,000	201	Siam Commercial Bank Public (c)	106,600	235
			Standard Bank Group Ltd	57,232	658
Building Products - Cement & Aggregate (1.16%)			State Bank of India Ltd	20,055	1,426
Anhui Conch Cement Co Ltd	96,000	597	Taiwan Cooperative Bank (c)	1,143,000	656
Cemex SAB de CV (c)	288,402	270	Turkiye Halk Bankasi AS	121,065	474
Grasim Industries Ltd (c)	12,793	621	Turkiye Vakiflar Bankasi Tao	418,636	625

		1,488	VTB Bank OJSC	112,496	248

Cellular Telecommunications (5.79%)					21,913

Advanced Info Service PCL (a)(c)	145,500	385
America Movil SAB de CV ADR	66,229	2,564

See accompanying notes

168

Schedule of Investments
International Emerging Markets Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (0.10%)			Electronic Components - Miscellaneous
Cia Brasileira de Meios de Pagamento SA (c)	15,155 $	130	(continued)
			LG Display Co Ltd	12,920 $	322

Computer Services (0.48%)					1,755

Infosys Technologies Ltd ADR	16,722	615	Electronic Components - Semiconductors (3.62%)
			MediaTek Inc	77,000	914
Computers (1.67%)			Samsung Electronics Co Ltd	8,059	3,726

Acer Inc	260,404	451
					4,640

Compal Electronics Inc	793,000	641
HTC Corp	41,000	576	Electronic Parts Distribution (0.35%)
Wistron Corp	290,000	479	WPG Holdings Co Ltd	455,000	449

		2,147

			Engineering - Research & Development Services (0.30%)
Computers - Peripheral Equipment (0.28%)			Larsen & Toubro Ltd (a)	11,821	386
Lite-On Technology Corp	415,000	360
			Enterprise Software & Services (0.34%)
Diversified Financial Services (1.39%)			Totvs SA	12,500	430
Intergroup Financial Services Corp	19,641	277
KB Financial Group Inc ADR	17,572	585	Finance - Credit Card (0.22%)
Korea Investment Holdings Co Ltd	13,420	384	Redecard SA	18,043	276
Mega Financial Holding Co Ltd	589,000	269
Yuanta Financial Holding Co Ltd	404,000	270	Finance - Investment Banker & Broker (0.71%)

		1,785	Daishin Securities Co Ltd	13,510	164

			KGI Securities Co Ltd	739,000	335
Diversified Manufacturing Operations (0.23%)			KIWOOM Securities Co Ltd	10,724	418

Doosan Corp	4,241	294			917

Diversified Minerals (0.72%)			Finance - Other Services (0.74%)
Anglo American PLC	31,805	924	BM&F BOVESPA SA	159,444	952

Diversified Operations (1.43%)			Food - Miscellaneous/Diversified (0.27%)
Alfa SAB de CV	115,050	324	Uni-President Enterprises Corp	339,000	348
Guangdong Investment Ltd	354,000	174
LG Corp	18,823	895	Food - Retail (0.45%)
Shanghai Industrial Holdings Ltd	109,000	437	Shoprite Holdings Ltd	81,380	580

		1,830

			Gas - Distribution (0.28%)
Electric - Generation (0.65%)			Beijing Enterprises Holdings Ltd	73,500	366
Huaneng Power International Inc	1,191,487	835
			Gold Mining (0.61%)
Electric - Integrated (1.35%)			Harmony Gold Mining Co Ltd (c)	38,181	394
Centrais Eletricas Brasileiras SA (c)	32,279	418	Zijin Mining Group Co Ltd	436,000	393

Enersis SA ADR	27,598	510			787

Reliance Infrastructure Ltd	20,917	520
			Internet Application Software (0.33%)
Tenaga Nasional BHD	130,300	283	Tencent Holdings Ltd	36,320	421

		1,731

Electric Products - Miscellaneous (0.92%)			Internet Content - Entertainment (0.22%)
LG Electronics Inc	12,875	1,176	Shanda Interactive Entertainment Ltd ADR (c)	5,467	286

Electronic Components - Miscellaneous (1.37%)			Life & Health Insurance (2.97%)
AU Optronics Corp	519,000	501	Cathay Financial Holding Co Ltd	830,000	1,220
Hon Hai Precision Industry Co Ltd	303,928	932	China Life Insurance Co Ltd	437,000	1,606

See accompanying notes

169

     Schedule of Investments International Emerging Markets Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Oil Company - Integrated (continued)
Sanlam Ltd	437,110 $	980	Tatneft ADR	13,503 $	332

		3,806			11,877

Machinery - Construction & Mining (0.29%)			Oil Refining & Marketing (1.60%)
United Tractors Tbk PT	383,000	371	Reliance Industries Ltd (c)	24,453	1,029
			SK Energy Co Ltd	2,798	224
Machinery - General Industry (0.26%)			SK Holdings Co Ltd	8,622	717
STX Engine Co Ltd	15,990	339	Tupras-Turkiye Petrol Rafinerileri AS	6,491	79

					2,049

Medical - Drugs (0.99%)
China Pharmaceutical Group Ltd	876,046	449	Paper & Related Products (0.24%)
Cipla Ltd/India	14,239	75	Kimberly-Clark de Mexico SAB de CV	82,276	314
Dr Reddys Laboratories Ltd	46,061	751

		1,275	Petrochemicals (0.76%)

			Honam Petrochemical Corp	4,728	283
Medical - Generic Drugs (1.09%)			LG Chem Ltd	4,191	457
Teva Pharmaceutical Industries Ltd ADR	28,254	1,394	PTT Chemical PLC (a)(c)	155,400	237

					977

Metal - Copper (1.28%)
Antofagasta PLC	87,634	851	Platinum (0.58%)
Sterlite Industries India Ltd ADR	63,689	792	Impala Platinum Holdings Ltd	33,639	744

		1,643

			Property & Casualty Insurance (0.20%)
Metal - Diversified (1.72%)			PICC Property & Casualty Co Ltd	378,000	259
KGHM Polska Miedz SA	59,491	1,530
MMC Norilsk Nickel ADR	74,218	676	Public Thoroughfares (0.37%)

		2,206	Zhejiang Expressway Co Ltd	604,000	477

Metal - Iron (0.02%)			Real Estate Operator & Developer (2.22%)
Novolipetsk Steel OJSC (c)	1,306	27	Africa Israel Investments Ltd	12,749	216
Metal Processors & Fabrication (0.13%)			Agile Property Holdings Ltd	392,000	558
Jiangxi Copper Co Ltd	99,000	161	Rossi Residencial SA	191,837	807
			Shenzhen Investment Ltd	1,122,968	465
Non-Ferrous Metals (0.35%)			Shimao Property Holdings Ltd	307,000	592
Korea Zinc Co Ltd	4,194	454	Sino-Ocean Land Holdings Ltd	183,500	208

					2,846

Oil - Field Services (0.57%)
China Oilfield Services Ltd	674,000	726	Reinsurance (0.15%)
			Korean Reinsurance Co	20,180	186
Oil Company - Exploration & Production (2.53%)
CNOOC Ltd	814,000	1,003	Retail - Apparel & Shoe (0.68%)
			Truworths International Ltd	182,582	876
Oao Gazprom (a)(c)(d)	11,053	560
Oao Gazprom (c)	83,291	1,689	Retail - Automobile (0.65%)

		3,252	PT Astra International Tbk	362,000	841

Oil Company - Integrated (9.26%)
China Petroleum & Chemical Corp	2,106,000	1,594	Retail - Convenience Store (0.19%)
Lukoil OAO ADR	36,259	1,621	President Chain Store Corp	95,000	243
PetroChina Co Ltd	571,017	631
			Retail - Hypermarkets (0.24%)
Petroleo Brasileiro SA ADR	143,026	5,861	Magnit OAO	34,917	311
Rosneft Oil Co	268,471	1,467
Sasol Ltd	10,615	371

See accompanying notes

170

Schedule of Investments International Emerging Markets Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Major Department Store (0.41%)			Transport - Marine (0.64%)
Lotte Shopping Co Ltd	2,575 $	528	Sincere Navigation	292,000 $	328
			U-Ming Marine Transport Corp	253,000	491

Retail - Miscellaneous/Diversified (0.27%)					819

Dufry South America Ltd	27,500	342
			Water (0.38%)
Rubber - Tires (0.21%)			Cia de Saneamento Basico do Estado de Sao
Cheng Shin Rubber Industry Co Ltd	172,000	268	Paulo (c)	32,967	492

Semiconductor Component - Integrated Circuits (2.19%)			Wireless Equipment (0.29%)
Siliconware Precision Industries Co	743,000	859	Gemtek Technology Corp	230,000	368

Taiwan Semiconductor Manufacturing Co Ltd	1,189,219	1,952	TOTAL COMMON STOCKS	$ 119,637

		2,811	PREFERRED STOCKS (4.89%)

Shipbuilding (0.40%)			Commercial Banks (1.09%)
Samsung Heavy Industries Co Ltd	22,890	517	Itau Unibanco Holding SA	88,483	1,395

Steel - Producers (3.16%)			Diversified Minerals (2.20%)
China Steel Corp	547,000	469	Vale SA	183,472	2,818
Evraz Group SA (a)	39,411	749
			Electric - Distribution (0.33%)
Jindal Steel & Power Ltd	7,454	386	Eletropaulo Metropolitana Eletricidade de
JSW Steel Ltd	39,950	511	Sao Paulo SA	24,315	427
POSCO ADR	19,194	1,587
Tung Ho Steel Enterprise Corp	373,000	354	Investment Companies (0.36%)

		4,056	Bradespar SA	35,400	461

Steel Pipe & Tube (0.16%)			Lereko Mobility Pty Ltd (c)	2,003	9

Confab Industrial SA	84,362	205			470

			Steel - Producers (0.91%)
Sugar (0.13%)			Gerdau SA	20,207	212
Cosan SA Industria e Comercio (c)	23,208	170	Usinas Siderurgicas de Minas Gerais SA	44,662	956

					1,168
Telecommunication Services (2.57%)

China Communications Services Corp Ltd	542,000	333	TOTAL PREFERRED STOCKS	$ 6,278

China Telecom Corp Ltd	1,526,000	758		Principal
Chunghwa Telecom Co Ltd	251,818	502		Amount	Value
Indosat Tbk PT	955,000	464		(000's)	(000's)

Telefonica O2 Czech Republic AS	25,959	591	SHORT TERM INVESTMENTS (0.39%)
Telekomunikasi Indonesia Tbk PT	881,500	653	Commercial Paper (0.39%)

		3,301	Investment in Joint Trading Account; Federal

			Home Loan Bank Discount Notes
Telephone - Integrated (1.69%)			0.01%, 7/ 1/2009 (e)	$ 505 $	505

KT Corp	5,960	172	TOTAL SHORT TERM INVESTMENTS	$ 505

Magyar Telekom Telecommunications PLC	164,397	485
Philippine Long Distance Telephone Co	7,150	355	REPURCHASE AGREEMENTS (0.93%)
Tele Norte Leste Participacoes SA	24,512	391	Diversified Banking Institutions (0.93%)
Telefonos de Mexico SAB de CV ADR	24,858	403	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.05%
Telkom SA Ltd	72,854	359	dated 06/30/09 maturing 07/01/09

		2,165	(collateralized by Sovereign Agency

			Issues; $552,000; 0.00% - 6.25%; dated
Tobacco (0.59%)			07/10/09 - 02/16/17)	$ 541 $	541
KT&G Corp	5,862	331
Souza Cruz SA (c)	14,900	427

		758

See accompanying notes

171

     Schedule of Investments International Emerging Markets Account

June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Country	Percent

	Amount	Value
	(000's)	(000's)	China	16.24%

			Brazil	14.78%
REPURCHASE AGREEMENTS (continued)			Korea, Republic Of	13.73%
Diversified Banking Institutions (continued)			Taiwan, Province Of China	11.42%
Investment in Joint Trading Account; Credit			India	7.25%
Suisse Repurchase Agreement; 0.02%			Russian Federation	6.18%
dated 06/30/09 maturing 07/01/09			South Africa	4.96%
(collateralized by US Treasury Note;			Hong Kong	4.48%
$221,000; 0.88%; dated 03/31/11)	$ 216 $	216	Mexico	3.75%
			Indonesia	3.05%
Investment in Joint Trading Account;			Turkey	1.73%
Deutsche Bank Repurchase Agreement;			Israel	1.70%
0.08% dated 06/30/09 maturing 07/01/09			United Kingdom	1.38%
(collateralized by Sovereign Agency			United States	1.32%
Issues; $221,000; 3.12% - 4.63%; dated			Malaysia	1.24%
12/06/10 - 10/10/12)	217	217	Poland	1.19%
Investment in Joint Trading Account;			Thailand	1.05%
Morgan Stanley Repurchase Agreement;			Hungary	0.80%
0.03% dated 06/30/09 maturing 07/01/09			Czech Republic	0.79%
(collateralized by Sovereign Agency			Chile	0.68%
Issues; $221,000; 2.38% - 5.00%; dated			Peru	0.61%
02/25/11-06/25/14)	217	217	Luxembourg	0.58%

		1,191	Philippines	0.28%
			Bermuda	0.27%

TOTAL REPURCHASE AGREEMENTS	$ 1,191		Other Assets in Excess of Liabilities, Net	0.54%

Total Investments	$ 127,611		TOTAL NET ASSETS	100.00%

Other Assets in Excess of Liabilities, Net - 0.54%		688

TOTAL NET ASSETS - 100.00%	$ 128,299

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,580 or 2.01% of net assets.
(b) Security is Illiquid
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $560 or 0.44% of net assets.
(e) Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 14,074
Unrealized Depreciation		(11,261)

Net Unrealized Appreciation (Depreciation)		2,813
Cost for federal income tax purposes		124,798
All dollar amounts are shown in thousands (000's)

See accompanying notes

172

Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (98.38%)				COMMON STOCKS (continued)
Advertising Services (0.45%)				Auto/Truck Parts & Equipment - Original
Aegis Group PLC	258,644 $		393	(continued)
				Unipres Corp	13,000 $	144

Aerospace & Defense (0.69%)						2,222

MTU Aero Engines Holding AG	16,308		596	Auto/Truck Parts & Equipment - Replacement (0.20%)
				Xinyi Glass Holdings Co Ltd	198,000	170
Aerospace & Defense Equipment (0.38%)
BBA Aviation PLC	175,527		330	Beverages - Wine & Spirits (0.32%)
				Davide Campari-Milano SpA	34,574	277
Agricultural Operations (0.67%)
Indofood Agri Resources Ltd (a)	612,000		512	Bicycle Manufacturing (0.10%)
KWS Saat AG	393		71	Accell Group	2,301	88

			583

Airlines (0.77%)				Broadcasting Services & Programming (0.05%)
Air Berlin PLC (a)	13,447		63	Usen Corp	30,881	41
easyJet PLC (a)	108,327		483	Building - Heavy Construction (2.00%)

Virgin Blue Holdings Ltd	485,698		123	Aecon Group Inc	26,900	267

			669	Astaldi SpA	6,403	44

Airport Development & Maintenance (0.06%)				Compagnie d'Entreprises CFE	570	23
Singapore Airport Terminal Services Ltd	34,000		51	Halla Engineering & Construction Corp	9	-
				Mota Engil SGPS SA	19,963	91
Apparel Manufacturers (0.63%)				NCC AB	39,029	340
Benetton Group SpA	42,593		374	Nippo Corp	31,988	297
Fiberweb PLC	39,441		46	Tecnicas Reunidas SA	8,333	395

Gerry Weber International AG	5,140		131	Trevi Finanziaria SpA	7,395	86

			551	Yokogawa Bridge Holdings Corp	23,000	192

Appliances (0.05%)						1,735

Noritz Corp	4,000		45	Building - Maintenance & Service (0.53%)
				Connaught Plc	48,961	303
Applications Software (0.37%)
NSD Co Ltd	31,700		322	Kyoritsu Maintenance Co Ltd	5,400	90
				Mears Group Plc	18,439	69

Audio & Video Products (0.62%)						462

Advanced Digital Broadcast Holdings SA (a)	2,258		68	Building - Mobile Home & Manufactured Housing (0.08%)
Loewe AG	5,218		60	Fleetwood Corp Ltd	13,757	65
Pace PLC	81,291		266
Skyworth Digital Holdings Ltd	650,000		149	Building - Residential & Commercial (0.09%)

			543	Mitsui Home Co Ltd	13,000	76

Auto - Medium & Heavy Duty Trucks (0.05%)				Building & Construction - Miscellaneous (1.20%)
Rosenbauer International AG	1,121		46	Ballast Nedam	2,238	48
				Maeda Corp	15,558	59
Auto/Truck Parts & Equipment - Original (2.56%)
GKN PLC	197,498		404	Morgan Sindall PLC	8,633	99
Imasen Electric Industrial	12,800		139	Peab AB	75,808	312
Koito Manufacturing Co Ltd	37,943		459	Penta-Ocean Construction Co Ltd	58,000	84
Linamar Corp	19,689		183	United Group Ltd	53,454	445

Nifco Inc/Japan	23,700		367			1,047

Piolax Inc	1,700		25	Building & Construction Products -
Press Kogyo Co Ltd	21,988		39	Miscellaneous (0.69%)
				Bauer AG	3,947	141
Takata Corp	29,200		462
				Cardo AB	1,997	44

See accompanying notes

173

     Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building & Construction Products -			Commercial Banks (continued)
Miscellaneous (continued)			Hyakugo Bank Ltd/The	32,000 $	158
Sika AG	370 $	412	Mie Bank Ltd/The	45,725	165

		597	Seven Bank Ltd	112	294

Building Products - Air & Heating (0.02%)			Shimizu Bank Ltd/The	900	36
CENTROTEC Sustainable AG (a)	1,968	21	SpareBank 1 SMN	10,704	71
			Sydbank A/S	16,393	378
Building Products - Cement & Aggregate (1.20%)			TT Hellenic Postbank SA - Rights (a)(b)(c)	10,240	16
Adelaide Brighton Ltd	139,913	253	TT Hellenic Postbank SA (a)	10,240	69
Italcementi SpA	48,451	285	Verwaltungs- und Privat-Bank AG	732	72

Sa des Ciments Vicat	3,167	183			2,121

Sumitomo Osaka Cement Co Ltd	149,964	324

		1,045	Commercial Services (0.88%)

			Cape PLC (a)	27,832	90
Building Products - Doors & Windows (0.25%)			MacDonald Dettwiler & Associates Ltd (a)	8,800	201
Central Glass Co Ltd	54,932	218	Park24 Co Ltd	43,800	393
			Spice Plc	67,266	81

Building Products - Wood (0.22%)

China Grand Forestry Green Resources					765

Group Ltd (a)	3,704,000	192	Commercial Services - Finance (0.36%)
			Intrum Justitia AB	32,784	316
Cable/Satellite TV (0.55%)
Cogeco Cable Inc	13,300	324	Communications Software (0.06%)
SKY Perfect JSAT Holdings Inc	401	153	NEC Mobiling Ltd	2,700	52

		477

Capacitors (0.17%)			Computer Services (0.73%)
Nippon Chemi-Con Corp	39,000	148	Computacenter PLC	25,621	87
			CSK Holdings Corp	43,200	203
Casino Hotels (0.06%)			HiQ International AB (a)	24,200	83
Galaxy Entertainment Group Ltd (a)	204,003	53	Ines Corp	11,300	77
			Novabase SGPS SA (a)	14,353	98
Casino Services (0.23%)			SDL PLC (a)	16,631	89

Mars Engineering Corp	7,100	204			637

Cellular Telecommunications (0.24%)			Computers (0.08%)
Okinawa Cellular Telephone Co	36	62	MCJ Co Ltd	511	68
T-Gaia Corp	109	145	Computers - Integrated Systems (0.11%)

		207	CSE Global Ltd	125,500	47

Chemicals - Diversified (0.07%)			Information Services International-Dentsu Ltd	7,300	45

Nippon Synthetic Chemical Industry Co					92

Ltd/The	13,000	61
			Computers - Peripheral Equipment (0.04%)
Chemicals - Specialty (0.38%)			Domino Printing Sciences	9,379	39
Auriga Industries	925	16
Lintec Corp	18,044	313	Consulting Services (0.86%)

		329	Atkins WS PLC	35,227	346

			Bureau Veritas SA	7,489	369
Commercial Banks (2.44%)			Sogo Medical Co Ltd	1,500	33

Bank of Nagoya Ltd/The	38,000	172			748

Bank of Saga Ltd/The	42,797	146
Canadian Western Bank	23,700	345	Containers - Metal & Glass (0.33%)
Chiba Kogyo Bank Ltd/The (a)	10,600	105	CCL Industries	11,800	233
Hokuetsu Bank Ltd/The	47,000	94

See accompanying notes

174

     Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Metal & Glass (continued)			Diversified Operations (continued)
Vetropack Holding AG	36 $	53	Mitie Group PLC	91,312 $	323

		286			1,018

Cooperative Banks (0.12%)			Diversified Operations & Commercial Services (0.09%)
Banca Popolare dell'Etruria e del Lazio	15,596	106	Interserve PLC	27,321	79

Cosmetics & Toiletries (0.16%)			E-Commerce - Products (0.12%)
Dr Ci:Labo Co Ltd	31	52	ASOS PLC (a)	18,730	105
Pigeon Corp	2,600	83

		135	E-Commerce - Services (0.09%)

			Gourmet Navigator Inc	29	82
Diagnostic Kits (0.23%)
DiaSorin SpA	8,105	202	Electric - Distribution (0.25%)
			DUET Group	175,878	218
Distribution & Wholesale (1.18%)
D'ieteren SA	482	99	Electric - Generation (0.14%)
Diploma PLC	39,168	86	Algonquin Power Income Fund	41,462	122
Esprinet SpA	8,272	74
Inaba Denki Sangyo Co Ltd	3,400	79	Electric - Integrated (1.20%)
Inabata & Co Ltd	19,929	81	Atco Ltd	15,014	508
Inchcape PLC	1,634,140	512	Energiedienst Holding AG	941	44
Matsuda Sangyo Co Ltd	6,000	96	Iride SpA	127,510	221
Tat Hong Holdings Ltd - Warrants (a)	16,700	1	Okinawa Electric Power Co Inc/The	5,000	270

		1,028			1,043

Diversified Banking Institutions (0.26%)			Electric Products - Miscellaneous (1.13%)
Natixis	117,366	228	Johnson Electric Holdings Ltd	873,500	235
			Nippon Signal Co Ltd	28,200	235
Diversified Financial Services (0.29%)			Vossloh AG	4,243	510

Challenger Financial Services Group Ltd	89,840	161			980

Public Financial Holdings Ltd	126,000	57
			Electronic Components - Miscellaneous (1.65%)
Renta 4 SA (a)	4,368	31

			Chemring Group PLC	14,483	518
		249

			CMK Corp/Japan	18,500	183
Diversified Manufacturing Operations (1.60%)			Hosiden Corp	44,300	567
Charter International PLC	38,941	278	Laird PLC	22,782	58
Cookson Group PLC	108,979	470	Nihon Dempa Kogyo Co Ltd	5,300	111

Gesco AG	561	29			1,437

Senior PLC	75,148	47
			Electronic Components - Semiconductors (1.16%)
Ten Cate NV	11,608	281
			Axell Corp (b)	8	28
Tomkins Plc	118,734	290

			Chartered Semiconductor Manufacturing Ltd	261,700	369
		1,395	(a)

Diversified Minerals (0.73%)			Megachips Corp	10,600	244
Pan Australian Resources Ltd (a)	1,176,512	337	Mimasu Semiconductor Industry Co Ltd	7,400	89
Straits Resources Ltd	178,235	300	Shinko Electric Industries Co Ltd	22,300	275

		637			1,005

Diversified Operations (1.17%)			Electronic Parts Distribution (0.05%)
CIR-Compagnie Industriali Riunite SpA (a)	88,730	146	Kuroda Electric Co Ltd	3,500	47
Exor SpA	28,848	243
Financiere de L'Odet	237	56	Electronics - Military (0.30%)
First Pacific Co	436,000	250	Ultra Electronics Holdings	14,315	257

See accompanying notes

175

Schedule of Investments
International SmallCap Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Energy - Alternate Sources (0.04%)			Fisheries (0.49%)
Alerion Cleanpower SpA (a)	51,542 $	36	Austevoll Seafood ASA	15,000 $	70
			Nippon Suisan Kaisha Ltd	99,700	262
Engineering - Research & Development Services (3.57%)			Pescanova SA	2,820	93

Aangpanneforeningen AB	5,377	100			425

Ausgroup Ltd	420,209	151
COMSYS Holdings Corp	66,000	728	Food - Baking (0.32%)
Hitachi Plant Technologies Ltd	24,000	120	Aryzta AG (a)	8,730	282
Imtech NV	31,041	605	Food - Dairy Products (0.62%)
Monadelphous Group Ltd	27,319	262	Morinaga Milk Industry Co Ltd	85,000	326
NEC Networks & System Integration Corp	37,800	464	Snow Brand Milk Products Co Ltd	68,979	212

Nippon Densetsu Kogyo Co Ltd	6,000	63			538

Permasteelisa SpA	3,064	52
Sanki Engineering Co Ltd	21,000	161	Food - Meat Products (0.22%)
Takasago Thermal Engineering Co Ltd	11,000	99	Campofrio Food SA (a)	4,508	40
Toyo Engineering Corp	39,000	132	HKScan Oyj	5,656	70
Yongnam Holdings Ltd	1,098,000	162	Yonekyu Corp	7,500	78

		3,099			188

Enterprise Software & Services (1.44%)			Food - Miscellaneous/Diversified (1.09%)
IT Holdings Corp	22,000	389	East Asiatic Co Ltd A/S	5,845	195
Micro Focus International PLC	71,021	439	Fuji Oil Co Ltd	29,644	345
Temenos Group AG (a)	20,646	352	Viscofan SA	19,096	408

Unit 4 Agresso NV (a)	4,331	71			948

		1,251	Food - Wholesale & Distribution (0.52%)

E-Services - Consulting (0.13%)			Heng Tai Consumables Group Ltd (a)	650,000	30
Atea ASA	27,800	116	Kato Sangyo Co Ltd	5,000	80
			Premier Foods PLC	559,099	340

Finance - Consumer Loans (0.40%)					450

Provident Financial PLC	26,465	346	Funeral Services & Related Items (0.32%)
			Dignity PLC	28,085	278
Finance - Credit Card (0.13%)
Jaccs Co Ltd	49,000	109	Gas - Distribution (0.56%)
			Keyera Facilities Income Fund	28,416	486
Finance - Investment Banker & Broker (0.83%)
BinckBank N.V.	6,914	88	Gold Mining (1.30%)
ICAP PLC	52,068	388	Aurizon Mines Ltd (a)	59,301	214
Ichiyoshi Securities Co Ltd	7,300	60	Avocet Mining PLC (a)	31,356	44
Mito Securities Co Ltd	16,000	50	Franco-Nevada Corp	15,200	365
Takagi Securities Co Ltd	41,541	91	Red Back Mining Inc (a)	57,861	504

Toyo Securities Co Ltd	17,000	48			1,127

		725

			Golf (0.15%)
Finance - Leasing Company (1.00%)			Accordia Golf Co Ltd	163	132
Century Tokyo Leasing Corp	22,707	258
First Ship Lease Trust	137,254	58	Human Resources (0.06%)
Fuyo General Lease Co Ltd	14,800	328	Brunel International	1,926	44
Grenkeleasing AG	1,609	60	Healthcare Locums PLC	3,187	10

ICHINEN HOLDINGS CO LTD	8,800	41			54

Ricoh Leasing Co Ltd	6,200	122	Import & Export (0.57%)

		867	Kanematsu Corp (a)	469,950	491

See accompanying notes

176

Schedule of Investments
International SmallCap Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Audio & Video Products (0.03%)			Lottery Services (0.09%)
Miranda Technologies Inc (a)	5,800 $	23	REXLot Holdings Ltd (a)	1,050,000 $	81

Industrial Automation & Robots (0.08%)			Machinery - Construction & Mining (0.47%)
Kardex AG (a)	1,165	35	Badger Income Fund	2,674	27
O-M Ltd	9,000	36	Danieli & Co SpA	17,343	293

		71	Duro Felguera SA	9,497	86

Industrial Gases (0.62%)					406

Air Water Inc	49,000	534	Machinery - General Industry (0.17%)
			Hosokawa Micron Corp	8,000	35
Instruments - Controls (0.51%)			Kinki Sharyo Co Ltd	17,000	114

Rotork PLC	32,529	444			149

Internet Brokers (0.33%)			Machinery Tools & Related Products (0.32%)
Comdirect Bank AG	21,347	145	Techtronic Industries Co	405,500	279
Money Partners Group Co Ltd	269	139

		284	Medical - Biomedical/Gene (0.62%)

			BioInvent International AB (a)	27,492	84
Internet Content - Entertainment (0.10%)			Biotest AG	1,768	89
Meetic (a)	874	23	Genmab A/S (a)	10,574	366

Zappallas Inc	31	63			539

		86

			Medical - Drugs (2.13%)
Internet Content - Information & News (0.32%)			ASKA Pharmaceutical Co Ltd	8,000	68
Kakaku.com Inc	73	277	Boiron SA	2,255	74
			Grifols SA	19,701	350
Internet Gambling (0.40%)
			Kyorin Co Ltd	23,000	349
888 Holdings PLC	67,133	115
			Miraca Holdings Inc	14,000	342
Betsson AB (a)	20,664	234

			Nippon Shinyaku Co Ltd	25,000	286
		349

			Oriola-KD OYJ	18,532	72
Investment Companies (1.17%)			Pronova BioPharma AS (a)	29,146	77
Australian Infrastructure Fund	65,831	72	Recordati SpA	22,513	139
Eurazeo	5,815	242	Stallergenes	1,455	96

Kardan NV (a)	14,642	84			1,853

Kinnevik Investment AB	53,629	551
Macquarie International Infrastructure Fund			Medical - Generic Drugs (0.35%)
Ltd	255,041	64	Sawai Pharmaceutical Co Ltd	3,300	180

		1,013	Towa Pharmaceutical Co Ltd	2,500	125

					305

Investment Management & Advisory Services (0.40%)
F&C Asset Management PLC	12,745	15	Medical - Hospitals (0.55%)
Henderson Group PLC	221,214	336	Rhoen Klinikum AG	21,602	476

		351

			Medical - Nursing Homes (0.37%)
Leisure & Recreation Products (0.35%)			Orpea (a)	7,293	322
CTS Eventim AG	2,826	114
Daiichikosho Co Ltd	9,700	105	Medical - Wholesale Drug Distribution (0.47%)
Fields Corp	26	35	Alapis Holding Industrial and Commercial
Kawai Musical Instruments Manufacturing			SA of Pharmaceutical Chemical & Organic
Co Ltd	43,000	53	Products	286,309	406

		307

			Medical Instruments (0.05%)
Life & Health Insurance (0.12%)			Golden Meditech Co Ltd	241,097	42
Tower Australia Group Ltd	46,448	104

See accompanying notes

177

Schedule of Investments
International SmallCap Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.49%)			Non-Ferrous Metals (0.06%)
BML Inc	9,300 $	207	5N Plus Inc (a)	5,600 $	31
CML Healthcare Income Fund	11,700	127	Recylex SA (a)	1,985	19

Synergy Health PLC	10,695	89			50

		423	Office Automation & Equipment (0.27%)

Medical Products (0.95%)			OCE NV	42,955	231
Nipro Corp	15,941	326
SSL International PLC	58,276	498	Office Supplies & Forms (0.05%)

		824	Pilot Corp	34	42

Metal - Copper (0.41%)			Oil - Field Services (3.23%)
Quadra Mining Ltd (a)	47,600	357	Amec PLC	46,052	496
			Bourbon SA	11,556	455
Metal - Diversified (1.10%)			Enerflex Systems Income Fund (a)	32,490	287
Boliden AB	65,346	496	Flint Energy Services Ltd (a)	13,000	129
Capstone Mining Corp (a)	44,100	97	Fred Olsen Energy ASA	8,700	297
Chuo Denki Kogyo Co Ltd	7,000	58	Maire Tecnimont SpA	81,180	266
Pacific Metals Co Ltd	40,000	309	Petrofac Ltd	46,856	517

		960	Petroleum Geo-Services ASA (a)	57,450	358

Metal - Iron (0.79%)					2,805

Labrador Iron Ore Royalty Income Fund	11,100	303
			Oil Company - Exploration & Production (2.36%)
Mount Gibson Iron Ltd (a)	530,228	381	Australian Worldwide Exploration Ltd	159,282	328

		684	Baytex Energy Trust (a)	20,700	348

Metal Processors & Fabrication (0.41%)			Celtic Exploration Ltd (a)	16,066	211
Aurubis AG	8,664	255	NAL Oil & Gas Trust	24,100	194
Kitz Corp	30,000	102	Premier Oil PLC (a)	23,033	415

		357	Storm Exploration Inc (a)	4,001	40

Metal Products - Distribution (0.17%)			Total Gabon	275	82
Daiichi Jitsugyo Co Ltd	28,954	102	TriStar Oil and Gas Ltd (a)	46,154	436

Sato Shoji Corp	8,557	46			2,054

		148	Oil Field Machinery & Equipment (0.26%)

Mining Services (0.03%)			ShawCor Ltd	13,300	230
Ausdrill Ltd	33,161	24
			Oil Refining & Marketing (0.92%)
Miscellaneous Manufacturers (0.32%)			DCC Plc	34,811	719
Faiveley SA	2,013	154	Esso SA Francaise	637	84

Fenner Plc	28,380	44			803

Peace Mark Holdings Ltd (b)	300,000	-	Paper & Related Products (0.74%)
Shoei Co Ltd/Taito-ku	8,500	83	Billerud AB	9,028	44

		281	DS Smith PLC	69,159	76

Mortgage Banks (0.51%)			Lee & Man Paper Manufacturing Ltd	334,580	326
Home Capital Group Inc	17,200	447	Portucel Empresa Produtora de Pasta e Papel
			SA	30,890	76
Multi-Line Insurance (0.05%)			Semapa - Sociedade de Investimento e
Tower Ltd	38,982	43	Gestao SGPS SA	14,908	121

					643

Multimedia (0.26%)			Pharmacy Services (0.15%)
Quebecor Inc	13,517	230	SXC Health Solutions Corp (a)	5,200	133

See accompanying notes

178

     Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Photo Equipment & Supplies (0.09%)			Recreational Vehicles (0.03%)
Noritsu Koki Co Ltd	5,223 $	49	Aicon SpA (a)	56,382 $	26
Vitec Group PLC/The	6,020	26

		75	Regional Banks-Non US (0.39%)

			Banque Cantonale Vaudoise	1,080	341
Printing - Commercial (0.23%)
Davis & Henderson Income Fund	19,029	200	Reinsurance (0.50%)
			Hannover Rueckversicherung AG	11,810	434
Professional Sports (0.02%)
Juventus Football Club SpA (a)	18,388	21	REITS - Apartments (0.13%)
			BLife Investment Corp	28	77
Property & Casualty Insurance (2.20%)			FC Residential Investment Corp	18	39

Amlin PLC	90,368	451			116

Beazley PLC	124,276	199
Catlin Group Ltd	56,878	301	REITS - Diversified (2.23%)
Hiscox Ltd	88,698	423	Canadian Real Estate Investment Trust	12,805	271
Lancashire Holdings Ltd	67,294	517	Challenger Diversified Property Group	71,129	26
Novae Group PLC	3,868	20	Fukuoka REIT Corp	24	107

		1,911	Kenedix Realty Investment Corp	92	317

			LaSalle Japan REIT Inc	64	95
Protection - Safety (0.07%)			Mapletree Logistics Trust	285,000	109
Nohmi Bosai Ltd	7,000	62	Mori Hills REIT Investment Corp	43	163
Public Thoroughfares (0.22%)			Suntec Real Estate Investment Trust	589,000	349
Autostrada Torino-Milano SpA	10,724	108	Vastned Offices/Industrial	4,370	65
Societa Iniziative Autostradali e Servizi SpA	11,643	81	Wereldhave Belgium NV	331	23

		189	Wereldhave NV	5,542	413

					1,938

Real Estate Management & Services (2.30%)
Allied Properties HK Ltd	978,000	129	REITS - Healthcare (0.15%)
Arnest One Corp	30,900	126	Chartwell Seniors Housing Real Estate
			Investment Trust	27,500	128
Beni Stabili SpA	114,032	90
Citycon Oyj	32,453	85	REITS - Office Property (0.62%)
Daibiru Corp	12,400	107	GZI Real Estate Investment Trust	299,000	97
Deutsche Euroshop AG	10,547	328	Japan Excellent Inc	57	241
Fabege AB	24,027	81	MID Reit Inc	36	80
Hufvudstaden AB	30,862	192	Premier Investment Corp	33	118

Nexity	13,864	416			536

Relo Holdings Inc	2,480	29
			REITS - Regional Malls (0.04%)
Sponda OYJ	32,331	92
			CapitaRetail China Trust	48,000	35
TOC Co Ltd	13,000	57
Wihlborgs Fastigheter AB	20,035	270	REITS - Shopping Centers (0.67%)

		2,002	Fortune Real Estate Investment Trust	259,000	125

Real Estate Operator & Developer (1.57%)			Frasers Centrepoint Trust	13,359	8
Great Eagle Holdings Ltd	173,000	362	Vastned Retail NV	9,036	450

Klovern AB	29,500	69			583

Kowloon Development Co Ltd	411,000	362	REITS - Storage (0.10%)
Shun Tak Holdings Ltd	848,000	530	Big Yellow Group PLC	15,557	88
Unite Group PLC	18,659	42

		1,365	Rental - Auto & Equipment (0.03%)

			Northgate Plc	13,581	22

See accompanying notes

179

     Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (0.61%)			Retail - Sporting Goods (0.11%)
KappAhl Holding AB	12,253 $	53	Alpen Co Ltd	5,333 $		97
Le Chateau Inc	2,900	30
Point Inc	7,410	398	Retail - Toy Store (0.34%)
Right On Co Ltd	5,300	49	Jumbo SA	30,130		295

		530

			Retail - Vision Service Center (0.06%)
Retail - Bookstore (0.34%)			Megane TOP Co Ltd	3,640		56
Culture Convenience Club Co Ltd	34,800	297
			Retirement & Aged Care (0.06%)
Retail - Building Products (0.66%)			Care UK PLC	9,571		48
BSS Group PLC	15,767	67
Keiyo Co Ltd	6,000	30	Rubber - Tires (0.50%)
Travis Perkins PLC	54,688	476	Yokohama Rubber Co Ltd/The	87,000		430

		573

			Rubber & Plastic Products (0.18%)
Retail - Catalog Shopping (0.05%)			Semperit AG Holding	5,902		158
ASKUL Corp	2,700	44
			Schools (0.09%)
Retail - Computer Equipment (0.42%)			Meiko Network Japan Co Ltd	5,859		30
Game Group PLC	133,697	363	Navitas Ltd	22,937		50

						80

Retail - Consumer Electronics (1.37%)
JB Hi-Fi Ltd	47,293	584	Security Services (0.90%)
K's Holdings Corp	22,000	570	Niscayah Group AB	57,010		87
Mobilezone Holding AG	5,232	34	Prosegur Cia de Seguridad SA	13,212		425

		1,188	Sohgo Security Services Co Ltd	25,700		270

Retail - Drug Store (0.20%)						782

Cosmos Pharmaceutical Corp	9,500	171	Semiconductor Component - Integrated Circuits (0.25%)
			CSR PLC (a)	37,661		218
Retail - Home Furnishings (0.05%)
Dunelm Group Plc	11,352	41	Semiconductor Equipment (0.58%)
			Aixtron AG	41,219		505
Retail - Jewelry (0.12%)
Folli-Follie SA	5,086	105	Steel - Producers (0.89%)
			Chubu Steel Plate Co Ltd	11,000		90
Retail - Miscellaneous/Diversified (0.64%)			Delta PLC	22,780		43
Arcs Co Ltd	6,061	87	Godo Steel Ltd	104,076		310
Debenhams PLC	272,009	364	Kyoei Steel Ltd	10,300		291
Rallye SA	3,977	105	Tubos Reunidos SA	13,806		39

		556				773

Retail - Pubs (0.48%)			Steel Pipe & Tube (0.12%)
Enterprise Inns PLC	201,178	414	Armtec Infrastructure Income Fund	6,606		101

Retail - Regional Department Store (0.26%)			Telecommunication Equipment (0.44%)
Jelmoli Holding AG	615	223	COM DEV International Ltd (a)	20,000		49
			Oki Electric Industry Co Ltd	222,433		234
Retail - Restaurants (0.96%)			Spirent Communications PLC	97,585		102

Domino's Pizza UK & IRL PLC	85,377	290				385

McDonald's Holdings Co Japan Ltd	15,537	288
Saizeriya Co Ltd	17,300	253	Telecommunication Services (0.68%)

		831	Jazztel Plc - Rights (a)	167,886		11

			Jazztel Plc (a)	167,886		57

See accompanying notes

180

     Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Services (continued)			Water (0.40%)
SONAECOM - SGPS SA (a)	7,246 $	18	Northumbrian Water Group PLC	73,432 $	300
Telenet Group Holding NV (a)	23,565	502	Sociedad General de Aguas de Barcelona SA	2,169	49

		588			349

Telephone - Integrated (0.13%)			Web Portals (0.08%)
Freenet AG (a)	11,364	113	XING AG (a)	1,741	72

			TOTAL COMMON STOCKS	$ 85,502

Television (0.25%)
M6-Metropole Television	11,583	220	PREFERRED STOCKS (0.47%)
			Apparel Manufacturers (0.12%)
Textile - Products (0.10%)			Hugo Boss AG	4,029	101
Kurabo Industries Ltd	42,000	87
			Television (0.35%)
Tools - Hand Held (0.08%)			ProSiebenSat.1 Media AG	55,939	308

Hitachi Koki Co Ltd	7,500	66	TOTAL PREFERRED STOCKS	$ 409

				Principal
Transactional Software (0.24%)
				Amount	Value
SimCorp A/S	1,361	212		(000's)	(000's)

Transport - Equipment & Leasing (0.05%)			SHORT TERM INVESTMENTS (0.37%)
Genesis Lease Ltd ADR	9,461	41	Commercial Paper (0.37%)
			Investment in Joint Trading Account; Federal
Transport - Marine (0.66%)			Home Loan Bank Discount Notes
			0.01%, 7/ 1/2009 (d)	$ 317 $	317

Clarkson PLC	6,906	71
Deep Sea Supply PLC	106,500	174	TOTAL SHORT TERM INVESTMENTS	$ 317

Farstad Shipping ASA	2,600	49	REPURCHASE AGREEMENTS (0.86%)
Inui Steamship Co Ltd	21,554	158	Diversified Banking Institutions (0.86%)
Jinhui Shipping & Transportation Ltd	20,000	44	Investment in Joint Trading Account; Bank
Songa Offshore SE (a)	14,000	46	of America Repurchase Agreement; 0.05%
			dated 06/30/09 maturing 07/01/09
StealthGas Inc	6,991	32	(collateralized by Sovereign Agency

		574	Issues; $346,000; 0.00% - 6.25%; dated

			07/10/09 - 02/16/17)	$ 339 $	339
Transport - Rail (0.34%)
			Investment in Joint Trading Account; Credit
Groupe Eurotunnel SA (a)	52,387	298	Suisse Repurchase Agreement; 0.02%
			dated 06/30/09 maturing 07/01/09
Transport - Services (1.19%)			(collateralized by US Treasury Note;
Koninklijke Vopak NV (a)	9,947	498	$139,000; 0.88%; dated 03/31/11)	136	136
TransForce Inc	22,394	114	Investment in Joint Trading Account;
Viterra Inc (a)	49,055	426	Deutsche Bank Repurchase Agreement;

			0.08% dated 06/30/09 maturing 07/01/09
		1,038	(collateralized by Sovereign Agency

Transport - Truck (0.41%)			Issues; $139,000; 3.12% - 4.63%; dated
Hamakyorex Co Ltd	2,813	63	12/06/10 - 10/10/12)	136	136
Hitachi Transport System Ltd	24,930	290

		353

Travel Services (0.41%)
HIS Co Ltd	5,000	110
Thomas Cook Group PLC	73,485	249

		359

Venture Capital (0.02%)
Altamir Amboise	4,733	17

See accompanying notes

181

     Schedule of Investments International SmallCap Account

June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Country	Percent

	Amount	Value
	(000's)	(000's)	Japan	28.39%

			United Kingdom	17.26%
REPURCHASE AGREEMENTS (continued)			Canada	10.04%
Diversified Banking Institutions (continued)			Germany	5.32%
Investment in Joint Trading Account;			Australia	4.30%
Morgan Stanley Repurchase Agreement;			France	3.96%
0.03% dated 06/30/09 maturing 07/01/09			Sweden	3.86%
(collateralized by Sovereign Agency			Hong Kong	3.85%
Issues; $139,000; 2.38% - 5.00%; dated			Italy	3.65%
02/25/11-06/25/14)	$ 136 $	136	Netherlands	3.42%

			Singapore	2.35%
		747	Spain	2.21%

			Switzerland	2.12%
TOTAL REPURCHASE AGREEMENTS	$ 747		Bermuda	1.43%

Total Investments	$ 86,975		Denmark	1.34%
Liabilities in Excess of Other Assets, Net - (0.08)%		(66)	Norway	1.25%

			United States	1.22%
TOTAL NET ASSETS - 100.00%	$ 86,909		Greece	1.06%

			Ireland	0.87%
			Belgium	0.74%
(a) Non-Income Producing Security			Portugal	0.46%
			Finland	0.37%
(b)	Market value is determined in accordance with procedures established in		Austria	0.23%
good faith by the Board of Directors. At the end of the period, the value			Cyprus	0.20%
of these securities totaled $44 or 0.05% of net assets.			Liechtenstein	0.08%
(c) Security is Illiquid			New Zealand	0.05%
(d) Rate shown is the discount rate.			China	0.05%
			Korea, Republic Of	0.00%
Unrealized Appreciation (Depreciation)			Liabilities in Excess of Other Assets, Net	(0.08%)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost			TOTAL NET ASSETS	100.00%

of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 10,481
Unrealized Depreciation		(7,741)

Net Unrealized Appreciation (Depreciation)		2,740
Cost for federal income tax purposes		84,235
All dollar amounts are shown in thousands (000's)

See accompanying notes

182

Schedule of Investments LargeCap Blend Account II June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.03%)			COMMON STOCKS (continued)
Advertising Agencies (0.32%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	16,300 $	515	Pepsi Bottling Group Inc	3,800 $	129
			PepsiCo Inc	35,400	1,945

Advertising Sales (0.04%)					4,152

Lamar Advertising Co (a)	3,800	58
			Broadcasting Services & Programming (0.24%)
Aerospace & Defense (1.62%)			Discovery Communications Inc - A Shares (a)	6,150	139
Boeing Co/The	11,800	502	Discovery Communications Inc - C Shares (a)	9,050	186
General Dynamics Corp	7,200	399	Scripps Networks Interactive	1,800	50

Lockheed Martin Corp	8,900	718			375

Northrop Grumman Corp	8,700	397	Building - Residential & Commercial (0.11%)
Raytheon Co	5,800	258	KB Home	3,300	45
Rockwell Collins Inc	7,200	300	Lennar Corp	13,500	131

		2,574			176

Aerospace & Defense Equipment (0.81%)			Building Products - Wood (0.14%)
Goodrich Corp	4,200	210	Masco Corp	23,600	226
United Technologies Corp	20,800	1,081

		1,291	Cable/Satellite TV (0.75%)

			Cablevision Systems Corp	13,000	252
Agricultural Chemicals (0.65%)
Monsanto Co	11,900	885	DIRECTV Group Inc/The (a)	4,900	121
Mosaic Co/The	1,100	49	Time Warner Cable Inc	25,815	818

Potash Corp of Saskatchewan Inc	1,100	102			1,191

		1,036	Casino Hotels (0.13%)

			MGM Mirage (a)	32,210	206
Agricultural Operations (0.13%)
Archer-Daniels-Midland Co	7,800	209	Casino Services (0.11%)
			International Game Technology	10,900	173
Airlines (0.11%)
Southwest Airlines Co	25,200	170	Cellular Telecommunications (0.28%)
			MetroPCS Communications Inc (a)	27,700	369
Apparel Manufacturers (0.17%)
Coach Inc	10,100	271	NII Holdings Inc (a)	4,200	80

					449

Applications Software (3.44%)			Chemicals - Diversified (0.41%)
Microsoft Corp	187,600	4,459	Dow Chemical Co/The	9,900	160
Red Hat Inc (a)	34,700	699	EI Du Pont de Nemours & Co	19,400	497

Salesforce.com Inc (a)	7,700	294			657

		5,452

			Chemicals - Specialty (0.14%)
Athletic Footwear (0.22%)			International Flavors & Fragrances Inc	2,600	85
NIKE Inc	6,800	352	Sigma-Aldrich Corp	2,800	139

					224

Audio & Video Products (0.02%)
Harman International Industries Inc	2,000	38	Coal (0.25%)
			Consol Energy Inc	9,500	323
Auto - Medium & Heavy Duty Trucks (0.14%)			Peabody Energy Corp	2,600	78

Paccar Inc	7,000	228			401

Auto/Truck Parts & Equipment - Original (0.22%)			Coatings & Paint (0.03%)
Johnson Controls Inc	16,400	356	Sherwin-Williams Co/The	800	43

Beverages - Non-Alcoholic (2.62%)			Commercial Banks (0.18%)
Coca-Cola Co/The	43,300	2,078	First Horizon National Corp	13,195	158

See accompanying notes

183

     Schedule of Investments LargeCap Blend Account II

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Dental Supplies & Equipment (0.08%)
Marshall & Ilsley Corp	25,398 $	122	DENTSPLY International Inc	4,300 $	131

		280

			Dialysis Centers (0.13%)
Commercial Services (0.04%)			DaVita Inc (a)	4,300	213
Quanta Services Inc (a)	2,600	60
			Disposable Medical Products (0.16%)
Commercial Services - Finance (0.88%)			CR Bard Inc	3,400	253
Automatic Data Processing Inc	10,000	354
H&R Block Inc	5,000	86	Distribution & Wholesale (0.07%)
Mastercard Inc	1,800	301	Fastenal Co	1,400	46
Moody's Corp	3,600	95	Genuine Parts Co	2,100	71

Paychex Inc	6,400	161			117

Visa Inc	1,200	75
Western Union Co/The	19,600	322	Diversified Banking Institutions (4.72%)

			Bank of America Corp	172,527	2,277
		1,394

			Goldman Sachs Group Inc/The	10,500	1,548
Computer Aided Design (0.63%)			JP Morgan Chase & Co	87,188	2,974
Autodesk Inc (a)	52,200	991	Morgan Stanley	23,800	679

					7,478

Computer Services (0.42%)
Accenture Ltd	16,100	539	Diversified Manufacturing Operations (2.92%)
Computer Sciences Corp (a)	2,900	128	3M Co	17,800	1,070

		667	Danaher Corp	14,300	883

			General Electric Co	152,700	1,790
Computers (4.76%)			Honeywell International Inc	16,100	505
Apple Inc (a)	18,900	2,692	Illinois Tool Works Inc	5,600	209
Dell Inc (a)	43,600	599	Tyco International Ltd	6,800	177

Hewlett-Packard Co	44,000	1,700			4,634

IBM Corp	24,500	2,558

		7,549	E-Commerce - Products (0.74%)

			Amazon.com Inc (a)	14,100	1,180
Computers - Memory Devices (0.64%)
EMC Corp/Massachusetts (a)	40,500	531	E-Commerce - Services (0.20%)
NetApp Inc (a)	6,700	132	Expedia Inc (a)	20,800	314
SanDisk Corp (a)	23,500	345

		1,008	Electric - Generation (0.17%)

			AES Corp/The	22,900	266
Consumer Products - Miscellaneous (0.83%)
Clorox Co	7,400	413	Electric - Integrated (3.02%)
Fortune Brands Inc	4,700	163	Allegheny Energy Inc	9,100	233
Kimberly-Clark Corp	14,200	745	American Electric Power Co Inc	17,400	503

		1,321	Constellation Energy Group Inc	11,100	295

Cosmetics & Toiletries (2.57%)			Duke Energy Corp	19,500	285
Avon Products Inc	22,600	583	Edison International	3,000	94
Colgate-Palmolive Co	5,000	354	Entergy Corp	7,100	550
Procter & Gamble Co	61,399	3,137	Exelon Corp	7,400	379

		4,074	FirstEnergy Corp	9,600	372

Data Processing & Management (0.20%)			FPL Group Inc	6,900	392
Fidelity National Information Services Inc	5,500	110	Pinnacle West Capital Corp	4,600	139
Fiserv Inc (a)	4,400	201	PPL Corp	14,400	475

		311	Progress Energy Inc	5,400	204

			Public Service Enterprise Group Inc	11,900	388
			Southern Co/The	8,200	256

See accompanying notes		184

Schedule of Investments
LargeCap Blend Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Other Services (continued)
TECO Energy Inc	18,500 $	221	NASDAQ OMX Group Inc/The (a)	4,200 $	90

		4,786			626

Electric Products - Miscellaneous (0.20%)			Food - Confectionery (0.15%)
Emerson Electric Co	9,600	311	JM Smucker Co/The	4,764	232

Electronic Components - Miscellaneous (0.35%)			Food - Miscellaneous/Diversified (0.85%)
Tyco Electronics Ltd	30,200	561	Campbell Soup Co	6,600	194
			Kellogg Co	5,000	233
Electronic Components - Semiconductors (2.00%)			Kraft Foods Inc	35,993	912

Advanced Micro Devices Inc (a)	40,900	158			1,339

Broadcom Corp (a)	3,000	74
Intel Corp	122,500	2,027	Food - Retail (0.19%)
MEMC Electronic Materials Inc (a)	5,100	91	Kroger Co/The	6,400	141
Micron Technology Inc (a)	36,100	183	SUPERVALU Inc	8,400	109
National Semiconductor Corp	7,500	94	Whole Foods Market Inc	3,100	59

Nvidia Corp (a)	16,600	188			309

Texas Instruments Inc	9,400	200	Food - Wholesale & Distribution (0.20%)
Xilinx Inc	7,600	156	Sysco Corp	13,800	310

		3,171

			Forestry (0.09%)
Electronic Measurement Instruments (0.12%)			Weyerhaeuser Co	4,700	143
Agilent Technologies Inc (a)	9,100	185
			Gas - Distribution (0.46%)
Engineering - Research & Development Services (0.26%)			Centerpoint Energy Inc	29,200	324
Fluor Corp	4,900	251	NiSource Inc	5,600	65
Foster Wheeler AG (a)	3,400	81	Sempra Energy	7,000	347

McDermott International Inc (a)	3,600	73			736

		405

			Gold Mining (0.24%)
Entertainment Software (0.12%)			Newmont Mining Corp	9,400	384
Electronic Arts Inc (a)	8,800	191
			Hazardous Waste Disposal (0.19%)
Fiduciary Banks (0.96%)			Stericycle Inc (a)	5,800	299
Bank of New York Mellon Corp/The	19,200	563
Northern Trust Corp	7,600	408	Hotels & Motels (0.33%)
State Street Corp	11,800	557	Marriott International Inc/DE	20,375	450

		1,528	Starwood Hotels & Resorts Worldwide Inc	3,600	80

Finance - Consumer Loans (0.30%)					530

SLM Corp (a)	46,900	482	Human Resources (0.12%)
			Monster Worldwide Inc (a)	2,700	32
Finance - Credit Card (0.32%)			Robert Half International Inc	6,800	160

American Express Co	21,600	502			192

Finance - Investment Banker & Broker (0.43%)			Independent Power Producer (0.29%)
Charles Schwab Corp/The	25,600	449	NRG Energy Inc (a)	18,000	467
E*Trade Financial Corp (a)	180,800	231

		680	Industrial Automation & Robots (0.12%)

			Rockwell Automation Inc/DE	5,700	183
Finance - Other Services (0.40%)
CME Group Inc	1,100	342	Industrial Gases (0.45%)
IntercontinentalExchange Inc (a)	1,700	194	Praxair Inc	10,100	718
See accompanying notes

185

Schedule of Investments
LargeCap Blend Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Scientific (0.10%)			Medical - HMO (continued)
Waters Corp (a)	3,200 $	165	WellPoint Inc (a)	15,400 $	784

					1,822

Insurance Brokers (0.45%)
Aon Corp	13,100	496	Medical - Wholesale Drug Distribution (0.34%)
Marsh & McLennan Cos Inc	10,400	209	Cardinal Health Inc	3,900	119

		705	McKesson Corp	9,700	427

					546

Internet Security (0.24%)
VeriSign Inc (a)	20,500	379	Medical Instruments (0.99%)
			Boston Scientific Corp (a)	9,700	98
Investment Management & Advisory Services (0.37%)			Intuitive Surgical Inc (a)	1,000	164
Ameriprise Financial Inc	9,820	238	Medtronic Inc	24,300	848
Franklin Resources Inc	900	65	St Jude Medical Inc (a)	11,000	452

Invesco Ltd	15,700	280			1,562

		583	Medical Products (3.08%)

Life & Health Insurance (0.61%)			Baxter International Inc	15,000	794
Aflac Inc	13,600	423	Becton Dickinson and Co	2,800	200
Lincoln National Corp	10,600	182	Covidien PLC	12,800	479
Prudential Financial Inc	9,500	354	Hospira Inc (a)	3,000	116

		959	Johnson & Johnson	53,300	3,028

			Stryker Corp	6,600	262

Machinery - Farm (0.35%)
					4,879

Deere & Co	13,700	547
			Metal - Copper (0.37%)
Medical - Biomedical/Gene (2.24%)			Freeport-McMoRan Copper & Gold Inc	11,553	579
Amgen Inc (a)	20,800	1,101
Biogen Idec Inc (a)	4,800	217	Metal Processors & Fabrication (0.08%)
Celgene Corp (a)	14,200	679	Precision Castparts Corp	1,700	124
Genzyme Corp (a)	800	45
Gilead Sciences Inc (a)	27,800	1,302	Motion Pictures & Services (0.01%)
Life Technologies Corp (a)	3,700	154	Ascent Media Corp (a)	705	19
Vertex Pharmaceuticals Inc (a)	1,400	50	Motorcycle/Motor Scooter (0.16%)

		3,548	Harley-Davidson Inc	15,700	254

Medical - Drugs (5.10%)
Abbott Laboratories	28,700	1,350	Multi-Line Insurance (0.42%)
Allergan Inc/United States	8,600	409	Assurant Inc	8,800	212
Bristol-Myers Squibb Co	40,300	819	Hartford Financial Services Group Inc	4,800	57
Cephalon Inc (a)	2,300	130	Loews Corp	6,800	186
Eli Lilly & Co	17,000	589	MetLife Inc	6,900	207

Merck & Co Inc/NJ	51,100	1,429			662

Pfizer Inc	55,800	837	Multimedia (1.21%)
Schering-Plough Corp	41,800	1,050	Liberty Media Corp - Entertainment (a)	2,000	53
Wyeth	32,500	1,475	McGraw-Hill Cos Inc/The	5,100	154

		8,088	News Corp	13,000	118

Medical - HMO (1.15%)			Time Warner Inc	33,266	838
Aetna Inc	7,500	188	Viacom Inc (a)	5,000	114
CIGNA Corp	8,300	200	Walt Disney Co/The	27,700	646

Humana Inc (a)	5,600	181			1,923

UnitedHealth Group Inc	18,800	469	Networking Products (1.22%)
			Cisco Systems Inc (a)	70,200	1,309

See accompanying notes

186

     Schedule of Investments LargeCap Blend Account II

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (continued)			Pipelines (0.45%)
Juniper Networks Inc (a)	26,200 $	618	Spectra Energy Corp	26,500 $	449

		1,927	Williams Cos Inc	17,000	265

Non-Hazardous Waste Disposal (0.77%)					714

Republic Services Inc	49,760	1,215	Property & Casualty Insurance (0.68%)
			Chubb Corp	10,000	399
Oil - Field Services (1.75%)			Travelers Cos Inc/The	16,415	673

Baker Hughes Inc	10,600	386			1,072

BJ Services Co	13,800	188
Halliburton Co	7,100	147	Quarrying (0.15%)
Schlumberger Ltd	32,700	1,770	Vulcan Materials Co	5,500	237
Smith International Inc	10,800	278	Regional Banks (2.39%)

		2,769	Fifth Third Bancorp	38,900	276

Oil & Gas Drilling (0.07%)			Keycorp	42,100	221
Diamond Offshore Drilling Inc	1,400	116	SunTrust Banks Inc	3,400	56
			US Bancorp	47,600	853
Oil Company - Exploration & Production (2.21%)			Wells Fargo & Co	98,241	2,383

Cabot Oil & Gas Corp	6,800	208			3,789

Devon Energy Corp	6,300	343
EOG Resources Inc	8,000	544	REITS - Apartments (0.17%)
Newfield Exploration Co (a)	11,300	369	Equity Residential	12,300	273
Occidental Petroleum Corp	13,100	862	REITS - Office Property (0.15%)
Range Resources Corp	3,600	149	Boston Properties Inc	5,000	238
Southwestern Energy Co (a)	8,000	311
XTO Energy Inc	18,900	721	REITS - Regional Malls (0.30%)

		3,507	Simon Property Group Inc	9,190	473

Oil Company - Integrated (7.42%)
			REITS - Shopping Centers (0.05%)
Chevron Corp	41,900	2,776
			Kimco Realty Corp	7,700	77
ConocoPhillips	18,700	786
Exxon Mobil Corp	98,500	6,886	Retail - Apparel & Shoe (0.30%)
Hess Corp	5,000	269	Gap Inc/The	28,900	474
Murphy Oil Corp	12,400	674
Suncor Energy Inc	12,000	364	Retail - Auto Parts (0.16%)

		11,755	AutoZone Inc (a)	1,700	257

Oil Field Machinery & Equipment (0.23%)			Retail - Bedding (0.35%)
FMC Technologies Inc (a)	9,500	357	Bed Bath & Beyond Inc (a)	17,800	547

Oil Refining & Marketing (0.15%)			Retail - Building Products (1.27%)
Sunoco Inc	1,500	35	Home Depot Inc	40,800	964
Valero Energy Corp	11,600	196	Lowe's Cos Inc	54,300	1,054

		231			2,018

Paper & Related Products (0.23%)			Retail - Consumer Electronics (0.05%)
International Paper Co	16,900	256	Best Buy Co Inc	2,200	74
MeadWestvaco Corp	6,700	110

		366	Retail - Discount (1.53%)

Pharmacy Services (0.68%)			Costco Wholesale Corp	3,600	165
Express Scripts Inc (a)	8,300	570	Wal-Mart Stores Inc	46,600	2,257

Medco Health Solutions Inc (a)	11,200	511			2,422

		1,081

See accompanying notes

187

Schedule of Investments
LargeCap Blend Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Drug Store (1.06%)			Toys (0.10%)
CVS Caremark Corp	37,978 $	1,211	Hasbro Inc	6,300 $	153
Walgreen Co	16,100	473

		1,684	Transport - Rail (0.92%)

			Burlington Northern Santa Fe Corp	3,300	243
Retail - Office Supplies (0.06%)			CSX Corp	7,000	242
Staples Inc	4,700	95	Norfolk Southern Corp	4,800	181
Retail - Regional Department Store (0.36%)			Union Pacific Corp	15,100	786

Kohl's Corp (a)	13,300	569			1,452

			Transport - Services (0.84%)
Retail - Restaurants (1.31%)			CH Robinson Worldwide Inc	3,600	188
McDonald's Corp	22,200	1,276	Expeditors International of Washington Inc	4,300	143
Starbucks Corp (a)	29,300	407	United Parcel Service Inc	20,000	1,000

Yum! Brands Inc	11,800	394			1,331

		2,077

			Web Portals (1.25%)
Schools (0.10%)			Google Inc (a)	4,700	1,981
Apollo Group Inc (a)	2,200	156
			Wireless Equipment (1.62%)
Semiconductor Component - Integrated Circuits (0.04%)			American Tower Corp (a)	10,560	333
Marvell Technology Group Ltd (a)	5,800	67	Crown Castle International Corp (a)	14,600	351
			Motorola Inc	42,100	279
Semiconductor Equipment (0.26%)
			Qualcomm Inc	35,500	1,604

Applied Materials Inc	25,900	284
					2,567
Kla-Tencor Corp	4,800	121

		405	TOTAL COMMON STOCKS	$ 156,943

Steel - Producers (0.38%)			SHORT TERM INVESTMENTS (0.53%)
AK Steel Holding Corp	5,500	105	Commercial Paper (0.53%)
Nucor Corp	7,700	342	Investment in Joint Trading Account; Federal
United States Steel Corp	4,500	161	Home Loan Bank Discount Notes

			0.01%, 7/ 1/2009 (b)	$ 844 $	844

		608

			TOTAL SHORT TERM INVESTMENTS	$ 844

Telecommunication Equipment - Fiber Optics (0.51%)
Corning Inc	40,800	655	REPURCHASE AGREEMENTS (1.26%)
JDS Uniphase Corp (a)	27,400	157	Diversified Banking Institutions (1.26%)

		812	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.05%
Telephone - Integrated (2.78%)			dated 06/30/09 maturing 07/01/09
AT&T Inc	142,977	3,551	(collateralized by Sovereign Agency
			Issues; $923,000; 0.00% - 6.25%; dated
Sprint Nextel Corp (a)	153,200	737	07/10/09 - 02/16/17)	$ 904 $	904
Verizon Communications Inc	4,000	123	Investment in Joint Trading Account; Credit

		4,411	Suisse Repurchase Agreement; 0.02%

			dated 06/30/09 maturing 07/01/09
Therapeutics (0.07%)			(collateralized by US Treasury Note;
Warner Chilcott Ltd (a)	7,900	104	$369,000; 0.88%; dated 03/31/11)	362	362
			Investment in Joint Trading Account;
Tobacco (1.71%)			Deutsche Bank Repurchase Agreement;
Altria Group Inc	45,000	737	0.08% dated 06/30/09 maturing 07/01/09
Philip Morris International Inc	45,300	1,976	(collateralized by Sovereign Agency

			Issues; $369,000; 3.12% - 4.63%; dated
		2,713	12/06/10 - 10/10/12)	362	362

Tools - Hand Held (0.06%)
Stanley Works/The	2,700	91

See accompanying notes

188

Schedule of Investments LargeCap Blend Account II June 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $369,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	$ 362 $	362

1,990

TOTAL REPURCHASE AGREEMENTS	$ 1,990

Total Investments	$ 159,777
Liabilities in Excess of Other Assets, Net - (0.82)%		(1,300)

TOTAL NET ASSETS - 100.00%	$ 158,477

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 9,357
Unrealized Depreciation	(48,493)

Net Unrealized Appreciation (Depreciation)	(39,136)
Cost for federal income tax purposes	198,913
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.34%
Financial	14.13%
Energy	12.53%
Technology	12.50%
Communications	11.41%
Industrial	9.84%
Consumer, Cyclical	8.44%
Utilities	3.95%
Basic Materials	3.15%
Mortgage Securities	0.53%
Liabilities in Excess of Other Assets, Net	(0.82%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.17%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	15	$ 3,507	$ 3,433	$ (74)
All dollar amounts are shown in thousands (000's)

See accompanying notes

189

     Schedule of Investments LargeCap Growth Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.60%)			COMMON STOCKS (continued)
Agricultural Chemicals (0.71%)			Gold Mining (1.95%)
Monsanto Co	18,122 $	1,347	Newmont Mining Corp	90,000 $	3,678

Athletic Footwear (0.99%)			Instruments - Scientific (2.00%)
NIKE Inc	35,981	1,863	Thermo Fisher Scientific Inc (a)	92,600	3,775

Beverages - Non-Alcoholic (2.61%)			Medical - Biomedical/Gene (3.58%)
Hansen Natural Corp (a)	63,000	1,941	Amgen Inc (a)	71,000	3,759
PepsiCo Inc	54,000	2,968	Myriad Genetics Inc (a)	83,736	2,985

		4,909			6,744

Commercial Services - Finance (5.56%)			Medical - Drugs (0.05%)
Mastercard Inc	29,534	4,942	Myriad Pharmaceuticals Inc (a)	20,934	97
Visa Inc	88,874	5,533

		10,475	Medical - Generic Drugs (1.53%)

			Mylan Inc/PA (a)	221,000	2,884
Computers (9.47%)
Apple Inc (a)	67,022	9,546	Medical Instruments (5.68%)
Hewlett-Packard Co	84,943	3,283	Boston Scientific Corp (a)	344,000	3,488
Research In Motion Ltd (a)	70,628	5,018	Intuitive Surgical Inc (a)	16,049	2,627

		17,847	St Jude Medical Inc (a)	111,535	4,584

Cosmetics & Toiletries (0.92%)					10,699

Estee Lauder Cos Inc/The	53,000	1,731	Metal - Copper (2.15%)
			Freeport-McMoRan Copper & Gold Inc	81,000	4,059
Diversified Banking Institutions (9.19%)
Goldman Sachs Group Inc/The	33,538	4,945	Networking Products (3.59%)
JP Morgan Chase & Co	250,642	8,550	Cisco Systems Inc (a)	292,411	5,450
Morgan Stanley	134,000	3,820	Juniper Networks Inc (a)	56,000	1,322

		17,315			6,772

E-Commerce - Products (2.87%)			Oil & Gas Drilling (2.01%)
Amazon.com Inc (a)	64,600	5,404	Transocean Ltd (a)	51,000	3,789

E-Commerce - Services (2.41%)			Oil Company - Exploration & Production (1.30%)
eBay Inc (a)	109,000	1,867	Chesapeake Energy Corp	123,900	2,457
Priceline.com Inc (a)	24,000	2,677

		4,544	Regional Banks (3.32%)

			Capital One Financial Corp	83,000	1,816
Electronic Components - Semiconductors (2.50%)
Broadcom Corp (a)	190,000	4,710	PNC Financial Services Group Inc	61,128	2,373
			Wells Fargo & Co	85,000	2,062

Electronic Connectors (1.56%)					6,251

Amphenol Corp	92,800	2,936	Retail - Auto Parts (0.88%)
			AutoZone Inc (a)	11,000	1,662
Energy - Alternate Sources (1.49%)
First Solar Inc (a)	17,300	2,805	Retail - Bedding (1.32%)
			Bed Bath & Beyond Inc (a)	81,000	2,491
Entertainment Software (1.88%)
Activision Blizzard Inc (a)	279,900	3,535	Retail - Building Products (1.49%)
			Home Depot Inc	119,000	2,812
Food - Retail (0.81%)
Whole Foods Market Inc	80,000	1,518	Retail - Consumer Electronics (1.58%)
			Best Buy Co Inc	89,000	2,981

See accompanying notes

190

     Schedule of Investments LargeCap Growth Account June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Discount (0.94%)			Diversified Banking Institutions (continued)
Dollar Tree Inc (a)	42,000 $	1,768	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Regional Department Store (1.91%)			0.08% dated 06/30/09 maturing 07/01/09
Kohl's Corp (a)	84,000	3,591	(collateralized by Sovereign Agency
			Issues; $1,252,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	$ 1,228 $	1,228
Retail - Restaurants (3.20%)			Investment in Joint Trading Account;
McDonald's Corp	72,191	4,150	Morgan Stanley Repurchase Agreement;
Starbucks Corp (a)	136,000	1,889	0.03% dated 06/30/09 maturing 07/01/09

		6,039	(collateralized by Sovereign Agency

			Issues; $1,252,000; 2.38% - 5.00%; dated
Schools (1.25%)			02/25/11-06/25/14)	1,228	1,228

Apollo Group Inc (a)	33,000	2,347			6,753

Semiconductor Component - Integrated Circuits (1.72%)			TOTAL REPURCHASE AGREEMENTS	$ 6,753

Marvell Technology Group Ltd (a)	279,000	3,248	Total Investments	$ 187,870
			Other Assets in Excess of Liabilities, Net - 0.30%		568

Telephone - Integrated (1.23%)			TOTAL NET ASSETS - 100.00%	$ 188,438

Sprint Nextel Corp (a)	482,672	2,322

Transport - Rail (1.22%)			(a) Non-Income Producing Security
Union Pacific Corp	44,000	2,291	(b) Rate shown is the discount rate.

Web Portals (3.22%)			Unrealized Appreciation (Depreciation)
Google Inc (a)	14,390	6,067	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Wireless Equipment (4.51%)
Nokia OYJ ADR	123,000	1,793	Unrealized Appreciation	$ 16,510
Qualcomm Inc	148,137	6,696	Unrealized Depreciation		(22,709)

		8,489	Net Unrealized Appreciation (Depreciation)		(6,199)

TOTAL COMMON STOCKS	$ 178,252		Cost for federal income tax purposes		194,069

			All dollar amounts are shown in thousands (000's)
	Principal

	Amount	Value	Portfolio Summary (unaudited)

	(000's)	(000's)

			Sector		Percent

SHORT TERM INVESTMENTS (1.52%)
			Consumer, Non-cyclical		21.97%
Commercial Paper (1.52%)			Communications		17.83%
Investment in Joint Trading Account; Federal			Financial		16.09%
Home Loan Bank Discount Notes			Technology		15.57%
0.01%, 7/ 1/2009 (b)	$ 2,865 $	2,865	Consumer, Cyclical		12.32%

TOTAL SHORT TERM INVESTMENTS	$ 2,865		Basic Materials		4.82%

			Energy		4.80%
REPURCHASE AGREEMENTS (3.58%)			Industrial		4.78%
Diversified Banking Institutions (3.58%)			Mortgage Securities		1.52%
			Other Assets in Excess of Liabilities, Net		0.30%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.05%			TOTAL NET ASSETS		100.00%

dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $3,131,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 3,069 $	3,069
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$1,252,000; 0.88%; dated 03/31/11)	1,228	1,228

See accompanying notes

191

Schedule of Investments
LargeCap Growth Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.87%)			COMMON STOCKS (continued)
Aerospace & Defense (0.95%)			Electronic Components - Semiconductors
Lockheed Martin Corp	21,300 $	1,718	(continued)
			Xilinx Inc	133,500 $	2,731

Agricultural Chemicals (0.58%)					7,956

Monsanto Co	14,100	1,048	Energy - Alternate Sources (0.59%)
			First Solar Inc (a)	6,600	1,070
Applications Software (3.96%)
Microsoft Corp	218,900	5,203	Engineering - Research & Development Services (0.61%)
Salesforce.com Inc (a)	50,900	1,943	Fluor Corp	21,500	1,103

		7,146

Athletic Footwear (0.47%)			Fiduciary Banks (2.06%)
NIKE Inc	16,300	844	State Street Corp	78,900	3,724

Casino Hotels (0.43%)			Finance - Credit Card (0.96%)
MGM Mirage (a)	119,900	766	American Express Co	74,200	1,724

Cellular Telecommunications (0.81%)			Finance - Investment Banker & Broker (0.87%)
MetroPCS Communications Inc (a)	109,900	1,463	Charles Schwab Corp/The	89,900	1,577

Commercial Services - Finance (2.37%)			Hotels & Motels (1.97%)
Mastercard Inc	16,300	2,727	Marriott International Inc/DE	160,892	3,551
Western Union Co/The	94,500	1,550	Independent Power Producer (1.49%)

		4,277	NRG Energy Inc (a)	103,200	2,679

Computer Services (1.57%)
Accenture Ltd	84,600	2,831	Industrial Gases (1.93%)
			Praxair Inc	49,100	3,490
Computers (5.81%)
Apple Inc (a)	59,300	8,446	Investment Management & Advisory Services (1.15%)
Research In Motion Ltd (a)	28,600	2,032	Franklin Resources Inc	28,900	2,081

		10,478

			Medical - Biomedical/Gene (5.32%)
Cosmetics & Toiletries (0.53%)			Amgen Inc (a)	22,200	1,175
Procter & Gamble Co	18,700	956	Celgene Corp (a)	61,843	2,959
			Gilead Sciences Inc (a)	116,800	5,471

Diversified Banking Institutions (3.63%)					9,605

Goldman Sachs Group Inc/The	25,200	3,715
JP Morgan Chase & Co	58,600	1,999	Medical - Drugs (1.66%)
Morgan Stanley	29,200	833	Allergan Inc/United States	62,900	2,993

		6,547

			Medical - HMO (1.15%)
Diversified Manufacturing Operations (3.39%)			WellPoint Inc (a)	40,800	2,076
Danaher Corp	99,000	6,112
			Medical - Wholesale Drug Distribution (1.74%)
E-Commerce - Products (3.97%)			McKesson Corp	71,200	3,133
Amazon.com Inc (a)	85,700	7,170
			Medical Instruments (0.65%)
E-Commerce - Services (1.07%)			Intuitive Surgical Inc (a)	7,200	1,178
Expedia Inc (a)	128,300	1,939
			Medical Products (1.94%)
Electronic Components - Semiconductors (4.41%)			Baxter International Inc	34,900	1,848
Broadcom Corp (a)	110,700	2,744	Stryker Corp	41,700	1,657

Intel Corp	149,900	2,481			3,505

See accompanying notes

192

     Schedule of Investments LargeCap Growth Account I

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (3.69%)			Transport - Services (continued)
Juniper Networks Inc (a)	282,000 $	6,655	United Parcel Service Inc	8,900 $	445

					2,659

Oil - Field Services (2.43%)
Schlumberger Ltd	81,100	4,388	Web Portals (3.30%)
			Google Inc (a)	14,100	5,944
Oil Company - Exploration & Production (1.49%)
EOG Resources Inc	39,500	2,683	Wireless Equipment (8.09%)
			American Tower Corp (a)	171,600	5,411
Oil Company - Integrated (2.42%)			Crown Castle International Corp (a)	129,900	3,120
Petroleo Brasileiro SA ADR	68,300	2,279	Qualcomm Inc	134,200	6,066

Suncor Energy Inc	68,500	2,078			14,597

		4,357	TOTAL COMMON STOCKS		$ 176,606

Pharmacy Services (2.91%)			SHORT TERM INVESTMENTS (0.44%)
Medco Health Solutions Inc (a)	115,200	5,254	Commercial Paper (0.44%)
			Investment in Joint Trading Account; Federal
Power Converter & Supply Equipment (0.52%)			Home Loan Bank Discount Notes
Sunpower Corp - Class B (a)	39,100	936	0.01%, 7/ 1/2009 (b)	$ 789 $	789

			TOTAL SHORT TERM INVESTMENTS		$ 789

Regional Banks (0.99%)
Wells Fargo & Co	73,900	1,793	REPURCHASE AGREEMENTS (1.03%)
			Diversified Banking Institutions (1.03%)
Retail - Auto Parts (0.67%)			Investment in Joint Trading Account; Bank
O'Reilly Automotive Inc (a)	31,600	1,203	of America Repurchase Agreement; 0.05%
			dated 06/30/09 maturing 07/01/09
Retail - Bedding (1.37%)			(collateralized by Sovereign Agency
			Issues; $863,000; 0.00% - 6.25%; dated
Bed Bath & Beyond Inc (a)	80,400	2,472	07/10/09 - 02/16/17)	$ 846 $	846
			Investment in Joint Trading Account; Credit
Retail - Building Products (0.74%)			Suisse Repurchase Agreement; 0.02%
Lowe's Cos Inc	68,500	1,330	dated 06/30/09 maturing 07/01/09
			(collateralized by US Treasury Note;
Retail - Discount (2.56%)			$345,000; 0.88%; dated 03/31/11)	338	338
Wal-Mart Stores Inc	95,500	4,626	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Drug Store (1.15%)			0.08% dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
CVS Caremark Corp	65,000	2,072	Issues; $345,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	338	338
Retail - Regional Department Store (1.06%)			Investment in Joint Trading Account;
Kohl's Corp (a)	44,800	1,915	Morgan Stanley Repurchase Agreement;
			0.03% dated 06/30/09 maturing 07/01/09
Retail - Restaurants (1.00%)			(collateralized by Sovereign Agency
Yum! Brands Inc	54,200	1,807	Issues; $345,000; 2.38% - 5.00%; dated
			02/25/11-06/25/14)	338	338

Semiconductor Component - Integrated Circuits (1.93%)					1,860

Marvell Technology Group Ltd (a)	299,800	3,490	TOTAL REPURCHASE AGREEMENTS		$ 1,860

Semiconductor Equipment (1.49%)			Total Investments		$ 179,255
ASML Holding NV	124,300	2,691	Other Assets in Excess of Liabilities, Net - 0.66%		1,185

			TOTAL NET ASSETS - 100.00%		$ 180,440

Telecommunication Equipment - Fiber Optics (0.55%)
Corning Inc	61,900	994
			(a) Non-Income Producing Security
Transport - Services (1.47%)			(b) Rate shown is the discount rate.

See accompanying notes

193

	Schedule of Investments
	LargeCap Growth Account I
	June 30, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 17,440
Unrealized Depreciation	(25,422)

Net Unrealized Appreciation (Depreciation)	(7,982)
Cost for federal income tax purposes	187,237
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Communications	21.48%
Technology	19.17%
Consumer, Non-cyclical	18.28%
Consumer, Cyclical	11.41%
Financial	10.70%
Industrial	6.94%
Energy	6.93%
Basic Materials	2.51%
Utilities	1.48%
Mortgage Securities	0.44%
Other Assets in Excess of Liabilities, Net	0.66%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.16%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	17	$ 3,958	$ 3,891	$ (67)
All dollar amounts are shown in thousands (000's)

See accompanying notes

194

     Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.73%)			COMMON STOCKS (continued)
Advertising Agencies (0.15%)			Auto - Car & Light Trucks (0.24%)
Interpublic Group of Cos Inc (a)	5,635 $	28	Ford Motor Co (a)	37,911 $	230
Omnicom Group Inc	3,662	116

		144	Auto - Medium & Heavy Duty Trucks (0.14%)

			Paccar Inc	4,278	139
Aerospace & Defense (1.42%)
Boeing Co/The	8,555	364	Auto/Truck Parts & Equipment - Original (0.16%)
General Dynamics Corp	4,536	251	Johnson Controls Inc	7,000	152
Lockheed Martin Corp	3,848	310
Northrop Grumman Corp	3,811	174	Beverages - Non-Alcoholic (2.38%)
Raytheon Co	4,642	206	Coca-Cola Co/The	23,453	1,126
Rockwell Collins Inc	1,866	78	Coca-Cola Enterprises Inc	3,736	62

		1,383	Dr Pepper Snapple Group Inc (a)	2,991	63

			Pepsi Bottling Group Inc	1,610	54
Aerospace & Defense Equipment (0.67%)
Goodrich Corp	1,459	73	PepsiCo Inc	18,339	1,008

United Technologies Corp	11,097	577			2,313

		650	Beverages - Wine & Spirits (0.08%)

			Brown-Forman Corp	1,150	50
Agricultural Chemicals (0.53%)
CF Industries Holdings Inc	570	42	Constellation Brands Inc (a)	2,317	29

Monsanto Co	6,429	478			79

		520	Brewery (0.08%)

			Molson Coors Brewing Co	1,756	74
Agricultural Operations (0.21%)
Archer-Daniels-Midland Co	7,563	202	Broadcasting Services & Programming (0.03%)
			Scripps Networks Interactive	1,066	30
Airlines (0.06%)
Southwest Airlines Co	8,727	59	Building - Residential & Commercial (0.10%)
			Centex Corp	1,466	13
Apparel Manufacturers (0.20%)
Coach Inc	3,741	100	DR Horton Inc	3,248	30
Polo Ralph Lauren Corp	666	36	KB Home	872	12
VF Corp	1,042	58	Lennar Corp	1,663	16

		194	Pulte Homes Inc	2,528	22

					93

Appliances (0.04%)
Whirlpool Corp	870	37	Building Products - Wood (0.04%)
			Masco Corp	4,233	41
Applications Software (2.45%)
Citrix Systems Inc (a)	2,132	68	Cable/Satellite TV (0.80%)
Compuware Corp (a)	2,850	20	Comcast Corp - Class A	33,967	492
Intuit Inc (a)	3,806	107	DIRECTV Group Inc/The (a)	6,174	153
Microsoft Corp	90,162	2,143	Time Warner Cable Inc	4,151	131

Salesforce.com Inc (a)	1,251	48			776

		2,386	Casino Hotels (0.03%)

			Wynn Resorts Ltd (a)	797	28
Athletic Footwear (0.24%)
NIKE Inc	4,565	236	Casino Services (0.06%)
			International Game Technology	3,490	55
Audio & Video Products (0.02%)
Harman International Industries Inc	817	15	Cellular Telecommunications (0.04%)
			MetroPCS Communications Inc (a)	2,982	40

See accompanying notes

195

     Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Chemicals - Diversified (0.58%)				Computer Services (continued)
Dow Chemical Co/The	12,674 $		204	Computer Sciences Corp (a)	1,785 $	79

EI Du Pont de Nemours & Co	10,644		273			222

PPG Industries Inc	1,938		85	Computers (4.70%)

			562	Apple Inc (a)	10,509	1,497

Chemicals - Specialty (0.22%)				Dell Inc (a)	20,486	281
Eastman Chemical Co	856		33	Hewlett-Packard Co	28,110	1,087
Ecolab Inc	1,978		77	IBM Corp	15,566	1,625
International Flavors & Fragrances Inc	927		30	Sun Microsystems Inc (a)	8,791	81

Sigma-Aldrich Corp	1,438		71			4,571

			211	Computers - Integrated Systems (0.05%)

Coal (0.19%)				Teradata Corp (a)	2,034	48
Consol Energy Inc	2,128		72
Massey Energy Co	1,007		20	Computers - Memory Devices (0.44%)
Peabody Energy Corp	3,149		95	EMC Corp/Massachusetts (a)	23,713	311

			187	NetApp Inc (a)	3,896	77

				SanDisk Corp (a)	2,672	39

Coatings & Paint (0.06%)						427

Sherwin-Williams Co/The	1,159		62
				Computers - Peripheral Equipment (0.02%)
Commercial Banks (0.35%)				Lexmark International Inc (a)	920	15
BB&T Corp	7,620		168
First Horizon National Corp	2,532		30	Consumer Products - Miscellaneous (0.42%)
M&T Bank Corp	964		49	Clorox Co	1,638	91
Marshall & Ilsley Corp	4,150		20	Fortune Brands Inc	1,769	62
Regions Financial Corp	13,606		55	Kimberly-Clark Corp	4,879	256

Zions Bancorporation	1,358		16			409

			338	Containers - Metal & Glass (0.11%)

Commercial Services (0.08%)				Ball Corp	1,107	50
Convergys Corp (a)	1,445		13	Owens-Illinois Inc (a)	1,982	56

Iron Mountain Inc (a)	2,122		61			106

			74	Containers - Paper & Plastic (0.10%)

Commercial Services - Finance (0.80%)				Bemis Co Inc	1,177	30
Automatic Data Processing Inc	5,909		209	Pactiv Corp (a)	1,554	34
Equifax Inc	1,487		39	Sealed Air Corp	1,868	34

H&R Block Inc	4,001		69			98

Mastercard Inc	853		143	Cosmetics & Toiletries (2.41%)
Moody's Corp	2,249		59	Avon Products Inc	5,029	130
Paychex Inc	3,783		95	Colgate-Palmolive Co	5,885	416
Total System Services Inc	2,323		31	Estee Lauder Cos Inc/The	1,367	45
Western Union Co/The	8,261		136	Procter & Gamble Co (b)	34,336	1,754

			781			2,345

Computer Aided Design (0.05%)				Cruise Lines (0.14%)
Autodesk Inc (a)	2,691		51	Carnival Corp	5,161	133

Computer Services (0.23%)				Data Processing & Management (0.18%)
Affiliated Computer Services Inc (a)	1,150		51	Dun & Bradstreet Corp	626	51
Cognizant Technology Solutions Corp (a)	3,441		92	Fidelity National Information Services Inc	2,253	45

See accompanying notes

196

     Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			E-Commerce - Services (continued)
Fiserv Inc (a)	1,833 $	84	Expedia Inc (a)	2,479 $	38

		180			256

Dental Supplies & Equipment (0.08%)			Electric - Generation (0.09%)
DENTSPLY International Inc	1,750	54	AES Corp/The	7,853	91
Patterson Cos Inc (a)	1,078	23

		77	Electric - Integrated (3.51%)

			Allegheny Energy Inc	1,996	51
Dialysis Centers (0.06%)			Ameren Corp	2,516	63
DaVita Inc (a)	1,218	60	American Electric Power Co Inc	5,616	162
Disposable Medical Products (0.09%)			CMS Energy Corp	2,672	32
CR Bard Inc	1,170	87	Consolidated Edison Inc	3,232	121
			Constellation Energy Group Inc	2,347	62
Distribution & Wholesale (0.18%)			Dominion Resources Inc/VA	6,950	232
Fastenal Co	1,522	51	DTE Energy Co	1,930	62
Genuine Parts Co	1,878	63	Duke Energy Corp	15,162	221
WW Grainger Inc	733	60	Edison International	3,838	121

		174	Entergy Corp	2,310	179

Diversified Banking Institutions (4.47%)			Exelon Corp	7,760	397
Bank of America Corp	95,270	1,257	FirstEnergy Corp	3,591	139
Citigroup Inc	64,941	193	FPL Group Inc	4,839	275
Goldman Sachs Group Inc/The	5,930	874	Integrys Energy Group Inc	900	27
JP Morgan Chase & Co	45,957	1,568	Northeast Utilities	2,063	46
Morgan Stanley	15,923	454	Pepco Holdings Inc	2,592	35

		4,346	PG&E Corp	4,339	167

			Pinnacle West Capital Corp	1,191	36
Diversified Manufacturing Operations (3.20%)			PPL Corp	4,430	146
3M Co	8,180	492	Progress Energy Inc	3,287	124
Cooper Industries Ltd	1,961	61	Public Service Enterprise Group Inc	5,961	195
Danaher Corp	3,004	185	SCANA Corp	1,435	47
Dover Corp	2,191	73	Southern Co/The	9,217	287
Eaton Corp	1,951	87	TECO Energy Inc	2,508	30
General Electric Co	124,747	1,462	Wisconsin Energy Corp	1,377	56
Honeywell International Inc	8,763	275	Xcel Energy Inc	5,368	99

Illinois Tool Works Inc	4,529	169			3,412

Ingersoll-Rand Co Ltd	3,756	79
ITT Corp	2,144	95	Electric Products - Miscellaneous (0.32%)
Leggett & Platt Inc	1,847	28	Emerson Electric Co	8,852	287
Parker Hannifin Corp	1,891	81	Molex Inc	1,633	25

Textron Inc	3,166	31			312

		3,118	Electronic Components - Miscellaneous (0.02%)

Diversified Operations (0.05%)			Jabil Circuit Inc	2,518	19
Leucadia National Corp	2,135	45	Electronic Components - Semiconductors (2.04%)
E-Commerce - Products (0.33%)			Advanced Micro Devices Inc (a)	6,603	25
Amazon.com Inc (a)	3,796	318	Altera Corp	3,457	56
			Broadcom Corp (a)	5,035	125
E-Commerce - Services (0.26%)			Intel Corp	65,792	1,089
eBay Inc (a)	12,731	218	LSI Corp (a)	7,644	35
			MEMC Electronic Materials Inc (a)	2,633	47
			Microchip Technology Inc	2,154	49

See accompanying notes		197

     Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Consumer Loans (0.06%)
(continued)			SLM Corp (a)	5,507 $	57
Micron Technology Inc (a)	9,975 $	50
National Semiconductor Corp	2,299	29	Finance - Credit Card (0.39%)
Nvidia Corp (a)	6,434	73	American Express Co	13,988	325
QLogic Corp (a)	1,400	18	Discover Financial Services	5,673	58

Texas Instruments Inc	15,001	319			383

Xilinx Inc	3,246	66

			Finance - Investment Banker & Broker (0.22%)
		1,981	Charles Schwab Corp/The	11,062	194

Electronic Connectors (0.07%)			E*Trade Financial Corp (a)	11,871	15

Amphenol Corp	2,018	64			209

Electronic Forms (0.18%)			Finance - Other Services (0.47%)
Adobe Systems Inc (a)	6,170	175	CME Group Inc	782	243
			IntercontinentalExchange Inc (a)	858	98
Electronic Measurement Instruments (0.13%)			NASDAQ OMX Group Inc/The (a)	1,619	35
Agilent Technologies Inc (a)	4,045	82	NYSE Euronext	3,063	83

FLIR Systems Inc (a)	1,770	40			459

		122	Financial Guarantee Insurance (0.01%)

Electronics - Military (0.10%)			MBIA Inc (a)	2,008	9
L-3 Communications Holdings Inc	1,373	95
			Food - Confectionery (0.14%)
Engineering - Research & Development Services (0.17%)			Hershey Co/The	1,952	70
Fluor Corp	2,119	109	JM Smucker Co/The	1,395	68

Jacobs Engineering Group Inc (a)	1,454	61			138

		170	Food - Dairy Products (0.04%)

Engines - Internal Combustion (0.09%)			Dean Foods Co (a)	2,085	40
Cummins Inc	2,377	84
			Food - Meat Products (0.08%)
Enterprise Software & Services (1.16%)			Hormel Foods Corp	822	28
BMC Software Inc (a)	2,178	74	Tyson Foods Inc	3,558	45

CA Inc	4,645	81			73

Novell Inc (a)	4,066	18	Food - Miscellaneous/Diversified (1.26%)
Oracle Corp	44,616	956	Campbell Soup Co	2,352	69

		1,129	ConAgra Foods Inc	5,268	100

Entertainment Software (0.08%)			General Mills Inc	3,875	217
Electronic Arts Inc (a)	3,804	83	HJ Heinz Co	3,706	132
			Kellogg Co	2,974	139
Fiduciary Banks (0.86%)			Kraft Foods Inc	17,349	440
Bank of New York Mellon Corp/The	14,083	413	McCormick & Co Inc/MD	1,535	50
Northern Trust Corp	2,838	152	Sara Lee Corp	8,195	80

State Street Corp	5,816	275			1,227

		840

			Food - Retail (0.34%)
Filtration & Separation Products (0.04%)			Kroger Co/The	7,685	170
Pall Corp	1,389	37	Safeway Inc	5,017	102
			SUPERVALU Inc	2,493	32
Finance - Commercial (0.01%)			Whole Foods Market Inc	1,654	31

CIT Group Inc	4,581	10
					335

See accompanying notes

198

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Wholesale & Distribution (0.16%)			Insurance Brokers (continued)
Sysco Corp	6,949 $	156	Marsh & McLennan Cos Inc	6,156 $		124

						247

Forestry (0.14%)
Plum Creek Timber Co Inc	1,918	57	Internet Infrastructure Software (0.04%)
Weyerhaeuser Co	2,490	76	Akamai Technologies Inc (a)	2,036		39

		133	Internet Security (0.28%)

Gas - Distribution (0.25%)			McAfee Inc (a)	1,830		77
Centerpoint Energy Inc	4,114	46	Symantec Corp (a)	9,634		150
Nicor Inc	533	18	VeriSign Inc (a)	2,272		42

NiSource Inc	3,235	38				269

Sempra Energy	2,878	143	Investment Management & Advisory Services (0.51%)

		245	Ameriprise Financial Inc	3,002		73

Gold Mining (0.24%)			Federated Investors Inc	1,054		25
Newmont Mining Corp	5,765	236	Franklin Resources Inc	1,775		128
			Invesco Ltd	4,845		86
Hazardous Waste Disposal (0.05%)			Janus Capital Group Inc	1,900		22
Stericycle Inc (a)	1,000	52	Legg Mason Inc	1,686		41
			T Rowe Price Group Inc	3,010		126

Home Decoration Products (0.04%)
						501

Newell Rubbermaid Inc	3,270	34
			Life & Health Insurance (0.55%)
Hotels & Motels (0.16%)			Aflac Inc	5,507		171
Marriott International Inc/DE	3,497	77	Lincoln National Corp	3,488		60
Starwood Hotels & Resorts Worldwide Inc	2,199	49	Prudential Financial Inc	5,453		203
Wyndham Worldwide Corp	2,098	25	Torchmark Corp	975		36

		151	Unum Group	3,902		62

Human Resources (0.06%)						532

Monster Worldwide Inc (a)	1,485	18	Linen Supply & Related Items (0.04%)
Robert Half International Inc	1,800	42	Cintas Corp	1,548		35

		60

			Machinery - Construction & Mining (0.24%)
Independent Power Producer (0.01%)
			Caterpillar Inc	7,088		234
Dynegy Inc (a)	5,967	14
			Machinery - Farm (0.20%)
Industrial Automation & Robots (0.06%)
			Deere & Co	4,980		199
Rockwell Automation Inc/DE	1,671	54
			Machinery - General Industry (0.01%)
Industrial Gases (0.43%)
			Manitowoc Co Inc/The	1,536		8
Air Products & Chemicals Inc	2,472	160
Praxair Inc	3,622	257	Machinery - Pumps (0.05%)

		417	Flowserve Corp	660		46

Instruments - Scientific (0.29%)
PerkinElmer Inc	1,373	24	Medical - Biomedical/Gene (1.90%)
Thermo Fisher Scientific Inc (a)	4,928	201	Amgen Inc (a)	11,926		631
Waters Corp (a)	1,136	58	Biogen Idec Inc (a)	3,399		154

		283	Celgene Corp (a)	5,422		259

			Genzyme Corp (a)	3,178		177
Insurance Brokers (0.25%)			Gilead Sciences Inc (a)	10,677		500
Aon Corp	3,261	123	Life Technologies Corp (a)	2,058		86

See accompanying notes

199

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Medical Laboratory & Testing Service
Millipore Corp (a)	653 $	46	(continued)

		1,853	Quest Diagnostics Inc	1,769 $	100

					186

Medical - Drugs (5.31%)
Abbott Laboratories	18,206	857	Medical Products (2.84%)
Allergan Inc/United States	3,623	172	Baxter International Inc	7,127	377
Bristol-Myers Squibb Co	23,335	474	Becton Dickinson and Co	2,822	201
Cephalon Inc (a)	870	49	Hospira Inc (a)	1,890	73
Eli Lilly & Co	11,911	413	Johnson & Johnson	32,461	1,844
Forest Laboratories Inc (a)	3,553	89	Stryker Corp	2,807	112
King Pharmaceuticals Inc (a)	2,921	28	Varian Medical Systems Inc (a)	1,477	52
Merck & Co Inc/NJ	24,840	695	Zimmer Holdings Inc (a)	2,534	108

Pfizer Inc	79,492	1,192			2,767

Schering-Plough Corp	19,182	482	Metal - Aluminum (0.12%)
Wyeth	15,709	713	Alcoa Inc	11,477	119

		5,164

			Metal - Copper (0.25%)
Medical - Generic Drugs (0.09%)			Freeport-McMoRan Copper & Gold Inc	4,851	243
Mylan Inc/PA (a)	3,593	47
Watson Pharmaceuticals Inc (a)	1,242	42	Metal Processors & Fabrication (0.12%)

		89	Precision Castparts Corp	1,650	120

Medical - HMO (0.97%)
Aetna Inc	5,265	132	Motorcycle/Motor Scooter (0.05%)
			Harley-Davidson Inc	2,762	45
CIGNA Corp	3,213	77
Coventry Health Care Inc (a)	1,749	33	Multi-Line Insurance (0.82%)
Humana Inc (a)	1,998	64	Allstate Corp/The	6,318	154
UnitedHealth Group Inc	14,013	350	American International Group Inc	31,698	37
WellPoint Inc (a)	5,709	291	Assurant Inc	1,387	33

		947	Cincinnati Financial Corp	1,915	43

Medical - Hospitals (0.01%)			Genworth Financial Inc	5,103	36
Tenet Healthcare Corp (a)	4,919	14	Hartford Financial Services Group Inc	3,834	45
			Loews Corp	4,255	117
Medical - Wholesale Drug Distribution (0.34%)			MetLife Inc	9,642	289
AmerisourceBergen Corp	3,557	63	XL Capital Ltd	4,030	46

Cardinal Health Inc	4,242	129			800

McKesson Corp	3,197	141

		333	Multimedia (1.44%)

			McGraw-Hill Cos Inc/The	3,705	112
Medical Information Systems (0.03%)			Meredith Corp	424	11
IMS Health Inc	2,141	27	News Corp	27,098	247
			Time Warner Inc	14,095	355
Medical Instruments (0.90%)			Viacom Inc (a)	7,144	162
Boston Scientific Corp (a)	17,746	180
			Walt Disney Co/The	21,873	510

Intuitive Surgical Inc (a)	446	73
					1,397

Medtronic Inc	13,173	459
St Jude Medical Inc (a)	4,080	168	Networking Products (1.45%)

		880	Cisco Systems Inc (a)	67,946	1,267

			Juniper Networks Inc (a)	6,163	145

Medical Laboratory & Testing Service (0.19%)					1,412

Laboratory Corp of America Holdings (a)	1,276	86

See accompanying notes

200

Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Ferrous Metals (0.01%)			Oil Company - Integrated (continued)
Titanium Metals Corp	1,003 $	9	Marathon Oil Corp	8,338 $	251
			Murphy Oil Corp	2,247	122

Non-Hazardous Waste Disposal (0.26%)					6,871

Republic Services Inc	3,793	93
Waste Management Inc	5,796	163	Oil Field Machinery & Equipment (0.30%)

		256	Cameron International Corp (a)	2,556	72

			FMC Technologies Inc (a)	1,456	55
Office Automation & Equipment (0.12%)			National Oilwell Varco Inc (a)	4,926	161

Pitney Bowes Inc	2,431	53			288

Xerox Corp	10,187	66

		119	Oil Refining & Marketing (0.17%)

			Sunoco Inc	1,377	32
Office Supplies & Forms (0.04%)			Tesoro Corp	1,630	21
Avery Dennison Corp	1,328	34	Valero Energy Corp	6,553	110

					163

Oil - Field Services (1.26%)
Baker Hughes Inc	3,649	133	Paper & Related Products (0.11%)
BJ Services Co	3,441	47	International Paper Co	5,091	77
Halliburton Co	10,568	219	MeadWestvaco Corp	2,016	33

Schlumberger Ltd	14,094	763			110

Smith International Inc	2,583	66	Pharmacy Services (0.49%)

		1,228	Express Scripts Inc (a)	3,194	220

Oil & Gas Drilling (0.21%)			Medco Health Solutions Inc (a)	5,682	259

Diamond Offshore Drilling Inc	819	68			479

ENSCO International Inc	1,670	58	Photo Equipment & Supplies (0.01%)
Nabors Industries Ltd (a)	3,334	52	Eastman Kodak Co	3,159	9
Rowan Cos Inc	1,332	26

		204	Pipelines (0.32%)

			El Paso Corp	8,258	76
Oil Company - Exploration & Production (2.72%)
Anadarko Petroleum Corp	5,881	267	Spectra Energy Corp	7,598	128
Apache Corp	3,949	285	Williams Cos Inc	6,834	107

Cabot Oil & Gas Corp	1,221	37			311

Chesapeake Energy Corp	6,639	132	Printing - Commercial (0.03%)
Denbury Resources Inc (a)	2,932	43	RR Donnelley & Sons Co	2,418	28
Devon Energy Corp	5,229	285
EOG Resources Inc	2,948	200	Property & Casualty Insurance (0.59%)
EQT Corp	1,542	54	Chubb Corp	4,148	166
Noble Energy Inc	2,042	120	Progressive Corp/The	8,022	121
Occidental Petroleum Corp	9,549	629	Travelers Cos Inc/The	6,896	283

Pioneer Natural Resources Co	1,343	34			570

Questar Corp	2,050	64	Publicly Traded Investment Fund (0.38%)
Range Resources Corp	1,844	76	iShares S&P 500 Index Fund/US	4,030	372
Southwestern Energy Co (a)	4,048	157
XTO Energy Inc	6,829	261	Publishing - Newspapers (0.02%)

		2,644	Gannett Co Inc	2,738	10

			New York Times Co/The	1,374	7

Oil Company - Integrated (7.06%)					17

Chevron Corp	23,615	1,565
ConocoPhillips	17,453	734	Quarrying (0.06%)
Exxon Mobil Corp (b)	57,484	4,019	Vulcan Materials Co	1,436	62
Hess Corp	3,352	180

See accompanying notes

201

Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Real Estate Management & Services (0.03%)			Retail - Auto Parts (0.13%)
CB Richard Ellis Group Inc (a)	2,787 $	26	AutoZone Inc (a)	425 $	64
			O'Reilly Automotive Inc (a)	1,598	61

Regional Banks (2.38%)					125

Capital One Financial Corp	5,323	116
Comerica Inc	1,780	38	Retail - Automobile (0.02%)
Fifth Third Bancorp	8,657	61	AutoNation Inc (a)	1,273	22
Huntington Bancshares Inc/OH	6,404	27	Retail - Bedding (0.10%)
Keycorp	8,339	44	Bed Bath & Beyond Inc (a)	3,059	94
PNC Financial Services Group Inc	5,422	210
SunTrust Banks Inc	5,474	90	Retail - Building Products (0.83%)
US Bancorp	22,356	401	Home Depot Inc	19,982	472
Wells Fargo & Co	54,848	1,331	Lowe's Cos Inc	17,394	338

		2,318			810

REITS - Apartments (0.14%)			Retail - Computer Equipment (0.04%)
Apartment Investment & Management Co	1,379	12	GameStop Corp (a)	1,939	43
AvalonBay Communities Inc	941	53
Equity Residential	3,226	72	Retail - Consumer Electronics (0.16%)

		137	Best Buy Co Inc	4,021	135

			RadioShack Corp	1,474	20

REITS - Diversified (0.09%)					155

Vornado Realty Trust	1,870	84
			Retail - Discount (1.98%)
REITS - Healthcare (0.17%)			Big Lots Inc (a)	973	20
HCP Inc	3,210	68	Costco Wholesale Corp	5,113	234
Health Care REIT Inc	1,309	45	Family Dollar Stores Inc	1,652	47
Ventas Inc	1,844	55	Target Corp	8,862	350

		168	Wal-Mart Stores Inc	26,289	1,273

REITS - Hotels (0.06%)					1,924

Host Hotels & Resorts Inc	7,082	59	Retail - Drug Store (0.91%)
			CVS Caremark Corp	17,150	547
REITS - Office Property (0.08%)			Walgreen Co	11,682	343

Boston Properties Inc	1,632	78			890

REITS - Regional Malls (0.17%)			Retail - Jewelry (0.04%)
Simon Property Group Inc	3,270	168	Tiffany & Co	1,462	37

REITS - Shopping Centers (0.04%)			Retail - Major Department Store (0.28%)
Kimco Realty Corp	3,813	38	JC Penney Co Inc	2,618	75
			Sears Holdings Corp (a)	636	43
REITS - Storage (0.10%)			TJX Cos Inc	4,871	153

Public Storage	1,477	97			271

REITS - Warehouse & Industrial (0.04%)			Retail - Office Supplies (0.19%)
ProLogis	5,214	42	Office Depot Inc (a)	3,236	15
			Staples Inc	8,427	170

Retail - Apparel & Shoe (0.20%)					185

Abercrombie & Fitch Co	1,035	26	Retail - Regional Department Store (0.22%)
Gap Inc/The	5,418	89	Kohl's Corp (a)	3,597	154
Ltd Brands Inc	3,182	38	Macy's Inc	4,954	58

Nordstrom Inc	1,886	38			212

		191

See accompanying notes

202

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (1.13%)			Telephone - Integrated (3.18%)
Darden Restaurants Inc	1,615 $	53	AT&T Inc	69,503 $	1,727
McDonald's Corp	12,996	747	CenturyTel Inc	1,189	37
Starbucks Corp (a)	8,669	121	Frontier Communications Corp	3,680	26
Yum! Brands Inc	5,438	181	Qwest Communications International Inc	17,427	72

		1,102	Sprint Nextel Corp (a)	33,824	163

Rubber - Tires (0.03%)			Verizon Communications Inc	33,462	1,028
Goodyear Tire & Rubber Co/The (a)	2,849	32	Windstream Corp	5,145	43

					3,096

Savings & Loans - Thrifts (0.15%)			Television (0.06%)
Hudson City Bancorp Inc	6,143	81	CBS Corp	8,004	55
People's United Financial Inc	4,103	62

		143	Tobacco (1.66%)

Schools (0.16%)			Altria Group Inc	24,357	399
Apollo Group Inc (a)	1,269	90	Lorillard Inc	1,981	134
DeVry Inc	726	37	Philip Morris International Inc	23,108	1,008
Washington Post Co/The	71	25	Reynolds American Inc	1,990	77

		152			1,618

Semiconductor Component - Integrated Circuits (0.15%)			Tools - Hand Held (0.07%)
Analog Devices Inc	3,431	85	Black & Decker Corp	708	20
Linear Technology Corp	2,618	61	Snap-On Inc	679	19

		146	Stanley Works/The	932	32

					71

Semiconductor Equipment (0.26%)
Applied Materials Inc	15,703	172	Toys (0.11%)
Kla-Tencor Corp	2,001	51	Hasbro Inc	1,466	35
Novellus Systems Inc (a)	1,150	19	Mattel Inc	4,224	68

Teradyne Inc (a)	2,039	14			103

		256	Transport - Rail (0.90%)

Steel - Producers (0.26%)			Burlington Northern Santa Fe Corp	3,280	241
AK Steel Holding Corp	1,287	25	CSX Corp	4,611	160
Nucor Corp	3,702	165	Norfolk Southern Corp	4,324	163
United States Steel Corp	1,689	60	Union Pacific Corp	5,938	309

		250			873

Steel - Specialty (0.04%)			Transport - Services (1.02%)
Allegheny Technologies Inc	1,155	40	CH Robinson Worldwide Inc	1,997	104
			Expeditors International of Washington Inc	2,501	84
Telecommunication Equipment (0.07%)			FedEx Corp	3,668	204
Harris Corp	1,560	44	Ryder System Inc	658	18
Tellabs Inc (a)	4,662	27	United Parcel Service Inc	11,722	586

		71			996

Telecommunication Equipment - Fiber Optics (0.33%)			Web Portals (1.49%)
Ciena Corp (a)	1,074	11	Google Inc (a)	2,829	1,193
Corning Inc	18,305	294	Yahoo! Inc (a)	16,432	257

JDS Uniphase Corp (a)	2,597	15			1,450

		320	Wireless Equipment (1.24%)

Telecommunication Services (0.07%)			American Tower Corp (a)	4,685	148
Embarq Corp	1,680	71	Motorola Inc	27,005	179
See accompanying notes

203

     Schedule of Investments LargeCap S&P 500 Index Account

June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 12,655
Wireless Equipment (continued)			Unrealized Depreciation	(35,952)

Qualcomm Inc	19,496 $	881	Net Unrealized Appreciation (Depreciation)	(23,297)

		1,208	Cost for federal income tax purposes	120,714

			All dollar amounts are shown in thousands (000's)
TOTAL COMMON STOCKS		$ 95,073

	Principal		Portfolio Summary (unaudited)

	Amount	Value	Sector	Percent

	(000's)	(000's)	Consumer, Non-cyclical	23.69%

SHORT TERM INVESTMENTS (0.72%)			Financial	14.71%
Commercial Paper (0.72%)			Energy	12.23%
Investment in Joint Trading Account; Federal			Technology	12.14%
Home Loan Bank Discount Notes			Communications	11.27%
0.01%, 7/ 1/2009 (c)	$ 698 $	698	Industrial	9.76%

			Consumer, Cyclical	8.26%
TOTAL SHORT TERM INVESTMENTS		$ 698	Utilities	3.87%

			Basic Materials	3.06%
REPURCHASE AGREEMENTS (1.69%)			Mortgage Securities	0.72%
Diversified Banking Institutions (1.69%)			Exchange Traded Funds	0.38%
Investment in Joint Trading Account; Bank			Diversified	0.05%
of America Repurchase Agreement; 0.05%			Liabilities in Excess of Other Assets, Net	(0.14%)

dated 06/30/09 maturing 07/01/09			TOTAL NET ASSETS	100.00%

(collateralized by Sovereign Agency
Issues; $763,000; 0.00% - 6.25%; dated			Other Assets Summary (unaudited)

07/10/09 - 02/16/17)	$ 749 $	749	Asset Type	Percent

Investment in Joint Trading Account; Credit			Futures	2.35%
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$305,000; 0.88%; dated 03/31/11)	299	299
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $305,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	299	299
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $305,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	299	299

		1,646

TOTAL REPURCHASE AGREEMENTS		$ 1,646

Total Investments		$ 97,417
Liabilities in Excess of Other Assets, Net - (0.14)%		(132)

TOTAL NET ASSETS - 100.00%		$ 97,285

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $428 or 0.44% of net assets.

(c)	Rate shown is the discount rate.

See accompanying notes

204

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	10	$ 2,365	$ 2,289	$ (76)
All dollar amounts are shown in thousands (000's)

See accompanying notes

205

Schedule of Investments LargeCap Value Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.64%)			COMMON STOCKS (continued)
Aerospace & Defense (1.75%)			Containers - Metal & Glass (0.40%)
Boeing Co/The	6,302 $	268	Crown Holdings Inc (a)	22,103 $	534
General Dynamics Corp	24,239	1,342
Raytheon Co	16,679	741	Cosmetics & Toiletries (0.69%)

		2,351	Procter & Gamble Co	18,116	926

Aerospace & Defense Equipment (0.78%)			Data Processing & Management (0.13%)
United Technologies Corp	20,083	1,043	Broadridge Financial Solutions Inc	10,186	169

Auto - Car & Light Trucks (0.65%)			Diversified Banking Institutions (8.37%)
Ford Motor Co (a)	142,615	866	Bank of America Corp	285,328	3,766
			Goldman Sachs Group Inc/The	18,178	2,680
Beverages - Non-Alcoholic (0.55%)			JP Morgan Chase & Co	135,403	4,619
Coca-Cola Co/The	3,412	164	Morgan Stanley	5,271	150

Coca-Cola Enterprises Inc	34,469	574			11,215

		738

			Diversified Manufacturing Operations (3.72%)
Broadcasting Services & Programming (0.21%)			General Electric Co	377,300	4,422
Liberty Media Corp - Capital Series A (a)	20,398	277	ITT Corp	12,695	565

Cable/Satellite TV (1.40%)					4,987

Comcast Corp - Class A	129,325	1,874	Electric - Integrated (6.18%)
			American Electric Power Co Inc	13,270	383
Chemicals - Specialty (0.65%)			CMS Energy Corp	68,781	831
Ashland Inc	13,085	367	Dominion Resources Inc/VA	36,015	1,204
Lubrizol Corp	10,738	508	DPL Inc	23,915	554

		875	Duke Energy Corp	10,117	148

Coatings & Paint (0.45%)			Exelon Corp	7,811	400
Valspar Corp	26,540	598	FPL Group Inc	24,108	1,371
			NSTAR	7,773	249
Commercial Banks (1.52%)			PG&E Corp	25,592	984
Bancorpsouth Inc	27,484	564	Progress Energy Inc	26,779	1,013
BB&T Corp	41,421	911	Southern Co/The	4,820	150
Regions Financial Corp	137,627	556	Xcel Energy Inc	53,944	993

		2,031			8,280

Commercial Services - Finance (0.24%)			Electronic Components - Semiconductors (1.37%)
Equifax Inc	12,307	321	Fairchild Semiconductor International Inc (a)	51,857	362
			Intel Corp	88,858	1,471

Computer Services (0.39%)					1,833

Computer Sciences Corp (a)	11,802	523
			Electronic Parts Distribution (0.36%)
Computers (0.81%)			Arrow Electronics Inc (a)	22,960	488
Hewlett-Packard Co	28,004	1,082
			Engineering - Research & Development Services (0.48%)
Computers - Integrated Systems (0.31%)			URS Corp (a)	12,884	638
Teradata Corp (a)	17,483	410
			Fiduciary Banks (1.08%)
Computers - Memory Devices (0.44%)			Bank of New York Mellon Corp/The	20,917	613
Western Digital Corp (a)	22,145	587	State Street Corp	17,747	838

					1,451

Consumer Products - Miscellaneous (0.41%)
Kimberly-Clark Corp	10,398	545	Finance - Auto Loans (0.32%)
			AmeriCredit Corp (a)	31,895	432

See accompanying notes

206

Schedule of Investments
LargeCap Value Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Canned (0.51%)			Medical - Generic Drugs (0.45%)
Del Monte Foods Co	72,746 $	682	Watson Pharmaceuticals Inc (a)	17,937 $	604

Food - Meat Products (0.46%)			Medical - HMO (1.53%)
Hormel Foods Corp	17,795	615	Health Net Inc (a)	17,475	272
			UnitedHealth Group Inc	25,723	643
Food - Miscellaneous/Diversified (1.53%)			WellPoint Inc (a)	22,349	1,137

Campbell Soup Co	20,112	592			2,052

Kraft Foods Inc	26,215	664
Sara Lee Corp	81,771	798	Medical - Wholesale Drug Distribution (0.41%)

		2,054	AmerisourceBergen Corp	31,137	552

Food - Retail (0.94%)			Medical Products (1.49%)
Kroger Co/The	37,598	829	Johnson & Johnson	35,232	2,001
SUPERVALU Inc	33,484	434

		1,263	Metal - Aluminum (0.24%)

			Century Aluminum Co (a)	51,869	323
Gas - Distribution (1.23%)
Sempra Energy	19,247	955	Metal - Copper (0.44%)
UGI Corp	27,257	695	Freeport-McMoRan Copper & Gold Inc	11,712	587

		1,650

Home Decoration Products (0.47%)			Miscellaneous Manufacturers (0.44%)
Newell Rubbermaid Inc	60,341	628	Aptargroup Inc	17,299	584

Hotels & Motels (0.42%)			Multi-Line Insurance (0.88%)
Wyndham Worldwide Corp	46,368	562	American Financial Group Inc/OH	26,786	578
			MetLife Inc	20,116	604

Internet Security (0.37%)					1,182

Symantec Corp (a)	31,438	489	Multimedia (1.84%)
			Time Warner Inc	22,462	566
Investment Management & Advisory Services (1.02%)			Walt Disney Co/The	81,345	1,898

Ameriprise Financial Inc	30,986	752			2,464

Invesco Ltd	34,744	619

		1,371	Non-Ferrous Metals (0.33%)

			Titanium Metals Corp	48,644	447
Life & Health Insurance (0.56%)
Unum Group	47,089	747	Non-Hazardous Waste Disposal (0.15%)
			Waste Management Inc	7,177	202
Machinery - Farm (0.41%)
AGCO Corp (a)	19,115	556	Office Automation & Equipment (0.30%)
			Pitney Bowes Inc	18,365	403
Machinery - General Industry (0.35%)
Gardner Denver Inc (a)	18,743	472	Oil - Field Services (0.74%)
			Oceaneering International Inc (a)	10,314	466
Medical - Biomedical/Gene (0.43%)			Schlumberger Ltd	9,624	521

Amgen Inc (a)	10,796	571			987

Medical - Drugs (4.35%)			Oil Company - Exploration & Production (6.43%)
Eli Lilly & Co	39,313	1,362	Anadarko Petroleum Corp	26,719	1,213
Merck & Co Inc/NJ	30,868	863	Apache Corp	18,143	1,309
Pfizer Inc	167,915	2,518	Devon Energy Corp	19,843	1,081
Wyeth	24,013	1,090	Forest Oil Corp (a)	26,393	394

		5,833	Newfield Exploration Co (a)	19,453	635

			Occidental Petroleum Corp	34,192	2,250

See accompanying notes

207

Schedule of Investments
LargeCap Value Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			REITS - Storage (0.41%)
(continued)			Public Storage	8,317 $	545
SandRidge Energy Inc (a)	47,773 $	407
XTO Energy Inc	34,886	1,331	Retail - Apparel & Shoe (0.39%)

		8,620	Foot Locker Inc	50,307	527

Oil Company - Integrated (11.45%)
Chevron Corp	75,029	4,971	Retail - Building Products (1.63%)
ConocoPhillips	30,873	1,298	Home Depot Inc	79,222	1,872
Exxon Mobil Corp (b)	117,423	8,209	Lowe's Cos Inc	16,230	315

Marathon Oil Corp	4,664	141			2,187

Murphy Oil Corp	13,272	721	Retail - Consumer Electronics (0.40%)

		15,340	RadioShack Corp	38,778	541

Paper & Related Products (0.36%)			Retail - Discount (0.76%)
MeadWestvaco Corp	29,448	483	Big Lots Inc (a)	21,893	460
			BJ's Wholesale Club Inc (a)	17,390	561

Pharmacy Services (0.44%)

Omnicare Inc	22,803	587			1,021

			Semiconductor Component - Integrated Circuits (0.31%)
Pipelines (0.97%)			Atmel Corp (a)	111,449	416
El Paso Corp	56,201	518
Spectra Energy Corp	46,029	779	Steel - Producers (0.28%)

		1,297	Steel Dynamics Inc	25,690	378

Property & Casualty Insurance (1.93%)			Telecommunication Equipment (0.65%)
Chubb Corp	27,353	1,091	CommScope Inc (a)	12,566	330
Travelers Cos Inc/The	36,488	1,497	Tellabs Inc (a)	94,545	542

		2,588			872

Regional Banks (3.64%)			Telecommunication Services (0.53%)
PNC Financial Services Group Inc	25,896	1,005	Embarq Corp	16,867	709
US Bancorp	18,877	338
Wells Fargo & Co	145,691	3,535	Telephone - Integrated (5.82%)

		4,878	AT&T Inc	157,560	3,914

Reinsurance (1.21%)			Qwest Communications International Inc	183,323	761
Allied World Assurance Co Holdings Ltd	14,137	577	Sprint Nextel Corp (a)	201,268	968
Everest Re Group Ltd	6,569	470	Verizon Communications Inc	70,039	2,152

PartnerRe Ltd	8,833	574			7,795

		1,621	Television (0.43%)

REITS - Diversified (0.30%)			CBS Corp	84,175	582
Digital Realty Trust Inc	11,193	401
			Tobacco (0.45%)
REITS - Healthcare (0.46%)			Reynolds American Inc	15,786	610
Ventas Inc	20,842	622
			Tools - Hand Held (0.45%)
REITS - Office Property (1.02%)			Stanley Works/The	17,722	600
Boston Properties Inc	15,015	716
			Transport - Rail (1.60%)
SL Green Realty Corp	28,067	644	CSX Corp	15,096	523

		1,360	Norfolk Southern Corp	22,262	838

REITS - Regional Malls (0.37%)
Simon Property Group Inc	9,685	498

See accompanying notes

208

Schedule of Investments LargeCap Value Account June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 9,350
Transport - Rail (continued)			Unrealized Depreciation	(24,253)

Union Pacific Corp	14,976 $	780	Net Unrealized Appreciation (Depreciation)	(14,903)

		2,141	Cost for federal income tax purposes	148,358

			All dollar amounts are shown in thousands (000's)
TOTAL COMMON STOCKS		$ 132,174

	Principal		Portfolio Summary (unaudited)

	Amount	Value	Sector	Percent

	(000's)	(000's)	Financial	23.76%

SHORT TERM INVESTMENTS (0.28%)			Energy	19.59%
Commercial Paper (0.28%)			Consumer, Non-cyclical	14.57%
Investment in Joint Trading Account; Federal			Communications	11.24%
Home Loan Bank Discount Notes			Industrial	10.89%
0.01%, 7/ 1/2009 (c)	$ 382 $	382	Utilities	7.41%

			Consumer, Cyclical	5.05%
TOTAL SHORT TERM INVESTMENTS		$ 382	Technology	4.05%

			Basic Materials	2.75%
REPURCHASE AGREEMENTS (0.67%)			Mortgage Securities	0.28%
Diversified Banking Institutions (0.67%)			Other Assets in Excess of Liabilities, Net	0.41%

Investment in Joint Trading Account; Bank			TOTAL NET ASSETS	100.00%

of America Repurchase Agreement; 0.05%
dated 06/30/09 maturing 07/01/09			Other Assets Summary (unaudited)

(collateralized by Sovereign Agency			Asset Type	Percent

Issues; $417,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 409 $	409	Futures	0.61%
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$167,000; 0.88%; dated 03/31/11)	163	163
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $167,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	163	163
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $167,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	164	164

		899

TOTAL REPURCHASE AGREEMENTS		$ 899

Total Investments		$ 133,455
Other Assets in Excess of Liabilities, Net - 0.41%		544

TOTAL NET ASSETS - 100.00%		$ 133,999

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,223 or 0.91% of net assets.

(c)	Rate shown is the discount rate.

See accompanying notes

209

Schedule of Investments
LargeCap Value Account
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; September 2009	Buy	18	$ 843	$ 824	$ (19)
All dollar amounts are shown in thousands (000's)

See accompanying notes

210

     Schedule of Investments LargeCap Value Account III

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.03%)			COMMON STOCKS (continued)
Aerospace & Defense (1.00%)			Commercial Banks (continued)
Northrop Grumman Corp	23,900 $	1,092	Regions Financial Corp	87,000 $	351

Raytheon Co	16,800	746			760

		1,838	Commercial Services - Finance (0.46%)

Aerospace & Defense Equipment (0.44%)			Mastercard Inc	5,100	853
United Technologies Corp	15,700	816
			Computers (0.68%)
Agricultural Operations (1.87%)			IBM Corp	8,510	889
Archer-Daniels-Midland Co	69,600	1,863	Research In Motion Ltd (a)	5,200	369

Bunge Ltd	26,300	1,585			1,258

		3,448	Computers - Memory Devices (0.86%)

Apparel Manufacturers (0.28%)			EMC Corp/Massachusetts (a)	32,700	428
Jones Apparel Group Inc	48,000	515	Western Digital Corp (a)	43,800	1,161

					1,589

Applications Software (0.46%)
Microsoft Corp	35,730	849	Consumer Products - Miscellaneous (0.25%)
			Kimberly-Clark Corp	8,800	461
Athletic Footwear (0.46%)
NIKE Inc	16,400	849	Containers - Paper & Plastic (0.26%)
			Sonoco Products Co	20,000	479
Auto/Truck Parts & Equipment - Original (0.70%)
Autoliv Inc	24,785	713	Cosmetics & Toiletries (2.13%)
Magna International Inc	13,500	570	Colgate-Palmolive Co	12,400	877

		1,283	Procter & Gamble Co	59,600	3,046

					3,923

Beverages - Non-Alcoholic (1.24%)
Coca-Cola Enterprises Inc	85,300	1,420	Diversified Banking Institutions (6.95%)
Pepsi Bottling Group Inc	25,600	867	Bank of America Corp	47,700	630

		2,287	Deutsche Bank AG	25,762	1,571

			Goldman Sachs Group Inc/The	19,600	2,890
Building - Residential & Commercial (0.21%)			JP Morgan Chase & Co	182,530	6,226
DR Horton Inc	42,025	393	Morgan Stanley	52,000	1,483

					12,800

Building Products - Wood (0.16%)
Masco Corp	30,100	288	Diversified Manufacturing Operations (2.26%)
			Cooper Industries Ltd	14,800	459
Cable/Satellite TV (1.45%)			Crane Co	10,700	239
Comcast Corp - Class A	26,500	384	General Electric Co	156,200	1,831
DIRECTV Group Inc/The (a)	33,800	835	Ingersoll-Rand Co Ltd	35,600	744
Time Warner Cable Inc	45,500	1,441	ITT Corp	19,900	886

		2,660			4,159

Cellular Telecommunications (0.68%)			Electric - Integrated (3.08%)
Vodafone Group PLC ADR	63,900	1,245	American Electric Power Co Inc	36,200	1,046
			CMS Energy Corp	15,400	186
Chemicals - Diversified (1.09%)			Consolidated Edison Inc	8,500	318
EI Du Pont de Nemours & Co	78,500	2,011	Dominion Resources Inc/VA	57,100	1,908
Chemicals - Specialty (0.40%)			Exelon Corp	17,630	903
Eastman Chemical Co	19,400	735	FPL Group Inc	7,500	427
			PG&E Corp	22,900	880

Commercial Banks (0.41%)					5,668

BB&T Corp	18,600	409

See accompanying notes

211

Schedule of Investments
LargeCap Value Account III
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous (1.16%)			Machinery - Farm (0.23%)
AU Optronics Corp ADR	60,500 $	585	Deere & Co	10,700 $	427
Tyco Electronics Ltd	81,700	1,519
Vishay Intertechnology Inc (a)	3,100	21	Medical - Biomedical/Gene (1.23%)

		2,125	Amgen Inc (a)	42,628	2,257

Enterprise Software & Services (0.25%)			Medical - Drugs (7.34%)
Oracle Corp	21,750	466	Bristol-Myers Squibb Co	47,100	957
			Eli Lilly & Co	42,300	1,465
Food - Canned (0.12%)			GlaxoSmithKline PLC ADR	20,500	724
Del Monte Foods Co	23,200	218	Merck & Co Inc/NJ	100,500	2,810
Food - Meat Products (0.49%)			Pfizer Inc	287,100	4,307
Tyson Foods Inc	72,175	910	Schering-Plough Corp	94,600	2,376
			Wyeth	19,300	876

Food - Miscellaneous/Diversified (1.62%)					13,515

ConAgra Foods Inc	25,800	492	Medical - Wholesale Drug Distribution (0.60%)
General Mills Inc	10,900	611	Cardinal Health Inc	36,100	1,103
Kraft Foods Inc	51,100	1,295
Sara Lee Corp	60,500	590	Medical Products (3.01%)

		2,988	Becton Dickinson and Co	12,600	899

Food - Retail (0.72%)			Covidien PLC	39,600	1,483
Kroger Co/The	28,600	631	Johnson & Johnson	55,730	3,165

Safeway Inc	33,900	690			5,547

		1,321	Multi-Line Insurance (4.04%)

Food - Wholesale & Distribution (0.19%)			ACE Ltd	42,400	1,875
Sysco Corp	15,700	353	Allstate Corp/The	62,500	1,525
			Genworth Financial Inc	57,300	401
Gas - Distribution (0.57%)			Hartford Financial Services Group Inc	62,400	741
Atmos Energy Corp	6,700	168	MetLife Inc	67,300	2,020
NiSource Inc	75,400	879	XL Capital Ltd	76,900	881

		1,047			7,443

Independent Power Producer (0.20%)			Multimedia (3.65%)
RRI Energy Inc (a)	72,600	364	News Corp	314,900	2,869
			Time Warner Inc	102,133	2,573
Industrial Gases (0.23%)			Viacom Inc (a)	40,900	928
Praxair Inc	6,000	426	Walt Disney Co/The	14,600	341

					6,711

Internet Security (0.58%)
Symantec Corp (a)	68,700	1,069	Networking Products (0.46%)
			Cisco Systems Inc (a)	45,750	853
Investment Management & Advisory Services (0.52%)
BlackRock Inc	5,400	947	Oil & Gas Drilling (0.19%)
			ENSCO International Inc	10,100	352
Life & Health Insurance (1.40%)
Lincoln National Corp	83,400	1,435	Oil Company - Exploration & Production (4.96%)
Prudential Financial Inc	13,200	491	Anadarko Petroleum Corp	20,200	917
Unum Group	41,400	657	Apache Corp	22,420	1,618

		2,583	Devon Energy Corp	46,960	2,559

			EOG Resources Inc	12,500	849
Machinery - Construction & Mining (0.40%)			Nexen Inc	30,600	663
Caterpillar Inc	22,000	727

See accompanying notes

212

Schedule of Investments
LargeCap Value Account III
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Retail - Major Department Store (0.56%)
(continued)			JC Penney Co Inc	36,100 $	1,036
Occidental Petroleum Corp	38,360 $	2,524

		9,130	Retail - Regional Department Store (0.39%)

Oil Company - Integrated (12.00%)			Macy's Inc	60,900	716
BP PLC ADR	16,300	777
Chevron Corp	89,640	5,939	Retail - Restaurants (0.49%)
ConocoPhillips	75,040	3,156	McDonald's Corp	15,600	897
Exxon Mobil Corp	136,590	9,549	Telecommunication Equipment - Fiber Optics (0.47%)
Murphy Oil Corp	7,500	407	Corning Inc	53,600	861
Royal Dutch Shell PLC ADR	28,900	1,451
Total SA ADR	15,100	819	Telephone - Integrated (5.99%)

		22,098	AT&T Inc	269,290	6,689

Oil Refining & Marketing (0.09%)			Sprint Nextel Corp (a)	440,400	2,118
Sunoco Inc	7,100	165	Verizon Communications Inc	72,070	2,215

					11,022

Property & Casualty Insurance (1.60%)			Television (0.64%)
Fidelity National Financial Inc	19,300	261	CBS Corp	170,700	1,181
Travelers Cos Inc/The	65,340	2,682

		2,943	Tobacco (1.80%)

Regional Banks (3.94%)			Altria Group Inc	86,300	1,414
Capital One Financial Corp	30,800	674	Lorillard Inc	2,900	197
PNC Financial Services Group Inc	10,970	425	Philip Morris International Inc	20,100	877
US Bancorp	101,500	1,819	Reynolds American Inc	21,200	819

Wells Fargo & Co	178,350	4,327			3,307

		7,245	Transport - Rail (0.47%)

Reinsurance (0.52%)			Union Pacific Corp	16,500	859
Everest Re Group Ltd	4,100	293
			Wireless Equipment (2.12%)
PartnerRe Ltd	10,200	663	Motorola Inc	243,300	1,613

		956	Nokia OYJ ADR	129,700	1,891

Retail - Apparel & Shoe (1.00%)			Telefonaktiebolaget LM Ericsson ADR	40,700	398

Foot Locker Inc	32,800	343			3,902

Gap Inc/The	47,300	776
Ltd Brands Inc	59,935	718	TOTAL COMMON STOCKS	$ 176,769

		1,837	SHORT TERM INVESTMENTS (1.16%)

			Commercial Paper (1.16%)
Retail - Automobile (0.35%)
			Investment in Joint Trading Account; Federal
AutoNation Inc (a)	37,100	644	Home Loan Bank Discount Notes
			0.01%, 7/ 1/2009 (b)	$ 2,139 $	2,138

Retail - Building Products (0.93%)			TOTAL SHORT TERM INVESTMENTS	$ 2,138

Home Depot Inc	59,400	1,404
Lowe's Cos Inc	16,200	314	REPURCHASE AGREEMENTS (2.74%)

		1,718	Diversified Banking Institutions (2.74%)

			Investment in Joint Trading Account; Bank
Retail - Discount (0.23%)			of America Repurchase Agreement; 0.05%
Wal-Mart Stores Inc	8,710	422	dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Retail - Drug Store (0.50%)			Issues; $2,337,000; 0.00% - 6.25%; dated
CVS Caremark Corp	28,600	911	07/10/09 - 02/16/17)	$ 2,291 $	2,291

See accompanying notes

213

Schedule of Investments LargeCap Value Account III June 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$935,000; 0.88%; dated 03/31/11)	$ 917 $	917
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $935,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	917	917
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $935,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	917	917

		5,042

TOTAL REPURCHASE AGREEMENTS	$ 5,042

Total Investments	$ 183,949
Other Assets in Excess of Liabilities, Net - 0.07%		135

TOTAL NET ASSETS - 100.00%	$ 184,084

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 14,372
Unrealized Depreciation	(35,659)

Net Unrealized Appreciation (Depreciation)	(21,287)
Cost for federal income tax purposes	205,236
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.08%
Financial	22.12%
Energy	17.24%
Communications	16.03%
Industrial	6.37%
Consumer, Cyclical	6.10%
Utilities	3.85%
Technology	2.26%
Basic Materials	1.72%
Mortgage Securities	1.16%
Other Assets in Excess of Liabilities, Net	0.07%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.60%

See accompanying notes

214

Schedule of Investments
LargeCap Value Account III
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	37	$ 8,413	$ 8,468	$ 55
All dollar amounts are shown in thousands (000's)

See accompanying notes

215

Schedule of Investments MidCap Blend Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.95%)			COMMON STOCKS (continued)
Advertising Sales (0.26%)			Diversified Manufacturing Operations (0.64%)
Lamar Advertising Co (a)	46,674 $	713	Tyco International Ltd	66,284 $	1,722

Aerospace & Defense Equipment (1.71%)			Diversified Operations (1.32%)
Alliant Techsystems Inc (a)	55,806	4,596	Onex Corp (a)	207,171	3,562

Applications Software (2.17%)			E-Commerce - Services (0.31%)
Intuit Inc (a)	48,423	1,364	Liberty Media Corp - Interactive (a)	167,763	841
Microsoft Corp	188,014	4,469

		5,833	Electric - Generation (1.39%)

			AES Corp/The	322,085	3,739
Beverages - Non-Alcoholic (1.64%)
PepsiCo Inc	80,399	4,419	Electric - Integrated (3.51%)
			Allegheny Energy Inc	134,497	3,450
Broadcasting Services & Programming (5.89%)			Ameren Corp	27,417	682
Discovery Communications Inc - A Shares (a)	191,072	4,309	Constellation Energy Group Inc	141,396	3,758
Discovery Communications Inc - C Shares (a)	192,207	3,946	SCANA Corp	48,441	1,573

Liberty Global Inc - A Shares (a)	123,721	1,966			9,463

Liberty Global Inc - B Shares (a)	158,346	2,503
Liberty Media Corp - Capital Series A (a)	231,845	3,144	Electric - Transmission (0.06%)

		15,868	Brookfield Infrastructure Partners LP	13,417	165

Building & Construction Products -			Electronic Components - Miscellaneous (0.66%)
Miscellaneous (0.00%)			Gentex Corp	152,399	1,768
USG Corp (a)	100	1
			Electronic Components - Semiconductors (0.05%)
Cable/Satellite TV (1.87%)
			Microchip Technology Inc	5,776	130
DISH Network Corp (a)	311,574	5,051
			Energy - Alternate Sources (2.46%)
Casino Services (0.00%)
			Covanta Holding Corp (a)	391,328	6,637
International Game Technology	56	1
			Food - Miscellaneous/Diversified (0.69%)
Commercial Services (3.05%)
			Kellogg Co	40,185	1,871
Iron Mountain Inc (a)	285,647	8,212
			Food - Wholesale & Distribution (1.59%)
Commercial Services - Finance (2.39%)
			Sysco Corp	190,202	4,276
Automatic Data Processing Inc	27,499	975
Lender Processing Services Inc	76,701	2,130	Forestry (0.28%)
Paychex Inc	15,732	396	Weyerhaeuser Co	25,146	765
Western Union Co/The	178,362	2,925

		6,426	Gas - Distribution (0.69%)

Consulting Services (2.06%)			National Fuel Gas Co	51,723	1,866
SAIC Inc (a)	299,184	5,550
			Gold Mining (4.54%)
Data Processing & Management (1.59%)			Franco-Nevada Corp	192,038	4,616
Broadridge Financial Solutions Inc	72,911	1,209	Newmont Mining Corp	186,299	7,614

Fidelity National Information Services Inc	154,236	3,078			12,230

		4,287	Independent Power Producer (1.20%)

Dental Supplies & Equipment (0.89%)			Calpine Corp (a)	290,795	3,242
DENTSPLY International Inc	78,127	2,384	Dynegy Inc (a)	3	-

					3,242

			Insurance Brokers (2.53%)
			Aon Corp	57,746	2,187

See accompanying notes

216

Schedule of Investments MidCap Blend Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (continued)			Oil Company - Exploration & Production
Brown & Brown Inc	138,315 $	2,757	(continued)
Marsh & McLennan Cos Inc	93,254	1,877	Questar Corp	111,198 $	3,459

		6,821	Rosetta Resources Inc (a)	125,004	1,094

					22,505

Investment Companies (0.24%)
RHJ International (a)	107,115	648	Pipelines (2.86%)
			Spectra Energy Corp	222,820	3,770
Investment Management & Advisory Services (0.50%)			Williams Cos Inc	252,499	3,942

Ameriprise Financial Inc	55,600	1,350			7,712

Legg Mason Inc	8	-	Property & Casualty Insurance (3.77%)

		1,350	Fidelity National Financial Inc	5,004	68

Linen Supply & Related Items (2.98%)			Markel Corp (a)	16,618	4,681
Cintas Corp	350,957	8,016	Mercury General Corp	97,978	3,276
			Progressive Corp/The	22,847	345
Medical - Drugs (2.47%)			White Mountains Insurance Group Ltd	7,867	1,794

Valeant Pharmaceuticals International (a)	258,250	6,642			10,164

Medical - HMO (1.36%)			Real Estate Operator & Developer (1.24%)
Coventry Health Care Inc (a)	196,235	3,672	Brookfield Asset Management Inc	135,695	2,316
			Forest City Enterprises Inc	154,968	1,023

Medical - Outpatient & Home Medical Care (1.47%)					3,339

Lincare Holdings Inc (a)	168,070	3,953	Reinsurance (2.04%)
			Everest Re Group Ltd	76,636	5,485
Medical Instruments (1.86%)
St Jude Medical Inc (a)	122,125	5,019	Retail - Auto Parts (3.31%)
			O'Reilly Automotive Inc (a)	233,988	8,910
Medical Laboratory & Testing Service (2.93%)
Laboratory Corp of America Holdings (a)	116,275	7,882	Retail - Automobile (0.08%)
			Copart Inc (a)	6,426	223
Medical Products (1.46%)
Covidien PLC	105,355	3,945	Retail - Discount (0.43%)
			Costco Wholesale Corp	25,581	1,169
Motion Pictures & Services (0.21%)
Ascent Media Corp (a)	20,982	558	Retail - Major Department Store (0.57%)
			TJX Cos Inc	49,068	1,544
Multi-Line Insurance (2.13%)
Loews Corp	209,080	5,729	Retail - Restaurants (0.05%)
			Yum! Brands Inc	3,783	126
Multimedia (2.96%)
Liberty Media Corp - Entertainment (a)	297,571	7,960	Satellite Telecommunications (0.60%)
			EchoStar Holding Corp (a)	102,095	1,627
Oil - Field Services (0.38%)
Weatherford International Ltd (a)	52,503	1,027	Schools (1.46%)
			Washington Post Co/The	11,163	3,931
Oil & Gas Drilling (1.03%)
Nabors Industries Ltd (a)	177,387	2,764	Telephone - Integrated (1.15%)
			Telephone & Data Systems Inc	119,097	3,092
Oil Company - Exploration & Production (8.36%)
Cimarex Energy Co	132,801	3,764	Textile - Home Furnishings (0.38%)
Encore Acquisition Co (a)	175,726	5,421	Mohawk Industries Inc (a)	28,673	1,023
EOG Resources Inc	53,234	3,616
EQT Corp	127,176	4,440
Newfield Exploration Co (a)	21,774	711

See accompanying notes

217

Schedule of Investments MidCap Blend Account June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 24,728
Transport - Truck (0.16%)			Unrealized Depreciation	(78,070)

Heartland Express Inc	28,747 $	423	Net Unrealized Appreciation (Depreciation)	(53,342)
			Cost for federal income tax purposes	325,121
Wireless Equipment (1.07%)			All dollar amounts are shown in thousands (000's)
American Tower Corp (a)	91,135	2,873

TOTAL COMMON STOCKS		$ 255,750	Portfolio Summary (unaudited)

	Principal		Sector	Percent

	Amount	Value	Consumer, Non-cyclical	25.31%
	(000's)	(000's)	Financial	16.63%

			Energy	15.09%
SHORT TERM INVESTMENTS (1.77%)			Communications	14.12%
Commercial Paper (1.77%)			Consumer, Cyclical	8.01%
Investment in Joint Trading Account; Federal			Utilities	6.86%
Home Loan Bank Discount Notes			Basic Materials	4.82%
0.01%, 7/ 1/2009 (b)	$ 4,775 $	4,775	Technology	3.81%

			Industrial	3.16%
TOTAL SHORT TERM INVESTMENTS		$ 4,775	Mortgage Securities	1.77%

REPURCHASE AGREEMENTS (4.18%)			Diversified	1.32%
			Liabilities in Excess of Other Assets, Net	(0.90%)

Diversified Banking Institutions (4.18%)
			TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.05%
dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $5,218,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 5,116 $	5,116
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$2,087,000; 0.88%; dated 03/31/11)	2,046	2,046
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $2,087,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	2,046	2,046
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $2,087,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	2,046	2,046

		11,254

TOTAL REPURCHASE AGREEMENTS		$ 11,254

Total Investments		$ 271,779
Liabilities in Excess of Other Assets, Net - (0.90)%		(2,434)

TOTAL NET ASSETS - 100.00%		$ 269,345

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

See accompanying notes

218

Schedule of Investments
MidCap Growth Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.05%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.87%)			Commercial Services - Finance (3.08%)
Goodrich Corp	7,325 $	366	H&R Block Inc	23,725 $	409
			Total System Services Inc	17,550	235
Airlines (0.10%)			Western Union Co/The	15,025	247
Allegiant Travel Co (a)	1,100	44	Wright Express Corp (a)	15,600	397

					1,288

Apparel Manufacturers (1.99%)
Coach Inc	16,750	450	Computer Aided Design (0.52%)
Polo Ralph Lauren Corp	5,100	273	ANSYS Inc (a)	7,000	218
VF Corp	1,950	108

		831	Computer Services (0.53%)

			Cognizant Technology Solutions Corp (a)	8,350	223
Applications Software (0.38%)
Salesforce.com Inc (a)	4,150	158	Computer Software (1.12%)
			Metavante Technologies Inc (a)	18,200	471
Auto - Medium & Heavy Duty Trucks (1.17%)
Navistar International Corp (a)	11,200	488	Computers - Integrated Systems (1.14%)
			NCR Corp (a)	18,675	221
Beverages - Non-Alcoholic (1.06%)			Teradata Corp (a)	10,850	254

Coca-Cola Enterprises Inc	20,500	341			475

Hansen Natural Corp (a)	3,300	102

		443	Computers - Memory Devices (2.17%)

			NetApp Inc (a)	18,575	366
Beverages - Wine & Spirits (0.35%)			Western Digital Corp (a)	20,400	541

Brown-Forman Corp	3,450	148			907

Cable/Satellite TV (0.73%)			Computers - Peripheral Equipment (0.41%)
DISH Network Corp (a)	18,825	305	Lexmark International Inc (a)	10,750	170

Cellular Telecommunications (0.21%)			Consulting Services (1.52%)
NII Holdings Inc (a)	4,525	86	SAIC Inc (a)	20,575	382
			Watson Wyatt Worldwide Inc	6,725	252

Chemicals - Diversified (0.36%)					634

FMC Corp	3,150	149
			Cosmetics & Toiletries (0.41%)
Chemicals - Plastics (0.68%)			Avon Products Inc	6,700	173
Schulman A Inc	18,975	287
			Data Processing & Management (0.86%)
Chemicals - Specialty (0.75%)			Broadridge Financial Solutions Inc	3,900	65
Sigma-Aldrich Corp	3,025	150	Dun & Bradstreet Corp	3,650	296

Terra Industries Inc	6,775	164			361

		314	Dental Supplies & Equipment (0.37%)

Coal (0.67%)			Patterson Cos Inc (a)	7,075	154
Peabody Energy Corp	9,300	280
			Distribution & Wholesale (0.99%)
Coatings & Paint (0.37%)			Ingram Micro Inc (a)	23,700	415
Sherwin-Williams Co/The	2,850	153
			Diversified Manufacturing Operations (2.49%)
Commercial Services (0.86%)			Brink's Co/The	11,250	327
Alliance Data Systems Corp (a)	3,700	152	Cooper Industries Ltd	3,775	117
Weight Watchers International Inc	8,075	208	Harsco Corp	5,800	164

		360	ITT Corp	6,250	278

			SPX Corp	3,175	156

					1,042

See accompanying notes

219

Schedule of Investments MidCap Growth Account I June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
E-Commerce - Services (0.75%)			Gas - Distribution (continued)
Priceline.com Inc (a)	2,825 $	315	UGI Corp	14,500 $	370

					1,025

Electric - Integrated (0.84%)
Edison International	11,200	352	Hospital Beds & Equipment (0.27%)
			Kinetic Concepts Inc (a)	4,125	112
Electronic Components - Miscellaneous (0.56%)
Garmin Ltd	9,800	233	Hotels & Motels (0.85%)
			Choice Hotels International Inc	13,375	356
Electronic Components - Semiconductors (2.00%)
Broadcom Corp (a)	18,550	460	Independent Power Producer (1.03%)
Intersil Corp	10,900	137	Mirant Corp (a)	27,500	433
Nvidia Corp (a)	21,150	239	Industrial Audio & Video Products (0.65%)

		836	Dolby Laboratories Inc (a)	7,350	274

Electronic Measurement Instruments (0.24%)
Trimble Navigation Ltd (a)	5,150	101	Industrial Gases (0.94%)
			Airgas Inc	9,725	394
Electronic Parts Distribution (0.31%)
Arrow Electronics Inc (a)	6,075	129	Instruments - Controls (0.46%)
			Mettler-Toledo International Inc (a)	2,500	193
Electronics - Military (0.75%)
L-3 Communications Holdings Inc	4,500	312	Instruments - Scientific (0.77%)
			Waters Corp (a)	6,250	322
Engineering - Research & Development Services (3.01%)
EMCOR Group Inc (a)	21,550	434	Internet Infrastructure Software (0.47%)
Fluor Corp	11,600	595	Akamai Technologies Inc (a)	10,225	196
Jacobs Engineering Group Inc (a)	5,450	229

			Internet Security (1.26%)
		1,258

			McAfee Inc (a)	12,500	527
Enterprise Software & Services (2.12%)
BMC Software Inc (a)	7,325	247	Investment Management & Advisory Services (1.70%)
CA Inc	17,150	299	Eaton Vance Corp	9,200	246
Sybase Inc (a)	10,850	340	Federated Investors Inc	9,450	228

		886	Waddell & Reed Financial Inc	8,950	236

					710

Finance - Credit Card (0.44%)
Discover Financial Services	17,800	183	Life & Health Insurance (1.22%)
			Aflac Inc	16,400	510
Finance - Investment Banker & Broker (2.10%)
Greenhill & Co Inc	2,200	159	Machinery - Pumps (0.50%)
Lazard Ltd	7,675	207	Flowserve Corp	3,000	209
TD Ameritrade Holding Corp (a)	29,375	515

		881	Medical - Biomedical/Gene (1.45%)

			Cubist Pharmaceuticals Inc (a)	3,200	59
Food - Dairy Products (1.03%)			Life Technologies Corp (a)	12,015	501
Dean Foods Co (a)	22,400	430	PDL BioPharma Inc	5,900	47

					607

Food - Miscellaneous/Diversified (0.52%)
ConAgra Foods Inc	11,400	217	Medical - Drugs (2.65%)
			Allergan Inc/United States	3,050	145
Gas - Distribution (2.45%)			Endo Pharmaceuticals Holdings Inc (a)	16,450	295
Laclede Group Inc/The	1,275	42	Forest Laboratories Inc (a)	17,550	441
Sempra Energy	12,350	613	Sepracor Inc (a)	13,300	230

					1,111

See accompanying notes

220

Schedule of Investments MidCap Growth Account I

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (2.59%)			Recreational Vehicles (0.27%)
CIGNA Corp	20,225 $	487	Polaris Industries Inc	3,475 $	112
Coventry Health Care Inc (a)	9,525	178
Health Net Inc (a)	3,250	51	Reinsurance (1.03%)
Humana Inc (a)	11,400	368	Validus Holdings Ltd	19,600	431

		1,084

			REITS - Storage (0.80%)
Medical Instruments (1.97%)			Public Storage	5,100	334
Intuitive Surgical Inc (a)	1,250	204
St Jude Medical Inc (a)	15,100	621	Rental - Auto & Equipment (0.29%)

		825	Rent-A-Center Inc/TX (a)	6,850	122

Medical Laboratory & Testing Service (0.70%)			Retail - Apparel & Shoe (2.71%)
Laboratory Corp of America Holdings (a)	4,300	291	Aeropostale Inc (a)	10,250	351
			Buckle Inc/The	6,875	219
Medical Products (0.81%)
Henry Schein Inc (a)	7,075	339	Gap Inc/The	11,975	196
			Ross Stores Inc	9,550	369

Metal - Iron (1.12%)					1,135

Cliffs Natural Resources Inc	19,125	468	Retail - Auto Parts (1.52%)
			AutoZone Inc (a)	4,200	636
Metal Processors & Fabrication (1.36%)
Precision Castparts Corp	4,700	343	Retail - Automobile (0.81%)
Timken Co	13,300	227	Copart Inc (a)	9,800	340

		570

Office Automation & Equipment (0.23%)			Retail - Catalog Shopping (0.32%)
Xerox Corp	14,750	96	MSC Industrial Direct Co	3,825	136

Oil & Gas Drilling (1.94%)			Retail - Discount (2.03%)
ENSCO International Inc	11,000	384	BJ's Wholesale Club Inc (a)	5,875	189
Noble Corp	14,100	426	Dollar Tree Inc (a)	5,600	236

		810	Family Dollar Stores Inc	15,025	425

					850

Oil Company - Exploration & Production (1.02%)
Nexen Inc	12,100	262	Retail - Major Department Store (1.21%)
Southwestern Energy Co (a)	4,200	163	TJX Cos Inc	16,100	507

		425	Retail - Petroleum Products (0.61%)

Oil Company - Integrated (1.27%)			World Fuel Services Corp	6,200	256
Murphy Oil Corp	9,750	530
			Retail - Restaurants (1.19%)
Oil Refining & Marketing (1.17%)			Yum! Brands Inc	14,950	498
Frontier Oil Corp	4,950	65
Sunoco Inc	7,575	176	Schools (1.90%)
Tesoro Corp	19,600	249	Apollo Group Inc (a)	7,625	542

		490	ITT Educational Services Inc (a)	2,500	252

					794

Physical Therapy & Rehabilitation Centers (0.58%)
Healthsouth Corp (a)	16,900	244	Semiconductor Component - Integrated Circuits (3.15%)
			Analog Devices Inc	10,225	253
Quarrying (0.36%)			Cypress Semiconductor Corp (a)	50,600	466
Compass Minerals International Inc	2,775	152	Integrated Device Technology Inc (a)	25,425	154
			Linear Technology Corp	19,075	445

					1,318

See accompanying notes

221

Schedule of Investments MidCap Growth Account I

June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 2,561
Semiconductor Equipment (0.59%)			Unrealized Depreciation	(10,957)

Tessera Technologies Inc (a)	9,800 $	248	Net Unrealized Appreciation (Depreciation)	(8,396)
			Cost for federal income tax purposes	49,845
Steel - Producers (0.20%)			All dollar amounts are shown in thousands (000's)
Nucor Corp	1,875	83
			Portfolio Summary (unaudited)

Steel - Specialty (0.43%)			Sector	Percent

Allegheny Technologies Inc	5,100	178	Consumer, Non-cyclical	24.94%
			Consumer, Cyclical	17.37%
Telecommunication Services (0.46%)			Technology	15.21%
NeuStar Inc (a)	8,775	194	Industrial	13.72%
			Financial	7.28%
Telephone - Integrated (0.69%)			Energy	6.06%
			Basic Materials	5.21%
Windstream Corp	34,650	290	Communications	4.93%
			Utilities	4.33%
Therapeutics (0.94%)			Other Assets in Excess of Liabilities, Net	0.95%

Warner Chilcott Ltd (a)	29,975	394	TOTAL NET ASSETS	100.00%

Tobacco (0.35%)
Reynolds American Inc	3,825	148

Toys (1.59%)
Hasbro Inc	15,150	367
Marvel Entertainment Inc (a)	8,425	300

		667

Transport - Marine (1.41%)
Kirby Corp (a)	9,325	296
Tidewater Inc	6,825	293

		589

Transport - Services (0.34%)
Ryder System Inc	5,100	142

Vitamins & Nutrition Products (1.24%)
Herbalife Ltd	16,475	520

Web Portals (0.35%)
Sohu.com Inc (a)	2,350	148

TOTAL COMMON STOCKS	$ 41,449

Total Investments	$ 41,449
Other Assets in Excess of Liabilities, Net - 0.95%		398

TOTAL NET ASSETS - 100.00%	$ 41,847

(a) Non-Income Producing Security

See accompanying notes

222

Schedule of Investments MidCap Stock Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.31%)			COMMON STOCKS (continued)
Aerospace & Defense (1.64%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	65,800 $	904	Wisconsin Energy Corp	43,100 $	1,755

					4,427

Airlines (1.82%)
AMR Corp (a)	114,100	459	Electronic Components - Semiconductors (3.00%)
Continental Airlines Inc (a)	62,000	549	Microchip Technology Inc	73,650	1,661

		1,008	Electronic Parts Distribution (2.75%)

Auto - Medium & Heavy Duty Trucks (1.75%)			Arrow Electronics Inc (a)	71,600	1,521
Paccar Inc	29,700	966
			Engineering - Research & Development Services (1.69%)
Auto/Truck Parts & Equipment - Original (2.93%)			Jacobs Engineering Group Inc (a)	22,200	934
Magna International Inc	38,400	1,622
			Enterprise Software & Services (2.69%)
Chemicals - Specialty (2.99%)			BMC Software Inc (a)	43,966	1,486
Cabot Corp	45,400	571
Lubrizol Corp	22,900	1,084	Food - Dairy Products (0.70%)

		1,655	Dean Foods Co (a)	20,202	388

Coatings & Paint (2.25%)			Machinery Tools & Related Products (2.86%)
Valspar Corp	55,300	1,246	Lincoln Electric Holdings Inc	43,929	1,583

Commercial Banks (2.32%)			Medical - Generic Drugs (0.14%)
Cullen/Frost Bankers Inc	12,950	597	Mylan Inc/PA (a)	6,025	79
TCF Financial Corp	51,049	683

		1,280	Medical - Hospitals (2.52%)

			Universal Health Services Inc	28,500	1,392
Commercial Services (2.83%)
Weight Watchers International Inc	60,800	1,567	Medical - Wholesale Drug Distribution (0.54%)
			AmerisourceBergen Corp	16,900	300
Commercial Services - Finance (2.51%)
Lender Processing Services Inc	49,951	1,387	Medical Information Systems (1.92%)
			IMS Health Inc	83,502	1,060
Computers - Integrated Systems (0.69%)
Diebold Inc	14,500	382	Medical Instruments (2.36%)
			Edwards Lifesciences Corp (a)	19,200	1,306
Computers - Memory Devices (2.00%)
NetApp Inc (a)	56,000	1,104	Medical Laboratory & Testing Service (2.67%)
			Covance Inc (a)	30,000	1,476
Cosmetics & Toiletries (2.30%)
Estee Lauder Cos Inc/The	39,000	1,274	Non-Hazardous Waste Disposal (2.65%)
			Republic Services Inc	60,025	1,465
Data Processing & Management (2.16%)
Fidelity National Information Services Inc	59,753	1,193	Oil & Gas Drilling (1.82%)
			Nabors Industries Ltd (a)	64,587	1,006
Diversified Manufacturing Operations (2.39%)
Teleflex Inc	29,443	1,320	Oil Company - Exploration & Production (1.95%)
			Cimarex Energy Co	38,000	1,077
E-Commerce - Services (0.36%)
NetFlix Inc (a)	4,800	198	Oil Refining & Marketing (2.08%)
			Frontier Oil Corp	87,838	1,152
Electric - Integrated (8.01%)
DTE Energy Co	26,400	845	Property & Casualty Insurance (5.24%)
Northeast Utilities	81,900	1,827	Fidelity National Financial Inc	103,226	1,397

See accompanying notes

223

Schedule of Investments
MidCap Stock Account
June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (continued)			Diversified Banking Institutions (continued)
HCC Insurance Holdings Inc	62,411 $	1,498	Investment in Joint Trading Account; Credit

		2,895	Suisse Repurchase Agreement; 0.02%

			dated 06/30/09 maturing 07/01/09
Reinsurance (1.52%)			(collateralized by US Treasury Note;
Max Capital Group Ltd	45,623	842	$327,000; 0.88%; dated 03/31/11)	$ 320 $	320
			Investment in Joint Trading Account;
REITS - Office Property (1.99%)			Deutsche Bank Repurchase Agreement;
Alexandria Real Estate Equities Inc	30,700	1,099	0.08% dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
			Issues; $327,000; 3.12% - 4.63%; dated
REITS - Shopping Centers (1.62%)			12/06/10 - 10/10/12)	320	320
Tanger Factory Outlet Centers	27,600	895	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Rental - Auto & Equipment (1.13%)			0.03% dated 06/30/09 maturing 07/01/09
Aaron's Inc	20,896	623	(collateralized by Sovereign Agency
			Issues; $327,000; 2.38% - 5.00%; dated
Retail - Apparel & Shoe (0.99%)			02/25/11-06/25/14)	320	320

Nordstrom Inc	27,482	547			1,761

			TOTAL REPURCHASE AGREEMENTS	$ 1,761

Retail - Jewelry (2.61%)
Tiffany & Co	56,800	1,440	Total Investments	$ 55,198
			Other Assets in Excess of Liabilities, Net - 0.15%		83

Retail - Restaurants (1.59%)			TOTAL NET ASSETS - 100.00%	$ 55,281

Chipotle Mexican Grill Inc (a)	11,000	880

Savings & Loans - Thrifts (2.17%)			(a) Non-Income Producing Security
Washington Federal Inc	92,150	1,198	(b) Rate shown is the discount rate.

Toys (2.96%)			Unrealized Appreciation (Depreciation)
Mattel Inc	101,900	1,635	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Transport - Marine (2.20%)
Tidewater Inc	28,400	1,217	Unrealized Appreciation	$ 7,876

TOTAL COMMON STOCKS	$ 52,690		Unrealized Depreciation		(6,776)

			Net Unrealized Appreciation (Depreciation)		1,100
	Principal
			Cost for federal income tax purposes		54,098
	Amount	Value	All dollar amounts are shown in thousands (000's)
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.35%)			Portfolio Summary (unaudited)

Commercial Paper (1.35%)			Sector		Percent

Investment in Joint Trading Account; Federal
Home Loan Bank Discount Notes			Financial		18.03%
0.01%, 7/ 1/2009 (b)	$ 747 $	747	Consumer, Non-cyclical		17.71%

			Industrial		16.18%
TOTAL SHORT TERM INVESTMENTS	$ 747		Consumer, Cyclical		14.65%

			Technology		12.46%
REPURCHASE AGREEMENTS (3.19%)			Utilities		8.01%
Diversified Banking Institutions (3.19%)			Energy		5.85%
Investment in Joint Trading Account; Bank			Basic Materials		5.25%
of America Repurchase Agreement; 0.05%			Mortgage Securities		1.35%
dated 06/30/09 maturing 07/01/09			Communications		0.36%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net		0.15%

Issues; $816,000; 0.00% - 6.25%; dated			TOTAL NET ASSETS		100.00%

07/10/09 - 02/16/17)	$ 801 $	801

See accompanying notes

224

Schedule of Investments
MidCap Value Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (101.60%)			COMMON STOCKS (continued)
Airlines (0.23%)			Commercial Banks (continued)
Alaska Air Group Inc (a)	4,500 $	82	Synovus Financial Corp	179,500 $	537

Skywest Inc	9,700	99			3,742

		181	Commercial Services (0.51%)

Apparel Manufacturers (0.69%)			Convergys Corp (a)	43,500	404
Jones Apparel Group Inc	50,400	541
			Commercial Services - Finance (0.26%)
Auto - Car & Light Trucks (1.56%)			Deluxe Corp	16,300	209
Ford Motor Co (a)	202,600	1,230
			Computer Services (1.24%)
Auto/Truck Parts & Equipment - Original (0.43%)			Affiliated Computer Services Inc (a)	8,400	373
TRW Automotive Holdings Corp (a)	30,300	342	Computer Sciences Corp (a)	13,700	607

					980

Beverages - Non-Alcoholic (0.86%)
Coca-Cola Enterprises Inc	41,000	683	Computers - Memory Devices (0.63%)
			SanDisk Corp (a)	33,872	498
Broadcasting Services & Programming (0.85%)
Liberty Global Inc - A Shares (a)	42,300	672	Computers - Peripheral Equipment (0.86%)
			Lexmark International Inc (a)	42,900	680
Building - Heavy Construction (0.39%)
Tutor Perini Corp (a)	17,800	309	Consumer Products - Miscellaneous (0.66%)
			Jarden Corp (a)	27,600	517
Building - Residential & Commercial (1.72%)
Lennar Corp	56,500	548	Containers - Metal & Glass (0.44%)
Meritage Homes Corp (a)	5,800	109	Silgan Holdings Inc	7,100	348
NVR Inc (a)	1,100	553	Containers - Paper & Plastic (1.54%)
Ryland Group Inc	8,600	144	Pactiv Corp (a)	32,400	704

		1,354	Rock-Tenn Co	5,900	225

Building Products - Wood (0.16%)			Sonoco Products Co	11,900	285

Universal Forest Products Inc	3,900	129			1,214

Cable/Satellite TV (1.12%)			Distribution & Wholesale (1.59%)
DISH Network Corp (a)	54,500	883	Genuine Parts Co	3,100	104
			Ingram Micro Inc (a)	27,900	488
Cellular Telecommunications (0.13%)			United Stationers Inc (a)	8,300	290
US Cellular Corp (a)	2,600	100	WESCO International Inc (a)	14,900	373

					1,255

Chemicals - Specialty (1.39%)			Diversified Manufacturing Operations (1.17%)
Ashland Inc	17,700	497	AO Smith Corp	10,700	349
Cabot Corp	2,800	35	Crane Co	11,900	265
Cytec Industries Inc	20,600	384	Trinity Industries Inc	22,500	306

HB Fuller Co	2,100	39			920

OM Group Inc (a)	4,900	142

		1,097	Electric - Integrated (7.37%)

			Alliant Energy Corp	21,700	567
Commercial Banks (4.74%)			Ameren Corp	37,300	928
Bancorpsouth Inc	29,500	605	Consolidated Edison Inc	14,800	554
Bank of Hawaii Corp	15,400	552	DTE Energy Co	19,200	614
Commerce Bancshares Inc	15,855	505	Integrys Energy Group Inc	12,800	384
Fulton Financial Corp	112,600	587	Northeast Utilities	22,100	493
Regions Financial Corp	236,700	956	Pepco Holdings Inc	30,400	409
			Pinnacle West Capital Corp	15,648	472
See accompanying notes

225

Schedule of Investments
MidCap Value Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gas - Distribution (4.42%)
Portland General Electric Co	21,000 $	409	Atmos Energy Corp	26,300 $	659
TECO Energy Inc	40,800	487	National Fuel Gas Co	22,300	805
Xcel Energy Inc	27,400	504	NiSource Inc	72,400	844

		5,821	Southwest Gas Corp	12,800	284

Electronic Components - Miscellaneous (0.69%)			UGI Corp	22,900	584
Benchmark Electronics Inc (a)	10,100	146	Vectren Corp	13,500	316

Vishay Intertechnology Inc (a)	58,200	395			3,492

		541	Home Decoration Products (0.09%)

Electronic Components - Semiconductors (0.98%)			Newell Rubbermaid Inc	6,700	70
Fairchild Semiconductor International Inc (a)	57,800	404
			Hospital Beds & Equipment (0.34%)
Macrovision Solutions Corp (a)	16,800	366	Kinetic Concepts Inc (a)	9,900	270

		770

Electronic Parts Distribution (0.90%)			Human Resources (1.32%)
Avnet Inc (a)	33,600	707	Manpower Inc	24,700	1,046

Engineering - Research & Development Services (0.84%)			Independent Power Producer (0.94%)
KBR Inc	36,100	666	Mirant Corp (a)	42,300	666
			RRI Energy Inc (a)	15,100	75

Enterprise Software & Services (0.76%)					741

Novell Inc (a)	131,800	597
			Insurance Brokers (1.54%)
Finance - Credit Card (0.70%)			Arthur J Gallagher & Co	36,400	777
Discover Financial Services	54,000	555	Brown & Brown Inc	22,100	440

					1,217

Finance - Investment Banker & Broker (0.34%)			Investment Companies (0.08%)
Investment Technology Group Inc (a)	13,000	265	Apollo Investment Corp	10,200	61

Finance - Other Services (0.63%)			Life & Health Insurance (0.82%)
NASDAQ OMX Group Inc/The (a)	23,500	501	Lincoln National Corp	27,400	471
			Universal American Corp/NY (a)	20,400	178

Food - Canned (0.48%)
					649

Del Monte Foods Co	40,200	377
			Machinery - Construction & Mining (0.53%)
Food - Meat Products (1.49%)			Bucyrus International Inc	14,700	420
Hormel Foods Corp	14,500	501
Tyson Foods Inc	53,700	677	Machinery - Farm (0.92%)

		1,178	AGCO Corp (a)	25,100	730

Food - Retail (2.50%)			Machinery - General Industry (0.66%)
Safeway Inc	55,800	1,137	Gardner Denver Inc (a)	20,700	521
SUPERVALU Inc	52,400	678
Weis Markets Inc	1,900	64	Medical - Drugs (2.26%)
Winn-Dixie Stores Inc (a)	7,500	94	Forest Laboratories Inc (a)	37,100	932

		1,973	King Pharmaceuticals Inc (a)	88,600	853

Footwear & Related Apparel (0.16%)					1,785

Timberland Co/The (a)	9,700	129	Medical - HMO (2.58%)
			Centene Corp (a)	7,400	148
Forestry (1.04%)			Health Net Inc (a)	32,500	505
Weyerhaeuser Co	27,000	822	Humana Inc (a)	28,400	916
			Magellan Health Services Inc (a)	13,200	433

See accompanying notes

226

Schedule of Investments MidCap Value Account II

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Property & Casualty Insurance (continued)
Molina Healthcare Inc (a)	1,400 $	34	First American Corp	26,900 $	697

		2,036	OneBeacon Insurance Group Ltd	7,400	86

Metal Processors & Fabrication (1.18%)					2,140

Mueller Industries Inc	11,100	231	Publicly Traded Investment Fund (3.12%)
Timken Co	41,200	704	iShares Russell 2000 Value Index Fund	17,100	795

		935	SPDR Trust Series 1	18,100	1,664

Multi-Line Insurance (4.34%)					2,459

American Financial Group Inc/OH	37,300	805	Publishing - Newspapers (0.39%)
Assurant Inc	26,000	626	Gannett Co Inc	85,400	305
Genworth Financial Inc	87,000	608
Old Republic International Corp	44,200	435	Racetracks (0.37%)
XL Capital Ltd	83,300	955	International Speedway Corp	11,300	289

		3,429

			Reinsurance (2.51%)
Office Furnishings - Original (0.01%)			Allied World Assurance Co Holdings Ltd	8,200	335
Steelcase Inc	2,000	12	Endurance Specialty Holdings Ltd	11,600	340
			Odyssey Re Holdings Corp	4,900	196
Oil - Field Services (2.37%)			PartnerRe Ltd	9,200	597
BJ Services Co	20,800	283	RenaissanceRe Holdings Ltd	11,100	517

Exterran Holdings Inc (a)	19,200	308			1,985

Helix Energy Solutions Group Inc (a)	32,400	352
Key Energy Services Inc (a)	50,700	292	REITS - Apartments (2.61%)
Oil States International Inc (a)	26,300	637	Apartment Investment & Management Co	40,249	356

		1,872	Camden Property Trust	24,100	665

			Equity Residential	26,300	585
Oil & Gas Drilling (2.04%)			UDR Inc	43,880	453

ENSCO International Inc	23,400	816			2,059

Patterson-UTI Energy Inc	39,200	504
Rowan Cos Inc	15,000	290	REITS - Diversified (0.98%)

		1,610	Liberty Property Trust	33,700	776

Oil Company - Exploration & Production (2.53%)			REITS - Hotels (0.76%)
Berry Petroleum Co	6,000	111	Hospitality Properties Trust	50,700	603
Cabot Oil & Gas Corp	23,600	723
Cimarex Energy Co	24,100	683	REITS - Mortgage (0.48%)
Whiting Petroleum Corp (a)	13,700	482	Annaly Capital Management Inc	24,900	377

		1,999

			REITS - Office Property (1.98%)
Oil Refining & Marketing (1.96%)			Brandywine Realty Trust	57,000	425
Alon USA Energy Inc	8,300	86	HRPT Properties Trust	150,800	612
CVR Energy Inc (a)	8,700	64	Mack-Cali Realty Corp	22,900	522

Sunoco Inc	33,500	777			1,559

Tesoro Corp	41,000	522
Western Refining Inc	13,500	95	REITS - Regional Malls (0.22%)

		1,544	CBL & Associates Properties Inc	31,624	170

Paper & Related Products (0.23%)			REITS - Shopping Centers (1.22%)
Domtar Corp (a)	10,833	180	Developers Diversified Realty Corp	74,200	362
			Inland Real Estate Corp	13,200	93
Property & Casualty Insurance (2.71%)			Weingarten Realty Investors	35,100	509

Arch Capital Group Ltd (a)	11,800	691			964

Fidelity National Financial Inc	49,200	666

See accompanying notes

227

Schedule of Investments MidCap Value Account II June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (0.37%)
REITS - Warehouse & Industrial (1.04%)			Commercial Paper (0.37%)
ProLogis	101,500 $	818	Investment in Joint Trading Account; Federal
			Home Loan Bank Discount Notes
Rental - Auto & Equipment (0.33%)			0.01%, 7/ 1/2009 (b)	$ 288 $	288

Rent-A-Center Inc/TX (a)	14,500	259	TOTAL SHORT TERM INVESTMENTS		$ 288

			REPURCHASE AGREEMENTS (0.86%)
Retail - Consumer Electronics (0.94%)
RadioShack Corp	53,200	743	Diversified Banking Institutions (0.86%)
			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.05%
Retail - Discount (0.93%)			dated 06/30/09 maturing 07/01/09
BJ's Wholesale Club Inc (a)	22,800	735	(collateralized by Sovereign Agency
			Issues; $315,000; 0.00% - 6.25%; dated
Retail - Pawn Shops (0.25%)			07/10/09 - 02/16/17)	$ 309 $	309
Cash America International Inc	8,300	194	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.02%
Retail - Restaurants (0.22%)			dated 06/30/09 maturing 07/01/09
Bob Evans Farms Inc	6,000	172	(collateralized by US Treasury Note;
			$126,000; 0.88%; dated 03/31/11)	124	124
			Investment in Joint Trading Account;
Retail - Sporting Goods (0.10%)			Deutsche Bank Repurchase Agreement;
Cabela's Inc (a)	6,600	81	0.08% dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Steel - Producers (1.17%)			Issues; $126,000; 3.12% - 4.63%; dated
United States Steel Corp	25,800	922	12/06/10 - 10/10/12)	123	123
			Investment in Joint Trading Account;
Telecommunication Equipment (1.36%)			Morgan Stanley Repurchase Agreement;
Arris Group Inc (a)	15,200	185	0.03% dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Plantronics Inc	3,000	57	Issues; $126,000; 2.38% - 5.00%; dated
Tellabs Inc (a)	145,200	832	02/25/11-06/25/14)	123	123

		1,074			679

Telecommunication Services (0.11%)			TOTAL REPURCHASE AGREEMENTS		$ 679

Clearwire Corp (a)	15,000	83	Total Investments		$ 81,173
Telephone - Integrated (0.70%)			Liabilities in Excess of Other Assets, Net - (2.83)%		(2,234)

Qwest Communications International Inc	132,900	551	TOTAL NET ASSETS - 100.00%		$ 78,939

Television (1.30%)
CBS Corp	148,700	1,029	(a) Non-Income Producing Security
			(b) Rate shown is the discount rate.
Transport - Services (0.87%)
Ryder System Inc	24,700	690	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Transport - Truck (1.11%)			of investments held by the account as of the period end were as follows:
Con-way Inc	24,900	879
			Unrealized Appreciation		$ 6,823
Wire & Cable Products (0.61%)			Unrealized Depreciation		(17,686)

General Cable Corp (a)	12,800	481	Net Unrealized Appreciation (Depreciation)		(10,863)

TOTAL COMMON STOCKS	$ 80,206		Cost for federal income tax purposes		92,036

			All dollar amounts are shown in thousands (000's)

See accompanying notes

228

Schedule of Investments MidCap Value Account II June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	28.57%
Consumer, Non-cyclical	12.74%
Utilities	12.74%
Industrial	12.02%
Consumer, Cyclical	10.14%
Energy	8.90%
Communications	5.95%
Technology	4.46%
Basic Materials	3.83%
Exchange Traded Funds	3.12%
Mortgage Securities	0.36%
Liabilities in Excess of Other Assets, Net	(2.83%)

TOTAL NET ASSETS	100.00%

See accompanying notes

229

Schedule of Investments
Money Market Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (91.10%)			COMMERCIAL PAPER (continued)
Agricultural Operations (0.45%)			Consumer Products - Miscellaneous (0.34%)
Cargill Inc			Kimberly Clark Corp
0.20%, 7/17/2009 (a)	$ 2,000 $	2,000	0.50%, 7/14/2009	$ 1,500 $	1,500

Beverages - Non-Alcoholic (2.48%)			Diversified Banking Institutions (5.95%)
Coca-Cola Co			Bank of America Corp
0.50%, 7/ 6/2009	2,000	2,000	0.58%, 7/ 2/2009	2,200	2,200
0.57%, 7/ 8/2009	2,000	2,000	Goldman Sachs Group
0.45%, 7/28/2009	720	720	0.20%, 7/14/2009	2,200	2,200
0.22%, 8/11/2009	2,000	1,999	0.21%, 7/17/2009	1,370	1,370
0.30%, 9/23/2009	2,300	2,298	JP Morgan Chase & Co
0.33%, 10/ 5/2009	2,000	1,998	0.35%, 7/ 6/2009	1,700	1,700

		11,015	0.50%, 7/22/2009	1,990	1,989

			0.35%, 9/29/2009	1,800	1,799
Chemicals - Diversified (2.38%)			0.40%, 10/19/2009	1,800	1,798
BASF AG			0.45%, 12/ 8/2009	1,900	1,896
0.70%, 7/13/2009	1,270	1,270
			0.40%, 12/15/2009 (a)	2,000	1,996
0.96%, 8/ 5/2009	2,100	2,098
			Societe Generale North America Inc
1.05%, 8/10/2009	2,000	1,997	0.34%, 10/ 1/2009	1,900	1,898
0.55%, 8/27/2009	1,220	1,219	0.67%, 10/ 6/2009	1,500	1,497
BASF SE			0.63%, 10/ 8/2009	1,800	1,797
0.83%, 9/25/2009 (a)	2,000	1,996
			0.56%, 10/16/2009	2,300	2,296
0.40%, 11/23/2009 (a)	2,000	1,997

			0.42%, 12/22/2009	2,000	1,996

		10,577

					26,432

Commercial Banks (9.30%)
Australia & New Zealand Banking Co			Diversified Financial Services (3.60%)
0.58%, 7/31/2009	2,000	1,999	General Electric Capital Corp
			0.60%, 7/ 1/2009	2,000	2,000
0.55%, 8/10/2009	2,300	2,299
			0.52%, 7/15/2009	2,200	2,200
0.32%, 9/ 9/2009 (a)	1,700	1,699
			Nordea North America
0.40%, 9/18/2009	2,200	2,198	0.30%, 9/ 2/2009	1,800	1,799
0.80%, 9/25/2009	2,000	1,996	Nordea North America Inc/DE
DnB NOR Bank ASA			0.30%, 8/19/2009	2,000	1,999
0.70%, 9/28/2009	1,600	1,597	Rabobank USA Financial Corp
0.50%, 10/26/2009	2,100	2,097	0.75%, 7/16/2009	2,000	1,999
0.51%, 10/27/2009	1,800	1,797	0.75%, 7/23/2009	1,200	1,200
0.50%, 10/30/2009	2,100	2,096	0.43%, 11/24/2009	2,300	2,296
0.62%, 12/10/2009	1,700	1,695	0.47%, 11/25/2009	1,330	1,327
0.55%, 12/17/2009	1,900	1,895	0.50%, 12/ 8/2009	1,200	1,197

National Australia Funding					16,017

0.69%, 9/16/2009	2,300	2,297
0.99%, 10/ 9/2009	1,270	1,267	Diversified Manufacturing Operations (0.39%)
0.98%, 10/13/2009 (a)	2,000	1,994	Danaher Corp
			0.19%, 7/31/2009	1,720	1,720
0.92%, 10/23/2009	1,800	1,795
0.44%, 11/ 3/2009	2,200	2,197	Electric - Integrated (6.04%)
Westpac Banking Corp			E. ON AG
0.80%, 8/ 3/2009	2,100	2,098	1.05%, 7/ 7/2009	2,100	2,099
0.63%, 8/ 6/2009	2,000	1,999	1.05%, 7/15/2009	2,000	1,999
0.62%, 8/11/2009	2,000	1,999	1.05%, 7/20/2009	2,000	1,999
0.62%, 8/17/2009	2,000	1,998	0.70%, 8/26/2009	1,500	1,498
0.36%, 9/21/2009	2,300	2,298	0.67%, 9/14/2009 (a)	1,600	1,598

		41,310	0.67%, 10/ 2/2009 (a)	1,900	1,897

See accompanying notes

230

Schedule of Investments Money Market Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
GDF Suez			(continued)
0.32%, 8/17/2009 (a)	$ 2,100 $	2,099	BNP Paribas Finance Inc (continued)
0.32%, 8/21/2009 (a)	2,000	1,999	0.96%, 8/ 4/2009	$ 2,000 $	1,998
0.28%, 8/28/2009	2,400	2,399	0.92%, 8/10/2009	2,000	1,998
0.30%, 8/28/2009 (a)	2,200	2,199	0.82%, 11/ 2/2009	2,000	1,995
0.28%, 9/ 1/2009 (a)	2,000	1,999	ING U.S. Funding
			0.42%, 7/27/2009	2,470	2,469
Southern Co Funding Corp
0.25%, 7/23/2009 (a)	2,040	2,040	0.65%, 7/27/2009	2,300	2,299
0.20%, 7/29/2009 (a)	1,600	1,600	0.80%, 8/18/2009	2,000	1,998
0.23%, 8/ 4/2009 (a)	1,400	1,400	0.80%, 8/31/2009	2,000	1,997

		26,825	0.73%, 9/11/2009	2,000	1,997

					18,951

Electric Products - Miscellaneous (0.36%)
Emerson Electric Co			Finance - Leasing Company (0.90%)
0.20%, 7/16/2009	1,620	1,620	River Fuel Funding
			0.60%, 7/15/2009	2,000	2,000
Finance - Auto Loans (7.28%)			0.60%, 7/31/2009	2,000	1,999

American Honda Finance Corp					3,999

0.75%, 7/ 6/2009	2,000	2,000	Finance - Mortgage Loan/Banker (6.51%)
0.82%, 7/10/2009	1,500	1,500	Fannie Mae Discount Notes
0.60%, 7/29/2009	2,000	1,999	0.59%, 9/21/2009	2,200	2,197
0.60%, 7/30/2009	2,000	1,999	0.75%, 11/ 2/2009	2,000	1,995
0.45%, 8/12/2009	2,100	2,099	0.66%, 11/ 9/2009	2,100	2,095
0.53%, 8/14/2009	2,000	1,999	Federal Home Loan Bank Discount Notes
Paccar Financial			0.40%, 7/13/2009	1,598	1,598
0.35%, 7/23/2009	2,300	2,300	0.45%, 7/21/2009	2,000	2,000
0.35%, 8/ 4/2009	2,300	2,299	0.61%, 9/ 9/2009	2,000	1,998
0.25%, 8/13/2009	1,700	1,699	0.60%, 9/18/2009	2,000	1,997
0.32%, 8/14/2009	2,000	1,999	0.22%, 9/29/2009	2,200	2,199
0.34%, 8/18/2009	1,200	1,199	0.41%, 1/ 5/2010	1,740	1,736
Toyota Motor Credit Corp			Freddie Mac Discount Notes
0.30%, 7/13/2009	2,300	2,300	0.47%, 7/20/2009	2,000	2,000
0.40%, 7/24/2009	2,000	1,999	0.53%, 7/27/2009	2,000	1,999
0.35%, 8/ 3/2009	1,340	1,340	0.61%, 9/10/2009	2,100	2,097
0.40%, 8/ 4/2009	2,000	1,999	0.59%, 9/15/2009	1,250	1,248
0.40%, 8/12/2009	2,300	2,299	0.63%, 10/13/2009	2,000	1,996
0.35%, 9/10/2009	1,300	1,299	0.52%, 12/ 7/2009	1,760	1,756

		32,328			28,911

Finance - Commercial (0.46%)			Finance - Other Services (2.34%)
Caterpillar Financial Services Corp			Private Export Funding
0.60%, 11/12/2009	2,040	2,035	0.52%, 7/ 9/2009	2,300	2,300
			0.52%, 7/17/2009	2,000	2,000
Finance - Credit Card (0.93%)			0.45%, 7/30/2009	2,000	1,999
American Express Credit
0.38%, 7/ 8/2009	630	630	0.42%, 8/ 7/2009	2,000	1,999
0.48%, 8/ 7/2009	2,300	2,299	0.40%, 12/14/2009	2,100	2,096

0.49%, 8/19/2009	1,210	1,209			10,394

		4,138	Food - Miscellaneous/Diversified (0.97%)

Finance - Investment Banker & Broker (4.27%)			Unilever Capital
			0.22%, 9/ 9/2009	2,200	2,199
BNP Paribas Finance Inc
0.71%, 7/ 9/2009	2,200	2,200

See accompanying notes

231

Schedule of Investments
Money Market Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Food - Miscellaneous/Diversified (continued)			Special Purpose Entity (continued)
Unilever Capital (continued)			Calyon North America Inc (continued)
0.22%, 9/15/2009	$ 2,100 $	2,099	0.40%, 11/27/2009	$ 2,000 $	1,997

		4,298	CBA Delaware Finance Inc

			0.30%, 8/31/2009	1,800	1,799
Medical - Drugs (1.95%)
			0.32%, 9/ 4/2009	2,200	2,199
Pfizer Inc
0.32%, 11/ 3/2009 (a)	2,120	2,118	0.34%, 9/11/2009	1,890	1,889
0.36%, 12/ 8/2009 (a)	2,070	2,067	0.67%, 9/11/2009	1,400	1,399
Pfizer Investment Capital			Charta LLC
0.50%, 2/10/2010	2,200	2,193	0.60%, 7/ 7/2009	2,300	2,300
0.47%, 2/17/2010	2,275	2,268	0.33%, 8/20/2009 (a)	2,100	2,099

		8,646	0.38%, 9/15/2009 (a)	2,000	1,998

			0.37%, 9/22/2009 (a)	2,000	1,998
Oil Company - Integrated (4.62%)			0.38%, 9/24/2009 (a)	2,000	1,998
BP Capital Markets PLC			CRC Funding LLC
0.52%, 7/17/2009 (a)	1,700	1,699	0.80%, 7/ 9/2009	2,000	2,000
0.52%, 7/23/2009	1,955	1,954	0.85%, 7/28/2009	2,000	1,999
0.59%, 9/ 8/2009	1,650	1,648	0.50%, 8/11/2009	1,900	1,899
0.45%, 10/15/2009	2,290	2,287	0.34%, 8/24/2009	2,000	1,999
Chevron Corp			0.38%, 9/23/2009 (a)	2,200	2,198
0.22%, 7/21/2009	1,290	1,290
			Danske Corp
0.22%, 7/28/2009	1,820	1,820	0.40%, 8/ 7/2009	2,100	2,099
0.24%, 7/30/2009	2,000	2,000	0.40%, 8/20/2009	2,000	1,999
ConocoPhilipps			0.38%, 8/31/2009	2,300	2,298
0.37%, 7/ 1/2009	2,500	2,500
			0.34%, 9/ 3/2009 (a)	1,500	1,499
0.24%, 7/ 8/2009	1,690	1,690
			0.55%, 9/ 4/2009	2,000	1,998
Total Capital SA
0.24%, 9/24/2009 (a)	2,000	1,999	0.35%, 9/17/2009	1,300	1,299
0.24%, 9/30/2009 (a)	1,630	1,629	Gemini Securitization Corp

			0.60%, 7/ 2/2009	2,000	2,000
		20,516

			0.60%, 7/ 8/2009	2,000	2,000
Publicly Traded Investment Fund (3.33%)			0.55%, 7/14/2009	2,000	1,999
Columbia Funds Series Trust - Columbia			0.55%, 7/24/2009	2,130	2,129
Money Market Reserves
0.31%, 12/31/2009	5,260	5,260	0.27%, 7/28/2009 (a)	1,180	1,180
FFI Government Fund			0.52%, 7/29/2009	1,600	1,599
0.18%, 12/31/2009	3,910	3,910	Park Avenue Receivables Corp
JP Morgan Prime Money Market Fund			0.45%, 7/ 1/2009	2,190	2,190
0.42%, 12/31/2009	5,640	5,640	0.25%, 7/ 7/2009 (a)	2,300	2,300

		14,810	0.28%, 7/22/2009 (a)	2,300	2,299

			0.37%, 8/ 5/2009	3,000	2,999
Special Purpose Entity (25.35%)			Ranger Funding Co LLC
CAFCO LLC			0.48%, 7/10/2009	1,900	1,900
0.70%, 7/10/2009	1,820	1,820
			0.73%, 7/10/2009	2,000	2,000
0.68%, 7/16/2009	1,220	1,220	0.48%, 7/24/2009	2,300	2,299
0.35%, 8/20/2009	2,000	1,999	0.53%, 8/13/2009	1,800	1,799
0.40%, 9/ 3/2009 (a)	2,100	2,098
			0.43%, 9/21/2009	2,000	1,998
0.38%, 9/11/2009 (a)	1,800	1,799	0.45%, 9/22/2009	1,300	1,299
0.38%, 9/16/2009 (a)	2,200	2,198	Sheffield Receivables Corp
Calyon North America Inc			0.55%, 7/ 1/2009	1,500	1,500
0.77%, 7/14/2009	2,000	1,999
			0.35%, 7/ 7/2009	1,500	1,500
0.70%, 8/ 3/2009	2,000	1,999	0.26%, 7/20/2009 (a)	1,180	1,180
0.77%, 9/ 4/2009	1,590	1,588	0.27%, 7/22/2009 (a)	1,850	1,850
0.98%, 11/ 5/2009	1,500	1,495
			0.42%, 8/ 6/2009	2,200	2,199

See accompanying notes		232

Schedule of Investments
Money Market Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			BONDS (continued)
Special Purpose Entity (continued)			Asset Backed Securities (continued)
Sheffield Receivables Corp (continued)			John Deere Owner Trust
0.60%, 12/ 1/2009 (a)	$ 2,100 $	2,095	1.13%, 7/ 2/2010 (c)	$ 750 $	750

Yorktown Capital LLC					1,055

0.48%, 7/ 8/2009	1,250	1,250
			Automobile Sequential (0.85%)
0.28%, 7/21/2009	1,500	1,500
			BMW Vehicle Lease Trust
0.48%, 7/21/2009 (a)	2,000	1,999	0.79%, 6/15/2010	800	800
0.50%, 8/ 3/2009 (a)	1,000	999	Honda Auto Receivables Owner Trust
0.55%, 8/18/2009	1,868	1,867	1.32%, 5/17/2010 (b)	877	877
0.45%, 9/14/2009	1,500	1,498	Nissan Auto Receivables Owner Trust
0.48%, 9/17/2009	2,000	1,998	1.76%, 4/15/2010	988	988

		112,603	Volkswagen Auto Lease Trust

			1.45%, 5/17/2010 (b)	1,111	1,111

Telephone - Integrated (0.90%)
					3,776

Verizon Communications Inc
0.30%, 7/15/2009 (a)	1,800	1,800	Commercial Banks (0.22%)
0.33%, 7/16/2009 (a)	2,200	2,199	Svenska Handelsbanken AB

		3,999	1.40%, 7/ 6/2009 (a)(b)	1,000	1,000

TOTAL COMMERCIAL PAPER	$ 404,644		Diversified Financial Services (0.32%)

CERTIFICATE OF DEPOSIT (5.08%)			IBM International Group Capital LLC
Commercial Banks (2.31%)			0.88%, 8/26/2009 (a)	1,400	1,400
Citibank N.A.
1.05%, 7/ 2/2009	2,000	2,000	Life & Health Insurance (0.23%)
			Monumental Global Funding III
0.40%, 8/27/2009	2,050	2,050	1.51%, 7/16/2009 (a)(d)	1,000	1,000
State Street Bank & Trust Co
1.08%, 8/ 6/2009	2,000	2,000	Medical Laboratory & Testing Service (0.29%)
US Bank NA			Roche Holdings Inc
0.80%, 7/22/2009	2,000	2,000	1.66%, 8/25/2009 (a)(b)	1,300	1,300

0.90%, 8/24/2009	2,200	2,200	TOTAL BONDS	$ 9,531

		10,250

			TAX-EXEMPT BONDS (1.66%)
Diversified Banking Institutions (0.34%)			California (0.45%)
Bank of America Corp			California Statewide Communities
0.80%, 8/12/2009	1,500	1,500	Development Authority Fannie Mae
			0.65%, 12/15/2036	750	750
Diversified Financial Services (0.25%)			County of Sacramento CA Bayersiche
Nordea Bank			Landesbank
1.07%, 5/21/2010	1,100	1,100	1.00%, 7/ 1/2022	705	705
			Los Angeles Community College District/CA
Regional Banks (2.18%)			3.05%, 8/ 1/2009	200	200
Bank of America NA			San Jose Redevelopment Agency/CA JP
0.65%, 7/13/2009	2,000	2,000	Morgan Chase Bank
0.75%, 8/21/2009	2,000	2,000	0.42%, 8/ 1/2028	325	325

0.73%, 8/25/2009	2,000	2,000			1,980

2.35%, 8/28/2009	2,000	2,000	Colorado (0.32%)
0.82%, 9/15/2009	1,710	1,710	City of Colorado Springs CO State Street/B&T

		9,710	Co

			0.81%, 11/ 1/2027	700	700
TOTAL CERTIFICATE OF DEPOSIT	$ 22,560

			Sheridan Redevelopment Agency Citibank NA
BONDS (2.15%)			2.35%, 12/ 1/2029	700	700

Asset Backed Securities (0.24%)					1,400

CNH Equipment Trust
1.74%, 4/15/2010 (b)	305	305

See accompanying notes

233

Schedule of Investments
Money Market Account
June 30, 2009 (unaudited)

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
	Amount	Value		registration, normally to qualified institutional buyers. Unless otherwise

	(000's)	(000's)		indicated, these securities are not considered illiquid. At the end of the

TAX-EXEMPT BONDS (continued)				period, the value of these securities totaled $78,511 or 17.68% of net
Indiana (0.09%)			assets.
Ball State University/IN			(b) Variable Rate. Rate shown is in effect at June 30, 2009.
0.65%, 9/ 1/2031	$ 400 $	400	(c)	Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value
Iowa (0.20%)			of these securities totaled $750 or 0.17% of net assets.
			(d) Security is Illiquid
Iowa Finance Authority
0.70%, 3/ 1/2018	300	300
			Portfolio Summary (unaudited)

Iowa Finance Authority Dexia/Fannie
Mae/Ginnie Mae			Sector	Percent

0.72%, 1/ 1/2038	600	600	Financial	66.23%

		900	Government	6.74%

			Consumer, Non-cyclical	6.47%
Michigan (0.11%)			Utilities	6.04%
Calvin College JP Morgan Chase			Energy	4.62%
0.90%, 10/ 1/2037	500	500	Exchange Traded Funds	3.33%
			Basic Materials	2.38%
			Asset Backed Securities	1.09%
Minnesota (0.02%)			Communications	0.90%
St Paul Housing & Redevelopment			Industrial	0.75%
Authority/MN			Insured	0.75%
0.75%, 1/ 1/2024	100	100	Revenue	0.71%
			Tax Allocation	0.16%
New York (0.16%)			General Obligation	0.05%
New York State Housing Finance Agency			Liabilities in Excess of Other Assets, Net	(0.22%)

Fannie Mae			TOTAL NET ASSETS	100.00%

0.50%, 5/15/2033	720	720

Pennsylvania (0.17%)
Montgomery County Industrial Development
Authority/PA JP Morgan Chase
0.55%, 8/ 1/2037	750	750

Washington (0.14%)
Washington State Housing Finance
Commission/WA
0.70%, 7/ 1/2030	465	465
Washington State Housing Finance
Commission/WA Fannie Mae
0.67%, 5/15/2033	160	160

		625

TOTAL TAX-EXEMPT BONDS	$ 7,375

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.23%)
U.S. Treasury Bill (0.23%)
0.43%, 6/ 3/2010	1,010	1,006

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 1,006

Total Investments	$ 445,116
Liabilities in Excess of Other Assets, Net - (0.22)%		(961)

TOTAL NET ASSETS - 100.00%	$ 444,155

See accompanying notes

234

Schedule of Investments
Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (22.46%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Finance - Mortgage Loan/Banker (4.89%)			OBLIGATIONS (66.79%)
Federal Farm Credit Bank			Federal Home Loan Mortgage Corporation
3.70%, 5/15/2013	$ 2,500 $	2,621	(FHLMC) (32.33%)
			7.00%, 11/ 1/2012	$ 7 $	8
Federal Home Loan Banks
6.50%, 8/14/2009	2,045	2,060	6.00%, 1/ 1/2013	50	53
7.38%, 2/12/2010	2,455	2,559	7.00%, 1/ 1/2013	16	17
4.50%, 9/16/2013	1,640	1,758	6.50%, 11/ 1/2016	74	79

		8,998	6.00%, 4/ 1/2017	270	287

			6.00%, 4/ 1/2017	218	230
Mortgage Backed Securities (17.31%)			6.00%, 5/ 1/2017	252	266
Banc of America Mortgage Securities Inc			4.50%, 4/ 1/2018	574	596
4.75%, 8/25/2033	2,164	2,129	5.50%, 11/ 1/2018	728	769
5.50%, 5/25/2034	643	636	6.50%, 12/ 1/2021	209	225
Chase Mortgage Finance Corp
6.00%, 5/25/2035	1,940	1,461	6.50%, 4/ 1/2022	251	271
Citicorp Mortgage Securities Inc			6.50%, 5/ 1/2022	158	170
5.50%, 3/25/2035	1,642	1,545	6.50%, 5/ 1/2023	37	40
Countrywide Home Loan Mortgage Pass			4.00%, 6/ 1/2024	1,992	1,994
Through Trust			4.50%, 6/ 1/2024	1,992	2,035
5.00%, 11/25/2018	1,308	1,301	6.50%, 1/ 1/2028	17	19
5.25%, 5/25/2034	2,718	2,600	7.00%, 1/ 1/2028	205	226
5.75%, 12/25/2035	2,838	2,398	6.50%, 3/ 1/2029	32	35
CS First Boston Mortgage Securities Corp			6.50%, 4/ 1/2029	355	385
5.75%, 4/25/2033	1,100	1,048	8.50%, 7/ 1/2029	49	54
Fannie Mae			8.00%, 12/ 1/2030	18	19
8.70%, 12/25/2019	12	13
			7.50%, 2/ 1/2031	42	45
8.00%, 4/25/2022	105	108
			6.00%, 5/ 1/2031	127	133
5.00%, 2/25/2027	410	14
			7.00%, 6/ 1/2031	30	32
5.50%, 2/25/2032	1,542	1,603
			6.50%, 10/ 1/2031	80	86
7.00%, 4/25/2032	890	957
			7.00%, 10/ 1/2031	36	39
Fannie Mae Grantor Trust
7.30%, 5/25/2010	2,455	2,564	6.50%, 1/ 1/2032	270	290
Freddie Mac			7.00%, 4/ 1/2032	384	415
5.50%, 1/15/2033	978	1,040	6.00%, 9/ 1/2032	180	190
5.50%, 4/15/2033 (a)	1,640	1,696	5.50%, 11/ 1/2032	705	732
MASTR Alternative Loans Trust			5.00%, 2/ 1/2033	1,048	1,073
5.39%, 1/25/2020 (a)	1,178	1,028	5.50%, 4/ 1/2033	1,419	1,469
5.50%, 1/25/2020	2,595	2,276	5.00%, 6/ 1/2033	1,130	1,153
Prime Mortgage Trust			4.50%, 8/ 1/2033	508	508
4.75%, 10/25/2020 (a)	1,244	1,155	4.50%, 8/ 1/2033	599	599
Residential Funding Mortgage Securities I			5.00%, 8/ 1/2033	1,782	1,823
5.50%, 12/25/2033	2,450	2,371	5.00%, 8/ 1/2033	1,783	1,821
Structured Asset Securities Corp			5.50%, 8/ 1/2033	1,281	1,327
5.00%, 5/25/2035	1,319	1,040
			6.00%, 11/ 1/2033	605	636
Wells Fargo Mortgage Backed Securities Trust
6.00%, 4/25/2037	2,457	1,368	6.00%, 11/ 1/2033	573	602
6.00%, 12/28/2037 (a)	1,721	1,523	5.50%, 12/ 1/2033	1,648	1,709

		31,874	6.00%, 12/ 1/2033	626	656

			5.50%, 1/ 1/2034	1,177	1,220
Regional Agencies (0.26%)			5.00%, 5/ 1/2034	2,189	2,238
US Department of Housing and Urban			6.00%, 5/ 1/2034	999	1,049
Development
6.16%, 8/ 1/2011	480	482	6.00%, 5/ 1/2034	1,850	1,930

TOTAL BONDS	$ 41,354		5.00%, 5/ 1/2035	1,068	1,090

			4.50%, 6/ 1/2035	2,690	2,686

See accompanying notes		235

Schedule of Investments
Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
4.50%, 6/ 1/2035	$ 2,741 $	2,746	6.50%, 2/ 1/2033	$ 123 $	132
5.00%, 7/ 1/2035	4,855	4,957	5.50%, 5/ 1/2033	108	113
5.50%, 9/ 1/2035	2,038	2,111	5.50%, 5/ 1/2033	632	655
7.00%, 7/ 1/2036	1,674	1,803	5.50%, 6/ 1/2033	1,252	1,298
6.00%, 3/ 1/2037	2,199	2,299	5.50%, 2/ 1/2034	2,418	2,500
5.50%, 1/ 1/2038	2,723	2,815	6.00%, 2/ 1/2034	107	113
5.50%, 2/ 1/2038	3,428	3,530	5.50%, 4/ 1/2034	310	322
4.50%, 5/ 1/2039	1,998	1,991	5.00%, 6/ 1/2034	1,705	1,743
5.00%, 5/ 1/2039	2,978	3,033	5.50%, 7/ 1/2034	715	739
5.73%, 1/ 1/2037 (a)	868	906	6.50%, 7/ 1/2034	275	294

		59,520	6.50%, 7/ 1/2034	694	747

Federal National Mortgage Association (FNMA) (22.89%)			5.50%, 8/ 1/2034	681	704
6.00%, 12/ 1/2016	275	294	5.50%, 9/ 1/2034	2,179	2,253
5.50%, 1/ 1/2017	375	396	5.50%, 11/ 1/2035	2,178	2,257
6.00%, 8/ 1/2017	371	395	6.50%, 2/ 1/2036	1,414	1,506
5.50%, 12/ 1/2017	335	355	6.50%, 5/ 1/2036	1,556	1,660
5.50%, 5/ 1/2018	880	929	6.00%, 9/ 1/2036	2,247	2,357
5.00%, 6/ 1/2018	1,277	1,331	6.01%, 10/ 1/2036 (a)	1,226	1,287
5.00%, 10/ 1/2018	1,071	1,115	6.00%, 4/ 1/2037	1,827	1,913
8.00%, 5/ 1/2022	3	3	6.00%, 9/ 1/2037	2,905	3,040
8.50%, 2/ 1/2023	2	2	6.00%, 5/ 1/2038	1,774	1,856
6.50%, 9/ 1/2024	108	115	5.00%, 4/ 1/2039	3,720	3,793
8.00%, 5/ 1/2027	94	102	4.00%, 5/ 1/2039	1,992	1,931

8.00%, 9/ 1/2027	20	22			42,144

8.50%, 10/ 1/2027	69	75	Government National Mortgage Association
7.00%, 8/ 1/2028	80	87	(GNMA) (5.35%)
6.50%, 11/ 1/2028	12	13	7.50%, 1/15/2023	2	3
7.00%, 12/ 1/2028	55	60	7.50%, 1/15/2023	3	3
6.50%, 2/ 1/2029	17	18	7.50%, 1/15/2023	4	5
6.50%, 3/ 1/2029	58	62	7.50%, 2/15/2023	2	2
6.50%, 4/ 1/2029	75	81	7.50%, 2/15/2023	4	5
7.00%, 4/ 1/2029	28	31	7.50%, 2/15/2023	9	10
6.50%, 7/ 1/2029	492	531	7.50%, 3/15/2023	5	6
7.50%, 11/ 1/2029	31	34	7.50%, 3/15/2023	12	13
9.00%, 9/ 1/2030	22	24	7.50%, 4/15/2023	34	37
6.50%, 6/ 1/2031	38	41	7.50%, 6/15/2023	6	7
6.50%, 6/ 1/2031	26	28	7.50%, 6/15/2023	18	19
6.00%, 8/ 1/2031	310	327	7.50%, 6/15/2023	1	1
7.00%, 11/ 1/2031	199	218	7.50%, 6/15/2023	19	21
6.50%, 1/ 1/2032	57	62	7.50%, 7/15/2023	2	2
6.50%, 3/ 1/2032	218	234	7.50%, 9/15/2023	10	11
6.50%, 3/ 1/2032	64	69	7.50%, 9/15/2023	5	6
6.50%, 4/ 1/2032	279	300	7.50%, 10/15/2023	27	29
6.50%, 8/ 1/2032	103	110	7.50%, 10/15/2023	16	18
6.50%, 11/ 1/2032	102	110	7.50%, 11/15/2023	13	14
6.50%, 11/ 1/2032	119	128	8.00%, 7/15/2026	3	3
6.50%, 12/ 1/2032	289	311	8.00%, 8/15/2026	8	8
5.50%, 2/ 1/2033	884	918	8.00%, 1/15/2027	3	4

See accompanying notes		236

Schedule of Investments
Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Government National Mortgage Association			Investment in Joint Trading Account; Credit
(GNMA) (continued)			Suisse Repurchase Agreement; 0.02%
8.00%, 2/15/2027	$ 1 $	1	dated 06/30/09 maturing 07/01/09
8.00%, 6/15/2027	1	1	(collateralized by US Treasury Note;
7.00%, 1/15/2028	6	7	$2,556,000; 0.88%; dated 03/31/11)	$ 2,505 $	2,505
7.00%, 1/15/2028	7	7	Investment in Joint Trading Account;
7.00%, 1/15/2028	31	34	Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09
7.00%, 1/15/2028	9	10	(collateralized by Sovereign Agency
7.00%, 1/15/2028	4	5	Issues; $2,556,000; 3.12% - 4.63%; dated
7.00%, 1/15/2029	42	46	12/06/10 - 10/10/12)	2,505	2,505
7.00%, 3/15/2029	23	25	Investment in Joint Trading Account;
7.75%, 12/15/2029	16	18	Morgan Stanley Repurchase Agreement;
			0.03% dated 06/30/09 maturing 07/01/09
6.50%, 7/15/2032	203	218	(collateralized by Sovereign Agency
6.00%, 8/15/2034	1,375	1,441	Issues; $2,556,000; 2.38% - 5.00%; dated
6.00%, 2/20/2029	54	57	02/25/11-06/25/14)	2,506	2,506

6.50%, 3/20/2031	69	74			13,780

6.50%, 4/20/2031	71	76	TOTAL REPURCHASE AGREEMENTS	$ 13,780

7.00%, 6/20/2031	37	40
			Total Investments	$ 183,958
6.00%, 5/20/2032 (a)	258	269	Other Assets in Excess of Liabilities, Net - 0.09%		158

5.50%, 7/20/2033	1,183	1,221
6.00%, 7/20/2033	797	833	TOTAL NET ASSETS - 100.00%	$ 184,116

5.50%, 2/20/2034	999	1,031
5.50%, 3/20/2034	1,256	1,296	(a)	Variable Rate. Rate shown is in effect at June 30, 2009.
6.50%, 4/20/2034	164	174	(b) Rate shown is the discount rate.
6.00%, 6/20/2038	2,635	2,748

		9,859	Unrealized Appreciation (Depreciation)

U.S. Treasury (6.22%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
4.50%, 2/28/2011	1,640	1,738
4.00%, 2/15/2014	1,640	1,755	Unrealized Appreciation	$ 3,639
4.75%, 5/15/2014	2,865	3,159	Unrealized Depreciation		(3,198)

4.88%, 8/15/2016	820	906	Net Unrealized Appreciation (Depreciation)		441
3.75%, 11/15/2018	3,000	3,052	Cost for federal income tax purposes		183,517
4.50%, 2/15/2036	820	845	All dollar amounts are shown in thousands (000's)

		11,455

TOTAL U.S. GOVERNMENT & GOVERNMENT			Portfolio Summary (unaudited)

AGENCY OBLIGATIONS		$ 122,978	Sector		Percent

SHORT TERM INVESTMENTS (3.18%)			Mortgage Securities		81.06%
			Government		11.37%
Commercial Paper (3.18%)			Financial		7.48%
Investment in Joint Trading Account; Federal			Other Assets in Excess of Liabilities, Net		0.09%

Home Loan Bank Discount Notes			TOTAL NET ASSETS		100.00%

0.01%, 7/ 1/2009 (b)	$ 5,846 $	5,846

TOTAL SHORT TERM INVESTMENTS		$ 5,846

REPURCHASE AGREEMENTS (7.48%)
Diversified Banking Institutions (7.48%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.05%
dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $6,389,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 6,264 $	6,264

See accompanying notes

237

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.71%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Building - Mobile Home & Manufactured Housing (0.04%)
Ceradyne Inc (a)	1,600 $	28	Winnebago Industries	3,900 $	29

Aerospace & Defense (2.05%)			Building - Residential & Commercial (0.20%)
Boeing Co/The	23,761	1,010	KB Home	11,700	160
Northrop Grumman Corp	7,500	342
Teledyne Technologies Inc (a)	8,300	272	Building & Construction Products -

			Miscellaneous (0.59%)
		1,624	Simpson Manufacturing Co Inc	21,769	471

Agricultural Chemicals (0.33%)
Potash Corp of Saskatchewan Inc	2,805	261	Building Products - Cement & Aggregate (0.09%)
			Cemex SAB de CV ADR (a)	7,264	68
Agricultural Operations (0.34%)
Archer-Daniels-Midland Co	9,950	266	Commercial Banks (0.78%)
			City National Corp/CA	10,001	368
Airlines (0.59%)			East West Bancorp Inc	9,547	62
Alaska Air Group Inc (a)	11,850	216	SVB Financial Group (a)	1,300	36
Cathay Pacific Airways Ltd ADR (a)	37,100	251	Umpqua Holdings Corp	4,150	32

		467	Westamerica Bancorporation	2,500	124

Apparel Manufacturers (0.38%)					622

Columbia Sportswear Co	5,227	162	Commercial Services - Finance (0.36%)
True Religion Apparel Inc (a)	6,302	140	Visa Inc	4,650	289

		302

			Computer Aided Design (0.13%)
Applications Software (4.04%)			Autodesk Inc (a)	5,250	100
Actuate Corp (a)	51,780	248
Microsoft Corp	114,586	2,724	Computers (2.17%)
Quest Software Inc (a)	17,100	238	Apple Inc (a)	3,200	456

		3,210	Hewlett-Packard Co	32,750	1,266

Athletic Footwear (1.38%)					1,722

NIKE Inc	21,153	1,095	Computers - Integrated Systems (0.11%)
			Echelon Corp (a)	10,104	86
Auto - Car & Light Trucks (0.36%)
Toyota Motor Corp ADR	3,789	286	Consumer Products - Miscellaneous (2.02%)
			Clorox Co	21,120	1,179
Auto - Medium & Heavy Duty Trucks (1.55%)			Kimberly-Clark Corp	6,275	329
Paccar Inc	37,753	1,227
			WD-40 Co	3,300	96

Auto/Truck Parts & Equipment - Original (0.31%)					1,604

Johnson Controls Inc	11,500	250	Cosmetics & Toiletries (0.96%)
			Estee Lauder Cos Inc/The	2,400	78
Beverages - Non-Alcoholic (0.44%)			Procter & Gamble Co	13,400	685

Hansen Natural Corp (a)	3,475	107			763

PepsiAmericas Inc	1,400	38
PepsiCo Inc	3,739	205	Diagnostic Kits (0.01%)

		350	OraSure Technologies Inc (a)	4,213	10

Beverages - Wine & Spirits (0.06%)			Dialysis Centers (0.64%)
Brown-Forman Corp	1,057	45	DaVita Inc (a)	10,300	509

Building - Heavy Construction (0.54%)			Disposable Medical Products (0.13%)
Granite Construction Inc	12,775	425	CR Bard Inc	1,400	104

See accompanying notes

238

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (0.44%)			Food - Miscellaneous/Diversified (continued)
JP Morgan Chase & Co	10,305 $	351	Ralcorp Holdings Inc (a)	3,475 $	212

					743

Diversified Manufacturing Operations (0.21%)
General Electric Co	14,400	169	Food - Retail (1.63%)
			Dairy Farm International Holdings Ltd ADR	18,095	578
E-Commerce - Products (0.67%)			Kroger Co/The	10,615	234
Amazon.com Inc (a)	6,250	523	Safeway Inc	23,500	479

Blue Nile Inc (a)	277	12			1,291

		535	Forestry (1.52%)

Electric - Integrated (1.37%)			Plum Creek Timber Co Inc	12,000	357
Edison International	12,950	408	Weyerhaeuser Co	28,035	853

PG&E Corp	17,800	684			1,210

		1,092	Gas - Distribution (1.49%)

Electronic Components - Semiconductors (1.86%)			Northwest Natural Gas Co	1,050	47
Intel Corp	56,330	932	Sempra Energy	22,950	1,139

LSI Corp (a)	32,055	146			1,186

QLogic Corp (a)	18,800	239	Hotels & Motels (0.48%)
Supertex Inc (a)	6,543	164	Red Lion Hotels Corp (a)	79,360	381

		1,481

Electronic Design Automation (0.05%)			Human Resources (0.91%)
Mentor Graphics Corp (a)	7,400	41	AMN Healthcare Services Inc (a)	14,184	90
			Resources Connection Inc (a)	16,012	275
Electronic Forms (1.56%)			Robert Half International Inc	10,000	236
Adobe Systems Inc (a)	43,640	1,235	TrueBlue Inc (a)	14,500	122

					723

Electronic Measurement Instruments (0.89%)			Industrial Automation & Robots (0.05%)
FLIR Systems Inc (a)	2,750	62	Intermec Inc (a)	3,000	39
Itron Inc (a)	7,400	408
Trimble Navigation Ltd (a)	12,200	239	Instruments - Scientific (2.25%)

		709	Dionex Corp (a)	17,375	1,060

Engineering - Research & Development Services (1.07%)			FEI Co (a)	24,960	572
Jacobs Engineering Group Inc (a)	20,121	847	Waters Corp (a)	3,050	157

					1,789

Enterprise Software & Services (1.85%)			Internet Application Software (0.31%)
Informatica Corp (a)	14,600	251	Art Technology Group Inc (a)	65,603	249
Omnicell Inc (a)	5,020	54
Oracle Corp	42,800	917	Investment Management & Advisory Services (1.89%)
Sybase Inc (a)	8,000	250	Franklin Resources Inc	20,850	1,501

		1,472

Fiduciary Banks (0.23%)			Lasers - Systems & Components (0.11%)
Northern Trust Corp	3,450	185	Electro Scientific Industries Inc (a)	8,043	90

Finance - Investment Banker & Broker (2.41%)			Life & Health Insurance (1.03%)
Charles Schwab Corp/The	108,925	1,911	StanCorp Financial Group Inc	28,500	817

Food - Miscellaneous/Diversified (0.94%)			Machinery - Material Handling (0.11%)
Campbell Soup Co	4,700	138	Cascade Corp	5,524	87
General Mills Inc	7,010	393	Medical - Biomedical/Gene (3.25%)
			Amgen Inc (a)	14,507	768

See accompanying notes

239

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Non-Hazardous Waste Disposal (0.63%)
Dendreon Corp (a)	10,575 $	263	Waste Connections Inc (a)	19,250 $	499
Gilead Sciences Inc (a)	19,524	914
Life Technologies Corp (a)	10,796	450	Oil & Gas Drilling (0.10%)
Martek Biosciences Corp (a)	8,826	187	Nabors Industries Ltd (a)	5,250	82

		2,582

			Oil Company - Exploration & Production (6.91%)
Medical - Drugs (2.13%)			Apache Corp	13,725	990
Allergan Inc/United States	27,674	1,316	Berry Petroleum Co	22,651	421
Bristol-Myers Squibb Co	18,500	376	CNOOC Ltd ADR	1,500	184

		1,692	Devon Energy Corp	9,725	530

Medical - Generic Drugs (0.67%)			Occidental Petroleum Corp	45,950	3,024
Teva Pharmaceutical Industries Ltd ADR	2,100	103	XTO Energy Inc	8,800	336

Watson Pharmaceuticals Inc (a)	12,800	431			5,485

		534	Oil Company - Integrated (3.69%)

Medical - HMO (0.12%)			Chevron Corp	38,513	2,551
Health Net Inc (a)	6,230	97	Exxon Mobil Corp	3,975	278
			Total SA ADR	1,900	103

Medical - Nursing Homes (0.11%)					2,932

Sun Healthcare Group Inc (a)	10,733	91
			Power Converter & Supply Equipment (0.12%)
Medical - Wholesale Drug Distribution (1.34%)			Sunpower Corp - Class B (a)	3,849	92
McKesson Corp	24,175	1,064
			Property & Casualty Insurance (0.26%)
Medical Information Systems (0.12%)			Mercury General Corp	6,250	209
Quality Systems Inc	1,629	93
			Publicly Traded Investment Fund (0.03%)
Medical Instruments (1.08%)			iShares Russell 3000 Index Fund	400	22
Beckman Coulter Inc	8,598	491
			Regional Banks (2.64%)
Edwards Lifesciences Corp (a)	1,000	68	US Bancorp	7,350	132
Techne Corp	4,671	298	Wells Fargo & Co	81,125	1,968

		857			2,100

Medical Products (1.20%)			REITS - Apartments (0.20%)
Becton Dickinson and Co	2,300	164	Essex Property Trust Inc	2,500	156
Varian Medical Systems Inc (a)	22,350	785

		949	REITS - Healthcare (1.04%)

Metal Processors & Fabrication (0.81%)			HCP Inc	26,600	564
Precision Castparts Corp	8,850	646	Nationwide Health Properties Inc	10,259	264

					828

Motorcycle/Motor Scooter (0.06%)			REITS - Office Property (0.33%)
Harley-Davidson Inc	3,024	49	Alexandria Real Estate Equities Inc	7,373	264

Multimedia (1.50%)			Respiratory Products (0.44%)
Walt Disney Co/The	51,170	1,194	ResMed Inc (a)	8,600	350

Networking Products (1.76%)			Retail - Apparel & Shoe (1.33%)
Cisco Systems Inc (a)	65,100	1,214	Nordstrom Inc	36,700	730
Polycom Inc (a)	9,000	182	Ross Stores Inc	8,400	324

		1,396			1,054

See accompanying notes

240

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (0.77%)			Transport - Services (1.59%)
Copart Inc (a)	17,550 $	608	Expeditors International of Washington Inc	37,898 $	1,264

Retail - Building Products (0.07%)			Transport - Truck (0.34%)
Home Depot Inc	2,400	57	Con-way Inc	7,621	269

Retail - Discount (2.27%)			Travel Services (0.29%)
Costco Wholesale Corp	39,450	1,803	Ambassadors Group Inc	16,893	233

Retail - Drug Store (0.28%)			Ultra Sound Imaging Systems (0.60%)
CVS Caremark Corp	7,023	224	SonoSite Inc (a)	23,707	476

Retail - Restaurants (1.63%)			Veterinary Diagnostics (0.78%)
Jack in the Box Inc (a)	15,836	356	VCA Antech Inc (a)	23,100	617
Starbucks Corp (a)	67,390	936

		1,292	Water (0.52%)

			California Water Service Group	11,200	413
Savings & Loans - Thrifts (1.34%)
Washington Federal Inc	81,749	1,063	Water Treatment Systems (0.10%)
			Energy Recovery Inc (a)	11,271	80
Semiconductor Component - Integrated Circuits (0.58%)
Cypress Semiconductor Corp (a)	18,850	174	Web Portals (1.46%)
Exar Corp (a)	1,000	7	Google Inc (a)	2,575	1,085
Linear Technology Corp	12,000	280	Yahoo! Inc (a)	4,900	77

		461			1,162

Semiconductor Equipment (0.69%)			Wireless Equipment (0.47%)
Applied Materials Inc	29,575	324	Qualcomm Inc	8,250	373
Kla-Tencor Corp	6,000	152
Novellus Systems Inc (a)	4,200	70	Wound, Burn & Skin Care (0.10%)

		546	Obagi Medical Products Inc (a)	11,224	82

Steel - Producers (1.95%)			TOTAL COMMON STOCKS	$ 77,602

Reliance Steel & Aluminum Co	13,000	499		Principal
Schnitzer Steel Industries Inc	19,798	1,047		Amount	Value

		1,546		(000's)	(000's)

			SHORT TERM INVESTMENTS (0.61%)
Steel Pipe & Tube (0.27%)
			Commercial Paper (0.61%)
Northwest Pipe Co (a)	6,210	216
			Investment in Joint Trading Account; Federal
			Home Loan Bank Discount Notes
Telephone - Integrated (2.93%)			0.01%, 7/ 1/2009 (b)	$ 487 $	487

AT&T Inc	43,800	1,088	TOTAL SHORT TERM INVESTMENTS	$ 487

Verizon Communications Inc	40,200	1,235

		2,323	REPURCHASE AGREEMENTS (1.44%)

			Diversified Banking Institutions (1.44%)
Toys (0.45%)			Investment in Joint Trading Account; Bank
Mattel Inc	22,100	355	of America Repurchase Agreement; 0.05%
			dated 06/30/09 maturing 07/01/09
Transport - Equipment & Leasing (0.14%)			(collateralized by Sovereign Agency
Greenbrier Cos Inc	16,000	115	Issues; $532,000; 0.00% - 6.25%; dated
			07/10/09 - 02/16/17)	$ 521 $	521
Transport - Rail (0.25%)			Investment in Joint Trading Account; Credit
Union Pacific Corp	3,850	200	Suisse Repurchase Agreement; 0.02%
			dated 06/30/09 maturing 07/01/09
			(collateralized by US Treasury Note;
			$213,000; 0.88%; dated 03/31/11)	208	208

See accompanying notes

241

Schedule of Investments Principal Capital Appreciation Account

June 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $213,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	$ 209 $	209
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $213,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	209	209

		1,147

TOTAL REPURCHASE AGREEMENTS	$ 1,147

Total Investments	$ 79,236
Other Assets in Excess of Liabilities, Net - 0.24%		187

TOTAL NET ASSETS - 100.00%	$ 79,423

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 18,085
Unrealized Depreciation	(5,891)

Net Unrealized Appreciation (Depreciation)	12,194
Cost for federal income tax purposes	67,042
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.26%
Financial	14.04%
Technology	13.15%
Consumer, Cyclical	12.43%
Industrial	12.25%
Energy	10.70%
Communications	9.10%
Basic Materials	3.80%
Utilities	3.39%
Mortgage Securities	0.61%
Exchange Traded Funds	0.03%
Other Assets in Excess of Liabilities, Net	0.24%

TOTAL NET ASSETS	100.00%

See accompanying notes

242

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the account as of the period end were as follows:
	Held	(000's)

INVESTMENT COMPANIES (100.08%)			Unrealized Appreciation	$ 512
Principal Funds, Inc. Institutional Class (55.80%)			Unrealized Depreciation	(15,874)

Core Plus Bond Fund I (a)	116,300 $	1,237	Net Unrealized Appreciation (Depreciation)	(15,362)
Disciplined LargeCap Blend Fund (a)	300,234	2,804	Cost for federal income tax purposes	50,373
Global Diversified Income Fund (a)	70,079	779	All dollar amounts are shown in thousands (000's)
High Yield Fund I (a)	151,550	1,403
Inflation Protection Fund (a)	199,600	1,433	Portfolio Summary (unaudited)

International Emerging Markets Fund (a)	42,025	727	Fund Type	Percent

International Fund I (a)	129,800	1,162	Fixed Income Funds	51.65%
International Growth Fund (a)	176,789	1,208	Domestic Equity Funds	36.23%
			International Equity Funds	12.20%
International Value Fund I (a)	128,290	1,171	Liabilities in Excess of Other Assets, Net	(0.08%)

LargeCap Blend Fund I (a)	246,671	1,485	TOTAL NET ASSETS	100.00%

LargeCap Value Fund I (a)	89,824	724
MidCap Growth Fund III (a)(b)	71,652	466
MidCap Value Fund I (a)	46,432	386
Preferred Securities Fund (a)	293,068	2,268
SmallCap Growth Fund I (a)(b)	49,400	320
SmallCap S&P 600 Index Fund (a)	42,264	434
SmallCap Value Fund (a)	24,005	260
Ultra Short Bond Fund (a)	177,276	1,253

		19,520

Principal Variable Contracts Funds, Inc.
Class 1 (44.28%)
Bond & Mortgage Securities Account (a)	1,027,258	9,584
LargeCap Growth Account (a)	112,224	1,173
LargeCap Growth Account I (a)(b)	100,471	1,429
LargeCap Value Account (a)	42,838	772
LargeCap Value Account III (a)	92,456	668
Money Market Account (a)	110,160	110
Real Estate Securities Account (a)	222,268	1,671
SmallCap Value Account I (a)	9,607	84

		15,491

TOTAL INVESTMENT COMPANIES	$ 35,011

Total Investments	$ 35,011
Liabilities in Excess of Other Assets, Net - (0.08)%		(28)

TOTAL NET ASSETS - 100.00%	$ 34,983

(a) Affiliated Security
(b) Non-Income Producing Security
(c)	Purchases and Sales include transactions related to the acquisition of
	the SmallCap Growth Fund III by the SmallCap Growth Fund I.
See accompanying notes

243

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	1,063,221 $	12,733	80,585	$ 741	116,548	$ 1,067	1,027,258 $	12,141
Core Plus Bond Fund I	22,030	224	140,225	1,465	45,955	480	116,300	1,209
Disciplined LargeCap Blend Fund	292,571	4,886	46,920	408	39,257	337	300,234	4,948
Global Diversified Income Fund	-	-	74,679	640	4,600	48	70,079	594
High Yield Fund I	146,194	1,468	25,398	204	20,042	162	151,550	1,511
Inflation Protection Fund	194,988	1,812	28,276	174	23,664	166	199,600	1,820
International Emerging Markets Fund	39,161	1,179	9,571	134	6,707	93	42,025	1,220
International Fund I	49,419	833	100,337	872	19,956	155	129,800	1,545
International Growth Fund	303,144	4,206	14,540	96	140,895	956	176,789	2,488
International Value Fund I	94,440	851	53,169	455	19,319	154	128,290	1,149
LargeCap Blend Fund I	240,330	2,449	38,929	217	32,588	179	246,671	2,482
LargeCap Growth Account	108,423	1,642	18,457	184	14,656	144	112,224	1,679
LargeCap Growth Account I	98,254	1,821	13,884	172	11,667	142	100,471	1,848
LargeCap Value Account	39,049	1,323	9,325	164	5,536	95	42,838	1,389
LargeCap Value Account III	87,540	1,102	19,150	132	14,234	96	92,456	1,132
LargeCap Value Fund I	87,276	1,267	15,786	116	13,238	96	89,824	1,284
MidCap Growth Fund III	66,128	401	15,103	87	9,579	55	71,652	433
MidCap Value Fund I	42,231	360	11,489	87	7,288	56	46,432	391
Money Market Account	60,673	61	199,065	199	149,578	150	110,160	110
Preferred Securities Fund	319,116	3,300	14,713	93	40,761	256	293,068	3,048
Real Estate Securities Account	209,085	3,917	51,568	371	38,385	267	222,268	3,993
SmallCap Growth Fund I	12,380	104	40,657	519	3,637	21	49,400	602
SmallCap Growth Fund III	40,079	517	-	-	40,079	503	-	-
SmallCap S&P 600 Index Fund	44,808	836	2,596	25	5,140	47	42,264	809
SmallCap Value Account I	8,128	117	3,389	28	1,910	15	9,607	129
SmallCap Value Fund	25,564	494	-	-	1,559	16	24,005	465
Ultra Short Bond Fund	176,585	1,732	3,115	22	2,424	17	177,276	1,737

	$ 49,635			$ 7,605		$ 5,773	$ 50,156

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ 741			$ (266)			$ -
Core Plus Bond Fund I			13		-			-
Disciplined LargeCap Blend Fund			-		(9)			-
Global Diversified Income Fund			17		2			-
High Yield Fund I			-		1			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		(5)			-
International Growth Fund			-		(858)			-
International Value Fund I			-		(3)			-
LargeCap Blend Fund I			-		(5)			-
LargeCap Growth Account			9		(3)			-
LargeCap Growth Account I			-		(3)			-
LargeCap Value Account			28		(3)			-
LargeCap Value Account III			16		(6)			-
LargeCap Value Fund I			-		(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Money Market Account			-		-			-
Preferred Securities Fund			87		(89)			-
Real Estate Securities Account			49		(28)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		(14)			-
SmallCap S&P 600 Index Fund			-		(5)			-
SmallCap Value Account I			1		(1)			-
SmallCap Value Fund			-		(13)			-
Ultra Short Bond Fund			17		-			-

	$ 978			$ (1,311)			$ -

See accompanying notes

244

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	45.54%

			Fixed Income Funds	37.97%
INVESTMENT COMPANIES (100.14%)			International Equity Funds	16.63%
Principal Funds, Inc. Institutional Class (56.71%)			Liabilities in Excess of Other Assets, Net	(0.14%)

Core Plus Bond Fund I (a)	359,683 $	3,827	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	1,543,150	14,413
High Yield Fund I (a)	856,696	7,933
International Emerging Markets Fund (a)	242,965	4,201
International Fund I (a)	713,622	6,387
International Growth Fund (a)	976,054	6,666
International Value Fund I (a)	694,242	6,338
LargeCap Blend Fund I (a)	1,226,389	7,383
LargeCap Value Fund I (a)	492,240	3,967
MidCap Growth Fund III (a)(b)	326,606	2,126
MidCap Value Fund I (a)	237,855	1,977
Preferred Securities Fund (a)	1,124,631	8,705
SmallCap Growth Fund I (a)(b)	339,680	2,201
SmallCap S&P 600 Index Fund (a)	245,972	2,524
SmallCap Value Fund (a)	166,467	1,800

		80,448

Principal Variable Contracts Funds, Inc.
Class 1 (43.43%)
Bond & Mortgage Securities Account (a)	3,579,959	33,401
LargeCap Growth Account (a)	584,632	6,110
LargeCap Growth Account I (a)(b)	556,606	7,915
LargeCap Value Account (a)	217,817	3,925
LargeCap Value Account III (a)	525,241	3,792
Real Estate Securities Account (a)	812,382	6,109
SmallCap Value Account I (a)	41,018	358

		61,610

TOTAL INVESTMENT COMPANIES	$ 142,058

Total Investments	$ 142,058
Liabilities in Excess of Other Assets, Net - (0.14)%		(203)

TOTAL NET ASSETS - 100.00%	$ 141,855

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 1,214
Unrealized Depreciation	(69,947)

Net Unrealized Appreciation (Depreciation)	(68,733)
Cost for federal income tax purposes	210,791
All dollar amounts are shown in thousands (000's)

See accompanying notes

245

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	3,382,912 $	40,238	280,119 $	2,577	83,072	$ 774	3,579,959 $	41,921
Core Plus Bond Fund I	74,107	753	359,415	3,762	73,839	770	359,683	3,744
Disciplined LargeCap Blend Fund	1,457,365	24,114	183,966	1,584	98,181	832	1,543,150	24,860
High Yield Fund I	815,437	8,177	89,462	722	48,203	383	856,696	8,517
International Emerging Markets Fund	218,655	6,574	41,977	580	17,667	242	242,965	6,913
International Fund I	324,702	5,472	441,694	3,856	52,774	407	713,622	8,919
International Growth Fund	1,543,744	21,517	76,056	502	643,746	4,402	976,054	13,697
International Value Fund I	496,375	4,467	249,220	2,163	51,353	402	694,242	6,225
LargeCap Blend Fund I	1,153,531	11,682	154,792	854	81,934	445	1,226,389	12,088
LargeCap Growth Account	545,806	8,189	79,070	784	40,244	392	584,632	8,581
LargeCap Growth Account I	529,714	9,764	59,198	730	32,306	388	556,606	10,107
LargeCap Value Account	196,783	6,504	36,345	636	15,311	261	217,817	6,877
LargeCap Value Account III	476,095	6,106	88,563	604	39,417	261	525,241	6,446
LargeCap Value Fund I	459,836	6,629	68,631	498	36,227	257	492,240	6,868
MidCap Growth Fund III	301,755	3,018	49,456	283	24,605	137	326,606	3,164
MidCap Value Fund I	218,787	2,939	37,773	283	18,705	138	237,855	3,084
Preferred Securities Fund	1,143,419	11,754	54,131	344	72,919	449	1,124,631	11,575
Real Estate Securities Account	722,903	13,602	155,653	1,098	66,174	449	812,382	14,237
SmallCap Growth Fund I	51,053	448	298,233	3,853	9,606	54	339,680	4,247
SmallCap Growth Fund III	296,616	3,747	5,741	31	302,357	3,776	-	-
SmallCap S&P 600 Index Fund	245,614	4,467	11,513	109	11,155	100	245,972	4,469
SmallCap Value Account I	34,129	483	13,468	112	6,579	54	41,018	540
SmallCap Value Fund	170,237	3,259	-	-	3,770	36	166,467	3,203

	$ 203,903		$ 25,965			$ 15,409	$ 210,282

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ 2,577		$ (120)				$ -
Core Plus Bond Fund I		41			(1)			-
Disciplined LargeCap Blend Fund		-			(6)			-
High Yield Fund I		-			1			-
International Emerging Markets Fund		-			1			-
International Fund I		-			(2)			-
International Growth Fund		-			(3,920)			-
International Value Fund I		-			(3)			-
LargeCap Blend Fund I		-			(3)			-
LargeCap Growth Account		48			-			-
LargeCap Growth Account I		-			1			-
LargeCap Value Account		139			(2)			-
LargeCap Value Account III		90			(3)			-
LargeCap Value Fund I		-			(2)			-
MidCap Growth Fund III		-			-			-
MidCap Value Fund I		-			-			-
Preferred Securities Fund		324			(74)			-
Real Estate Securities Account		176			(14)			-
SmallCap Growth Fund I		-			-			-
SmallCap Growth Fund III		-			(2)			-
SmallCap S&P 600 Index Fund		-			(7)			-
SmallCap Value Account I		5			(1)			-
SmallCap Value Fund		-			(20)			-

	$ 3,400		$ (4,177)				$ -

See accompanying notes

246

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	54.11%

			Fixed Income Funds	24.86%
INVESTMENT COMPANIES (99.92%)			International Equity Funds	20.95%
Principal Funds, Inc. Institutional Class (66.12%)			Other Assets in Excess of Liabilities, Net	0.08%

Core Plus Bond Fund I (a)	231,125 $	2,459	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	475,909	4,445
High Yield Fund I (a)	238,367	2,207
International Emerging Markets Fund (a)	86,416	1,494
International Fund I (a)	214,800	1,922
International Growth Fund (a)	326,629	2,231
International Value Fund I (a)	240,517	2,196
LargeCap Blend Fund I (a)	371,764	2,238
LargeCap Value Fund I (a)	168,304	1,357
MidCap Growth Fund III (a)(b)	117,543	765
MidCap Value Fund I (a)	88,773	738
Preferred Securities Fund (a)	160,404	1,242
SmallCap Growth Fund I (a)(b)	114,067	739
SmallCap S&P 600 Index Fund (a)	38,515	395
SmallCap Value Fund (a)	30,096	325

		24,753

Principal Variable Contracts Funds, Inc.
Class 1 (33.80%)
Bond & Mortgage Securities Account (a)	364,299	3,399
LargeCap Growth Account (a)	204,134	2,133
LargeCap Growth Account I (a)(b)	176,513	2,510
LargeCap Value Account (a)	77,797	1,402
LargeCap Value Account III (a)	188,235	1,359
Real Estate Securities Account (a)	203,802	1,533
SmallCap Value Account I (a)	36,569	319

		12,655

TOTAL INVESTMENT COMPANIES	$ 37,408

Total Investments	$ 37,408
Other Assets in Excess of Liabilities, Net - 0.08%		29

TOTAL NET ASSETS - 100.00%	$ 37,437

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 1,209
Unrealized Depreciation	(13,704)

Net Unrealized Appreciation (Depreciation)	(12,495)
Cost for federal income tax purposes	49,903
All dollar amounts are shown in thousands (000's)

See accompanying notes

247

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	350,097 $	4,149	28,623	$ 263	14,421	$ 134	364,299 $	4,261
Core Plus Bond Fund I	57,249	588	186,722	1,956	12,846	136	231,125	2,408
Disciplined LargeCap Blend Fund	343,982	5,339	164,729	1,430	32,802	279	475,909	6,489
High Yield Fund I	187,077	1,820	65,653	532	14,363	115	238,367	2,237
International Emerging Markets Fund	56,429	1,519	36,094	508	6,107	86	86,416	1,941
International Fund I	107,375	1,578	125,804	992	18,379	143	214,800	2,427
International Growth Fund	306,289	4,267	43,802	289	23,462	144	326,629	4,356
International Value Fund I	143,708	1,270	114,818	921	18,009	143	240,517	2,048
LargeCap Blend Fund I	261,572	2,483	137,546	766	27,354	150	371,764	3,099
LargeCap Growth Account	142,745	2,044	76,187	758	14,798	145	204,134	2,657
LargeCap Growth Account I	129,306	2,248	58,980	736	11,773	144	176,513	2,840
LargeCap Value Account	52,223	1,643	31,286	547	5,712	98	77,797	2,092
LargeCap Value Account III	121,343	1,428	81,320	553	14,428	96	188,235	1,885
LargeCap Value Fund I	115,107	1,537	66,485	487	13,288	95	168,304	1,929
MidCap Growth Fund III	78,366	733	47,632	275	8,455	48	117,543	960
MidCap Value Fund I	58,836	750	36,410	275	6,473	48	88,773	977
Preferred Securities Fund	170,504	1,731	7,985	51	18,085	113	160,404	1,645
Real Estate Securities Account	128,835	2,178	91,489	647	16,522	113	203,802	2,712
SmallCap Growth Fund I	42,283	420	78,062	762	6,278	34	114,067	1,148
SmallCap Growth Fund III	47,963	574	832	5	48,795	579	-	-
SmallCap S&P 600 Index Fund	31,940	555	8,903	84	2,328	22	38,515	617
SmallCap Value Account I	26,873	426	12,011	100	2,315	19	36,569	507
SmallCap Value Fund	24,965	470	7,016	72	1,885	18	30,096	524

	$ 39,750			$ 13,009		$ 2,902	$ 49,759

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ 263			$ (17)			$ -
Core Plus Bond Fund I			26		-			-
Disciplined LargeCap Blend Fund			-		(1)			-
High Yield Fund I			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(56)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		-			-
LargeCap Growth Account			16		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			48		-			-
LargeCap Value Account III			32		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Preferred Securities Fund			47		(24)			-
Real Estate Securities Account			43		-			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			-		-			-
SmallCap Value Account I			5		-			-
SmallCap Value Fund			-		-			-

	$ 480			$ (98)			$ -

See accompanying notes

248

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	58.68%

			International Equity Funds	22.41%
INVESTMENT COMPANIES (100.00%)			Fixed Income Funds	18.91%
Principal Funds, Inc. Institutional Class (66.40%)			Other Assets in Excess of Liabilities, Net	0.00%

Core Plus Bond Fund I (a)	14,990 $	160	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	164,221	1,534
High Yield Fund I (a)	90,952	842
International Emerging Markets Fund (a)	29,477	510
International Fund I (a)	83,452	747
International Growth Fund (a)	111,535	762
International Value Fund I (a)	82,366	752
LargeCap Blend Fund I (a)	130,709	787
LargeCap Value Fund I (a)	61,683	497
MidCap Growth Fund III (a)(b)	41,420	270
MidCap Value Fund I (a)	31,586	262
Preferred Securities Fund (a)	66,158	512
SmallCap Growth Fund I (a)(b)	46,505	301
SmallCap S&P 600 Index Fund (a)	12,762	131
SmallCap Value Fund (a)	13,341	144

		8,211

Principal Variable Contracts Funds, Inc.
Class 1 (33.60%)
Bond & Mortgage Securities Account (a)	88,357	824
LargeCap Growth Account (a)	73,843	772
LargeCap Growth Account I (a)(b)	72,215	1,027
LargeCap Value Account (a)	28,486	513
LargeCap Value Account III (a)	67,129	485
Real Estate Securities Account (a)	52,563	395
SmallCap Value Account I (a)	15,794	138

		4,154

TOTAL INVESTMENT COMPANIES	$ 12,365

Total Investments	$ 12,365
Other Assets in Excess of Liabilities, Net - 0.00%		-

TOTAL NET ASSETS - 100.00%	$ 12,365

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 134
Unrealized Depreciation	(6,802)

Net Unrealized Appreciation (Depreciation)	(6,668)
Cost for federal income tax purposes	19,033
All dollar amounts are shown in thousands (000's)

See accompanying notes

249

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	84,321 $	1,009	6,903	$ 64	2,867	$ 27	88,357 $	1,041
Core Plus Bond Fund I	5,832	60	11,741	123	2,583	27	14,990	156
Disciplined LargeCap Blend Fund	160,581	2,600	18,744	161	15,104	128	164,221	2,628
High Yield Fund I	90,600	904	6,566	53	6,214	50	90,952	908
International Emerging Markets Fund	27,632	811	4,838	68	2,993	41	29,477	838
International Fund I	45,949	747	46,462	403	8,959	68	83,452	1,079
International Growth Fund	172,130	2,399	5,583	38	66,178	448	111,535	1,570
International Value Fund I	64,187	574	26,891	231	8,712	67	82,366	736
LargeCap Blend Fund I	127,696	1,266	15,628	86	12,615	68	130,709	1,281
LargeCap Growth Account	70,653	1,065	10,584	105	7,394	71	73,843	1,097
LargeCap Growth Account I	70,184	1,284	7,950	98	5,919	71	72,215	1,312
LargeCap Value Account	26,824	896	4,491	79	2,829	47	28,486	925
LargeCap Value Account III	63,476	798	10,946	75	7,293	47	67,129	823
LargeCap Value Fund I	59,732	836	8,716	63	6,765	48	61,683	848
MidCap Growth Fund III	39,524	386	5,944	34	4,048	22	41,420	398
MidCap Value Fund I	30,151	396	4,529	34	3,094	22	31,586	407
Preferred Securities Fund	69,268	703	3,246	21	6,356	40	66,158	676
Real Estate Securities Account	49,590	924	8,785	62	5,812	39	52,563	943
SmallCap Growth Fund I	24,751	260	23,822	303	2,068	12	46,505	551
SmallCap Growth Fund III	23,860	298	370	2	24,230	297	-	-
SmallCap S&P 600 Index Fund	13,021	236	638	6	897	8	12,762	233
SmallCap Value Account I	15,983	268	936	8	1,125	9	15,794	266
SmallCap Value Fund	13,700	259	582	6	941	10	13,341	254

	$ 18,979			$ 2,123		$ 1,667	$ 18,970

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ 64			$ (5)			$ -
Core Plus Bond Fund I			2		-			-
Disciplined LargeCap Blend Fund			-		(5)			-
High Yield Fund I			-		1			-
International Emerging Markets Fund			-		-			-
International Fund I			-		(3)			-
International Growth Fund			-		(419)			-
International Value Fund I			-		(2)			-
LargeCap Blend Fund I			-		(3)			-
LargeCap Growth Account			6		(2)			-
LargeCap Growth Account I			-		1			-
LargeCap Value Account			18		(3)			-
LargeCap Value Account III			12		(3)			-
LargeCap Value Fund I			-		(3)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		(1)			-
Preferred Securities Fund			19		(8)			-
Real Estate Securities Account			11		(4)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		(3)			-
SmallCap S&P 600 Index Fund			-		(1)			-
SmallCap Value Account I			2		(1)			-
SmallCap Value Fund			-		(1)			-

	$ 134			$ (465)			$ -

See accompanying notes

250

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.06%

			International Equity Funds	23.90%
INVESTMENT COMPANIES (99.99%)			Fixed Income Funds	14.03%
Principal Funds, Inc. Institutional Class (68.25%)			Other Assets in Excess of Liabilities, Net	0.01%

Core Plus Bond Fund I (a)	7,140 $	76	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	106,358	993
High Yield Fund I (a)	61,557	570
International Emerging Markets Fund (a)	20,407	353
International Fund I (a)	57,072	511
International Growth Fund (a)	76,932	525
International Value Fund I (a)	55,876	510
LargeCap Blend Fund I (a)	84,815	511
LargeCap Value Fund I (a)	43,545	351
MidCap Growth Fund III (a)(b)	29,137	190
MidCap Value Fund I (a)	21,905	182
Preferred Securities Fund (a)	33,133	256
SmallCap Growth Fund I (a)(b)	32,771	212
SmallCap S&P 600 Index Fund (a)	7,710	79
SmallCap Value Fund (a)	9,491	103

		5,422

Principal Variable Contracts Funds, Inc.
Class 1 (31.74%)
Bond & Mortgage Securities Account (a)	22,706	212
LargeCap Growth Account (a)	52,117	545
LargeCap Growth Account I (a)(b)	48,852	695
LargeCap Value Account (a)	20,060	361
LargeCap Value Account III (a)	47,801	345
Real Estate Securities Account (a)	35,881	270
SmallCap Value Account I (a)	10,822	94

		2,522

TOTAL INVESTMENT COMPANIES	$ 7,944

Total Investments	$ 7,944
Other Assets in Excess of Liabilities, Net - 0.01%		1

TOTAL NET ASSETS - 100.00%	$ 7,945

(a)	Affiliated Security

(b)	Non-Income Producing Security

(c)	Purchases and Sales include transactions related to the acquisition of the SmallCap Growth Fund III by the SmallCap Growth Fund I.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 108
Unrealized Depreciation	(4,426)

Net Unrealized Appreciation (Depreciation)	(4,318)
Cost for federal income tax purposes	12,262
All dollar amounts are shown in thousands (000's)

See accompanying notes

251

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases (c)		Sales (c)		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	21,739 $	262	1,782	$ 16	815	$ 8	22,706 $	269
Core Plus Bond Fund I	2,625	27	5,243	55	728	8	7,140	74
Disciplined LargeCap Blend Fund	102,899	1,647	14,464	124	11,005	94	106,358	1,676
High Yield Fund I	61,964	617	4,329	35	4,736	36	61,557	616
International Emerging Markets Fund	18,566	534	4,171	57	2,330	32	20,407	559
International Fund I	33,036	536	30,964	263	6,928	55	57,072	744
International Growth Fund	112,166	1,551	3,964	27	39,198	265	76,932	1,081
International Value Fund I	43,980	395	18,649	156	6,753	55	55,876	496
LargeCap Blend Fund I	81,893	805	12,231	67	9,309	51	84,815	820
LargeCap Growth Account	49,865	742	8,242	81	5,990	59	52,117	764
LargeCap Growth Account I	47,386	859	6,294	77	4,828	59	48,852	877
LargeCap Value Account	18,647	616	3,693	64	2,280	39	20,060	640
LargeCap Value Account III	44,105	543	9,541	64	5,845	40	47,801	567
LargeCap Value Fund I	41,829	582	7,129	51	5,413	40	43,545	593
MidCap Growth Fund III	27,289	262	5,016	28	3,168	18	29,137	272
MidCap Value Fund I	20,502	267	3,814	28	2,411	19	21,905	276
Preferred Securities Fund	35,116	357	1,629	10	3,612	23	33,133	339
Real Estate Securities Account	33,453	654	6,711	47	4,283	30	35,881	670
SmallCap Growth Fund I	17,667	187	16,748	205	1,644	10	32,771	381
SmallCap Growth Fund III	16,129	198	429	2	16,558	198	-	-
SmallCap S&P 600 Index Fund	7,717	138	602	6	609	6	7,710	138
SmallCap Value Account I	10,670	185	1,071	9	919	8	10,822	185
SmallCap Value Fund	9,539	179	748	8	796	9	9,491	177

	$ 12,143			$ 1,480		$ 1,162	$ 12,214

				Realized Gain/Loss			Realized Gain/Loss from
		Dividends		on Investments			Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ 16			$ (1)			$ -
Core Plus Bond Fund I			1		-			-
Disciplined LargeCap Blend Fund			-		(1)			-
High Yield Fund I			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(232)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		(1)			-
LargeCap Growth Account			4		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			13		(1)			-
LargeCap Value Account III			8		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Preferred Securities Fund			11		(5)			-
Real Estate Securities Account			8		(1)			-
SmallCap Growth Fund I			-		(1)			-
SmallCap Growth Fund III			-		(2)			-
SmallCap S&P 600 Index Fund			-		-			-
SmallCap Value Account I			1		(1)			-
SmallCap Value Fund			-		(1)			-

	$ 62			$ (247)			$ -

See accompanying notes

252

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	79.09%

			Domestic Equity Funds	17.23%
INVESTMENT COMPANIES (101.32%)			International Equity Funds	5.00%
Principal Funds, Inc. Institutional Class (56.44%)			Liabilities in Excess of Other Assets, Net	(1.32%)

Core Plus Bond Fund I (a)	147,898 $	1,574	TOTAL NET ASSETS	100.00%

Disciplined LargeCap Blend Fund (a)	64,762	605
Global Diversified Income Fund (a)	100,719	1,119
High Yield Fund I (a)	36,988	343
Inflation Protection Fund (a)	361,714	2,597
International Emerging Markets Fund (a)	8,990	156
International Fund I (a)	31,105	278
International Growth Fund (a)	41,478	283
International Value Fund I (a)	30,564	279
LargeCap Blend Fund I (a)	54,846	330
LargeCap Value Fund I (a)	19,813	160
MidCap Growth Fund III (a)(b)	22,640	147
MidCap Value Fund I (a)	18,989	158
Preferred Securities Fund (a)	108,557	840
SmallCap S&P 600 Index Fund (a)	26,123	268
Ultra Short Bond Fund (a)	299,844	2,120

		11,257

Principal Variable Contracts Funds, Inc.
Class 1 (44.88%)
Bond & Mortgage Securities Account (a)	725,169	6,766
LargeCap Growth Account (a)	26,918	281
LargeCap Growth Account I (a)(b)	20,659	294
LargeCap Value Account (a)	12,919	233
LargeCap Value Account III (a)	31,098	224
Money Market Account (a)	415,660	416
Real Estate Securities Account (a)	97,895	736

		8,950

TOTAL INVESTMENT COMPANIES	$ 20,207

Total Investments	$ 20,207
Liabilities in Excess of Other Assets, Net - (1.32)%		(264)

TOTAL NET ASSETS - 100.00%	$ 19,943

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 386
Unrealized Depreciation	(6,475)

Net Unrealized Appreciation (Depreciation)	(6,089)
Cost for federal income tax purposes	26,296
All dollar amounts are shown in thousands (000's)

See accompanying notes

253

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Account	783,167 $	9,379	56,992	$ 524	114,990	$ 1,049	725,169 $	8,575
Core Plus Bond Fund I	9,679	99	176,472	1,845	38,253	401	147,898	1,543
Disciplined LargeCap Blend Fund	54,513	908	19,551	168	9,302	80	64,762	996
Global Diversified Income Fund	-	-	108,778	942	8,059	81	100,719	864
High Yield Fund I	26,857	260	18,111	146	7,980	65	36,988	342
Inflation Protection Fund	324,765	3,021	75,140	487	38,191	269	361,714	3,239
International Emerging Markets Fund	7,426	198	3,069	44	1,505	21	8,990	221
International Fund I	17,381	295	18,222	152	4,498	35	31,105	412
International Growth Fund	60,440	847	4,378	29	23,340	157	41,478	583
International Value Fund I	17,991	162	17,101	146	4,528	36	30,564	272
LargeCap Blend Fund I	47,402	483	15,298	85	7,854	44	54,846	524
LargeCap Growth Account	23,588	359	6,603	66	3,273	33	26,918	392
LargeCap Growth Account I	18,168	336	5,096	63	2,605	31	20,659	368
LargeCap Value Account	11,284	384	2,892	51	1,257	22	12,919	413
LargeCap Value Account III	27,317	347	7,005	48	3,224	22	31,098	373
LargeCap Value Fund I	16,988	203	5,812	42	2,987	21	19,813	224
MidCap Growth Fund III	20,506	201	4,376	25	2,242	13	22,640	213
MidCap Value Fund I	17,360	204	3,357	25	1,728	13	18,989	216
Money Market Account	125,116	125	528,728	529	238,184	238	415,660	416
Preferred Securities Fund	156,821	1,620	6,526	41	54,790	291	108,557	1,138
Real Estate Securities Account	77,541	1,417	36,207	252	15,853	108	97,895	1,561
SmallCap S&P 600 Index Fund	23,657	427	5,085	46	2,619	23	26,123	450
Ultra Short Bond Fund	298,993	2,931	5,274	37	4,423	31	299,844	2,937

	$ 24,206			$ 5,793		$ 3,084	$ 26,272

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Account	$ 524			$ (279)			$ -
Core Plus Bond Fund I			16		-			-
Disciplined LargeCap Blend Fund			-		-			-
Global Diversified Income Fund			24		3			-
High Yield Fund I			-		1			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			-		-			-
International Fund I			-		-			-
International Growth Fund			-		(136)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			-		-			-
LargeCap Growth Account			2		-			-
LargeCap Growth Account I			-		-			-
LargeCap Value Account			8		-			-
LargeCap Value Account III			6		-			-
LargeCap Value Fund I			-		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			-		-			-
Money Market Account			-		-			-
Preferred Securities Fund			36		(232)			-
Real Estate Securities Account			21		-			-
SmallCap S&P 600 Index Fund			-		-			-
Ultra Short Bond Fund			30		-			-

	$ 667			$ (643)			$ -

See accompanying notes

254

Schedule of Investments
Real Estate Securities Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.55%)			COMMON STOCKS (continued)
REITS - Apartments (12.75%)			REITS - Regional Malls (continued)
American Campus Communities Inc	56,135 $	1,245	Macerich Co/The	78,135 $	1,376
Apartment Investment & Management Co	300,443	2,659	Simon Property Group Inc	243,995	12,549
AvalonBay Communities Inc	36,766	2,057	Taubman Centers Inc	85,553	2,298

Equity Residential	119,165	2,649			17,026

Essex Property Trust Inc	29,735	1,850	REITS - Shopping Centers (12.04%)
Home Properties Inc	93,820	3,199	Acadia Realty Trust	109,678	1,431
Mid-America Apartment Communities Inc	13,853	509	Developers Diversified Realty Corp	157,100	767

		14,168	Federal Realty Investment Trust	64,138	3,304

REITS - Diversified (10.22%)			Kimco Realty Corp	317,259	3,188
Colonial Properties Trust	69,700	516	Saul Centers Inc	28,975	857
Digital Realty Trust Inc	76,220	2,732	Tanger Factory Outlet Centers	104,025	3,374
Duke Realty Corp	114,100	1,001	Weingarten Realty Investors	31,569	458

DuPont Fabros Technology Inc	14,200	134			13,379

Entertainment Properties Trust	41,600	857	REITS - Storage (7.84%)
Liberty Property Trust	34,500	795	Public Storage	128,430	8,409
PS Business Parks Inc	19,817	960	U-Store-It Trust	62,000	304

Vornado Realty Trust	97,051	4,370			8,713

		11,365

			REITS - Warehouse & Industrial (5.17%)
REITS - Healthcare (14.38%)			AMB Property Corp	153,260	2,883
HCP Inc	218,475	4,629	ProLogis	355,233	2,863

Health Care REIT Inc	102,122	3,482			5,746
Nationwide Health Properties Inc	96,340	2,480

Omega Healthcare Investors Inc	44,300	688	TOTAL COMMON STOCKS	$ 109,545

Ventas Inc	157,689	4,709		Principal

		15,988		Amount	Value

				(000's)	(000's)

REITS - Hotels (6.99%)
Ashford Hospitality Trust Inc	29,400	83	CONVERTIBLE BONDS (0.81%)
DiamondRock Hospitality Co	156,555	980	REITS - Office Property (0.50%)
			Boston Properties LP
FelCor Lodging Trust Inc	38,100	94	2.88%, 2/15/2037	$ 45	39
Hospitality Properties Trust	66,176	787	Kilroy Realty LP
Host Hotels & Resorts Inc	485,775	4,076	3.25%, 4/15/2012 (a)	625	513

LaSalle Hotel Properties	97,451	1,202			552

Sunstone Hotel Investors Inc	103,474	553

		7,775	REITS - Shopping Centers (0.31%)

			Acadia Realty Trust
REITS - Manufactured Homes (1.97%)			3.75%, 12/15/2026	410	350

Equity Lifestyle Properties Inc	58,948	2,192	TOTAL CONVERTIBLE BONDS	$ 902

REITS - Office Property (11.87%)			SHORT TERM INVESTMENTS (0.12%)
Boston Properties Inc	114,315	5,453	Commercial Paper (0.12%)
Brandywine Realty Trust	261,824	1,950	Investment in Joint Trading Account; Federal
			Home Loan Bank Discount Notes
Corporate Office Properties Trust SBI MD	8,800	258	0.01%, 7/ 1/2009 (b)	$ 127 $	127

Douglas Emmett Inc	130,089	1,169	TOTAL SHORT TERM INVESTMENTS	$ 127

Mack-Cali Realty Corp	73,060	1,666
SL Green Realty Corp	117,550	2,697

		13,193

REITS - Regional Malls (15.32%)
CBL & Associates Properties Inc	148,999	803

See accompanying notes

255

Schedule of Investments
Real Estate Securities Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Regional Malls	15.32%

			REITS - Healthcare	14.38%
REPURCHASE AGREEMENTS (0.27%)			REITS - Apartments	12.75%
Diversified Banking Institutions (0.27%)			REITS - Office Property	12.37%
Investment in Joint Trading Account; Bank			REITS - Shopping Centers	12.35%
of America Repurchase Agreement; 0.05%			REITS - Diversified	10.22%
dated 06/30/09 maturing 07/01/09			REITS - Storage	7.84%
(collateralized by Sovereign Agency			REITS - Hotels	7.00%
Issues; $138,000; 0.00% - 6.25%; dated			REITS - Warehouse & Industrial	5.17%
07/10/09 - 02/16/17)	$ 136 $	136	REITS - Manufactured Homes	1.97%
			Diversified Banking Institutions	0.27%
Investment in Joint Trading Account; Credit			Finance - Mortgage Loan/Banker	0.11%
Suisse Repurchase Agreement; 0.02%			Other Assets in Excess of Liabilities, Net	0.25%

dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;			TOTAL NET ASSETS	100.00%

$55,000; 0.88%; dated 03/31/11)	55	55
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $55,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	54	54
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $55,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	54	54

		299

TOTAL REPURCHASE AGREEMENTS	$ 299

Total Investments	$ 110,873
Other Assets in Excess of Liabilities, Net - 0.25%		278

TOTAL NET ASSETS - 100.00%	$ 111,151

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $513 or 0.46% of net assets.

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 5,582
Unrealized Depreciation	(42,904)

Net Unrealized Appreciation (Depreciation)	(37,322)
Cost for federal income tax purposes	148,195
All dollar amounts are shown in thousands (000's)

See accompanying notes

256

Schedule of Investments SAM Balanced Portfolio June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.97%)
Principal Funds, Inc. Institutional Class (23.26%)
Disciplined LargeCap Blend Fund (a)	3,196,056 $	29,851
High Yield Fund (a)	4,377,255	30,466
LargeCap Growth Fund II (a)	8,880,660	54,616
Preferred Securities Fund (a)	3,392,618	26,259

		141,192

Principal Variable Contracts Funds, Inc.
Class 1 (76.71%)
Diversified International Account (a)	4,079,893	37,984
Equity Income Account (a)	6,882,613	76,122
Income Account (a)	7,798,042	74,549
International Emerging Markets Account (a)	1,441,613	16,334
LargeCap Growth Account (a)	5,083,768	53,125
LargeCap Value Account III (a)	3,838,376	27,713
MidCap Stock Account (a)	2,518,085	20,447
Money Market Account (a)	2,630,022	2,630
Mortgage Securities Account (a)	8,253,587	82,701
Principal Capital Appreciation Account (a)	1,720,373	27,010
Real Estate Securities Account (a)	1,685,550	12,675
Short-Term Income Account (a)	5,370,668	12,943
SmallCap Growth Account II (a)(b)	1,530,092	11,047
SmallCap Value Account I (a)	1,191,715	10,404

		465,684

TOTAL INVESTMENT COMPANIES	$ 606,876

Total Investments	$ 606,876
Other Assets in Excess of Liabilities, Net - 0.03%		212

TOTAL NET ASSETS - 100.00%	$ 607,088

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 17,192
Unrealized Depreciation	(109,005)

Net Unrealized Appreciation (Depreciation)	(91,813)
Cost for federal income tax purposes	698,689
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	53.21%
Fixed Income Funds	37.81%
International Equity Funds	8.95%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

257

Schedule of Investments
SAM Balanced Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	3,262,198 $	49,200	170,513	$ 1,541	236,655	$ 1,844	3,196,056 $	46,711
Diversified International Account	3,448,542	48,189	714,674	6,115	83,323	675	4,079,893	52,688
Equity Income Account	5,320,562	66,994	1,614,251	17,054	52,200	567	6,882,613	83,198
High Yield Fund	3,511,667	26,178	903,785	5,676	38,197	243	4,377,255	31,547
Income Account	5,577,507	52,917	2,397,618	22,855	177,083	1,674	7,798,042	74,043
International Emerging Markets	1,114,374	18,190	342,547	3,118	15,308	141	1,441,613	20,911
Account
LargeCap Growth Account	4,318,143	45,414	882,578	8,877	116,953	1,081	5,083,768	52,890
LargeCap Growth Fund II	7,955,588	62,616	1,092,974	5,927	167,902	918	8,880,660	67,031
LargeCap Value Account III	3,664,566	31,407	409,641	2,927	235,831	1,427	3,838,376	31,959
MidCap Stock Account	2,109,375	20,989	460,088	3,617	51,378	393	2,518,085	24,014
Money Market Account	2,947,110	2,947	57,407	57	374,495	374	2,630,022	2,630
Mortgage Securities Account	7,227,529	71,126	1,400,572	14,275	374,514	3,891	8,253,587	81,561
Preferred Securities Fund	2,776,416	24,362	626,344	3,766	10,142	78	3,392,618	28,031
Principal Capital Appreciation	1,386,357	20,907	347,615	4,998	13,599	198	1,720,373	25,611
Account
Real Estate Securities Account	1,587,036	22,356	195,258	1,557	96,744	616	1,685,550	22,093
Short-Term Income Account	5,359,722	13,137	426,056	1,024	415,110	1,012	5,370,668	13,127
SmallCap Growth Account II	1,359,197	8,877	216,211	1,489	45,316	267	1,530,092	9,884
SmallCap Value Account I	983,726	13,420	220,824	1,884	12,835	105	1,191,715	15,075

	$ 599,226			$ 106,757		$ 15,504	$ 683,004

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (2,186)			$ -
Diversified International Account		1,241			(941)			-
Equity Income Account		2,782			(283)			-
High Yield Fund		1,367			(64)			-
Income Account		4,270			(55)			66
International Emerging Markets Account			183		(256)			-
LargeCap Growth Account			408		(320)			-
LargeCap Growth Fund II			-		(594)			-
LargeCap Value Account III			661		(948)			-
MidCap Stock Account			288		(199)			-
Money Market Account			6		-			-
Mortgage Securities Account		4,249			51			-
Preferred Securities Fund			913		(19)			-
Principal Capital Appreciation Account			283		(96)			-
Real Estate Securities Account			371		(1,204)			-
Short-Term Income Account			717		(22)			-
SmallCap Growth Account II			-		(215)			-
SmallCap Value Account I			148		(124)			-

	$ 17,887			$ (7,475)			$ 66

See accompanying notes

258

Schedule of Investments SAM Conservative Balanced Portfolio

June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.98%)
Principal Funds, Inc. Institutional Class (20.38%)
Disciplined LargeCap Blend Fund (a)	470,785 $	4,397
High Yield Fund (a)	1,160,682	8,078
LargeCap Growth Fund II (a)	1,201,264	7,388
Preferred Securities Fund (a)	736,762	5,703

		25,566

Principal Variable Contracts Funds, Inc.
Class 1 (79.60%)
Diversified International Account (a)	567,681	5,285
Equity Income Account (a)	887,291	9,813
Income Account (a)	2,410,590	23,045
International Emerging Markets Account (a)	217,157	2,460
LargeCap Growth Account (a)	673,359	7,037
LargeCap Value Account III (a)	463,722	3,348
MidCap Stock Account (a)	384,442	3,122
Money Market Account (a)	922,898	923
Mortgage Securities Account (a)	2,966,357	29,723
Principal Capital Appreciation Account (a)	241,302	3,788
Real Estate Securities Account (a)	254,783	1,916
Short-Term Income Account (a)	2,542,427	6,127
SmallCap Growth Account II (a)(b)	219,888	1,588
SmallCap Value Account I (a)	189,341	1,653

		99,828

TOTAL INVESTMENT COMPANIES	$ 125,394

Total Investments	$ 125,394
Other Assets in Excess of Liabilities, Net - 0.02%		23

TOTAL NET ASSETS - 100.00%	$ 125,417

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 3,389
Unrealized Depreciation	(15,003)

Net Unrealized Appreciation (Depreciation)	(11,614)
Cost for federal income tax purposes	137,008
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.68%
Domestic Equity Funds	35.12%
International Equity Funds	6.18%
Other Assets in Excess of Liabilities, Net	0.02%

TOTAL NET ASSETS	100.00%

See accompanying notes

259

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008			Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	386,315 $	5,065		137,284	$ 1,224	52,814	$ 424	470,785 $	5,392
Diversified International Account	435,293	5,796		154,378	1,277	21,990	183	567,681	6,663
Equity Income Account	621,971	8,408		274,340	2,872	9,020	100	887,291	11,127
High Yield Fund	1,003,477	7,294		271,883	1,720	114,678	707	1,160,682	8,086
Income Account	1,637,345	16,167		910,916	8,687	137,671	1,301	2,410,590	23,413
International Emerging Markets	152,394	2,164		77,702	701	12,939	115	217,157	2,586
Account
LargeCap Growth Account	531,203	5,834		195,159	1,942	53,003	499	673,359	7,079
LargeCap Growth Fund II	985,146	7,410		299,109	1,592	82,991	447	1,201,264	8,252
LargeCap Value Account III	420,396	3,830		124,103	871	80,777	505	463,722	3,888
MidCap Stock Account	288,704	2,943		118,907	890	23,169	176	384,442	3,524
Money Market Account	666,831	667		275,575	276	19,508	20	922,898	923
Mortgage Securities Account	1,978,172	20,096	1,135,809		11,732	147,624	1,528	2,966,357	30,278
Preferred Securities Fund	636,254	5,265		159,216	934	58,708	366	736,762	5,642
Principal Capital Appreciation	176,993	2,874		77,848	1,070	13,539	186	241,302	3,651
Account
Real Estate Securities Account	188,829	2,401		80,674	604	14,720	94	254,783	2,727
Short-Term Income Account	2,357,758	5,801		642,498	1,568	457,829	1,119	2,542,427	6,223
SmallCap Growth Account II	193,558	1,348		49,027	328	22,697	137	219,888	1,448
SmallCap Value Account I	120,968	1,543		75,239	596	6,866	58	189,341	2,016

	$ 104,906				$ 38,884		$ 7,965	$ 132,918

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -				$ (473)			$ -
Diversified International Account			173			(227)			-
Equity Income Account			357			(53)			-
High Yield Fund			363			(221)			-
Income Account		1,336				(140)			21
International Emerging Markets Account			28			(164)			-
LargeCap Growth Account			54			(198)			-
LargeCap Growth Fund II			-			(303)			-
LargeCap Value Account III			79			(308)			-
MidCap Stock Account			46			(133)			-
Money Market Account			2			-			-
Mortgage Securities Account		1,515				(22)			-
Preferred Securities Fund			205			(191)			-
Principal Capital Appreciation Account			41			(107)			-
Real Estate Securities Account			54			(184)			-
Short-Term Income Account			311			(27)			-
SmallCap Growth Account II			-			(91)			-
SmallCap Value Account I			25			(65)			-

	$ 4,589				$ (2,907)			$ 21

See accompanying notes

260

Schedule of Investments SAM Conservative Growth Portfolio

June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.07%)
Principal Funds, Inc. Institutional Class (23.22%)
Disciplined LargeCap Blend Fund (a)	1,178,410 $	11,006
High Yield Fund (a)	832,447	5,794
LargeCap Growth Fund II (a)	3,393,239	20,868
Preferred Securities Fund (a)	469,616	3,635

		41,303

Principal Variable Contracts Funds, Inc.
Class 1 (76.85%)
Diversified International Account (a)	1,713,888	15,956
Equity Income Account (a)	2,650,102	29,310
Income Account (a)	906,930	8,670
International Emerging Markets Account (a)	506,721	5,741
LargeCap Growth Account (a)	1,916,805	20,031
LargeCap Value Account III (a)	1,508,843	10,894
MidCap Stock Account (a)	1,171,776	9,515
Money Market Account (a)	1,185,374	1,185
Mortgage Securities Account (a)	1,048,650	10,508
Principal Capital Appreciation Account (a)	710,638	11,157
Real Estate Securities Account (a)	638,091	4,798
Short-Term Income Account (a)	489,828	1,181
SmallCap Growth Account II (a)(b)	539,913	3,898
SmallCap Value Account I (a)	445,320	3,888

		136,732

TOTAL INVESTMENT COMPANIES	$ 178,035

Total Investments	$ 178,035
Liabilities in Excess of Other Assets, Net - (0.07)%		(127)

TOTAL NET ASSETS - 100.00%	$ 177,908

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,811
Unrealized Depreciation	(51,338)

Net Unrealized Appreciation (Depreciation)	(46,527)
Cost for federal income tax purposes	224,562
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.47%
Fixed Income Funds	17.41%
International Equity Funds	12.19%
Liabilities in Excess of Other Assets, Net	(0.07%)

TOTAL NET ASSETS	100.00%

See accompanying notes

261

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,410,866 $	22,860	12,519	$ 115	244,975	$ 1,989	1,178,410 $	18,803
Diversified International Account	1,654,500	25,624	122,191	1,095	62,803	539	1,713,888	25,508
Equity Income Account	2,500,238	29,008	227,167	2,483	77,303	829	2,650,102	30,514
High Yield Fund	856,699	6,234	46,059	284	70,311	433	832,447	5,983
Income Account	746,913	6,927	192,868	1,837	32,851	311	906,930	8,457
International Emerging Markets	461,656	8,979	51,739	494	6,674	70	506,721	9,329
Account
LargeCap Growth Account	1,920,300	21,441	101,459	1,044	104,954	976	1,916,805	21,228
LargeCap Growth Fund II	3,359,540	27,183	202,987	1,138	169,288	886	3,393,239	26,792
LargeCap Value Account III	1,514,865	13,616	132,994	945	139,016	863	1,508,843	13,162
MidCap Stock Account	1,162,321	11,872	68,075	544	58,620	448	1,171,776	11,741
Money Market Account	1,225,659	1,226	2,499	2	42,784	43	1,185,374	1,185
Mortgage Securities Account	1,142,046	11,043	81,887	824	175,283	1,821	1,048,650	10,147
Preferred Securities Fund	514,412	4,576	24,907	159	69,703	417	469,616	4,073
Principal Capital Appreciation	702,473	9,477	39,071	577	30,906	444	710,638	9,580
Account
Real Estate Securities Account	661,608	10,893	51,167	398	74,684	460	638,091	9,899
Short-Term Income Account	470,924	1,171	35,271	85	16,367	41	489,828	1,215
SmallCap Growth Account II	579,203	3,299	24,079	160	63,369	372	539,913	2,943
SmallCap Value Account I	408,349	6,419	40,372	338	3,401	30	445,320	6,696

	$ 221,848			$ 12,522		$ 10,972	$ 217,255

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (2,183)			$ -
Diversified International Account		524			(672)			-
Equity Income Account		1,089			(148)			-
High Yield Fund		290			(102)			-
Income Account		506			4			8
International Emerging Markets Account		65			(74)			-
LargeCap Growth Account		157			(281)			-
LargeCap Growth Fund II		-			(643)			-
LargeCap Value Account III		264			(536)			-
MidCap Stock Account		139			(227)			-
Money Market Account		3			-			-
Mortgage Securities Account		565			101			-
Preferred Securities Fund		135			(245)			-
Principal Capital Appreciation Account		120			(30)			-
Real Estate Securities Account		140			(932)			-
Short-Term Income Account		65			-			-
SmallCap Growth Account II		-			(144)			-
SmallCap Value Account I		57			(31)			-

	$ 4,119			$ (6,143)			$ 8

See accompanying notes

262

Schedule of Investments SAM Flexible Income Portfolio June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.62%)
Principal Funds, Inc. Institutional Class (20.88%)
Disciplined LargeCap Blend Fund (a)	306,035 $	2,858
High Yield Fund (a)	1,614,578	11,237
LargeCap Growth Fund II (a)	894,984	5,504
Preferred Securities Fund (a)	1,300,225	10,064

		29,663

Principal Variable Contracts Funds, Inc.
Class 1 (78.74%)
Diversified International Account (a)	394,354	3,671
Equity Income Account (a)	553,953	6,127
Income Account (a)	3,495,920	33,421
International Emerging Markets Account (a)	152,877	1,732
LargeCap Growth Account (a)	486,306	5,082
LargeCap Value Account III (a)	580,198	4,189
MidCap Stock Account (a)	392,962	3,191
Money Market Account (a)	290,677	291
Mortgage Securities Account (a)	3,722,153	37,296
Principal Capital Appreciation Account (a)	102,218	1,605
Real Estate Securities Account (a)	176,587	1,328
Short-Term Income Account (a)	4,858,862	11,710
SmallCap Growth Account II (a)(b)	157,628	1,138
SmallCap Value Account I (a)	124,840	1,090

		111,871

TOTAL INVESTMENT COMPANIES	$ 141,534

Total Investments	$ 141,534
Other Assets in Excess of Liabilities, Net - 0.38%		534

TOTAL NET ASSETS - 100.00%	$ 142,068

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,873
Unrealized Depreciation	(10,339)

Net Unrealized Appreciation (Depreciation)	(5,466)
Cost for federal income tax purposes	147,000
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.22%
Domestic Equity Funds	22.60%
International Equity Funds	3.80%
Other Assets in Excess of Liabilities, Net	0.38%

TOTAL NET ASSETS	100.00%

See accompanying notes

263

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	345,594 $	4,695	88,635	$ 778	128,194	$ 1,051	306,035 $	3,513
Diversified International Account	396,970	6,165	63,550	528	66,166	569	394,354	5,270
Equity Income Account	503,361	5,736	149,178	1,566	98,586	1,059	553,953	6,035
High Yield Fund	1,508,947	10,490	282,554	1,767	176,923	1,106	1,614,578	10,930
Income Account	2,783,011	27,001	951,524	9,041	238,615	2,268	3,495,920	33,634
International Emerging Markets	108,708	1,834	63,623	598	19,454	170	152,877	1,912
Account
LargeCap Growth Account	481,013	4,524	111,114	1,102	105,821	1,020	486,306	4,472
LargeCap Growth Fund II	902,893	6,858	152,434	822	160,343	890	894,984	6,240
LargeCap Value Account III	700,575	5,986	123,992	855	244,369	1,588	580,198	4,454
MidCap Stock Account	370,516	3,546	92,953	714	70,507	553	392,962	3,459
Money Market Account	318,136	318	702	1	28,161	28	290,677	291
Mortgage Securities Account	3,192,288	31,983	813,205	8,363	283,340	2,946	3,722,153	37,393
Preferred Securities Fund	1,170,414	9,436	370,626	2,165	240,815	1,602	1,300,225	9,275
Principal Capital Appreciation	83,719	1,048	38,122	545	19,623	290	102,218	1,288
Account
Real Estate Securities Account	212,097	2,479	18,647	144	54,157	378	176,587	1,705
Short-Term Income Account	4,961,239	12,116	873,830	2,125	976,207	2,398	4,858,862	11,806
SmallCap Growth Account II	153,233	844	41,208	257	36,813	237	157,628	830
SmallCap Value Account I	113,077	1,412	34,888	276	23,125	195	124,840	1,276

	$ 136,471			$ 31,647		$ 18,348	$ 143,783

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (909)			$ -
Diversified International Account		122			(854)			-
Equity Income Account		229			(208)			-
High Yield Fund		543			(221)			-
Income Account		1,998			(140)			31
International Emerging Markets Account		19			(350)			-
LargeCap Growth Account		40			(134)			-
LargeCap Growth Fund II		-			(550)			-
LargeCap Value Account III		101			(799)			-
MidCap Stock Account		47			(248)			-
Money Market Account		1			-			-
Mortgage Securities Account		1,951			(7)			-
Preferred Securities Fund		365			(724)			-
Principal Capital Appreciation Account		17			(15)			-
Real Estate Securities Account		39			(540)			-
Short-Term Income Account		610			(37)			-
SmallCap Growth Account II		-			(34)			-
SmallCap Value Account I		16			(217)			-

	$ 6,098			$ (5,987)			$ 31

See accompanying notes

264

Schedule of Investments SAM Strategic Growth Portfolio

June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (26.37%)
Disciplined LargeCap Blend Fund (a)	973,015 $	9,088
High Yield Fund (a)	735,331	5,118
LargeCap Growth Fund II (a)	2,066,962	12,712

		26,918

Principal Variable Contracts Funds, Inc.
Class 1 (73.54%)
Diversified International Account (a)	1,137,129	10,587
Equity Income Account (a)	1,611,315	17,821
International Emerging Markets Account (a)	349,445	3,959
LargeCap Growth Account (a)	1,168,740	12,213
LargeCap Value Account III (a)	1,091,716	7,882
MidCap Stock Account (a)	756,060	6,139
Money Market Account (a)	392,617	393
Principal Capital Appreciation Account (a)	459,749	7,218
Real Estate Securities Account (a)	395,345	2,973
Short-Term Income Account (a)	156,249	376
SmallCap Growth Account II (a)(b)	389,870	2,815
SmallCap Value Account I (a)	310,045	2,707

		75,083

TOTAL INVESTMENT COMPANIES	$ 102,001

Total Investments	$ 102,001
Other Assets in Excess of Liabilities, Net - 0.09%		90

TOTAL NET ASSETS - 100.00%	$ 102,091

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 3,105
Unrealized Depreciation	(33,722)

Net Unrealized Appreciation (Depreciation)	(30,617)
Cost for federal income tax purposes	132,618
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	79.90%
International Equity Funds	14.25%
Fixed Income Funds	5.76%
Other Assets in Excess of Liabilities, Net	0.09%

TOTAL NET ASSETS	100.00%

See accompanying notes

265

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	923,300 $	14,574	96,397	$ 838	46,682	$ 395	973,015 $	14,618
Diversified International Account	1,022,064	16,093	146,929	1,254	31,864	287	1,137,129	16,716
Equity Income Account	1,432,188	18,101	216,115	2,313	36,988	396	1,611,315	19,812
High Yield Fund	658,659	4,961	119,497	753	42,825	273	735,331	5,369
International Emerging Markets	313,960	5,554	48,070	433	12,585	128	349,445	5,715
Account
LargeCap Growth Account	1,085,144	12,112	149,701	1,510	66,105	634	1,168,740	12,811
LargeCap Growth Fund II	2,037,475	16,608	174,737	1,016	145,250	766	2,066,962	16,316
LargeCap Value Account III	1,052,679	9,156	113,822	819	74,785	468	1,091,716	9,222
MidCap Stock Account	713,941	7,234	84,878	658	42,759	326	756,060	7,399
Money Market Account	391,750	392	867	1	-	-	392,617	393
Principal Capital Appreciation	431,124	5,738	53,098	758	24,473	348	459,749	6,097
Account
Real Estate Securities Account	375,859	5,978	55,778	419	36,292	250	395,345	5,704
Short-Term Income Account	175,924	438	9,122	22	28,797	71	156,249	388
SmallCap Growth Account II	374,489	2,326	43,443	279	28,062	177	389,870	2,323
SmallCap Value Account I	267,440	4,200	52,860	425	10,255	91	310,045	4,442

	$ 123,465			$ 11,498		$ 4,610	$ 127,325

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (399)			$ -
Diversified International Account		351			(344)			-
Equity Income Account		666			(206)			-
High Yield Fund		240			(72)			-
International Emerging Markets Account		45			(144)			-
LargeCap Growth Account		95			(177)			-
LargeCap Growth Fund II		-			(542)			-
LargeCap Value Account III		187			(285)			-
MidCap Stock Account		90			(167)			-
Money Market Account		1			-			-
Principal Capital Appreciation Account		78			(51)			-
Real Estate Securities Account		88			(443)			-
Short-Term Income Account		22			(1)			-
SmallCap Growth Account II		-			(105)			-
SmallCap Value Account I		40			(92)			-

	$ 1,903			$ (3,028)			$ -

See accompanying notes

266

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (56.14%)			BONDS (continued)
Aerospace & Defense (0.21%)			Automobile Sequential (continued)
BAE Systems Holdings Inc			Nissan Auto Receivables Owner Trust
4.75%, 8/15/2010 (a)	$ 250 $	251	4.28%, 7/15/2013	$ 150 $	153
			WFS Financial Owner Trust
Airlines (0.15%)			4.50%, 5/17/2013	160	160

Delta Air Lines Inc					1,147

6.62%, 3/18/2011 (b)	186	175
			Beverages - Non-Alcoholic (0.21%)
Asset Backed Securities (2.50%)			Coca-Cola Enterprises Inc
Carrington Mortgage Loan Trust			4.25%, 3/ 1/2015	50	51
0.59%, 12/25/2035 (c)	500	384	Panamerican Beverages Inc
Chase Funding Mortgage Loan Asset-Backed			7.25%, 7/ 1/2009	200	200

Certificates					251

0.77%, 12/25/2033 (c)	32	24
			Brewery (0.31%)
Citigroup Mortgage Loan Trust Inc			Anheuser-Busch InBev Worldwide Inc
0.55%, 8/25/2035 (c)	45	40	5.38%, 11/15/2014 (a)	150	151
CNH Equipment Trust			SABMiller PLC
1.52%, 4/15/2011 (c)	63	64	6.20%, 7/ 1/2011 (a)	200	211

4.12%, 5/15/2012	345	349			362

Countrywide Asset-Backed Certificates
6.02%, 9/25/2046 (c)	900	615	Building Products - Cement & Aggregate (0.17%)
Countrywide Home Equity Loan Trust			CRH America Inc
0.55%, 12/15/2035 (c)	55	21	6.95%, 3/15/2012	200	201
0.56%, 2/15/2036 (c)	130	95
First Horizon Asset Backed Trust			Building Products - Wood (0.09%)
0.44%, 10/25/2026 (c)	262	112	Masco Corp
First-Citizens Home Equity Loan LLC			5.88%, 7/15/2012	111	104
0.53%, 9/15/2022 (a)(c)	54	30
GMAC Mortgage Corp Loan Trust			Cable/Satellite TV (0.89%)
0.49%, 8/25/2035 (c)	154	42	Comcast Corp
			5.45%, 11/15/2010	145	151
Great America Leasing Receivables
5.39%, 9/15/2011 (a)	490	499	COX Communications Inc
			4.63%, 1/15/2010	250	251
John Deere Owner Trust
4.18%, 6/15/2012	300	304	7.13%, 10/ 1/2012	150	161
JP Morgan Mortgage Acquisition Corp			Time Warner Cable Inc
0.39%, 3/25/2037 (c)	148	117	7.50%, 4/ 1/2014	430	474

Lehman XS Trust					1,037

2.34%, 11/25/2035 (c)	195	109	Cellular Telecommunications (0.16%)
Marriott Vacation Club Owner Trust			Rogers Cable Inc
5.81%, 10/20/2029 (a)	97	77	7.88%, 5/ 1/2012	175	189
Nomura Asset Acceptance Corp
0.53%, 1/25/2036 (a)(c)	179	39	Chemicals - Diversified (0.09%)
Popular ABS Mortgage Pass-Through Trust			Huntsman LLC
0.57%, 11/25/2035 (c)	1	1	11.50%, 7/15/2012	100	101

		2,922

			Commercial Banks (0.40%)
Automobile Sequential (0.98%)
			American Express Bank FSB
Capital Auto Receivables Asset Trust			5.50%, 4/16/2013	350	343
0.69%, 6/15/2010 (c)	7	7
			Wachovia Bank NA
5.52%, 3/15/2011 (c)	270	214	7.88%, 2/15/2010	125	128

Ford Credit Auto Owner Trust					471

5.47%, 9/15/2012 (c)	200	189
5.60%, 10/15/2012	240	213
5.69%, 11/15/2012 (c)	225	211

See accompanying notes

267

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Computers - Memory Devices (0.08%)			Electric - Generation (continued)
Seagate Technology HDD Holdings			Indiantown Cogeneration LP
6.38%, 10/ 1/2011	$ 100 $	96	9.26%, 12/15/2010	$ 64 $		63

						77

Containers - Paper & Plastic (0.08%)
Pactiv Corp			Electric - Integrated (0.41%)
5.88%, 7/15/2012	90	93	Integrys Energy Group Inc
			7.00%, 11/ 1/2009	325		328
Credit Card Asset Backed Securities (1.35%)			Scottish Power Ltd

American Express Credit Account Master Trust			4.91%, 3/15/2010	150		153

0.60%, 3/15/2012 (c)	600	598				481

BA Credit Card Trust			Electronic Connectors (0.15%)
0.92%, 3/15/2012 (c)	350	348	Thomas & Betts Corp
Cabela's Master Credit Card Trust			7.25%, 6/ 1/2013	175		175
4.31%, 12/16/2013 (a)	630	638

		1,584	Fiduciary Banks (0.27%)

Diversified Banking Institutions (2.30%)			Bank of New York Mellon Corp/The
Bank of America Corp			4.50%, 4/ 1/2013	310		315
4.90%, 5/ 1/2013	350	341
			Finance - Auto Loans (0.15%)
Citigroup Inc
5.50%, 8/27/2012	300	291	Ford Motor Credit Co LLC
			9.88%, 8/10/2011	100		92
5.50%, 4/11/2013	450	422
			Nissan Motor Acceptance Corp
Goldman Sachs Group Inc/The			4.63%, 3/ 8/2010 (a)	90		89

6.88%, 1/15/2011	525	555
						181

1.19%, 2/ 6/2012 (c)	150	143
6.00%, 5/ 1/2014	300	313	Finance - Commercial (0.38%)
JP Morgan Chase & Co			CIT Group Inc
5.60%, 6/ 1/2011	600	628	1.32%, 4/27/2011 (c)	200		142

		2,693	Textron Financial Canada Funding Corp

			5.13%, 11/ 1/2010	325		303

Diversified Financial Services (1.39%)						445

Capmark Financial Group Inc
3.61%, 5/10/2010 (c)	325	132	Finance - Consumer Loans (0.37%)
General Electric Capital Corp			HSBC Finance Corp
5.25%, 10/19/2012	675	694	1.13%, 11/16/2009 (c)	300		298
4.80%, 5/ 1/2013	150	150	0.98%, 9/14/2012 (c)	150		132

5.90%, 5/13/2014	345	352				430

TNK-BP Finance SA			Finance - Credit Card (0.22%)
6.13%, 3/20/2012 (a)	325	300	Capital One Bank USA NA

		1,628	5.75%, 9/15/2010	250		255

Diversified Manufacturing Operations (0.24%)
Tyco Electronics Group SA			Finance - Investment Banker & Broker (1.58%)
6.00%, 10/ 1/2012	285	280	Bear Stearns Cos LLC/The
			1.39%, 7/16/2009 (c)	240		240
Diversified Minerals (0.28%)			0.85%, 11/28/2011 (c)	400		390
BHP Billiton Finance USA Ltd			Jefferies Group Inc
5.50%, 4/ 1/2014	300	322	5.88%, 6/ 8/2014	315		292
			Merrill Lynch & Co Inc
Electric - Generation (0.07%)			1.24%, 2/ 5/2010 (c)	50		49
CE Casecnan Water & Energy			1.23%, 11/ 1/2011 (c)	200		183
11.95%, 11/15/2010	14	14	0.87%, 6/ 5/2012 (c)	125		111
			6.05%, 8/15/2012	215		216
			5.45%, 2/ 5/2013	65		63

See accompanying notes

268

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Other (continued)
(continued)			New Century Home Equity Loan Trust
Merrill Lynch & Co Inc (continued)			0.60%, 3/25/2035 (c)(d)	$ 5 $	2
6.15%, 4/25/2013	$ 300 $	301	Option One Mortgage Loan Trust

		1,845	0.76%, 3/25/2037 (c)(d)	275	6

Finance - Leasing Company (0.31%)			Residential Asset Securities Corp
International Lease Finance Corp			4.59%, 8/25/2031	133	123
1.53%, 1/15/2010 (c)	225	209	4.47%, 3/25/2032	219	164
5.30%, 5/ 1/2012	200	155	0.58%, 7/25/2035 (c)	11	10

		364	Specialty Underwriting & Residential Finance

			1.08%, 2/25/2035 (c)	13	7
Finance - Mortgage Loan/Banker (8.09%)			0.54%, 3/25/2036 (c)	6	6
Countrywide Financial Corp			WAMU Asset-Backed Certificates
5.80%, 6/ 7/2012	225	226	0.48%, 5/25/2037 (c)	200	83

Fannie Mae					2,165

6.63%, 9/15/2009	3,000	3,038
2.38%, 5/20/2010	1,000	1,017	Home Equity - Sequential (0.85%)
5.13%, 4/15/2011	2,000	2,142	BNC Mortgage Loan Trust
Federal Home Loan Banks			0.48%, 7/25/2037 (c)	386	51
4.50%, 10/ 9/2009	3,000	3,035	Countrywide Asset-Backed Certificates

		9,458	5.68%, 6/25/2035	953	330

			5.56%, 4/25/2036	531	155
Finance - Other Services (0.30%)			5.51%, 8/25/2036	263	103
BP Capital Markets PLC			5.81%, 11/25/2036	569	206
3.13%, 3/10/2012	200	204
			New Century Home Equity Loan Trust
3.63%, 5/ 8/2014	150	150	4.76%, 11/25/2033	165	148

		354			993

Food - Miscellaneous/Diversified (0.32%)			Life & Health Insurance (1.30%)
General Mills Inc			New York Life Global Funding
8.02%, 2/ 5/2013	350	380	4.65%, 5/ 9/2013 (a)	455	462
Gas - Distribution (0.11%)			Pacific Life Global Funding
			0.84%, 6/22/2011 (a)(c)	225	198
Southern California Gas Co
0.84%, 12/ 1/2009 (c)	125	125	Prudential Financial Inc
			5.15%, 1/15/2013	500	485
Home Equity - Other (1.85%)			StanCorp Financial Group Inc
Bear Stearns Asset Backed Securities Trust			6.88%, 10/ 1/2012	285	251
0.91%, 3/25/2034 (c)	72	39	Sun Life Financial Global Funding LP
0.49%, 6/25/2047 (c)	525	205	1.42%, 7/ 6/2010 (a)(c)	125	121

Countrywide Asset-Backed Certificates					1,517

6.09%, 6/25/2021 (c)	1,253	362	Medical - Drugs (1.39%)
First NLC Trust			Abbott Laboratories
0.54%, 5/25/2035 (c)(d)	65	32	5.15%, 11/30/2012	500	540
0.64%, 5/25/2035 (c)	58	24	Eli Lilly & Co
GMAC Mortgage Corp Loan Trust			4.20%, 3/ 6/2014	285	294
4.62%, 6/25/2035 (c)	37	35	Pfizer Inc
5.75%, 10/25/2036	452	280	4.45%, 3/15/2012	750	787

6.05%, 12/25/2037 (c)	335	124			1,621

GSAA Trust			Medical - HMO (0.22%)
6.04%, 7/25/2036	400	209	UnitedHealth Group Inc
Indymac Seconds Asset Backed Trust			4.88%, 2/15/2013	250	253
5.77%, 5/25/2036 (c)	499	446
Mastr Asset Backed Securities Trust
0.81%, 3/25/2035 (c)	200	8

See accompanying notes

269

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Wholesale Drug Distribution (0.29%)			Mortgage Backed Securities (continued)
Cardinal Health Inc			Commercial Mortgage Pass Through Certificates
5.65%, 6/15/2012	$ 325 $	335	1.67%, 6/10/2010 (a)(c)	$ 1,688 $		23
			0.10%, 12/10/2046 (a)(c)	6,555		42
Medical Products (0.31%)			Countrywide Alternative Loan Trust
Angiotech Pharmaceuticals Inc			2.65%, 7/20/2035 (c)	127		55
4.42%, 12/ 1/2013 (c)	125	94	0.73%, 12/25/2035 (c)	261		70
Covidien International Finance SA			2.34%, 2/25/2036 (c)	228		105
5.45%, 10/15/2012	250	265	6.00%, 5/25/2036	300		152

		359	6.00%, 5/25/2036	70		69

Metal - Diversified (0.02%)			0.59%, 6/25/2036 (c)(d)	664		94
Xstrata Canada Corp			0.81%, 9/25/2036 (c)	167		74
7.25%, 7/15/2012	30	29	0.59%, 5/20/2046 (c)	607		78
			Countrywide Asset-Backed Certificates
Metal Processors & Fabrication (0.13%)			0.59%, 11/25/2035 (c)	22		16
Timken Co			0.58%, 1/25/2036 (c)	276		195
5.75%, 2/15/2010	150	150
			Countrywide Home Loan Mortgage Pass
			Through Trust
Money Center Banks (0.30%)			4.49%, 12/25/2033	179		174
Deutsche Bank AG/London			4.39%, 6/20/2035 (c)	37		35
5.38%, 10/12/2012	335	356
			5.81%, 9/20/2036 (c)	605		118
Mortgage Backed Securities (15.87%)			Credit Suisse Mortgage Capital Certificates
ACT Depositor Corp			5.87%, 9/15/2040	375		173
0.61%, 9/22/2041 (a)(b)(c)	376	34	CS First Boston Mortgage Securities Corp
Adjustable Rate Mortgage Trust			6.38%, 12/16/2035	435		446
0.88%, 2/25/2035 (c)	12	6	1.27%, 3/15/2036 (a)(c)	2,052		17
0.58%, 8/25/2036 (c)(d)	282	48	0.43%, 5/15/2036 (a)(c)	3,290		18
Banc of America Commercial Mortgage Inc			0.76%, 7/15/2036 (a)(c)	3,243		39
6.85%, 4/15/2036	100	91	0.42%, 8/15/2038 (a)	41,283		268
0.78%, 7/10/2042 (c)	11,383	155	Fannie Mae
5.09%, 7/10/2043	750	681	0.61%, 2/25/2032 (c)	112		111
0.60%, 7/10/2046 (c)	37,102	492	Fannie Mae Whole Loan
Banc of America Mortgage Securities Inc			0.51%, 5/25/2035 (c)	93		90
4.79%, 5/25/2035 (c)	178	167	Freddie Mac
Bear Stearns Adjustable Rate Mortgage Trust			5.13%, 12/15/2013	112		112
5.05%, 9/25/2034 (c)	217	159	0.77%, 6/15/2023 (c)	70		68
Bear Stearns Alt-A Trust			0.72%, 7/15/2023 (c)	465		455
0.59%, 7/25/2035 (c)	21	5	GE Capital Commercial Mortgage Corp
6.18%, 7/25/2036 (c)	1,090	64	0.37%, 5/10/2014	31,881		240
Bear Stearns Commercial Mortgage Securities			Ginnie Mae
7.00%, 5/20/2030	267	272	1.29%, 10/16/2012 (c)	2,233		68
0.60%, 5/11/2039 (a)(c)	1,833	16	1.07%, 2/16/2047 (c)	7,685		356
0.39%, 2/11/2041 (c)	5,973	42	0.82%, 3/16/2047 (c)	2,175		109
Bella Vista Mortgage Trust			GMAC Commercial Mortgage Securities Inc
0.56%, 5/20/2045 (c)(d)	43	17	1.01%, 3/10/2038 (a)(c)	983		13
Chase Mortgage Finance Corp			0.55%, 8/10/2038 (a)(c)	16,197		126
5.80%, 3/25/2037 (c)	485	36	GMAC Mortgage Corp Loan Trust
Citigroup/Deutsche Bank Commercial			5.25%, 7/25/2034	200		185
Mortgage Trust			Greenpoint Mortgage Funding Trust
0.39%, 11/15/2044 (a)	25,016	216	0.58%, 6/25/2045 (c)	42		12
0.62%, 10/15/2048 (c)(d)	18,648	280	0.61%, 6/25/2045 (c)	40		7
0.51%, 12/11/2049 (c)	53,022	592	Greenwich Capital Commercial Funding Corp
			0.25%, 4/10/2037 (a)	56,526		145

See accompanying notes

270

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp			Morgan Stanley Capital I (continued)
(continued)			0.53%, 5/24/2043 (a)(c)	$ 300 $	209
0.92%, 8/10/2042 (a)(c)	$ 3,546 $	53	0.15%, 12/15/2043 (a)(c)	6,488	46
0.47%, 12/10/2049 (a)(c)	25,302	281	0.69%, 8/25/2046 (a)(c)	375	4
GSR Mortgage Loan Trust			Morgan Stanley Dean Witter Capital I
4.77%, 7/25/2035 (c)	200	167	6.54%, 2/15/2031	55	55
Impac CMB Trust			New Century Alternative Mortgage Loan Trust
1.31%, 10/25/2033 (c)	17	10	5.91%, 7/25/2036 (c)	625	535
0.74%, 4/25/2035 (c)	30	5	Residential Accredit Loans Inc
0.56%, 5/25/2037 (c)	354	147	6.00%, 11/25/2032	302	288
Indymac Index Mortgage Loan Trust			5.49%, 12/25/2035 (c)	63	13
0.91%, 4/25/2034 (c)	14	9	0.46%, 2/25/2047 (c)	728	279
0.54%, 4/25/2035 (c)	39	18	Residential Funding Mortgage Securities I
4.92%, 7/25/2035 (c)	515	93	5.04%, 11/25/2035 (c)	228	146
0.49%, 2/25/2037 (c)	485	165	5.67%, 2/25/2036 (c)	135	91
0.55%, 6/25/2037 (c)(d)	408	177	0.91%, 7/25/2036 (c)	141	121
JP Morgan Chase Commercial Mortgage			Structured Adjustable Rate Mortgage Loan Trust
Securities Corp			1.01%, 8/25/2034 (c)(d)	255	12
7.20%, 11/15/2035 (a)(c)	175	163	0.50%, 7/25/2037 (c)	266	101
0.83%, 10/12/2037 (a)(c)	2,733	87	Structured Asset Mortgage Investments Inc
5.30%, 5/15/2047 (c)(d)	750	649	0.61%, 5/25/2045 (c)	32	8
5.31%, 1/15/2049	325	294	0.62%, 9/25/2045 (c)	46	22
0.47%, 2/12/2051 (c)	28,221	293	Structured Asset Securities Corp
JP Morgan Mortgage Trust			4.50%, 2/25/2033	284	268
3.81%, 5/25/2034	140	124	5.50%, 6/25/2036 (c)	700	173
5.11%, 6/25/2035 (c)	115	84	Thornburg Mortgage Securities Trust
4.97%, 8/25/2035 (c)	500	307	0.66%, 12/25/2033 (c)	275	211
5.79%, 1/25/2037 (c)	411	289	Wachovia Bank Commercial Mortgage Trust
5.68%, 4/25/2037 (c)	400	262	0.34%, 1/15/2041 (a)(c)	4,499	16
LB-UBS Commercial Mortgage Trust			0.50%, 4/15/2042 (a)(c)	29,362	239
6.06%, 6/15/2020	14	15	5.25%, 12/15/2043	625	545
5.39%, 6/15/2026	132	133	WAMU Commercial Mortgage Securities Trust
3.63%, 10/15/2029	38	38	3.83%, 1/25/2035 (a)	113	109
0.69%, 10/15/2035 (a)(c)	4,803	153	WaMu Mortgage Pass Through Certificates
1.23%, 3/15/2036 (a)(c)	920	15	3.77%, 3/25/2033 (c)	64	52
0.70%, 8/15/2036 (a)(c)	740	8	0.58%, 4/25/2045 (c)	55	17
MASTR Asset Securitization Trust			0.60%, 7/25/2045 (c)	42	19
5.25%, 9/25/2033 (c)	121	122	0.56%, 11/25/2045 (c)	40	31
Merrill Lynch Mortgage Trust			Washington Mutual Alternative Mortgage
0.33%, 11/12/2035 (a)(c)	11,612	30	Pass-Through Certificates
0.29%, 7/12/2038	45,734	232	0.59%, 6/25/2046 (c)	432	63
5.79%, 5/12/2039 (c)	575	557	0.49%, 1/25/2047 (c)	325	63
0.32%, 9/12/2042 (c)	17,038	107	Wells Fargo Mortgage Backed Securities Trust
			5.24%, 4/25/2036 (c)	490	117

Merrill Lynch/Countrywide Commercial

Mortgage Trust					18,560

0.15%, 7/12/2046 (a)(c)(d)	16,829	143	Multi-Line Insurance (0.12%)
0.85%, 7/12/2046	23,243	549	CNA Financial Corp
0.68%, 9/12/2049 (c)	11,822	223	6.00%, 8/15/2011	100	95
0.81%, 12/12/2049 (c)	13,410	292	Genworth Financial Inc
5.11%, 12/12/2049 (c)	455	430	6.15%, 11/15/2066 (c)	100	45

Morgan Stanley Capital I					140

1.18%, 1/13/2041 (a)(c)	13,082	252

See accompanying notes		271

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mutual Insurance (0.11%)			Regional Banks (0.86%)
Health Care Service Corp			BAC Capital Trust XIII
7.75%, 6/15/2011 (a)	$ 125 $	131	1.03%, 3/15/2043 (c)	$ 235 $	104
			BAC Capital Trust XIV
Office Automation & Equipment (0.10%)			5.63%, 3/15/2043 (c)	300	150
Xerox Corp			Capital One Financial Corp
5.50%, 5/15/2012	115	115	5.70%, 9/15/2011	160	161
			SunTrust Preferred Capital I
Oil - Field Services (0.31%)			5.85%, 12/31/2049 (c)	200	136
Weatherford International Inc			Wachovia Corp
6.63%, 11/15/2011	125	132	5.35%, 3/15/2011	350	363
5.95%, 6/15/2012	225	235	0.82%, 3/ 1/2012 (c)	100	95

		367			1,009

Oil Company - Exploration & Production (0.52%)			REITS - Apartments (0.08%)
Canadian Natural Resources Ltd			UDR Inc
5.15%, 2/ 1/2013	325	331	5.50%, 4/ 1/2014	100	93
Devon OEI Operating Inc
7.25%, 10/ 1/2011	250	273	REITS - Healthcare (0.31%)

		604	Nationwide Health Properties Inc

Oil Company - Integrated (1.06%)			6.50%, 7/15/2011	200	197
Chevron Corp			6.25%, 2/ 1/2013	175	166

3.95%, 3/ 3/2014	600	618			363

Husky Energy Inc			REITS - Mortgage (0.49%)
6.25%, 6/15/2012	200	206	iStar Financial Inc
Shell International Finance BV			6.00%, 12/15/2010	450	311
4.00%, 3/21/2014	400	411	8.00%, 3/15/2011 (a)	190	166

		1,235	5.65%, 9/15/2011	175	101

Oil Refining & Marketing (0.09%)					578

Valero Energy Corp			REITS - Office Property (0.10%)
6.88%, 4/15/2012	100	106	Brandywine Operating Partnership LP
			5.63%, 12/15/2010	123	120
Pipelines (0.73%)
Enbridge Inc			REITS - Regional Malls (0.13%)
5.80%, 6/15/2014	315	328	Simon Property Group LP
NGPL Pipeco LLC			4.60%, 6/15/2010	45	45
6.51%, 12/15/2012 (a)	375	393	5.60%, 9/ 1/2011	105	106

ONEOK Partners LP

5.90%, 4/ 1/2012	130	133			151

		854	REITS - Shopping Centers (0.12%)

			Federal Realty Investment Trust
Property Trust (0.20%)			6.00%, 7/15/2012	150	146
WEA Finance LLC / WCI Finance LLC
5.40%, 10/ 1/2012 (a)	250	240	REITS - Warehouse & Industrial (0.45%)
			ProLogis
Quarrying (0.17%)			0.91%, 8/24/2009 (c)	275	269
Vulcan Materials Co
1.88%, 12/15/2010 (c)	200	199	5.50%, 3/ 1/2013	300	263

					532

Real Estate Operator & Developer (0.27%)			Rental - Auto & Equipment (0.22%)
Regency Centers LP			Erac USA Finance Co
8.45%, 9/ 1/2010	315	314	5.80%, 10/15/2012 (a)	275	257

See accompanying notes

272

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Retail - Drug Store (0.25%)			OBLIGATIONS (continued)
CVS Caremark Corp			Federal Home Loan Mortgage Corporation
0.97%, 6/ 1/2010 (c)	$ 300 $	298	(FHLMC) (continued)
			4.50%, 4/ 1/2011	$ 160 $	168
Rubber - Tires (0.08%)			4.50%, 11/ 1/2011	131	137
Goodyear Tire & Rubber Co/The			4.10%, 12/ 1/2034 (c)	176	177
5.01%, 12/ 1/2009 (c)	100	99	4.55%, 1/ 1/2035 (c)	105	106
			4.62%, 6/ 1/2035 (c)	529	538
Special Purpose Banks (0.17%)			4.40%, 9/ 1/2035 (c)	141	143
Korea Development Bank/Republic of Korea			4.97%, 9/ 1/2035 (c)	190	198

1.32%, 4/ 3/2010 (c)	200	196			1,557

Special Purpose Entity (0.17%)			Federal National Mortgage Association (FNMA) (2.16%)
Genworth Global Funding Trusts			4.00%, 5/ 1/2010	27	27
5.20%, 10/ 8/2010	200	195	4.50%, 5/ 1/2010	30	31
			4.00%, 6/ 1/2010	12	12
Steel - Producers (0.31%)			4.50%, 6/ 1/2010	67	69
Ispat Inland ULC			4.00%, 7/ 1/2010	14	14
9.75%, 4/ 1/2014	240	251	4.00%, 8/ 1/2010	8	9
Nucor Corp
5.00%, 12/ 1/2012	105	111	4.00%, 3/ 1/2011	37	38

		362	4.50%, 5/ 1/2011	47	49

			4.50%, 7/ 1/2011	93	96
Telephone - Integrated (1.08%)			4.50%, 8/ 1/2011	178	186
British Telecommunications PLC			4.73%, 12/ 1/2032 (c)	81	84
5.15%, 1/15/2013	675	673	3.24%, 4/ 1/2033 (c)	279	282
Koninklijke KPN NV
8.00%, 10/ 1/2010	250	262	3.54%, 5/ 1/2033 (c)	236	236
Verizon California Inc			5.38%, 12/ 1/2033 (c)	35	35
6.70%, 9/ 1/2009	325	327	4.31%, 7/ 1/2034 (c)	145	148

		1,262	4.28%, 8/ 1/2034 (c)	78	80

			4.29%, 9/ 1/2034 (c)	109	109
Television (0.15%)			4.28%, 1/ 1/2035 (c)	31	31
Univision Communications Inc
7.85%, 7/15/2011	175	172	4.50%, 1/ 1/2035 (c)	128	132
			4.87%, 2/ 1/2035 (c)	21	21
Tobacco (0.20%)			4.57%, 4/ 1/2035 (c)	243	247
Reynolds American Inc			4.88%, 9/ 1/2035 (c)	353	362
6.50%, 7/15/2010	225	230	3.98%, 2/ 1/2037 (c)	226	229

					2,527

Transport - Rail (0.15%)
CSX Corp			U.S. Treasury (29.93%)
4.88%, 11/ 1/2009	180	181	4.75%, 2/15/2010	9,750	10,013

TOTAL BONDS	$ 65,679		3.88%, 5/15/2010	525	541

			2.63%, 5/31/2010	1,500	1,529
SENIOR FLOATING RATE INTERESTS (0.18%)			4.50%, 11/15/2010	1,800	1,893
Retail-Building Products (0.18%)			4.50%, 11/30/2011	500	538
HD Supply Inc, Term Loan B			4.50%, 4/30/2012	1,900	2,056
1.57%, 8/30/2012 (c)	236	215

			4.38%, 8/15/2012	1,400	1,515
TOTAL SENIOR FLOATING RATE INTERESTS	$ 215
			4.25%, 8/15/2013	4,250	4,595

U.S. GOVERNMENT & GOVERNMENT AGENCY			2.25%, 5/31/2014	12,500	12,332

OBLIGATIONS (33.42%)					35,012
Federal Home Loan Mortgage Corporation

(FHLMC) (1.33%)			TOTAL U.S. GOVERNMENT & GOVERNMENT
4.50%, 9/ 1/2010	52	53	AGENCY OBLIGATIONS	$ 39,096

4.50%, 2/ 1/2011	36	37

See accompanying notes

273

Schedule of Investments
Short-Term Bond Account
June 30, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax
	Amount	Value	of investments held by the account as of the period end were as follows:
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.44%)			Unrealized Appreciation	$ 1,362
Commercial Paper (1.44%)			Unrealized Depreciation	(18,954)

Investment in Joint Trading Account; Federal			Net Unrealized Appreciation (Depreciation)	(17,592)
Home Loan Bank Discount Notes			Cost for federal income tax purposes	128,222
0.01%, 7/ 1/2009 (e)	$ 1,680 $	1,680	All dollar amounts are shown in thousands (000's)

TOTAL SHORT TERM INVESTMENTS		$ 1,680

REPURCHASE AGREEMENTS (3.39%)			Portfolio Summary (unaudited)

Diversified Banking Institutions (3.39%)			Sector	Percent

Investment in Joint Trading Account; Bank			Government	37.82%
of America Repurchase Agreement; 0.05%			Mortgage Securities	20.79%
dated 06/30/09 maturing 07/01/09			Financial	16.45%
(collateralized by Sovereign Agency			Asset Backed Securities	7.53%
Issues; $1,836,000; 0.00% - 6.25%; dated			Consumer, Non-cyclical	3.46%
07/10/09 - 02/16/17)	$ 1,800 $	1,800	Energy	2.71%
Investment in Joint Trading Account; Credit			Communications	2.28%
			Industrial	1.23%
Suisse Repurchase Agreement; 0.02%			Basic Materials	0.87%
dated 06/30/09 maturing 07/01/09			Consumer, Cyclical	0.67%
(collateralized by US Treasury Note;			Utilities	0.58%
$734,000; 0.88%; dated 03/31/11)	720	720	Technology	0.18%
Investment in Joint Trading Account;			Other Assets in Excess of Liabilities, Net	5.43%

Deutsche Bank Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.08% dated 06/30/09 maturing 07/01/09

(collateralized by Sovereign Agency
Issues; $734,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	720	720
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $734,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	720	720

		3,960

TOTAL REPURCHASE AGREEMENTS		$ 3,960

Total Investments		$ 110,630
Other Assets in Excess of Liabilities, Net - 5.43%		6,353

TOTAL NET ASSETS - 100.00%		$ 116,983

(a)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $7,018 or 6.00% of net assets.
(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value
	of these securities totaled $209 or 0.18% of net assets.
(c)	Variable Rate. Rate shown is in effect at June 30, 2009.
(d) Security is Illiquid
(e) Rate shown is the discount rate.

See accompanying notes

274

Schedule of Investments
Short-Term Income Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (85.18%)			BONDS (continued)
Aerospace & Defense (0.78%)			Diversified Banking Institutions (continued)
General Dynamics Corp			JP Morgan Chase & Co
1.80%, 7/15/2011	$ 400 $	399	2.20%, 6/15/2012	$ 1,000 $	1,005
			Morgan Stanley
Agricultural Operations (1.98%)			1.95%, 6/20/2012	500	499

Cargill Inc					3,403

5.20%, 1/22/2013 (a)	1,000	1,012
			Diversified Financial Services (1.58%)
Asset Backed Securities (0.05%)			General Electric Capital Corp
Atlantic City Electric Transition Funding LLC			5.72%, 8/22/2011	800	808
2.89%, 7/20/2011	19	19
Green Tree Home Improvement Loan Trust			Diversified Manufacturing Operations (0.81%)
7.45%, 9/15/2025	11	8	Honeywell International Inc

		27	4.25%, 3/ 1/2013	400	415

Brewery (1.05%)			Electric - Integrated (1.65%)
Anheuser-Busch InBev Worldwide Inc			Virginia Electric and Power Co
7.20%, 1/15/2014 (a)	500	538	5.10%, 11/30/2012	800	845

Cable/Satellite TV (1.65%)			Finance - Commercial (0.66%)
Comcast Cable Communications Inc			Caterpillar Financial Services Corp
7.13%, 6/15/2013	300	330	4.85%, 12/ 7/2012	325	340
Time Warner Cable Inc
5.40%, 7/ 2/2012	500	517	Finance - Consumer Loans (1.56%)

		847	John Deere Capital Corp

			4.95%, 12/17/2012	775	799
Chemicals - Diversified (1.03%)
EI Du Pont de Nemours & Co			Finance - Mortgage Loan/Banker (13.06%)
5.00%, 7/15/2013	500	526	Fannie Mae
			2.00%, 1/ 9/2012	1,500	1,515
Commercial Banks (3.03%)			1.88%, 4/20/2012	1,000	1,004
Regions Bank/Birmingham AL
3.25%, 12/ 9/2011	500	519	4.88%, 5/18/2012	810	881
SunTrust Bank/Atlanta GA			Freddie Mac
3.00%, 11/16/2011	1,000	1,032	4.75%, 11/ 3/2009	1,120	1,137

		1,551	5.75%, 1/15/2012	1,500	1,655

			1.75%, 6/15/2012	500	498

Commercial Services - Finance (1.63%)					6,690

Western Union Co/The
5.40%, 11/17/2011	800	836	Food - Miscellaneous/Diversified (1.04%)
			Kellogg Co
Computers (1.53%)			5.13%, 12/ 3/2012	500	534
Hewlett-Packard Co
4.25%, 2/24/2012	750	783	Industrial Gases (0.40%)
			Air Products & Chemicals Inc
Consumer Products - Miscellaneous (0.20%)			4.15%, 2/ 1/2013	200	203
Clorox Co
5.00%, 3/ 1/2013	100	104	Manufactured Housing ABS Other (0.14%)
			Green Tree Financial Corp
Diversified Banking Institutions (6.65%)			7.70%, 9/15/2026	65	37
Bank of America Corp			Mid-State Trust
2.10%, 4/30/2012	1,000	1,001	8.33%, 4/ 1/2030	45	36

Citigroup Inc					73

5.50%, 8/27/2012	400	388
Goldman Sachs Group Inc/The
5.25%, 10/15/2013	500	510

See accompanying notes

275

Schedule of Investments
Short-Term Income Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Biomedical/Gene (1.98%)			Property & Casualty Insurance (1.16%)
Amgen Inc			Fidelity National Financial Inc
4.00%, 11/18/2009	$ 1,000 $	1,014	7.30%, 8/15/2011	$ 600 $	596

Medical - HMO (0.79%)			Quarrying (0.96%)
UnitedHealth Group Inc			Vulcan Materials Co
4.88%, 2/15/2013	400	404	5.60%, 11/30/2012	475	490

Mortgage Backed Securities (17.35%)			Real Estate Operator & Developer (0.88%)
Banc of America Funding Corp			Duke Realty LP
5.75%, 3/25/2036	728	562	6.25%, 5/15/2013	500	450
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	612	602	Regional Banks (1.03%)
Chase Mortgage Finance Corp			Wells Fargo & Co
5.50%, 5/25/2035	337	291	4.38%, 1/31/2013	525	530
Countrywide Home Loan Mortgage Pass
Through Trust			Reinsurance (1.01%)
5.50%, 10/25/2035	554	551	Berkshire Hathaway Finance Corp
CS First Boston Mortgage Securities Corp			4.00%, 4/15/2012 (a)	500	517
6.00%, 12/25/2033	260	219
Fannie Mae			REITS - Apartments (1.37%)
6.00%, 2/25/2031	1,578	1,647	ERP Operating LP
5.00%, 11/25/2035	370	389	5.50%, 10/ 1/2012	700	701
Freddie Mac
5.50%, 10/15/2027	640	658	REITS - Healthcare (2.74%)
6.00%, 9/15/2029	804	838	Health Care REIT Inc
			8.00%, 9/12/2012	250	247
4.50%, 5/15/2030	810	821
			6.00%, 11/15/2013	400	367
Ginnie Mae
4.50%, 8/20/2032	245	252	Nationwide Health Properties Inc
			6.50%, 7/15/2011	800	788

GSR Mortgage Loan Trust
6.00%, 6/25/2036	477	386			1,402

Lehman Mortgage Trust			REITS - Regional Malls (0.99%)
5.75%, 4/25/2036	872	795	Simon Property Group LP
Residential Asset Securitization Trust			5.60%, 9/ 1/2011	500	506
6.00%, 5/25/2036	557	345
Residential Funding Mortgage Securities I			Retail - Discount (0.97%)
5.50%, 9/25/2036	672	530	Wal-Mart Stores Inc

		8,886	3.20%, 5/15/2014	500	496

Multimedia (1.00%)			Retail - Drug Store (0.79%)
Walt Disney Co/The			CVS Caremark Corp
4.70%, 12/ 1/2012	475	510	4.00%, 9/15/2009	400	402

Non-Hazardous Waste Disposal (0.98%)			Savings & Loans - Thrifts (0.00%)
Allied Waste North America Inc			Washington Mutual Bank/Henderson NV
5.75%, 2/15/2011	500	504	0.00%, 1/15/2013 (b)	200	-

Oil - Field Services (0.53%)			Steel - Producers (2.31%)
Smith International Inc			Nucor Corp
8.63%, 3/15/2014	250	274	5.00%, 12/ 1/2012	1,125	1,183

Oil Company - Exploration & Production (1.27%)			Telephone - Integrated (2.76%)
Apache Corp			AT&T Inc
6.25%, 4/15/2012	600	648	4.95%, 1/15/2013	475	494

See accompanying notes

276

Schedule of Investments
Short-Term Income Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Telephone - Integrated (continued)			OBLIGATIONS (continued)
Koninklijke KPN NV			Government National Mortgage Association
8.00%, 10/ 1/2010	$ 875 $	918	(GNMA) (continued)

			10.00%, 12/15/2020	$ 1 $	2
		1,412	10.00%, 2/15/2025	6	6

Textile - Home Furnishings (0.91%)			10.00%, 4/15/2025	1	2
Mohawk Industries Inc			9.00%, 4/20/2025	1	1

7.20%, 4/15/2012	475	466			106

Transport - Rail (0.59%)			U.S. Treasury (8.15%)
Canadian National Railway Co			3.13%, 11/30/2009 (d)	120	122
4.25%, 8/ 1/2009	300	301	1.13%, 12/15/2011	1,000	995
			1.38%, 5/15/2012	1,000	994
Transport - Services (0.82%)			4.75%, 5/31/2012	1,000	1,090
United Parcel Service Inc			1.75%, 1/31/2014	1,000	972

4.50%, 1/15/2013	400	419			4,173

Water (1.51%)			TOTAL U.S. GOVERNMENT & GOVERNMENT
Veolia Environnement			AGENCY OBLIGATIONS		$ 4,550

5.25%, 6/ 3/2013	750	775	SHORT TERM INVESTMENTS (1.35%)

TOTAL BONDS	$ 43,619		Commercial Paper (1.35%)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Investment in Joint Trading Account; Federal
OBLIGATIONS (8.88%)			Home Loan Bank Discount Notes
Federal Home Loan Mortgage Corporation			0.01%, 7/ 1/2009 (e)	$ 690 $	690

(FHLMC) (0.20%)			TOTAL SHORT TERM INVESTMENTS		$ 690

9.50%, 8/ 1/2016	5	5
6.00%, 5/ 1/2017	89	94	REPURCHASE AGREEMENTS (3.18%)
4.45%, 11/ 1/2021 (c)	5	5	Diversified Banking Institutions (3.18%)

			Investment in Joint Trading Account; Bank
		104	of America Repurchase Agreement; 0.05%

Federal National Mortgage Association (FNMA) (0.32%)			dated 06/30/09 maturing 07/01/09
6.50%, 1/ 1/2014	22	24	(collateralized by Sovereign Agency
			Issues; $754,000; 0.00% - 6.25%; dated
6.50%, 1/ 1/2014	24	26	07/10/09 - 02/16/17)	$ 739 $	739
8.50%, 11/ 1/2017	8	9	Investment in Joint Trading Account; Credit
5.66%, 1/ 1/2019 (c)	2	2	Suisse Repurchase Agreement; 0.02%
5.61%, 4/ 1/2019 (c)	3	3	dated 06/30/09 maturing 07/01/09
			(collateralized by US Treasury Note;
5.05%, 11/ 1/2022 (c)	1	1	$302,000; 0.88%; dated 03/31/11)	295	295
8.00%, 5/ 1/2027	66	71	Investment in Joint Trading Account;
4.40%, 11/ 1/2032 (c)	24	24	Deutsche Bank Repurchase Agreement;
4.66%, 11/ 1/2035 (c)	7	7	0.08% dated 06/30/09 maturing 07/01/09

		167	(collateralized by Sovereign Agency

			Issues; $302,000; 3.12% - 4.63%; dated
Government National Mortgage Association			12/06/10 - 10/10/12)	296	296
(GNMA) (0.21%)			Investment in Joint Trading Account;
8.00%, 8/15/2012	1	2	Morgan Stanley Repurchase Agreement;
11.00%, 12/15/2015	3	4	0.03% dated 06/30/09 maturing 07/01/09
11.00%, 12/15/2015	2	2	(collateralized by Sovereign Agency
			Issues; $302,000; 2.38% - 5.00%; dated
10.00%, 2/15/2018	7	7	02/25/11-06/25/14)	296	296

10.00%, 9/15/2018	5	5			1,626

10.00%, 9/15/2018	5	5
10.00%, 2/15/2019	32	35	TOTAL REPURCHASE AGREEMENTS		$ 1,626

10.00%, 5/15/2020	15	16	Total Investments		$ 50,485
10.00%, 6/15/2020	10	11	Other Assets in Excess of Liabilities, Net - 1.41%		722

9.00%, 12/15/2020	7	8	TOTAL NET ASSETS - 100.00%		$ 51,207

See accompanying notes

277

Schedule of Investments Short-Term Income Account June 30, 2009 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,067 or 4.04% of net assets.

(b)	Non-Income Producing Security

(c)	Variable Rate. Rate shown is in effect at June 30, 2009.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $76 or 0.15% of net assets.

(e)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 973
Unrealized Depreciation	(1,332)

Net Unrealized Appreciation (Depreciation)	(359)
Cost for federal income tax purposes	50,844
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	25.83%
Government	21.21%
Mortgage Securities	19.44%
Consumer, Non-cyclical	8.67%
Communications	5.41%
Basic Materials	4.69%
Industrial	3.98%
Utilities	3.16%
Consumer, Cyclical	2.67%
Energy	1.80%
Technology	1.53%
Asset Backed Securities	0.20%
Other Assets in Excess of Liabilities, Net	1.41%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.72%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; September 2009	Sell	30	$ 3,459	$ 3,442	$ 17
All dollar amounts are shown in thousands (000's)

See accompanying notes

278

Schedule of Investments
SmallCap Blend Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.08%)			COMMON STOCKS (continued)
Aerospace & Defense (1.64%)			Chemicals - Specialty (0.48%)
Esterline Technologies Corp (a)	9,175 $	248	Sensient Technologies Corp	5,750 $	130
Teledyne Technologies Inc (a)	5,759	189	Stepan Co	1,970	87

TransDigm Group Inc (a)	8,255	299			217

		736	Circuit Boards (0.27%)

Aerospace & Defense Equipment (1.12%)			TTM Technologies Inc (a)	15,010	119
BE Aerospace Inc (a)	10,274	147
Moog Inc (a)	4,710	122	Commercial Banks (5.67%)
Triumph Group Inc	5,830	233	Banco Latinoamericano de Exportaciones SA	15,160	188

		502	Bank of Hawaii Corp	8,781	315

			Bank of the Ozarks Inc	6,960	151
Airlines (0.36%)			City Holding Co	6,110	185
Alaska Air Group Inc (a)	4,320	79	Community Bank System Inc	10,410	152
JetBlue Airways Corp (a)	19,540	83	First Financial Bancorp	6,890	52

		162	FirstMerit Corp	15,191	258

Alternative Waste Tech (0.20%)			Iberiabank Corp	3,010	119
Calgon Carbon Corp (a)	6,600	92	Independent Bank Corp/Rockland MA	5,420	107
			NBT Bancorp Inc	7,860	171
Apparel Manufacturers (0.58%)			Pinnacle Financial Partners Inc (a)	4,042	54
True Religion Apparel Inc (a)	11,770	262	Prosperity Bancshares Inc	10,520	314
Applications Software (0.79%)			Renasant Corp	5,020	75
Actuate Corp (a)	14,450	69	Republic Bancorp Inc/KY	3,100	70
Quest Software Inc (a)	20,490	286	Smithtown Bancorp Inc	7,850	100

		355	Tompkins Financial Corp	1,970	94

			Trustmark Corp	7,620	147

Batteries & Battery Systems (0.37%)					2,552

EnerSys (a)	9,050	165
			Commercial Services (1.18%)
Beverages - Wine & Spirits (0.49%)			Arbitron Inc	4,170	66
Central European Distribution Corp (a)	8,242	219	PHH Corp (a)	18,266	332
			Steiner Leisure Ltd (a)	4,360	133

Building - Heavy Construction (0.64%)					531

Granite Construction Inc	3,730	124
			Commercial Services - Finance (1.24%)
Orion Marine Group Inc (a)	4,330	82
			CBIZ Inc (a)	19,180	137
Sterling Construction Co Inc (a)	5,210	80

			Morningstar Inc (a)	3,476	143

		286	Wright Express Corp (a)	10,980	280

Building - Maintenance & Service (0.40%)					560

ABM Industries Inc	9,960	180
			Computer Aided Design (0.42%)
Building & Construction - Miscellaneous (0.36%)			Parametric Technology Corp (a)	16,210	189
Insituform Technologies Inc (a)	9,460	161
			Computer Services (0.63%)
Casino Services (0.79%)			Ciber Inc (a)	24,730	77
Bally Technologies Inc (a)	11,810	353	Insight Enterprises Inc (a)	10,910	105
			SYKES Enterprises Inc (a)	5,580	101

Cellular Telecommunications (0.27%)					283

Syniverse Holdings Inc (a)	7,530	121	Computers - Integrated Systems (0.81%)
			Jack Henry & Associates Inc	14,490	301
Chemicals - Diversified (0.20%)
Innophos Holdings Inc	5,300	90	Super Micro Computer Inc (a)	8,520	65

					366

See accompanying notes

279

Schedule of Investments
SmallCap Blend Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consulting Services (1.37%)			Electric - Integrated (continued)
FTI Consulting Inc (a)	1,970 $	100	IDACORP Inc	5,470 $	143
Huron Consulting Group Inc (a)	5,812	269	NorthWestern Corp	10,470	238
ICF International Inc (a)	2,240	62	Portland General Electric Co	10,605	207
Navigant Consulting Inc (a)	6,500	84	Westar Energy Inc	13,250	249

Watson Wyatt Worldwide Inc	2,760	103			1,156

		618	Electric Products - Miscellaneous (0.48%)

Consumer Products - Miscellaneous (0.48%)			GrafTech International Ltd (a)	19,116	216
Central Garden and Pet Co - A Shares (a)	11,830	116
Tupperware Brands Corp	3,830	100	Electronic Components - Miscellaneous (1.14%)

		216	Benchmark Electronics Inc (a)	17,700	255

			CTS Corp	13,240	86
Containers - Metal & Glass (0.62%)			OSI Systems Inc (a)	3,490	73
Silgan Holdings Inc	5,680	278	Rogers Corp (a)	4,900	99

Containers - Paper & Plastic (0.95%)					513

Rock-Tenn Co	11,210	428	Electronic Components - Semiconductors (2.31%)
			IXYS Corp	13,220	134
Cosmetics & Toiletries (0.41%)			Kopin Corp (a)	20,660	76
Chattem Inc (a)	2,690	183	Microsemi Corp (a)	9,890	137
			PMC - Sierra Inc (a)	21,030	167
Data Processing & Management (0.33%)
			Silicon Laboratories Inc (a)	5,150	195
Broadridge Financial Solutions Inc	4,620	77
			Skyworks Solutions Inc (a)	33,520	328

CSG Systems International Inc (a)	5,300	70

					1,037

		147

			Electronic Security Devices (0.35%)
Diagnostic Equipment (0.61%)
			American Science & Engineering Inc	2,283	158
Immucor Inc (a)	19,990	275
			E-Marketing & Information (0.61%)
Diagnostic Kits (0.39%)
			Digital River Inc (a)	7,580	275
Meridian Bioscience Inc	7,751	175
			Engineering - Research & Development Services (0.82%)
Disposable Medical Products (0.33%)
			EMCOR Group Inc (a)	15,022	302
Merit Medical Systems Inc (a)	9,140	149
			Exponent Inc (a)	2,640	65

Distribution & Wholesale (0.72%)					367

Beacon Roofing Supply Inc (a)	11,910	172	Enterprise Software & Services (1.91%)
FGX International Holdings Ltd (a)	6,160	70	Informatica Corp (a)	12,240	210
Titan Machinery Inc (a)	6,600	84	JDA Software Group Inc (a)	4,981	75

		326	Mantech International Corp (a)	3,890	168

Diversified Manufacturing Operations (2.30%)			Sybase Inc (a)	4,990	156
Ameron International Corp	1,560	104	SYNNEX Corp (a)	10,060	251

AZZ Inc (a)	8,080	278			860

Brink's Co/The	5,130	149	Entertainment Software (0.56%)
ESCO Technologies Inc (a)	2,840	127	Take-Two Interactive Software Inc (a)	26,690	253
Koppers Holdings Inc	14,247	376

		1,034	Environmental Consulting & Engineering (0.39%)

			Tetra Tech Inc (a)	6,120	175
Diversified Operations (0.16%)
Compass Diversified Holdings	9,000	73	E-Services - Consulting (0.22%)
			Websense Inc (a)	5,430	97
Electric - Integrated (2.57%)
Avista Corp	17,920	319

See accompanying notes

280

Schedule of Investments
SmallCap Blend Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker (1.16%)			Internet Infrastructure Software (continued)
Knight Capital Group Inc (a)	10,700 $	182	TIBCO Software Inc (a)	28,410 $		203

Stifel Financial Corp (a)	3,040	146				371

SWS Group Inc	13,730	192	Internet Security (0.33%)

		520	Blue Coat Systems Inc (a)	9,050		150

Finance - Leasing Company (0.20%)
Financial Federal Corp	4,413	91	Internet Telephony (0.35%)
			j2 Global Communications Inc (a)	6,900		156
Food - Canned (0.34%)
TreeHouse Foods Inc (a)	5,380	155	Intimate Apparel (0.66%)
			Warnaco Group Inc/The (a)	9,186		298
Food - Miscellaneous/Diversified (1.19%)
American Italian Pasta Co (a)	7,310	213	Investment Companies (0.79%)
Diamond Foods Inc	2,610	73	Ares Capital Corp	21,710		175
Lancaster Colony Corp	2,230	98	Hercules Technology Growth Capital Inc	16,619		139
Ralcorp Holdings Inc (a)	2,470	151	PennantPark Investment Corp	5,538		39

		535				353

Food - Wholesale & Distribution (0.18%)			Investment Management & Advisory Services (0.16%)
Fresh Del Monte Produce Inc (a)	5,010	81	Calamos Asset Management Inc	5,150		73

Footwear & Related Apparel (0.91%)			Lasers - Systems & Components (0.60%)
Iconix Brand Group Inc (a)	17,540	270	Coherent Inc (a)	5,290		109
Steven Madden Ltd (a)	5,476	139	Rofin-Sinar Technologies Inc (a)	7,920		159

		409				268

Gas - Distribution (1.47%)			Life & Health Insurance (0.67%)
Northwest Natural Gas Co	7,420	329	Delphi Financial Group Inc	8,170		159
South Jersey Industries Inc	5,637	196	Presidential Life Corp	5,257		40
WGL Holdings Inc	4,210	135	StanCorp Financial Group Inc	3,590		103

		660				302

Home Furnishings (0.46%)			Linen Supply & Related Items (0.15%)
Tempur-Pedic International Inc	15,660	205	G&K Services Inc	3,190		67

Human Resources (0.52%)			Machinery - Construction & Mining (0.57%)
Emergency Medical Services Corp (a)	6,350	234	Astec Industries Inc (a)	2,780		82
			Bucyrus International Inc	6,020		172

Instruments - Scientific (0.68%)						254

FEI Co (a)	13,390	307	Machinery - General Industry (0.99%)
			Middleby Corp (a)	3,420		150
Insurance Brokers (0.24%)

eHealth Inc (a)	3,850	68	Wabtec Corp	9,110		293

Life Partners Holdings Inc	2,770	39				443

		107	Medical - Biomedical/Gene (3.50%)

			Acorda Therapeutics Inc (a)	2,320		65
Internet Application Software (0.43%)
S1 Corp (a)	27,940	193	American Oriental Bioengineering Inc (a)	20,100		106
			Arqule Inc (a)	10,970		67
Internet Infrastructure Equipment (0.48%)			Bio-Rad Laboratories Inc (a)	1,950		147
Avocent Corp (a)	15,430	215	Celera Corp (a)	29,170		223
			Cubist Pharmaceuticals Inc (a)	10,597		194
Internet Infrastructure Software (0.83%)			Exelixis Inc (a)	36,430		178
AsiaInfo Holdings Inc (a)	9,750	168	Human Genome Sciences Inc (a)	47,240		135

See accompanying notes

281

Schedule of Investments
SmallCap Blend Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Networking Products (1.30%)
Incyte Corp (a)	44,290 $	146	3Com Corp (a)	79,000 $		372
Maxygen Inc (a)	10,101	68	Polycom Inc (a)	10,570		214

United Therapeutics Corp (a)	1,910	159				586

XOMA Ltd (a)	106,000	87	Non-Ferrous Metals (0.14%)

		1,575	Horsehead Holding Corp (a)	8,430		63

Medical - Drugs (1.16%)
Array Biopharma Inc (a)	14,280	45	Non-Hazardous Waste Disposal (0.35%)
China Sky One Medical Inc (a)	3,430	46	Waste Connections Inc (a)	6,160		160
Myriad Pharmaceuticals Inc (a)	1,755	8
			Oil - Field Services (1.85%)
Orexigen Therapeutics Inc (a)	18,100	93
			Hornbeck Offshore Services Inc (a)	8,460		181
PharMerica Corp (a)	8,280	163
			Matrix Service Co (a)	13,309		152
Progenics Pharmaceuticals Inc (a)	10,440	54
			Oil States International Inc (a)	8,460		205
XenoPort Inc (a)	4,800	111

			Willbros Group Inc (a)	23,570		295

		520

						833

Medical - Generic Drugs (0.56%)
			Oil Company - Exploration & Production (1.98%)
Par Pharmaceutical Cos Inc (a)	5,610	85
			Arena Resources Inc (a)	3,670		117
Perrigo Co	5,970	166

			Berry Petroleum Co	8,910		166
		251

			Comstock Resources Inc (a)	4,940		163
Medical - Hospitals (0.40%)			Concho Resources Inc/Midland TX (a)	5,290		152
Universal Health Services Inc	3,670	179	EXCO Resources Inc (a)	18,980		245
			Mariner Energy Inc (a)	4,020		47

Medical - Nursing Homes (0.44%)						890

Ensign Group Inc/The	7,410	105
Skilled Healthcare Group Inc (a)	12,130	91	Oil Refining & Marketing (0.12%)

		196	CVR Energy Inc (a)	7,560		55

Medical - Outpatient & Home Medical Care (1.04%)			Pastoral & Agricultural (0.39%)
Amedisys Inc (a)	6,924	229	AgFeed Industries Inc (a)	29,610		176
Gentiva Health Services Inc (a)	4,820	79
LHC Group Inc (a)	7,180	159	Pharmacy Services (0.60%)

		467	Catalyst Health Solutions Inc (a)	10,820		270

Medical Instruments (0.69%)			Physical Therapy & Rehabilitation Centers (0.67%)
Genomic Health Inc (a)	7,120	123	Psychiatric Solutions Inc (a)	5,240		119
Kensey Nash Corp (a)	7,210	189	RehabCare Group Inc (a)	7,680		184

		312				303

Medical Laboratory & Testing Service (0.59%)			Private Corrections (0.39%)
ICON PLC ADR (a)	12,240	264	Cornell Cos Inc (a)	10,769		175

Medical Products (1.55%)			Property & Casualty Insurance (0.57%)
American Medical Systems Holdings Inc (a)	17,950	284	Amtrust Financial Services Inc	12,422		142
Cantel Medical Corp (a)	9,620	156	Tower Group Inc	4,650		115

Zoll Medical Corp (a)	13,287	257				257

		697

			Quarrying (0.44%)
Metal Processors & Fabrication (0.16%)			Compass Minerals International Inc	3,610		198
LB Foster Co (a)	2,390	72
			Recreational Vehicles (0.26%)
Metal Products - Distribution (0.21%)			Polaris Industries Inc	3,620		116
AM Castle & Co	7,840	95

See accompanying notes

282

Schedule of Investments
SmallCap Blend Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (2.18%)			Retail - Apparel & Shoe (continued)
Argo Group International Holdings Ltd (a)	6,380 $	180	Wet Seal Inc/The (a)	45,627 $		140

Aspen Insurance Holdings Ltd	17,050	381				837

Max Capital Group Ltd	2,760	51	Retail - Appliances (0.15%)
Platinum Underwriters Holdings Ltd	9,380	268	hhgregg Inc (a)	4,310		65
Validus Holdings Ltd	4,500	99

		979	Retail - Building Products (0.13%)

REITS - Apartments (0.33%)			Lumber Liquidators Inc (a)	3,720		59
Essex Property Trust Inc	2,380	148
			Retail - Discount (0.67%)
REITS - Healthcare (0.51%)			99 Cents Only Stores (a)	16,840		229
Nationwide Health Properties Inc	1,820	47	Citi Trends Inc (a)	2,820		73

Omega Healthcare Investors Inc	7,480	116				302

Universal Health Realty Income Trust	2,100	66	Retail - Fabric Store (0.51%)

		229	Jo-Ann Stores Inc (a)	11,030		228

REITS - Mortgage (1.61%)
			Retail - Gardening Products (0.29%)
Capstead Mortgage Corp	7,770	99
			Tractor Supply Co (a)	3,180		131
Chimera Investment Corp	52,913	185
MFA Mortgage Investments Inc	55,470	384	Retail - Hair Salons (0.22%)
NorthStar Realty Finance Corp	20,650	58	Regis Corp	5,580		97

		726

REITS - Office Property (0.61%)			Retail - Pawn Shops (0.36%)
Alexandria Real Estate Equities Inc	5,950	213	Cash America International Inc	6,920		162
Kilroy Realty Corp	3,010	62	Retail - Perfume & Cosmetics (0.29%)

		275	Sally Beauty Holdings Inc (a)	20,280		129

REITS - Regional Malls (0.32%)
Macerich Co/The	8,120	143	Retail - Petroleum Products (0.40%)
			World Fuel Services Corp	4,330		179
REITS - Shopping Centers (0.74%)
Inland Real Estate Corp	22,940	161	Retail - Restaurants (1.42%)
Saul Centers Inc	3,740	111	Buffalo Wild Wings Inc (a)	2,270		74
Urstadt Biddle Properties Inc	4,439	62	CKE Restaurants Inc	14,574		124

		334	Jack in the Box Inc (a)	11,520		259

			PF Chang's China Bistro Inc (a)	3,635		116
REITS - Single Tenant (0.13%)			Ruby Tuesday Inc (a)	9,670		64

Getty Realty Corp	3,190	60
						637

Rental - Auto & Equipment (0.73%)			Retail - Sporting Goods (0.43%)
Aaron's Inc	7,080	211	Hibbett Sports Inc (a)	10,640		192
Rent-A-Center Inc/TX (a)	6,680	119

		330	Savings & Loans - Thrifts (1.00%)

			ESSA Bancorp Inc	6,450		88
Research & Development (0.63%)			Flushing Financial Corp	7,280		68
Parexel International Corp (a)	19,820	285
			OceanFirst Financial Corp	6,140		73
Retail - Apparel & Shoe (1.86%)			Provident Financial Services Inc	7,870		72
Aeropostale Inc (a)	5,560	190	United Financial Bancorp Inc	5,840		81
Dress Barn Inc (a)	11,250	161	WSFS Financial Corp	2,494		68

Genesco Inc (a)	7,790	146				450

JOS A Bank Clothiers Inc (a)	2,370	82	Schools (0.51%)
Stage Stores Inc	10,590	118	Capella Education Co (a)	2,240		134

See accompanying notes

283

Schedule of Investments
SmallCap Blend Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (continued)			Transport - Air Freight (0.45%)
Grand Canyon Education Inc (a)	5,760 $	97	Atlas Air Worldwide Holdings Inc (a)	8,730 $	202

		231

			Transport - Marine (0.09%)
Semiconductor Component - Integrated Circuits (1.16%)			Overseas Shipholding Group Inc	1,170	40
Hittite Microwave Corp (a)	5,820	202
Integrated Device Technology Inc (a)	32,210	195	Transport - Services (0.47%)
Micrel Inc	9,220	68	HUB Group Inc (a)	10,316	213
Pericom Semiconductor Corp (a)	6,580	55

		520	Transport - Truck (0.34%)

			Heartland Express Inc	5,920	87
Semiconductor Equipment (0.45%)
Entegris Inc (a)	44,040	120	Marten Transport Ltd (a)	3,180	66

Ultratech Inc (a)	6,890	85			153

		205	Wireless Equipment (0.20%)

			Viasat Inc (a)	3,474	89

Telecommunication Equipment (0.93%)
Anaren Inc (a)	4,380	77	TOTAL COMMON STOCKS	$ 43,656

Arris Group Inc (a)	12,550	153		Principal
Comtech Telecommunications Corp (a)	3,822	122		Amount	Value

Symmetricom Inc (a)	11,580	67		(000's)	(000's)

		419	SHORT TERM INVESTMENTS (0.82%)

			Commercial Paper (0.82%)
Telecommunication Equipment - Fiber Optics (0.27%)			Investment in Joint Trading Account; Federal
Harmonic Inc (a)	20,890	123	Home Loan Bank Discount Notes
			0.01%, 7/ 1/2009 (b)	$ 369 $	369

Telecommunication Services (1.25%)			TOTAL SHORT TERM INVESTMENTS	$ 369

Consolidated Communications Holdings Inc	12,940	151
MasTec Inc (a)	7,900	93	REPURCHASE AGREEMENTS (1.94%)
NTELOS Holdings Corp	7,540	139	Diversified Banking Institutions (1.94%)
Premiere Global Services Inc (a)	16,660	181	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.05%
		564	dated 06/30/09 maturing 07/01/09

Telephone - Integrated (0.14%)			(collateralized by Sovereign Agency
			Issues; $404,000; 0.00% - 6.25%; dated
General Communication Inc (a)	8,960	62	07/10/09 - 02/16/17)	$ 396 $	396
			Investment in Joint Trading Account; Credit
Theaters (0.21%)			Suisse Repurchase Agreement; 0.02%
National CineMedia Inc	6,990	96	dated 06/30/09 maturing 07/01/09
			(collateralized by US Treasury Note;
Therapeutics (1.32%)			$162,000; 0.88%; dated 03/31/11)	159	159
Allos Therapeutics Inc (a)	16,220	134	Investment in Joint Trading Account;
Isis Pharmaceuticals Inc (a)	10,300	170	Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09
Onyx Pharmaceuticals Inc (a)	4,810	136	(collateralized by Sovereign Agency
Vivus Inc (a)	24,990	152	Issues; $162,000; 3.12% - 4.63%; dated

		592	12/06/10 - 10/10/12)	158	158

Tools - Hand Held (0.37%)
Snap-On Inc	5,820	167

Toys (0.34%)
Marvel Entertainment Inc (a)	4,350	155

Transactional Software (0.40%)
Solera Holdings Inc (a)	7,120	181

See accompanying notes

284

Schedule of Investments SmallCap Blend Account June 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $162,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	$ 158 $	158

871

TOTAL REPURCHASE AGREEMENTS	$ 871

Total Investments	$ 44,896
Other Assets in Excess of Liabilities, Net - 0.16%		72

TOTAL NET ASSETS - 100.00%	$ 44,968

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,624
Unrealized Depreciation	(6,422)

Net Unrealized Appreciation (Depreciation)	(1,798)
Cost for federal income tax purposes	46,694
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.32%
Financial	18.83%
Industrial	16.91%
Consumer, Cyclical	12.16%
Technology	9.77%
Communications	7.61%
Utilities	4.04%
Energy	3.96%
Basic Materials	1.26%
Mortgage Securities	0.82%
Diversified	0.16%
Other Assets in Excess of Liabilities, Net	0.16%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.92%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	17	$ 853	$ 863	$ 10
All dollar amounts are shown in thousands (000's)

See accompanying notes

285

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.96%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.22%)			Commercial Banks (continued)
BE Aerospace Inc (a)	7,689 $	110	Western Alliance Bancorp (a)	36,235 $	248

Ducommun Inc	1,850	35			1,551

		145	Commercial Services (1.18%)

Airlines (0.34%)			Healthcare Services Group Inc	12,500	223
Airtran Holdings Inc (a)	35,211	218	HMS Holdings Corp (a)	13,300	542

					765

Alternative Waste Tech (0.66%)
Calgon Carbon Corp (a)	28,134	391	Computer Aided Design (0.91%)
Darling International Inc (a)	5,404	35	ANSYS Inc (a)	18,888	589

		426	Computer Services (0.09%)

Apparel Manufacturers (0.25%)			iGate Corp	8,420	56
Under Armour Inc (a)	7,302	163
			Computers - Integrated Systems (3.15%)
Applications Software (1.48%)			Brocade Communications Systems Inc (a)	51,590	404
Ebix Inc (a)	13,127	411	Micros Systems Inc (a)	18,652	472
EPIQ Systems Inc (a)	4,659	71	NCI Inc (a)	14,111	429
Nuance Communications Inc (a)	39,522	478	Netscout Systems Inc (a)	7,393	69

		960	Riverbed Technology Inc (a)	29,011	673

Auto/Truck Parts & Equipment - Original (0.45%)					2,047

Titan International Inc	19,100	143	Computers - Memory Devices (1.26%)
Wonder Auto Technology Inc (a)	14,958	151	Data Domain Inc (a)	14,207	474

		294	STEC Inc (a)	14,700	341

Batteries & Battery Systems (0.66%)					815

EnerSys (a)	23,600	429	Computers - Peripheral Equipment (0.40%)
			Compellent Technologies Inc (a)	17,145	261
Broadcasting Services & Programming (0.16%)
DG FastChannel Inc (a)	3,447	63	Consumer Products - Miscellaneous (0.80%)
Outdoor Channel Holdings Inc (a)	6,656	39	Helen of Troy Ltd (a)	4,812	80

		102	Jarden Corp (a)	12,046	226

Building - Heavy Construction (0.49%)			Scotts Miracle-Gro Co/The	6,100	214

Orion Marine Group Inc (a)	16,900	321			520

			Containers - Metal & Glass (0.30%)
Building - Residential & Commercial (0.37%)			Greif Inc	4,382	194
Ryland Group Inc	14,400	242
			Containers - Paper & Plastic (1.02%)
Building & Construction - Miscellaneous (0.25%)			Rock-Tenn Co	17,297	660
Layne Christensen Co (a)	2,593	53
MYR Group Inc/Delaware (a)	5,329	108	Cosmetics & Toiletries (0.62%)

		161	Chattem Inc (a)	5,900	402

Chemicals - Specialty (0.20%)			Decision Support Software (0.15%)
Arch Chemicals Inc	5,176	127	Interactive Intelligence Inc (a)	7,724	95

Commercial Banks (2.39%)			Diagnostic Equipment (0.11%)
Iberiabank Corp	5,338	210	Cepheid Inc (a)	7,867	74
PrivateBancorp Inc	19,589	436
Prosperity Bancshares Inc	9,235	276	Diagnostic Kits (0.21%)
Signature Bank/New York NY (a)	4,760	129	Quidel Corp (a)	9,525	139
Texas Capital Bancshares Inc (a)	16,320	252

See accompanying notes

286

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Direct Marketing (0.08%)			Engineering - Research & Development
APAC Customer Services Inc (a)	10,532 $	54	Services (continued)
			VSE Corp	2,313 $	60

Distribution & Wholesale (1.68%)					459

FGX International Holdings Ltd (a)	4,949	56	Enterprise Software & Services (3.14%)
LKQ Corp (a)	19,062	314	Advent Software Inc (a)	2,621	86
MWI Veterinary Supply Inc (a)	4,155	145	Concur Technologies Inc (a)	2,670	83
Owens & Minor Inc	5,181	227	MedAssets Inc (a)	28,180	548
Tech Data Corp (a)	10,700	350	MicroStrategy Inc (a)	2,260	113

		1,092	Sybase Inc (a)	7,522	236

Diversified Manufacturing Operations (1.04%)			Taleo Corp (a)	12,543	229
Ameron International Corp	721	48	Ultimate Software Group Inc (a)	30,719	745

ESCO Technologies Inc (a)	11,538	517			2,040

Koppers Holdings Inc	4,045	107	Environmental Consulting & Engineering (0.55%)

		672	Tetra Tech Inc (a)	12,424	356

Drug Delivery Systems (0.40%)
Alkermes Inc (a)	12,500	135	E-Services - Consulting (0.91%)
Nektar Therapeutics (a)	19,400	126	GSI Commerce Inc (a)	41,439	590

		261	Finance - Consumer Loans (0.15%)

Educational Software (0.93%)			Portfolio Recovery Associates Inc (a)	2,461	95
Blackboard Inc (a)	16,888	488
PLATO Learning Inc (a)	4,019	16	Finance - Investment Banker & Broker (0.40%)
SkillSoft PLC ADR (a)	13,230	103	KBW Inc (a)	6,197	178

		607	Piper Jaffray Cos (a)	1,910	84

					262

Electric - Transmission (0.22%)
ITC Holdings Corp	3,180	144	Food - Miscellaneous/Diversified (1.46%)
			American Italian Pasta Co (a)	10,650	310
Electronic Components - Semiconductors (3.37%)			Chiquita Brands International Inc (a)	43,137	443
Advanced Analogic Technologies Inc (a)	10,028	46	Diamond Foods Inc	6,946	194

Cavium Networks Inc (a)	18,133	305			947

Macrovision Solutions Corp (a)	29,563	645	Footwear & Related Apparel (1.42%)
Microsemi Corp (a)	27,595	381	Iconix Brand Group Inc (a)	53,910	829
Monolithic Power Systems Inc (a)	10,127	227	Steven Madden Ltd (a)	3,707	94

Netlogic Microsystems Inc (a)	8,224	300			923

Skyworks Solutions Inc (a)	29,300	286

		2,190	Gold Mining (0.16%)

			Allied Nevada Gold Corp (a)	12,650	102
Electronic Connectors (0.42%)
Thomas & Betts Corp (a)	9,400	271	Hazardous Waste Disposal (0.84%)
			Clean Harbors Inc (a)	5,700	308
Electronic Measurement Instruments (0.06%)			EnergySolutions Inc	25,800	237

LeCroy Corp (a)	11,114	42			545

Energy - Alternate Sources (0.26%)			Health Care Cost Containment (0.19%)
Comverge Inc (a)	6,079	74	Transcend Services Inc (a)	7,907	125
FuelCell Energy Inc (a)	18,242	76
Headwaters Inc (a)	6,463	22	Human Resources (1.04%)

		172	Emergency Medical Services Corp (a)	7,600	280

			Kenexa Corp (a)	4,083	47
Engineering - Research & Development Services (0.71%)
EMCOR Group Inc (a)	19,820	399

See accompanying notes

287

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Leisure & Recreation Products (0.88%)
SuccessFactors Inc (a)	38,040 $	349	WMS Industries Inc (a)	18,040 $	568

		676

			Life & Health Insurance (0.10%)
Industrial Audio & Video Products (0.17%)			Delphi Financial Group Inc	3,266	63
Imax Corp (a)	13,339	108
			Lighting Products & Systems (0.40%)
Industrial Automation & Robots (0.24%)			Universal Display Corp (a)	26,517	259
Nordson Corp	3,970	153
			Machinery - Construction & Mining (0.64%)
Industrial Gases (0.29%)			Bucyrus International Inc	14,636	418
Airgas Inc	4,604	187
			Machinery - Electrical (0.30%)
Instruments - Controls (0.43%)			Regal-Beloit Corp	4,966	197
Woodward Governor Co	14,000	277
			Machinery - General Industry (0.57%)
Instruments - Scientific (0.63%)			DXP Enterprises Inc (a)	5,428	62
FEI Co (a)	14,950	342	Wabtec Corp	9,605	309

Varian Inc (a)	1,760	70			371

		412

			Machinery - Print Trade (0.03%)
Internet Application Software (0.37%)			Presstek Inc (a)	15,637	22
Art Technology Group Inc (a)	18,393	70
Clicksoftware Technologies Ltd (a)	10,181	67	Medical - Biomedical/Gene (4.64%)
Cybersource Corp (a)	6,526	100	Acorda Therapeutics Inc (a)	4,600	130

		237	Alexion Pharmaceuticals Inc (a)	6,182	254

Internet Financial Services (0.00%)			Cougar Biotechnology Inc (a)	3,700	159
Online Resources Corp (a)	308	2	Emergent Biosolutions Inc (a)	15,137	217
			Halozyme Therapeutics Inc (a)	24,100	168
Internet Incubators (0.24%)			Illumina Inc (a)	10,588	412
Internet Capital Group Inc (a)	22,699	153	Immunogen Inc (a)	7,535	65
			Martek Biosciences Corp (a)	6,350	134
Internet Infrastructure Software (1.46%)			Myriad Genetics Inc (a)	7,162	255
AsiaInfo Holdings Inc (a)	25,614	441	Regeneron Pharmaceuticals Inc (a)	24,167	433
F5 Networks Inc (a)	14,600	505	Seattle Genetics Inc (a)	31,762	309

		946	United Therapeutics Corp (a)	5,733	478

Internet Security (0.58%)					3,014

Blue Coat Systems Inc (a)	15,900	263	Medical - Drugs (0.60%)
Sourcefire Inc (a)	9,346	116	Array Biopharma Inc (a)	20,600	65

		379	Auxilium Pharmaceuticals Inc (a)	5,800	182

Internet Telephony (0.25%)			Medivation Inc (a)	6,000	134
j2 Global Communications Inc (a)	7,278	164	Myriad Pharmaceuticals Inc (a)	2,338	11

					392

Intimate Apparel (0.51%)
Warnaco Group Inc/The (a)	10,174	330	Medical - Generic Drugs (0.11%)
			Par Pharmaceutical Cos Inc (a)	4,557	69
Investment Management & Advisory Services (0.12%)
Westwood Holdings Group Inc	1,859	78	Medical - Outpatient & Home Medical Care (0.30%)
			LHC Group Inc (a)	8,900	198
Lasers - Systems & Components (0.46%)
II-VI Inc (a)	13,510	300	Medical Imaging Systems (0.05%)
			Merge Healthcare Inc (a)	7,462	32

See accompanying notes

288

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Information Systems (1.12%)			Non-Ferrous Metals (0.26%)
athenahealth Inc (a)	5,917 $	219	Horsehead Holding Corp (a)	22,947 $	171
Computer Programs & Systems Inc	1,868	71
Phase Forward Inc (a)	28,764	435	Oil - Field Services (0.36%)

		725	Helix Energy Solutions Group Inc (a)	21,300	232

Medical Instruments (2.81%)			Oil Company - Exploration & Production (2.77%)
Bruker BioSciences Corp (a)	10,599	98	Arena Resources Inc (a)	11,200	357
CryoLife Inc (a)	8,050	45	Atlas Energy Resources LLC	7,988	163
Genomic Health Inc (a)	9,610	167	GMX Resources Inc (a)	3,142	33
Integra LifeSciences Holdings Corp (a)	10,500	278	Goodrich Petroleum Corp (a)	9,600	236
NuVasive Inc (a)	6,445	287	Mariner Energy Inc (a)	40,803	480
Thoratec Corp (a)	22,176	594	Whiting Petroleum Corp (a)	15,011	528

Volcano Corp (a)	25,545	357			1,797

		1,826

			Oil Field Machinery & Equipment (0.70%)
Medical Laboratory & Testing Service (1.21%)			Dril-Quip Inc (a)	11,860	452
Bio-Reference Labs Inc (a)	16,919	535
ICON PLC ADR (a)	11,500	248	Patient Monitoring Equipment (0.10%)

		783	Somanetics Corp (a)	3,925	65

Medical Products (1.85%)			Pharmacy Services (1.02%)
BioMimetic Therapeutics Inc (a)	31,868	295	BioScrip Inc (a)	27,188	161
Cyberonics Inc (a)	4,892	81	Catalyst Health Solutions Inc (a)	16,521	412
Greatbatch Inc (a)	3,587	81	SXC Health Solutions Corp (a)	3,468	88

Haemonetics Corp (a)	10,840	618			661

Synovis Life Technologies Inc (a)	1,320	27
Wright Medical Group Inc (a)	5,949	97	Physical Therapy & Rehabilitation Centers (0.46%)

		1,199	Psychiatric Solutions Inc (a)	6,800	155

			RehabCare Group Inc (a)	5,941	142

Medical Sterilization Products (0.39%)					297

STERIS Corp	9,600	250
			Physician Practice Management (0.27%)
Metal Processors & Fabrication (0.41%)			Mednax Inc (a)	4,187	176
CIRCOR International Inc	2,440	57
Dynamic Materials Corp	7,190	139	Power Converter & Supply Equipment (0.12%)
Kaydon Corp	2,113	69	A-Power Energy Generation Systems Ltd (a)	5,873	47

		265	Powell Industries Inc (a)	893	33

					80

Miscellaneous Manufacturers (0.03%)
American Railcar Industries Inc	2,542	21	Printing - Commercial (0.34%)
			VistaPrint Ltd (a)	5,209	222
Multimedia (0.67%)
Factset Research Systems Inc	8,659	432	Property & Casualty Insurance (0.91%)
			HCC Insurance Holdings Inc	11,378	273
Networking Products (1.39%)			Navigators Group Inc (a)	6,022	268
Acme Packet Inc (a)	8,705	88	PMA Capital Corp (a)	10,873	49

Atheros Communications Inc (a)	12,524	241			590

BigBand Networks Inc (a)	12,954	67	Publishing - Newspapers (0.09%)
Ixia (a)	22,188	150	Dolan Media Co (a)	4,609	59
Starent Networks Corp (a)	14,600	356

		902	Recycling (0.06%)

			Metalico Inc (a)	9,028	42

See accompanying notes

289

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (0.63%)			Schools (continued)
Ventas Inc	13,749 $	411	Capella Education Co (a)	3,580 $		215
			Corinthian Colleges Inc (a)	5,323		90
REITS - Office Property (0.16%)			K12 Inc (a)	3,755		81

BioMed Realty Trust Inc	10,132	104				461

Research & Development (0.23%)			Semiconductor Component - Integrated Circuits (1.40%)
Kendle International Inc (a)	5,785	71	Cirrus Logic Inc (a)	10,715		48
Parexel International Corp (a)	5,682	81	Hittite Microwave Corp (a)	16,160		562

		152	Power Integrations Inc	12,541		298

						908

Respiratory Products (1.00%)
ResMed Inc (a)	15,931	649	Semiconductor Equipment (0.28%)
			Amtech Systems Inc (a)	7,540		37
Retail - Apparel & Shoe (3.80%)			Varian Semiconductor Equipment Associates
Aeropostale Inc (a)	16,370	561	Inc (a)	5,978		143

Charming Shoppes Inc (a)	45,064	168				180

Chico's FAS Inc (a)	60,546	589	Software Tools (0.54%)
Childrens Place Retail Stores Inc/The (a)	12,169	321	ArcSight Inc (a)	19,800		352
J Crew Group Inc (a)	2,788	75
Phillips-Van Heusen Corp	14,628	420	Steel - Producers (0.34%)
Wet Seal Inc/The (a)	108,029	332	Steel Dynamics Inc	14,944		220

		2,466

			Superconductor Production & Systems (0.32%)
Retail - Auto Parts (0.03%)			American Superconductor Corp (a)	7,841		206
PEP Boys-Manny Moe & Jack	1,943	20
			Telecommunication Equipment (1.26%)
Retail - Catalog Shopping (0.11%)			Anaren Inc (a)	1,628		29
Coldwater Creek Inc (a)	11,412	69	Applied Signal Technology Inc	4,265		109
Retail - Discount (0.88%)			CommScope Inc (a)	9,490		249

99 Cents Only Stores (a)	42,013	571	Nice Systems Ltd ADR (a)	18,655		430

						817

Retail - Perfume & Cosmetics (0.49%)			Telecommunication Equipment - Fiber Optics (0.29%)
Ulta Salon Cosmetics & Fragrance Inc (a)	28,430	316	Harmonic Inc (a)	32,131		189

Retail - Restaurants (2.07%)			Telecommunication Services (1.49%)
BJ's Restaurants Inc (a)	14,430	243	Neutral Tandem Inc (a)	32,734		966
California Pizza Kitchen Inc (a)	7,677	102
Chipotle Mexican Grill Inc (a)	1,866	149	Theaters (0.52%)
Jack in the Box Inc (a)	8,353	188	Cinemark Holdings Inc	5,831		66
Panera Bread Co (a)	5,200	259	National CineMedia Inc	19,900		274

Texas Roadhouse Inc (a)	37,000	404				340

		1,345	Therapeutics (0.56%)

Retail - Sporting Goods (0.08%)			Allos Therapeutics Inc (a)	18,000		149
Big 5 Sporting Goods Corp	4,892	54	Isis Pharmaceuticals Inc (a)	10,567		174
			Medarex Inc (a)	4,746		40

Satellite Telecommunications (0.51%)						363

DigitalGlobe Inc (a)	9,963	191
			Toys (0.95%)
GeoEye Inc (a)	5,800	137

			Marvel Entertainment Inc (a)	17,273		615
		328

Schools (0.71%)
American Public Education Inc (a)	1,891	75

See accompanying notes

290

Schedule of Investments SmallCap Growth Account II June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transactional Software (0.11%)			Diversified Banking Institutions (continued)
Synchronoss Technologies Inc (a)	5,950 $	73	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Marine (0.12%)			0.08% dated 06/30/09 maturing 07/01/09
Genco Shipping & Trading Ltd	3,667	80	(collateralized by Sovereign Agency
			Issues; $307,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	$ 301 $	301
Transport - Services (0.86%)			Investment in Joint Trading Account;
HUB Group Inc (a)	27,104	559	Morgan Stanley Repurchase Agreement;
			0.03% dated 06/30/09 maturing 07/01/09
Transport - Truck (0.88%)			(collateralized by Sovereign Agency
Landstar System Inc	12,536	450	Issues; $307,000; 2.38% - 5.00%; dated
Old Dominion Freight Line Inc (a)	3,673	123	02/25/11-06/25/14)	301	301

		573			1,654

Veterinary Diagnostics (0.49%)			TOTAL REPURCHASE AGREEMENTS	$ 1,654

Neogen Corp (a)	3,962	115	Total Investments	$ 62,703
VCA Antech Inc (a)	7,632	204	Other Assets in Excess of Liabilities, Net - 3.41%		2,215

		319	TOTAL NET ASSETS - 100.00%	$ 64,918

Web Hosting & Design (0.16%)
NIC Inc	15,544	105
			(a) Non-Income Producing Security

Wireless Equipment (2.43%)			(b) Rate shown is the discount rate.
InterDigital Inc (a)	5,142	126
RF Micro Devices Inc (a)	70,830	266	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
SBA Communications Corp (a)	25,095	616	of investments held by the account as of the period end were as follows:
Viasat Inc (a)	22,271	571

		1,579	Unrealized Appreciation	$ 6,852

TOTAL COMMON STOCKS	$ 60,347		Unrealized Depreciation		(9,383)

			Net Unrealized Appreciation (Depreciation)		(2,531)
	Principal		Cost for federal income tax purposes		65,234
	Amount	Value	All dollar amounts are shown in thousands (000's)
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.08%)			Portfolio Summary (unaudited)

Commercial Paper (1.08%)			Sector		Percent

Investment in Joint Trading Account; Federal
Home Loan Bank Discount Notes			Consumer, Non-cyclical		23.16%
0.01%, 7/ 1/2009 (b)	$ 702 $	702	Technology		18.33%

			Consumer, Cyclical		14.83%
TOTAL SHORT TERM INVESTMENTS	$ 702		Industrial		13.90%

			Communications		12.33%
REPURCHASE AGREEMENTS (2.55%)			Financial		7.41%
Diversified Banking Institutions (2.55%)			Energy		4.09%
Investment in Joint Trading Account; Bank			Basic Materials		1.24%
of America Repurchase Agreement; 0.05%			Mortgage Securities		1.08%
dated 06/30/09 maturing 07/01/09			Utilities		0.22%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net		3.41%

Issues; $767,000; 0.00% - 6.25%; dated			TOTAL NET ASSETS		100.00%

07/10/09 - 02/16/17)	$ 752 $	752
			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%			Asset Type		Percent

dated 06/30/09 maturing 07/01/09			Futures		6.72%
(collateralized by US Treasury Note;
$307,000; 0.88%; dated 03/31/11)	300	300

See accompanying notes

291

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	86	$ 4,446	$ 4,362	$ (84)
All dollar amounts are shown in thousands (000's)

See accompanying notes

292

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.61%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.29%)			Auto/Truck Parts & Equipment - Replacement
Ceradyne Inc (a)	17,800 $	314	(continued)
			Commercial Vehicle Group Inc (a)	4,100 $		6

Aerospace & Defense (0.20%)						395

Esterline Technologies Corp (a)	8,300	225	Broadcasting Services & Programming (0.10%)
			DG FastChannel Inc (a)	6,000		110
Aerospace & Defense Equipment (0.90%)
Curtiss-Wright Corp	9,200	274	Building - Heavy Construction (0.37%)
Ducommun Inc	9,400	177	Granite Construction Inc	8,600		286
Heico Corp	6,300	228	Tutor Perini Corp (a)	6,900		120

Moog Inc (a)	4,150	107				406

Triumph Group Inc	5,000	200

		986	Building - Maintenance & Service (0.04%)

			ABM Industries Inc	2,200		40
Agricultural Operations (0.21%)
Andersons Inc/The	7,600	228	Building - Mobile Home & Manufactured Housing (0.00%)
			Palm Harbor Homes Inc (a)	1,300		3
Airlines (1.15%)
Airtran Holdings Inc (a)	10,000	62	Building - Residential & Commercial (0.04%)
Alaska Air Group Inc (a)	4,300	78	Brookfield Homes Corp	400		2
Allegiant Travel Co (a)	3,500	139	Meritage Homes Corp (a)	1,300		24
Hawaiian Holdings Inc (a)	51,200	308	Standard Pacific Corp (a)	8,900		18

JetBlue Airways Corp (a)	10,600	45				44

Republic Airways Holdings Inc (a)	53,000	346	Building & Construction - Miscellaneous (0.22%)
Skywest Inc	23,900	244	Dycom Industries Inc (a)	14,800		164
US Airways Group Inc (a)	18,444	45	Layne Christensen Co (a)	3,800		78

		1,267				242

Apparel Manufacturers (0.65%)			Building & Construction Products -
Carter's Inc (a)	9,100	224	Miscellaneous (0.34%)
Maidenform Brands Inc (a)	13,800	158	Gibraltar Industries Inc	25,700		177
Oxford Industries Inc	600	7	Interline Brands Inc (a)	2,500		34
Quiksilver Inc (a)	3,300	6	NCI Building Systems Inc (a)	7,000		18
True Religion Apparel Inc (a)	8,900	199	Quanex Building Products Corp	10,950		123
Volcom Inc (a)	9,600	120	Trex Co Inc (a)	1,500		20

		714				372

Applications Software (0.24%)			Building Products - Air & Heating (0.53%)
American Reprographics Co (a)	7,300	61	AAON Inc	5,200		104
Progress Software Corp (a)	5,900	125	Comfort Systems USA Inc	46,975		481

Quest Software Inc (a)	5,700	79				585

		265	Building Products - Cement & Aggregate (0.02%)

Auto - Truck Trailers (0.00%)			US Concrete Inc (a)	9,200		18
Wabash National Corp	5,700	4
			Building Products - Doors & Windows (0.17%)
Auto/Truck Parts & Equipment - Original (0.19%)			Apogee Enterprises Inc	15,200		187
Lear Corp (a)	31,100	16
Spartan Motors Inc	16,900	191	Building Products - Wood (0.18%)

		207	Universal Forest Products Inc	5,900		195

Auto/Truck Parts & Equipment - Replacement (0.36%)			Cellular Telecommunications (0.40%)
ATC Technology Corp/IL (a)	26,800	389	Centennial Communications Corp (a)	7,123		59
			Syniverse Holdings Inc (a)	19,000		305

See accompanying notes

293

Schedule of Investments SmallCap Value Account I June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
Virgin Mobile USA Inc (a)	18,400 $	74	Financial Institutions Inc	4,000 $		55

		438	First Bancorp/Puerto Rico	36,800		145

Chemicals - Diversified (0.79%)			First Bancorp/Troy NC	2,600		41
Aceto Corp	12,200	81	First Commonwealth Financial Corp	15,050		95
Innophos Holdings Inc	21,700	367	First Community Bancshares Inc/VA	16,200		208
Innospec Inc	8,500	91	First Financial Bancorp	27,900		210
Olin Corp	15,625	186	First Financial Bankshares Inc	3,300		166
Rockwood Holdings Inc (a)	10,100	148	First Merchants Corp	5,500		44

		873	First Midwest Bancorp Inc/IL	22,500		164

			First South Bancorp Inc/Washington NC	1,400		16
Chemicals - Plastics (0.52%)			FirstMerit Corp	33,049		561
Schulman A Inc	21,875	331	FNB Corp/PA	78,200		484
Spartech Corp	25,700	236	Glacier Bancorp Inc	3,800		56

		567	Green Bankshares Inc	5,889		26

Chemicals - Specialty (1.25%)			Guaranty Bancorp (a)	10,200		19
HB Fuller Co	19,600	368	Hancock Holding Co	4,000		130
Minerals Technologies Inc	3,100	112	Hanmi Financial Corp	44,800		78
NewMarket Corp	4,300	290	Heartland Financial USA Inc	2,300		33
OM Group Inc (a)	5,200	151	Iberiabank Corp	12,800		504
Sensient Technologies Corp	16,900	381	Independent Bank Corp/Rockland MA	13,500		266
Zep Inc	5,600	67	Integra Bank Corp	5,400		6

		1,369	Lakeland Bancorp Inc	9,700		87

Circuit Boards (0.22%)			Lakeland Financial Corp	5,700		108
TTM Technologies Inc (a)	29,900	238	M&T Bank Corp	800		41
			MainSource Financial Group Inc	9,921		74
Collectibles (0.09%)			Nara Bancorp Inc	9,600		50
RC2 Corp (a)	7,300	97	National Penn Bancshares Inc	40,961		189
			NBT Bancorp Inc	11,600		252
Commercial Banks (9.51%)			Old National Bancorp/IN	16,000		157
1st Source Corp	5,010	87	Old Second Bancorp Inc	900		5
Alliance Financial Corp/NY	800	23	Oriental Financial Group Inc	8,300		81
Amcore Financial Inc	4,761	4	Pacific Capital Bancorp NA	14,800		32
Ameris Bancorp	5,540	35	Pacific Continental Corp	3,100		38
Bancfirst Corp	2,700	93	PacWest Bancorp	4,400		58
Banco Latinoamericano de Exportaciones SA	10,300	128	Park National Corp	600		34
Bank of the Ozarks Inc	7,700	167	Peoples Bancorp Inc/OH	5,065		86
Banner Corp	1,900	7	Prosperity Bancshares Inc	9,900		295
Cathay General Bancorp	4,300	41	Renasant Corp	10,450		157
Central Pacific Financial Corp	13,800	52	Republic Bancorp Inc/KY	4,735		107
Chemical Financial Corp	10,293	205	S&T Bancorp Inc	14,800		180
Citizens Republic Bancorp Inc (a)	44,555	32	SCBT Financial Corp	100		2
City Holding Co	14,200	431	Shore Bancshares Inc	1,100		20
Colonial BancGroup Inc/The	29,300	18	Sierra Bancorp	4,200		53
Columbia Banking System Inc	7,757	79	Simmons First National Corp	3,500		94
Community Bank System Inc	16,600	242	Southside Bancshares Inc	8,425		193
Community Trust Bancorp Inc	15,963	427	Southwest Bancorp Inc/Stillwater OK	7,100		69
CVB Financial Corp	95,550	570	Sterling Bancorp/NY	12,400		104
East West Bancorp Inc	11,200	73	Sterling Bancshares Inc/TX	23,950		152
Farmers Capital Bank Corp	2,400	60	Sterling Financial Corp/WA	30,920		90

See accompanying notes

294

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Computer Services (continued)
Suffolk Bancorp	2,500 $	64	SYKES Enterprises Inc (a)	8,000 $	145
Susquehanna Bancshares Inc	9,000	44	Virtusa Corp (a)	1,700	14

SVB Financial Group (a)	5,050	137			748

Trico Bancshares	10,000	155	Computers (0.01%)
Trustmark Corp	11,000	213	Palm Inc (a)	600	10
UCBH Holdings Inc	17,600	22
UMB Financial Corp	6,100	232	Computers - Integrated Systems (0.13%)
Umpqua Holdings Corp	14,893	116	Mercury Computer Systems Inc (a)	6,900	64
Union Bankshares Corp/VA	2,650	40	Netscout Systems Inc (a)	5,000	47
United Bankshares Inc	3,700	72	Radisys Corp (a)	3,200	29

United Community Banks Inc/GA	13,732	82			140

Washington Trust Bancorp Inc	4,900	87	Computers - Memory Devices (0.07%)
WesBanco Inc	6,800	99	Imation Corp	1,300	10
West Bancorporation Inc	7,600	38	Quantum Corp (a)	66,300	55
West Coast Bancorp/OR	14,400	29	Silicon Storage Technology Inc (a)	8,500	16

Westamerica Bancorporation	500	25			81

Wilshire Bancorp Inc	18,000	104
Yadkin Valley Financial Corp	500	3	Computers - Peripheral Equipment (0.05%)

		10,451	Electronics for Imaging Inc (a)	5,400	58

Commercial Services (0.73%)			Consulting Services (0.48%)
DynCorp International Inc (a)	19,800	332	CRA International Inc (a)	1,100	31
PHH Corp (a)	16,600	302	Forrester Research Inc (a)	1,800	44
TeleTech Holdings Inc (a)	11,200	170	Gartner Inc (a)	12,900	197

		804	MAXIMUS Inc	900	37

Commercial Services - Finance (1.47%)			Watson Wyatt Worldwide Inc	5,900	221

Advance America Cash Advance Centers Inc	12,800	57			530

Deluxe Corp	58,725	752	Consumer Products - Miscellaneous (1.08%)
Dollar Financial Corp (a)	21,628	298	American Greetings Corp	8,200	96
Global Cash Access Holdings Inc (a)	23,800	189	Blyth Inc	3,225	106
Heartland Payment Systems Inc	18,200	174	Central Garden and Pet Co - A Shares (a)	24,100	237
Wright Express Corp (a)	5,600	143	Central Garden and Pet Co (a)	13,100	144

		1,613	Helen of Troy Ltd (a)	13,700	230

Communications Software (0.08%)			Jarden Corp (a)	2,365	44
Digi International Inc (a)	2,700	26	Prestige Brands Holdings Inc (a)	22,000	135
SolarWinds Inc (a)	3,700	61	Tupperware Brands Corp	7,300	190

		87			1,182

Computer Aided Design (0.32%)			Containers - Metal & Glass (0.59%)
Aspen Technology Inc (a)	29,200	249	Greif Inc	5,450	241
Parametric Technology Corp (a)	8,380	98	Silgan Holdings Inc	8,300	407

		347			648

Computer Graphics (0.01%)			Containers - Paper & Plastic (0.70%)
Trident Microsystems Inc (a)	5,258	9	Rock-Tenn Co	20,100	767

Computer Services (0.68%)			Cosmetics & Toiletries (0.18%)
Ciber Inc (a)	39,600	123	Bare Escentuals Inc (a)	22,400	199
COMSYS IT Partners Inc (a)	400	2
Insight Enterprises Inc (a)	9,900	95	Data Processing & Management (0.10%)
Perot Systems Corp (a)	25,750	369	CSG Systems International Inc (a)	7,600	101

See accompanying notes

295

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Electric Products - Miscellaneous (0.66%)
infoGROUP Inc	2,300 $	13	GrafTech International Ltd (a)	44,300 $	501

		114	Molex Inc	14,200	221

Decision Support Software (0.03%)					722

SPSS Inc (a)	1,100	37	Electronic Components - Miscellaneous (0.61%)
			Benchmark Electronics Inc (a)	25,800	372
Distribution & Wholesale (0.81%)			Methode Electronics Inc	11,100	78
Brightpoint Inc (a)	27,300	171	OSI Systems Inc (a)	5,575	116
Core-Mark Holding Co Inc (a)	9,000	235	Plexus Corp (a)	3,300	67
Houston Wire & Cable Co	2,200	26	Sanmina-SCI Corp (a)	42,565	19
School Specialty Inc (a)	6,400	129	Technitrol Inc	3,300	21

United Stationers Inc (a)	4,800	168			673

Watsco Inc	3,400	166

		895	Electronic Components - Semiconductors (1.56%)

			Amkor Technology Inc (a)	22,400	106
Diversified Manufacturing Operations (2.42%)			Applied Micro Circuits Corp (a)	16,550	135
Actuant Corp	7,800	95	DSP Group Inc (a)	10,100	68
Acuity Brands Inc	15,900	446	IXYS Corp	10,700	108
Ameron International Corp	6,800	456	Lattice Semiconductor Corp (a)	10,300	19
AO Smith Corp	5,100	166	PMC - Sierra Inc (a)	39,400	314
AZZ Inc (a)	6,800	234	QLogic Corp (a)	10,850	138
Barnes Group Inc	28,000	333	Semtech Corp (a)	7,300	116
Brink's Co/The	4,000	116	Silicon Laboratories Inc (a)	1,300	49
EnPro Industries Inc (a)	28,000	504	Skyworks Solutions Inc (a)	57,900	566
Koppers Holdings Inc	8,275	218	Zoran Corp (a)	8,700	95

Standex International Corp	1,500	18			1,714

Tredegar Corp	5,900	79

		2,665	Energy - Alternate Sources (0.03%)

			Headwaters Inc (a)	10,900	37
Diversified Operations (0.06%)
Compass Diversified Holdings	7,700	62	Engineering - Research & Development Services (0.63%)
			EMCOR Group Inc (a)	34,275	690
Diversified Operations & Commercial Services (0.13%)
Viad Corp	8,200	141	Enterprise Software & Services (1.36%)
			JDA Software Group Inc (a)	5,700	85
E-Commerce - Products (0.12%)			Mantech International Corp (a)	3,600	155
NutriSystem Inc	8,900	129	MedAssets Inc (a)	8,600	167
			MicroStrategy Inc (a)	3,550	179
Educational Software (0.09%)
			Sybase Inc (a)	18,000	564
Rosetta Stone Inc (a)	3,800	104
			SYNNEX Corp (a)	13,600	340

Electric - Integrated (3.32%)					1,490

Avista Corp	8,300	148	Entertainment Software (0.18%)
CH Energy Group Inc	1,800	84	Take-Two Interactive Software Inc (a)	20,500	194
Cleco Corp	14,000	314
El Paso Electric Co (a)	27,125	378	Fiduciary Banks (0.10%)
Portland General Electric Co	62,100	1,210	Boston Private Financial Holdings Inc	25,000	112
UIL Holdings Corp	6,400	144
Unisource Energy Corp	27,600	732	Finance - Consumer Loans (0.85%)
Westar Energy Inc	34,100	640	Encore Capital Group Inc (a)	6,200	82

		3,650	Nelnet Inc (a)	9,800	133

			Ocwen Financial Corp (a)	10,700	139
See accompanying notes

296

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (continued)			Food - Wholesale & Distribution (continued)
World Acceptance Corp (a)	29,100 $	579	Nash Finch Co	15,300 $	414

		933	Spartan Stores Inc	23,200	288

Finance - Credit Card (0.02%)					1,043

Advanta Corp - Class B	6,152	3	Footwear & Related Apparel (0.39%)
CompuCredit Corp (a)	6,700	15	Deckers Outdoor Corp (a)	2,000	141

		18	Skechers U.S.A. Inc (a)	5,600	55

Finance - Investment Banker & Broker (2.46%)			Steven Madden Ltd (a)	2,400	61
Evercore Partners Inc - Class A	5,700	112	Timberland Co/The (a)	13,000	172

Greenhill & Co Inc	2,350	170			429

Investment Technology Group Inc (a)	7,200	147	Funeral Services & Related Items (0.19%)
Knight Capital Group Inc (a)	46,225	788	Stewart Enterprises Inc	42,800	206
LaBranche & Co Inc (a)	7,600	32
MF Global Ltd (a)	5,600	33	Gambling (Non-Hotel) (0.19%)
optionsXpress Holdings Inc	13,700	213	Isle of Capri Casinos Inc (a)	15,300	204
Penson Worldwide Inc (a)	18,400	165
			Garden Products (0.04%)
Piper Jaffray Cos (a)	4,800	209
			Toro Co	1,600	48
Stifel Financial Corp (a)	12,200	587
SWS Group Inc	17,900	250	Gas - Distribution (3.09%)

		2,706	Laclede Group Inc/The	8,200	272

Finance - Leasing Company (0.15%)			New Jersey Resources Corp	28,150	1,043
Financial Federal Corp	8,250	170	Nicor Inc	8,300	287
			Northwest Natural Gas Co	2,175	96
Finance - Mortgage Loan/Banker (0.10%)			Piedmont Natural Gas Co Inc	6,600	159
Doral Financial Corp (a)	700	2	South Jersey Industries Inc	8,500	297
Federal Agricultural Mortgage Corp	22,139	107	Southwest Gas Corp	25,700	571

		109	WGL Holdings Inc	21,150	677

Finance - Other Services (0.06%)					3,402

BGC Partners Inc	17,700	67	Gold Mining (0.17%)
			Royal Gold Inc	4,500	188
Financial Guarantee Insurance (0.44%)
Assured Guaranty Ltd	30,300	375	Home Furnishings (0.41%)
MGIC Investment Corp	16,000	71	Ethan Allen Interiors Inc	4,300	44
Radian Group Inc	15,100	41	Furniture Brands International Inc	22,100	67

		487	Tempur-Pedic International Inc	26,000	340

Food - Canned (0.40%)					451

Del Monte Foods Co	18,200	171	Hotels & Motels (0.18%)
TreeHouse Foods Inc (a)	9,500	273	Choice Hotels International Inc	7,500	200

		444

Food - Miscellaneous/Diversified (0.73%)			Human Resources (0.28%)
American Italian Pasta Co (a)	5,300	154	AMN Healthcare Services Inc (a)	10,200	65
Chiquita Brands International Inc (a)	25,000	257	Cross Country Healthcare Inc (a)	9,700	67
Ralcorp Holdings Inc (a)	6,500	396	Kforce Inc (a)	9,900	82

		807	Spherion Corp (a)	21,700	89

					303

Food - Retail (0.01%)
Ruddick Corp	700	16	Identification Systems - Development (0.26%)
			Brady Corp	2,100	53
Food - Wholesale & Distribution (0.95%)
Fresh Del Monte Produce Inc (a)	21,000	341

See accompanying notes		297

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Identification Systems - Development			Machinery - Electrical (0.40%)
(continued)			Regal-Beloit Corp	11,000 $	437
Checkpoint Systems Inc (a)	14,925 $	234

		287	Machinery - General Industry (1.52%)

Instruments - Scientific (0.20%)			Altra Holdings Inc (a)	7,700	57
FEI Co (a)	9,400	215	Applied Industrial Technologies Inc	37,450	738
			Chart Industries Inc (a)	11,500	209
Insurance Brokers (0.03%)			Kadant Inc (a)	600	7
Crawford & Co (a)	6,700	32	Robbins & Myers Inc	3,100	60
			Tennant Co	800	15
Internet Content - Information & News (0.07%)			Wabtec Corp	18,200	585

Infospace Inc (a)	11,000	73			1,671

Internet Infrastructure Equipment (0.18%)			Machinery - Material Handling (0.10%)
Avocent Corp (a)	14,500	202	Cascade Corp	700	11
			Columbus McKinnon Corp/NY (a)	7,850	99

Internet Infrastructure Software (0.29%)					110

TIBCO Software Inc (a)	44,800	321
			Medical - Biomedical/Gene (0.90%)
Internet Security (0.09%)			Alexion Pharmaceuticals Inc (a)	4,600	189
SonicWALL Inc (a)	17,250	95	Arena Pharmaceuticals Inc (a)	1,600	8
			Bio-Rad Laboratories Inc (a)	4,000	302
Intimate Apparel (0.18%)			Celera Corp (a)	3,800	29
Warnaco Group Inc/The (a)	6,000	194	Emergent Biosolutions Inc (a)	7,500	107
			Halozyme Therapeutics Inc (a)	3,600	25
Investment Companies (0.52%)			Incyte Corp (a)	8,000	26
Allied Capital Corp	20,100	70	InterMune Inc (a)	900	14
American Capital Ltd	48,600	156	Maxygen Inc (a)	6,800	46
Fifth Street Finance Corp	2,700	27	PDL BioPharma Inc	6,200	49
MCG Capital Corp	22,301	54	Protalix BioTherapeutics Inc (a)	7,500	34
Patriot Capital Funding Inc	37,529	64	Seattle Genetics Inc (a)	4,900	48
Prospect Capital Corp	19,510	180	United Therapeutics Corp (a)	1,300	108

TICC Capital Corp	4,800	21			985

		572

			Medical - Drugs (0.41%)
Investment Management & Advisory Services (0.15%)			Auxilium Pharmaceuticals Inc (a)	2,900	91
National Financial Partners Corp	21,600	158	Cadence Pharmaceuticals Inc (a)	2,800	28
Virtus Investment Partners Inc (a)	170	3	Medivation Inc (a)	1,700	38

		161	Pharmasset Inc (a)	1,300	15

Lasers - Systems & Components (0.05%)			Savient Pharmaceuticals Inc (a)	7,200	100
Newport Corp (a)	100	1	Valeant Pharmaceuticals International (a)	4,100	105
Rofin-Sinar Technologies Inc (a)	2,625	52	Viropharma Inc (a)	13,259	79

		53			456

Life & Health Insurance (0.88%)			Medical - Generic Drugs (0.04%)
American Equity Investment Life Holding Co	21,000	117	Par Pharmaceutical Cos Inc (a)	3,000	45
Conseco, Inc. (a)	39,600	94
Delphi Financial Group Inc	31,500	612	Medical - HMO (1.43%)
Phoenix Cos Inc/The	3,500	6	AMERIGROUP Corp (a)	24,400	655
Protective Life Corp	12,000	137	Centene Corp (a)	9,400	188

		966	Healthspring Inc (a)	29,025	315

			Magellan Health Services Inc (a)	5,900	194
			Molina Healthcare Inc (a)	6,100	146

See accompanying notes

298

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Networking Products (1.49%)
Triple-S Management Corp (a)	1,200 $	19	3Com Corp (a)	220,400 $	1,038
WellCare Health Plans Inc (a)	2,900	53	Adaptec Inc (a)	9,500	25

		1,570	Anixter International Inc (a)	7,400	278

Medical - Hospitals (0.05%)			Black Box Corp	5,300	178
Medcath Corp (a)	5,100	60	Netgear Inc (a)	1,500	22
			Polycom Inc (a)	4,600	93

Medical - Outpatient & Home Medical Care (0.50%)					1,634

Continucare Corp (a)	1,200	3	Non-Ferrous Metals (0.09%)
Gentiva Health Services Inc (a)	22,400	369	Horsehead Holding Corp (a)	7,600	56
Res-Care Inc (a)	12,600	180	USEC Inc (a)	8,800	47

		552			103

Medical Information Systems (0.03%)			Non-Hazardous Waste Disposal (0.01%)
Medidata Solutions Inc (a)	1,700	28	Waste Services Inc (a)	2,000	10

Medical Instruments (0.14%)			Office Furnishings - Original (0.40%)
Conmed Corp (a)	10,200	158	Herman Miller Inc	12,100	185
			Knoll Inc	32,800	249

Medical Products (0.44%)
					434

Invacare Corp	22,600	399
PSS World Medical Inc (a)	4,600	85	Office Supplies & Forms (0.06%)

		484	ACCO Brands Corp (a)	4,700	13

			Ennis Inc	3,800	48

Medical Sterilization Products (0.11%)
					61

STERIS Corp	4,700	123
			Oil - Field Services (0.56%)
Metal Processors & Fabrication (0.77%)			Cal Dive International Inc (a)	64,300	555
Ampco-Pittsburgh Corp	700	16	RPC Inc	6,562	55
CIRCOR International Inc	5,000	118	Trico Marine Services Inc/United States (a)	2,200	7

Haynes International Inc (a)	3,900	92			617

Mueller Industries Inc	10,325	215
			Oil & Gas Drilling (0.12%)
RTI International Metals Inc (a)	5,100	90	Parker Drilling Co (a)	23,475	102
Sun Hydraulics Corp	5,600	91	Pioneer Drilling Co (a)	5,800	28

Worthington Industries Inc	17,200	220			130

		842

			Oil Company - Exploration & Production (1.50%)
Miscellaneous Manufacturers (0.07%)			ATP Oil & Gas Corp (a)	33,800	235
American Railcar Industries Inc	4,816	40	Comstock Resources Inc (a)	7,700	254
Movado Group Inc	3,200	33	Delta Petroleum Corp (a)	30,300	58
Portec Rail Products Inc	500	5	EXCO Resources Inc (a)	23,900	309

		78	Gulfport Energy Corp (a)	3,200	22

MRI - Medical Diagnostic Imaging (0.02%)			Harvest Natural Resources Inc (a)	8,400	37
Alliance HealthCare Services Inc (a)	2,700	20	McMoRan Exploration Co (a)	25,600	153
			Parallel Petroleum Corp (a)	4,500	9
Multilevel Direct Selling (0.22%)			Rosetta Resources Inc (a)	15,200	133
Nu Skin Enterprises Inc	15,500	237	Swift Energy Co (a)	18,950	315
Multi-Line Insurance (0.06%)			Toreador Resources Corp	4,000	27
Horace Mann Educators Corp	6,300	63	Vaalco Energy Inc (a)	24,000	102

					1,654

Multimedia (0.02%)			Oil Field Machinery & Equipment (0.14%)
Journal Communications Inc	23,700	25	Complete Production Services Inc (a)	6,500	41

See accompanying notes

299

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)			Property & Casualty Insurance (continued)
Lufkin Industries Inc	2,800 $	118	SeaBright Insurance Holdings Inc (a)	7,700 $	78

		159	Selective Insurance Group	27,425	350

Oil Refining & Marketing (0.23%)			Tower Group Inc	1,392	35
Delek US Holdings Inc	5,400	46	Zenith National Insurance Corp	7,600	165

Holly Corp	6,575	118			3,628

Western Refining Inc	13,200	93	Publicly Traded Investment Fund (0.04%)

		257	Kayne Anderson Energy Development Co	3,300	44

Paper & Related Products (0.36%)			Publishing - Newspapers (0.02%)
Buckeye Technologies Inc (a)	41,900	188	AH Belo Corp	13,500	13
Schweitzer-Mauduit International Inc	7,600	207	Lee Enterprises Inc	11,100	6

		395			19

Physical Therapy & Rehabilitation Centers (0.32%)			Quarrying (0.41%)
Healthsouth Corp (a)	18,600	268	Compass Minerals International Inc	8,300	456
RehabCare Group Inc (a)	3,500	84

		352	Racetracks (0.08%)

Poultry (0.22%)			International Speedway Corp	3,326	85
Sanderson Farms Inc	5,400	243
			Radio (0.05%)
Power Converter & Supply Equipment (0.07%)			Cumulus Media Inc (a)	35,400	33
Advanced Energy Industries Inc (a)	6,300	57	Entercom Communications Corp	12,100	18

PowerSecure International Inc (a)	4,000	17			51

		74	Real Estate Operator & Developer (0.07%)

Precious Metals (0.04%)			Government Properties Income Trust (a)	3,600	74
Coeur d'Alene Mines Corp (a)	3,500	43
			Recreational Vehicles (0.16%)
Printing - Commercial (0.15%)			Polaris Industries Inc	5,400	173
Consolidated Graphics Inc (a)	5,700	99
Valassis Communications Inc (a)	10,000	61	Recycling (0.07%)

		160	Metalico Inc (a)	16,000	75

Private Corrections (0.12%)			Reinsurance (2.00%)
Geo Group Inc/The (a)	7,200	134	Argo Group International Holdings Ltd (a)	8,621	243
			Aspen Insurance Holdings Ltd	29,750	664
Property & Casualty Insurance (3.30%)			Max Capital Group Ltd	19,600	362
American Physicians Capital Inc	6,900	270	Platinum Underwriters Holdings Ltd	29,300	838
American Safety Insurance Holdings Ltd (a)	300	4	Validus Holdings Ltd	4,400	97

Amerisafe Inc (a)	43,900	683			2,204

Amtrust Financial Services Inc	20,200	230
Employers Holdings Inc	7,300	99	REITS - Apartments (0.33%)
FPIC Insurance Group Inc (a)	5,100	156	American Campus Communities Inc	9,100	202
Hallmark Financial Services (a)	4,700	34	Associated Estates Realty Corp	5,800	34
Harleysville Group Inc	4,800	135	Education Realty Trust Inc	8,100	35
Infinity Property & Casualty Corp	3,500	128	Home Properties Inc	2,600	89

Meadowbrook Insurance Group Inc	9,400	61			360

Navigators Group Inc (a)	7,000	311	REITS - Diversified (0.89%)
PMA Capital Corp (a)	33,200	151	Colonial Properties Trust	27,600	204
ProAssurance Corp (a)	5,125	237	Entertainment Properties Trust	17,825	367
RLI Corp	1,200	54	Lexington Realty Trust	107,293	365
Safety Insurance Group Inc	14,625	447

See accompanying notes

300

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			REITS - Shopping Centers (continued)
PS Business Parks Inc	900 $	44	Developers Diversified Realty Corp	19,900 $	97

		980	Equity One Inc	5,900	78

REITS - Healthcare (1.70%)			Inland Real Estate Corp	16,300	114
LTC Properties Inc	11,500	235	Saul Centers Inc	10,800	319
Medical Properties Trust Inc	24,300	148	Urstadt Biddle Properties Inc	4,100	58

Omega Healthcare Investors Inc	35,300	548			778

Senior Housing Properties Trust	57,500	938	REITS - Single Tenant (0.83%)

		1,869	National Retail Properties Inc	50,025	868

REITS - Hotels (0.64%)			Realty Income Corp	1,850	40

Ashford Hospitality Trust Inc	20,900	59			908

DiamondRock Hospitality Co	32,000	200	REITS - Storage (0.22%)
Hersha Hospitality Trust	9,700	24	Extra Space Storage Inc	29,500	246
Hospitality Properties Trust	12,500	149
LaSalle Hotel Properties	9,200	114	REITS - Warehouse & Industrial (0.49%)
Strategic Hotels & Resorts Inc	30,200	33	DCT Industrial Trust Inc	64,000	261
Sunstone Hotel Investors Inc	24,020	128	First Potomac Realty Trust	28,400	277

		707			538

REITS - Manufactured Homes (0.46%)			Rental - Auto & Equipment (1.05%)
Equity Lifestyle Properties Inc	9,800	364	Aaron's Inc	800	24
Sun Communities Inc	10,600	146	Dollar Thrifty Automotive Group Inc (a)	9,900	138

		510	Electro Rent Corp	700	7

			Rent-A-Center Inc/TX (a)	55,325	986

REITS - Mortgage (1.08%)					1,155

Anthracite Capital Inc	48,500	30
Anworth Mortgage Asset Corp	29,700	214	Research & Development (0.13%)
Arbor Realty Trust Inc	8,600	15	Kendle International Inc (a)	12,000	147
Capital Trust Inc/NY	3,803	6
			Retail - Apparel & Shoe (2.46%)
Cypress Sharpridge Investments Inc (a)	6,700	80
			Brown Shoe Co Inc	12,950	94
Invesco Mortgage Capital Inc (a)	1,500	29
			Buckle Inc/The	8,800	280
MFA Mortgage Investments Inc	97,537	675
			Cato Corp/The	16,400	286
NorthStar Realty Finance Corp	38,732	110
			Childrens Place Retail Stores Inc/The (a)	8,600	227
Resource Capital Corp	10,100	32

			Collective Brands Inc (a)	13,800	201
		1,191

			Dress Barn Inc (a)	12,800	183
REITS - Office Property (0.82%)			Finish Line Inc/The	19,700	146
BioMed Realty Trust Inc	32,550	333	Genesco Inc (a)	2,100	39
Corporate Office Properties Trust SBI MD	5,400	158	Gymboree Corp (a)	9,400	334
Douglas Emmett Inc	2,600	23	HOT Topic Inc (a)	24,600	180
Highwoods Properties Inc	5,400	121	JOS A Bank Clothiers Inc (a)	15,900	548
Parkway Properties Inc/Md	20,600	268	Shoe Carnival Inc (a)	6,900	82

		903	Stage Stores Inc	9,325	104

REITS - Regional Malls (0.41%)					2,704

CBL & Associates Properties Inc	48,200	260	Retail - Automobile (0.34%)
Glimcher Realty Trust	30,300	88	Asbury Automotive Group Inc	11,900	122
Pennsylvania Real Estate Investment Trust	21,400	107	Group 1 Automotive Inc	6,100	158

		455	Rush Enterprises Inc - Class A (a)	2,900	34

REITS - Shopping Centers (0.71%)			Sonic Automotive Inc	5,700	58

Acadia Realty Trust	2,500	33			372

Cedar Shopping Centers Inc	17,425	79

See accompanying notes

301

Schedule of Investments SmallCap Value Account I June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Computer Equipment (0.14%)				Savings & Loans - Thrifts (continued)
PC Connection Inc (a)	6,400 $		34	First Defiance Financial Corp	1,500 $	19
PC Mall Inc (a)	2,600		17	First Financial Holdings Inc	4,800	45
Systemax Inc (a)	9,000		107	First Niagara Financial Group Inc	52,046	594

			158	Flushing Financial Corp	5,000	47

Retail - Convenience Store (0.24%)				Provident Financial Services Inc	17,100	156
Casey's General Stores Inc	1,100		28	United Community Financial Corp/OH	25,779	28
Pantry Inc/The (a)	14,300		238	Waterstone Financial Inc (a)	200	1

			266	WSFS Financial Corp	3,800	104

						1,438

Retail - Fabric Store (0.04%)
Jo-Ann Stores Inc (a)	1,900		39	Schools (0.13%)
				Bridgepoint Education Inc (a)	8,400	143
Retail - Hair Salons (0.09%)
Regis Corp	5,400		94	Seismic Data Collection (0.23%)
				Dawson Geophysical Co (a)	3,800	113
Retail - Jewelry (0.05%)				ION Geophysical Corp (a)	53,100	137
Zale Corp (a)	16,600		57	TGC Industries Inc (a)	1,500	7

						257

Retail - Leisure Products (0.05%)
Steinway Musical Instruments (a)	5,300		57	Semiconductor Component - Integrated Circuits (0.21%)
				Cirrus Logic Inc (a)	12,100	55
Retail - Pawn Shops (0.84%)				Pericom Semiconductor Corp (a)	2,800	24
Cash America International Inc	25,300		592	Sigma Designs Inc (a)	8,500	136
Ezcorp Inc (a)	15,300		165	TriQuint Semiconductor Inc (a)	3,827	20

First Cash Financial Services Inc (a)	9,700		170			235

			927	Semiconductor Equipment (0.28%)

Retail - Pet Food & Supplies (0.06%)				Brooks Automation Inc (a)	4,600	20
PetMed Express Inc	4,200		63	Cohu Inc	1,200	11
				Entegris Inc (a)	39,439	107
Retail - Petroleum Products (0.51%)				Kulicke & Soffa Industries Inc (a)	10,100	35
World Fuel Services Corp	13,600		561	MKS Instruments Inc (a)	10,600	140

						313

Retail - Restaurants (0.89%)
Bob Evans Farms Inc	100		3	Steel - Producers (0.12%)
CEC Entertainment Inc (a)	15,600		460	Schnitzer Steel Industries Inc	2,400	127
Cracker Barrel Old Country Store Inc	2,400		67	Telecommunication Equipment (1.16%)
Einstein Noah Restaurant Group Inc (a)	1,600		14	Arris Group Inc (a)	56,085	682
Jack in the Box Inc (a)	11,527		259	CPI International Inc (a)	1,600	14
Ruby Tuesday Inc (a)	24,800		165	Plantronics Inc	18,300	346

Ruth's Hospitality Group Inc (a)	1,800		6	Symmetricom Inc (a)	7,000	40

			974	Tekelec (a)	11,700	197

Rubber & Plastic Products (0.07%)						1,279

Myers Industries Inc	8,800		73	Telecommunication Equipment - Fiber Optics (0.21%)
Satellite Telecommunications (0.24%)				Harmonic Inc (a)	38,737	228
DigitalGlobe Inc (a)	14,000		269	Telecommunication Services (0.73%)
Savings & Loans - Thrifts (1.31%)				Consolidated Communications Holdings Inc	3,200	37
Berkshire Hills Bancorp Inc	3,500		73	Harris Stratex Networks Inc (a)	24,500	159
Brookline Bancorp Inc	18,500		172	Iowa Telecommunications Services Inc	5,900	74
Dime Community Bancshares	21,825		199	MasTec Inc (a)	14,300	168

See accompanying notes

302

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Services (continued)			Transport - Truck (continued)
Premiere Global Services Inc (a)	21,900 $	237	Heartland Express Inc	7,700 $	113
USA Mobility Inc	10,000	128	Knight Transportation Inc	1,300	22

		803	Marten Transport Ltd (a)	7,200	149

Telephone - Integrated (0.43%)			Saia Inc (a)	2,500	45

Atlantic Tele-Network Inc	2,700	106			519

Cincinnati Bell Inc (a)	130,225	370	Water (0.25%)

		476	American States Water Co	3,300	114

Television (0.10%)			California Water Service Group	4,500	166

LIN TV Corp (a)	15,900	27			280

Sinclair Broadcast Group Inc	45,500	88	Web Portals (0.63%)

		115	Earthlink Inc	29,000	215

Textile - Apparel (0.08%)			United Online Inc	73,912	481

Perry Ellis International Inc (a)	12,650	92			696

			Wire & Cable Products (0.28%)
Theaters (0.05%)			Belden Inc	4,400	73
Carmike Cinemas Inc	6,600	55	Encore Wire Corp	11,000	235

					308

Therapeutics (0.07%)
Cypress Bioscience Inc (a)	3,000	28	Wireless Equipment (0.15%)
Questcor Pharmaceuticals Inc (a)	10,100	51	Novatel Wireless Inc (a)	18,400	166

		79	TOTAL COMMON STOCKS	$ 105,109

Tobacco (0.10%)			SHORT TERM INVESTMENTS (1.09%)
Universal Corp/VA	3,409	113	Commercial Paper (1.09%)
			Investment in Joint Trading Account; Federal
Toys (0.50%)			Home Loan Bank Discount Notes
Jakks Pacific Inc (a)	42,700	548	0.01%, 7/ 1/2009 (b)	$ 1,201 $	1,202

			TOTAL SHORT TERM INVESTMENTS	$ 1,202

Transport - Air Freight (0.17%)			REPURCHASE AGREEMENTS (2.58%)
Atlas Air Worldwide Holdings Inc (a)	7,900	183
			Diversified Banking Institutions (2.58%)
Transport - Equipment & Leasing (0.09%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.05%
Aircastle Ltd	14,000	103	dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Transport - Marine (0.93%)			Issues; $1,313,000; 0.00% - 6.25%; dated
American Commercial Lines Inc (a)	3,300	51	07/10/09 - 02/16/17)	$ 1,287 $	1,287
DHT Maritime Inc	4,000	21	Investment in Joint Trading Account; Credit
Gulfmark Offshore Inc (a)	18,400	508	Suisse Repurchase Agreement; 0.02%
			dated 06/30/09 maturing 07/01/09
Horizon Lines Inc	11,100	43	(collateralized by US Treasury Note;
International Shipholding Corp	1,700	46	$525,000; 0.88%; dated 03/31/11)	515	515
Knightsbridge Tankers Ltd	9,100	124	Investment in Joint Trading Account;
Nordic American Tanker Shipping	2,300	73	Deutsche Bank Repurchase Agreement;
TBS International Ltd (a)	20,200	158	0.08% dated 06/30/09 maturing 07/01/09

			(collateralized by Sovereign Agency
		1,024	Issues; $525,000; 3.12% - 4.63%; dated

Transport - Services (0.06%)			12/06/10 - 10/10/12)	515	515
Pacer International Inc	26,500	59
PHI Inc (a)	100	2

		61

Transport - Truck (0.47%)
Arkansas Best Corp	7,200	190

See accompanying notes		303

Schedule of Investments SmallCap Value Account I June 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $525,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	$ 515 $	515

2,832

TOTAL REPURCHASE AGREEMENTS	$ 2,832

Total Investments	$ 109,143
Other Assets in Excess of Liabilities, Net - 0.72%		793

TOTAL NET ASSETS - 100.00%	$ 109,936

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 9,019
Unrealized Depreciation	(42,544)

Net Unrealized Appreciation (Depreciation)	(33,525)
Cost for federal income tax purposes	142,668
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	33.17%
Industrial	14.61%
Consumer, Non-cyclical	13.28%
Consumer, Cyclical	11.87%
Utilities	6.67%
Communications	6.48%
Technology	5.43%
Basic Materials	3.75%
Energy	2.83%
Mortgage Securities	1.09%
Diversified	0.06%
Exchange Traded Funds	0.04%
Other Assets in Excess of Liabilities, Net	0.72%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.07%

See accompanying notes

304

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	110	$ 5,697	$ 5,579	$ (118)
All dollar amounts are shown in thousands (000's)

See accompanying notes

305

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Asset Allocation Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.05	$14.87	$14.11	$12.78	$12.28	$11.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.23	0.28	0.25	0.19	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.20	(3.60)	1.34	1.35	0.51	0.82

Total From Investment Operations	0.31	(3.37)	1.62	1.60	0.70	0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.39)	(0.21)	(0.10)	(0.20)	(0.38)
Distributions from Realized Gains	–	(1.06)	(0.65)	(0.17)	–	–

Total Dividends and Distributions	(0.31)	(1.45)	(0.86)	(0.27)	(0.20)	(0.38)

Net Asset Value, End of Period	$10.05	$10.05	$14.87	$14.11	$12.78	$12.28

Total Return(c)	3.11%(d)	(24.84)%	11.78%	12.77%	5.79%	8.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,878	$63,068	$103,281	$102,381	$100,637	$103,131
Ratio of Expenses to Average Net Assets	0.88%(e)	0.86%	0.82%	0.83%	0.86%	0.84%
Ratio of Net Investment Income to Average Net Assets	2.29%(e)	1.79%	1.96%	1.93%	1.53%	1.19%
Portfolio Turnover Rate	256.0%(e)	243.1%	125.3%	85.8%	83.5%	127.0%

	2009(a)	2008	2007	2006	2005	2004

Balanced Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.71	$16.68	$16.24	$14.93	$14.34	$13.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.43	0.43	0.37	0.31	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(5.27)	0.45	1.30	0.64	1.00

Total From Investment Operations	0.36	(4.84)	0.88	1.67	0.95	1.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)	(0.52)	(0.44)	(0.36)	(0.36)	(0.28)
Distributions from Realized Gains	–	(0.61)	–	–	–	–

Total Dividends and Distributions	(0.55)	(1.13)	(0.44)	(0.36)	(0.36)	(0.28)

Net Asset Value, End of Period	$10.52	$10.71	$16.68	$16.24	$14.93	$14.34

Total Return(c)	3.37%(d)	(30.92)%	5.38%	11.44%	6.79%	10.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$52,510	$56,799	$105,283	$112,208	$116,927	$126,548
Ratio of Expenses to Average Net Assets	0.69%(e)	0.66%	0.63%	0.63%	0.64%	0.63%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.63%(f)
Ratio of Net Investment Income to Average Net Assets	3.32%(e)	3.05%	2.60%	2.44%	2.19%	2.32%
Portfolio Turnover Rate	242.4%(e)	203.1%	160.7%	165.6%	115.3%	128.3%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

See accompanying notes.

306

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Bond & Mortgage Securities Account

Class 1 shares

Net Asset Value, Beginning of Period	$9.35	$11.96	$12.09	$12.04	$12.31	$12.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.27	0.61	0.67	0.58	0.50	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.49	(2.55)	(0.27)	(0.04)	(0.20)	0.08

Total From Investment Operations	0.76	(1.94)	0.40	0.54	0.30	0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.78)	(0.67)	(0.53)	(0.49)	(0.57)	(0.59)

Total Dividends and Distributions	(0.78)	(0.67)	(0.53)	(0.49)	(0.57)	(0.59)

Net Asset Value, End of Period	$9.33	$9.35	$11.96	$12.09	$12.04	$12.31

Total Return(c)	8.24%(d)	(17.06)%	3.41%	4.65%	2.50%	4.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$322,711	$330,330	$473,797	$414,833	$338,044	$286,684
Ratio of Expenses to Average Net Assets	0.46%(e)	0.42%	0.42%	0.52%	0.47%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.44%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.77%(e)	5.66%	5.61%	4.97%	4.21%	4.23%
Portfolio Turnover Rate	476.2%(e)	305.9%	256.8%	271.8%	176.2%	143.6%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

307

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Diversified International Account

Class 1 shares

Net Asset Value, Beginning of Period	$9.25	$21.67	$20.64	$16.83	$13.75	$11.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.31	0.30	0.25	0.18	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(8.44)	2.96	4.31	3.05	2.22

Total From Investment Operations	0.38	(8.13)	3.26	4.56	3.23	2.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)	(0.30)	(0.21)	(0.23)	(0.15)	(0.12)
Distributions from Realized Gains	–	(3.99)	(2.02)	(0.52)	–	–

Total Dividends and Distributions	(0.32)	(4.29)	(2.23)	(0.75)	(0.15)	(0.12)

Net Asset Value, End of Period	$9.31	$9.25	$21.67	$20.64	$16.83	$13.75

Total Return(c)	3.98%(d)	(46.22)%	16.09%	27.96%	23.79%	21.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$294,568	$286,421	$576,345	$409,020	$293,647	$226,753
Ratio of Expenses to Average Net Assets	0.96%(e)	0.92%(f)	0.90%(f)	0.91%	0.97%	0.96%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.97%(g)	0.97%(h)
Ratio of Net Investment Income to Average Net Assets	3.26%(e)	2.07%	1.41%	1.34%	1.27%	1.39%
Portfolio Turnover Rate	111.1%(e)	100.4%	113.8%(i)	107.0%	121.2%	170.1%

	2009(a)	2008	2007(j)

Diversified International Account

Class 2 shares

Net Asset Value, Beginning of Period	$9.27	$21.71	$20.27
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(8.51)	3.38

Total From Investment Operations	0.35	(8.20)	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.25)	(0.15)
Distributions from Realized Gains	–	(3.99)	(2.02)

Total Dividends and Distributions	(0.25)	(4.24)	(2.17)

Net Asset Value, End of Period	$9.37	$9.27	$21.71

Total Return(c)	3.75%(d)	(46.37)%	18.09%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,987	$2,338	$8,072
Ratio of Expenses to Average Net Assets	1.21%(e)	1.17%(f)	1.15%(e),(f)
Ratio of Net Investment Income to Average Net Assets	2.94%(e)	1.91%	1.09%(e)
Portfolio Turnover Rate	111.1%(e)	100.4%	113.8%(i)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

(h)	Expense ratio without commission rebates and reimbursement from custodian.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

308

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Equity Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$11.60	$19.32	$19.39	$17.64	$16.26	$13.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.44	0.40	0.32	0.40	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(6.53)	0.66	2.71	1.26	2.30

Total From Investment Operations	(0.11)	(6.09)	1.06	3.03	1.66	2.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)	(0.41)	(0.20)	(0.33)	(0.28)	(0.26)
Distributions from Realized Gains	–	(1.22)	(0.93)	(0.95)	–	–

Total Dividends and Distributions	(0.43)	(1.63)	(1.13)	(1.28)	(0.28)	(0.26)

Net Asset Value, End of Period	$11.06	$11.60	$19.32	$19.39	$17.64	$16.26

Total Return(c)	(0.98)%(d)	(33.94)%	5.24%	18.17%	10.27%	19.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$316,984	$304,321	$513,914	$296,113	$237,482	$189,517
Ratio of Expenses to Average Net Assets	0.55%(e)	0.51%(f)	0.49%(f)	0.66%	0.66%	0.67%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.66%(g)	0.66%(g)	0.67%(g)
Ratio of Net Investment Income to Average Net Assets	3.49%(e)	2.86%	2.01%	1.74%	2.40%	2.15%
Portfolio Turnover Rate	57.1%(e)	86.8%	84.0%(h)	87.0%	46.0%	26.0%

	2009(a)	2008	2007	2006	2005	2004

Equity Income Account

Class 2 shares

Net Asset Value, Beginning of Period	$11.50	$19.17	$19.24	$17.53	$16.18	$13.85
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.40	0.34	0.27	0.36	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(6.49)	0.67	2.69	1.24	2.30

Total From Investment Operations	(0.12)	(6.09)	1.01	2.96	1.60	2.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.36)	(0.15)	(0.30)	(0.25)	(0.25)
Distributions from Realized Gains	–	(1.22)	(0.93)	(0.95)	–	–

Total Dividends and Distributions	(0.38)	(1.58)	(1.08)	(1.25)	(0.25)	(0.25)

Net Asset Value, End of Period	$11.00	$11.50	$19.17	$19.24	$17.53	$16.18

Total Return(c)	(1.10)%(d)	(34.12)%	5.00%	17.86%	9.97%	18.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,080	$34,738	$76,666	$70,163	$41,976	$24,094
Ratio of Expenses to Average Net Assets	0.80%(e)	0.76%(f)	0.74%(f)	0.91%	0.91%	0.92%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.91%(g)	0.91%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	3.25%(e)	2.57%	1.74%	1.49%	2.15%	1.90%
Portfolio Turnover Rate	57.1%(e)	86.8%	84.0%(h)	87.0%	46.0%	26.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

See accompanying notes.

309

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Government & High Quality Bond Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.64	$11.36	$11.36	$11.36	$11.64	$11.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.53	0.55	0.50	0.44	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(0.70)	(0.02)	(0.04)	(0.21)	(0.04)

Total From Investment Operations	0.11	(0.17)	0.53	0.46	0.23	0.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)	(0.53)

Total Dividends and Distributions	(0.67)	(0.55)	(0.53)	(0.46)	(0.51)	(0.53)

Net Asset Value, End of Period	$10.08	$10.64	$11.36	$11.36	$11.36	$11.64

Total Return(c)	1.08%(d)	(1.63)%	4.90%	4.23%	2.01%	3.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$248,891	$271,429	$314,515	$305,203	$316,047	$334,034
Ratio of Expenses to Average Net Assets	0.47%(e)	0.45%	0.45%	0.56%	0.46%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.46%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.24%(e)	4.83%	4.85%	4.54%	3.88%	3.82%
Portfolio Turnover Rate	111.7%(e)	240.4%	243.8%	246.9%	262.1%	67.2%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

310

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$9.36	$10.46	$10.55	$10.69	$11.08	$11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.31	0.59	0.60	0.61	0.60	0.61
Net Realized and Unrealized Gain (Loss) on Investments	0.52	(0.93)	0.01	(0.13)	(0.34)	(0.03)

Total From Investment Operations	0.83	(0.34)	0.61	0.48	0.26	0.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.62)	(0.75)	(0.68)	(0.61)	(0.65)	(0.68)
Distributions from Realized Gains	(0.01)	(0.01)	(0.02)	(0.01)	–	–

Total Dividends and Distributions	(0.63)	(0.76)	(0.70)	(0.62)	(0.65)	(0.68)

Net Asset Value, End of Period	$9.56	$9.36	$10.46	$10.55	$10.69	$11.08

Total Return(c)	9.02%(d)	(3.47)%	5.90%	4.90%	2.40%	5.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$159,943	$120,854	$170,478	$182,728	$185,140	$185,570
Ratio of Expenses to Average Net Assets	0.51%(e)	0.51%(f)	0.50%(f)	0.54%	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.54%(g)	0.54%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	6.46%(e)	5.93%	5.76%	5.79%	5.50%	5.53%
Portfolio Turnover Rate	26.5%(e)	13.9%	9.1%	24.0%	13.0%	20.0%

	2009(a)	2008	2007	2006	2005	2004

Income Account

Class 2 shares

Net Asset Value, Beginning of Period	$9.30	$10.40	$10.49	$10.62	$11.01	$11.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.29	0.56	0.59	0.58	0.57	0.58
Net Realized and Unrealized Gain (Loss) on Investments	0.53	(0.92)	(0.01)	(0.12)	(0.34)	(0.03)

Total From Investment Operations	0.82	(0.36)	0.58	0.46	0.23	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.58)	(0.73)	(0.65)	(0.58)	(0.62)	(0.66)
Distributions from Realized Gains	(0.01)	(0.01)	(0.02)	(0.01)	–	–

Total Dividends and Distributions	(0.59)	(0.74)	(0.67)	(0.59)	(0.62)	(0.66)

Net Asset Value, End of Period	$9.53	$9.30	$10.40	$10.49	$10.62	$11.01

Total Return(c)	8.98%(d)	(3.75)%	5.77%	4.59%	2.06%	5.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,054	$7,912	$13,390	$16,474	$20,374	$23,358
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%(f)	0.75%(f)	0.79%	0.79%	0.80%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.79%(g)	0.79%(g)	0.80%(g)
Ratio of Net Investment Income to Average Net Assets	6.22%(e)	5.66%	5.68%	5.54%	5.25%	5.28%
Portfolio Turnover Rate	26.5%(e)	13.9%	9.1%	24.0%	13.0%	20.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

311

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

International Emerging Markets Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.95	$27.61	$21.42	$16.02	$14.78	$12.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09	0.21	0.25	0.19	0.22	0.12
Net Realized and Unrealized Gain (Loss) on Investments	2.42	(11.50)	8.26	5.80	4.46	3.04

Total From Investment Operations	2.51	(11.29)	8.51	5.99	4.68	3.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.23)	(0.24)	–	(0.17)	(0.10)
Distributions from Realized Gains	–	(7.14)	(2.08)	(0.59)	(3.27)	(1.14)

Total Dividends and Distributions	(0.13)	(7.37)	(2.32)	(0.59)	(3.44)	(1.24)

Net Asset Value, End of Period	$11.33	$8.95	$27.61	$21.42	$16.02	$14.78

Total Return(c)	27.99%(d)	(54.86)%	42.11%	38.32%	34.29%	24.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$128,299	$96,371	$226,564	$121,211	$71,639	$43,502
Ratio of Expenses to Average Net Assets	1.44%(e)	1.45%	1.41%	1.44%	1.60%	1.53%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	–	1.60%(g)	1.55%(h)
Ratio of Net Investment Income to Average Net Assets	1.83%(e)	1.23%	1.02%	1.04%	1.45%	0.87%
Portfolio Turnover Rate	168.4%(e)	133.3%	137.7%	127.0%	169.6%	171.0%

	2009(a)	2008	2007	2006	2005	2004

International SmallCap Account

Class 1 shares

Net Asset Value, Beginning of Period	$9.13	$22.42	$24.75	$22.50	$17.72	$13.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	0.24	0.28	0.16	0.12	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.76	(9.64)	2.34	5.88	4.96	4.00

Total From Investment Operations	0.86	(9.40)	2.62	6.04	5.08	4.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.36)	(0.40)	(0.13)	(0.11)	(0.12)
Distributions from Realized Gains	–	(3.53)	(4.55)	(3.66)	(0.19)	–

Total Dividends and Distributions	(0.27)	(3.89)	(4.95)	(3.79)	(0.30)	(0.12)

Net Asset Value, End of Period	$9.72	$9.13	$22.42	$24.75	$22.50	$17.72

Total Return(c)	9.42%(d)	(50.29)%	9.23%	30.38%	29.12%	30.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$86,909	$85,063	$198,887	$183,123	$143,454	$99,833
Ratio of Expenses to Average Net Assets	1.41%(e)	1.34%	1.26%	1.27%	1.33%	1.30%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	1.33%(g)	1.31%(h)
Ratio of Net Investment Income to Average Net Assets	2.36%(e)	1.51%	1.14%	0.71%	0.63%	0.75%
Portfolio Turnover Rate	129.8%(e)	122.9%	120.6%	143.3%	132.3%	140.6%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

(g)	Expense ratio without reimbursement from custodian.

(h)	Expense ratio without commission rebates and reimbursement from custodian.

See accompanying notes.

312

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LargeCap Blend Account II

Class 1 shares

Net Asset Value, Beginning of Period	$4.88	$12.59	$12.46	$11.19	$10.73	$10.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.10	0.12	0.13	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.27	(3.07)	0.55	1.56	0.40	0.92

Total From Investment Operations	0.31	(2.97)	0.67	1.69	0.50	1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.15)	(0.09)	(0.08)	–	(0.11)
Distributions from Realized Gains	–	(4.59)	(0.45)	(0.34)	(0.04)	(0.58)

Total Dividends and Distributions	(0.10)	(4.74)	(0.54)	(0.42)	(0.04)	(0.69)

Net Asset Value, End of Period	$5.09	$4.88	$12.59	$12.46	$11.19	$10.73

Total Return(c)	6.29%(d)	(36.41)%	5.21%	15.72%	4.74%	10.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$157,703	$159,837	$271,426	$202,369	$135,072	$90,751
Ratio of Expenses to Average Net Assets	0.78%(e)	0.77%(j)	0.74%(j)	0.76%	0.78%	0.76%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	–	–	0.78%(g)
Ratio of Net Investment Income to Average Net Assets	1.82%(e)	1.30%	0.96%	1.09%	0.96%	1.23%
Portfolio Turnover Rate	51.7%(e)	62.7%	80.0%(h)	50.7%	44.1%	75.6%

	2009(a)	2008	2007(i)

LargeCap Blend Account II

Class 2 shares

Net Asset Value, Beginning of Period	$4.89	$12.59	$12.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(3.07)	0.59

Total From Investment Operations	0.29	(2.99)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.12)	(0.06)
Distributions from Realized Gains	–	(4.59)	(0.45)

Total Dividends and Distributions	(0.07)	(4.71)	(0.51)

Net Asset Value, End of Period	$5.11	$4.89	$12.59

Total Return(c)	5.87%(d)	(36.50)%	5.28%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$774	$875	$2,727
Ratio of Expenses to Average Net Assets	1.03%(e)	1.02%(j)	0.99%(e),(j)
Ratio of Net Investment Income to Average Net Assets	1.58%(e)	1.00%	0.69%(e)
Portfolio Turnover Rate	51.7%(e)	62.7%	80.0%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007. (j) Reflects Manager's contractual expense limit.

See accompanying notes.

313

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LargeCap Growth Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.14	$17.92	$14.57	$13.29	$11.94	$10.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.07	0.05	0.09	0.03	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(7.78)	3.33	1.23	1.40	0.95

Total From Investment Operations	0.39	(7.71)	3.38	1.32	1.43	1.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)	(0.03)

Total Dividends and Distributions	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)	(0.03)

Net Asset Value, End of Period	$10.45	$10.14	$17.92	$14.57	$13.29	$11.94

Total Return(c)	3.86%(d)	(43.16)%	23.20%	9.92%	12.09%	9.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$187,858	$173,642	$395,726	$128,867	$124,254	$134,956
Ratio of Expenses to Average Net Assets	0.70%(e)	0.69%(f)	0.68%(f)	0.61%	0.62%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.60%(g)
Ratio of Net Investment Income to Average Net Assets	0.30%(e)	0.50%	0.34%	0.63%	0.26%	0.67%
Portfolio Turnover Rate	115.1%(e)	87.6%	105.4%(h)	99.3%	78.3%	122.4%

	2009(a)	2008	2007(i)

LargeCap Growth Account

Class 2 shares

Net Asset Value, Beginning of Period	$10.13	$17.90	$14.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.39	(7.78)	3.26

Total From Investment Operations	0.39	(7.74)	3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.03)	–

Total Dividends and Distributions	(0.04)	(0.03)	–

Net Asset Value, End of Period	$10.48	$10.13	$17.90

Total Return(c)	3.82%(d)	(43.30)%	22.35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$580	$538	$1,372
Ratio of Expenses to Average Net Assets	0.95%(e)	0.94%(f)	0.93%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.04%(e)	0.24%	0.09%(e)
Portfolio Turnover Rate	115.1%(e)	87.6%	105.4%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

314

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LargeCap Growth Account I

Class 1 shares

Net Asset Value, Beginning of Period	$11.72	$19.76	$18.30	$17.23	$16.02	$14.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	–	0.03	0.10	–	0.09
Net Realized and Unrealized Gain (Loss) on Investments	2.50	(8.01)	1.53	0.97	1.21	1.28

Total From Investment Operations	2.50	(8.01)	1.56	1.07	1.21	1.37
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.10)	–	–	(0.08)

Total Dividends and Distributions	–	(0.03)	(0.10)	–	–	(0.08)

Net Asset Value, End of Period	$14.22	$11.72	$19.76	$18.30	$17.23	$16.02

Total Return(c)	21.33%(d)	(40.60)%	8.52%	6.21%	7.55%	9.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$180,440	$157,138	$301,223	$270,071	$274,192	$280,700
Ratio of Expenses to Average Net Assets	0.79%(e)	0.77%	0.75%	0.76%	0.77%	0.72%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.77%(f)
Ratio of Net Investment Income to Average Net Assets	(0.01)%(e)	(0.01)%	0.14%	0.60%	0.00%	0.59%
Portfolio Turnover Rate	52.8%(e)	58.1%	56.5%	52.1%	51.6%	147.7%

	2009(a)	2008	2007	2006	2005	2004

LargeCap S&P 500 Index Account

Class 1 shares

Net Asset Value, Beginning of Period	$6.52	$10.83	$10.44	$9.16	$8.77	$8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07	0.18	0.19	0.16	0.13	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.13	(4.05)	0.35	1.25	0.26	0.70

Total From Investment Operations	0.20	(3.87)	0.54	1.41	0.39	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.22)	(0.15)	(0.13)	–	(0.13)
Distributions from Realized Gains	–	(0.22)	–	–	–	–

Total Dividends and Distributions	(0.21)	(0.44)	(0.15)	(0.13)	–	(0.13)

Net Asset Value, End of Period	$6.51	$6.52	$10.83	$10.44	$9.16	$8.77

Total Return(c)	3.10%(d)	(37.10)%	5.15%	15.57%	4.47%	10.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$97,285	$97,677	$195,489	$221,327	$179,143	$158,237
Ratio of Expenses to Average Net Assets	0.28%(e)	0.27%	0.26%	0.26%	0.38%	0.37%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	–	–	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.35%(e)	2.02%	1.73%	1.68%	1.52%	1.64%
Portfolio Turnover Rate	17.5%(e)	13.8%	12.7%	12.5%	13.1%	20.5%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

315

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LargeCap Value Account

Class 1 shares

Net Asset Value, Beginning of Period	$19.29	$34.70	$37.34	$34.59	$32.39	$29.23
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24	0.59	0.63	0.59	0.54	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.84)	(11.32)	(0.46)	5.74	1.66	3.17

Total From Investment Operations	(0.60)	(10.73)	0.17	6.33	2.20	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)	(0.68)	(0.61)	(0.57)	–	(0.45)
Distributions from Realized Gains	–	(4.00)	(2.20)	(3.01)	–	–

Total Dividends and Distributions	(0.67)	(4.68)	(2.81)	(3.58)	–	(0.45)

Net Asset Value, End of Period	$18.02	$19.29	$34.70	$37.34	$34.59	$32.39

Total Return(c)	(3.19)%(d)	(35.16)%	(0.10)%	19.95%	6.80%	12.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$133,999	$145,811	$270,351	$292,503	$258,490	$265,580
Ratio of Expenses to Average Net Assets	0.62%(e)	0.61%	0.60%	0.60%	0.61%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.60%(f)
Ratio of Net Investment Income to Average Net Assets	2.73%(e)	2.18%	1.70%	1.73%	1.62%	1.47%
Portfolio Turnover Rate	184.8%(e)	133.5%	107.5%	85.9%	120.9%	183.3%

	2009(a)	2008	2007	2006	2005	2004

LargeCap Value Account III

Class 1 shares

Net Asset Value, Beginning of Period	$7.49	$13.47	$14.65	$12.45	$11.88	$10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.23	0.28	0.23	0.18	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	(5.47)	(0.75)	2.38	0.46	1.22

Total From Investment Operations	(0.09)	(5.24)	(0.47)	2.61	0.64	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.25)	(0.19)	(0.15)	–	(0.16)
Distributions from Realized Gains	–	(0.49)	(0.52)	(0.26)	(0.07)	(0.17)

Total Dividends and Distributions	(0.18)	(0.74)	(0.71)	(0.41)	(0.07)	(0.33)

Net Asset Value, End of Period	$7.22	$7.49	$13.47	$14.65	$12.45	$11.88

Total Return(c)	(1.27)%(d)	(40.78)%	(3.71)%	21.55%	5.44%	13.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$184,084	$185,807	$221,684	$200,745	$122,221	$80,721
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%	0.75%	0.76%	0.77%	0.75%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	–	–	–	0.76%(f)
Ratio of Net Investment Income to Average Net Assets	2.39%(e)	2.28%	1.94%	1.77%	1.52%	1.65%
Portfolio Turnover Rate	77.0%(e),(h)	56.5%	21.0%	21.5%	19.7%	23.2%
(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Excludes expense reimbursement from Manager.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of LargeCap Value Account II.

See accompanying notes.

316

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MidCap Blend Account

Class 1 shares

Net Asset Value, Beginning of Period	$24.93	$42.05	$42.26	$42.54	$39.63	$37.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.18	0.21	0.27	0.45	0.39
Net Realized and Unrealized Gain (Loss) on Investments	2.15	(12.82)	3.96	5.11	3.12	6.05

Total From Investment Operations	2.23	(12.64)	4.17	5.38	3.57	6.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.23)	(0.28)	(0.46)	–	(0.39)
Distributions from Realized Gains	(1.48)	(4.25)	(4.10)	(5.20)	(0.66)	(3.98)

Total Dividends and Distributions	(1.72)	(4.48)	(4.38)	(5.66)	(0.66)	(4.37)

Net Asset Value, End of Period	$25.44	$24.93	$42.05	$42.26	$42.54	$39.63

Total Return(c)	8.89%(d)	(33.92)%	9.45%	14.23%	9.21%	17.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$269,345	$269,185	$472,587	$457,649	$420,812	$395,304
Ratio of Expenses to Average Net Assets	0.62%(e)	0.58%	0.56%	0.57%	0.58%	0.59%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.59%(f)
Ratio of Net Investment Income to Average Net Assets	0.65%(e)	0.50%	0.49%	0.68%	1.13%	1.02%
Portfolio Turnover Rate	15.1%(e)	19.6%	28.0%	40.8%	49.9%	38.9%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

See accompanying notes.

317

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MidCap Growth Account I

Class 1 shares

Net Asset Value, Beginning of Period	$6.01	$11.61	$11.95	$11.19	$9.84	$8.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.01	0.01	0.01	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.61	(4.21)	1.33	1.06	1.37	1.07

Total From Investment Operations	0.63	(4.20)	1.34	1.07	1.35	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)	(0.01)	(0.01)	–	–	–
Distributions from Realized Gains	–	(1.39)	(1.67)	(0.31)	–	–

Total Dividends and Distributions	(0.01)	(1.40)	(1.68)	(0.31)	–	–

Net Asset Value, End of Period	$6.63	$6.01	$11.61	$11.95	$11.19	$9.84

Total Return(c)	10.49%(d)	(41.14)%	10.78%	9.65%	13.72%	11.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$41,847	$40,422	$79,882	$74,846	$68,471	$59,674
Ratio of Expenses to Average Net Assets	0.93%(e)	0.93%	0.91%	0.92%	0.92%	0.86%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.92%(f)
Ratio of Net Investment Income to Average Net Assets	0.52%(e)	0.08%	0.09%	0.12%	(0.15)%	(0.30)%
Portfolio Turnover Rate	53.0%(e)	97.9%	108.1%	136.2%	97.0%	47.7%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

See accompanying notes.

318

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MidCap Stock Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.08	$15.22	$17.73	$17.34	$16.44	$14.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.14	0.19	0.14	0.27	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(3.51)	(1.33)	2.49	1.84	2.03

Total From Investment Operations	0.16	(3.37)	(1.14)	2.63	2.11	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.23)	(0.17)	(0.32)	(0.08)	(0.05)
Distributions from Realized Gains	–	(3.54)	(1.20)	(1.92)	(1.13)	(0.25)

Total Dividends and Distributions	(0.12)	(3.77)	(1.37)	(2.24)	(1.21)	(0.30)

Net Asset Value, End of Period	$8.12	$8.08	$15.22	$17.73	$17.34	$16.44

Total Return(c)	1.95%(d)	(29.57)%	(7.86)%	16.88%	13.39%	14.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$47,030	$42,469	$67,168	$103,824	$103,543	$108,347
Ratio of Expenses to Average Net Assets	0.79%(e)	0.77%(f)	0.75%(f)	0.80%	0.81%	0.81%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.80%(g)	0.81%(g)	0.81%(g)
Ratio of Net Investment Income to Average Net Assets	1.31%(e)	1.26%	1.10%	0.80%	1.62%	0.54%
Portfolio Turnover Rate	34.7%(e)	45.6%	26.9%	14.0%	27.0%	32.0%

	2009(a)	2008	2007	2006	2005	2004

MidCap Stock Account

Class 2 shares

Net Asset Value, Beginning of Period	$8.00	$15.10	$17.60	$17.24	$16.36	$14.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.11	0.16	0.09	0.22	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.10	(3.48)	(1.34)	2.47	1.84	2.02

Total From Investment Operations	0.14	(3.37)	(1.18)	2.56	2.06	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.19)	(0.12)	(0.28)	(0.05)	(0.03)
Distributions from Realized Gains	–	(3.54)	(1.20)	(1.92)	(1.13)	(0.25)

Total Dividends and Distributions	(0.09)	(3.73)	(1.32)	(2.20)	(1.18)	(0.28)

Net Asset Value, End of Period	$8.05	$8.00	$15.10	$17.60	$17.24	$16.36

Total Return(c)	1.77%(d)	(29.73)%	(8.10)%	16.56%	13.12%	14.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,251	$8,177	$12,426	$11,788	$7,692	$6,080
Ratio of Expenses to Average Net Assets	1.04%(e)	1.02%(f)	1.00%(f)	1.05%	1.06%	1.06%
Ratio of Gross Expenses to Average Net Assets	–	–	–	1.05%(g)	1.06%(g)	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	1.06%(e)	0.97%	0.90%	0.55%	1.37%	0.29%
Portfolio Turnover Rate	34.7%(e)	45.6%	26.9%	14.0%	27.0%	32.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

319

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MidCap Value Account II

Class 1 shares

Net Asset Value, Beginning of Period	$7.88	$15.23	$16.77	$16.57	$15.38	$14.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.15	0.12	0.12	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(6.33)	(0.10)	1.91	1.53	3.10

Total From Investment Operations	0.12	(6.18)	0.02	2.03	1.58	3.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)	(0.11)	(0.11)	(0.04)	–	(0.01)
Distributions from Realized Gains	–	(1.06)	(1.45)	(1.79)	(0.39)	(1.86)

Total Dividends and Distributions	(0.15)	(1.17)	(1.56)	(1.83)	(0.39)	(1.87)

Net Asset Value, End of Period	$7.85	$7.88	$15.23	$16.77	$16.57	$15.38

Total Return(c)	1.54%(d)	(43.92)%	(1.04)%	13.27%	10.55%	22.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$78,939	$80,587	$150,918	$142,116	$112,437	$78,166
Ratio of Expenses to Average Net Assets	1.01%(e),(f)	1.06%(f)	1.06%	1.06%	1.07%	1.05%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.08%(g)
Ratio of Net Investment Income to Average Net Assets	2.20%(e)	1.22%	0.73%	0.78%	0.32%	0.11%
Portfolio Turnover Rate	166.1%(e)	157.7%	146.7%	150.6%	90.6%	59.2%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

See accompanying notes.

320

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Money Market Account

Class 1 shares

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.05	0.05	0.03	0.01

Total From Investment Operations	–	0.03	0.05	0.05	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.22%(d)	2.58%	4.94%	4.67%	2.69%	0.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$435,852	$455,594	$272,347	$180,210	$150,653	$140,553
Ratio of Expenses to Average Net Assets	0.45%(e)	0.45%(f)	0.47%(f)	0.49%	0.61%	0.49%
Ratio of Net Investment Income to Average Net Assets	0.44%(e)	2.47%	4.81%	4.59%	2.66%	0.91%

	2009(a)	2008	2007(g)

Money Market Account

Class 2 shares

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.02	0.04

Total From Investment Operations	–	0.02	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.04)

Total Dividends and Distributions	–	(0.02)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return(c)	0.18%(d)	2.33%	4.59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,303	$15,013	$4,646
Ratio of Expenses to Average Net Assets	0.54%(e)	0.70%(f)	0.72%(e),(f)
Ratio of Gross Expenses to Average Net Assets	0.70%(e),(h)	–	–
Ratio of Net Investment Income to Average Net Assets	0.40%(e)	2.13%	4.55%(e)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Period from January 8, 2007, date operations commenced, through December 31, 2007.

(h)	Excludes expense reimbursement from Underwriter.

See accompanying notes.

321

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Mortgage Securities Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.28	$10.49	$10.41	$10.47	$10.71	$10.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.48	0.49	0.47	0.46	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.01)	0.16	(0.03)	(0.22)	(0.06)

Total From Investment Operations	0.32	0.47	0.65	0.44	0.24	0.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.58)	(0.68)	(0.57)	(0.50)	(0.48)	(0.43)

Total Dividends and Distributions	(0.58)	(0.68)	(0.57)	(0.50)	(0.48)	(0.43)

Net Asset Value, End of Period	$10.02	$10.28	$10.49	$10.41	$10.47	$10.71

Total Return(c)	3.10%(d)	4.68%	6.58%	4.45%	2.27%	3.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$182,103	$152,711	$226,615	$259,054	$266,902	$263,816
Ratio of Expenses to Average Net Assets	0.51%(e)	0.51%(f)	0.50%(f)	0.53%	0.54%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.53%(g)	0.54%(g)	0.54%(g)
Ratio of Net Investment Income to Average Net Assets	4.40%(e)	4.63%	4.73%	4.54%	4.39%	4.21%
Portfolio Turnover Rate	26.4%(e)	9.9%	6.2%	16.0%	33.0%	28.0%

	2009(a)	2008	2007	2006	2005	2004

Mortgage Securities Account

Class 2 shares

Net Asset Value, Beginning of Period	$10.26	$10.47	$10.39	$10.43	$10.66	$10.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.45	0.46	0.44	0.43	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.01)	0.17	(0.02)	(0.22)	(0.06)

Total From Investment Operations	0.31	0.44	0.63	0.42	0.21	0.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.65)	(0.55)	(0.46)	(0.44)	(0.40)

Total Dividends and Distributions	(0.54)	(0.65)	(0.55)	(0.46)	(0.44)	(0.40)

Net Asset Value, End of Period	$10.03	$10.26	$10.47	$10.39	$10.43	$10.66

Total Return(c)	3.07%(d)	4.41%	6.21%	4.22%	2.02%	3.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,013	$2,085	$3,322	$5,041	$8,742	$12,757
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%(f)	0.75%(f)	0.78%	0.79%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.78%(g)	0.79%(g)	0.79%(g)
Ratio of Net Investment Income to Average Net Assets	4.19%(e)	4.38%	4.47%	4.29%	4.14%	3.96%
Portfolio Turnover Rate	26.4%(e)	9.9%	6.2%	16.0%	33.0%	28.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

322

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Principal Capital Appreciation Account(b)

Class 1 shares

Net Asset Value, Beginning of Period	$15.05	$25.13	$24.06	$22.04	$20.45	$18.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.15	0.20	0.15	0.13	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.74	(7.79)	1.89	2.45	1.61	2.20

Total From Investment Operations	0.82	(7.64)	2.09	2.60	1.74	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.24)	(0.18)	(0.12)	(0.15)	(0.05)
Distributions from Realized Gains	–	(2.20)	(0.84)	(0.46)	–	–

Total Dividends and Distributions	(0.17)	(2.44)	(1.02)	(0.58)	(0.15)	(0.05)

Net Asset Value, End of Period	$15.70	$15.05	$25.13	$24.06	$22.04	$20.45

Total Return(d)	5.44%(e)	(33.37)%	8.73%	12.03%	8.57%	13.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$72,870	$65,187	$128,486	$152,592	$130,071	$119,371
Ratio of Expenses to Average Net Assets	0.65%(f)	0.64%(g)	0.63%(g)	0.67%	0.68%	0.69%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.67%(h)	0.68%(h)	0.69%(h)
Ratio of Net Investment Income to Average Net Assets	1.06%(f)	0.76%	0.81%	0.66%	0.62%	0.87%
Portfolio Turnover Rate	25.3%(f)	14.6%	16.6%	18.0%	18.0%	17.0%

	2009(a)	2008	2007	2006	2005	2004

Principal Capital Appreciation Account(b)

Class 2 shares

Net Asset Value, Beginning of Period	$14.94	$24.97	$23.91	$21.92	$20.35	$18.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.10	0.13	0.10	0.08	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.74	(7.75)	1.89	2.43	1.60	2.19

Total From Investment Operations	0.80	(7.65)	2.02	2.53	1.68	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.18)	(0.12)	(0.08)	(0.11)	(0.03)
Distributions from Realized Gains	–	(2.20)	(0.84)	(0.46)	–	–

Total Dividends and Distributions	(0.10)	(2.38)	(0.96)	(0.54)	(0.11)	(0.03)

Net Asset Value, End of Period	$15.64	$14.94	$24.97	$23.91	$21.92	$20.35

Total Return(d)	5.37%(e)	(33.56)%	8.46%	11.75%	8.30%	12.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,553	$6,970	$15,662	$16,954	$10,823	$8,270
Ratio of Expenses to Average Net Assets	0.90%(f)	0.89%(g)	0.88%(g)	0.92%	0.93%	0.94%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.92%(h)	0.93%(h)	0.94%(h)
Ratio of Net Investment Income to Average Net Assets	0.82%(f)	0.49%	0.55%	0.41%	0.37%	0.62%
Portfolio Turnover Rate	25.3%(f)	14.6%	16.6%	18.0%	18.0%	17.0%

(a)	Six months ended June 30, 2009.

(b)	Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

323

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

Principal LifeTime 2010 Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.07	$12.94	$12.76	$11.37	$10.84	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.23	0.38	0.67	0.25	0.02	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.27	(4.02)	(0.19)	1.15	0.59	0.82

Total From Investment Operations	0.50	(3.64)	0.48	1.40	0.61	0.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.47)	(0.16)	(0.01)	(0.01)	(0.09)
Distributions from Realized Gains	(0.02)	(0.76)	(0.14)	–	(0.07)	–

Total Dividends and Distributions	(0.40)	(1.23)	(0.30)	(0.01)	(0.08)	(0.09)

Net Asset Value, End of Period	$8.17	$8.07	$12.94	$12.76	$11.37	$10.84

Total Return(d)	6.11%(e)	(30.91)%	3.74%	12.30%	5.70%	9.31%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,983	$32,113	$44,891	$26,936	$12,930	$11
Ratio of Expenses to Average Net Assets(f)	0.15%(g)	0.15%(h)	0.13%(h)	0.16%	0.16%	0.16%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	–	–	–	0.16%	0.20%	10.02%(g)
Ratio of Net Investment Income to Average Net Assets	6.04%(g)	3.58%	5.13%	2.09%	0.22%	3.21%(g)
Portfolio Turnover Rate	32.9%(g)	26.0%	67.0%	31.5%	4.3%	3.0%(g)

	2009(a)	2008	2007	2006	2005	2004(b)

Principal LifeTime 2020 Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.11	$13.86	$13.37	$11.61	$10.97	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21	0.33	0.71	0.15	(0.01)	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.30	(4.58)	(0.06)	1.61	0.75	0.93

Total From Investment Operations	0.51	(4.25)	0.65	1.76	0.74	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)	(0.51)	(0.07)	–	(0.02)	(0.09)
Distributions from Realized Gains	–	(0.99)	(0.09)	–	(0.08)	–

Total Dividends and Distributions	(0.31)	(1.50)	(0.16)	–	(0.10)	(0.09)

Net Asset Value, End of Period	$8.31	$8.11	$13.86	$13.37	$11.61	$10.97

Total Return(d)	6.26%(e)	(34.16)%	4.87%	15.16%	6.77%	10.62%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$141,855	$126,555	$179,244	$98,599	$26,753	$15
Ratio of Expenses to Average Net Assets(f)	0.13%(g)	0.13%(h)	0.12%(h)	0.13%	0.13%	0.13%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	–	–	–	0.14%	0.16%	8.72%(g)
Ratio of Net Investment Income to Average Net Assets	5.30%(g)	3.00%	5.12%	1.23%	(0.10)%	3.65%(g)
Portfolio Turnover Rate	18.4%(g)	14.6%	60.3%	13.2%	3.1%	2.6%(g)

(a)	Six months ended June 30, 2009.

(b)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Account invests.

(g)	Computed on an annualized basis.

(h)	Reflects Manager's contractual expense limit.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

324

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

Principal LifeTime 2030 Account

Class 1 shares

Net Asset Value, Beginning of Period	$7.86	$13.99	$13.35	$11.63	$10.97	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12	0.29	0.71	0.12	0.01	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.34	(4.85)	0.09	1.60	0.73	0.76

Total From Investment Operations	0.46	(4.56)	0.80	1.72	0.74	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.50)	(0.06)	–	(0.02)	(0.09)
Distributions from Realized Gains	(0.01)	(1.07)	(0.10)	–	(0.06)	–

Total Dividends and Distributions	(0.19)	(1.57)	(0.16)	–	(0.08)	(0.09)

Net Asset Value, End of Period	$8.13	$7.86	$13.99	$13.35	$11.63	$10.97

Total Return(d)	5.83%(e)	(36.42)%	5.97%	14.83%	6.76%	10.60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,437	$25,504	$31,304	$15,224	$3,918	$151
Ratio of Expenses to Average Net Assets(f)	0.15%(g)	0.16%(i)	0.13%(i)	0.16%	0.16%	0.16%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	–	–	–	0.21%	0.38%	2.14%(g)
Ratio of Net Investment Income to Average Net Assets	3.15%(g)	2.63%	5.11%	0.95%	0.08%	8.58%(g)
Portfolio Turnover Rate	15.7%(g)	18.0%	66.7%	37.8%	11.5%	4.8%(g)

	2009(a)	2008	2007	2006	2005	2004(b)

Principal LifeTime 2040 Account

Class 1 shares

Net Asset Value, Beginning of Period	$7.94	$14.37	$13.60	$11.82	$11.09	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09	0.26	0.75	0.11	0.01	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.39	(5.22)	0.14	1.67	0.79	0.99

Total From Investment Operations	0.48	(4.96)	0.89	1.78	0.80	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.45)	(0.05)	–	(0.02)	(0.09)
Distributions from Realized Gains	–	(1.02)	(0.07)	–	(0.05)	–

Total Dividends and Distributions	(0.24)	(1.47)	(0.12)	–	(0.07)	(0.09)

Net Asset Value, End of Period	$8.18	$7.94	$14.37	$13.60	$11.82	$11.09

Total Return(d)	5.97%(e)	(38.16)%	6.54%	15.13%	7.27%	11.78%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,365	$11,368	$16,244	$7,256	$1,893	$147
Ratio of Expenses to Average Net Assets(f)	0.14%(g),(i)	0.13%(i)	0.13%(i)	0.13%	0.13%	0.14%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	–	–	–	0.32%	0.56%	1.47%(g)
Ratio of Net Investment Income to Average Net Assets	2.29%(g)	2.28%	5.27%	0.83%	0.12%	5.35%(g)
Portfolio Turnover Rate	24.6%(g)	22.6%	72.7%	29.8%	18.2%	9.4%(g)

(a)	Six months ended June 30, 2009.

(b)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Account invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager.

(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

325

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004(b)

Principal LifeTime 2050 Account

Class 1 shares

Net Asset Value, Beginning of Period	$7.80	$14.48	$13.68	$11.85	$11.09	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.24	0.73	0.08	0.01	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.41	(5.30)	0.18	1.75	0.82	1.06

Total From Investment Operations	0.47	(5.06)	0.91	1.83	0.83	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)	(0.48)	(0.03)	–	(0.02)	(0.08)
Distributions from Realized Gains	–	(1.14)	(0.08)	–	(0.05)	–

Total Dividends and Distributions	(0.21)	(1.62)	(0.11)	–	(0.07)	(0.08)

Net Asset Value, End of Period	$8.06	$7.80	$14.48	$13.68	$11.85	$11.09

Total Return(d)	5.98%(e)	(39.05)%	6.62%	15.49%	7.56%	11.74%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,945	$7,231	$9,500	$5,210	$1,160	$88
Ratio of Expenses to Average Net Assets(f)	0.14%(g),(h)	0.12%(h)	0.12%(h)	0.12%	0.12%	0.13%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	–	–	–	0.44%	1.11%	1.49%(g)
Ratio of Net Investment Income to Average Net Assets	1.61%(g)	2.12%	5.06%	0.63%	0.11%	3.04%(g)
Portfolio Turnover Rate	27.2%(g)	16.1%	93.1%	36.4%	4.2%	13.0%(g)

	2009(a)	2008	2007	2006	2005	2004(b)

Principal LifeTime Strategic Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.64	$12.12	$12.15	$11.05	$10.68	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31	0.52	0.61	0.27	0.06	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.16	(3.25)	(0.36)	0.86	0.46	0.65

Total From Investment Operations	0.47	(2.73)	0.25	1.13	0.52	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.42)	(0.17)	(0.02)	(0.03)	(0.09)
Distributions from Realized Gains	(0.08)	(0.33)	(0.11)	(0.01)	(0.12)	–

Total Dividends and Distributions	(0.55)	(0.75)	(0.28)	(0.03)	(0.15)	(0.09)

Net Asset Value, End of Period	$8.56	$8.64	$12.12	$12.15	$11.05	$10.68

Total Return(d)	5.40%(e)	(23.89)%	2.12%	10.26%	4.96%	7.66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,943	$17,064	$21,210	$12,655	$5,463	$11
Ratio of Expenses to Average Net Assets(f)	0.14%(g),(h)	0.14%(h)	0.13%(h)	0.14%	0.14%	0.14%(g)
Ratio of Gross Expenses to Average Net Assets(f),(i)	–	–	–	0.21%	0.27%	10.09%(g)
Ratio of Net Investment Income to Average Net Assets	7.37%(g)	4.93%	5.03%	2.36%	0.60%	3.30%(g)
Portfolio Turnover Rate	34.3%(g)	26.8%	54.4%	20.9%	8.4%	2.9%(g)

(a)	Six months ended June 30, 2009.

(b)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Account invests.

(g)	Computed on an annualized basis.

(h)	Reflects Manager's contractual expense limit.

(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

326

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Real Estate Securities Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.75	$19.06	$26.09	$20.51	$17.88	$14.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.25	0.35	0.23	0.40	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)	(4.11)	(4.45)	6.84	2.39	4.66

Total From Investment Operations	(1.01)	(3.86)	(4.10)	7.07	2.79	5.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.41)	(0.20)	(0.39)	–	(0.35)
Distributions from Realized Gains	–	(6.04)	(2.73)	(1.10)	(0.16)	(1.72)

Total Dividends and Distributions	(0.22)	(6.45)	(2.93)	(1.49)	(0.16)	(2.07)

Net Asset Value, End of Period	$7.52	$8.75	$19.06	$26.09	$20.51	$17.88

Total Return(c)	(11.62)%(d)	(32.86)%	(17.69)%	36.61%	15.85%	34.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,702	$127,836	$204,752	$255,955	$178,922	$146,022
Ratio of Expenses to Average Net Assets	0.92%(e)	0.89%(f)	0.86%(f)	0.87%	0.89%	0.90%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.90%(g)
Ratio of Net Investment Income to Average Net Assets	4.14%(e)	1.77%	1.51%	1.01%	2.16%	2.37%
Portfolio Turnover Rate	79.6%(e)	47.2%	81.3%(h)	35.8%	23.6%	58.8%

	2009(a)	2008	2007(i)

Real Estate Securities Account

Class 2 shares

Net Asset Value, Beginning of Period	$8.76	$19.06	$25.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.20	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.10)	(4.00)

Total From Investment Operations	(1.01)	(3.90)	(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.36)	(0.13)
Distributions from Realized Gains	–	(6.04)	(2.73)

Total Dividends and Distributions	(0.18)	(6.40)	(2.86)

Net Asset Value, End of Period	$7.57	$8.76	$19.06

Total Return(c)	(11.67)%(d)	(33.01)%	(16.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$449	$568	$1,441
Ratio of Expenses to Average Net Assets	1.17%(e)	1.14%(f)	1.11%(e),(f)
Ratio of Net Investment Income to Average Net Assets	3.85%(e)	1.35%	1.17%(e)
Portfolio Turnover Rate	79.6%(e)	47.2%	81.3%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

327

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Balanced Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$11.95	$19.17	$18.09	$16.72	$16.08	$14.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.39	0.62	0.64	0.41	0.36	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(4.93)	0.92	1.33	0.59	1.16

Total From Investment Operations	0.64	(4.31)	1.56	1.74	0.95	1.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)	(0.71)	(0.48)	(0.37)	(0.31)	(0.28)
Distributions from Realized Gains	(0.39)	(2.20)	–	–	–	–

Total Dividends and Distributions	(0.91)	(2.91)	(0.48)	(0.37)	(0.31)	(0.28)

Net Asset Value, End of Period	$11.68	$11.95	$19.17	$18.09	$16.72	$16.08

Total Return(c)	5.35%(d)	(26.18)%	8.67%	10.61%	6.01%	10.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$501,823	$387,339	$481,245	$507,193	$462,438	$467,076
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.23%(g)	0.27%	0.28%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.27%(h)	0.28%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	6.86%(f)	4.04%	3.40%	2.39%	2.26%	2.13%
Portfolio Turnover Rate	5.9%(f)	39.1%	42.1%	11.0%	4.0%	4.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Balanced Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$11.85	$19.04	$17.97	$16.61	$15.99	$14.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33	0.64	0.58	0.37	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.30	(4.97)	0.92	1.32	0.58	1.16

Total From Investment Operations	0.63	(4.33)	1.50	1.69	0.90	1.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.66)	(0.43)	(0.33)	(0.28)	(0.27)
Distributions from Realized Gains	(0.39)	(2.20)	–	–	–	–

Total Dividends and Distributions	(0.86)	(2.86)	(0.43)	(0.33)	(0.28)	(0.27)

Net Asset Value, End of Period	$11.62	$11.85	$19.04	$17.97	$16.61	$15.99

Total Return(c)	5.32%(d)	(26.42)%	8.39%	10.38%	5.72%	9.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$105,265	$113,639	$212,465	$224,203	$198,280	$164,802
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.48%(g)	0.52%	0.53%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.52%(h)	0.53%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	5.88%(f)	4.09%	3.13%	2.14%	2.01%	1.88%
Portfolio Turnover Rate	5.9%(f)	39.1%	42.1%	11.0%	4.0%	4.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

328

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Balanced Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$9.49	$13.07	$12.74	$12.07	$11.82	$11.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.42	0.50	0.52	0.39	0.35	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.17	(2.77)	0.43	0.64	0.18	0.56

Total From Investment Operations	0.59	(2.27)	0.95	1.03	0.53	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)	(0.47)	(0.45)	(0.33)	(0.28)	(0.23)
Distributions from Realized Gains	(0.15)	(0.84)	(0.17)	(0.03)	–	–

Total Dividends and Distributions	(0.49)	(1.31)	(0.62)	(0.36)	(0.28)	(0.23)

Net Asset Value, End of Period	$9.59	$9.49	$13.07	$12.74	$12.07	$11.82

Total Return(c)	6.20%(d)	(19.21)%	7.55%	8.83%	4.59%	8.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,686	$74,246	$50,531	$43,249	$43,818	$40,458
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.26%(g)	0.24%(g)	0.33%	0.38%	0.33%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.33%(h)	0.38%(h)	0.33%(h)
Ratio of Net Investment Income to Average Net Assets	9.00%(f)	4.51%	4.05%	3.22%	3.00%	3.02%
Portfolio Turnover Rate	15.4%(f)	46.1%	45.0%	11.0%	4.0%	1.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Balanced Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$9.41	$12.97	$12.64	$11.98	$11.75	$11.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33	0.57	0.49	0.36	0.32	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(2.85)	0.43	0.64	0.17	0.55

Total From Investment Operations	0.57	(2.28)	0.92	1.00	0.49	0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.44)	(0.42)	(0.31)	(0.26)	(0.22)
Distributions from Realized Gains	(0.15)	(0.84)	(0.17)	(0.03)	–	–

Total Dividends and Distributions	(0.45)	(1.28)	(0.59)	(0.34)	(0.26)	(0.22)

Net Asset Value, End of Period	$9.53	$9.41	$12.97	$12.64	$11.98	$11.75

Total Return(c)	6.03%(d)	(19.41)%	7.34%	8.50%	4.37%	7.88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,731	$17,277	$29,194	$32,716	$29,984	$20,845
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%(g)	0.49%(g)	0.58%	0.63%	0.58%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.58%(h)	0.63%(h)	0.58%(h)
Ratio of Net Investment Income to Average Net Assets	7.26%(f)	4.95%	3.85%	2.97%	2.75%	2.77%
Portfolio Turnover Rate	15.4%(f)	46.1%	45.0%	11.0%	4.0%	1.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

329

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Growth Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$12.34	$21.18	$19.70	$17.85	$16.89	$15.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.28	0.57	0.57	0.28	0.25	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(6.78)	1.26	1.86	0.93	1.58

Total From Investment Operations	0.54	(6.21)	1.83	2.14	1.18	1.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)	(0.72)	(0.35)	(0.29)	(0.22)	(0.22)
Distributions from Realized Gains	(0.76)	(1.91)	–	–	–	–

Total Dividends and Distributions	(1.44)	(2.63)	(0.35)	(0.29)	(0.22)	(0.22)

Net Asset Value, End of Period	$11.44	$12.34	$21.18	$19.70	$17.85	$16.89

Total Return(c)	4.20%(d)	(33.11)%	9.29%	12.20%	7.04%	11.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$107,841	$103,553	$251,682	$284,083	$293,378	$303,584
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.23%(g)	0.28%	0.29%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.28%(h)	0.29%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	4.82%(f)	3.34%	2.74%	1.50%	1.47%	1.36%
Portfolio Turnover Rate	13.3%(f)	24.4%	46.8%	8.0%	9.0%	10.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Growth Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$12.24	$21.03	$19.56	$17.73	$16.80	$15.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26	0.57	0.51	0.23	0.21	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(6.78)	1.26	1.86	0.91	1.58

Total From Investment Operations	0.52	(6.21)	1.77	2.09	1.12	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.63)	(0.67)	(0.30)	(0.26)	(0.19)	(0.20)
Distributions from Realized Gains	(0.76)	(1.91)	–	–	–	–

Total Dividends and Distributions	(1.39)	(2.58)	(0.30)	(0.26)	(0.19)	(0.20)

Net Asset Value, End of Period	$11.37	$12.24	$21.03	$19.56	$17.73	$16.80

Total Return(c)	4.11%(d)	(33.30)%	9.04%	11.95%	6.71%	11.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,067	$70,419	$129,346	$124,555	$94,662	$73,830
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.48%(g)	0.53%	0.54%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.53%(h)	0.54%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	4.51%(f)	3.38%	2.47%	1.25%	1.22%	1.11%
Portfolio Turnover Rate	13.3%(f)	24.4%	46.8%	8.0%	9.0%	10.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

330

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Flexible Income Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$10.58	$14.36	$14.42	$14.08	$14.10	$13.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.51	0.56	0.67	0.56	0.52	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(2.25)	0.18	0.36	(0.05)	0.35

Total From Investment Operations	0.76	(1.69)	0.85	0.92	0.47	0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)	(0.90)	(0.69)	(0.57)	(0.47)	(0.47)
Distributions from Realized Gains	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)	–

Total Dividends and Distributions	(0.66)	(2.09)	(0.91)	(0.58)	(0.49)	(0.47)

Net Asset Value, End of Period	$10.68	$10.58	$14.36	$14.42	$14.08	$14.10

Total Return(c)	7.21%(d)	(13.76)%	6.09%	6.84%	3.41%	6.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$120,327	$98,000	$113,970	$126,456	$143,367	$149,055
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.24%(g)	0.29%	0.30%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.29%(h)	0.30%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	9.75%(f)	4.50%	4.66%	3.99%	3.74%	3.67%
Portfolio Turnover Rate	28.9%(f)	53.9%	28.4%	6.0%	5.0%	5.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Flexible Income Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$10.49	$14.26	$14.32	$13.98	$14.02	$13.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.42	0.66	0.63	0.53	0.49	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.32	(2.38)	0.19	0.36	(0.07)	0.36

Total From Investment Operations	0.74	(1.72)	0.82	0.89	0.42	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.86)	(0.66)	(0.54)	(0.44)	(0.46)
Distributions from Realized Gains	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)	–

Total Dividends and Distributions	(0.61)	(2.05)	(0.88)	(0.55)	(0.46)	(0.46)

Net Asset Value, End of Period	$10.62	$10.49	$14.26	$14.32	$13.98	$14.02

Total Return(c)	7.04%(d)	(14.02)%	5.86%	6.61%	3.09%	6.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,741	$26,751	$53,025	$63,097	$79,487	$67,752
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.49%(g)	0.54%	0.55%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.54%(h)	0.55%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	8.09%(f)	5.27%	4.39%	3.74%	3.49%	3.42%
Portfolio Turnover Rate	28.9%(f)	53.9%	28.4%	6.0%	5.0%	5.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

331

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Strategic Growth Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$12.28	$23.91	$22.07	$19.74	$18.45	$16.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.44	0.55	0.23	0.19	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(7.99)	1.57	2.32	1.22	1.96

Total From Investment Operations	0.51	(7.55)	2.12	2.55	1.41	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.76)	(0.28)	(0.22)	(0.12)	(0.11)
Distributions from Realized Gains	(0.19)	(3.32)	–	–	–	–

Total Dividends and Distributions	(0.69)	(4.08)	(0.28)	(0.22)	(0.12)	(0.11)

Net Asset Value, End of Period	$12.10	$12.28	$23.91	$22.07	$19.74	$18.45

Total Return(c)	3.99%(d)	(37.42)%	9.61%	13.06%	7.71%	12.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$51,744	$44,945	$150,975	$146,789	$136,966	$130,069
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.24%(g)	0.29%	0.31%	0.29%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.29%(h)	0.31%(h)	0.29%(h)
Ratio of Net Investment Income to Average Net Assets	4.03%(f)	2.36%	2.34%	1.10%	1.01%	0.80%
Portfolio Turnover Rate	10.0%(f)	31.8%	45.7%	7.0%	9.0%	4.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Strategic Growth Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$12.20	$23.77	$21.95	$19.64	$18.38	$16.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21	0.50	0.47	0.17	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.27	(8.04)	1.57	2.32	1.22	1.97

Total From Investment Operations	0.48	(7.54)	2.04	2.49	1.36	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)	(0.71)	(0.22)	(0.18)	(0.10)	(0.10)
Distributions from Realized Gains	(0.19)	(3.32)	–	–	–	–

Total Dividends and Distributions	(0.64)	(4.03)	(0.22)	(0.18)	(0.10)	(0.10)

Net Asset Value, End of Period	$12.04	$12.20	$23.77	$21.95	$19.64	$18.38

Total Return(c)	3.84%(d)	(37.56)%	9.34%	12.77%	7.47%	12.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,347	$48,224	$80,715	$69,965	$48,413	$34,129
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.49%(g)	0.54%	0.56%	0.54%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.54%(h)	0.56%(h)	0.54%(h)
Ratio of Net Investment Income to Average Net Assets	3.61%(f)	2.81%	2.04%	0.85%	0.76%	0.55%
Portfolio Turnover Rate	10.0%(f)	31.8%	45.7%	7.0%	9.0%	4.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

332

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Short-Term Bond Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.62	$10.23	$10.28	$10.11	$10.12	$9.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20	0.48	0.52	0.45	0.33	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.23	(1.63)	(0.21)	(0.01)	(0.15)	(0.12)

Total From Investment Operations	0.43	(1.15)	0.31	0.44	0.18	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)	–

Total Dividends and Distributions	(0.60)	(0.46)	(0.36)	(0.27)	(0.19)	–

Net Asset Value, End of Period	$8.45	$8.62	$10.23	$10.28	$10.11	$10.12

Total Return(c)	5.12%(d)	(11.68)%	3.07%	4.44%	1.80%	1.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$116,983	$117,960	$156,830	$120,364	$83,822	$56,241
Ratio of Expenses to Average Net Assets	0.51%(e)	0.50%	0.49%	0.64%	0.57%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)	N/A	N/A	N/A	0.52%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.64%(e)	4.97%	5.08%	4.51%	3.26%	2.53%
Portfolio Turnover Rate	45.0%(e)	23.4%	37.9%	43.8%	74.3%	34.8%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

See accompanying notes.

333

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Short-Term Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$2.41	$2.50	$2.52	$2.52	$2.58	$2.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.10	0.11	0.11	0.10	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.11)	–	–	(0.06)	(0.05)

Total From Investment Operations	0.14	(0.01)	0.11	0.11	0.04	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.08)	(0.13)	(0.11)	(0.10)	(0.10)

Total Dividends and Distributions	(0.14)	(0.08)	(0.13)	(0.11)	(0.10)	(0.10)

Net Asset Value, End of Period	$2.41	$2.41	$2.50	$2.52	$2.52	$2.58

Total Return(c)	5.79%(d)	(0.57)%	4.50%	4.59%	1.64%	2.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$49,572	$37,975	$76,165	$42,466	$47,221	$48,574
Ratio of Expenses to Average Net Assets	0.52%(e)	0.52%(f)	0.50%(f)	0.61%	0.60%	0.61%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.61%(g)	0.60%(g)	0.61%(g)
Ratio of Net Investment Income to Average Net Assets	3.77%(e)	4.05%	4.56%	4.30%	4.01%	3.74%
Portfolio Turnover Rate	24.1%(e)	40.1%	46.8%	13.0%	22.0%	17.0%

	2009(a)	2008	2007	2006	2005	2004

Short-Term Income Account

Class 2 shares

Net Asset Value, Beginning of Period	$2.39	$2.49	$2.51	$2.51	$2.56	$2.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.09	0.11	0.10	0.09	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.10	(0.12)	(0.01)	–	(0.05)	(0.05)

Total From Investment Operations	0.14	(0.03)	0.10	0.10	0.04	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.07)	(0.12)	(0.10)	(0.09)	(0.10)

Total Dividends and Distributions	(0.13)	(0.07)	(0.12)	(0.10)	(0.09)	(0.10)

Net Asset Value, End of Period	$2.40	$2.39	$2.49	$2.51	$2.51	$2.56

Total Return(c)	5.92%(d)	(1.23)%	4.24%	4.24%	1.76%	1.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,635	$1,662	$2,386	$3,221	$5,156	$7,096
Ratio of Expenses to Average Net Assets	0.77%(e)	0.77%(f)	0.75%(f)	0.86%	0.85%	0.86%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.86%(g)	0.85%(g)	0.86%(g)
Ratio of Net Investment Income to Average Net Assets	3.54%(e)	3.81%	4.33%	4.05%	3.76%	3.49%
Portfolio Turnover Rate	24.1%(e)	40.1%	46.8%	13.0%	22.0%	17.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

334

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SmallCap Blend Account

Class 1 shares

Net Asset Value, Beginning of Period	$5.54	$9.82	$10.78	$10.22	$9.55	$7.97
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.03	0.04	0.03	0.02	–
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	(3.28)	0.24	1.23	0.65	1.58

Total From Investment Operations	(0.01)	(3.25)	0.28	1.26	0.67	1.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.04)	(0.03)	(0.02)	–	–
Distributions from Realized Gains	–	(0.99)	(1.21)	(0.68)	–	–

Total Dividends and Distributions	(0.04)	(1.03)	(1.24)	(0.70)	–	–

Net Asset Value, End of Period	$5.49	$5.54	$9.82	$10.78	$10.22	$9.55

Total Return(c)	(0.18)%(d)	(36.73)%	1.65%	12.70%	7.04%	19.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$44,968	$48,620	$92,456	$103,131	$94,476	$85,115
Ratio of Expenses to Average Net Assets	0.89%(e)	0.88%	0.86%	0.87%	0.88%	0.86%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.86%(f)
Ratio of Net Investment Income to Average Net Assets	0.61%(e)	0.41%	0.34%	0.32%	0.17%	0.03%
Portfolio Turnover Rate	103.0%(e)	65.3%	53.9%	132.3%	125.8%	188.7%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

See accompanying notes.

335

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SmallCap Growth Account II

Class 1 shares

Net Asset Value, Beginning of Period	$6.68	$11.35	$10.81	$9.92	$9.30	$8.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(4.61)	0.61	0.95	0.69	1.00

Total From Investment Operations	0.54	(4.67)	0.54	0.89	0.62	0.94

Net Asset Value, End of Period	$7.22	$6.68	$11.35	$10.81	$9.92	$9.30

Total Return(c)	8.08%(d)	(41.15)%	5.00%	8.97%	6.67%	11.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$62,726	$59,137	$103,626	$73,327	$66,656	$63,453
Ratio of Expenses to Average Net Assets	1.06%(e)	1.05%(f)	1.01%(f)	1.02%	1.05%	0.99%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	(0.68)%(e)	(0.65)%	(0.59)%	(0.62)%	(0.77)%	(0.70)%
Portfolio Turnover Rate	93.2%(e)	83.8%	86.5%(h)	77.6%	68.2%	43.3%

	2009(a)	2008	2007(i)

SmallCap Growth Account II

Class 2 shares

Net Asset Value, Beginning of Period	$6.65	$11.32	$10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(4.59)	0.70

Total From Investment Operations	0.53	(4.67)	0.60

Net Asset Value, End of Period	$7.18	$6.65	$11.32

Total Return(c)	7.97%(d)	(41.25)%	5.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,192	$2,102	$3,968
Ratio of Expenses to Average Net Assets	1.31%(e)	1.30%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.93)%(e)	(0.90)%	(0.84)%(e)
Portfolio Turnover Rate	93.2%(e)	83.8%	86.5%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

336

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SmallCap Value Account I

Class 1 shares

Net Asset Value, Beginning of Period	$9.51	$15.69	$18.66	$17.61	$16.83	$15.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.14	0.13	0.09	0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(4.60)	(1.68)	2.98	0.96	3.37

Total From Investment Operations	(0.65)	(4.46)	(1.55)	3.07	1.03	3.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.13)	(0.07)	(0.06)	(0.01)	(0.03)
Distributions from Realized Gains	–	(1.59)	(1.35)	(1.96)	(0.24)	(1.58)

Total Dividends and Distributions	(0.13)	(1.72)	(1.42)	(2.02)	(0.25)	(1.61)

Net Asset Value, End of Period	$8.73	$9.51	$15.69	$18.66	$17.61	$16.83

Total Return(c)	(6.88)%(d)	(31.82)%	(9.52)%	18.64%	6.22%	23.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,844	$116,467	$178,698	$171,973	$132,035	$107,206
Ratio of Expenses to Average Net Assets	1.01%(e),(f)	1.01%(f)	1.01%(f)	1.11%	1.13%	1.12%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(g)
Ratio of Net Investment Income to Average Net Assets	1.35%(e)	1.07%	0.71%	0.49%	0.38%	0.21%
Portfolio Turnover Rate	50.9%(e)	56.1%	55.0%(h)	49.0%	45.3%	38.0%

	2009(a)	2008	2007(i)

SmallCap Value Account I

Class 2 shares

Net Asset Value, Beginning of Period	$9.51	$15.68	$18.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(4.57)	(1.43)

Total From Investment Operations	(0.66)	(4.47)	(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.11)	(0.03)
Distributions from Realized Gains	–	(1.59)	(1.35)

Total Dividends and Distributions	(0.11)	(1.70)	(1.38)

Net Asset Value, End of Period	$8.74	$9.51	$15.68

Total Return(c)	(7.00)%(d)	(31.89)%	(8.51)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$92	$101	$237
Ratio of Expenses to Average Net Assets	1.26%(e),(f)	1.26%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.11%(e)	0.78%	0.48%(e)
Portfolio Turnover Rate	50.9%(e)	56.1%	55.0%(e),(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

337

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	105	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	105	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	105	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	105	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	105	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	105	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	105	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	105	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	105	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

338

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	105	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President, Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008. Senior Vice	105	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	105	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

339

Name, Position Held with the Fund, Address, and Year of Birth David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960

Principal Occupation(s) During past 5 years

Vice President, Product & Distribution Compliance,

Principal Life. Senior Vice President, Principal

Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967

Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Cary Fuchs

Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957

Steve Gallaher Assistant Counsel

711 High Street Des Moines, IA 50392 1955

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955

Patrick A. Kirchner Assistant Counsel

711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Sarah J. Pitts Assistant Counsel

711 High Street, Des Moines, IA 50392 1945

Layne A. Rasmussen

Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958

President, Principal Funds Distributor, since 2007;

Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Vice President and Chief Compliance Officer,

Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Counsel, Principal Life.

Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Counsel, Principal Life.

Vice President and Controller – Mutual Funds,

Principal Management Corporation.

340

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, since 2003. Prior
Assistant Treasurer	thereto, Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary - Principal Funds, Principal
Vice President and Secretary	Life, since 2007. Prior thereto, Business Manager for
711 High Street, Des Moines, IA 50392	Pella Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2009 and the Statement of Additional Information dated May 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

341

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved (1) a Sub-advisory agreement with Brown Investment Advisory Incorporated (“Brown”) related to the LargeCap Growth Account I series of PVC (“LargeCap Growth I”); (2) an amended Sub-advisory agreement with Emerald Advisers, Inc. (“Emerald”) related to the SmallCap Growth Account II series of PVC (“SmallCap Growth II”); (3) an amended Sub-advisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account and the Principal LifeTime Strategic Income Account series of PVC (collectively the “LifeTime Accounts”) and; (4) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) related to the LifeTime Accounts.

Brown Sub-advisory Agreement

At its June 8, 2009 meeting, the Board considered whether to approve a Sub-advisory agreement with Brown related to LargeCap Growth I.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory agreement. The Board considered the reputation, qualifications and background of Brown, investment approach of Brown, the experience and skills of Brown’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the Accounts and that the due-diligence program recommended Brown for the Account.

The Board reviewed historical composite performance of Brown compared to its Morningstar peer group and relevant benchmark index as well as Brown’s expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board noted that the proposed fee schedule for the new Sub-advisory agreement is lower than the fee schedule with the current sub-advisor of the Account. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Brown and that the Manager compensates Brown from its fees. On the basis of the information provided and in light of the services the Manager expects Brown to perform, the Board concluded that the proposed subadvisory fee schedule was reasonable and appropriate.

The Board determined that it need not review estimated levels of profits to Brown because, as the Board noted, the Manager will compensate Brown from its own management fees and the Manager had negotiated the Sub-advisory agreement at arms length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Sub-advisory agreement. The Board concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by Brown, noting Brown’s use of soft dollars. The Board concluded that the subadvisory fee for the Account was reasonable in light of these fall-out benefits.

Emerald and PGI Sub-advisory Agreements

At its June 8, 2009 meeting, the Board considered whether to amend a Sub-advisory agreement with Emerald related to SmallCap Growth II and whether to amend a Sub-advisory agreement with PGI related to the LifeTime Accounts.

The Board noted that the amended Sub-advisory agreements were the same in all material aspects as the current Sub-advisory agreements other than changes lowering the fee schedules for the LifeTime Accounts with respect to PGI and SmallCap Growth II with respect to Emerald. As part of its consideration of the amendments, the Board noted that it approved the continuation of the Sub-advisory agreements for these Accounts at its September 2008 meeting. In approving the amendments, the Board determined that, given its previous consideration of the Sub-advisory agreements and that the amendments lower the fee schedules of the Accounts, it was not necessary to reconsider all of the factors it considered at its September meeting. The Board noted that the Manager represented that the changes in the sub-advisory fees would not reduce the quality or quantity of services the sub-advisors provide to the Accounts and that the sub-advisors’ obligations under the Sub-advisory agreements would remain the same in all material respects.

342

Management Agreement

At its January 29, 2009 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to the LifeTime Accounts.

The Board noted that the amended Management Agreement was the same in all material aspects as the current Management Agreement other than changes lowering the fee schedules for the LifeTime Accounts. As part of its consideration of the amendment, the Board noted that it approved the continuation of the Management Agreement for these Accounts at its September 2008 meeting. In approving the amendment, the board determined that, given its recent consideration of the Management Agreement and that the amendments lower the fee schedules of the Accounts, it was not necessary to reconsider all of the factors it considered at its September meeting. The board noted that the Manager represented that the changes in the management fee would not reduce the quality or quantity of service the Manager provides to the Accounts and that the Manager’s obligations under the Management Agreement would remain the same in all material respects.

343

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE® principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM 1291-14 | ©2009 Principal Financial Services, Inc. | 08/2009 | #5973072011

Principal Variable Contracts Funds, Inc.

Semiannual Report June 30, 2009

Table of Contents

Shareholder Expense Example	1
Financial Statements	4
Notes to Financial Statements	25
Schedules of Investments	44
Financial Highlights	123
Supplemental Information	141

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

Diversified International Account Class 1
Actual	$1,000.00	$1,039.84	$4.86	0.96%
Hypothetical	1,000.00	1,020.03	4.81	0.96
Diversified International Account Class 2
Actual	1,000.00	1,037.51	6.11	1.21
Hypothetical	1,000.00	1,018.79	6.06	1.21
Equity Income Account Class 1
Actual	1,000.00	990.16	2.71	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55
Equity Income Account Class 2
Actual	1,000.00	989.03	3.95	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Income Account Class 1
Actual	1,000.00	1,090.17	2.64	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Income Account Class 2
Actual	1,000.00	1,089.75	3.94	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
LargeCap Blend Account II Class 1
Actual	1,000.00	1,062.87	3.99	0.78
Hypothetical	1,000.00	1,020.93	3.91	0.78

1

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

LargeCap Blend Account II Class 2
Actual	$1,000.00	$1,058.71	$5.26	1.03%
Hypothetical	1,000.00	1,019.69	5.16	1.03
LargeCap Growth Account Class 1
Actual	1,000.00	1,038.58	3.54	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
LargeCap Growth Account Class 2
Actual	1,000.00	1,038.18	4.80	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
MidCap Stock Account Class 1
Actual	1,000.00	1,019.53	3.96	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
MidCap Stock Account Class 2
Actual	1,000.00	1,017.70	5.20	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04
Money Market Account Class 1
Actual	1,000.00	1,002.21	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45
Money Market Account Class 2
Actual	1,000.00	1,001.80	2.68	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54
Mortgage Securities Account Class 1
Actual	1,000.00	1,031.04	2.57	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Mortgage Securities Account Class 2
Actual	1,000.00	1,030.66	3.83	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,054.35	3.31	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,053.67	4.58	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Real Estate Securities Account Class 1
Actual	1,000.00	883.78	4.30	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92
Real Estate Securities Account Class 2
Actual	1,000.00	883.34	5.46	1.17
Hypothetical	1,000.00	1,018.99	5.86	1.17
SAM Balanced Portfolio Class 1
Actual	1,000.00	1,053.46	1.32	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Balanced Portfolio Class 2
Actual	1,000.00	1,053.20	2.60	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,062.00	1.33	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,060.32	2.61	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

2

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2009	Annualized
	January 1, 2009	June 30, 2009	to June 30, 2009(a)	Expense Ratio

SAM Conservative Growth Portfolio Class 1
Actual	$1,000.00	$1,042.04	$1.32	0.26%
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,041.11	2.58	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,072.05	1.34	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,070.36	2.62	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,039.92	1.32	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,038.41	2.58	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51
Short-Term Income Account Class 1
Actual	1,000.00	1,057.95	2.65	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Short-Term Income Account Class 2
Actual	1,000.00	1,059.20	3.93	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77
SmallCap Growth Account II Class 1
Actual	1,000.00	1,080.84	5.47	1.06
Hypothetical	1,000.00	1,019.54	5.31	1.06
SmallCap Growth Account II Class 2
Actual	1,000.00	1,079.70	6.76	1.31
Hypothetical	1,000.00	1,018.30	6.56	1.31
SmallCap Value Account I Class 1
Actual	1,000.00	931.21	4.84	1.01
Hypothetical	1,000.00	1,019.79	5.06	1.01
SmallCap Value Account I Class 2
Actual	1,000.00	930.04	6.03	1.26
Hypothetical	1,000.00	1,018.55	6.31	1.26

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	Diversified
	International	Equity Income
Amounts in thousands, except per share amounts	Account	Account	Income Account

Investment in securities--at cost	$ 309,673	$ 386,166	$ 169,245

Foreign currency--at cost	$ 579	$ –	$ –

Assets
Investment in securities--at value	$ 296,259	$ 352,045	$ 166,002
Foreign currency--at value	576	–	–
Cash	84	1,311	399
Receivables:
Dividends and interest	1,056	1,040	2,230
Foreign tax refund	20	–	–
Fund shares sold	6	97	116
Investment securities sold	1,630	390	–

Total Assets	299,631	354,883	168,747
Liabilities
Accrued management and investment advisory fees	208	153	66
Accrued distribution fees	–	6	1
Accrued directors expenses	3	3	1
Accrued other expenses	164	7	4
Payables:
Fund shares redeemed	591	844	33
Investment securities purchased	2,110	7,806	1,645

Total Liabilities	3,076	8,819	1,750

Net Assets Applicable to Outstanding Shares	$ 296,555	$ 346,064	$ 166,997

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 470,570	$ 486,855	$ 168,871
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,393	6,009	2,918
Accumulated undistributed (overdistributed) net realized gain (loss)	(164,014)	(112,679)	(1,549)
Net unrealized appreciation (depreciation) of investments	(13,414)	(34,121)	(3,243)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	20	–	–

Total Net Assets	$ 296,555	$ 346,064	$ 166,997

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 294,568	$ 316,984	$ 159,943
Shares issued and outstanding	31,647	28,655	16,724
Net Asset Value per share	$ 9.31	$ 11.06	$ 9.56

Class 2: Net Assets	$ 1,987	$ 29,080	$ 7,054
Shares issued and outstanding	212	2,643	740
Net Asset Value per share	$ 9.37	$ 11.00	$ 9.53

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	LargeCap Blend	LargeCap	MidCap Stock
Amounts in thousands, except per share amounts	Account II	Growth Account	Account

Investment in securities--at cost	$ 188,176	$ 192,461	$ 53,101

Assets
Investment in securities--at value	$ 159,777	$ 187,870	$ 55,198
Cash	766	647	176
Receivables:
Dividends and interest	218	55	89
Fund shares sold	13	49	14

Total Assets	160,774	188,621	55,477
Liabilities
Accrued management and investment advisory fees	100	107	34
Accrued distribution fees	–	–	2
Accrued directors expenses	2	1	1
Accrued other expenses	14	13	8
Payables:
Fund shares redeemed	2,162	62	23
Investment securities purchased	–	–	128
Variation margin on futures contracts	19	–	–

Total Liabilities	2,297	183	196

Net Assets Applicable to Outstanding Shares	$ 158,477	$ 188,438	$ 55,281

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 243,185	$ 297,571	$ 58,790
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,247	210	286
Accumulated undistributed (overdistributed) net realized gain (loss)	(57,482)	(104,752)	(5,892)
Net unrealized appreciation (depreciation) of investments	(28,473)	(4,591)	2,097

Total Net Assets	$ 158,477	$ 188,438	$ 55,281

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 157,703	$ 187,858	$ 47,030
Shares issued and outstanding	31,009	17,969	5,795
Net Asset Value per share	$ 5.09	$ 10.45	$ 8.12

Class 2: Net Assets	$ 774	$ 580	$ 8,251
Shares issued and outstanding	151	55	1,025
Net Asset Value per share	$ 5.11	$ 10.48	$ 8.05

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

		Mortgage	Principal Capital
	Money Market	Securities	Appreciation
Amounts in thousands, except per share amounts	Account	Account	Account(a)

Investment in securities--at cost	$ 445,116	$ 182,981	$ 66,684

Assets
Investment in securities--at value	$ 445,116	$ 183,958	$ 79,236
Cash	12	1,310	118
Receivables:
Dividends and interest	94	925	76
Expense reimbursement from Underwriter	2	–	–
Fund shares sold	185	369	7
Investment securities sold	52	29	167
Prepaid expenses	44	–	–

Total Assets	445,505	186,591	79,604
Liabilities
Accrued management and investment advisory fees	152	72	41
Accrued distribution fees	2	–	2
Accrued directors expenses	4	1	1
Accrued other expenses	–	5	6
Payables:
Dividends payable	13	–	–
Fund shares redeemed	1,179	44	51
Investment securities purchased	–	2,353	80

Total Liabilities	1,350	2,475	181

Net Assets Applicable to Outstanding Shares	$ 444,155	$ 184,116	$ 79,423

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 444,457	$ 186,426	$ 68,792
Accumulated undistributed (overdistributed) net investment income (operating loss)	–	2,825	338
Accumulated undistributed (overdistributed) net realized gain (loss)	(302)	(6,112)	(2,259)
Net unrealized appreciation (depreciation) of investments	–	977	12,552

Total Net Assets	$ 444,155	$ 184,116	$ 79,423

Capital Stock (par value: $.01 a share):
Shares authorized	1,500,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 435,852	$ 182,103	$ 72,870
Shares issued and outstanding	436,143	18,166	4,642
Net Asset Value per share	$ 1.00	$ 10.02	$ 15.70

Class 2: Net Assets	$ 8,303	$ 2,013	$ 6,553
Shares issued and outstanding	8,314	201	419
Net Asset Value per share	$ 1.00	$ 10.03	$ 15.64

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

			SAM
	Real Estate		Conservative
	Securities	SAM Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio

Investment in securities--at cost	$ 143,818	$ –	$ –

Investment in affiliated securities--at cost	$ –	$ 683,004	$ 132,918

Assets
Investment in securities--at value	$ 110,873	$ –	$ –
Investment in affiliated securities--at value	–	606,876	125,394
Cash	48	–	–
Receivables:
Dividends and interest	407	464	115
Fund shares sold	9	147	195

Total Assets	111,337	607,487	125,704
Liabilities
Accrued management and investment advisory fees	84	120	25
Accrued distribution fees	–	22	3
Accrued directors expenses	2	5	1
Accrued other expenses	5	3	3
Payables:
Fund shares redeemed	95	249	255

Total Liabilities	186	399	287

Net Assets Applicable to Outstanding Shares	$ 111,151	$ 607,088	$ 125,417

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 206,354	$ 690,108	$ 135,966
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,738	16,403	4,324
Accumulated undistributed (overdistributed) net realized gain (loss)	(63,996)	(23,295)	(7,349)
Net unrealized appreciation (depreciation) of investments	(32,945)	(76,128)	(7,524)

Total Net Assets	$ 111,151	$ 607,088	$ 125,417

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 110,702	$ 501,823	$ 110,686
Shares issued and outstanding	14,715	42,952	11,538
Net Asset Value per share	$ 7.52	$ 11.68	$ 9.59

Class 2: Net Assets	$ 449	$ 105,265	$ 14,731
Shares issued and outstanding	59	9,059	1,545
Net Asset Value per share	$ 7.57	$ 11.62	$ 9.53

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 217,255	$ 143,783	$ 127,325

Assets
Investment in affiliated securities--at value	$ 178,035	$ 141,534	$ 102,001
Receivables:
Dividends and interest	79	176	48
Fund shares sold	11	494	85

Total Assets	178,125	142,204	102,134
Liabilities
Accrued management and investment advisory fees	36	28	20
Accrued distribution fees	14	4	10
Accrued directors expenses	3	2	2
Accrued other expenses	3	3	3
Payables:
Fund shares redeemed	161	99	8

Total Liabilities	217	136	43

Net Assets Applicable to Outstanding Shares	$ 177,908	$ 142,068	$ 102,091

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 227,040	$ 148,013	$ 134,486
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,560	5,714	1,617
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,472)	(9,410)	(8,688)
Net unrealized appreciation (depreciation) of investments	(39,220)	(2,249)	(25,324)

Total Net Assets	$ 177,908	$ 142,068	$ 102,091

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 107,841	$ 120,327	$ 51,744
Shares issued and outstanding	9,424	11,271	4,275
Net Asset Value per share	$ 11.44	$ 10.68	$ 12.10

Class 2: Net Assets	$ 70,067	$ 21,741	$ 50,347
Shares issued and outstanding	6,162	2,047	4,180
Net Asset Value per share	$ 11.37	$ 10.62	$ 12.04

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

		SmallCap
	Short-Term	Growth	SmallCap Value
Amounts in thousands, except per share amounts	Income Account	Account II	Account I

Investment in securities--at cost	$ 50,726	$ 64,178	$ 140,976

Assets
Investment in securities--at value	$ 50,485	$ 62,703	$ 109,143
Cash	163	2,084	1,593
Receivables:
Dividends and interest	477	10	178
Expense reimbursement from Manager	–	–	10
Fund shares sold	122	7	6
Investment securities sold	–	443	4,354
Variation margin on futures contracts	5	–	–

Total Assets	51,252	65,247	115,284
Liabilities
Accrued management and investment advisory fees	20	53	101
Accrued distribution fees	1	–	–
Accrued directors expenses	1	1	2
Accrued other expenses	4	15	13
Payables:
Fund shares redeemed	19	26	770
Investment securities purchased	–	228	4,454
Variation margin on futures contracts	–	6	8

Total Liabilities	45	329	5,348

Net Assets Applicable to Outstanding Shares	$ 51,207	$ 64,918	$ 109,936

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 51,879	$ 126,030	$ 177,320
Accumulated undistributed (overdistributed) net investment income (operating loss)	773	(198)	651
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,221)	(59,355)	(36,084)
Net unrealized appreciation (depreciation) of investments	(224)	(1,559)	(31,951)

Total Net Assets	$ 51,207	$ 64,918	$ 109,936

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$ 49,572	$ 62,726	$ 109,844
Shares issued and outstanding	20,575	8,686	12,587
Net Asset Value per share	$ 2.41	$ 7.22	$ 8.73

Class 2: Net Assets	$ 1,635	$ 2,192	$ 92
Shares issued and outstanding	681	306	11
Net Asset Value per share	$ 2.40	$ 7.18	$ 8.74

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Diversified
	International	Equity Income
Amounts in thousands	Account	Account	Income Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ 6,332	$ 6,151	$ –
Withholding tax	(737)	–	–
Interest	2	179	4,816

Total Income	5,597	6,330	4,816
Expenses:
Management and investment advisory fees	1,124	853	348
Distribution Fees - Class 2	2	36	9
Custodian fees	139	2	1
Directors' expenses	5	5	1
Professional fees	8	5	3
Other expenses	1	1	–

Total Expenses	1,279	902	362

Net Investment Income (Loss)	4,318	5,428	4,454

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(65,297)	(44,803)	(1,564)
Foreign currency transactions	(58)	–	–
Change in unrealized appreciation/depreciation of:
Investments	71,537	36,947	9,903
Translation of assets and liabilities in foreign currencies	40	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	6,222	(7,856)	8,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 10,540	$ (2,428)	$ 12,793

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	LargeCap Blend	LargeCap Growth	MidCap Stock
Amounts in thousands	Account II	Account	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,929	$ 844	$ 511
Interest	1	7	1

Total Income	1,930	851	512
Expenses:
Management and investment advisory fees	557	583	183
Distribution Fees - Class 2	1	1	10
Custodian fees	5	2	1
Directors' expenses	4	2	1
Professional fees	9	11	3
Shareholder meeting expense	–	–	4
Other expenses	1	–	–

Total Expenses	577	599	202

Net Investment Income (Loss)	1,353	252	310

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(20,089)	(35,510)	(3,198)
Futures contracts	294	–	–
Change in unrealized appreciation/depreciation of:
Investments	27,091	41,833	4,024
Futures contracts	(93)	–	–

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	7,203	6,323	826

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 8,556	$ 6,575	$ 1,136

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

			Principal Capital
	Money Market	Mortgage	Appreciation
Amounts in thousands	Account	Securities Account	Account(a)

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ –	$ 601
Interest	2,097	3,913	2

Total Income	2,097	3,913	603
Expenses:
Management and investment advisory fees	955	399	220
Distribution Fees - Class 2	15	3	8
Custodian fees	4	2	4
Directors' expenses	10	1	1
Professional fees	6	3	3
Treasury Temporary Guarantee Program expense	73	–	–
Other expenses	3	–	–

Total Gross Expenses	1,066	408	236
Less: Reimbursement from Underwriter - Class 2	9	–	–

Total Net Expenses	1,057	408	236

Net Investment Income (Loss)	1,040	3,505	367

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(4)	(64)	(1,059)
Change in unrealized appreciation/depreciation of:
Investments	–	1,451	4,954

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	(4)	1,387	3,895

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,036	$ 4,892	$ 4,262

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

See accompanying notes.

12

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Real Estate	SAM Balanced	SAM Conservative
Amounts in thousands	Securities Account	Portfolio	Balanced Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ 17,887	$ 4,589
Dividends	2,538	–	–
Interest	102	–	–

Total Income	2,640	17,887	4,589
Expenses:
Management and investment advisory fees	469	638	126
Distribution Fees - Class 2	1	128	19
Custodian fees	2	–	–
Directors' expenses	2	11	2
Professional fees	4	3	3
Other expenses	–	2	–

Total Expenses	478	782	150

Net Investment Income (Loss)	2,162	17,105	4,439

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(31,647)	–	–
Investment transactions in affiliates	–	(7,475)	(2,907)
Other investment companies	–	66	21
Change in unrealized appreciation/depreciation of:
Investments	14,044	–	–
Investments in affiliates	–	22,114	5,870

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	(17,603)	14,705	2,984

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (15,441)	$ 31,810	$ 7,423

See accompanying notes.

13

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 4,119	$ 6,098	$ 1,903

Total Income	4,119	6,098	1,903
Expenses:
Management and investment advisory fees	202	155	113
Distribution Fees - Class 2	82	29	57
Directors' expenses	4	3	2
Professional fees	3	3	3
Other expenses	1	–	–

Total Expenses	292	190	175

Net Investment Income (Loss)	3,827	5,908	1,728

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(6,143)	(5,987)	(3,028)
Other investment companies	8	31	–
Change in unrealized appreciation/depreciation of:
Investments in affiliates	8,688	9,205	5,305

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	2,553	3,249	2,277

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 6,380	$ 9,157	$ 4,005

See accompanying notes.

14

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2009 (unaudited)

	Short-Term	SmallCap Growth	SmallCap Value
Amounts in thousands	Income Account	Account II	Account I

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 109	$ 1,202
Interest	943	–	4

Total Income	943	109	1,206
Expenses:
Management and investment advisory fees	110	286	559
Distribution Fees - Class 2	2	3	–
Custodian fees	2	7	12
Directors' expenses	–	1	2
Professional fees	3	10	4
Other expenses	–	–	1

Total Gross Expenses	117	307	578
Less: Reimbursement from Manager - Class 1	–	–	63

Total Net Expenses	117	307	515

Net Investment Income (Loss)	826	(198)	691

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(11)	(15,233)	(15,943)
Futures contracts	(38)	88	390
Change in unrealized appreciation/depreciation of:
Investments	1,680	19,968	7,314
Futures contracts	103	(84)	(283)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and Swaptions,
Swap agreements and Foreign Currencies	1,734	4,739	(8,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,560	$ 4,541	$ (7,831)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified International
Amounts in thousands	Account		Equity Income Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 4,318	$ 9,110	$ 5,428	$ 13,002
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(65,355)	(95,476)	(44,803)	(65,658)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	71,577	(165,823)	36,947	(133,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,540	(252,189)	(2,428)	(185,828)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(9,693)	(7,552)	(11,835)	(10,050)
Class 2	(54)	(85)	(997)	(1,288)
From net realized gain on investments:
Class 1	–	(99,649)	–	(30,043)
Class 2	–	(1,354)	–	(4,327)

Total Dividends and Distributions	(9,747)	(108,640)	(12,832)	(45,708)

Capital Share Transactions
Shares sold:
Class 1	17,383	57,888	31,549	79,058
Class 2	101	977	910	2,539
Shares issued in reinvestment of dividends and distributions:
Class 1	9,693	107,201	11,835	40,093
Class 2	54	1,439	997	5,615
Shares redeemed:
Class 1	(19,734)	(98,361)	(17,306)	(125,129)
Class 2	(494)	(3,973)	(5,720)	(22,161)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,003	65,171	22,265	(19,985)

Total Increase (Decrease)	7,796	(295,658)	7,005	(251,521)

Net Assets
Beginning of period	288,759	584,417	339,059	590,580

End of period (including undistributed net investment income as set forth below)	$ 296,555	$ 288,759	$ 346,064	$ 339,059

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 3,393	$ 8,881	$ 6,009	$ 13,413

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,053	4,221	3,026	5,221
Class 2	12	88	89	163
Shares issued in reinvestment of dividends and distributions:
Class 1	1,018	6,493	1,057	2,463
Class 2	6	87	89	348
Shares redeemed:
Class 1	(2,378)	(6,354)	(1,660)	(8,049)
Class 2	(58)	(295)	(555)	(1,490)

Net Increase (Decrease)	653	4,240	2,046	(1,344)

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Income Account		LargeCap Blend Account II

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 4,454	$ 9,257	$ 1,353	$ 2,905
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,564)	802	(19,795)	(36,152)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	9,903	(15,476)	26,998	(62,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,793	(5,417)	8,556	(95,409)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(9,313)	(10,514)	(3,013)	(3,105)
Class 2	(410)	(821)	(10)	(21)
From net realized gain on investments:
Class 1	(198)	(192)	–	(96,559)
Class 2	(10)	(16)	–	(848)

Total Dividends and Distributions	(9,931)	(11,543)	(3,023)	(100,533)

Capital Share Transactions
Shares sold:
Class 1	35,107	27,925	3,985	23,838
Class 2	311	618	27	218
Shares issued in reinvestment of dividends and distributions:
Class 1	9,511	10,706	3,013	99,664
Class 2	420	837	10	869
Shares redeemed:
Class 1	(8,221)	(72,530)	(14,639)	(40,733)
Class 2	(1,759)	(5,698)	(164)	(1,355)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	35,369	(38,142)	(7,768)	82,501

Total Increase (Decrease)	38,231	(55,102)	(2,235)	(113,441)

Net Assets
Beginning of period	128,766	183,868	160,712	274,153

End of period (including undistributed net investment income as set forth below)	$ 166,997	$ 128,766	$ 158,477	$ 160,712

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 2,918	$ 8,208	$ 1,247	$ 2,917

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,675	2,750	867	3,242
Class 2	33	62	6	32
Shares issued in reinvestment of dividends and distributions:
Class 1	1,010	1,097	588	13,486
Class 2	45	86	2	117
Shares redeemed:
Class 1	(867)	(7,234)	(3,196)	(5,535)
Class 2	(188)	(585)	(36)	(187)

Net Increase (Decrease)	3,708	(3,824)	(1,769)	11,155

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		MidCap Stock Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 252	$ 1,429	$ 310	$ 761
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(35,510)	(22,472)	(3,198)	(2,772)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	41,833	(125,107)	4,024	(18,377)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,575	(146,150)	1,136	(20,388)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,469)	(1,454)	(679)	(804)
Class 2	(2)	(2)	(95)	(154)
From net realized gain on investments:
Class 1	–	–	–	(12,628)
Class 2	–	–	–	(2,887)

Total Dividends and Distributions	(1,471)	(1,456)	(774)	(16,473)

Capital Share Transactions
Shares sold:
Class 1	20,717	45,707	6,148	13,572
Class 2	40	237	449	1,591
Shares issued in reinvestment of dividends and distributions:
Class 1	1,469	1,454	679	13,432
Class 2	2	2	95	3,041
Shares redeemed:
Class 1	(13,055)	(122,133)	(2,587)	(21,442)
Class 2	(19)	(579)	(511)	(2,281)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,154	(75,312)	4,273	7,913

Total Increase (Decrease)	14,258	(222,918)	4,635	(28,948)

Net Assets
Beginning of period	174,180	397,098	50,646	79,594

End of period (including undistributed net investment income as set forth below)	$ 188,438	$ 174,180	$ 55,281	$ 50,646

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 210	$ 1,429	$ 286	$ 750

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,071	3,323	795	1,338
Class 2	4	20	59	144
Shares issued in reinvestment of dividends and distributions:
Class 1	137	88	81	1,166
Class 2	–	–	12	266
Shares redeemed:
Class 1	(1,366)	(8,373)	(338)	(1,662)
Class 2	(2)	(44)	(68)	(211)

Net Increase (Decrease)	844	(4,986)	541	1,041

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Money Market Account		Mortgage Securities Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 1,040	$ 8,668	$ 3,505	$ 8,941
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(4)	(298)	(64)	51
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	–	–	1,451	(126)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,036	8,370	4,892	8,866

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,016)	(8,441)	(9,401)	(12,150)
Class 2	(24)	(227)	(104)	(164)

Total Dividends and Distributions	(1,040)	(8,668)	(9,505)	(12,314)

Capital Share Transactions
Shares sold:
Class 1	107,381	364,568	37,789	29,483
Class 2	3,416	25,195	684	379
Shares issued in reinvestment of dividends and distributions:
Class 1	1,003	8,441	9,401	12,150
Class 2	23	227	104	164
Shares redeemed:
Class 1	(128,123)	(189,474)	(13,220)	(112,140)
Class 2	(10,148)	(15,045)	(825)	(1,729)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(26,448)	193,912	33,933	(71,693)

Total Increase (Decrease)	(26,452)	193,614	29,320	(75,141)

Net Assets
Beginning of period	470,607	276,993	154,796	229,937

End of period (including undistributed net investment income as set forth below)	$ 444,155	$ 470,607	$ 184,116	$ 154,796

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ –	$ –	$ 2,825	$ 8,724

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	107,381	364,568	3,650	2,825
Class 2	3,416	25,195	66	38
Shares issued in reinvestment of dividends and distributions:
Class 1	1,003	8,441	939	1,217
Class 2	23	227	10	16
Shares redeemed:
Class 1	(128,123)	(189,474)	(1,275)	(10,795)
Class 2	(10,148)	(15,045)	(78)	(168)

Net Increase (Decrease)	(26,448)	193,912	3,312	(6,867)

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital Appreciation
Amounts in thousands	Account(a)		Real Estate Securities Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 367	$ 768	$ 2,162	$ 3,122
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(1,059)	673	(31,647)	(26,770)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	4,954	(41,559)	14,044	(38,078)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,262	(40,118)	(15,441)	(61,726)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(782)	(1,044)	(3,230)	(4,078)
Class 2	(44)	(99)	(10)	(24)
From net realized gain on investments:
Class 1	–	(9,541)	–	(59,405)
Class 2	–	(1,202)	–	(394)

Total Dividends and Distributions	(826)	(11,886)	(3,240)	(63,901)

Capital Share Transactions
Shares sold:
Class 1	8,339	14,438	9,021	35,107
Class 2	282	813	24	102
Shares issued in reinvestment of dividends and distributions:
Class 1	782	10,585	3,230	63,483
Class 2	44	1,301	10	418
Shares redeemed:
Class 1	(4,634)	(41,923)	(10,785)	(50,601)
Class 2	(983)	(5,201)	(72)	(671)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,830	(19,987)	1,428	47,838

Total Increase (Decrease)	7,266	(71,991)	(17,253)	(77,789)

Net Assets
Beginning of period	72,157	144,148	128,404	206,193

End of period (including undistributed net investment income as set forth below)	$ 79,423	$ 72,157	$ 111,151	$ 128,404

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 338	$ 797	$ 1,738	$ 2,816

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	586	748	1,256	2,889
Class 2	20	40	3	6
Shares issued in reinvestment of dividends and distributions:
Class 1	49	489	407	4,551
Class 2	3	60	1	30
Shares redeemed:
Class 1	(326)	(2,017)	(1,559)	(3,574)
Class 2	(70)	(261)	(10)	(47)

Net Increase (Decrease)	262	(941)	98	3,855

(a) Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

See accompanying notes.

20

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative Balanced
Amounts in thousands	SAM Balanced Portfolio		Portfolio

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 17,105	$ 23,443	$ 4,439	$ 3,871
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(7,409)	12,560	(2,886)	(1,312)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	22,114	(209,282)	5,870	(21,124)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,810	(173,279)	7,423	(18,565)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(20,080)	(15,830)	(3,540)	(1,966)
Class 2	(4,062)	(6,681)	(447)	(942)
From net realized gain on investments:
Class 1	(15,098)	(49,181)	(1,600)	(3,514)
Class 2	(3,368)	(22,251)	(231)	(1,806)

Total Dividends and Distributions	(42,608)	(93,943)	(5,818)	(8,228)

Capital Share Transactions
Shares sold:
Class 1	122,541	259,925	39,905	74,332
Class 2	2,383	10,091	664	4,186
Shares issued in reinvestment of dividends and distributions:
Class 1	35,178	65,011	5,140	5,480
Class 2	7,430	28,932	678	2,748
Shares redeemed:
Class 1	(35,198)	(228,229)	(10,134)	(37,094)
Class 2	(15,426)	(61,240)	(3,964)	(11,061)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	116,908	74,490	32,289	38,591

Total Increase (Decrease)	106,110	(192,732)	33,894	11,798

Net Assets
Beginning of period	500,978	693,710	91,523	79,725

End of period (including undistributed net investment income as set forth below)	$ 607,088	$ 500,978	$ 125,417	$ 91,523

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 16,403	$ 23,440	$ 4,324	$ 3,872

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	10,667	17,161	4,294	6,691
Class 2	208	662	72	363
Shares issued in reinvestment of dividends and distributions:
Class 1	2,986	4,117	534	471
Class 2	634	1,844	71	238
Shares redeemed:
Class 1	(3,127)	(13,955)	(1,114)	(3,203)
Class 2	(1,371)	(4,078)	(435)	(1,015)

Net Increase (Decrease)	9,997	5,751	3,422	3,545

See accompanying notes.

21

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative Growth
Amounts in thousands	Portfolio		SAM Flexible Income Portfolio

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 3,827	$ 8,877	$ 5,908	$ 6,492
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(6,135)	12,159	(5,956)	(895)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	8,688	(121,996)	9,205	(24,636)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,380	(100,960)	9,157	(19,039)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,635)	(5,962)	(5,703)	(5,083)
Class 2	(3,509)	(3,823)	(982)	(2,897)
From net realized gain on investments:
Class 1	(6,274)	(15,851)	(1,118)	(6,769)
Class 2	(4,190)	(10,940)	(214)	(4,017)

Total Dividends and Distributions	(19,608)	(36,576)	(8,017)	(18,766)

Capital Share Transactions
Shares sold:
Class 1	15,927	36,948	34,265	85,968
Class 2	2,846	12,556	646	5,367
Shares issued in reinvestment of dividends and distributions:
Class 1	11,909	21,813	6,821	11,852
Class 2	7,699	14,763	1,196	6,914
Shares redeemed:
Class 1	(15,440)	(123,153)	(19,716)	(88,904)
Class 2	(5,777)	(32,447)	(7,035)	(25,636)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,164	(69,520)	16,177	(4,439)

Total Increase (Decrease)	3,936	(207,056)	17,317	(42,244)

Net Assets
Beginning of period	173,972	381,028	124,751	166,995

End of period (including undistributed net investment income as set forth below)	$ 177,908	$ 173,972	$ 142,068	$ 124,751

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 3,560	$ 8,877	$ 5,714	$ 6,491

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,364	2,176	3,280	7,072
Class 2	248	768	63	409
Shares issued in reinvestment of dividends and distributions:
Class 1	1,026	1,230	640	968
Class 2	668	837	113	569
Shares redeemed:
Class 1	(1,361)	(6,893)	(1,914)	(6,710)
Class 2	(508)	(2,002)	(680)	(2,146)

Net Increase (Decrease)	1,437	(3,884)	1,502	162

See accompanying notes.

22

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic Growth
Amounts in thousands	Portfolio		Short-Term Income Account

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ 1,728	$ 3,689	$ 826	$ 2,572
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(3,028)	685	(49)	(517)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	5,305	(68,603)	1,783	(1,805)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,005	(64,229)	2,560	250

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,995)	(2,252)	(2,563)	(1,997)
Class 2	(1,803)	(2,364)	(83)	(56)
From net realized gain on investments:
Class 1	(747)	(9,795)	–	–
Class 2	(736)	(11,094)	–	–

Total Dividends and Distributions	(5,281)	(25,505)	(2,646)	(2,053)

Capital Share Transactions
Shares sold:
Class 1	10,917	28,314	16,358	12,280
Class 2	3,322	8,092	416	1,056
Shares issued in reinvestment of dividends and distributions:
Class 1	2,742	12,047	2,563	1,997
Class 2	2,539	13,458	83	56
Shares redeemed:
Class 1	(6,254)	(99,810)	(7,229)	(50,741)
Class 2	(3,068)	(10,888)	(535)	(1,759)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,198	(48,787)	11,656	(37,111)

Total Increase (Decrease)	8,922	(138,521)	11,570	(38,914)

Net Assets
Beginning of period	93,169	231,690	39,637	78,551

End of period (including undistributed net investment income as set forth below)	$ 102,091	$ 93,169	$ 51,207	$ 39,637

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ 1,617	$ 3,687	$ 773	$ 2,568

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	943	1,568	6,668	4,898
Class 2	291	462	172	426
Shares issued in reinvestment of dividends and distributions:
Class 1	223	644	1,072	808
Class 2	207	724	35	23
Shares redeemed:
Class 1	(550)	(4,869)	(2,948)	(20,339)
Class 2	(270)	(630)	(220)	(712)

Net Increase (Decrease)	844	(2,101)	4,779	(14,896)

See accompanying notes.

23

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I

	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2009	2008	30, 2009	2008

Operations
Net investment income (operating loss)	$ (198)	$ (551)	$ 691	$ 1,589
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements
and foreign currency transactions	(15,145)	(15,510)	(15,553)	(17,616)
Change in unrealized appreciation/depreciation of investments, futures, options and
swaptions, swap agreements and translation of assets and liabilities in foreign currencies	19,884	(26,133)	7,031	(38,186)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,541	(42,194)	(7,831)	(54,213)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(1,625)	(1,414)
Class 2	–	–	(1)	(1)
From net realized gain on investments:
Class 1	–	–	–	(17,058)
Class 2	–	–	–	(19)

Total Dividends and Distributions	–	–	(1,626)	(18,492)

Capital Share Transactions
Shares sold:
Class 1	4,440	15,817	9,638	30,010
Class 2	88	533	5	36
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	1,625	18,472
Class 2	–	–	1	20
Shares redeemed:
Class 1	(5,237)	(19,686)	(8,438)	(38,084)
Class 2	(153)	(825)	(6)	(116)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(862)	(4,161)	2,825	10,338

Total Increase (Decrease)	3,679	(46,355)	(6,632)	(62,367)

Net Assets
Beginning of period	61,239	107,594	116,568	178,935

End of period (including undistributed net investment income as set forth below)	$ 64,918	$ 61,239	$ 109,936	$ 116,568

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$ (198)	$ –	$ 651	$ 1,586

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	676	1,848	1,199	2,519
Class 2	15	64	1	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	180	1,340
Class 2	–	–	–	1
Shares redeemed:
Class 1	(843)	(2,122)	(1,034)	(3,009)
Class 2	(25)	(98)	(1)	(9)

Net Increase (Decrease)	(177)	(308)	345	846

See accompanying notes.

24

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2009, the Fund consists of 39 Accounts. The financial statements for Diversified International Account, Equity Income Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Stock Account, Money Market Account, Mortgage Securities Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

On June 13, 2008 Principal Variable Contracts Fund, Inc. changed its name to Principal Variable Contracts Funds, Inc. In addition, the following Accounts had name changes:

Former Account Name Equity Income Account I Growth Account LargeCap Blend Account LargeCap Stock Index Account SmallCap Growth Account SmallCap Value Account

New Account Name Equity Income Account LargeCap Growth Account LargeCap Blend Account II LargeCap S&P 500 Index Account SmallCap Growth Account II SmallCap Value Account I

On June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Variable Contracts Funds, Inc., Money Market Account submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Account shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Account’s market based net asset value falls below $0.995 per share and Money Market Account liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of Money Market Account on September 19, 2008.

The Program remains in effect until September 18, 2009. The cost for participating in the initial three-month Program was 0.01% of the net assets of the Account as of September 19, 2008 and was borne by Money Market Account. An additional cost of .015% of the net assets of the Account as of September 19, 2008 was borne by Money Market Account to participate in the program through June 30, 2009. The cost for participating in the Program incurred during the period ended June 30, 2009 is included on the statement of operations.

On March 31, 2009, the United States Treasury Department announced an extension of the Program to September 18, 2009. Money Market Account has applied to participate in the extension.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

25

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when the shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective January 1, 2008, the Accounts adopted the provisions of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

26

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

27

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Accounts’ securities carried at value (amounts in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Equities
Basic Materials	$ 1,072	$ 28,583	$ 467	$ 30,122
Communications	1,337	24,072	—	25,409
Consumer, Cyclical	—	29,036	—	29,036
Consumer, Non-cyclical	784	43,227	58	44,069
Diversified	—	4,735	—	4,735
Energy	4,971	28,984	—	33,955
Financial	1,383	77,801	—	79,184
Industrial	—	22,508	209	22,717
Technology	363	13,802	—	14,165
Utilities	—	11,351	—	11,351
Debt securities issued by the	—	451	—	451
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	1,065	—	1,065

Total investments in securities	$ 9,910	$ 285,615	$ 734	$ 296,259

Equity Income Account
Equities
Basic Materials	$ 12,133	$ —	$ —	$ 12,133
Communications	32,523	—	—	32,523
Consumer, Cyclical	40,133	—	—	40,133
Consumer, Non-cyclical	66,466	—	—	66,466
Energy	25,420	—	—	25,420
Financial	60,871	312	—	61,183
Industrial	37,121	—	—	37,121
Technology	28,010	—	—	28,010
Utilities	27,892	—	—	27,892
Debt securities issued by the	—	5,890	—	5,890
U.S. Treasury and other U.S.
government corporations and agencies
Corporate debt securities	—	1,473	—	1,473
Other debt obligations	—	13,801	—	13,801

Total investments in securities	$ 330,568	$ 21,477	$ —	$ 352,045

28

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Income Account
Equities
Financial	$ —	$ 1	$ —	$ 1
Government	—	49	—	49
Debt securities issued by the	—	47,254	—	47,254
U.S. Treasury and other U.S.
government corporations and agencies
Corporate debt securities	—	108,805	4,053	112,858
Other debt obligations	—	5,840	-	5,840

Total investments in securities	$ —	$ 161,949	$ 4,053	$ 166,002

LargeCap Blend Account II
Equities
Basic Materials	$ 4,994	$ —	$ —	$ 4,994
Communications	18,082	—	—	18,082
Consumer, Cyclical	13,366	—	—	13,366
Consumer, Non-cyclical	38,580	—	—	38,580
Energy	19,850	—	—	19,850
Financial	20,409	—	—	20,409
Industrial	15,594	—	—	15,594
Technology	19,813	—	—	19,813
Utilities	6,255	—	—	6,255
Debt securities issued by the	—	844	—	844
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	1,990	—	1,990

Total investments in securities	$ 156,943	$ 2,834	$ —	$ 159,777
Futures	$ (74)	$ —	$ —	$ (74)

LargeCap Growth Account
Equities
Basic Materials	$ 9,085	$ —	$ —	$ 9,085
Communications	33,598	—	—	33,598
Consumer, Cyclical	23,207	—	—	23,207
Consumer, Non-cyclical	41,405	—	—	41,405
Energy	9,050	—	—	9,050
Financial	23,565	—	—	23,565
Industrial	9,002	—	—	9,002
Technology	29,340	—	—	29,340
Debt securities issued by the	—	2,865	—	2,865
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	6,753	—	6,753

Total investments in securities	$ 178,252	$ 9,618	$ —	$ 187,870

29

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Stock Account
Equities
Basic Materials	$ 2,900	$ —	$ —	$ 2,900
Communications	198	—	—	198
Consumer, Cyclical	8,098	—	—	8,098
Consumer, Non-cyclical	9,792	—	—	9,792
Energy	3,235	—	—	3,235
Financial	8,209	—	—	8,209
Industrial	8,945	—	—	8,945
Technology	6,886	—	—	6,886
Utilities	4,427	—	—	4,427
Debt securities issued by the	—	747	—	747
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	1,761	—	1,761

Total investments in securities	$ 52,690	$ 2,508	$ —	$ 55,198

Money Market Account
Debt securities issued by the	$ —	$ 1,006	$ —	$ 1,006
U.S. Treasury and other U.S.
government corporations and agencies
Debt securities issued by	—	7,375	—	7,375
states of the U.S. and political
subdivisions of the states
Corporate debt securities	—	9,531	—	9,531
Other debt obligations	—	427,204	—	427,204

Total investments in securities	$ —	$ 445,116	$ —	$ 445,116

Mortgage Securities Account
Debt securities issued by the	$ —	$ 146,299	$ —	$ 146,299
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	37,659	—	37,659

Total investments in securities	$ —	$ 183,958	$ —	$ 183,958

30

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal Capital Appreciation Account
Equities
Basic Materials	$ 3,017	$ —	$ —	$ 3,017
Communications	7,232	—	—	7,232
Consumer, Cyclical	9,872	—	—	9,872
Consumer, Non-cyclical	16,091	—	—	16,091
Energy	8,500	—	—	8,500
Exchange Traded Funds	22	—	—	22
Financial	10,007	—	—	10,007
Industrial	9,726	—	—	9,726
Technology	10,445	—	—	10,445
Utilities	2,690	—	—	2,690
Debt securities issued by the	—	487	—	487
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	1,147	—	1,147

Total investments in securities	$ 77,602	$ 1,634	$ —	$ 79,236

Real Estate Securities Account
Equities
Financial	$ 109,545	$ —	$ —	$ 109,545
Debt securities issued by the	—	127	—	127
U.S. Treasury and other U.S.
government corporations and agencies
Corporate debt securities	—	902	—	902
Other debt obligations	—	299	—	299

Total investments in securities	$ 109,545	$ 1,328	$ —	$ 110,873

SAM Balanced Portfolio
Equities
Funds	$ 606,876	$ —	$ —	$ 606,876

Total investments in securities	$ 606,876	$ —	$ —	$ 606,876

SAM Conservative Balanced Portfolio
Equities
Funds	$ 125,394	$ —	$ —	$ 125,394

Total investments in securities	$ 125,394	$ —	$ —	$ 125,394

SAM Conservative Growth Portfolio
Equities
Funds	$ 178,035	$ —	$ —	$ 178,035

Total investments in securities	$ 178,035	$ —	$ —	$ 178,035

SAM Flexible Income Portfolio
Equities
Funds	$ 141,534	$ —	$ —	$ 141,534

Total investments in securities	$ 141,534	$ —	$ —	$ 141,534

31

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Account	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Strategic Growth Portfolio
Equities
Funds	$ 102,001	$ —	$ —	$ 102,001

Total investments in securities	$ 102,001	$ —	$ —	$ 102,001
Short-Term Income Account
Debt securities issued by the	$ —	$ 16,283	$ —	$ 16,283
U.S. Treasury and other U.S.
government corporations
and agencies
Corporate debt securities	—	28,043	—	28,043
Other debt obligations	—	6,159	—	6,159

Total investments in securities	$ —	$ 50,485	$ —	$ 50,485
Futures	$ 17	$ —	$ —	$ 17

SmallCap Growth Account II
Equities
Basic Materials	$ 806	$ —	$ —	$ 806
Communications	7,938	67	—	8,005
Consumer, Cyclical	9,626	—	—	9,626
Consumer, Non-cyclical	15,038	—	—	15,038
Energy	2,652	—	—	2,652
Financial	3,153	—	—	3,153
Industrial	9,026	—	—	9,026
Technology	11,897	—	—	11,897
Utilities	144	—	—	144
Debt securities issued by the	—	702	—	702
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	1,654	—	1,654

Total investments in securities	$ 60,280	$ 2,423	$ —	$ 62,703
Futures	$ (84)	$ —	$ —	$ (84)

SmallCap Value Account I
Equities
Basic Materials	$ 4,121	$ —	$ —	$ 4,121
Communications	7,129	—	—	7,129
Consumer, Cyclical	13,048	—	—	13,048
Consumer, Non-cyclical	14,596	—	—	14,596
Diversified	62	—	—	62
Energy	3,111	—	—	3,111
Exchange Traded Funds	44	—	—	44
Financial	33,637	—	—	33,637
Industrial	16,056	—	—	16,056
Technology	5,973	—	—	5,973
Utilities	7,332	—	—	7,332
Debt securities issued by the	—	1,202	—	1,202
U.S. Treasury and other U.S.
government corporations and agencies
Other debt obligations	—	2,832	—	2,832

Total investments in securities	$ 105,109	$ 4,034	$ —	$ 109,143
Futures	$ (118)	$ —	$ —	$ (118)

*Instruments such as futures, foreign currency contracts, and swap agreements, are valued at the unrealized appreciation/depreciation on the instrument.

32

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

						Transfers
	Value			Change in		In and/or
	December	Accrued	Realized	Unrealized	Net	Out of	Value June
Account	31, 2008	Discounts/Premiums Gain/(Loss) Gain/(Loss) Purchases/Sales				Level 3	30, 2009

Diversified International Account
Equities
Basic Materials	$ —	$ —	$ —	$ 154	$ 313	$ —	$ 467
Communications	2,623	—	—	—	—	(2,623)	—
Consumer, Non-cyclical	—	—	—	16	42	—	58
Industrial	1,588	—	—	6	204	(1,589)	209
Utilities	2	—	(21)	29	(10)	—	—

Total	$ 4,213	$ —	$ (21)	$ 205	$ 549	$ (4,212)	$ 734

Income Account
Corporate debt securities	$ 774	$ —	$ —	$ (180)	$ 1,500	$ 1,959	$ 4,053

Total	$ 774	$ —	$ —	$ (180)	$ 1,500	$ 1,959	$ 4,053

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account

Euro	23.4%
British Pound	19.0
Japanese Yen	18.9
Canadian Dollar	7.0
Swiss Franc	6.3

33

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes.” As of June 30, 2009, there were no such uncertainties recognized in the accompanying financial statements.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts are subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2009, Diversified International Account had a foreign tax refund receivable of $20,000, no deferred tax liability, and an approximate capital loss carryforward of $675,000 that expires in 2017, relating to Indian securities.

34

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

2. Significant Accounting Policies (Continued)

Recent Accounting Pronouncements. In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures about the Accounts’ derivative and hedging activities, including how such activities are accounted for and their effect on the Accounts’ financial position, performance and cash flows. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. All changes to financial statement disclosure have been made in accordance with FAS 161 and are incorporated for the current period as part of the notes to financial statements.

In April 2009, the FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. All changes to financial statement disclosure have been made in accordance with FSP 157-4 and are incorporated for the current period as part of the notes to financial statements.

3. Operating Policies

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of June 30, 2009 are included in the schedules of investments.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

35

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the period ended June 30, 2009, Diversified International Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Effective July 2, 2009, the unsecured joint line of credit is with three banks which allow the participants to borrow up to $150 million, collectively. Interest charged to each participant, based on its borrowings, will be at a rate equal to the higher of the Fed Funds Rate or the One Month LIBOR Rate plus 1.25% .

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral is usually invested in short-term securities and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2009, the Accounts had no securities on loan.

36

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as	Asset Derivatives June 30, 2009		Liability Derivatives June 30, 2009

hedging instruments under Statement		Fair		Fair
133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

LargeCap Blend Account II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$74*
appreciation (depreciation) of investments

Short-Term Income Account

Interest rate contracts	Receivables, Net Assets Consist of Net	$17*
unrealized appreciation (depreciation) of
investments

SmallCap Growth Account II

Equity contracts			Payables, Net Assets Consist of Net unrealized	$84*
appreciation (depreciation) of investments

SmallCap Value Account I

Equity contracts			Payables, Net Assets Consist of Net unrealized	$118*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2009 (unaudited)

3. Operating Policies (Continued)

Derivatives Not Accounted for		Realized Gain or (Loss) on	Change in Unrealized Appreciation or
as Hedging Instruments Under	Location of Gain or (Loss) On Derivatives	Derivatives Recognized in	(depreciation) of Derivatives
Statement 133	Recognized in Operations	Operations	Recognized in Operations

LargeCap Blend Account II

Equity contracts	Net realized gain (loss) from Futures	$294	$(93)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts

Short-Term Income Account

Interest rate contracts	Net realized gain (loss) from Futures	$(38)	$103
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts

SmallCap Growth Account II

Equity contracts	Net realized gain (loss) from Futures	$88	$(84)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts

SmallCap Value Account I

Equity contracts	Net realized gain (loss) from Futures	$390	$(283)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts

The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2009.

4. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)

					Over
	First $100	Next $100	Next $100	Next $100	$400

Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

		Net Assets of Accounts (in millions)

					Over
	First $250	Next $250	Next $250	Next $250	$1,000

Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55

38

			NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			June 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

							Net Assets of Account

		Net Assets of Account						(in millions)

	First	Next	Next	Over $3			First	Next	Over
	$1 billion $1 billion $1 billion			Billion			$200	$300	$500

MidCap Stock Account	0.75%	0.70%	0.65%	0.60%	Short-Term Income Account 0.50%			0.45%	0.40%

	Net Assets of Account						Net Assets of Account

	(in millions)						(in millions)

					First	Next	Next $1 Next $1		Over $3
	First $500	Over $500			$500	$500	billion	billion	billion

Principal Capital			LargeCap Growth
Appreciation Account	.625%	.50%		Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts

	First $2	Over $2
	billion	billion

Income Account	.50%	.45%
Mortgage Securities Account	.50	.45

Effective July 1, 2009, the Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2011. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
SmallCap Growth Account II	0.020
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		From January 1, 2009 through June 30, 2009
	Class 1	Class 2	Expiration

SmallCap Value Account I	1.01%	1.26%	April 30, 2010

Effective July 1, 2009, the operating expense limit for SmallCap Value Account I will be 0.99% for Class 1 and 1.24% for Class 2. Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Effective March 1, 2009, Principal Funds Distributor, Inc. has voluntarily agreed to limit the Money Market Account’s distribution fees attributable to Class 2 shares of the Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

39

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

4. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At June 30, 2009, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1

Diversified International Account	23,202	SAM Balanced Portfolio	31,694
Equity Income Account	13,222	SAM Conservative Balanced Portfolio	10,400
LargeCap Blend Account II	28,753	SAM Conservative Growth Portfolio	3,834
LargeCap Growth Account	6,546	SAM Flexible Income Portfolio	8,840
Money Market Account	415,093	SAM Strategic Growth Portfolio	2,494
Mortgage Securities	972	Short-Term Income Account	4,828
Principal Capital Appreciation Account	164	SmallCap Growth II Account	5,373
Real Estate Securities Account	10,081	SmallCap Value I Account	10,193

Affiliated Brokerage Commissions. The Accounts did not pay brokerage commissions to any member of the Principal Financial Group during the period ended June 30, 2009. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended
June 30, 2009

SmallCap Growth Account II	$1

5. Investment Transactions

For the period ended June 30, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Diversified International Account	$153,027	$148,017	SAM Balanced Portfolio	$106,757	$15,504
Equity Income Account	108,196	85,786	SAM Conservative Balanced Portfolio	38,884	7,965
LargeCap Growth Account	107, 321	95,033	SAM Conservative Growth Portfolio	12,522	10,972
Income Account	36,034	15,512	SAM Flexible Income Portfolio	31,647	18,348
LargeCap Blend Account II	37,996	43,183	SAM Strategic Growth Portfolio	11,498	4,610
MidCap Stock Account	11,620	8,234	Short-Term Income Account	13,757	4,946
Mortgage Securities Account	34,287	18,490	SmallCap Growth Account II	26,282	30,452
Principal Capital Appreciation Account	13,197	8,738	SmallCap Value Account I	27,147	25,190
Real Estate Securities Account	47,371	41,776

For the period ended June 30, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Income Account	$11,127	$2,246	Short Term Income Account	$2,985	$6
Mortgage Securities Account	3,375	1,458	SmallCap Value Account I	—	116

The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

40

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

5. Investment Transactions (Continued)

Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2009 and December 31, 2008 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain		Section 1250 Gains

	2009	2008	2009	2008*	2009	2008

Diversified International Account	$9,747	$ 32,412	$ —	$ 76,228	—	$ —
Equity Income Account	12,832	20,200	—	25,508	—	—
Income Account	9,779	11,335	152	208	—	—
LargeCap Blend Account II	3,023	15,975	—	84,558	—	—
LargeCap Growth Account	1,471	1,456	—	—	—	—
MidCap Stock Account	774	1,477	—	14,996	—	—
Money Market Account	1,040	8,668	—	—	—	—
Mortgage Securities Account	9,505	12,314	—	—	—	—
Principal Capital Allocation Account	826	1,572	—	10,314	—	—
Real Estate Securities Account	3,240	5,194	—	58,377	—	330
SAM Balanced Portfolio	24,142	22,940	18,466	71,003	—	—
SAM Conservative Balanced Portfolio	3,987	3,089	1,831	5,139	—	—
SAM Conservative Growth Portfolio	9,144	9,785	10,464	26,791	—	—
SAM Flexible Income Portfolio	6,685	8,007	1,332	10,759	—	—
SAM Strategic Growth Portfolio	3,798	4,616	1,483	20,889	—	—
Short-Term Income Account	2,646	2,053	—	—	—	—
SmallCap Value Account I	1,626	5,981	—	12,511	—	—

*The accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

41

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

6. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2008, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains

Diversified International Account	$ 9,461	$ —
Equity Income Account	12,432	—
Income Account	9,496	152
LargeCap Blend Account II	2,917	—
LargeCap Growth Account	1,429	—
MidCap Stock Account	750	382
Mortgage Securities Account	9,227	—
Principal Capital Allocation Account	797	—
Real Estate Securities Account	2,816	—
SAM Balanced Portfolio	23,440	18,466
SAM Conservative Balanced Portfolio	3,872	1,462
SAM Conservative Growth Portfolio	8,877	10,464
SAM Flexible Income Portfolio	6,491	1,124
SAM Strategic Growth Portfolio	3,687	1,483
Short-Term Income Account	2,568	—
SmallCap Value Account I	1,587	—

As of December 31, 2008, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2008, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:

										Annual
	2009	2010	2011	2012	2013	2014	2015	2016	Total	Limitations*

Diversified International Account	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$57,701	$57,701	$ —
Equity Income Account	—	—	—	—	—	—	—	44,839	44,839	—
LargeCap Blend Account II	—	—	—	—	—	—	—	18,629	18,629	—
LargeCap Growth Account	9,548	18,104	12,160	—	1,468	—	—	14,946	56,226	12,160
Money Market Account	—	—	—	—	—	—	—	298	298	—
Mortgage Securities Account	—	—	1,673	1,119	782	1,308	436	608	5,926	—
Principal Capital Appreciation Account	—	—	—	—	—	—	—	47	47	—
Real Estate Securities Account	—	—	—	—	—	—	—	15,912	15,912	—
Short-Term Income Account	35	—	112	85	—	42	43	617	934	—
SmallCap Growth Account II	—	20,647	—	7,505	—	—	—	9,404	37,556	1,977
SmallCap Value Account I	—	—	—	—	—	—	—	11,782	11,782	—

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

42

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2009 (unaudited)

6. Federal Tax Information (Continued)

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2008, the Accounts had approximate post-October losses as follows (amounts in thousands):

Diversified International Account	$ 34,499
Equity Income Account	16,980
LargeCap Blend Account II	8,303
LargeCap Growth Account	11,306
MidCap Stock Account	1,687
Mortgage Securities Account	20
Principal Capital Appreciation Account	687
Real Estate Securities Account	12,451
SAM Balanced Portfolio	201
SAM Conservative Balanced Portfolio	3
SAM Conservative Growth Portfolio	30
SAM Flexible Income Portfolio	29
SAM Strategic Growth Portfolio	367
Short-Term Income Account	180
SmallCap Growth Account II	5,544
SmallCap Value Account I	6,845

43

Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.65%)			COMMON STOCKS (continued)
Advertising Sales (0.27%)			Auto - Car & Light Trucks (continued)
Teleperformance	25,928 $	791	Tofas Turk Otomobil Fabrikasi AS	31,990 $	55
			Toyota Motor Corp	81,833	3,095

Advertising Services (0.32%)					8,109

Aegis Group PLC	72,393	110
Publicis Groupe	27,899	854	Auto/Truck Parts & Equipment - Original (0.86%)

		964	Denso Corp	43,700	1,120

			GKN PLC	37,512	77
Aerospace & Defense (0.34%)			Hyundai Mobis	1,385	121
Meggitt PLC	31,053	81	Koito Manufacturing Co Ltd	5,991	72
MTU Aero Engines Holding AG	25,677	938	Nifco Inc/Japan	4,900	76

		1,019	Sumitomo Electric Industries Ltd	88,500	992

Aerospace & Defense Equipment (0.26%)			Takata Corp	6,000	95

Cobham PLC	271,596	774			2,553

			Auto/Truck Parts & Equipment - Replacement (0.03%)
Agricultural Chemicals (1.05%)
			Xinyi Glass Holdings Co Ltd	92,000	79
Agruim Inc (a)	23,800	951
Syngenta AG	9,314	2,167	Batteries & Battery Systems (0.05%)

		3,118	Simplo Technology Co Ltd	35,000	140

Agricultural Operations (0.60%)
Golden Agri-Resources Ltd - Rights (a)(b)(c)	427,332	58	Beverages - Wine & Spirits (0.03%)
Golden Agri-Resources Ltd	2,513,720	655	Davide Campari-Milano SpA	9,875	79
Indofood Agri Resources Ltd (a)	103,000	86
			Brewery (0.84%)
Wilmar International Ltd	288,000	994	Anheuser-Busch InBev NV	60,235	2,184

		1,793	Cia de Bebidas das Americas ADR	4,968	322

Airlines (0.06%)					2,506

Air China Ltd	198,000	96
			Building - Heavy Construction (1.30%)
easyJet PLC (a)	17,832	80	ACS Actividades de Construccion y

		176	Servicios SA	30,391	1,543

Airport Development & Maintenance (0.06%)			Aecon Group Inc	7,100	70
Beijing Capital International Airport Co Ltd	258,000	180	Daelim Industrial Co Ltd	5,277	254
			Hyundai Engineering & Construction Co Ltd	2,893	121
Apparel Manufacturers (0.03%)			Mota Engil SGPS SA	10,135	46
Benetton Group SpA	9,081	80	NCC AB	9,079	79
			Nippo Corp	8,996	83
Applications Software (0.37%)			Obrascon Huarte Lain SA	3,242	64
Check Point Software Technologies Ltd (a)	6,254	147	Tecnicas Reunidas SA	2,111	100
NSD Co Ltd	5,800	59	Vinci SA	33,191	1,498

Sage Group PLC	299,080	878			3,858

		1,084

			Building - Maintenance & Service (0.25%)
Audio & Video Products (0.46%)			Babcock International Group	93,455	741
Sony Corp	52,100	1,359
			Building - Residential & Commercial (0.35%)
Auto - Car & Light Trucks (2.73%)			Berkeley Group Holdings PLC (a)	29,972	397
Dongfeng Motor Group Co Ltd	229,920	193	Corp GEO SAB de CV (a)	86,500	167
Ford Otomotiv Sanayi AS	21,730	84	Gafisa SA	5,833	48
Honda Motor Co Ltd	92,700	2,550	Persimmon PLC	74,740	432

Hyundai Motor Co	3,387	196			1,044

Nissan Motor Co Ltd	187,900	1,140
Suzuki Motor Corp	35,500	796	Building & Construction - Miscellaneous (0.63%)
			Balfour Beatty PLC	166,753	850

See accompanying notes		44

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building & Construction - Miscellaneous			Coal (0.25%)
(continued)			Banpu Public Co Ltd (a)	16,100 $	159
China Communications Construction Co Ltd	51,000 $	59	China Shenhua Energy Co Ltd	38,500	140
Hochtief AG	17,472	883	Tambang Batubara Bukit Asam Tbk PT	212,500	240
Maeda Corp	3,868	15	Yanzhou Coal Mining Co Ltd	139,999	192

United Group Ltd	9,060	75			731

		1,882

			Commercial Banks (10.13%)
Building Products - Cement & Aggregate (0.98%)			ABSA Group Ltd	9,481	135
Adelaide Brighton Ltd	56,662	102	Asya Katilim Bankasi AS (a)	45,036	62
Anhui Conch Cement Co Ltd	32,000	199	Axis Bank Ltd	20,794	360
Cemex SAB de CV (a)	101,829	95	Banco do Brasil SA	15,257	165
CRH PLC	55,726	1,281	Banco Santander SA	337,255	4,077
Grasim Industries Ltd (a)	4,295	209	Bangkok Bank Public Co (a)	18,900	62
Italcementi SpA	40,232	461	Bank Mandiri Tbk PT	726,000	225
Sumitomo Osaka Cement Co Ltd	22,000	48	Bank of China Ltd	1,890,000	895
Taiheiyo Cement Corp	299,000	512	Bank of Montreal (a)	39,600	1,669

		2,907	Bank Rakyat Indonesia	487,500	299

Building Products - Wood (0.02%)			Bankinter SA	5,774	68
China Grand Forestry Green Resources			Busan Bank	23,780	162
Group Ltd (a)	1,020,000	53	Canadian Western Bank	5,500	80
			China Construction Bank Corp	1,140,183	878
Cable/Satellite TV (0.24%)
Jupiter Telecommunications Co Ltd	854	648	Danske Bank A/S	56,400	973
SKY Perfect JSAT Holdings Inc	142	54	DBS Group Holdings Ltd	165,000	1,338

		702	DnB NOR ASA	167,800	1,282

			Fukuoka Financial Group Inc	167,000	747
Casino Services (0.02%)			ICICI Bank Ltd ADR	8,397	248
Mars Engineering Corp	1,700	49	Industrial and Commercial Bank of China Ltd	1,234,000	855
			Intesa Sanpaolo SpA	251,223	812
Cellular Telecommunications (2.07%)			Komercni Banka AS	1,030	142
Advanced Info Service PCL (a)(b)	49,300	130
			Korea Exchange Bank	20,060	155
America Movil SAB de CV ADR	22,093	855
			Malayan Banking Bhd	240,000	402
China Mobile Ltd	76,785	769
			National Bank of Canada	30,300	1,400
MTN Group Ltd	21,989	338
			National Bank of Greece SA	44,687	1,240
SK Telecom Co Ltd	550	75
			OTP Bank Plc	9,842	178
Vimpel-Communications ADR	6,358	75
			Oversea-Chinese Banking Corp Ltd	281,000	1,290
Vivo Participacoes SA ADR	6,122	116
			Royal Bank of Canada (a)	53,500	2,188
Vodacom Group Pty Ltd (a)	14,535	108
			Sberbank	182,890	229
Vodafone Group PLC	1,893,632	3,683

			Seven Bank Ltd	35	92
		6,149

			Siam Commercial Bank Public (a)	31,300	69
Chemicals - Diversified (0.06%)			Standard Bank Group Ltd	19,552	225
Hanwha Chem Corp	2,350	19	Standard Chartered PLC	78,580	1,477
Nippon Kayaku Co Ltd	12,791	88	State Bank of India Ltd	9,843	700
Nippon Soda Co Ltd	17,000	76	Sumitomo Mitsui Financial Group Inc	35,600	1,440

		183	Suruga Bank Ltd	101,000	966

Chemicals - Specialty (0.03%)			Swedbank AB	48,400	283
Lintec Corp	5,310	92	Sydbank A/S	2,965	68
			Taiwan Cooperative Bank (a)	379,000	217
Circuit Boards (0.30%)			Turkiye Halk Bankasi AS	44,952	176
Ibiden Co Ltd	31,400	880	Turkiye Vakiflar Bankasi Tao	188,675	282
			United Overseas Bank Ltd	133,000	1,342

See accompanying notes

45

     Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Financial Services (continued)
VTB Bank OJSC	39,460 $	87	Yuanta Financial Holding Co Ltd	131,000 $	88

		30,040			503

Commercial Services (0.30%)			Diversified Manufacturing Operations (0.21%)
Intertek Group PLC	51,307	883	Charter International PLC	7,180	51
			Cookson Group PLC	26,500	114
Commercial Services - Finance (0.01%)			Smiths Group PLC	32,143	372
Companhia Brasileira de Meios de Pagamento	4,928	42	Ten Cate NV	3,090	75

(a)
					612

Computer Data Security (0.26%)			Diversified Minerals (3.12%)
Gemalto NV (a)	22,475	781	Anglo American PLC	56,391	1,648
			Anglo American PLC	10,799	314
Computer Services (0.41%)			BHP Billiton Ltd	134,833	3,694
CGI Group Inc (a)	106,500	947	BHP Billiton PLC	62,374	1,406
CSK Holdings Corp	10,100	48	Pan Australian Resources Ltd (a)	216,857	62
Infosys Technologies Ltd ADR	5,885	216	Xstrata PLC	195,701	2,127

		1,211			9,251

Computers (0.24%)			Diversified Operations (1.60%)
Acer Inc	83,195	144	Groupe Bruxelles Lambert SA	18,110	1,327
Compal Electronics Inc	232,000	188	Hutchison Whampoa Ltd	215,000	1,399
HTC Corp	12,000	169	LG Corp	6,123	291
Wincor Nixdorf AG	1,269	71	Mitie Group PLC	29,097	103
Wistron Corp	94,000	155	Noble Group Ltd	1,115,200	1,390

		727	Shanghai Industrial Holdings Ltd	56,000	225

Computers - Peripheral Equipment (0.04%)					4,735

Lite-On Technology Corp	150,000	130	E-Commerce - Services (0.42%)
Consulting Services (0.05%)			Rakuten Inc	2,057	1,240
Bureau Veritas SA	2,763	136	Electric - Generation (0.09%)
Distribution & Wholesale (0.27%)			Huaneng Power International Inc	387,884	272
Inchcape PLC	2,574,898	806	Electric - Integrated (3.19%)
Diversified Banking Institutions (5.92%)			Atco Ltd	4,400	149
Barclays PLC	482,411	2,242	Centrais Eletricas Brasileiras SA (a)	10,791	140
BNP Paribas	44,627	2,910	E.ON AG	66,536	2,363
Credit Agricole SA	56,231	705	Emera Inc	28,300	529
Credit Suisse Group AG	51,978	2,381	Empresa Nacional de Electricidad SA/Chile	120,835	200
Deutsche Bank AG	26,219	1,595	Enel SpA	211,650	1,033
HSBC Holdings PLC	471,816	3,931	GDF Suez	41,358	1,548
Mitsubishi UFJ Financial Group Inc	395,600	2,443	Hokuriku Electric Power Co	23,900	547
Natixis	281,240	547	Okinawa Electric Power Co Inc/The	800	43
UBS AG	65,034	799	Public Power Corp SA	44,445	917

		17,553	Reliance Infrastructure Ltd	8,555	213

			RWE AG	21,347	1,690
Diversified Financial Services (0.17%)			Tenaga Nasional BHD	43,800	95
KB Financial Group Inc ADR	5,948	198	TGK-2 (c)	1,600	-

Korea Investment Holdings Co Ltd	4,550	130			9,467

Mega Financial Holding Co Ltd	191,000	87

See accompanying notes

46

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Transmission (0.26%)			Finance - Credit Card (0.03%)
Terna Rete Elettrica Nazionale SpA	232,291 $	775	Redecard SA	6,444 $	99

Electric Products - Miscellaneous (0.19%)			Finance - Investment Banker & Broker (1.40%)
LG Electronics Inc	4,677	427	Daishin Securities Co Ltd	3,960	48
Vossloh AG	1,139	137	Daiwa Securities Group Inc	144,000	856

		564	ICAP PLC	144,504	1,076

Electronic Components - Miscellaneous (0.66%)			KGI Securities Co Ltd	214,000	97
AU Optronics Corp	173,000	167	KIWOOM Securities Co Ltd	3,556	138
Chemring Group PLC	3,609	129	Mediobanca SpA	68,568	817
CMK Corp/Japan	7,400	73	Nomura Holdings Inc	132,300	1,117

Hon Hai Precision Industry Co Ltd	100,470	308			4,149

Hosiden Corp	6,700	86	Finance - Other Services (0.13%)
LG Display Co Ltd	4,430	111	BM&FBOVESPA SA	51,821	310
Nihon Dempa Kogyo Co Ltd	2,700	57	London Stock Exchange Group PLC	5,623	65

Nippon Electric Glass Co Ltd	91,000	1,017			375

		1,948	Fisheries (0.25%)

Electronic Components - Semiconductors (0.93%)			Nippon Suisan Kaisha Ltd	29,700	78
Chartered Semiconductor Manufacturing Ltd	44,700	63	Toyo Suisan Kaisha Ltd	32,000	659

(a)					737

MediaTek Inc	24,000	285
Megachips Corp	3,200	73	Food - Catering (0.34%)
Rohm Co Ltd	14,300	1,043	Compass Group PLC	181,109	1,022
Samsung Electronics Co Ltd	2,652	1,226	Food - Miscellaneous/Diversified (1.79%)
Shinko Electric Industries Co Ltd	5,400	67	Fuji Oil Co Ltd	9,300	108

		2,757	Maruha Nichiro Holdings Inc	38,000	57

Electronic Parts Distribution (0.05%)			Nestle SA	116,026	4,381
WPG Holdings Co Ltd	148,000	146	Unilever NV	25,782	624
			Uni-President Enterprises Corp	96,000	99
Engineering - Research & Development Services (0.41%)			Viscofan SA	2,202	47

COMSYS Holdings Corp	10,000	110			5,316

Imtech NV	4,914	96
Larsen & Toubro Ltd (b)	3,840	125	Food - Retail (1.16%)
Toyo Engineering Corp	29,000	98	Colruyt SA	3,203	732
WorleyParsons Ltd	42,075	802	Jeronimo Martins SGPS SA	11,105	76

		1,231	Koninklijke Ahold NV	146,369	1,687

			WM Morrison Supermarkets PLC	239,468	935

Enterprise Software & Services (0.89%)					3,430

Autonomy Corp PLC (a)	70,852	1,679
IT Holdings Corp	3,600	64	Forestry (0.22%)
Micro Focus International PLC	12,230	76	Sino-Forest Corp (a)	62,400	665
Software AG	10,696	757	Gas - Distribution (0.15%)
Temenos Group AG (a)	3,251	55	Canadian Utilities Ltd	13,800	450

		2,631

Entertainment Software (0.26%)			Gold Mining (1.86%)
Capcom Co Ltd	42,800	770	Barrick Gold Corp. (a)	41,618	1,401
			Franco-Nevada Corp	2,800	67
Finance - Consumer Loans (0.03%)			Harmony Gold Mining Co Ltd (a)	21,988	227
Provident Financial PLC	6,431	84	IAMGOLD Corp (a)	72,825	737
			Lihir Gold Ltd (a)	535,923	1,255
			Newcrest Mining Ltd	63,435	1,550

See accompanying notes		47

Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (continued)			Medical - Biomedical/Gene (0.36%)
Red Back Mining Inc (a)	14,765 $	129	CSL Ltd/Australia	39,974 $	1,033
Zijin Mining Group Co Ltd	152,000	137	Genmab A/S (a)	1,325	46

		5,503			1,079

Import & Export (2.08%)			Medical - Drugs (5.62%)
ITOCHU Corp	230,000	1,596	Actelion Ltd (a)	16,970	889
Marubeni Corp	248,000	1,097	AstraZeneca PLC	56,385	2,486
Mitsubishi Corp	91,300	1,685	China Pharmaceutical Group Ltd	223,890	115
Sumitomo Corp	176,200	1,791	Chugai Pharmaceutical Co Ltd	43,200	822

		6,169	Cipla Ltd/India	8,061	43

Industrial Gases (0.04%)			Dr Reddys Laboratories Ltd	13,618	222
Air Water Inc	10,000	109	GlaxoSmithKline PLC	69,622	1,230
			Grifols SA	40,174	713
Instruments - Controls (0.02%)			Hisamitsu Pharmaceutical Co Inc	20,800	646
Rotork PLC	5,263	72	Kyorin Co Ltd	4,000	61
			Miraca Holdings Inc	5,000	122
Internet Application Software (0.05%)			Novartis AG	33,385	1,359
Tencent Holdings Ltd	13,444	156	Novo Nordisk A/S	23,708	1,291
			Roche Holding AG	27,453	3,740
Internet Content - Entertainment (0.03%)			Sanofi-Aventis SA	37,113	2,193
Shanda Interactive Entertainment Ltd ADR (a)	1,569	82
			Shire PLC	54,342	750

Internet Content - Information & News (0.03%)					16,682

Kakaku.com Inc	23	87	Medical - Generic Drugs (0.17%)
			Teva Pharmaceutical Industries Ltd ADR	9,368	462
Investment Companies (0.35%)			Towa Pharmaceutical Co Ltd	1,100	55

Investor AB	60,707	939			517

Kinnevik Investment AB	9,140	94

		1,033	Medical - Hospitals (0.03%)

			Rhoen Klinikum AG	3,863	85
Investment Management & Advisory Services (0.03%)
Azimut Holding SpA	7,997	76	Medical - Nursing Homes (0.04%)
			Orpea (a)	2,637	117
Leisure & Recreation Products (0.03%)
Fields Corp	59	80	Medical - Wholesale Drug Distribution (0.03%)
			Alapis Holding Industrial and Commercial
Life & Health Insurance (0.41%)			SA of Pharmaceutical Chemical & Organic
Cathay Financial Holding Co Ltd	276,000	406	Products	63,357	90
China Life Insurance Co Ltd	152,000	559
Sanlam Ltd	114,403	256	Medical Products (0.07%)

		1,221	Nipro Corp	2,989	61

			SSL International PLC	15,625	134

Machinery - Construction & Mining (0.02%)					195

Danieli & Co SpA	3,652	62
			Metal - Copper (0.47%)
Machinery - Farm (0.39%)			Antofagasta PLC	28,731	279
Kubota Corp	139,000	1,145	Inmet Mining Corp	20,600	756
			Quadra Mining Ltd (a)	9,200	69
Machinery - General Industry (0.35%)			Sterlite Industries India Ltd ADR	24,054	299

Kone OYJ	29,971	921			1,403

STX Engine Co Ltd	5,390	114

			Metal - Diversified (1.13%)

		1,035	Boliden AB	17,741	134

			KGHM Polska Miedz SA	19,335	497

See accompanying notes		48

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Metal - Diversified (continued)			Oil & Gas Drilling (0.50%)
MMC Norilsk Nickel ADR	25,487 $	232	Noble Corp	24,610 $	744
Pacific Metals Co Ltd	8,000	62	Transocean Ltd (a)	9,755	725

Rio Tinto Ltd - Rights (a)(b)	24,594	467			1,469

Rio Tinto Ltd	46,846	1,957	Oil Company - Exploration & Production (2.54%)

		3,349	Addax Petroleum Corp	21,400	908

Metal - Iron (0.03%)			Australian Worldwide Exploration Ltd	43,351	89
Mount Gibson Iron Ltd (a)	101,687	73	Baytex Energy Trust (a)	5,800	98
Novolipetsk Steel OJSC (a)	607	13	Canadian Natural Resources (a)	33,600	1,768

		86	CNOOC Ltd	309,000	381

Metal Processors & Fabrication (0.07%)			EnCana Corp (a)	35,258	1,748
Aurubis AG	1,836	54	Gazprom OAO (a)(b)(d)	3,832	194
Jiangxi Copper Co Ltd	32,000	52	Gazprom OAO (a)	32,859	666
TK Corp	3,857	95	Premier Oil PLC (a)	5,435	98

		201	Talisman Energy (a)	102,000	1,465

			TriStar Oil and Gas Ltd (a)	12,000	113

Miscellaneous Manufacturers (0.02%)					7,528

Faiveley SA	846	65
			Oil Company - Integrated (6.90%)
Mortgage Banks (0.05%)			BG Group PLC	175,400	2,954
Home Capital Group Inc	5,700	148	BP PLC	369,674	2,921
			China Petroleum & Chemical Corp	764,000	578
Multi-Line Insurance (2.22%)			ENI SpA	116,103	2,754
ACE Ltd	21,180	937	Lukoil OAO ADR	13,101	586
Allianz SE	11,860	1,090	PetroChina Co Ltd	375,199	415
AXA SA	43,261	819	Petroleo Brasileiro SA ADR	47,865	1,961
Baloise Holding AG	15,456	1,149	Rosneft Oil Co	97,452	532
CNP Assurances	9,263	886	Royal Dutch Shell PLC - A Shares	87,716	2,200
Zurich Financial Services	9,609	1,699	Royal Dutch Shell PLC - B Shares	54,479	1,372

		6,580	Sasol Ltd	3,593	126

Multimedia (0.71%)			Tatneft ADR	3,831	94
Informa PLC	19,988	72	Total SA	73,049	3,959

Vivendi	48,943	1,175			20,452

WPP PLC	127,202	846	Oil Refining & Marketing (0.56%)

		2,093	DCC Plc	5,447	112

Non-Ferrous Metals (0.05%)			Nippon Mining Holdings Inc	157,000	811
Korea Zinc Co Ltd	1,450	157	Reliance Industries Ltd (a)(d)	4,781	399
			SK Energy Co Ltd	928	74
Office Automation & Equipment (0.71%)			SK Holdings Co Ltd	2,960	246
Canon Inc	44,300	1,447	Tupras-Turkiye Petrol Rafinerileri AS	2,536	31

Neopost SA	7,290	656			1,673

		2,103

			Paper & Related Products (0.35%)
Oil - Field Services (0.71%)			Lee & Man Paper Manufacturing Ltd	53,600	52
Bourbon SA	2,413	95	Nine Dragons Paper Holdings Ltd	251,000	165
China Oilfield Services Ltd	228,000	246	Svenska Cellulosa AB	77,500	816

Fred Olsen Energy ASA	2,700	92			1,033

Maire Tecnimont SpA	24,295	80
			Petrochemicals (0.10%)
Petrofac Ltd	87,153	962
			Honam Petrochemical Corp	1,536	92
Technip SA	12,703	626

			LG Chem Ltd	1,422	155
		2,101

See accompanying notes

49

     Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Petrochemicals (continued)			Real Estate Operator & Developer (continued)
PTT Chemical PLC (a)(b)	32,200 $	49	Sun Hung Kai Properties Ltd	110,000 $	1,366

		296			4,793

Pharmacy Services (0.02%)			Reinsurance (0.91%)
SXC Health Solutions Corp (a)	2,800	71	Hannover Rueckversicherung AG	21,490	789
			Korean Reinsurance Co	27,850	257
Platinum (0.07%)			Muenchener Rueckversicherungs AG	12,152	1,641

Impala Platinum Holdings Ltd	10,013	222			2,687

Printing - Commercial (0.28%)			REITS - Diversified (0.11%)
Toppan Printing Co Ltd	82,000	826	Champion REIT	215,000	70
			Fonciere Des Regions	768	58
Property & Casualty Insurance (1.80%)			Suntec Real Estate Investment Trust	139,238	83
Admiral Group PLC	4,426	64	Wereldhave NV	1,478	110

Amlin PLC	109,223	545			321

Beazley PLC	57,502	92
			REITS - Office Property (0.28%)
Catlin Group Ltd	11,524	61	Commonwealth Property Office Fund	181,855	121
Hiscox Ltd	17,712	84	Nippon Building Fund Inc	82	701

Lancashire Holdings Ltd	10,913	84			822

Mitsui Sumitomo Insurance Group Holdings
Inc	56,900	1,489	REITS - Shopping Centers (0.04%)
PICC Property & Casualty Co Ltd	108,000	74	Vastned Retail NV	2,168	108
RSA Insurance Group PLC	542,415	1,077
Tokio Marine Holdings Inc	64,700	1,776	REITS - Storage (0.02%)

		5,346	Big Yellow Group PLC	12,065	68

Protection - Safety (0.02%)			Retail - Apparel & Shoe (0.56%)
Nohmi Bosai Ltd	6,000	53	Aoyama Trading Co Ltd	4,100	71
			Fast Retailing Co Ltd	9,364	1,221
Public Thoroughfares (0.36%)			Point Inc	1,140	61
Atlantia SpA	45,754	926	Truworths International Ltd	62,130	298

Zhejiang Expressway Co Ltd	196,000	155			1,651

		1,081

			Retail - Automobile (0.09%)
Real Estate Management & Services (0.58%)			PT Astra International Tbk	120,000	279
Fabege AB	19,189	65
Mitsubishi Estate Co Ltd	90,000	1,494	Retail - Bookstore (0.06%)
Nexity	2,859	86	Culture Convenience Club Co Ltd	8,200	70
PSP Swiss Property AG (a)	1,817	87	WH Smith PLC	17,014	117

		1,732			187

Real Estate Operator & Developer (1.62%)			Retail - Building Products (0.45%)
Africa Israel Investments Ltd	5,005	85	Kingfisher PLC	430,178	1,262
Agile Property Holdings Ltd	110,000	157	Travis Perkins PLC	8,025	70

Brookfield Asset Management Inc (a)	68,104	1,165			1,332

Great Eagle Holdings Ltd	28,000	59
			Retail - Computer Equipment (0.03%)
Mitsui Fudosan Co Ltd	73,000	1,266
			Game Group PLC	32,757	89
Rossi Residencial SA	63,500	267
Shenzhen Investment Ltd	282,000	117	Retail - Consumer Electronics (0.08%)
Shimao Property Holdings Ltd	76,000	146	JB Hi-Fi Ltd	10,371	128
Shun Tak Holdings Ltd	156,000	97	K's Holdings Corp	4,500	117

Sino-Ocean Land Holdings Ltd	59,500	68			245

See accompanying notes

50

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (0.03%)			Steel - Producers (1.10%)
Alimentation Couche Tard Inc	6,700 $	81	ArcelorMittal	37,531 $	1,242
			China Steel Corp	186,000	159
Retail - Home Furnishings (0.44%)			Evraz Group SA (b)	18,168	345
Nitori Co Ltd	18,572	1,315	Godo Steel Ltd	27,000	81
			JSW Steel Ltd	12,600	161
Retail - Hypermarkets (0.04%)
			Kyoei Steel Ltd	2,300	65
Magnit OAO	11,888	106
			POSCO ADR	6,402	529
Retail - Major Department Store (0.06%)			Tokyo Steel Manufacturing Co Ltd	46,595	567
Lotte Shopping Co Ltd	913	187	Tung Ho Steel Enterprise Corp	131,000	125

					3,274

Retail - Miscellaneous/Diversified (0.04%)			Sugar (0.02%)
Dufry South America Ltd	9,300	116	Cosan SA Industria e Comercio (a)	7,552	55

Retail - Pubs (0.03%)			Telecommunication Equipment (0.02%)
Enterprise Inns PLC	41,373	85	Oki Electric Industry Co Ltd	47,000	50

Retail - Restaurants (0.05%)			Telecommunication Services (0.83%)
McDonald's Holdings Co Japan Ltd	4,569	85	China Communications Services Corp Ltd	183,884	113
Saizeriya Co Ltd	4,700	69	China Telecom Corp Ltd	452,000	224

		154	Chunghwa Telecom Co Ltd	87,000	174

Rubber - Tires (0.02%)			Indosat Tbk PT	250,489	122
Yokohama Rubber Co Ltd/The	13,000	64	Singapore Telecommunications Ltd	633,000	1,306
			Telefonica O2 Czech Republic AS	8,814	201
Satellite Telecommunications (0.54%)			Telekomunikasi Indonesia Tbk PT	306,000	226
Eutelsat Communications	31,607	818	Telenet Group Holding NV (a)	4,758	101

Inmarsat PLC	85,856	772			2,467

		1,590

			Telephone - Integrated (2.75%)
Schools (0.33%)			France Telecom SA	19,860	452
Benesse Corp	24,400	978	Koninklijke (Royal) KPN NV	103,139	1,423
			KT Corp	1,750	51
Security Services (0.45%)
G4S PLC	355,879	1,226	Magyar Telekom Telecommunications PLC	41,089	121
Prosegur Cia de Seguridad SA	3,104	100	Philippine Long Distance Telephone Co	2,410	120

		1,326	Softbank Corp	64,700	1,260

			Tele Norte Leste Participacoes SA	6,979	111
Semiconductor Component - Integrated Circuits (0.31%)			Telecom Italia SpA	795,403	1,103
Siliconware Precision Industries Co	242,000	280	Telefonica SA	142,243	3,230
Taiwan Semiconductor Manufacturing Co Ltd	387,205	635	Telefonos de Mexico SAB de CV ADR	12,859	208

		915	Telkom SA Ltd	14,535	72

Semiconductor Equipment (0.36%)					8,151

Aixtron AG	3,867	47	Tobacco (1.26%)
ASML Holding NV	46,493	1,008	British American Tobacco PLC	70,553	1,947

		1,055	Imperial Tobacco Group PLC	55,847	1,454

Shipbuilding (0.07%)			KT&G Corp	3,311	187
Samsung Heavy Industries Co Ltd	9,390	212	Souza Cruz SA (a)	5,100	146

					3,734

Soap & Cleaning Products (0.51%)
			Toys (0.49%)
Reckitt Benckiser Group PLC	33,158	1,514
			Nintendo Co Ltd	5,300	1,467
See accompanying notes

51

Schedule of Investments
Diversified International Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)
Transport - Marine (0.16%)			Steel - Producers (0.13%)
Inui Steamship Co Ltd	11,300 $	83	Gerdau SA	6,572 $	69
Sincere Navigation	97,000	109	Usinas Siderurgicas de Minas Gerais SA	14,609	313

Songa Offshore SE (a)	22,000	72			382

U-Ming Marine Transport Corp	107,000	208

			TOTAL PREFERRED STOCKS		$ 2,187

		472

				Principal
Transport - Rail (0.76%)				Amount	Value
Ansaldo STS SpA	3,810	70		(000's)	(000's)

Construcciones y Auxiliar de Ferrocarriles SA	168	76	SHORT TERM INVESTMENTS (0.15%)
East Japan Railway Co	20,900	1,258	Commercial Paper (0.15%)
MTR Corp	283,500	847	Investment in Joint Trading Account; Federal

		2,251	Home Loan Bank Discount Notes

			0.01%, 7/ 1/2009 (e)	$ 452 $	451

Transport - Services (0.32%)
Koninklijke Vopak NV (a)	2,858	143	TOTAL SHORT TERM INVESTMENTS		$ 451

Viterra Inc (a)	91,931	798	REPURCHASE AGREEMENTS (0.36%)

		941	Diversified Banking Institutions (0.36%)

			Investment in Joint Trading Account; Bank
Transport - Truck (0.02%)			of America Repurchase Agreement; 0.05%
Hitachi Transport System Ltd	5,861	68	dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Travel Services (0.05%)			Issues; $494,000; 0.00% - 6.25%; dated
HIS Co Ltd	4,200	92	07/10/09 - 02/16/17)	$ 484 $	484
Thomas Cook Group PLC	17,868	61	Investment in Joint Trading Account; Credit

			Suisse Repurchase Agreement; 0.02%
		153	dated 06/30/09 maturing 07/01/09

Venture Capital (0.26%)			(collateralized by US Treasury Note;
3i Group PLC	195,302	781	$197,000; 0.88%; dated 03/31/11)	193	193
			Investment in Joint Trading Account;
Water (0.08%)			Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09
Cia de Saneamento Basico do Estado de Sao			(collateralized by Sovereign Agency
Paulo (a)	8,255	123	Issues; $197,000; 3.12% - 4.63%; dated
Northumbrian Water Group PLC	30,755	126	12/06/10 - 10/10/12)	194	194

		249	Investment in Joint Trading Account;

			Morgan Stanley Repurchase Agreement;
Wireless Equipment (0.30%)			0.03% dated 06/30/09 maturing 07/01/09
Nokia OYJ	60,537	887	(collateralized by Sovereign Agency

TOTAL COMMON STOCKS	$ 292,556		Issues; $197,000; 2.38% - 5.00%; dated

			02/25/11-06/25/14)	194	194

PREFERRED STOCKS (0.74%)					1,065

Commercial Banks (0.16%)
Itau Unibanco Holding SA	30,267	477	TOTAL REPURCHASE AGREEMENTS		$ 1,065

			Total Investments		$ 296,259
Diversified Minerals (0.34%)			Other Assets in Excess of Liabilities, Net - 0.10%		296

Vale SA	65,144	1,001	TOTAL NET ASSETS - 100.00%		$ 296,555

Electric - Distribution (0.05%)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	7,920	139

Investment Companies (0.06%)
Bradespar SA	14,080	183
Lereko Mobility Pty Ltd (a)	1,113	5

		188

See accompanying notes

52

     Schedule of Investments Diversified International Account

June 30, 2009 (unaudited)

(a) Non-Income Producing Security		Portfolio Summary (unaudited)

(b) Market value is determined in accordance with procedures established in		Country	Percent

good faith by the Board of Directors. At the end of the period, the value		Japan	18.93%
of these securities totaled $1,368 or 0.46% of net assets.		United Kingdom	17.09%
(c) Security is Illiquid		Switzerland	7.89%
(d) Security exempt from registration under Rule 144A of the Securities Act		France	7.34%
of 1933. These securities may be resold in transactions exempt from		Canada	6.65%
registration, normally to qualified institutional buyers. Unless otherwise		Germany	4.09%
indicated, these securities are not considered illiquid. At the end of the		Australia	3.42%
period, the value of these securities totaled $593 or 0.20% of net assets.		Spain	3.38%
(e) Rate shown is the discount rate.		Italy	3.08%
		Netherlands	2.98%
		Hong Kong	2.47%
Unrealized Appreciation (Depreciation)		Singapore	2.43%
The net federal income tax unrealized appreciation (depreciation) and federal tax cost		China	2.35%
of investments held by the account as of the period end were as follows:		Brazil	2.05%
		Korea, Republic Of	2.03%
Unrealized Appreciation	$ 27,614	Taiwan, Province Of China	1.52%
		Belgium	1.46%
Unrealized Depreciation	(48,088)	India	1.08%

Net Unrealized Appreciation (Depreciation)	(20,474)	Russian Federation	0.95%
Cost for federal income tax purposes	316,733	Sweden	0.81%
All dollar amounts are shown in thousands (000's)		Denmark	0.80%
		United States	0.76%
		Greece	0.76%
		South Africa	0.68%
		Finland	0.61%
		Luxembourg	0.54%
		Norway	0.49%
		Ireland	0.47%
		Indonesia	0.47%
		Mexico	0.45%
		Papua New Guinea	0.42%
		Israel	0.23%
		Turkey	0.23%
		Poland	0.17%
		Malaysia	0.17%
		Thailand	0.16%
		Bermuda	0.12%
		Czech Republic	0.12%
		Hungary	0.10%
		Chile	0.07%
		Portugal	0.04%
		Philippines	0.04%
		Other Assets in Excess of Liabilities, Net	0.10%

		TOTAL NET ASSETS	100.00%

See accompanying notes

53

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.52%)			COMMON STOCKS (continued)
Aerospace & Defense (0.51%)			Diversified Banking Institutions (0.36%)
Raytheon Co	39,800 $	1,768	JP Morgan Chase & Co	37,000 $	1,262

Apparel Manufacturers (1.01%)			Diversified Manufacturing Operations (4.58%)
VF Corp	63,300	3,504	3M Co	46,200	2,776
			General Electric Co	181,200	2,124
Applications Software (2.07%)			Honeywell International Inc	79,600	2,499
Microsoft Corp	302,000	7,179	Parker Hannifin Corp	99,200	4,262
			Siemens AG ADR	60,500	4,186

Auto - Car & Light Trucks (0.91%)
					15,847

Daimler AG	86,822	3,149
			Diversified Minerals (1.28%)
Auto - Medium & Heavy Duty Trucks (0.64%)			BHP Billiton Ltd ADR	56,100	3,070
Paccar Inc	68,300	2,220	Vale SA ADR	76,400	1,347

					4,417

Auto/Truck Parts & Equipment - Original (0.42%)
Johnson Controls Inc	67,600	1,468	Electric - Integrated (6.12%)
			FPL Group Inc	154,000	8,757
Beverages - Non-Alcoholic (1.49%)			Progress Energy Inc	189,400	7,165
Coca-Cola Co/The	107,500	5,159	Xcel Energy Inc	285,500	5,256

					21,178

Beverages - Wine & Spirits (0.34%)
Diageo PLC ADR	20,400	1,168	Electric Products - Miscellaneous (1.15%)
			Emerson Electric Co	122,790	3,978
Brewery (0.44%)
Molson Coors Brewing Co	36,100	1,528	Electronic Components - Semiconductors (3.40%)
			Intel Corp	574,400	9,506
Cellular Telecommunications (0.95%)			Microchip Technology Inc	100,300	2,262

Vodafone Group PLC ADR	169,400	3,302			11,768

			Enterprise Software & Services (0.38%)
Chemicals - Diversified (0.61%)			Oracle Corp	60,800	1,302
EI Du Pont de Nemours & Co	64,500	1,652
Sociedad Quimica y Minera de Chile SA			Fiduciary Banks (3.85%)
ADR	12,700	460	Bank of New York Mellon Corp/The	306,875	8,995

		2,112	Northern Trust Corp	80,800	4,337

Commercial Banks (0.71%)					13,332

Bank of Nova Scotia	65,100	2,441	Food - Miscellaneous/Diversified (1.83%)
Commercial Services - Finance (0.61%)			Kraft Foods Inc	250,076	6,337
Automatic Data Processing Inc	59,300	2,102	Food - Retail (0.63%)
Computers (1.14%)			Safeway Inc	107,700	2,194
Hewlett-Packard Co	102,000	3,942	Food - Wholesale & Distribution (0.79%)
Consumer Products - Miscellaneous (0.54%)			Sysco Corp	122,100	2,745
Clorox Co	33,500	1,870	Forestry (0.39%)
Cosmetics & Toiletries (0.68%)			Weyerhaeuser Co	44,900	1,366
Procter & Gamble Co	46,100	2,356	Gas - Distribution (1.94%)
Distribution & Wholesale (1.31%)			Sempra Energy	135,300	6,715
Genuine Parts Co	135,094	4,534	Gold Mining (0.30%)
			Newmont Mining Corp	25,200	1,030

See accompanying notes

54

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.55%)			Oil Company - Integrated (continued)
Air Products & Chemicals Inc	29,200 $	1,886	Total SA ADR	17,900 $	971

					8,214

Investment Management & Advisory Services (1.48%)
AllianceBernstein Holding LP	60,056	1,206	Oil Refining & Marketing (0.44%)
Franklin Resources Inc	54,200	3,903	Valero Energy Corp	90,100	1,522

		5,109	Pipelines (2.27%)

Life & Health Insurance (0.38%)			Enterprise Products Partners LP	130,131	3,245
Unum Group	83,000	1,316	Kinder Morgan Energy Partners LP	46,609	2,383
			Spectra Energy Corp	131,400	2,223

Machinery - Farm (1.47%)					7,851

Deere & Co	127,100	5,078
			Regional Banks (0.78%)
Medical - Drugs (8.27%)			PNC Financial Services Group Inc	24,800	963
Abbott Laboratories	159,600	7,508	US Bancorp	97,100	1,740

Bristol-Myers Squibb Co	345,100	7,009			2,703

Merck & Co Inc/NJ	122,100	3,414	REITS - Diversified (0.25%)
Novartis AG ADR	40,600	1,656	Vornado Realty Trust	19,277	868
Schering-Plough Corp	117,300	2,946
Wyeth	133,700	6,069	REITS - Healthcare (2.06%)

		28,602	HCP Inc	166,200	3,522

			Health Care REIT Inc	106,200	3,621

Medical - Generic Drugs (1.53%)
Teva Pharmaceutical Industries Ltd ADR	107,300	5,294			7,143

			REITS - Mortgage (1.45%)
Medical Instruments (0.39%)			Annaly Capital Management Inc	330,400	5,002
Medtronic Inc	39,000	1,361
			REITS - Shopping Centers (0.63%)
Medical Products (1.66%)			Kimco Realty Corp	215,300	2,164
Becton Dickinson and Co	28,400	2,025
Johnson & Johnson	65,600	3,726	REITS - Warehouse & Industrial (0.26%)

		5,751	AMB Property Corp	47,700	897

Metal - Aluminum (0.38%)			Retail - Discount (3.10%)
Alcoa Inc	127,800	1,320	Costco Wholesale Corp	52,300	2,390
			Wal-Mart Stores Inc	172,300	8,346

Multi-Line Insurance (4.58%)

ACE Ltd	203,000	8,979			10,736

Allstate Corp/The	142,244	3,471	Retail - Drug Store (0.51%)
MetLife Inc	112,800	3,385	CVS Caremark Corp	54,900	1,750

		15,835

			Retail - Restaurants (1.68%)
Multimedia (0.83%)			McDonald's Corp	101,100	5,812
Walt Disney Co/The	122,900	2,867
			Savings & Loans - Thrifts (0.81%)
Oil Company - Exploration & Production (2.26%)			Hudson City Bancorp Inc	210,600	2,799
Enerplus Resources Fund	126,500	2,719
Penn West Energy Trust	269,900	3,436	Semiconductor Component - Integrated Circuits (1.10%)
XTO Energy Inc	44,000	1,678	Taiwan Semiconductor Manufacturing Co

		7,833	Ltd ADR	405,821	3,819

Oil Company - Integrated (2.37%)			Telecommunication Services (0.87%)
Chevron Corp	59,084	3,914	BCE Inc	145,200	3,000
Marathon Oil Corp	110,500	3,329

See accompanying notes

55

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (1.69%)
Telephone - Integrated (5.32%)			Commercial Paper (1.69%)
AT&T Inc	334,000 $	8,297	Investment in Joint Trading Account; Federal
Verizon Communications Inc	277,400	8,524	Home Loan Bank Discount Notes
Windstream Corp	190,507	1,593	0.01%, 7/ 1/2009 (a)	$ 5,855 $	5,855

		18,414	TOTAL SHORT TERM INVESTMENTS		$ 5,855

Television (1.08%)			REPURCHASE AGREEMENTS (3.99%)
CBS Corp	540,975	3,744	Diversified Banking Institutions (3.99%)
			Investment in Joint Trading Account; Bank
Toys (2.01%)			of America Repurchase Agreement; 0.05%
			dated 06/30/09 maturing 07/01/09
Mattel Inc	433,630	6,960	(collateralized by Sovereign Agency
			Issues; $6,398,000; 0.00% - 6.25%; dated
Transport - Rail (3.02%)			07/10/09 - 02/16/17)	$ 6,273 $	6,273
Norfolk Southern Corp	93,300	3,515	Investment in Joint Trading Account; Credit
Union Pacific Corp	133,200	6,934	Suisse Repurchase Agreement; 0.02%

		10,449	dated 06/30/09 maturing 07/01/09

			(collateralized by US Treasury Note;
Wireless Equipment (0.35%)			$2,559,000; 0.88%; dated 03/31/11)	2,510	2,510
Nokia OYJ ADR	82,100	1,197	Investment in Joint Trading Account;

TOTAL COMMON STOCKS	$ 330,569		Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09

PREFERRED STOCKS (0.09%)			(collateralized by Sovereign Agency
Regional Banks (0.04%)			Issues; $2,559,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	2,509	2,509
National City Capital Trust III	6,700	126
			Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Special Purpose Entity (0.05%)			0.03% dated 06/30/09 maturing 07/01/09
National City Capital Trust IV	8,400	186	(collateralized by Sovereign Agency

TOTAL PREFERRED STOCKS	$ 312		Issues; $2,559,000; 2.38% - 5.00%; dated

			02/25/11-06/25/14)	2,509	2,509

	Principal				13,801
	Amount	Value

	(000's)	(000's)	TOTAL REPURCHASE AGREEMENTS		$ 13,801

BONDS (0.43%)			Total Investments		$ 352,045
Medical - HMO (0.14%)			Liabilities in Excess of Other Assets, Net - (1.73)%		(5,981)

Aetna Inc			TOTAL NET ASSETS - 100.00%		$ 346,064

7.88%, 3/ 1/2011	$ 450	480

Telecommunication Services (0.29%)			(a) Rate shown is the discount rate.
Telus Corp
8.00%, 6/ 1/2011	925	993

			Unrealized Appreciation (Depreciation)
TOTAL BONDS	$ 1,473		The net federal income tax unrealized appreciation (depreciation) and federal tax cost

U.S. GOVERNMENT & GOVERNMENT AGENCY			of investments held by the account as of the period end were as follows:
OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation			Unrealized Appreciation		$ 23,177
(FHLMC) (0.01%)			Unrealized Depreciation		(61,204)

6.50%, 9/ 1/2030	24	25	Net Unrealized Appreciation (Depreciation)		(38,027)
7.00%, 9/ 1/2030	9	10	Cost for federal income tax purposes		390,072

		35	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 35

See accompanying notes

56

Schedule of Investments Equity Income Account June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	21.67%
Consumer, Non-cyclical	19.34%
Consumer, Cyclical	11.60%
Industrial	10.73%
Communications	9.68%
Technology	8.09%
Utilities	8.06%
Energy	7.35%
Basic Materials	3.51%
Mortgage Securities	1.70%
Liabilities in Excess of Other Assets, Net	(1.73%)

TOTAL NET ASSETS	100.00%

See accompanying notes

57

Schedule of Investments Income Account June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (0.03%)			BONDS (continued)
Finance - Investment Banker & Broker (0.00%)			Cruise Lines (continued)
Lehman Brothers Holdings Inc (a)	33,675 $	1	Royal Caribbean Cruises Ltd
			8.75%, 2/ 2/2011	$ 1,000 $	955
Finance - Mortgage Loan/Banker (0.03%)			6.88%, 12/ 1/2013	850	710

Freddie Mac 8.38%; Series Z (a)	40,000	49			3,015

TOTAL PREFERRED STOCKS	$ 50		Diversified Banking Institutions (6.25%)

	Principal		Bank of America Corp
	Amount	Value	5.42%, 3/15/2017	800	665
	(000's)	(000's)	8.00%, 12/29/2049 (e)	1,000	835

BONDS (65.23%)			8.13%, 12/29/2049 (e)	1,000	835
Aerospace & Defense (0.65%)			Citigroup Inc
Boeing Co/The			6.50%, 1/18/2011	2,525	2,564
8.75%, 8/15/2021	$ 850	1,085	Goldman Sachs Group Inc/The
			6.88%, 1/15/2011	2,100	2,220
Airlines (0.98%)			JP Morgan Chase & Co
Southwest Airlines Co 1994-A Pass Through			5.13%, 9/15/2014	850	846
Trust			7.90%, 4/29/2049 (e)	1,000	875
9.15%, 7/ 1/2016 (b)	1,675	1,641	Morgan Stanley
			4.75%, 4/ 1/2014	850	803
Auto - Medium & Heavy Duty Trucks (0.46%)			6.25%, 8/ 9/2026	850	792

New Flyer Industries Ltd
14.00%, 8/19/2020 (b)(c)(d)	908	773			10,435

			Electric - Integrated (10.32%)
Cable/Satellite TV (3.26%)			Exelon Generation Co LLC
Comcast Cable Communications Inc			6.20%, 10/ 1/2017	2,000	1,991
7.13%, 6/15/2013	1,275	1,402	Florida Power Corp
Comcast Cable Holdings LLC			6.35%, 9/15/2037	1,500	1,655
7.88%, 8/ 1/2013	425	484	Metropolitan Edison Co
COX Communications Inc			4.95%, 3/15/2013	850	834
7.88%, 8/15/2009	2,100	2,113	Mirant Americas Generation LLC
Time Warner Cable Inc			8.50%, 10/ 1/2021	2,000	1,580
6.55%, 5/ 1/2037	1,500	1,438	Nisource Finance Corp

		5,437	5.25%, 9/15/2017	2,000	1,715

Casino Hotels (0.97%)			Ohio Edison Co
MGM Mirage			5.45%, 5/ 1/2015	850	837
13.00%, 11/15/2013 (d)	1,000	1,095	Oncor Electric Delivery Co
11.13%, 11/15/2017 (d)	500	530	7.00%, 9/ 1/2022	1,675	1,769

			Pacific Gas & Electric Co
		1,625	4.20%, 3/ 1/2011	1,900	1,961

Casino Services (0.60%)			Pacificorp
OED Corp/Diamond Jo LLC			4.95%, 8/15/2014	775	816
8.75%, 4/15/2012	1,125	1,007	5.25%, 6/15/2035	850	808
			PPL Energy Supply LLC
Commercial Services (0.50%)			5.70%, 10/15/2035	2,000	2,018
Ceridian Corp			Southwestern Electric Power Co
11.25%, 11/15/2015 (e)	1,000	836	5.38%, 4/15/2015	1,275	1,247

					17,231

Containers - Paper & Plastic (0.59%)
Sealed Air Corp			Finance - Investment Banker & Broker (1.35%)
7.88%, 6/15/2017 (d)	1,000	991	Jefferies Group Inc
			7.75%, 3/15/2012	1,275	1,273
Cruise Lines (1.81%)			6.25%, 1/15/2036	1,425	983

Carnival Corp					2,256

7.20%, 10/ 1/2023	1,475	1,350

See accompanying notes

58

Schedule of Investments Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Leasing Company (0.07%)			Multimedia (continued)
DVI Inc			News America Inc
0.00%, 2/ 1/2004 (a)(b)(c)	$ 900 $	82	6.40%, 12/15/2035	$ 1,000 $	875

0.00%, 2/ 1/2004 (a)(b)(c)	400	36			2,210

		118	Non-Hazardous Waste Disposal (1.81%)

Food - Retail (1.27%)			Allied Waste North America Inc
Safeway Inc			7.25%, 3/15/2015	1,675	1,700
7.50%, 9/15/2009	2,100	2,121	Waste Management Inc
			7.38%, 8/ 1/2010	1,275	1,329

Forestry (0.20%)					3,029

Weyerhaeuser Co
7.38%, 3/15/2032	425	339	Oil Company - Exploration & Production (1.46%)
			OPTI Canada Inc
Gas - Distribution (0.90%)			7.88%, 12/15/2014	1,675	1,085
Sempra Energy			XTO Energy Inc
6.15%, 6/15/2018	1,500	1,508	6.25%, 4/15/2013	1,275	1,351

					2,436

Medical - Drugs (0.55%)			Oil Company - Integrated (1.26%)
Elan Finance PLC/Elan Finance Corp			Petro-Canada
7.75%, 11/15/2011	1,000	925	4.00%, 7/15/2013	850	825
			9.25%, 10/15/2021	1,075	1,285

Medical - Hospitals (2.43%)
					2,110

HCA Inc
8.75%, 9/ 1/2010	331	332	Oil Refining & Marketing (0.57%)
7.50%, 11/ 6/2033	250	143	Tesoro Corp
HCA Inc/DE			6.25%, 11/ 1/2012	1,000	950
9.25%, 11/15/2016	1,000	985
Tenet Healthcare Corp			Physical Therapy & Rehabilitation Centers (0.90%)
9.00%, 5/ 1/2015 (d)	1,262	1,271	Healthsouth Corp
10.00%, 5/ 1/2018 (d)	1,262	1,325	10.75%, 6/15/2016	1,500	1,507

		4,056

			Pipelines (4.46%)
Medical - Wholesale Drug Distribution (0.54%)			ANR Pipeline Co
Cardinal Health Inc			9.63%, 11/ 1/2021	1,000	1,415
6.75%, 2/15/2011	850	895	El Paso Natural Gas Co
			7.50%, 11/15/2026	2,100	2,077
Metal - Diversified (0.89%)			Energy Maintenance Services Group LLC
Xstrata Canada Corp			11.50%, 3/ 1/2014 (b)(c)	2,000	1,520
6.00%, 10/15/2015	1,675	1,484	Enterprise Products Operating LLC
			6.38%, 2/ 1/2013	350	365
MRI - Medical Diagnostic Imaging (0.58%)			Express Pipeline LP
Alliance HealthCare Services Inc			7.39%, 12/31/2017 (d)	1,021	1,169
7.25%, 12/15/2012	1,000	970	Southern Natural Gas Co
			8.00%, 3/ 1/2032	850	899

Multi-Line Insurance (0.41%)					7,445

Farmers Insurance Exchange
6.00%, 8/ 1/2014 (d)	850	686	Publishing - Books (0.80%)
			Reed Elsevier Capital Inc
Multimedia (1.32%)			6.75%, 8/ 1/2011	1,275	1,339
Historic TW Inc
9.15%, 2/ 1/2023	250	271	Regional Banks (2.87%)
News America Holdings Inc			Bank One Corp
8.00%, 10/17/2016	1,000	1,064	10.00%, 8/15/2010	325	346

See accompanying notes

59

Schedule of Investments Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Regional Banks (continued)			Telecommunication Services (1.56%)
Nationsbank Corp/Pre-Merger with			Qwest Corp
BankAmerica			8.88%, 3/15/2012 (e)	$ 1,675 $	1,688
9.38%, 9/15/2009	$ 925 $	937	Telus Corp
Wells Fargo & Co			8.00%, 6/ 1/2011	850	912

4.63%, 4/15/2014	1,900	1,850			2,600

7.98%, 2/28/2049 (e)	2,000	1,660

		4,793	Telephone - Integrated (2.13%)

			Deutsche Telekom International Finance BV
Reinsurance (0.24%)			8.50%, 6/15/2010 (e)	3,375	3,549
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	425	395	Toys (0.53%)
			Mattel Inc
REITS - Healthcare (3.01%)			7.30%, 6/13/2011	850	881
HCP Inc
6.00%, 3/ 1/2015	1,675	1,478	Transport - Services (0.93%)
Health Care REIT Inc			Trailer Bridge Inc
6.20%, 6/ 1/2016	1,675	1,451	9.25%, 11/15/2011	2,000	1,550

Healthcare Realty Trust Inc			TOTAL BONDS	$ 108,928

8.13%, 5/ 1/2011	2,100	2,092

		5,021	SENIOR FLOATING RATE INTERESTS (1.05%)

			Special Purpose Entity (1.05%)
REITS - Office Property (1.00%)			Motor City Casino, Term Loan B
Arden Realty LP			8.50%, 7/21/2012 (e)	2,113	1,754

5.20%, 9/ 1/2011	850	869	TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,754

5.25%, 3/ 1/2015	850	805

		1,674	CONVERTIBLE BONDS (2.35%)

			Containers - Paper & Plastic (0.76%)
REITS - Regional Malls (1.36%)			Sealed Air Corp
Simon Property Group LP			3.00%, 6/30/2033 (d)(e)	1,275	1,277
10.35%, 4/ 1/2019	2,000	2,272
			Medical Products (0.76%)
REITS - Shopping Centers (0.46%)			China Medical Technologies Inc
Developers Diversified Realty Corp			4.00%, 8/15/2013	2,000	1,267
4.63%, 8/ 1/2010	850	769
			Pharmacy Services (0.83%)
Retail - Automobile (0.50%)			Omnicare Inc
Asbury Automotive Group Inc			3.25%, 12/15/2035	2,000	1,385

8.00%, 3/15/2014	1,000	830	TOTAL CONVERTIBLE BONDS	$ 3,929

Retail - Regional Department Store (0.70%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Neiman Marcus Group Inc/The			OBLIGATIONS (27.26%)
10.38%, 10/15/2015	2,000	1,170	Federal Home Loan Mortgage Corporation
			(FHLMC) (12.28%)
Special Purpose Entity (1.47%)			5.50%, 11/ 1/2017	316	333
CCM Merger Inc			5.50%, 1/ 1/2018	213	225
8.00%, 8/ 1/2013 (d)	1,675	1,156	5.00%, 8/ 1/2019	1,957	2,041
CDX North America High Yield			9.00%, 1/ 1/2025	9	10
7.63%, 6/29/2012 (d)	1,491	1,297	6.50%, 6/ 1/2029	80	86

		2,453	6.50%, 8/ 1/2029	91	98

Telecommunication Equipment - Fiber Optics (0.31%)			6.00%, 3/ 1/2031	122	128
Corning Inc			5.50%, 5/ 1/2031	201	209
6.63%, 5/15/2019	500	511	7.00%, 1/ 1/2032	98	106
			6.00%, 5/ 1/2032	291	307
			4.50%, 8/ 1/2033	1,883	1,883
			5.50%, 6/ 1/2035	1,655	1,715

See accompanying notes

60

Schedule of Investments Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (2.44%)
OBLIGATIONS (continued)			Diversified Banking Institutions (2.44%)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account; Bank
(FHLMC) (continued)			of America Repurchase Agreement; 0.05%
5.00%, 11/ 1/2035	$ 2,391 $	2,441	dated 06/30/09 maturing 07/01/09
5.50%, 1/ 1/2036	2,150	2,226	(collateralized by Sovereign Agency
5.50%, 4/ 1/2036	1,146	1,186	Issues; $1,895,000; 0.00% - 6.25%; dated
6.00%, 6/ 1/2038	1,573	1,644	07/10/09 - 02/16/17)	$ 1,858 $	1,858
4.00%, 4/ 1/2039	2,986	2,886	Investment in Joint Trading Account; Credit
			Suisse Repurchase Agreement; 0.02%
4.50%, 5/ 1/2039	2,992	2,982	dated 06/30/09 maturing 07/01/09

		20,506	(collateralized by US Treasury Note;

			$758,000; 0.88%; dated 03/31/11)	743	743
Federal National Mortgage Association (FNMA) (5.81%)
			Investment in Joint Trading Account;
5.00%, 1/ 1/2018	613	642	Deutsche Bank Repurchase Agreement;
7.00%, 1/ 1/2030	13	15	0.08% dated 06/30/09 maturing 07/01/09
6.50%, 5/ 1/2031	65	70	(collateralized by Sovereign Agency
6.00%, 4/ 1/2032	365	384	Issues; $758,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	743	743
6.50%, 4/ 1/2032	319	343
			Investment in Joint Trading Account;
6.50%, 5/ 1/2032	151	162	Morgan Stanley Repurchase Agreement;
5.50%, 3/ 1/2033	661	686	0.03% dated 06/30/09 maturing 07/01/09
5.50%, 6/ 1/2033	1,839	1,906	(collateralized by Sovereign Agency
5.50%, 2/ 1/2035	2,049	2,123	Issues; $758,000; 2.38% - 5.00%; dated
			02/25/11-06/25/14)	743	743

4.00%, 3/ 1/2039	3,471	3,365			4,087

		9,696

			TOTAL REPURCHASE AGREEMENTS	$ 4,087

Government National Mortgage Association
(GNMA) (0.23%)			Total Investments	$ 166,002
9.00%, 2/15/2025	16	17	Other Assets in Excess of Liabilities, Net - 0.60%		995

7.00%, 6/20/2031	133	145	TOTAL NET ASSETS - 100.00%	$ 166,997

6.00%, 5/20/2032 (e)	221	231

		393

U.S. Treasury (8.94%)			(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
2.75%, 2/15/2019	2,000	1,873	good faith by the Board of Directors. At the end of the period, the value
3.13%, 5/15/2019	2,000	1,934	of these securities totaled $4,052 or 2.43% of net assets.
5.38%, 2/15/2031	2,000	2,296	(c) Security is Illiquid
5.00%, 5/15/2037	2,000	2,226	(d)	Security exempt from registration under Rule 144A of the Securities Act
4.50%, 5/15/2038	1,000	1,032	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
3.50%, 2/15/2039	3,000	2,594	indicated, these securities are not considered illiquid. At the end of the
4.25%, 5/15/2039	3,000	2,970	period, the value of these securities totaled $11,570 or 6.93% of net

		14,925	assets.
			(e)	Variable Rate. Rate shown is in effect at June 30, 2009.

TOTAL U.S. GOVERNMENT & GOVERNMENT			(f) Rate shown is the discount rate.
AGENCY OBLIGATIONS	$ 45,520

SHORT TERM INVESTMENTS (1.04%)			Unrealized Appreciation (Depreciation)
Commercial Paper (1.04%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Investment in Joint Trading Account; Federal			of investments held by the account as of the period end were as follows:
Home Loan Bank Discount Notes
0.01%, 7/ 1/2009 (f)	$ 1,734 $	1,734	Unrealized Appreciation	$ 5,167

TOTAL SHORT TERM INVESTMENTS	$ 1,734		Unrealized Depreciation		(9,561)

			Net Unrealized Appreciation (Depreciation)		(4,394)
			Cost for federal income tax purposes		170,396
			All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments Income Account June 30, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	21.98%
Mortgage Securities	19.36%
Utilities	11.22%
Communications	9.37%
Government	8.97%
Consumer, Non-cyclical	8.36%
Energy	7.75%
Consumer, Cyclical	6.55%
Industrial	4.75%
Basic Materials	1.09%
Other Assets in Excess of Liabilities, Net	0.60%

TOTAL NET ASSETS	100.00%

See accompanying notes

62

Schedule of Investments LargeCap Blend Account II June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.03%)			COMMON STOCKS (continued)
Advertising Agencies (0.32%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	16,300 $	515	Pepsi Bottling Group Inc	3,800 $	129
			PepsiCo Inc	35,400	1,945

Advertising Sales (0.04%)					4,152

Lamar Advertising Co (a)	3,800	58
			Broadcasting Services & Programming (0.24%)
Aerospace & Defense (1.62%)			Discovery Communications Inc - A Shares (a)	6,150	139
Boeing Co/The	11,800	502	Discovery Communications Inc - C Shares (a)	9,050	186
General Dynamics Corp	7,200	399	Scripps Networks Interactive	1,800	50

Lockheed Martin Corp	8,900	718			375

Northrop Grumman Corp	8,700	397	Building - Residential & Commercial (0.11%)
Raytheon Co	5,800	258	KB Home	3,300	45
Rockwell Collins Inc	7,200	300	Lennar Corp	13,500	131

		2,574			176

Aerospace & Defense Equipment (0.81%)			Building Products - Wood (0.14%)
Goodrich Corp	4,200	210	Masco Corp	23,600	226
United Technologies Corp	20,800	1,081

		1,291	Cable/Satellite TV (0.75%)

			Cablevision Systems Corp	13,000	252
Agricultural Chemicals (0.65%)
Monsanto Co	11,900	885	DIRECTV Group Inc/The (a)	4,900	121
Mosaic Co/The	1,100	49	Time Warner Cable Inc	25,815	818

Potash Corp of Saskatchewan Inc	1,100	102			1,191

		1,036	Casino Hotels (0.13%)

			MGM Mirage (a)	32,210	206
Agricultural Operations (0.13%)
Archer-Daniels-Midland Co	7,800	209	Casino Services (0.11%)
			International Game Technology	10,900	173
Airlines (0.11%)
Southwest Airlines Co	25,200	170	Cellular Telecommunications (0.28%)
			MetroPCS Communications Inc (a)	27,700	369
Apparel Manufacturers (0.17%)
Coach Inc	10,100	271	NII Holdings Inc (a)	4,200	80

					449

Applications Software (3.44%)			Chemicals - Diversified (0.41%)
Microsoft Corp	187,600	4,459	Dow Chemical Co/The	9,900	160
Red Hat Inc (a)	34,700	699	EI Du Pont de Nemours & Co	19,400	497

Salesforce.com Inc (a)	7,700	294			657

		5,452

			Chemicals - Specialty (0.14%)
Athletic Footwear (0.22%)			International Flavors & Fragrances Inc	2,600	85
NIKE Inc	6,800	352	Sigma-Aldrich Corp	2,800	139

					224

Audio & Video Products (0.02%)
Harman International Industries Inc	2,000	38	Coal (0.25%)
			Consol Energy Inc	9,500	323
Auto - Medium & Heavy Duty Trucks (0.14%)			Peabody Energy Corp	2,600	78

Paccar Inc	7,000	228			401

Auto/Truck Parts & Equipment - Original (0.22%)			Coatings & Paint (0.03%)
Johnson Controls Inc	16,400	356	Sherwin-Williams Co/The	800	43

Beverages - Non-Alcoholic (2.62%)			Commercial Banks (0.18%)
Coca-Cola Co/The	43,300	2,078	First Horizon National Corp	13,195	158

See accompanying notes

63

     Schedule of Investments LargeCap Blend Account II

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Dental Supplies & Equipment (0.08%)
Marshall & Ilsley Corp	25,398 $	122	DENTSPLY International Inc	4,300 $	131

		280

			Dialysis Centers (0.13%)
Commercial Services (0.04%)			DaVita Inc (a)	4,300	213
Quanta Services Inc (a)	2,600	60
			Disposable Medical Products (0.16%)
Commercial Services - Finance (0.88%)			CR Bard Inc	3,400	253
Automatic Data Processing Inc	10,000	354
H&R Block Inc	5,000	86	Distribution & Wholesale (0.07%)
Mastercard Inc	1,800	301	Fastenal Co	1,400	46
Moody's Corp	3,600	95	Genuine Parts Co	2,100	71

Paychex Inc	6,400	161			117

Visa Inc	1,200	75
			Diversified Banking Institutions (4.72%)
Western Union Co/The	19,600	322

			Bank of America Corp	172,527	2,277
		1,394

			Goldman Sachs Group Inc/The	10,500	1,548
Computer Aided Design (0.63%)			JP Morgan Chase & Co	87,188	2,974
Autodesk Inc (a)	52,200	991	Morgan Stanley	23,800	679

					7,478

Computer Services (0.42%)
Accenture Ltd	16,100	539	Diversified Manufacturing Operations (2.92%)
Computer Sciences Corp (a)	2,900	128	3M Co	17,800	1,070

		667	Danaher Corp	14,300	883

			General Electric Co	152,700	1,790
Computers (4.76%)			Honeywell International Inc	16,100	505
Apple Inc (a)	18,900	2,692	Illinois Tool Works Inc	5,600	209
Dell Inc (a)	43,600	599	Tyco International Ltd	6,800	177

Hewlett-Packard Co	44,000	1,700			4,634

IBM Corp	24,500	2,558

		7,549	E-Commerce - Products (0.74%)

			Amazon.com Inc (a)	14,100	1,180
Computers - Memory Devices (0.64%)
EMC Corp/Massachusetts (a)	40,500	531	E-Commerce - Services (0.20%)
NetApp Inc (a)	6,700	132	Expedia Inc (a)	20,800	314
SanDisk Corp (a)	23,500	345

		1,008	Electric - Generation (0.17%)

			AES Corp/The	22,900	266
Consumer Products - Miscellaneous (0.83%)
Clorox Co	7,400	413	Electric - Integrated (3.02%)
Fortune Brands Inc	4,700	163	Allegheny Energy Inc	9,100	233
Kimberly-Clark Corp	14,200	745	American Electric Power Co Inc	17,400	503

		1,321	Constellation Energy Group Inc	11,100	295

Cosmetics & Toiletries (2.57%)			Duke Energy Corp	19,500	285
Avon Products Inc	22,600	583	Edison International	3,000	94
Colgate-Palmolive Co	5,000	354	Entergy Corp	7,100	550
Procter & Gamble Co	61,399	3,137	Exelon Corp	7,400	379

		4,074	FirstEnergy Corp	9,600	372

Data Processing & Management (0.20%)			FPL Group Inc	6,900	392
Fidelity National Information Services Inc	5,500	110	Pinnacle West Capital Corp	4,600	139
Fiserv Inc (a)	4,400	201	PPL Corp	14,400	475

		311	Progress Energy Inc	5,400	204

			Public Service Enterprise Group Inc	11,900	388
			Southern Co/The	8,200	256

     Schedule of Investments LargeCap Blend Account II

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Other Services (continued)
TECO Energy Inc	18,500 $	221	NASDAQ OMX Group Inc/The (a)	4,200 $	90

		4,786			626

Electric Products - Miscellaneous (0.20%)			Food - Confectionery (0.15%)
Emerson Electric Co	9,600	311	JM Smucker Co/The	4,764	232

Electronic Components - Miscellaneous (0.35%)			Food - Miscellaneous/Diversified (0.85%)
Tyco Electronics Ltd	30,200	561	Campbell Soup Co	6,600	194
			Kellogg Co	5,000	233
Electronic Components - Semiconductors (2.00%)			Kraft Foods Inc	35,993	912

Advanced Micro Devices Inc (a)	40,900	158			1,339

Broadcom Corp (a)	3,000	74
Intel Corp	122,500	2,027	Food - Retail (0.19%)
MEMC Electronic Materials Inc (a)	5,100	91	Kroger Co/The	6,400	141
Micron Technology Inc (a)	36,100	183	SUPERVALU Inc	8,400	109
National Semiconductor Corp	7,500	94	Whole Foods Market Inc	3,100	59

Nvidia Corp (a)	16,600	188			309

Texas Instruments Inc	9,400	200	Food - Wholesale & Distribution (0.20%)
Xilinx Inc	7,600	156	Sysco Corp	13,800	310

		3,171

			Forestry (0.09%)
Electronic Measurement Instruments (0.12%)			Weyerhaeuser Co	4,700	143
Agilent Technologies Inc (a)	9,100	185
			Gas - Distribution (0.46%)
Engineering - Research & Development Services (0.26%)			Centerpoint Energy Inc	29,200	324
Fluor Corp	4,900	251	NiSource Inc	5,600	65
Foster Wheeler AG (a)	3,400	81	Sempra Energy	7,000	347

McDermott International Inc (a)	3,600	73			736

		405

			Gold Mining (0.24%)
Entertainment Software (0.12%)			Newmont Mining Corp	9,400	384
Electronic Arts Inc (a)	8,800	191
			Hazardous Waste Disposal (0.19%)
Fiduciary Banks (0.96%)			Stericycle Inc (a)	5,800	299
Bank of New York Mellon Corp/The	19,200	563
Northern Trust Corp	7,600	408	Hotels & Motels (0.33%)
State Street Corp	11,800	557	Marriott International Inc/DE	20,375	450

		1,528	Starwood Hotels & Resorts Worldwide Inc	3,600	80

Finance - Consumer Loans (0.30%)					530

SLM Corp (a)	46,900	482	Human Resources (0.12%)
			Monster Worldwide Inc (a)	2,700	32
Finance - Credit Card (0.32%)			Robert Half International Inc	6,800	160

American Express Co	21,600	502			192

Finance - Investment Banker & Broker (0.43%)			Independent Power Producer (0.29%)
Charles Schwab Corp/The	25,600	449	NRG Energy Inc (a)	18,000	467
E*Trade Financial Corp (a)	180,800	231

		680	Industrial Automation & Robots (0.12%)

			Rockwell Automation Inc/DE	5,700	183
Finance - Other Services (0.40%)
CME Group Inc	1,100	342	Industrial Gases (0.45%)
IntercontinentalExchange Inc (a)	1,700	194	Praxair Inc	10,100	718

See accompanying notes

65

Schedule of Investments
LargeCap Blend Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Scientific (0.10%)			Medical - HMO (continued)
Waters Corp (a)	3,200 $	165	WellPoint Inc (a)	15,400 $	784

					1,822

Insurance Brokers (0.45%)
Aon Corp	13,100	496	Medical - Wholesale Drug Distribution (0.34%)
Marsh & McLennan Cos Inc	10,400	209	Cardinal Health Inc	3,900	119

		705	McKesson Corp	9,700	427

					546

Internet Security (0.24%)
VeriSign Inc (a)	20,500	379	Medical Instruments (0.99%)
			Boston Scientific Corp (a)	9,700	98
Investment Management & Advisory Services (0.37%)			Intuitive Surgical Inc (a)	1,000	164
Ameriprise Financial Inc	9,820	238	Medtronic Inc	24,300	848
Franklin Resources Inc	900	65	St Jude Medical Inc (a)	11,000	452

Invesco Ltd	15,700	280			1,562

		583	Medical Products (3.08%)

Life & Health Insurance (0.61%)			Baxter International Inc	15,000	794
Aflac Inc	13,600	423	Becton Dickinson and Co	2,800	200
Lincoln National Corp	10,600	182	Covidien PLC	12,800	479
Prudential Financial Inc	9,500	354	Hospira Inc (a)	3,000	116

		959	Johnson & Johnson	53,300	3,028

			Stryker Corp	6,600	262

Machinery - Farm (0.35%)
					4,879

Deere & Co	13,700	547
			Metal - Copper (0.37%)
Medical - Biomedical/Gene (2.24%)			Freeport-McMoRan Copper & Gold Inc	11,553	579
Amgen Inc (a)	20,800	1,101
Biogen Idec Inc (a)	4,800	217	Metal Processors & Fabrication (0.08%)
Celgene Corp (a)	14,200	679	Precision Castparts Corp	1,700	124
Genzyme Corp (a)	800	45
Gilead Sciences Inc (a)	27,800	1,302	Motion Pictures & Services (0.01%)
Life Technologies Corp (a)	3,700	154	Ascent Media Corp (a)	705	19
Vertex Pharmaceuticals Inc (a)	1,400	50	Motorcycle/Motor Scooter (0.16%)

		3,548	Harley-Davidson Inc	15,700	254

Medical - Drugs (5.10%)
Abbott Laboratories	28,700	1,350	Multi-Line Insurance (0.42%)
Allergan Inc/United States	8,600	409	Assurant Inc	8,800	212
Bristol-Myers Squibb Co	40,300	819	Hartford Financial Services Group Inc	4,800	57
Cephalon Inc (a)	2,300	130	Loews Corp	6,800	186
Eli Lilly & Co	17,000	589	MetLife Inc	6,900	207

Merck & Co Inc/NJ	51,100	1,429			662

Pfizer Inc	55,800	837	Multimedia (1.21%)
Schering-Plough Corp	41,800	1,050	Liberty Media Corp - Entertainment (a)	2,000	53
Wyeth	32,500	1,475	McGraw-Hill Cos Inc/The	5,100	154

		8,088	News Corp	13,000	118

Medical - HMO (1.15%)			Time Warner Inc	33,266	838
Aetna Inc	7,500	188	Viacom Inc (a)	5,000	114
CIGNA Corp	8,300	200	Walt Disney Co/The	27,700	646

Humana Inc (a)	5,600	181			1,923

UnitedHealth Group Inc	18,800	469	Networking Products (1.22%)
			Cisco Systems Inc (a)	70,200	1,309

See accompanying notes

66

     Schedule of Investments LargeCap Blend Account II

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (continued)			Pipelines (0.45%)
Juniper Networks Inc (a)	26,200 $	618	Spectra Energy Corp	26,500 $	449

		1,927	Williams Cos Inc	17,000	265

Non-Hazardous Waste Disposal (0.77%)					714

Republic Services Inc	49,760	1,215	Property & Casualty Insurance (0.68%)
			Chubb Corp	10,000	399
Oil - Field Services (1.75%)			Travelers Cos Inc/The	16,415	673

Baker Hughes Inc	10,600	386			1,072

BJ Services Co	13,800	188
Halliburton Co	7,100	147	Quarrying (0.15%)
Schlumberger Ltd	32,700	1,770	Vulcan Materials Co	5,500	237
Smith International Inc	10,800	278	Regional Banks (2.39%)

		2,769	Fifth Third Bancorp	38,900	276

Oil & Gas Drilling (0.07%)			Keycorp	42,100	221
Diamond Offshore Drilling Inc	1,400	116	SunTrust Banks Inc	3,400	56
			US Bancorp	47,600	853
Oil Company - Exploration & Production (2.21%)			Wells Fargo & Co	98,241	2,383

Cabot Oil & Gas Corp	6,800	208			3,789

Devon Energy Corp	6,300	343
EOG Resources Inc	8,000	544	REITS - Apartments (0.17%)
Newfield Exploration Co (a)	11,300	369	Equity Residential	12,300	273
Occidental Petroleum Corp	13,100	862	REITS - Office Property (0.15%)
Range Resources Corp	3,600	149	Boston Properties Inc	5,000	238
Southwestern Energy Co (a)	8,000	311
XTO Energy Inc	18,900	721	REITS - Regional Malls (0.30%)

		3,507	Simon Property Group Inc	9,190	473

Oil Company - Integrated (7.42%)
			REITS - Shopping Centers (0.05%)
Chevron Corp	41,900	2,776
			Kimco Realty Corp	7,700	77
ConocoPhillips	18,700	786
Exxon Mobil Corp	98,500	6,886	Retail - Apparel & Shoe (0.30%)
Hess Corp	5,000	269	Gap Inc/The	28,900	474
Murphy Oil Corp	12,400	674
Suncor Energy Inc	12,000	364	Retail - Auto Parts (0.16%)

		11,755	AutoZone Inc (a)	1,700	257

Oil Field Machinery & Equipment (0.23%)			Retail - Bedding (0.35%)
FMC Technologies Inc (a)	9,500	357	Bed Bath & Beyond Inc (a)	17,800	547

Oil Refining & Marketing (0.15%)			Retail - Building Products (1.27%)
Sunoco Inc	1,500	35	Home Depot Inc	40,800	964
Valero Energy Corp	11,600	196	Lowe's Cos Inc	54,300	1,054

		231			2,018

Paper & Related Products (0.23%)			Retail - Consumer Electronics (0.05%)
International Paper Co	16,900	256	Best Buy Co Inc	2,200	74
MeadWestvaco Corp	6,700	110

		366	Retail - Discount (1.53%)

Pharmacy Services (0.68%)			Costco Wholesale Corp	3,600	165
Express Scripts Inc (a)	8,300	570	Wal-Mart Stores Inc	46,600	2,257

Medco Health Solutions Inc (a)	11,200	511			2,422

		1,081

See accompanying notes

67

Schedule of Investments
LargeCap Blend Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Drug Store (1.06%)			Toys (0.10%)
CVS Caremark Corp	37,978 $	1,211	Hasbro Inc	6,300 $	153
Walgreen Co	16,100	473

		1,684	Transport - Rail (0.92%)

			Burlington Northern Santa Fe Corp	3,300	243
Retail - Office Supplies (0.06%)			CSX Corp	7,000	242
Staples Inc	4,700	95	Norfolk Southern Corp	4,800	181
Retail - Regional Department Store (0.36%)			Union Pacific Corp	15,100	786

Kohl's Corp (a)	13,300	569			1,452

			Transport - Services (0.84%)
Retail - Restaurants (1.31%)			CH Robinson Worldwide Inc	3,600	188
McDonald's Corp	22,200	1,276	Expeditors International of Washington Inc	4,300	143
Starbucks Corp (a)	29,300	407	United Parcel Service Inc	20,000	1,000

Yum! Brands Inc	11,800	394			1,331

		2,077

			Web Portals (1.25%)
Schools (0.10%)			Google Inc (a)	4,700	1,981
Apollo Group Inc (a)	2,200	156
			Wireless Equipment (1.62%)
Semiconductor Component - Integrated Circuits (0.04%)			American Tower Corp (a)	10,560	333
Marvell Technology Group Ltd (a)	5,800	67	Crown Castle International Corp (a)	14,600	351
			Motorola Inc	42,100	279
Semiconductor Equipment (0.26%)
			Qualcomm Inc	35,500	1,604

Applied Materials Inc	25,900	284
					2,567
Kla-Tencor Corp	4,800	121

		405	TOTAL COMMON STOCKS	$ 156,943

Steel - Producers (0.38%)			SHORT TERM INVESTMENTS (0.53%)
AK Steel Holding Corp	5,500	105	Commercial Paper (0.53%)
Nucor Corp	7,700	342	Investment in Joint Trading Account; Federal
United States Steel Corp	4,500	161	Home Loan Bank Discount Notes

			0.01%, 7/ 1/2009 (b)	$ 844 $	844

		608

			TOTAL SHORT TERM INVESTMENTS	$ 844

Telecommunication Equipment - Fiber Optics (0.51%)
Corning Inc	40,800	655	REPURCHASE AGREEMENTS (1.26%)
JDS Uniphase Corp (a)	27,400	157	Diversified Banking Institutions (1.26%)

		812	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement; 0.05%
Telephone - Integrated (2.78%)			dated 06/30/09 maturing 07/01/09
AT&T Inc	142,977	3,551	(collateralized by Sovereign Agency
			Issues; $923,000; 0.00% - 6.25%; dated
Sprint Nextel Corp (a)	153,200	737	07/10/09 - 02/16/17)	$ 904 $	904
Verizon Communications Inc	4,000	123	Investment in Joint Trading Account; Credit

		4,411	Suisse Repurchase Agreement; 0.02%

			dated 06/30/09 maturing 07/01/09
Therapeutics (0.07%)			(collateralized by US Treasury Note;
Warner Chilcott Ltd (a)	7,900	104	$369,000; 0.88%; dated 03/31/11)	362	362
			Investment in Joint Trading Account;
Tobacco (1.71%)			Deutsche Bank Repurchase Agreement;
Altria Group Inc	45,000	737	0.08% dated 06/30/09 maturing 07/01/09
Philip Morris International Inc	45,300	1,976	(collateralized by Sovereign Agency

			Issues; $369,000; 3.12% - 4.63%; dated
		2,713	12/06/10 - 10/10/12)	362	362

Tools - Hand Held (0.06%)
Stanley Works/The	2,700	91

See accompanying notes

68

Schedule of Investments LargeCap Blend Account II June 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $369,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	$ 362 $	362

1,990

TOTAL REPURCHASE AGREEMENTS	$ 1,990

Total Investments	$ 159,777
Liabilities in Excess of Other Assets, Net - (0.82)%		(1,300)

TOTAL NET ASSETS - 100.00%	$ 158,477

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 9,357
Unrealized Depreciation	(48,493)

Net Unrealized Appreciation (Depreciation)	(39,136)
Cost for federal income tax purposes	198,913
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.34%
Financial	14.13%
Energy	12.53%
Technology	12.50%
Communications	11.41%
Industrial	9.84%
Consumer, Cyclical	8.44%
Utilities	3.95%
Basic Materials	3.15%
Mortgage Securities	0.53%
Liabilities in Excess of Other Assets, Net	(0.82%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.17%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; September 2009	Buy	15	$ 3,507	$ 3,433	$ (74)
All dollar amounts are shown in thousands (000's)

See accompanying notes

69

     Schedule of Investments LargeCap Growth Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.60%)			COMMON STOCKS (continued)
Agricultural Chemicals (0.71%)			Gold Mining (1.95%)
Monsanto Co	18,122 $	1,347	Newmont Mining Corp	90,000 $	3,678

Athletic Footwear (0.99%)			Instruments - Scientific (2.00%)
NIKE Inc	35,981	1,863	Thermo Fisher Scientific Inc (a)	92,600	3,775

Beverages - Non-Alcoholic (2.61%)			Medical - Biomedical/Gene (3.58%)
Hansen Natural Corp (a)	63,000	1,941	Amgen Inc (a)	71,000	3,759
PepsiCo Inc	54,000	2,968	Myriad Genetics Inc (a)	83,736	2,985

		4,909			6,744

Commercial Services - Finance (5.56%)			Medical - Drugs (0.05%)
Mastercard Inc	29,534	4,942	Myriad Pharmaceuticals Inc (a)	20,934	97
Visa Inc	88,874	5,533

		10,475	Medical - Generic Drugs (1.53%)

			Mylan Inc/PA (a)	221,000	2,884
Computers (9.47%)
Apple Inc (a)	67,022	9,546	Medical Instruments (5.68%)
Hewlett-Packard Co	84,943	3,283	Boston Scientific Corp (a)	344,000	3,488
Research In Motion Ltd (a)	70,628	5,018	Intuitive Surgical Inc (a)	16,049	2,627

		17,847	St Jude Medical Inc (a)	111,535	4,584

Cosmetics & Toiletries (0.92%)					10,699

Estee Lauder Cos Inc/The	53,000	1,731	Metal - Copper (2.15%)
			Freeport-McMoRan Copper & Gold Inc	81,000	4,059
Diversified Banking Institutions (9.19%)
Goldman Sachs Group Inc/The	33,538	4,945	Networking Products (3.59%)
JP Morgan Chase & Co	250,642	8,550	Cisco Systems Inc (a)	292,411	5,450
Morgan Stanley	134,000	3,820	Juniper Networks Inc (a)	56,000	1,322

		17,315			6,772

E-Commerce - Products (2.87%)			Oil & Gas Drilling (2.01%)
Amazon.com Inc (a)	64,600	5,404	Transocean Ltd (a)	51,000	3,789

E-Commerce - Services (2.41%)			Oil Company - Exploration & Production (1.30%)
eBay Inc (a)	109,000	1,867	Chesapeake Energy Corp	123,900	2,457
Priceline.com Inc (a)	24,000	2,677

		4,544	Regional Banks (3.32%)

			Capital One Financial Corp	83,000	1,816
Electronic Components - Semiconductors (2.50%)
Broadcom Corp (a)	190,000	4,710	PNC Financial Services Group Inc	61,128	2,373
			Wells Fargo & Co	85,000	2,062

Electronic Connectors (1.56%)					6,251

Amphenol Corp	92,800	2,936	Retail - Auto Parts (0.88%)
			AutoZone Inc (a)	11,000	1,662
Energy - Alternate Sources (1.49%)
First Solar Inc (a)	17,300	2,805	Retail - Bedding (1.32%)
			Bed Bath & Beyond Inc (a)	81,000	2,491
Entertainment Software (1.88%)
Activision Blizzard Inc (a)	279,900	3,535	Retail - Building Products (1.49%)
			Home Depot Inc	119,000	2,812
Food - Retail (0.81%)
Whole Foods Market Inc	80,000	1,518	Retail - Consumer Electronics (1.58%)
			Best Buy Co Inc	89,000	2,981
See accompanying notes

70

     Schedule of Investments LargeCap Growth Account June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Discount (0.94%)			Diversified Banking Institutions (continued)
Dollar Tree Inc (a)	42,000 $	1,768	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Regional Department Store (1.91%)			0.08% dated 06/30/09 maturing 07/01/09
Kohl's Corp (a)	84,000	3,591	(collateralized by Sovereign Agency
			Issues; $1,252,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	$ 1,228 $	1,228
Retail - Restaurants (3.20%)			Investment in Joint Trading Account;
McDonald's Corp	72,191	4,150	Morgan Stanley Repurchase Agreement;
Starbucks Corp (a)	136,000	1,889	0.03% dated 06/30/09 maturing 07/01/09

		6,039	(collateralized by Sovereign Agency

			Issues; $1,252,000; 2.38% - 5.00%; dated
Schools (1.25%)			02/25/11-06/25/14)	1,228	1,228

Apollo Group Inc (a)	33,000	2,347			6,753

Semiconductor Component - Integrated Circuits (1.72%)			TOTAL REPURCHASE AGREEMENTS	$ 6,753

Marvell Technology Group Ltd (a)	279,000	3,248	Total Investments	$ 187,870
			Other Assets in Excess of Liabilities, Net - 0.30%		568

Telephone - Integrated (1.23%)			TOTAL NET ASSETS - 100.00%	$ 188,438

Sprint Nextel Corp (a)	482,672	2,322

Transport - Rail (1.22%)			(a) Non-Income Producing Security
Union Pacific Corp	44,000	2,291	(b) Rate shown is the discount rate.

Web Portals (3.22%)			Unrealized Appreciation (Depreciation)
Google Inc (a)	14,390	6,067	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Wireless Equipment (4.51%)
Nokia OYJ ADR	123,000	1,793	Unrealized Appreciation	$ 16,510
Qualcomm Inc	148,137	6,696	Unrealized Depreciation		(22,709)

		8,489	Net Unrealized Appreciation (Depreciation)		(6,199)

TOTAL COMMON STOCKS	$ 178,252		Cost for federal income tax purposes		194,069

			All dollar amounts are shown in thousands (000's)
	Principal

	Amount	Value	Portfolio Summary (unaudited)

	(000's)	(000's)

			Sector		Percent

SHORT TERM INVESTMENTS (1.52%)
			Consumer, Non-cyclical		21.97%
Commercial Paper (1.52%)			Communications		17.83%
Investment in Joint Trading Account; Federal			Financial		16.09%
Home Loan Bank Discount Notes			Technology		15.57%
0.01%, 7/ 1/2009 (b)	$ 2,865 $	2,865	Consumer, Cyclical		12.32%

TOTAL SHORT TERM INVESTMENTS	$ 2,865		Basic Materials		4.82%

			Energy		4.80%
REPURCHASE AGREEMENTS (3.58%)			Industrial		4.78%
Diversified Banking Institutions (3.58%)			Mortgage Securities		1.52%
			Other Assets in Excess of Liabilities, Net		0.30%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.05%			TOTAL NET ASSETS		100.00%

dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $3,131,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 3,069 $	3,069
Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%
dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;
$1,252,000; 0.88%; dated 03/31/11)	1,228	1,228

See accompanying notes

71

Schedule of Investments MidCap Stock Account June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.31%)			COMMON STOCKS (continued)
Aerospace & Defense (1.64%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	65,800 $	904	Wisconsin Energy Corp	43,100 $	1,755

					4,427

Airlines (1.82%)
AMR Corp (a)	114,100	459	Electronic Components - Semiconductors (3.00%)
Continental Airlines Inc (a)	62,000	549	Microchip Technology Inc	73,650	1,661

		1,008	Electronic Parts Distribution (2.75%)

Auto - Medium & Heavy Duty Trucks (1.75%)			Arrow Electronics Inc (a)	71,600	1,521
Paccar Inc	29,700	966
			Engineering - Research & Development Services (1.69%)
Auto/Truck Parts & Equipment - Original (2.93%)			Jacobs Engineering Group Inc (a)	22,200	934
Magna International Inc	38,400	1,622
			Enterprise Software & Services (2.69%)
Chemicals - Specialty (2.99%)			BMC Software Inc (a)	43,966	1,486
Cabot Corp	45,400	571
Lubrizol Corp	22,900	1,084	Food - Dairy Products (0.70%)

		1,655	Dean Foods Co (a)	20,202	388

Coatings & Paint (2.25%)			Machinery Tools & Related Products (2.86%)
Valspar Corp	55,300	1,246	Lincoln Electric Holdings Inc	43,929	1,583

Commercial Banks (2.32%)			Medical - Generic Drugs (0.14%)
Cullen/Frost Bankers Inc	12,950	597	Mylan Inc/PA (a)	6,025	79
TCF Financial Corp	51,049	683

		1,280	Medical - Hospitals (2.52%)

			Universal Health Services Inc	28,500	1,392
Commercial Services (2.83%)
Weight Watchers International Inc	60,800	1,567	Medical - Wholesale Drug Distribution (0.54%)
			AmerisourceBergen Corp	16,900	300
Commercial Services - Finance (2.51%)
Lender Processing Services Inc	49,951	1,387	Medical Information Systems (1.92%)
			IMS Health Inc	83,502	1,060
Computers - Integrated Systems (0.69%)
Diebold Inc	14,500	382	Medical Instruments (2.36%)
			Edwards Lifesciences Corp (a)	19,200	1,306
Computers - Memory Devices (2.00%)
NetApp Inc (a)	56,000	1,104	Medical Laboratory & Testing Service (2.67%)
			Covance Inc (a)	30,000	1,476
Cosmetics & Toiletries (2.30%)
Estee Lauder Cos Inc/The	39,000	1,274	Non-Hazardous Waste Disposal (2.65%)
			Republic Services Inc	60,025	1,465
Data Processing & Management (2.16%)
Fidelity National Information Services Inc	59,753	1,193	Oil & Gas Drilling (1.82%)
			Nabors Industries Ltd (a)	64,587	1,006
Diversified Manufacturing Operations (2.39%)
Teleflex Inc	29,443	1,320	Oil Company - Exploration & Production (1.95%)
			Cimarex Energy Co	38,000	1,077
E-Commerce - Services (0.36%)
NetFlix Inc (a)	4,800	198	Oil Refining & Marketing (2.08%)
			Frontier Oil Corp	87,838	1,152
Electric - Integrated (8.01%)
DTE Energy Co	26,400	845	Property & Casualty Insurance (5.24%)
Northeast Utilities	81,900	1,827	Fidelity National Financial Inc	103,226	1,397

See accompanying notes

72

Schedule of Investments
MidCap Stock Account
June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Property & Casualty Insurance (continued)			Diversified Banking Institutions (continued)
HCC Insurance Holdings Inc	62,411 $	1,498	Investment in Joint Trading Account; Credit

		2,895	Suisse Repurchase Agreement; 0.02%

			dated 06/30/09 maturing 07/01/09
Reinsurance (1.52%)			(collateralized by US Treasury Note;
Max Capital Group Ltd	45,623	842	$327,000; 0.88%; dated 03/31/11)	$ 320 $	320
			Investment in Joint Trading Account;
REITS - Office Property (1.99%)			Deutsche Bank Repurchase Agreement;
Alexandria Real Estate Equities Inc	30,700	1,099	0.08% dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
			Issues; $327,000; 3.12% - 4.63%; dated
REITS - Shopping Centers (1.62%)			12/06/10 - 10/10/12)	320	320
Tanger Factory Outlet Centers	27,600	895	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Rental - Auto & Equipment (1.13%)			0.03% dated 06/30/09 maturing 07/01/09
Aaron's Inc	20,896	623	(collateralized by Sovereign Agency
			Issues; $327,000; 2.38% - 5.00%; dated
Retail - Apparel & Shoe (0.99%)			02/25/11-06/25/14)	320	320

Nordstrom Inc	27,482	547			1,761

			TOTAL REPURCHASE AGREEMENTS	$ 1,761

Retail - Jewelry (2.61%)
Tiffany & Co	56,800	1,440	Total Investments	$ 55,198
			Other Assets in Excess of Liabilities, Net - 0.15%		83

Retail - Restaurants (1.59%)			TOTAL NET ASSETS - 100.00%	$ 55,281

Chipotle Mexican Grill Inc (a)	11,000	880

Savings & Loans - Thrifts (2.17%)			(a) Non-Income Producing Security
Washington Federal Inc	92,150	1,198	(b) Rate shown is the discount rate.

Toys (2.96%)			Unrealized Appreciation (Depreciation)
Mattel Inc	101,900	1,635	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
Transport - Marine (2.20%)
Tidewater Inc	28,400	1,217	Unrealized Appreciation	$ 7,876

TOTAL COMMON STOCKS	$ 52,690		Unrealized Depreciation		(6,776)

			Net Unrealized Appreciation (Depreciation)		1,100
	Principal
			Cost for federal income tax purposes		54,098
	Amount	Value	All dollar amounts are shown in thousands (000's)
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.35%)			Portfolio Summary (unaudited)

Commercial Paper (1.35%)			Sector		Percent

Investment in Joint Trading Account; Federal
Home Loan Bank Discount Notes			Financial		18.03%
0.01%, 7/ 1/2009 (b)	$ 747 $	747	Consumer, Non-cyclical		17.71%

			Industrial		16.18%
TOTAL SHORT TERM INVESTMENTS	$ 747		Consumer, Cyclical		14.65%

			Technology		12.46%
REPURCHASE AGREEMENTS (3.19%)			Utilities		8.01%
Diversified Banking Institutions (3.19%)			Energy		5.85%
Investment in Joint Trading Account; Bank			Basic Materials		5.25%
of America Repurchase Agreement; 0.05%			Mortgage Securities		1.35%
dated 06/30/09 maturing 07/01/09			Communications		0.36%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net		0.15%

Issues; $816,000; 0.00% - 6.25%; dated			TOTAL NET ASSETS		100.00%

07/10/09 - 02/16/17)	$ 801 $	801

See accompanying notes

73

Schedule of Investments Money Market Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (91.10%)			COMMERCIAL PAPER (continued)
Agricultural Operations (0.45%)			Consumer Products - Miscellaneous (0.34%)
Cargill Inc			Kimberly Clark Corp
0.20%, 7/17/2009 (a)	$ 2,000 $	2,000	0.50%, 7/14/2009	$ 1,500 $	1,500

Beverages - Non-Alcoholic (2.48%)			Diversified Banking Institutions (5.95%)
Coca-Cola Co			Bank of America Corp
0.50%, 7/ 6/2009	2,000	2,000	0.58%, 7/ 2/2009	2,200	2,200
0.57%, 7/ 8/2009	2,000	2,000	Goldman Sachs Group
0.45%, 7/28/2009	720	720	0.20%, 7/14/2009	2,200	2,200
0.22%, 8/11/2009	2,000	1,999	0.21%, 7/17/2009	1,370	1,370
0.30%, 9/23/2009	2,300	2,298	JP Morgan Chase & Co
0.33%, 10/ 5/2009	2,000	1,998	0.35%, 7/ 6/2009	1,700	1,700

		11,015	0.50%, 7/22/2009	1,990	1,989

			0.35%, 9/29/2009	1,800	1,799
Chemicals - Diversified (2.38%)			0.40%, 10/19/2009	1,800	1,798
BASF AG			0.45%, 12/ 8/2009	1,900	1,896
0.70%, 7/13/2009	1,270	1,270
			0.40%, 12/15/2009 (a)	2,000	1,996
0.96%, 8/ 5/2009	2,100	2,098
			Societe Generale North America Inc
1.05%, 8/10/2009	2,000	1,997	0.34%, 10/ 1/2009	1,900	1,898
0.55%, 8/27/2009	1,220	1,219	0.67%, 10/ 6/2009	1,500	1,497
BASF SE			0.63%, 10/ 8/2009	1,800	1,797
0.83%, 9/25/2009 (a)	2,000	1,996
			0.56%, 10/16/2009	2,300	2,296
0.40%, 11/23/2009 (a)	2,000	1,997

			0.42%, 12/22/2009	2,000	1,996

		10,577

					26,432

Commercial Banks (9.30%)
Australia & New Zealand Banking Co			Diversified Financial Services (3.60%)
0.58%, 7/31/2009	2,000	1,999	General Electric Capital Corp
			0.60%, 7/ 1/2009	2,000	2,000
0.55%, 8/10/2009	2,300	2,299
			0.52%, 7/15/2009	2,200	2,200
0.32%, 9/ 9/2009 (a)	1,700	1,699
			Nordea North America
0.40%, 9/18/2009	2,200	2,198	0.30%, 9/ 2/2009	1,800	1,799
0.80%, 9/25/2009	2,000	1,996	Nordea North America Inc/DE
DnB NOR Bank ASA			0.30%, 8/19/2009	2,000	1,999
0.70%, 9/28/2009	1,600	1,597	Rabobank USA Financial Corp
0.50%, 10/26/2009	2,100	2,097	0.75%, 7/16/2009	2,000	1,999
0.51%, 10/27/2009	1,800	1,797	0.75%, 7/23/2009	1,200	1,200
0.50%, 10/30/2009	2,100	2,096	0.43%, 11/24/2009	2,300	2,296
0.62%, 12/10/2009	1,700	1,695	0.47%, 11/25/2009	1,330	1,327
0.55%, 12/17/2009	1,900	1,895	0.50%, 12/ 8/2009	1,200	1,197

National Australia Funding					16,017

0.69%, 9/16/2009	2,300	2,297
0.99%, 10/ 9/2009	1,270	1,267	Diversified Manufacturing Operations (0.39%)
0.98%, 10/13/2009 (a)	2,000	1,994	Danaher Corp
			0.19%, 7/31/2009	1,720	1,720
0.92%, 10/23/2009	1,800	1,795
0.44%, 11/ 3/2009	2,200	2,197	Electric - Integrated (6.04%)
Westpac Banking Corp			E. ON AG
0.80%, 8/ 3/2009	2,100	2,098	1.05%, 7/ 7/2009	2,100	2,099
0.63%, 8/ 6/2009	2,000	1,999	1.05%, 7/15/2009	2,000	1,999
0.62%, 8/11/2009	2,000	1,999	1.05%, 7/20/2009	2,000	1,999
0.62%, 8/17/2009	2,000	1,998	0.70%, 8/26/2009	1,500	1,498
0.36%, 9/21/2009	2,300	2,298	0.67%, 9/14/2009 (a)	1,600	1,598

		41,310	0.67%, 10/ 2/2009 (a)	1,900	1,897

See accompanying notes

74

Schedule of Investments Money Market Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
GDF Suez			(continued)
0.32%, 8/17/2009 (a)	$ 2,100 $	2,099	BNP Paribas Finance Inc (continued)
0.32%, 8/21/2009 (a)	2,000	1,999	0.96%, 8/ 4/2009	$ 2,000 $	1,998
0.28%, 8/28/2009	2,400	2,399	0.92%, 8/10/2009	2,000	1,998
0.30%, 8/28/2009 (a)	2,200	2,199	0.82%, 11/ 2/2009	2,000	1,995
0.28%, 9/ 1/2009 (a)	2,000	1,999	ING U.S. Funding
			0.42%, 7/27/2009	2,470	2,469
Southern Co Funding Corp
0.25%, 7/23/2009 (a)	2,040	2,040	0.65%, 7/27/2009	2,300	2,299
0.20%, 7/29/2009 (a)	1,600	1,600	0.80%, 8/18/2009	2,000	1,998
0.23%, 8/ 4/2009 (a)	1,400	1,400	0.80%, 8/31/2009	2,000	1,997

		26,825	0.73%, 9/11/2009	2,000	1,997

					18,951

Electric Products - Miscellaneous (0.36%)
Emerson Electric Co			Finance - Leasing Company (0.90%)
0.20%, 7/16/2009	1,620	1,620	River Fuel Funding
			0.60%, 7/15/2009	2,000	2,000
Finance - Auto Loans (7.28%)			0.60%, 7/31/2009	2,000	1,999

American Honda Finance Corp					3,999

0.75%, 7/ 6/2009	2,000	2,000	Finance - Mortgage Loan/Banker (6.51%)
0.82%, 7/10/2009	1,500	1,500	Fannie Mae Discount Notes
0.60%, 7/29/2009	2,000	1,999	0.59%, 9/21/2009	2,200	2,197
0.60%, 7/30/2009	2,000	1,999	0.75%, 11/ 2/2009	2,000	1,995
0.45%, 8/12/2009	2,100	2,099	0.66%, 11/ 9/2009	2,100	2,095
0.53%, 8/14/2009	2,000	1,999	Federal Home Loan Bank Discount Notes
Paccar Financial			0.40%, 7/13/2009	1,598	1,598
0.35%, 7/23/2009	2,300	2,300	0.45%, 7/21/2009	2,000	2,000
0.35%, 8/ 4/2009	2,300	2,299	0.61%, 9/ 9/2009	2,000	1,998
0.25%, 8/13/2009	1,700	1,699	0.60%, 9/18/2009	2,000	1,997
0.32%, 8/14/2009	2,000	1,999	0.22%, 9/29/2009	2,200	2,199
0.34%, 8/18/2009	1,200	1,199	0.41%, 1/ 5/2010	1,740	1,736
Toyota Motor Credit Corp			Freddie Mac Discount Notes
0.30%, 7/13/2009	2,300	2,300	0.47%, 7/20/2009	2,000	2,000
0.40%, 7/24/2009	2,000	1,999	0.53%, 7/27/2009	2,000	1,999
0.35%, 8/ 3/2009	1,340	1,340	0.61%, 9/10/2009	2,100	2,097
0.40%, 8/ 4/2009	2,000	1,999	0.59%, 9/15/2009	1,250	1,248
0.40%, 8/12/2009	2,300	2,299	0.63%, 10/13/2009	2,000	1,996
0.35%, 9/10/2009	1,300	1,299	0.52%, 12/ 7/2009	1,760	1,756

		32,328			28,911

Finance - Commercial (0.46%)			Finance - Other Services (2.34%)
Caterpillar Financial Services Corp			Private Export Funding
0.60%, 11/12/2009	2,040	2,035	0.52%, 7/ 9/2009	2,300	2,300
			0.52%, 7/17/2009	2,000	2,000
Finance - Credit Card (0.93%)			0.45%, 7/30/2009	2,000	1,999
American Express Credit
0.38%, 7/ 8/2009	630	630	0.42%, 8/ 7/2009	2,000	1,999
0.48%, 8/ 7/2009	2,300	2,299	0.40%, 12/14/2009	2,100	2,096

0.49%, 8/19/2009	1,210	1,209			10,394

		4,138	Food - Miscellaneous/Diversified (0.97%)

Finance - Investment Banker & Broker (4.27%)			Unilever Capital
			0.22%, 9/ 9/2009	2,200	2,199
BNP Paribas Finance Inc
0.71%, 7/ 9/2009	2,200	2,200

See accompanying notes

75

Schedule of Investments Money Market Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Food - Miscellaneous/Diversified (continued)			Special Purpose Entity (continued)
Unilever Capital (continued)			Calyon North America Inc (continued)
0.22%, 9/15/2009	$ 2,100 $	2,099	0.40%, 11/27/2009	$ 2,000 $	1,997

		4,298	CBA Delaware Finance Inc

			0.30%, 8/31/2009	1,800	1,799
Medical - Drugs (1.95%)
			0.32%, 9/ 4/2009	2,200	2,199
Pfizer Inc
0.32%, 11/ 3/2009 (a)	2,120	2,118	0.34%, 9/11/2009	1,890	1,889
0.36%, 12/ 8/2009 (a)	2,070	2,067	0.67%, 9/11/2009	1,400	1,399
Pfizer Investment Capital			Charta LLC
0.50%, 2/10/2010	2,200	2,193	0.60%, 7/ 7/2009	2,300	2,300
0.47%, 2/17/2010	2,275	2,268	0.33%, 8/20/2009 (a)	2,100	2,099

		8,646	0.38%, 9/15/2009 (a)	2,000	1,998

			0.37%, 9/22/2009 (a)	2,000	1,998
Oil Company - Integrated (4.62%)			0.38%, 9/24/2009 (a)	2,000	1,998
BP Capital Markets PLC			CRC Funding LLC
0.52%, 7/17/2009 (a)	1,700	1,699	0.80%, 7/ 9/2009	2,000	2,000
0.52%, 7/23/2009	1,955	1,954	0.85%, 7/28/2009	2,000	1,999
0.59%, 9/ 8/2009	1,650	1,648	0.50%, 8/11/2009	1,900	1,899
0.45%, 10/15/2009	2,290	2,287	0.34%, 8/24/2009	2,000	1,999
Chevron Corp			0.38%, 9/23/2009 (a)	2,200	2,198
0.22%, 7/21/2009	1,290	1,290
			Danske Corp
0.22%, 7/28/2009	1,820	1,820	0.40%, 8/ 7/2009	2,100	2,099
0.24%, 7/30/2009	2,000	2,000	0.40%, 8/20/2009	2,000	1,999
ConocoPhilipps			0.38%, 8/31/2009	2,300	2,298
0.37%, 7/ 1/2009	2,500	2,500
			0.34%, 9/ 3/2009 (a)	1,500	1,499
0.24%, 7/ 8/2009	1,690	1,690
			0.55%, 9/ 4/2009	2,000	1,998
Total Capital SA
0.24%, 9/24/2009 (a)	2,000	1,999	0.35%, 9/17/2009	1,300	1,299
0.24%, 9/30/2009 (a)	1,630	1,629	Gemini Securitization Corp

			0.60%, 7/ 2/2009	2,000	2,000
		20,516

			0.60%, 7/ 8/2009	2,000	2,000
Publicly Traded Investment Fund (3.33%)			0.55%, 7/14/2009	2,000	1,999
Columbia Funds Series Trust - Columbia			0.55%, 7/24/2009	2,130	2,129
Money Market Reserves
0.31%, 12/31/2009	5,260	5,260	0.27%, 7/28/2009 (a)	1,180	1,180
FFI Government Fund			0.52%, 7/29/2009	1,600	1,599
0.18%, 12/31/2009	3,910	3,910	Park Avenue Receivables Corp
JP Morgan Prime Money Market Fund			0.45%, 7/ 1/2009	2,190	2,190
0.42%, 12/31/2009	5,640	5,640	0.25%, 7/ 7/2009 (a)	2,300	2,300

		14,810	0.28%, 7/22/2009 (a)	2,300	2,299

			0.37%, 8/ 5/2009	3,000	2,999
Special Purpose Entity (25.35%)			Ranger Funding Co LLC
CAFCO LLC			0.48%, 7/10/2009	1,900	1,900
0.70%, 7/10/2009	1,820	1,820
			0.73%, 7/10/2009	2,000	2,000
0.68%, 7/16/2009	1,220	1,220	0.48%, 7/24/2009	2,300	2,299
0.35%, 8/20/2009	2,000	1,999	0.53%, 8/13/2009	1,800	1,799
0.40%, 9/ 3/2009 (a)	2,100	2,098
			0.43%, 9/21/2009	2,000	1,998
0.38%, 9/11/2009 (a)	1,800	1,799	0.45%, 9/22/2009	1,300	1,299
0.38%, 9/16/2009 (a)	2,200	2,198	Sheffield Receivables Corp
Calyon North America Inc			0.55%, 7/ 1/2009	1,500	1,500
0.77%, 7/14/2009	2,000	1,999
			0.35%, 7/ 7/2009	1,500	1,500
0.70%, 8/ 3/2009	2,000	1,999	0.26%, 7/20/2009 (a)	1,180	1,180
0.77%, 9/ 4/2009	1,590	1,588	0.27%, 7/22/2009 (a)	1,850	1,850
0.98%, 11/ 5/2009	1,500	1,495
			0.42%, 8/ 6/2009	2,200	2,199

See accompanying notes		76

Schedule of Investments Money Market Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			BONDS (continued)
Special Purpose Entity (continued)			Asset Backed Securities (continued)
Sheffield Receivables Corp (continued)			John Deere Owner Trust
0.60%, 12/ 1/2009 (a)	$ 2,100 $	2,095	1.13%, 7/ 2/2010 (c)	$ 750 $	750

Yorktown Capital LLC					1,055

0.48%, 7/ 8/2009	1,250	1,250
			Automobile Sequential (0.85%)
0.28%, 7/21/2009	1,500	1,500
			BMW Vehicle Lease Trust
0.48%, 7/21/2009 (a)	2,000	1,999	0.79%, 6/15/2010	800	800
0.50%, 8/ 3/2009 (a)	1,000	999	Honda Auto Receivables Owner Trust
0.55%, 8/18/2009	1,868	1,867	1.32%, 5/17/2010 (b)	877	877
0.45%, 9/14/2009	1,500	1,498	Nissan Auto Receivables Owner Trust
0.48%, 9/17/2009	2,000	1,998	1.76%, 4/15/2010	988	988

		112,603	Volkswagen Auto Lease Trust

			1.45%, 5/17/2010 (b)	1,111	1,111

Telephone - Integrated (0.90%)
					3,776

Verizon Communications Inc
0.30%, 7/15/2009 (a)	1,800	1,800	Commercial Banks (0.22%)
0.33%, 7/16/2009 (a)	2,200	2,199	Svenska Handelsbanken AB

		3,999	1.40%, 7/ 6/2009 (a)(b)	1,000	1,000

TOTAL COMMERCIAL PAPER	$ 404,644		Diversified Financial Services (0.32%)

CERTIFICATE OF DEPOSIT (5.08%)			IBM International Group Capital LLC
Commercial Banks (2.31%)			0.88%, 8/26/2009 (a)	1,400	1,400
Citibank N.A.
1.05%, 7/ 2/2009	2,000	2,000	Life & Health Insurance (0.23%)
			Monumental Global Funding III
0.40%, 8/27/2009	2,050	2,050	1.51%, 7/16/2009 (a)(d)	1,000	1,000
State Street Bank & Trust Co
1.08%, 8/ 6/2009	2,000	2,000	Medical Laboratory & Testing Service (0.29%)
US Bank NA			Roche Holdings Inc
0.80%, 7/22/2009	2,000	2,000	1.66%, 8/25/2009 (a)(b)	1,300	1,300

0.90%, 8/24/2009	2,200	2,200	TOTAL BONDS	$ 9,531

		10,250

			TAX-EXEMPT BONDS (1.66%)
Diversified Banking Institutions (0.34%)			California (0.45%)
Bank of America Corp			California Statewide Communities
0.80%, 8/12/2009	1,500	1,500	Development Authority Fannie Mae
			0.65%, 12/15/2036	750	750
Diversified Financial Services (0.25%)			County of Sacramento CA Bayersiche
Nordea Bank			Landesbank
1.07%, 5/21/2010	1,100	1,100	1.00%, 7/ 1/2022	705	705
			Los Angeles Community College District/CA
Regional Banks (2.18%)			3.05%, 8/ 1/2009	200	200
Bank of America NA			San Jose Redevelopment Agency/CA JP
0.65%, 7/13/2009	2,000	2,000	Morgan Chase Bank
0.75%, 8/21/2009	2,000	2,000	0.42%, 8/ 1/2028	325	325

0.73%, 8/25/2009	2,000	2,000			1,980

2.35%, 8/28/2009	2,000	2,000	Colorado (0.32%)
0.82%, 9/15/2009	1,710	1,710	City of Colorado Springs CO State Street/B&T

		9,710	Co

			0.81%, 11/ 1/2027	700	700
TOTAL CERTIFICATE OF DEPOSIT	$ 22,560

			Sheridan Redevelopment Agency Citibank NA
BONDS (2.15%)			2.35%, 12/ 1/2029	700	700

Asset Backed Securities (0.24%)					1,400

CNH Equipment Trust
1.74%, 4/15/2010 (b)	305	305

See accompanying notes

77

Schedule of Investments Money Market Account June 30, 2009 (unaudited)

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
	Amount	Value		registration, normally to qualified institutional buyers. Unless otherwise

	(000's)	(000's)		indicated, these securities are not considered illiquid. At the end of the

TAX-EXEMPT BONDS (continued)				period, the value of these securities totaled $78,511 or 17.68% of net
Indiana (0.09%)			assets.
Ball State University/IN			(b) Variable Rate. Rate shown is in effect at June 30, 2009.
0.65%, 9/ 1/2031	$ 400 $	400	(c)	Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value
Iowa (0.20%)			of these securities totaled $750 or 0.17% of net assets.
			(d) Security is Illiquid
Iowa Finance Authority
0.70%, 3/ 1/2018	300	300
			Portfolio Summary (unaudited)

Iowa Finance Authority Dexia/Fannie
Mae/Ginnie Mae			Sector	Percent

0.72%, 1/ 1/2038	600	600	Financial	66.23%

		900	Government	6.74%

			Consumer, Non-cyclical	6.47%
Michigan (0.11%)			Utilities	6.04%
Calvin College JP Morgan Chase			Energy	4.62%
0.90%, 10/ 1/2037	500	500	Exchange Traded Funds	3.33%
			Basic Materials	2.38%
			Asset Backed Securities	1.09%
Minnesota (0.02%)			Communications	0.90%
St Paul Housing & Redevelopment			Industrial	0.75%
Authority/MN			Insured	0.75%
0.75%, 1/ 1/2024	100	100	Revenue	0.71%
			Tax Allocation	0.16%
New York (0.16%)			General Obligation	0.05%
New York State Housing Finance Agency			Liabilities in Excess of Other Assets, Net	(0.22%)

Fannie Mae			TOTAL NET ASSETS	100.00%

0.50%, 5/15/2033	720	720

Pennsylvania (0.17%)
Montgomery County Industrial Development
Authority/PA JP Morgan Chase
0.55%, 8/ 1/2037	750	750

Washington (0.14%)
Washington State Housing Finance
Commission/WA
0.70%, 7/ 1/2030	465	465
Washington State Housing Finance
Commission/WA Fannie Mae
0.67%, 5/15/2033	160	160

		625

TOTAL TAX-EXEMPT BONDS	$ 7,375

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.23%)
U.S. Treasury Bill (0.23%)
0.43%, 6/ 3/2010	1,010	1,006

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 1,006

Total Investments	$ 445,116
Liabilities in Excess of Other Assets, Net - (0.22)%		(961)

TOTAL NET ASSETS - 100.00%	$ 444,155

See accompanying notes

78

Schedule of Investments
Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (22.46%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Finance - Mortgage Loan/Banker (4.89%)			OBLIGATIONS (66.79%)
Federal Farm Credit Bank			Federal Home Loan Mortgage Corporation
3.70%, 5/15/2013	$ 2,500 $	2,621	(FHLMC) (32.33%)
			7.00%, 11/ 1/2012	$ 7 $	8
Federal Home Loan Banks
6.50%, 8/14/2009	2,045	2,060	6.00%, 1/ 1/2013	50	53
7.38%, 2/12/2010	2,455	2,559	7.00%, 1/ 1/2013	16	17
4.50%, 9/16/2013	1,640	1,758	6.50%, 11/ 1/2016	74	79

		8,998	6.00%, 4/ 1/2017	270	287

			6.00%, 4/ 1/2017	218	230
Mortgage Backed Securities (17.31%)			6.00%, 5/ 1/2017	252	266
Banc of America Mortgage Securities Inc			4.50%, 4/ 1/2018	574	596
4.75%, 8/25/2033	2,164	2,129	5.50%, 11/ 1/2018	728	769
5.50%, 5/25/2034	643	636	6.50%, 12/ 1/2021	209	225
Chase Mortgage Finance Corp
6.00%, 5/25/2035	1,940	1,461	6.50%, 4/ 1/2022	251	271
Citicorp Mortgage Securities Inc			6.50%, 5/ 1/2022	158	170
5.50%, 3/25/2035	1,642	1,545	6.50%, 5/ 1/2023	37	40
Countrywide Home Loan Mortgage Pass			4.00%, 6/ 1/2024	1,992	1,994
Through Trust			4.50%, 6/ 1/2024	1,992	2,035
5.00%, 11/25/2018	1,308	1,301	6.50%, 1/ 1/2028	17	19
5.25%, 5/25/2034	2,718	2,600	7.00%, 1/ 1/2028	205	226
5.75%, 12/25/2035	2,838	2,398	6.50%, 3/ 1/2029	32	35
CS First Boston Mortgage Securities Corp			6.50%, 4/ 1/2029	355	385
5.75%, 4/25/2033	1,100	1,048	8.50%, 7/ 1/2029	49	54
Fannie Mae			8.00%, 12/ 1/2030	18	19
8.70%, 12/25/2019	12	13
			7.50%, 2/ 1/2031	42	45
8.00%, 4/25/2022	105	108
			6.00%, 5/ 1/2031	127	133
5.00%, 2/25/2027	410	14
			7.00%, 6/ 1/2031	30	32
5.50%, 2/25/2032	1,542	1,603
			6.50%, 10/ 1/2031	80	86
7.00%, 4/25/2032	890	957
			7.00%, 10/ 1/2031	36	39
Fannie Mae Grantor Trust
7.30%, 5/25/2010	2,455	2,564	6.50%, 1/ 1/2032	270	290
Freddie Mac			7.00%, 4/ 1/2032	384	415
5.50%, 1/15/2033	978	1,040	6.00%, 9/ 1/2032	180	190
5.50%, 4/15/2033 (a)	1,640	1,696	5.50%, 11/ 1/2032	705	732
MASTR Alternative Loans Trust			5.00%, 2/ 1/2033	1,048	1,073
5.39%, 1/25/2020 (a)	1,178	1,028	5.50%, 4/ 1/2033	1,419	1,469
5.50%, 1/25/2020	2,595	2,276	5.00%, 6/ 1/2033	1,130	1,153
Prime Mortgage Trust			4.50%, 8/ 1/2033	508	508
4.75%, 10/25/2020 (a)	1,244	1,155	4.50%, 8/ 1/2033	599	599
Residential Funding Mortgage Securities I			5.00%, 8/ 1/2033	1,782	1,823
5.50%, 12/25/2033	2,450	2,371	5.00%, 8/ 1/2033	1,783	1,821
Structured Asset Securities Corp			5.50%, 8/ 1/2033	1,281	1,327
5.00%, 5/25/2035	1,319	1,040
			6.00%, 11/ 1/2033	605	636
Wells Fargo Mortgage Backed Securities Trust
6.00%, 4/25/2037	2,457	1,368	6.00%, 11/ 1/2033	573	602
6.00%, 12/28/2037 (a)	1,721	1,523	5.50%, 12/ 1/2033	1,648	1,709

		31,874	6.00%, 12/ 1/2033	626	656

			5.50%, 1/ 1/2034	1,177	1,220
Regional Agencies (0.26%)			5.00%, 5/ 1/2034	2,189	2,238
US Department of Housing and Urban			6.00%, 5/ 1/2034	999	1,049
Development
6.16%, 8/ 1/2011	480	482	6.00%, 5/ 1/2034	1,850	1,930

TOTAL BONDS	$ 41,354		5.00%, 5/ 1/2035	1,068	1,090

			4.50%, 6/ 1/2035	2,690	2,686

See accompanying notes		79

Schedule of Investments
Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
4.50%, 6/ 1/2035	$ 2,741 $	2,746	6.50%, 2/ 1/2033	$ 123 $	132
5.00%, 7/ 1/2035	4,855	4,957	5.50%, 5/ 1/2033	108	113
5.50%, 9/ 1/2035	2,038	2,111	5.50%, 5/ 1/2033	632	655
7.00%, 7/ 1/2036	1,674	1,803	5.50%, 6/ 1/2033	1,252	1,298
6.00%, 3/ 1/2037	2,199	2,299	5.50%, 2/ 1/2034	2,418	2,500
5.50%, 1/ 1/2038	2,723	2,815	6.00%, 2/ 1/2034	107	113
5.50%, 2/ 1/2038	3,428	3,530	5.50%, 4/ 1/2034	310	322
4.50%, 5/ 1/2039	1,998	1,991	5.00%, 6/ 1/2034	1,705	1,743
5.00%, 5/ 1/2039	2,978	3,033	5.50%, 7/ 1/2034	715	739
5.73%, 1/ 1/2037 (a)	868	906	6.50%, 7/ 1/2034	275	294

		59,520	6.50%, 7/ 1/2034	694	747

Federal National Mortgage Association (FNMA) (22.89%)			5.50%, 8/ 1/2034	681	704
6.00%, 12/ 1/2016	275	294	5.50%, 9/ 1/2034	2,179	2,253
5.50%, 1/ 1/2017	375	396	5.50%, 11/ 1/2035	2,178	2,257
6.00%, 8/ 1/2017	371	395	6.50%, 2/ 1/2036	1,414	1,506
5.50%, 12/ 1/2017	335	355	6.50%, 5/ 1/2036	1,556	1,660
5.50%, 5/ 1/2018	880	929	6.00%, 9/ 1/2036	2,247	2,357
5.00%, 6/ 1/2018	1,277	1,331	6.01%, 10/ 1/2036 (a)	1,226	1,287
5.00%, 10/ 1/2018	1,071	1,115	6.00%, 4/ 1/2037	1,827	1,913
8.00%, 5/ 1/2022	3	3	6.00%, 9/ 1/2037	2,905	3,040
8.50%, 2/ 1/2023	2	2	6.00%, 5/ 1/2038	1,774	1,856
6.50%, 9/ 1/2024	108	115	5.00%, 4/ 1/2039	3,720	3,793
8.00%, 5/ 1/2027	94	102	4.00%, 5/ 1/2039	1,992	1,931

8.00%, 9/ 1/2027	20	22			42,144

8.50%, 10/ 1/2027	69	75	Government National Mortgage Association
7.00%, 8/ 1/2028	80	87	(GNMA) (5.35%)
6.50%, 11/ 1/2028	12	13	7.50%, 1/15/2023	2	3
7.00%, 12/ 1/2028	55	60	7.50%, 1/15/2023	3	3
6.50%, 2/ 1/2029	17	18	7.50%, 1/15/2023	4	5
6.50%, 3/ 1/2029	58	62	7.50%, 2/15/2023	2	2
6.50%, 4/ 1/2029	75	81	7.50%, 2/15/2023	4	5
7.00%, 4/ 1/2029	28	31	7.50%, 2/15/2023	9	10
6.50%, 7/ 1/2029	492	531	7.50%, 3/15/2023	5	6
7.50%, 11/ 1/2029	31	34	7.50%, 3/15/2023	12	13
9.00%, 9/ 1/2030	22	24	7.50%, 4/15/2023	34	37
6.50%, 6/ 1/2031	38	41	7.50%, 6/15/2023	6	7
6.50%, 6/ 1/2031	26	28	7.50%, 6/15/2023	18	19
6.00%, 8/ 1/2031	310	327	7.50%, 6/15/2023	1	1
7.00%, 11/ 1/2031	199	218	7.50%, 6/15/2023	19	21
6.50%, 1/ 1/2032	57	62	7.50%, 7/15/2023	2	2
6.50%, 3/ 1/2032	218	234	7.50%, 9/15/2023	10	11
6.50%, 3/ 1/2032	64	69	7.50%, 9/15/2023	5	6
6.50%, 4/ 1/2032	279	300	7.50%, 10/15/2023	27	29
6.50%, 8/ 1/2032	103	110	7.50%, 10/15/2023	16	18
6.50%, 11/ 1/2032	102	110	7.50%, 11/15/2023	13	14
6.50%, 11/ 1/2032	119	128	8.00%, 7/15/2026	3	3
6.50%, 12/ 1/2032	289	311	8.00%, 8/15/2026	8	8
5.50%, 2/ 1/2033	884	918	8.00%, 1/15/2027	3	4

See accompanying notes		80

Schedule of Investments
Mortgage Securities Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Diversified Banking Institutions (continued)
Government National Mortgage Association			Investment in Joint Trading Account; Credit
(GNMA) (continued)			Suisse Repurchase Agreement; 0.02%
8.00%, 2/15/2027	$ 1 $	1	dated 06/30/09 maturing 07/01/09
8.00%, 6/15/2027	1	1	(collateralized by US Treasury Note;
7.00%, 1/15/2028	6	7	$2,556,000; 0.88%; dated 03/31/11)	$ 2,505 $	2,505
7.00%, 1/15/2028	7	7	Investment in Joint Trading Account;
7.00%, 1/15/2028	31	34	Deutsche Bank Repurchase Agreement;
			0.08% dated 06/30/09 maturing 07/01/09
7.00%, 1/15/2028	9	10	(collateralized by Sovereign Agency
7.00%, 1/15/2028	4	5	Issues; $2,556,000; 3.12% - 4.63%; dated
7.00%, 1/15/2029	42	46	12/06/10 - 10/10/12)	2,505	2,505
7.00%, 3/15/2029	23	25	Investment in Joint Trading Account;
7.75%, 12/15/2029	16	18	Morgan Stanley Repurchase Agreement;
			0.03% dated 06/30/09 maturing 07/01/09
6.50%, 7/15/2032	203	218	(collateralized by Sovereign Agency
6.00%, 8/15/2034	1,375	1,441	Issues; $2,556,000; 2.38% - 5.00%; dated
6.00%, 2/20/2029	54	57	02/25/11-06/25/14)	2,506	2,506

6.50%, 3/20/2031	69	74			13,780

6.50%, 4/20/2031	71	76	TOTAL REPURCHASE AGREEMENTS	$ 13,780

7.00%, 6/20/2031	37	40	Total Investments	$ 183,958
6.00%, 5/20/2032 (a)	258	269	Other Assets in Excess of Liabilities, Net - 0.09%		158

5.50%, 7/20/2033	1,183	1,221
6.00%, 7/20/2033	797	833	TOTAL NET ASSETS - 100.00%	$ 184,116

5.50%, 2/20/2034	999	1,031
5.50%, 3/20/2034	1,256	1,296	(a)	Variable Rate. Rate shown is in effect at June 30, 2009.
6.50%, 4/20/2034	164	174	(b) Rate shown is the discount rate.
6.00%, 6/20/2038	2,635	2,748

		9,859	Unrealized Appreciation (Depreciation)

U.S. Treasury (6.22%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the account as of the period end were as follows:
4.50%, 2/28/2011	1,640	1,738
4.00%, 2/15/2014	1,640	1,755	Unrealized Appreciation	$ 3,639
4.75%, 5/15/2014	2,865	3,159	Unrealized Depreciation		(3,198)

4.88%, 8/15/2016	820	906	Net Unrealized Appreciation (Depreciation)		441
3.75%, 11/15/2018	3,000	3,052	Cost for federal income tax purposes		183,517
4.50%, 2/15/2036	820	845	All dollar amounts are shown in thousands (000's)

		11,455

TOTAL U.S. GOVERNMENT & GOVERNMENT			Portfolio Summary (unaudited)

AGENCY OBLIGATIONS		$ 122,978	Sector		Percent

SHORT TERM INVESTMENTS (3.18%)			Mortgage Securities		81.06%
			Government		11.37%
Commercial Paper (3.18%)			Financial		7.48%
Investment in Joint Trading Account; Federal			Other Assets in Excess of Liabilities, Net		0.09%

Home Loan Bank Discount Notes			TOTAL NET ASSETS		100.00%

0.01%, 7/ 1/2009 (b)	$ 5,846 $	5,846

TOTAL SHORT TERM INVESTMENTS		$ 5,846

REPURCHASE AGREEMENTS (7.48%)
Diversified Banking Institutions (7.48%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.05%
dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $6,389,000; 0.00% - 6.25%; dated
07/10/09 - 02/16/17)	$ 6,264 $	6,264

See accompanying notes

81

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.71%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.04%)			Building - Mobile Home & Manufactured Housing (0.04%)
Ceradyne Inc (a)	1,600 $	28	Winnebago Industries	3,900 $	29

Aerospace & Defense (2.05%)			Building - Residential & Commercial (0.20%)
Boeing Co/The	23,761	1,010	KB Home	11,700	160
Northrop Grumman Corp	7,500	342
Teledyne Technologies Inc (a)	8,300	272	Building & Construction Products -

			Miscellaneous (0.59%)
		1,624	Simpson Manufacturing Co Inc	21,769	471

Agricultural Chemicals (0.33%)
Potash Corp of Saskatchewan Inc	2,805	261	Building Products - Cement & Aggregate (0.09%)
			Cemex SAB de CV ADR (a)	7,264	68
Agricultural Operations (0.34%)
Archer-Daniels-Midland Co	9,950	266	Commercial Banks (0.78%)
			City National Corp/CA	10,001	368
Airlines (0.59%)			East West Bancorp Inc	9,547	62
Alaska Air Group Inc (a)	11,850	216	SVB Financial Group (a)	1,300	36
Cathay Pacific Airways Ltd ADR (a)	37,100	251	Umpqua Holdings Corp	4,150	32

		467	Westamerica Bancorporation	2,500	124

Apparel Manufacturers (0.38%)					622

Columbia Sportswear Co	5,227	162	Commercial Services - Finance (0.36%)
True Religion Apparel Inc (a)	6,302	140	Visa Inc	4,650	289

		302

			Computer Aided Design (0.13%)
Applications Software (4.04%)			Autodesk Inc (a)	5,250	100
Actuate Corp (a)	51,780	248
Microsoft Corp	114,586	2,724	Computers (2.17%)
Quest Software Inc (a)	17,100	238	Apple Inc (a)	3,200	456

		3,210	Hewlett-Packard Co	32,750	1,266

Athletic Footwear (1.38%)					1,722

NIKE Inc	21,153	1,095	Computers - Integrated Systems (0.11%)
			Echelon Corp (a)	10,104	86
Auto - Car & Light Trucks (0.36%)
Toyota Motor Corp ADR	3,789	286	Consumer Products - Miscellaneous (2.02%)
			Clorox Co	21,120	1,179
Auto - Medium & Heavy Duty Trucks (1.55%)			Kimberly-Clark Corp	6,275	329
Paccar Inc	37,753	1,227
			WD-40 Co	3,300	96

Auto/Truck Parts & Equipment - Original (0.31%)					1,604

Johnson Controls Inc	11,500	250	Cosmetics & Toiletries (0.96%)
			Estee Lauder Cos Inc/The	2,400	78
Beverages - Non-Alcoholic (0.44%)			Procter & Gamble Co	13,400	685

Hansen Natural Corp (a)	3,475	107			763

PepsiAmericas Inc	1,400	38
PepsiCo Inc	3,739	205	Diagnostic Kits (0.01%)

		350	OraSure Technologies Inc (a)	4,213	10

Beverages - Wine & Spirits (0.06%)			Dialysis Centers (0.64%)
Brown-Forman Corp	1,057	45	DaVita Inc (a)	10,300	509

Building - Heavy Construction (0.54%)			Disposable Medical Products (0.13%)
Granite Construction Inc	12,775	425	CR Bard Inc	1,400	104

See accompanying notes

82

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (0.44%)			Food - Miscellaneous/Diversified (continued)
JP Morgan Chase & Co	10,305 $	351	Ralcorp Holdings Inc (a)	3,475 $	212

					743

Diversified Manufacturing Operations (0.21%)
General Electric Co	14,400	169	Food - Retail (1.63%)
			Dairy Farm International Holdings Ltd ADR	18,095	578
E-Commerce - Products (0.67%)			Kroger Co/The	10,615	234
Amazon.com Inc (a)	6,250	523	Safeway Inc	23,500	479

Blue Nile Inc (a)	277	12			1,291

		535	Forestry (1.52%)

Electric - Integrated (1.37%)			Plum Creek Timber Co Inc	12,000	357
Edison International	12,950	408	Weyerhaeuser Co	28,035	853

PG&E Corp	17,800	684			1,210

		1,092	Gas - Distribution (1.49%)

Electronic Components - Semiconductors (1.86%)			Northwest Natural Gas Co	1,050	47
Intel Corp	56,330	932	Sempra Energy	22,950	1,139

LSI Corp (a)	32,055	146			1,186

QLogic Corp (a)	18,800	239	Hotels & Motels (0.48%)
Supertex Inc (a)	6,543	164	Red Lion Hotels Corp (a)	79,360	381

		1,481

Electronic Design Automation (0.05%)			Human Resources (0.91%)
Mentor Graphics Corp (a)	7,400	41	AMN Healthcare Services Inc (a)	14,184	90
			Resources Connection Inc (a)	16,012	275
Electronic Forms (1.56%)			Robert Half International Inc	10,000	236
Adobe Systems Inc (a)	43,640	1,235	TrueBlue Inc (a)	14,500	122

					723

Electronic Measurement Instruments (0.89%)			Industrial Automation & Robots (0.05%)
FLIR Systems Inc (a)	2,750	62	Intermec Inc (a)	3,000	39
Itron Inc (a)	7,400	408
Trimble Navigation Ltd (a)	12,200	239	Instruments - Scientific (2.25%)

		709	Dionex Corp (a)	17,375	1,060

Engineering - Research & Development Services (1.07%)			FEI Co (a)	24,960	572
Jacobs Engineering Group Inc (a)	20,121	847	Waters Corp (a)	3,050	157

					1,789

Enterprise Software & Services (1.85%)			Internet Application Software (0.31%)
Informatica Corp (a)	14,600	251	Art Technology Group Inc (a)	65,603	249
Omnicell Inc (a)	5,020	54
Oracle Corp	42,800	917	Investment Management & Advisory Services (1.89%)
Sybase Inc (a)	8,000	250	Franklin Resources Inc	20,850	1,501

		1,472

Fiduciary Banks (0.23%)			Lasers - Systems & Components (0.11%)
Northern Trust Corp	3,450	185	Electro Scientific Industries Inc (a)	8,043	90

Finance - Investment Banker & Broker (2.41%)			Life & Health Insurance (1.03%)
Charles Schwab Corp/The	108,925	1,911	StanCorp Financial Group Inc	28,500	817

Food - Miscellaneous/Diversified (0.94%)			Machinery - Material Handling (0.11%)
Campbell Soup Co	4,700	138	Cascade Corp	5,524	87
General Mills Inc	7,010	393	Medical - Biomedical/Gene (3.25%)
			Amgen Inc (a)	14,507	768

See accompanying notes

83

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Non-Hazardous Waste Disposal (0.63%)
Dendreon Corp (a)	10,575 $	263	Waste Connections Inc (a)	19,250 $	499
Gilead Sciences Inc (a)	19,524	914
Life Technologies Corp (a)	10,796	450	Oil & Gas Drilling (0.10%)
Martek Biosciences Corp (a)	8,826	187	Nabors Industries Ltd (a)	5,250	82

		2,582

			Oil Company - Exploration & Production (6.91%)
Medical - Drugs (2.13%)			Apache Corp	13,725	990
Allergan Inc/United States	27,674	1,316	Berry Petroleum Co	22,651	421
Bristol-Myers Squibb Co	18,500	376	CNOOC Ltd ADR	1,500	184

		1,692	Devon Energy Corp	9,725	530

Medical - Generic Drugs (0.67%)			Occidental Petroleum Corp	45,950	3,024
Teva Pharmaceutical Industries Ltd ADR	2,100	103	XTO Energy Inc	8,800	336

Watson Pharmaceuticals Inc (a)	12,800	431			5,485

		534	Oil Company - Integrated (3.69%)

Medical - HMO (0.12%)			Chevron Corp	38,513	2,551
Health Net Inc (a)	6,230	97	Exxon Mobil Corp	3,975	278
			Total SA ADR	1,900	103

Medical - Nursing Homes (0.11%)					2,932

Sun Healthcare Group Inc (a)	10,733	91
			Power Converter & Supply Equipment (0.12%)
Medical - Wholesale Drug Distribution (1.34%)			Sunpower Corp - Class B (a)	3,849	92
McKesson Corp	24,175	1,064
			Property & Casualty Insurance (0.26%)
Medical Information Systems (0.12%)			Mercury General Corp	6,250	209
Quality Systems Inc	1,629	93
			Publicly Traded Investment Fund (0.03%)
Medical Instruments (1.08%)			iShares Russell 3000 Index Fund	400	22
Beckman Coulter Inc	8,598	491
			Regional Banks (2.64%)
Edwards Lifesciences Corp (a)	1,000	68	US Bancorp	7,350	132
Techne Corp	4,671	298	Wells Fargo & Co	81,125	1,968

		857			2,100

Medical Products (1.20%)			REITS - Apartments (0.20%)
Becton Dickinson and Co	2,300	164	Essex Property Trust Inc	2,500	156
Varian Medical Systems Inc (a)	22,350	785

		949	REITS - Healthcare (1.04%)

Metal Processors & Fabrication (0.81%)			HCP Inc	26,600	564
Precision Castparts Corp	8,850	646	Nationwide Health Properties Inc	10,259	264

					828

Motorcycle/Motor Scooter (0.06%)			REITS - Office Property (0.33%)
Harley-Davidson Inc	3,024	49	Alexandria Real Estate Equities Inc	7,373	264

Multimedia (1.50%)			Respiratory Products (0.44%)
Walt Disney Co/The	51,170	1,194	ResMed Inc (a)	8,600	350

Networking Products (1.76%)			Retail - Apparel & Shoe (1.33%)
Cisco Systems Inc (a)	65,100	1,214	Nordstrom Inc	36,700	730
Polycom Inc (a)	9,000	182	Ross Stores Inc	8,400	324

		1,396			1,054

See accompanying notes

84

Schedule of Investments Principal Capital Appreciation Account

June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (0.77%)			Transport - Services (1.59%)
Copart Inc (a)	17,550 $	608	Expeditors International of Washington Inc	37,898 $	1,264

Retail - Building Products (0.07%)			Transport - Truck (0.34%)
Home Depot Inc	2,400	57	Con-way Inc	7,621	269

Retail - Discount (2.27%)			Travel Services (0.29%)
Costco Wholesale Corp	39,450	1,803	Ambassadors Group Inc	16,893	233

Retail - Drug Store (0.28%)			Ultra Sound Imaging Systems (0.60%)
CVS Caremark Corp	7,023	224	SonoSite Inc (a)	23,707	476

Retail - Restaurants (1.63%)			Veterinary Diagnostics (0.78%)
Jack in the Box Inc (a)	15,836	356	VCA Antech Inc (a)	23,100	617
Starbucks Corp (a)	67,390	936

		1,292	Water (0.52%)

			California Water Service Group	11,200	413
Savings & Loans - Thrifts (1.34%)
Washington Federal Inc	81,749	1,063	Water Treatment Systems (0.10%)
			Energy Recovery Inc (a)	11,271	80
Semiconductor Component - Integrated Circuits (0.58%)
Cypress Semiconductor Corp (a)	18,850	174	Web Portals (1.46%)
Exar Corp (a)	1,000	7	Google Inc (a)	2,575	1,085
Linear Technology Corp	12,000	280	Yahoo! Inc (a)	4,900	77

		461			1,162

Semiconductor Equipment (0.69%)			Wireless Equipment (0.47%)
Applied Materials Inc	29,575	324	Qualcomm Inc	8,250	373
Kla-Tencor Corp	6,000	152
Novellus Systems Inc (a)	4,200	70	Wound, Burn & Skin Care (0.10%)

		546	Obagi Medical Products Inc (a)	11,224	82

Steel - Producers (1.95%)			TOTAL COMMON STOCKS	$ 77,602

Reliance Steel & Aluminum Co	13,000	499		Principal
Schnitzer Steel Industries Inc	19,798	1,047		Amount	Value

		1,546		(000's)	(000's)

			SHORT TERM INVESTMENTS (0.61%)
Steel Pipe & Tube (0.27%)
			Commercial Paper (0.61%)
Northwest Pipe Co (a)	6,210	216
			Investment in Joint Trading Account; Federal
			Home Loan Bank Discount Notes
Telephone - Integrated (2.93%)			0.01%, 7/ 1/2009 (b)	$ 487 $	487

AT&T Inc	43,800	1,088	TOTAL SHORT TERM INVESTMENTS	$ 487

Verizon Communications Inc	40,200	1,235

		2,323	REPURCHASE AGREEMENTS (1.44%)

			Diversified Banking Institutions (1.44%)
Toys (0.45%)			Investment in Joint Trading Account; Bank
Mattel Inc	22,100	355	of America Repurchase Agreement; 0.05%
			dated 06/30/09 maturing 07/01/09
Transport - Equipment & Leasing (0.14%)			(collateralized by Sovereign Agency
Greenbrier Cos Inc	16,000	115	Issues; $532,000; 0.00% - 6.25%; dated
			07/10/09 - 02/16/17)	$ 521 $	521
Transport - Rail (0.25%)			Investment in Joint Trading Account; Credit
Union Pacific Corp	3,850	200	Suisse Repurchase Agreement; 0.02%
			dated 06/30/09 maturing 07/01/09
			(collateralized by US Treasury Note;
			$213,000; 0.88%; dated 03/31/11)	208	208

See accompanying notes

85

Schedule of Investments Principal Capital Appreciation Account

June 30, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $213,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	$ 209 $	209
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $213,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	209	209

		1,147

TOTAL REPURCHASE AGREEMENTS	$ 1,147

Total Investments	$ 79,236
Other Assets in Excess of Liabilities, Net - 0.24%		187

TOTAL NET ASSETS - 100.00%	$ 79,423

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 18,085
Unrealized Depreciation	(5,891)

Net Unrealized Appreciation (Depreciation)	12,194
Cost for federal income tax purposes	67,042
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.26%
Financial	14.04%
Technology	13.15%
Consumer, Cyclical	12.43%
Industrial	12.25%
Energy	10.70%
Communications	9.10%
Basic Materials	3.80%
Utilities	3.39%
Mortgage Securities	0.61%
Exchange Traded Funds	0.03%
Other Assets in Excess of Liabilities, Net	0.24%

TOTAL NET ASSETS	100.00%

See accompanying notes

86

Schedule of Investments
Real Estate Securities Account
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.55%)			COMMON STOCKS (continued)
REITS - Apartments (12.75%)			REITS - Regional Malls (continued)
American Campus Communities Inc	56,135 $	1,245	Macerich Co/The	78,135 $	1,376
Apartment Investment & Management Co	300,443	2,659	Simon Property Group Inc	243,995	12,549
AvalonBay Communities Inc	36,766	2,057	Taubman Centers Inc	85,553	2,298

Equity Residential	119,165	2,649			17,026

Essex Property Trust Inc	29,735	1,850	REITS - Shopping Centers (12.04%)
Home Properties Inc	93,820	3,199	Acadia Realty Trust	109,678	1,431
Mid-America Apartment Communities Inc	13,853	509	Developers Diversified Realty Corp	157,100	767

		14,168	Federal Realty Investment Trust	64,138	3,304

REITS - Diversified (10.22%)			Kimco Realty Corp	317,259	3,188
Colonial Properties Trust	69,700	516	Saul Centers Inc	28,975	857
Digital Realty Trust Inc	76,220	2,732	Tanger Factory Outlet Centers	104,025	3,374
Duke Realty Corp	114,100	1,001	Weingarten Realty Investors	31,569	458

DuPont Fabros Technology Inc	14,200	134			13,379

Entertainment Properties Trust	41,600	857	REITS - Storage (7.84%)
Liberty Property Trust	34,500	795	Public Storage	128,430	8,409
PS Business Parks Inc	19,817	960	U-Store-It Trust	62,000	304

Vornado Realty Trust	97,051	4,370			8,713

		11,365

			REITS - Warehouse & Industrial (5.17%)
REITS - Healthcare (14.38%)			AMB Property Corp	153,260	2,883
HCP Inc	218,475	4,629	ProLogis	355,233	2,863

Health Care REIT Inc	102,122	3,482			5,746
Nationwide Health Properties Inc	96,340	2,480

Omega Healthcare Investors Inc	44,300	688	TOTAL COMMON STOCKS	$ 109,545

Ventas Inc	157,689	4,709		Principal

		15,988		Amount	Value

				(000's)	(000's)

REITS - Hotels (6.99%)
Ashford Hospitality Trust Inc	29,400	83	CONVERTIBLE BONDS (0.81%)
DiamondRock Hospitality Co	156,555	980	REITS - Office Property (0.50%)
			Boston Properties LP
FelCor Lodging Trust Inc	38,100	94	2.88%, 2/15/2037	$ 45	39
Hospitality Properties Trust	66,176	787	Kilroy Realty LP
Host Hotels & Resorts Inc	485,775	4,076	3.25%, 4/15/2012 (a)	625	513

LaSalle Hotel Properties	97,451	1,202			552

Sunstone Hotel Investors Inc	103,474	553

		7,775	REITS - Shopping Centers (0.31%)

			Acadia Realty Trust
REITS - Manufactured Homes (1.97%)			3.75%, 12/15/2026	410	350

Equity Lifestyle Properties Inc	58,948	2,192	TOTAL CONVERTIBLE BONDS	$ 902

REITS - Office Property (11.87%)			SHORT TERM INVESTMENTS (0.12%)
Boston Properties Inc	114,315	5,453	Commercial Paper (0.12%)
Brandywine Realty Trust	261,824	1,950	Investment in Joint Trading Account; Federal
			Home Loan Bank Discount Notes
Corporate Office Properties Trust SBI MD	8,800	258	0.01%, 7/ 1/2009 (b)	$ 127 $	127

Douglas Emmett Inc	130,089	1,169	TOTAL SHORT TERM INVESTMENTS	$ 127

Mack-Cali Realty Corp	73,060	1,666
SL Green Realty Corp	117,550	2,697

		13,193

REITS - Regional Malls (15.32%)
CBL & Associates Properties Inc	148,999	803
See accompanying notes

87

Schedule of Investments
Real Estate Securities Account
June 30, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Regional Malls	15.32%

			REITS - Healthcare	14.38%
REPURCHASE AGREEMENTS (0.27%)			REITS - Apartments	12.75%
Diversified Banking Institutions (0.27%)			REITS - Office Property	12.37%
Investment in Joint Trading Account; Bank			REITS - Shopping Centers	12.35%
of America Repurchase Agreement; 0.05%			REITS - Diversified	10.22%
dated 06/30/09 maturing 07/01/09			REITS - Storage	7.84%
(collateralized by Sovereign Agency			REITS - Hotels	7.00%
Issues; $138,000; 0.00% - 6.25%; dated			REITS - Warehouse & Industrial	5.17%
07/10/09 - 02/16/17)	$ 136 $	136	REITS - Manufactured Homes	1.97%
			Diversified Banking Institutions	0.27%
Investment in Joint Trading Account; Credit			Finance - Mortgage Loan/Banker	0.11%
Suisse Repurchase Agreement; 0.02%			Other Assets in Excess of Liabilities, Net	0.25%

dated 06/30/09 maturing 07/01/09
(collateralized by US Treasury Note;			TOTAL NET ASSETS	100.00%

$55,000; 0.88%; dated 03/31/11)	55	55
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.08% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $55,000; 3.12% - 4.63%; dated
12/06/10 - 10/10/12)	54	54
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $55,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	54	54

		299

TOTAL REPURCHASE AGREEMENTS	$ 299

Total Investments	$ 110,873
Other Assets in Excess of Liabilities, Net - 0.25%		278

TOTAL NET ASSETS - 100.00%	$ 111,151

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $513 or 0.46% of net assets.

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 5,582
Unrealized Depreciation	(42,904)

Net Unrealized Appreciation (Depreciation)	(37,322)
Cost for federal income tax purposes	148,195
All dollar amounts are shown in thousands (000's)

See accompanying notes

88

Schedule of Investments SAM Balanced Portfolio June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.97%)
Principal Funds, Inc. Institutional Class (23.26%)
Disciplined LargeCap Blend Fund (a)	3,196,056 $	29,851
High Yield Fund (a)	4,377,255	30,466
LargeCap Growth Fund II (a)	8,880,660	54,616
Preferred Securities Fund (a)	3,392,618	26,259

		141,192

Principal Variable Contracts Funds, Inc.
Class 1 (76.71%)
Diversified International Account (a)	4,079,893	37,984
Equity Income Account (a)	6,882,613	76,122
Income Account (a)	7,798,042	74,549
International Emerging Markets Account (a)	1,441,613	16,334
LargeCap Growth Account (a)	5,083,768	53,125
LargeCap Value Account III (a)	3,838,376	27,713
MidCap Stock Account (a)	2,518,085	20,447
Money Market Account (a)	2,630,022	2,630
Mortgage Securities Account (a)	8,253,587	82,701
Principal Capital Appreciation Account (a)	1,720,373	27,010
Real Estate Securities Account (a)	1,685,550	12,675
Short-Term Income Account (a)	5,370,668	12,943
SmallCap Growth Account II (a)(b)	1,530,092	11,047
SmallCap Value Account I (a)	1,191,715	10,404

		465,684

TOTAL INVESTMENT COMPANIES	$ 606,876

Total Investments	$ 606,876
Other Assets in Excess of Liabilities, Net - 0.03%		212

TOTAL NET ASSETS - 100.00%	$ 607,088

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 17,192
Unrealized Depreciation	(109,005)

Net Unrealized Appreciation (Depreciation)	(91,813)
Cost for federal income tax purposes	698,689
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	53.21%
Fixed Income Funds	37.81%
International Equity Funds	8.95%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

See accompanying notes

89

Schedule of Investments
SAM Balanced Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	3,262,198 $	49,200	170,513	$ 1,541	236,655	$ 1,844	3,196,056 $	46,711
Diversified International Account	3,448,542	48,189	714,674	6,115	83,323	675	4,079,893	52,688
Equity Income Account	5,320,562	66,994	1,614,251	17,054	52,200	567	6,882,613	83,198
High Yield Fund	3,511,667	26,178	903,785	5,676	38,197	243	4,377,255	31,547
Income Account	5,577,507	52,917	2,397,618	22,855	177,083	1,674	7,798,042	74,043
International Emerging Markets	1,114,374	18,190	342,547	3,118	15,308	141	1,441,613	20,911
Account
LargeCap Growth Account	4,318,143	45,414	882,578	8,877	116,953	1,081	5,083,768	52,890
LargeCap Growth Fund II	7,955,588	62,616	1,092,974	5,927	167,902	918	8,880,660	67,031
LargeCap Value Account III	3,664,566	31,407	409,641	2,927	235,831	1,427	3,838,376	31,959
MidCap Stock Account	2,109,375	20,989	460,088	3,617	51,378	393	2,518,085	24,014
Money Market Account	2,947,110	2,947	57,407	57	374,495	374	2,630,022	2,630
Mortgage Securities Account	7,227,529	71,126	1,400,572	14,275	374,514	3,891	8,253,587	81,561
Preferred Securities Fund	2,776,416	24,362	626,344	3,766	10,142	78	3,392,618	28,031
Principal Capital Appreciation	1,386,357	20,907	347,615	4,998	13,599	198	1,720,373	25,611
Account
Real Estate Securities Account	1,587,036	22,356	195,258	1,557	96,744	616	1,685,550	22,093
Short-Term Income Account	5,359,722	13,137	426,056	1,024	415,110	1,012	5,370,668	13,127
SmallCap Growth Account II	1,359,197	8,877	216,211	1,489	45,316	267	1,530,092	9,884
SmallCap Value Account I	983,726	13,420	220,824	1,884	12,835	105	1,191,715	15,075

	$ 599,226			$ 106,757		$ 15,504	$ 683,004

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (2,186)			$ -
Diversified International Account		1,241			(941)			-
Equity Income Account		2,782			(283)			-
High Yield Fund		1,367			(64)			-
Income Account		4,270			(55)			66
International Emerging Markets Account			183		(256)			-
LargeCap Growth Account			408		(320)			-
LargeCap Growth Fund II			-		(594)			-
LargeCap Value Account III			661		(948)			-
MidCap Stock Account			288		(199)			-
Money Market Account			6		-			-
Mortgage Securities Account		4,249			51			-
Preferred Securities Fund			913		(19)			-
Principal Capital Appreciation Account			283		(96)			-
Real Estate Securities Account			371		(1,204)			-
Short-Term Income Account			717		(22)			-
SmallCap Growth Account II			-		(215)			-
SmallCap Value Account I			148		(124)			-

	$ 17,887			$ (7,475)			$ 66

See accompanying notes

90

Schedule of Investments SAM Conservative Balanced Portfolio

June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.98%)
Principal Funds, Inc. Institutional Class (20.38%)
Disciplined LargeCap Blend Fund (a)	470,785 $	4,397
High Yield Fund (a)	1,160,682	8,078
LargeCap Growth Fund II (a)	1,201,264	7,388
Preferred Securities Fund (a)	736,762	5,703

		25,566

Principal Variable Contracts Funds, Inc.
Class 1 (79.60%)
Diversified International Account (a)	567,681	5,285
Equity Income Account (a)	887,291	9,813
Income Account (a)	2,410,590	23,045
International Emerging Markets Account (a)	217,157	2,460
LargeCap Growth Account (a)	673,359	7,037
LargeCap Value Account III (a)	463,722	3,348
MidCap Stock Account (a)	384,442	3,122
Money Market Account (a)	922,898	923
Mortgage Securities Account (a)	2,966,357	29,723
Principal Capital Appreciation Account (a)	241,302	3,788
Real Estate Securities Account (a)	254,783	1,916
Short-Term Income Account (a)	2,542,427	6,127
SmallCap Growth Account II (a)(b)	219,888	1,588
SmallCap Value Account I (a)	189,341	1,653

		99,828

TOTAL INVESTMENT COMPANIES	$ 125,394

Total Investments	$ 125,394
Other Assets in Excess of Liabilities, Net - 0.02%		23

TOTAL NET ASSETS - 100.00%	$ 125,417

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 3,389
Unrealized Depreciation	(15,003)

Net Unrealized Appreciation (Depreciation)	(11,614)
Cost for federal income tax purposes	137,008
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.68%
Domestic Equity Funds	35.12%
International Equity Funds	6.18%
Other Assets in Excess of Liabilities, Net	0.02%

TOTAL NET ASSETS	100.00%

See accompanying notes

91

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008			Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares		Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	386,315 $	5,065		137,284	$ 1,224	52,814	$ 424	470,785 $	5,392
Diversified International Account	435,293	5,796		154,378	1,277	21,990	183	567,681	6,663
Equity Income Account	621,971	8,408		274,340	2,872	9,020	100	887,291	11,127
High Yield Fund	1,003,477	7,294		271,883	1,720	114,678	707	1,160,682	8,086
Income Account	1,637,345	16,167		910,916	8,687	137,671	1,301	2,410,590	23,413
International Emerging Markets	152,394	2,164		77,702	701	12,939	115	217,157	2,586
Account
LargeCap Growth Account	531,203	5,834		195,159	1,942	53,003	499	673,359	7,079
LargeCap Growth Fund II	985,146	7,410		299,109	1,592	82,991	447	1,201,264	8,252
LargeCap Value Account III	420,396	3,830		124,103	871	80,777	505	463,722	3,888
MidCap Stock Account	288,704	2,943		118,907	890	23,169	176	384,442	3,524
Money Market Account	666,831	667		275,575	276	19,508	20	922,898	923
Mortgage Securities Account	1,978,172	20,096	1,135,809		11,732	147,624	1,528	2,966,357	30,278
Preferred Securities Fund	636,254	5,265		159,216	934	58,708	366	736,762	5,642
Principal Capital Appreciation	176,993	2,874		77,848	1,070	13,539	186	241,302	3,651
Account
Real Estate Securities Account	188,829	2,401		80,674	604	14,720	94	254,783	2,727
Short-Term Income Account	2,357,758	5,801		642,498	1,568	457,829	1,119	2,542,427	6,223
SmallCap Growth Account II	193,558	1,348		49,027	328	22,697	137	219,888	1,448
SmallCap Value Account I	120,968	1,543		75,239	596	6,866	58	189,341	2,016

	$ 104,906				$ 38,884		$ 7,965	$ 132,918

						Realized Gain/Loss		Realized Gain/Loss from
		Dividends				on Investments		Other Investment Companies
		(000's)			(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -				$ (473)			$ -
Diversified International Account			173			(227)			-
Equity Income Account			357			(53)			-
High Yield Fund			363			(221)			-
Income Account		1,336				(140)			21
International Emerging Markets Account			28			(164)			-
LargeCap Growth Account			54			(198)			-
LargeCap Growth Fund II			-			(303)			-
LargeCap Value Account III			79			(308)			-
MidCap Stock Account			46			(133)			-
Money Market Account			2			-			-
Mortgage Securities Account		1,515				(22)			-
Preferred Securities Fund			205			(191)			-
Principal Capital Appreciation Account			41			(107)			-
Real Estate Securities Account			54			(184)			-
Short-Term Income Account			311			(27)			-
SmallCap Growth Account II			-			(91)			-
SmallCap Value Account I			25			(65)			-

	$ 4,589				$ (2,907)			$ 21

See accompanying notes

92

Schedule of Investments SAM Conservative Growth Portfolio

June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.07%)
Principal Funds, Inc. Institutional Class (23.22%)
Disciplined LargeCap Blend Fund (a)	1,178,410 $	11,006
High Yield Fund (a)	832,447	5,794
LargeCap Growth Fund II (a)	3,393,239	20,868
Preferred Securities Fund (a)	469,616	3,635

		41,303

Principal Variable Contracts Funds, Inc.
Class 1 (76.85%)
Diversified International Account (a)	1,713,888	15,956
Equity Income Account (a)	2,650,102	29,310
Income Account (a)	906,930	8,670
International Emerging Markets Account (a)	506,721	5,741
LargeCap Growth Account (a)	1,916,805	20,031
LargeCap Value Account III (a)	1,508,843	10,894
MidCap Stock Account (a)	1,171,776	9,515
Money Market Account (a)	1,185,374	1,185
Mortgage Securities Account (a)	1,048,650	10,508
Principal Capital Appreciation Account (a)	710,638	11,157
Real Estate Securities Account (a)	638,091	4,798
Short-Term Income Account (a)	489,828	1,181
SmallCap Growth Account II (a)(b)	539,913	3,898
SmallCap Value Account I (a)	445,320	3,888

		136,732

TOTAL INVESTMENT COMPANIES	$ 178,035

Total Investments	$ 178,035
Liabilities in Excess of Other Assets, Net - (0.07)%		(127)

TOTAL NET ASSETS - 100.00%	$ 177,908

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,811
Unrealized Depreciation	(51,338)

Net Unrealized Appreciation (Depreciation)	(46,527)
Cost for federal income tax purposes	224,562
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.47%
Fixed Income Funds	17.41%
International Equity Funds	12.19%
Liabilities in Excess of Other Assets, Net	(0.07%)

TOTAL NET ASSETS	100.00%

See accompanying notes

93

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,410,866 $	22,860	12,519	$ 115	244,975	$ 1,989	1,178,410 $	18,803
Diversified International Account	1,654,500	25,624	122,191	1,095	62,803	539	1,713,888	25,508
Equity Income Account	2,500,238	29,008	227,167	2,483	77,303	829	2,650,102	30,514
High Yield Fund	856,699	6,234	46,059	284	70,311	433	832,447	5,983
Income Account	746,913	6,927	192,868	1,837	32,851	311	906,930	8,457
International Emerging Markets	461,656	8,979	51,739	494	6,674	70	506,721	9,329
Account
LargeCap Growth Account	1,920,300	21,441	101,459	1,044	104,954	976	1,916,805	21,228
LargeCap Growth Fund II	3,359,540	27,183	202,987	1,138	169,288	886	3,393,239	26,792
LargeCap Value Account III	1,514,865	13,616	132,994	945	139,016	863	1,508,843	13,162
MidCap Stock Account	1,162,321	11,872	68,075	544	58,620	448	1,171,776	11,741
Money Market Account	1,225,659	1,226	2,499	2	42,784	43	1,185,374	1,185
Mortgage Securities Account	1,142,046	11,043	81,887	824	175,283	1,821	1,048,650	10,147
Preferred Securities Fund	514,412	4,576	24,907	159	69,703	417	469,616	4,073
Principal Capital Appreciation	702,473	9,477	39,071	577	30,906	444	710,638	9,580
Account
Real Estate Securities Account	661,608	10,893	51,167	398	74,684	460	638,091	9,899
Short-Term Income Account	470,924	1,171	35,271	85	16,367	41	489,828	1,215
SmallCap Growth Account II	579,203	3,299	24,079	160	63,369	372	539,913	2,943
SmallCap Value Account I	408,349	6,419	40,372	338	3,401	30	445,320	6,696

	$ 221,848			$ 12,522		$ 10,972	$ 217,255

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (2,183)			$ -
Diversified International Account		524			(672)			-
Equity Income Account		1,089			(148)			-
High Yield Fund		290			(102)			-
Income Account		506			4			8
International Emerging Markets Account		65			(74)			-
LargeCap Growth Account		157			(281)			-
LargeCap Growth Fund II		-			(643)			-
LargeCap Value Account III		264			(536)			-
MidCap Stock Account		139			(227)			-
Money Market Account		3			-			-
Mortgage Securities Account		565			101			-
Preferred Securities Fund		135			(245)			-
Principal Capital Appreciation Account		120			(30)			-
Real Estate Securities Account		140			(932)			-
Short-Term Income Account		65			-			-
SmallCap Growth Account II		-			(144)			-
SmallCap Value Account I		57			(31)			-

	$ 4,119			$ (6,143)			$ 8

See accompanying notes

94

Schedule of Investments SAM Flexible Income Portfolio June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.62%)
Principal Funds, Inc. Institutional Class (20.88%)
Disciplined LargeCap Blend Fund (a)	306,035 $	2,858
High Yield Fund (a)	1,614,578	11,237
LargeCap Growth Fund II (a)	894,984	5,504
Preferred Securities Fund (a)	1,300,225	10,064

		29,663

Principal Variable Contracts Funds, Inc.
Class 1 (78.74%)
Diversified International Account (a)	394,354	3,671
Equity Income Account (a)	553,953	6,127
Income Account (a)	3,495,920	33,421
International Emerging Markets Account (a)	152,877	1,732
LargeCap Growth Account (a)	486,306	5,082
LargeCap Value Account III (a)	580,198	4,189
MidCap Stock Account (a)	392,962	3,191
Money Market Account (a)	290,677	291
Mortgage Securities Account (a)	3,722,153	37,296
Principal Capital Appreciation Account (a)	102,218	1,605
Real Estate Securities Account (a)	176,587	1,328
Short-Term Income Account (a)	4,858,862	11,710
SmallCap Growth Account II (a)(b)	157,628	1,138
SmallCap Value Account I (a)	124,840	1,090

		111,871

TOTAL INVESTMENT COMPANIES	$ 141,534

Total Investments	$ 141,534
Other Assets in Excess of Liabilities, Net - 0.38%		534

TOTAL NET ASSETS - 100.00%	$ 142,068

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 4,873
Unrealized Depreciation	(10,339)

Net Unrealized Appreciation (Depreciation)	(5,466)
Cost for federal income tax purposes	147,000
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.22%
Domestic Equity Funds	22.60%
International Equity Funds	3.80%
Other Assets in Excess of Liabilities, Net	0.38%

TOTAL NET ASSETS	100.00%

See accompanying notes

95

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	345,594 $	4,695	88,635	$ 778	128,194	$ 1,051	306,035 $	3,513
Diversified International Account	396,970	6,165	63,550	528	66,166	569	394,354	5,270
Equity Income Account	503,361	5,736	149,178	1,566	98,586	1,059	553,953	6,035
High Yield Fund	1,508,947	10,490	282,554	1,767	176,923	1,106	1,614,578	10,930
Income Account	2,783,011	27,001	951,524	9,041	238,615	2,268	3,495,920	33,634
International Emerging Markets	108,708	1,834	63,623	598	19,454	170	152,877	1,912
Account
LargeCap Growth Account	481,013	4,524	111,114	1,102	105,821	1,020	486,306	4,472
LargeCap Growth Fund II	902,893	6,858	152,434	822	160,343	890	894,984	6,240
LargeCap Value Account III	700,575	5,986	123,992	855	244,369	1,588	580,198	4,454
MidCap Stock Account	370,516	3,546	92,953	714	70,507	553	392,962	3,459
Money Market Account	318,136	318	702	1	28,161	28	290,677	291
Mortgage Securities Account	3,192,288	31,983	813,205	8,363	283,340	2,946	3,722,153	37,393
Preferred Securities Fund	1,170,414	9,436	370,626	2,165	240,815	1,602	1,300,225	9,275
Principal Capital Appreciation	83,719	1,048	38,122	545	19,623	290	102,218	1,288
Account
Real Estate Securities Account	212,097	2,479	18,647	144	54,157	378	176,587	1,705
Short-Term Income Account	4,961,239	12,116	873,830	2,125	976,207	2,398	4,858,862	11,806
SmallCap Growth Account II	153,233	844	41,208	257	36,813	237	157,628	830
SmallCap Value Account I	113,077	1,412	34,888	276	23,125	195	124,840	1,276

	$ 136,471			$ 31,647		$ 18,348	$ 143,783

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (909)			$ -
Diversified International Account		122			(854)			-
Equity Income Account		229			(208)			-
High Yield Fund		543			(221)			-
Income Account		1,998			(140)			31
International Emerging Markets Account		19			(350)			-
LargeCap Growth Account		40			(134)			-
LargeCap Growth Fund II		-			(550)			-
LargeCap Value Account III		101			(799)			-
MidCap Stock Account		47			(248)			-
Money Market Account		1			-			-
Mortgage Securities Account		1,951			(7)			-
Preferred Securities Fund		365			(724)			-
Principal Capital Appreciation Account		17			(15)			-
Real Estate Securities Account		39			(540)			-
Short-Term Income Account		610			(37)			-
SmallCap Growth Account II		-			(34)			-
SmallCap Value Account I		16			(217)			-

	$ 6,098			$ (5,987)			$ 31

See accompanying notes

96

Schedule of Investments SAM Strategic Growth Portfolio

June 30, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (26.37%)
Disciplined LargeCap Blend Fund (a)	973,015 $	9,088
High Yield Fund (a)	735,331	5,118
LargeCap Growth Fund II (a)	2,066,962	12,712

		26,918

Principal Variable Contracts Funds, Inc.
Class 1 (73.54%)
Diversified International Account (a)	1,137,129	10,587
Equity Income Account (a)	1,611,315	17,821
International Emerging Markets Account (a)	349,445	3,959
LargeCap Growth Account (a)	1,168,740	12,213
LargeCap Value Account III (a)	1,091,716	7,882
MidCap Stock Account (a)	756,060	6,139
Money Market Account (a)	392,617	393
Principal Capital Appreciation Account (a)	459,749	7,218
Real Estate Securities Account (a)	395,345	2,973
Short-Term Income Account (a)	156,249	376
SmallCap Growth Account II (a)(b)	389,870	2,815
SmallCap Value Account I (a)	310,045	2,707

		75,083

TOTAL INVESTMENT COMPANIES	$ 102,001

Total Investments	$ 102,001
Other Assets in Excess of Liabilities, Net - 0.09%		90

TOTAL NET ASSETS - 100.00%	$ 102,091

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 3,105
Unrealized Depreciation	(33,722)

Net Unrealized Appreciation (Depreciation)	(30,617)
Cost for federal income tax purposes	132,618
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	79.90%
International Equity Funds	14.25%
Fixed Income Funds	5.76%
Other Assets in Excess of Liabilities, Net	0.09%

TOTAL NET ASSETS	100.00%

See accompanying notes

97

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2009 (unaudited)

Affiliated Securities

	December 31, 2008		Purchases		Sales		June 30, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	923,300 $	14,574	96,397	$ 838	46,682	$ 395	973,015 $	14,618
Diversified International Account	1,022,064	16,093	146,929	1,254	31,864	287	1,137,129	16,716
Equity Income Account	1,432,188	18,101	216,115	2,313	36,988	396	1,611,315	19,812
High Yield Fund	658,659	4,961	119,497	753	42,825	273	735,331	5,369
International Emerging Markets	313,960	5,554	48,070	433	12,585	128	349,445	5,715
Account
LargeCap Growth Account	1,085,144	12,112	149,701	1,510	66,105	634	1,168,740	12,811
LargeCap Growth Fund II	2,037,475	16,608	174,737	1,016	145,250	766	2,066,962	16,316
LargeCap Value Account III	1,052,679	9,156	113,822	819	74,785	468	1,091,716	9,222
MidCap Stock Account	713,941	7,234	84,878	658	42,759	326	756,060	7,399
Money Market Account	391,750	392	867	1	-	-	392,617	393
Principal Capital Appreciation	431,124	5,738	53,098	758	24,473	348	459,749	6,097
Account
Real Estate Securities Account	375,859	5,978	55,778	419	36,292	250	395,345	5,704
Short-Term Income Account	175,924	438	9,122	22	28,797	71	156,249	388
SmallCap Growth Account II	374,489	2,326	43,443	279	28,062	177	389,870	2,323
SmallCap Value Account I	267,440	4,200	52,860	425	10,255	91	310,045	4,442

	$ 123,465			$ 11,498		$ 4,610	$ 127,325

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ -			$ (399)			$ -
Diversified International Account		351			(344)			-
Equity Income Account		666			(206)			-
High Yield Fund		240			(72)			-
International Emerging Markets Account		45			(144)			-
LargeCap Growth Account		95			(177)			-
LargeCap Growth Fund II		-			(542)			-
LargeCap Value Account III		187			(285)			-
MidCap Stock Account		90			(167)			-
Money Market Account		1			-			-
Principal Capital Appreciation Account		78			(51)			-
Real Estate Securities Account		88			(443)			-
Short-Term Income Account		22			(1)			-
SmallCap Growth Account II		-			(105)			-
SmallCap Value Account I		40			(92)			-

	$ 1,903			$ (3,028)			$ -

See accompanying notes

98

Schedule of Investments
Short-Term Income Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (85.18%)			BONDS (continued)
Aerospace & Defense (0.78%)			Diversified Banking Institutions (continued)
General Dynamics Corp			JP Morgan Chase & Co
1.80%, 7/15/2011	$ 400 $	399	2.20%, 6/15/2012	$ 1,000 $	1,005
			Morgan Stanley
Agricultural Operations (1.98%)			1.95%, 6/20/2012	500	499

Cargill Inc					3,403

5.20%, 1/22/2013 (a)	1,000	1,012
			Diversified Financial Services (1.58%)
Asset Backed Securities (0.05%)			General Electric Capital Corp
Atlantic City Electric Transition Funding LLC			5.72%, 8/22/2011	800	808
2.89%, 7/20/2011	19	19
Green Tree Home Improvement Loan Trust			Diversified Manufacturing Operations (0.81%)
7.45%, 9/15/2025	11	8	Honeywell International Inc

		27	4.25%, 3/ 1/2013	400	415

Brewery (1.05%)			Electric - Integrated (1.65%)
Anheuser-Busch InBev Worldwide Inc			Virginia Electric and Power Co
7.20%, 1/15/2014 (a)	500	538	5.10%, 11/30/2012	800	845

Cable/Satellite TV (1.65%)			Finance - Commercial (0.66%)
Comcast Cable Communications Inc			Caterpillar Financial Services Corp
7.13%, 6/15/2013	300	330	4.85%, 12/ 7/2012	325	340
Time Warner Cable Inc
5.40%, 7/ 2/2012	500	517	Finance - Consumer Loans (1.56%)

		847	John Deere Capital Corp

			4.95%, 12/17/2012	775	799
Chemicals - Diversified (1.03%)
EI Du Pont de Nemours & Co			Finance - Mortgage Loan/Banker (13.06%)
5.00%, 7/15/2013	500	526	Fannie Mae
			2.00%, 1/ 9/2012	1,500	1,515
Commercial Banks (3.03%)			1.88%, 4/20/2012	1,000	1,004
Regions Bank/Birmingham AL
3.25%, 12/ 9/2011	500	519	4.88%, 5/18/2012	810	881
SunTrust Bank/Atlanta GA			Freddie Mac
3.00%, 11/16/2011	1,000	1,032	4.75%, 11/ 3/2009	1,120	1,137

		1,551	5.75%, 1/15/2012	1,500	1,655

			1.75%, 6/15/2012	500	498

Commercial Services - Finance (1.63%)					6,690

Western Union Co/The
5.40%, 11/17/2011	800	836	Food - Miscellaneous/Diversified (1.04%)
			Kellogg Co
Computers (1.53%)			5.13%, 12/ 3/2012	500	534
Hewlett-Packard Co
4.25%, 2/24/2012	750	783	Industrial Gases (0.40%)
			Air Products & Chemicals Inc
Consumer Products - Miscellaneous (0.20%)			4.15%, 2/ 1/2013	200	203
Clorox Co
5.00%, 3/ 1/2013	100	104	Manufactured Housing ABS Other (0.14%)
			Green Tree Financial Corp
Diversified Banking Institutions (6.65%)			7.70%, 9/15/2026	65	37
Bank of America Corp			Mid-State Trust
2.10%, 4/30/2012	1,000	1,001	8.33%, 4/ 1/2030	45	36

Citigroup Inc					73

5.50%, 8/27/2012	400	388
Goldman Sachs Group Inc/The
5.25%, 10/15/2013	500	510

See accompanying notes

99

     Schedule of Investments Short-Term Income Account June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Biomedical/Gene (1.98%)			Property & Casualty Insurance (1.16%)
Amgen Inc			Fidelity National Financial Inc
4.00%, 11/18/2009	$ 1,000 $	1,014	7.30%, 8/15/2011	$ 600 $	596

Medical - HMO (0.79%)			Quarrying (0.96%)
UnitedHealth Group Inc			Vulcan Materials Co
4.88%, 2/15/2013	400	404	5.60%, 11/30/2012	475	490

Mortgage Backed Securities (17.35%)			Real Estate Operator & Developer (0.88%)
Banc of America Funding Corp			Duke Realty LP
5.75%, 3/25/2036	728	562	6.25%, 5/15/2013	500	450
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	612	602	Regional Banks (1.03%)
Chase Mortgage Finance Corp			Wells Fargo & Co
5.50%, 5/25/2035	337	291	4.38%, 1/31/2013	525	530
Countrywide Home Loan Mortgage Pass
Through Trust			Reinsurance (1.01%)
5.50%, 10/25/2035	554	551	Berkshire Hathaway Finance Corp
CS First Boston Mortgage Securities Corp			4.00%, 4/15/2012 (a)	500	517
6.00%, 12/25/2033	260	219
Fannie Mae			REITS - Apartments (1.37%)
6.00%, 2/25/2031	1,578	1,647	ERP Operating LP
5.00%, 11/25/2035	370	389	5.50%, 10/ 1/2012	700	701
Freddie Mac
5.50%, 10/15/2027	640	658	REITS - Healthcare (2.74%)
6.00%, 9/15/2029	804	838	Health Care REIT Inc
			8.00%, 9/12/2012	250	247
4.50%, 5/15/2030	810	821
			6.00%, 11/15/2013	400	367
Ginnie Mae
4.50%, 8/20/2032	245	252	Nationwide Health Properties Inc
			6.50%, 7/15/2011	800	788

GSR Mortgage Loan Trust
6.00%, 6/25/2036	477	386			1,402

Lehman Mortgage Trust			REITS - Regional Malls (0.99%)
5.75%, 4/25/2036	872	795	Simon Property Group LP
Residential Asset Securitization Trust			5.60%, 9/ 1/2011	500	506
6.00%, 5/25/2036	557	345
Residential Funding Mortgage Securities I			Retail - Discount (0.97%)
5.50%, 9/25/2036	672	530	Wal-Mart Stores Inc

		8,886	3.20%, 5/15/2014	500	496

Multimedia (1.00%)			Retail - Drug Store (0.79%)
Walt Disney Co/The			CVS Caremark Corp
4.70%, 12/ 1/2012	475	510	4.00%, 9/15/2009	400	402

Non-Hazardous Waste Disposal (0.98%)			Savings & Loans - Thrifts (0.00%)
Allied Waste North America Inc			Washington Mutual Bank/Henderson NV
5.75%, 2/15/2011	500	504	0.00%, 1/15/2013 (b)	200	-

Oil - Field Services (0.53%)			Steel - Producers (2.31%)
Smith International Inc			Nucor Corp
8.63%, 3/15/2014	250	274	5.00%, 12/ 1/2012	1,125	1,183

Oil Company - Exploration & Production (1.27%)			Telephone - Integrated (2.76%)
Apache Corp			AT&T Inc
6.25%, 4/15/2012	600	648	4.95%, 1/15/2013	475	494

See accompanying notes

100

Schedule of Investments
Short-Term Income Account
June 30, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Telephone - Integrated (continued)			OBLIGATIONS (continued)
Koninklijke KPN NV			Government National Mortgage Association
8.00%, 10/ 1/2010	$ 875 $	918	(GNMA) (continued)

			10.00%, 12/15/2020	$ 1 $	2
		1,412	10.00%, 2/15/2025	6	6

Textile - Home Furnishings (0.91%)			10.00%, 4/15/2025	1	2
Mohawk Industries Inc			9.00%, 4/20/2025	1	1

7.20%, 4/15/2012	475	466			106

Transport - Rail (0.59%)			U.S. Treasury (8.15%)
Canadian National Railway Co			3.13%, 11/30/2009 (d)	120	122
4.25%, 8/ 1/2009	300	301	1.13%, 12/15/2011	1,000	995
			1.38%, 5/15/2012	1,000	994
Transport - Services (0.82%)			4.75%, 5/31/2012	1,000	1,090
United Parcel Service Inc			1.75%, 1/31/2014	1,000	972

4.50%, 1/15/2013	400	419			4,173

Water (1.51%)			TOTAL U.S. GOVERNMENT & GOVERNMENT
Veolia Environnement			AGENCY OBLIGATIONS		$ 4,550

5.25%, 6/ 3/2013	750	775	SHORT TERM INVESTMENTS (1.35%)

TOTAL BONDS	$ 43,619		Commercial Paper (1.35%)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Investment in Joint Trading Account; Federal
OBLIGATIONS (8.88%)			Home Loan Bank Discount Notes
Federal Home Loan Mortgage Corporation			0.01%, 7/ 1/2009 (e)	$ 690 $	690

(FHLMC) (0.20%)			TOTAL SHORT TERM INVESTMENTS		$ 690

9.50%, 8/ 1/2016	5	5
6.00%, 5/ 1/2017	89	94	REPURCHASE AGREEMENTS (3.18%)
4.45%, 11/ 1/2021 (c)	5	5	Diversified Banking Institutions (3.18%)

			Investment in Joint Trading Account; Bank

		104	of America Repurchase Agreement; 0.05%

Federal National Mortgage Association (FNMA) (0.32%)			dated 06/30/09 maturing 07/01/09
6.50%, 1/ 1/2014	22	24	(collateralized by Sovereign Agency
			Issues; $754,000; 0.00% - 6.25%; dated
6.50%, 1/ 1/2014	24	26	07/10/09 - 02/16/17)	$ 739 $	739
8.50%, 11/ 1/2017	8	9	Investment in Joint Trading Account; Credit
5.66%, 1/ 1/2019 (c)	2	2	Suisse Repurchase Agreement; 0.02%
5.61%, 4/ 1/2019 (c)	3	3	dated 06/30/09 maturing 07/01/09
			(collateralized by US Treasury Note;
5.05%, 11/ 1/2022 (c)	1	1	$302,000; 0.88%; dated 03/31/11)	295	295
8.00%, 5/ 1/2027	66	71	Investment in Joint Trading Account;
4.40%, 11/ 1/2032 (c)	24	24	Deutsche Bank Repurchase Agreement;
4.66%, 11/ 1/2035 (c)	7	7	0.08% dated 06/30/09 maturing 07/01/09

		167	(collateralized by Sovereign Agency

			Issues; $302,000; 3.12% - 4.63%; dated
Government National Mortgage Association			12/06/10 - 10/10/12)	296	296
(GNMA) (0.21%)			Investment in Joint Trading Account;
8.00%, 8/15/2012	1	2	Morgan Stanley Repurchase Agreement;
11.00%, 12/15/2015	3	4	0.03% dated 06/30/09 maturing 07/01/09
11.00%, 12/15/2015	2	2	(collateralized by Sovereign Agency
			Issues; $302,000; 2.38% - 5.00%; dated
10.00%, 2/15/2018	7	7	02/25/11-06/25/14)	296	296

10.00%, 9/15/2018	5	5			1,626

10.00%, 9/15/2018	5	5
10.00%, 2/15/2019	32	35	TOTAL REPURCHASE AGREEMENTS		$ 1,626

10.00%, 5/15/2020	15	16	Total Investments		$ 50,485
10.00%, 6/15/2020	10	11	Other Assets in Excess of Liabilities, Net - 1.41%		722

9.00%, 12/15/2020	7	8	TOTAL NET ASSETS - 100.00%		$ 51,207

See accompanying notes

101

Schedule of Investments Short-Term Income Account June 30, 2009 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,067 or 4.04% of net assets.

(b)	Non-Income Producing Security

(c)	Variable Rate. Rate shown is in effect at June 30, 2009.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $76 or 0.15% of net assets.

(e)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 973
Unrealized Depreciation	(1,332)

Net Unrealized Appreciation (Depreciation)	(359)
Cost for federal income tax purposes	50,844
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	25.83%
Government	21.21%
Mortgage Securities	19.44%
Consumer, Non-cyclical	8.67%
Communications	5.41%
Basic Materials	4.69%
Industrial	3.98%
Utilities	3.16%
Consumer, Cyclical	2.67%
Energy	1.80%
Technology	1.53%
Asset Backed Securities	0.20%
Other Assets in Excess of Liabilities, Net	1.41%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.72%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; September 2009	Sell	30	$ 3,459	$ 3,442	$ 17
All dollar amounts are shown in thousands (000's)

See accompanying notes

102

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.96%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.22%)			Commercial Banks (continued)
BE Aerospace Inc (a)	7,689 $	110	Western Alliance Bancorp (a)	36,235 $	248

Ducommun Inc	1,850	35			1,551

		145	Commercial Services (1.18%)

Airlines (0.34%)			Healthcare Services Group Inc	12,500	223
Airtran Holdings Inc (a)	35,211	218	HMS Holdings Corp (a)	13,300	542

					765

Alternative Waste Tech (0.66%)
Calgon Carbon Corp (a)	28,134	391	Computer Aided Design (0.91%)
Darling International Inc (a)	5,404	35	ANSYS Inc (a)	18,888	589

		426	Computer Services (0.09%)

Apparel Manufacturers (0.25%)			iGate Corp	8,420	56
Under Armour Inc (a)	7,302	163
			Computers - Integrated Systems (3.15%)
Applications Software (1.48%)			Brocade Communications Systems Inc (a)	51,590	404
Ebix Inc (a)	13,127	411	Micros Systems Inc (a)	18,652	472
EPIQ Systems Inc (a)	4,659	71	NCI Inc (a)	14,111	429
Nuance Communications Inc (a)	39,522	478	Netscout Systems Inc (a)	7,393	69

		960	Riverbed Technology Inc (a)	29,011	673

Auto/Truck Parts & Equipment - Original (0.45%)					2,047

Titan International Inc	19,100	143	Computers - Memory Devices (1.26%)
Wonder Auto Technology Inc (a)	14,958	151	Data Domain Inc (a)	14,207	474

		294	STEC Inc (a)	14,700	341

Batteries & Battery Systems (0.66%)					815

EnerSys (a)	23,600	429	Computers - Peripheral Equipment (0.40%)
			Compellent Technologies Inc (a)	17,145	261
Broadcasting Services & Programming (0.16%)
DG FastChannel Inc (a)	3,447	63	Consumer Products - Miscellaneous (0.80%)
Outdoor Channel Holdings Inc (a)	6,656	39	Helen of Troy Ltd (a)	4,812	80

		102	Jarden Corp (a)	12,046	226

Building - Heavy Construction (0.49%)			Scotts Miracle-Gro Co/The	6,100	214

Orion Marine Group Inc (a)	16,900	321			520

			Containers - Metal & Glass (0.30%)
Building - Residential & Commercial (0.37%)			Greif Inc	4,382	194
Ryland Group Inc	14,400	242
			Containers - Paper & Plastic (1.02%)
Building & Construction - Miscellaneous (0.25%)			Rock-Tenn Co	17,297	660
Layne Christensen Co (a)	2,593	53
MYR Group Inc/Delaware (a)	5,329	108	Cosmetics & Toiletries (0.62%)

		161	Chattem Inc (a)	5,900	402

Chemicals - Specialty (0.20%)			Decision Support Software (0.15%)
Arch Chemicals Inc	5,176	127	Interactive Intelligence Inc (a)	7,724	95

Commercial Banks (2.39%)			Diagnostic Equipment (0.11%)
Iberiabank Corp	5,338	210	Cepheid Inc (a)	7,867	74
PrivateBancorp Inc	19,589	436
Prosperity Bancshares Inc	9,235	276	Diagnostic Kits (0.21%)
Signature Bank/New York NY (a)	4,760	129	Quidel Corp (a)	9,525	139
Texas Capital Bancshares Inc (a)	16,320	252

See accompanying notes

103

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Direct Marketing (0.08%)			Engineering - Research & Development
APAC Customer Services Inc (a)	10,532 $	54	Services (continued)
			VSE Corp	2,313 $	60

Distribution & Wholesale (1.68%)					459

FGX International Holdings Ltd (a)	4,949	56	Enterprise Software & Services (3.14%)
LKQ Corp (a)	19,062	314	Advent Software Inc (a)	2,621	86
MWI Veterinary Supply Inc (a)	4,155	145	Concur Technologies Inc (a)	2,670	83
Owens & Minor Inc	5,181	227	MedAssets Inc (a)	28,180	548
Tech Data Corp (a)	10,700	350	MicroStrategy Inc (a)	2,260	113

		1,092	Sybase Inc (a)	7,522	236

Diversified Manufacturing Operations (1.04%)			Taleo Corp (a)	12,543	229
Ameron International Corp	721	48	Ultimate Software Group Inc (a)	30,719	745

ESCO Technologies Inc (a)	11,538	517			2,040

Koppers Holdings Inc	4,045	107	Environmental Consulting & Engineering (0.55%)

		672	Tetra Tech Inc (a)	12,424	356

Drug Delivery Systems (0.40%)
Alkermes Inc (a)	12,500	135	E-Services - Consulting (0.91%)
Nektar Therapeutics (a)	19,400	126	GSI Commerce Inc (a)	41,439	590

		261	Finance - Consumer Loans (0.15%)

Educational Software (0.93%)			Portfolio Recovery Associates Inc (a)	2,461	95
Blackboard Inc (a)	16,888	488
PLATO Learning Inc (a)	4,019	16	Finance - Investment Banker & Broker (0.40%)
SkillSoft PLC ADR (a)	13,230	103	KBW Inc (a)	6,197	178

		607	Piper Jaffray Cos (a)	1,910	84

					262

Electric - Transmission (0.22%)
ITC Holdings Corp	3,180	144	Food - Miscellaneous/Diversified (1.46%)
			American Italian Pasta Co (a)	10,650	310
Electronic Components - Semiconductors (3.37%)			Chiquita Brands International Inc (a)	43,137	443
Advanced Analogic Technologies Inc (a)	10,028	46	Diamond Foods Inc	6,946	194

Cavium Networks Inc (a)	18,133	305			947

Macrovision Solutions Corp (a)	29,563	645	Footwear & Related Apparel (1.42%)
Microsemi Corp (a)	27,595	381	Iconix Brand Group Inc (a)	53,910	829
Monolithic Power Systems Inc (a)	10,127	227	Steven Madden Ltd (a)	3,707	94

Netlogic Microsystems Inc (a)	8,224	300			923

Skyworks Solutions Inc (a)	29,300	286

		2,190	Gold Mining (0.16%)

			Allied Nevada Gold Corp (a)	12,650	102
Electronic Connectors (0.42%)
Thomas & Betts Corp (a)	9,400	271	Hazardous Waste Disposal (0.84%)
			Clean Harbors Inc (a)	5,700	308
Electronic Measurement Instruments (0.06%)			EnergySolutions Inc	25,800	237

LeCroy Corp (a)	11,114	42			545

Energy - Alternate Sources (0.26%)			Health Care Cost Containment (0.19%)
Comverge Inc (a)	6,079	74	Transcend Services Inc (a)	7,907	125
FuelCell Energy Inc (a)	18,242	76
Headwaters Inc (a)	6,463	22	Human Resources (1.04%)

		172	Emergency Medical Services Corp (a)	7,600	280

			Kenexa Corp (a)	4,083	47
Engineering - Research & Development Services (0.71%)
EMCOR Group Inc (a)	19,820	399

See accompanying notes

104

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (continued)			Leisure & Recreation Products (0.88%)
SuccessFactors Inc (a)	38,040 $	349	WMS Industries Inc (a)	18,040 $	568

		676

			Life & Health Insurance (0.10%)
Industrial Audio & Video Products (0.17%)			Delphi Financial Group Inc	3,266	63
Imax Corp (a)	13,339	108
			Lighting Products & Systems (0.40%)
Industrial Automation & Robots (0.24%)			Universal Display Corp (a)	26,517	259
Nordson Corp	3,970	153
			Machinery - Construction & Mining (0.64%)
Industrial Gases (0.29%)			Bucyrus International Inc	14,636	418
Airgas Inc	4,604	187
			Machinery - Electrical (0.30%)
Instruments - Controls (0.43%)			Regal-Beloit Corp	4,966	197
Woodward Governor Co	14,000	277
			Machinery - General Industry (0.57%)
Instruments - Scientific (0.63%)			DXP Enterprises Inc (a)	5,428	62
FEI Co (a)	14,950	342	Wabtec Corp	9,605	309

Varian Inc (a)	1,760	70			371

		412

			Machinery - Print Trade (0.03%)
Internet Application Software (0.37%)			Presstek Inc (a)	15,637	22
Art Technology Group Inc (a)	18,393	70
Clicksoftware Technologies Ltd (a)	10,181	67	Medical - Biomedical/Gene (4.64%)
Cybersource Corp (a)	6,526	100	Acorda Therapeutics Inc (a)	4,600	130

		237	Alexion Pharmaceuticals Inc (a)	6,182	254

Internet Financial Services (0.00%)			Cougar Biotechnology Inc (a)	3,700	159
Online Resources Corp (a)	308	2	Emergent Biosolutions Inc (a)	15,137	217
			Halozyme Therapeutics Inc (a)	24,100	168
Internet Incubators (0.24%)			Illumina Inc (a)	10,588	412
Internet Capital Group Inc (a)	22,699	153	Immunogen Inc (a)	7,535	65
			Martek Biosciences Corp (a)	6,350	134
Internet Infrastructure Software (1.46%)			Myriad Genetics Inc (a)	7,162	255
AsiaInfo Holdings Inc (a)	25,614	441	Regeneron Pharmaceuticals Inc (a)	24,167	433
F5 Networks Inc (a)	14,600	505	Seattle Genetics Inc (a)	31,762	309

		946	United Therapeutics Corp (a)	5,733	478

Internet Security (0.58%)					3,014

Blue Coat Systems Inc (a)	15,900	263	Medical - Drugs (0.60%)
Sourcefire Inc (a)	9,346	116	Array Biopharma Inc (a)	20,600	65

		379	Auxilium Pharmaceuticals Inc (a)	5,800	182

Internet Telephony (0.25%)			Medivation Inc (a)	6,000	134
j2 Global Communications Inc (a)	7,278	164	Myriad Pharmaceuticals Inc (a)	2,338	11

					392

Intimate Apparel (0.51%)
Warnaco Group Inc/The (a)	10,174	330	Medical - Generic Drugs (0.11%)
			Par Pharmaceutical Cos Inc (a)	4,557	69
Investment Management & Advisory Services (0.12%)
Westwood Holdings Group Inc	1,859	78	Medical - Outpatient & Home Medical Care (0.30%)
			LHC Group Inc (a)	8,900	198
Lasers - Systems & Components (0.46%)
II-VI Inc (a)	13,510	300	Medical Imaging Systems (0.05%)
			Merge Healthcare Inc (a)	7,462	32

See accompanying notes

105

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Information Systems (1.12%)			Non-Ferrous Metals (0.26%)
athenahealth Inc (a)	5,917 $	219	Horsehead Holding Corp (a)	22,947 $	171
Computer Programs & Systems Inc	1,868	71
Phase Forward Inc (a)	28,764	435	Oil - Field Services (0.36%)

		725	Helix Energy Solutions Group Inc (a)	21,300	232

Medical Instruments (2.81%)			Oil Company - Exploration & Production (2.77%)
Bruker BioSciences Corp (a)	10,599	98	Arena Resources Inc (a)	11,200	357
CryoLife Inc (a)	8,050	45	Atlas Energy Resources LLC	7,988	163
Genomic Health Inc (a)	9,610	167	GMX Resources Inc (a)	3,142	33
Integra LifeSciences Holdings Corp (a)	10,500	278	Goodrich Petroleum Corp (a)	9,600	236
NuVasive Inc (a)	6,445	287	Mariner Energy Inc (a)	40,803	480
Thoratec Corp (a)	22,176	594	Whiting Petroleum Corp (a)	15,011	528

Volcano Corp (a)	25,545	357			1,797

		1,826

			Oil Field Machinery & Equipment (0.70%)
Medical Laboratory & Testing Service (1.21%)			Dril-Quip Inc (a)	11,860	452
Bio-Reference Labs Inc (a)	16,919	535
ICON PLC ADR (a)	11,500	248	Patient Monitoring Equipment (0.10%)

		783	Somanetics Corp (a)	3,925	65

Medical Products (1.85%)			Pharmacy Services (1.02%)
BioMimetic Therapeutics Inc (a)	31,868	295	BioScrip Inc (a)	27,188	161
Cyberonics Inc (a)	4,892	81	Catalyst Health Solutions Inc (a)	16,521	412
Greatbatch Inc (a)	3,587	81	SXC Health Solutions Corp (a)	3,468	88

Haemonetics Corp (a)	10,840	618			661

Synovis Life Technologies Inc (a)	1,320	27
Wright Medical Group Inc (a)	5,949	97	Physical Therapy & Rehabilitation Centers (0.46%)

		1,199	Psychiatric Solutions Inc (a)	6,800	155

			RehabCare Group Inc (a)	5,941	142

Medical Sterilization Products (0.39%)					297

STERIS Corp	9,600	250
			Physician Practice Management (0.27%)
Metal Processors & Fabrication (0.41%)			Mednax Inc (a)	4,187	176
CIRCOR International Inc	2,440	57
Dynamic Materials Corp	7,190	139	Power Converter & Supply Equipment (0.12%)
Kaydon Corp	2,113	69	A-Power Energy Generation Systems Ltd (a)	5,873	47

		265	Powell Industries Inc (a)	893	33

					80

Miscellaneous Manufacturers (0.03%)
American Railcar Industries Inc	2,542	21	Printing - Commercial (0.34%)
			VistaPrint Ltd (a)	5,209	222
Multimedia (0.67%)
Factset Research Systems Inc	8,659	432	Property & Casualty Insurance (0.91%)
			HCC Insurance Holdings Inc	11,378	273
Networking Products (1.39%)			Navigators Group Inc (a)	6,022	268
Acme Packet Inc (a)	8,705	88	PMA Capital Corp (a)	10,873	49

Atheros Communications Inc (a)	12,524	241			590

BigBand Networks Inc (a)	12,954	67	Publishing - Newspapers (0.09%)
Ixia (a)	22,188	150	Dolan Media Co (a)	4,609	59
Starent Networks Corp (a)	14,600	356

		902	Recycling (0.06%)

			Metalico Inc (a)	9,028	42
See accompanying notes

106

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Healthcare (0.63%)			Schools (continued)
Ventas Inc	13,749 $	411	Capella Education Co (a)	3,580 $		215
			Corinthian Colleges Inc (a)	5,323		90
REITS - Office Property (0.16%)			K12 Inc (a)	3,755		81

BioMed Realty Trust Inc	10,132	104				461

Research & Development (0.23%)			Semiconductor Component - Integrated Circuits (1.40%)
Kendle International Inc (a)	5,785	71	Cirrus Logic Inc (a)	10,715		48
Parexel International Corp (a)	5,682	81	Hittite Microwave Corp (a)	16,160		562

		152	Power Integrations Inc	12,541		298

						908

Respiratory Products (1.00%)
ResMed Inc (a)	15,931	649	Semiconductor Equipment (0.28%)
			Amtech Systems Inc (a)	7,540		37
Retail - Apparel & Shoe (3.80%)			Varian Semiconductor Equipment
Aeropostale Inc (a)	16,370	561	Associates Inc (a)	5,978		143

Charming Shoppes Inc (a)	45,064	168				180

Chico's FAS Inc (a)	60,546	589	Software Tools (0.54%)
Childrens Place Retail Stores Inc/The (a)	12,169	321	ArcSight Inc (a)	19,800		352
J Crew Group Inc (a)	2,788	75
Phillips-Van Heusen Corp	14,628	420	Steel - Producers (0.34%)
Wet Seal Inc/The (a)	108,029	332	Steel Dynamics Inc	14,944		220

		2,466

			Superconductor Production & Systems (0.32%)
Retail - Auto Parts (0.03%)			American Superconductor Corp (a)	7,841		206
PEP Boys-Manny Moe & Jack	1,943	20
			Telecommunication Equipment (1.26%)
Retail - Catalog Shopping (0.11%)			Anaren Inc (a)	1,628		29
Coldwater Creek Inc (a)	11,412	69	Applied Signal Technology Inc	4,265		109
Retail - Discount (0.88%)			CommScope Inc (a)	9,490		249

99 Cents Only Stores (a)	42,013	571	Nice Systems Ltd ADR (a)	18,655		430

						817

Retail - Perfume & Cosmetics (0.49%)			Telecommunication Equipment - Fiber Optics (0.29%)
Ulta Salon Cosmetics & Fragrance Inc (a)	28,430	316	Harmonic Inc (a)	32,131		189

Retail - Restaurants (2.07%)			Telecommunication Services (1.49%)
BJ's Restaurants Inc (a)	14,430	243	Neutral Tandem Inc (a)	32,734		966
California Pizza Kitchen Inc (a)	7,677	102
Chipotle Mexican Grill Inc (a)	1,866	149	Theaters (0.52%)
Jack in the Box Inc (a)	8,353	188	Cinemark Holdings Inc	5,831		66
Panera Bread Co (a)	5,200	259	National CineMedia Inc	19,900		274

Texas Roadhouse Inc (a)	37,000	404				340

		1,345	Therapeutics (0.56%)

Retail - Sporting Goods (0.08%)			Allos Therapeutics Inc (a)	18,000		149
Big 5 Sporting Goods Corp	4,892	54	Isis Pharmaceuticals Inc (a)	10,567		174
			Medarex Inc (a)	4,746		40

Satellite Telecommunications (0.51%)						363

DigitalGlobe Inc (a)	9,963	191
			Toys (0.95%)
GeoEye Inc (a)	5,800	137

			Marvel Entertainment Inc (a)	17,273		615
		328

Schools (0.71%)
American Public Education Inc (a)	1,891	75

See accompanying notes

107

Schedule of Investments SmallCap Growth Account II June 30, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Transactional Software (0.11%)			Diversified Banking Institutions (continued)
Synchronoss Technologies Inc (a)	5,950 $	73	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Marine (0.12%)			0.08% dated 06/30/09 maturing 07/01/09
Genco Shipping & Trading Ltd	3,667	80	(collateralized by Sovereign Agency
			Issues; $307,000; 3.12% - 4.63%; dated
			12/06/10 - 10/10/12)	$ 301 $	301
Transport - Services (0.86%)			Investment in Joint Trading Account;
HUB Group Inc (a)	27,104	559	Morgan Stanley Repurchase Agreement;
			0.03% dated 06/30/09 maturing 07/01/09
Transport - Truck (0.88%)			(collateralized by Sovereign Agency
Landstar System Inc	12,536	450	Issues; $307,000; 2.38% - 5.00%; dated
Old Dominion Freight Line Inc (a)	3,673	123	02/25/11-06/25/14)	301	301

		573			1,654

Veterinary Diagnostics (0.49%)			TOTAL REPURCHASE AGREEMENTS	$ 1,654

Neogen Corp (a)	3,962	115	Total Investments	$ 62,703
VCA Antech Inc (a)	7,632	204	Other Assets in Excess of Liabilities, Net - 3.41%		2,215

		319	TOTAL NET ASSETS - 100.00%	$ 64,918

Web Hosting & Design (0.16%)
NIC Inc	15,544	105
			(a) Non-Income Producing Security

Wireless Equipment (2.43%)			(b) Rate shown is the discount rate.
InterDigital Inc (a)	5,142	126
RF Micro Devices Inc (a)	70,830	266	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
SBA Communications Corp (a)	25,095	616	of investments held by the account as of the period end were as follows:
Viasat Inc (a)	22,271	571

		1,579	Unrealized Appreciation	$ 6,852

TOTAL COMMON STOCKS	$ 60,347		Unrealized Depreciation		(9,383)

			Net Unrealized Appreciation (Depreciation)		(2,531)
	Principal		Cost for federal income tax purposes		65,234
	Amount	Value	All dollar amounts are shown in thousands (000's)
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.08%)			Portfolio Summary (unaudited)

Commercial Paper (1.08%)			Sector		Percent

Investment in Joint Trading Account; Federal
Home Loan Bank Discount Notes			Consumer, Non-cyclical		23.16%
0.01%, 7/ 1/2009 (b)	$ 702 $	702	Technology		18.33%

			Consumer, Cyclical		14.83%
TOTAL SHORT TERM INVESTMENTS	$ 702		Industrial		13.90%

			Communications		12.33%
REPURCHASE AGREEMENTS (2.55%)			Financial		7.41%
Diversified Banking Institutions (2.55%)			Energy		4.09%
Investment in Joint Trading Account; Bank			Basic Materials		1.24%
of America Repurchase Agreement; 0.05%			Mortgage Securities		1.08%
dated 06/30/09 maturing 07/01/09			Utilities		0.22%
(collateralized by Sovereign Agency			Other Assets in Excess of Liabilities, Net		3.41%

Issues; $767,000; 0.00% - 6.25%; dated			TOTAL NET ASSETS		100.00%

07/10/09 - 02/16/17)	$ 752 $	752
			Other Assets Summary (unaudited)

Investment in Joint Trading Account; Credit
Suisse Repurchase Agreement; 0.02%			Asset Type		Percent

dated 06/30/09 maturing 07/01/09			Futures		6.72%
(collateralized by US Treasury Note;
$307,000; 0.88%; dated 03/31/11)	300	300

See accompanying notes

108

Schedule of Investments
SmallCap Growth Account II
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	86	$ 4,446	$ 4,362	$ (84)
All dollar amounts are shown in thousands (000's)

See accompanying notes

109

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.61%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.29%)			Auto/Truck Parts & Equipment - Replacement
Ceradyne Inc (a)	17,800 $	314	(continued)
			Commercial Vehicle Group Inc (a)	4,100 $		6

Aerospace & Defense (0.20%)						395

Esterline Technologies Corp (a)	8,300	225	Broadcasting Services & Programming (0.10%)
			DG FastChannel Inc (a)	6,000		110
Aerospace & Defense Equipment (0.90%)
Curtiss-Wright Corp	9,200	274	Building - Heavy Construction (0.37%)
Ducommun Inc	9,400	177	Granite Construction Inc	8,600		286
Heico Corp	6,300	228	Tutor Perini Corp (a)	6,900		120

Moog Inc (a)	4,150	107				406

Triumph Group Inc	5,000	200

		986	Building - Maintenance & Service (0.04%)

			ABM Industries Inc	2,200		40
Agricultural Operations (0.21%)
Andersons Inc/The	7,600	228	Building - Mobile Home & Manufactured Housing (0.00%)
			Palm Harbor Homes Inc (a)	1,300		3
Airlines (1.15%)
Airtran Holdings Inc (a)	10,000	62	Building - Residential & Commercial (0.04%)
Alaska Air Group Inc (a)	4,300	78	Brookfield Homes Corp	400		2
Allegiant Travel Co (a)	3,500	139	Meritage Homes Corp (a)	1,300		24
Hawaiian Holdings Inc (a)	51,200	308	Standard Pacific Corp (a)	8,900		18

JetBlue Airways Corp (a)	10,600	45				44

Republic Airways Holdings Inc (a)	53,000	346	Building & Construction - Miscellaneous (0.22%)
Skywest Inc	23,900	244	Dycom Industries Inc (a)	14,800		164
US Airways Group Inc (a)	18,444	45	Layne Christensen Co (a)	3,800		78

		1,267				242

Apparel Manufacturers (0.65%)			Building & Construction Products -
Carter's Inc (a)	9,100	224	Miscellaneous (0.34%)
Maidenform Brands Inc (a)	13,800	158	Gibraltar Industries Inc	25,700		177
Oxford Industries Inc	600	7	Interline Brands Inc (a)	2,500		34
Quiksilver Inc (a)	3,300	6	NCI Building Systems Inc (a)	7,000		18
True Religion Apparel Inc (a)	8,900	199	Quanex Building Products Corp	10,950		123
Volcom Inc (a)	9,600	120	Trex Co Inc (a)	1,500		20

		714				372

Applications Software (0.24%)			Building Products - Air & Heating (0.53%)
American Reprographics Co (a)	7,300	61	AAON Inc	5,200		104
Progress Software Corp (a)	5,900	125	Comfort Systems USA Inc	46,975		481

Quest Software Inc (a)	5,700	79				585

		265	Building Products - Cement & Aggregate (0.02%)

Auto - Truck Trailers (0.00%)			US Concrete Inc (a)	9,200		18
Wabash National Corp	5,700	4
			Building Products - Doors & Windows (0.17%)
Auto/Truck Parts & Equipment - Original (0.19%)			Apogee Enterprises Inc	15,200		187
Lear Corp (a)	31,100	16
Spartan Motors Inc	16,900	191	Building Products - Wood (0.18%)

		207	Universal Forest Products Inc	5,900		195

Auto/Truck Parts & Equipment - Replacement (0.36%)			Cellular Telecommunications (0.40%)
ATC Technology Corp/IL (a)	26,800	389	Centennial Communications Corp (a)	7,123		59
			Syniverse Holdings Inc (a)	19,000		305

See accompanying notes

110

Schedule of Investments SmallCap Value Account I June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
Virgin Mobile USA Inc (a)	18,400 $	74	Financial Institutions Inc	4,000 $		55

		438	First Bancorp/Puerto Rico	36,800		145

Chemicals - Diversified (0.79%)			First Bancorp/Troy NC	2,600		41
Aceto Corp	12,200	81	First Commonwealth Financial Corp	15,050		95
Innophos Holdings Inc	21,700	367	First Community Bancshares Inc/VA	16,200		208
Innospec Inc	8,500	91	First Financial Bancorp	27,900		210
Olin Corp	15,625	186	First Financial Bankshares Inc	3,300		166
Rockwood Holdings Inc (a)	10,100	148	First Merchants Corp	5,500		44

		873	First Midwest Bancorp Inc/IL	22,500		164

			First South Bancorp Inc/Washington NC	1,400		16
Chemicals - Plastics (0.52%)			FirstMerit Corp	33,049		561
Schulman A Inc	21,875	331	FNB Corp/PA	78,200		484
Spartech Corp	25,700	236	Glacier Bancorp Inc	3,800		56

		567	Green Bankshares Inc	5,889		26

Chemicals - Specialty (1.25%)			Guaranty Bancorp (a)	10,200		19
HB Fuller Co	19,600	368	Hancock Holding Co	4,000		130
Minerals Technologies Inc	3,100	112	Hanmi Financial Corp	44,800		78
NewMarket Corp	4,300	290	Heartland Financial USA Inc	2,300		33
OM Group Inc (a)	5,200	151	Iberiabank Corp	12,800		504
Sensient Technologies Corp	16,900	381	Independent Bank Corp/Rockland MA	13,500		266
Zep Inc	5,600	67	Integra Bank Corp	5,400		6

		1,369	Lakeland Bancorp Inc	9,700		87

Circuit Boards (0.22%)			Lakeland Financial Corp	5,700		108
TTM Technologies Inc (a)	29,900	238	M&T Bank Corp	800		41
			MainSource Financial Group Inc	9,921		74
Collectibles (0.09%)			Nara Bancorp Inc	9,600		50
RC2 Corp (a)	7,300	97	National Penn Bancshares Inc	40,961		189
			NBT Bancorp Inc	11,600		252
Commercial Banks (9.51%)			Old National Bancorp/IN	16,000		157
1st Source Corp	5,010	87	Old Second Bancorp Inc	900		5
Alliance Financial Corp/NY	800	23	Oriental Financial Group Inc	8,300		81
Amcore Financial Inc	4,761	4	Pacific Capital Bancorp NA	14,800		32
Ameris Bancorp	5,540	35	Pacific Continental Corp	3,100		38
Bancfirst Corp	2,700	93	PacWest Bancorp	4,400		58
Banco Latinoamericano de Exportaciones SA	10,300	128	Park National Corp	600		34
Bank of the Ozarks Inc	7,700	167	Peoples Bancorp Inc/OH	5,065		86
Banner Corp	1,900	7	Prosperity Bancshares Inc	9,900		295
Cathay General Bancorp	4,300	41	Renasant Corp	10,450		157
Central Pacific Financial Corp	13,800	52	Republic Bancorp Inc/KY	4,735		107
Chemical Financial Corp	10,293	205	S&T Bancorp Inc	14,800		180
Citizens Republic Bancorp Inc (a)	44,555	32	SCBT Financial Corp	100		2
City Holding Co	14,200	431	Shore Bancshares Inc	1,100		20
Colonial BancGroup Inc/The	29,300	18	Sierra Bancorp	4,200		53
Columbia Banking System Inc	7,757	79	Simmons First National Corp	3,500		94
Community Bank System Inc	16,600	242	Southside Bancshares Inc	8,425		193
Community Trust Bancorp Inc	15,963	427	Southwest Bancorp Inc/Stillwater OK	7,100		69
CVB Financial Corp	95,550	570	Sterling Bancorp/NY	12,400		104
East West Bancorp Inc	11,200	73	Sterling Bancshares Inc/TX	23,950		152
Farmers Capital Bank Corp	2,400	60	Sterling Financial Corp/WA	30,920		90

See accompanying notes

111

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Computer Services (continued)
Suffolk Bancorp	2,500 $	64	SYKES Enterprises Inc (a)	8,000 $	145
Susquehanna Bancshares Inc	9,000	44	Virtusa Corp (a)	1,700	14

SVB Financial Group (a)	5,050	137			748

Trico Bancshares	10,000	155	Computers (0.01%)
Trustmark Corp	11,000	213	Palm Inc (a)	600	10
UCBH Holdings Inc	17,600	22
UMB Financial Corp	6,100	232	Computers - Integrated Systems (0.13%)
Umpqua Holdings Corp	14,893	116	Mercury Computer Systems Inc (a)	6,900	64
Union Bankshares Corp/VA	2,650	40	Netscout Systems Inc (a)	5,000	47
United Bankshares Inc	3,700	72	Radisys Corp (a)	3,200	29

United Community Banks Inc/GA	13,732	82			140

Washington Trust Bancorp Inc	4,900	87	Computers - Memory Devices (0.07%)
WesBanco Inc	6,800	99	Imation Corp	1,300	10
West Bancorporation Inc	7,600	38	Quantum Corp (a)	66,300	55
West Coast Bancorp/OR	14,400	29	Silicon Storage Technology Inc (a)	8,500	16

Westamerica Bancorporation	500	25			81

Wilshire Bancorp Inc	18,000	104
Yadkin Valley Financial Corp	500	3	Computers - Peripheral Equipment (0.05%)

		10,451	Electronics for Imaging Inc (a)	5,400	58

Commercial Services (0.73%)			Consulting Services (0.48%)
DynCorp International Inc (a)	19,800	332	CRA International Inc (a)	1,100	31
PHH Corp (a)	16,600	302	Forrester Research Inc (a)	1,800	44
TeleTech Holdings Inc (a)	11,200	170	Gartner Inc (a)	12,900	197

		804	MAXIMUS Inc	900	37

Commercial Services - Finance (1.47%)			Watson Wyatt Worldwide Inc	5,900	221

Advance America Cash Advance Centers Inc	12,800	57			530

Deluxe Corp	58,725	752	Consumer Products - Miscellaneous (1.08%)
Dollar Financial Corp (a)	21,628	298	American Greetings Corp	8,200	96
Global Cash Access Holdings Inc (a)	23,800	189	Blyth Inc	3,225	106
Heartland Payment Systems Inc	18,200	174	Central Garden and Pet Co - A Shares (a)	24,100	237
Wright Express Corp (a)	5,600	143	Central Garden and Pet Co (a)	13,100	144

		1,613	Helen of Troy Ltd (a)	13,700	230

Communications Software (0.08%)			Jarden Corp (a)	2,365	44
Digi International Inc (a)	2,700	26	Prestige Brands Holdings Inc (a)	22,000	135
SolarWinds Inc (a)	3,700	61	Tupperware Brands Corp	7,300	190

		87			1,182

Computer Aided Design (0.32%)			Containers - Metal & Glass (0.59%)
Aspen Technology Inc (a)	29,200	249	Greif Inc	5,450	241
Parametric Technology Corp (a)	8,380	98	Silgan Holdings Inc	8,300	407

		347			648

Computer Graphics (0.01%)			Containers - Paper & Plastic (0.70%)
Trident Microsystems Inc (a)	5,258	9	Rock-Tenn Co	20,100	767

Computer Services (0.68%)			Cosmetics & Toiletries (0.18%)
Ciber Inc (a)	39,600	123	Bare Escentuals Inc (a)	22,400	199
COMSYS IT Partners Inc (a)	400	2
Insight Enterprises Inc (a)	9,900	95	Data Processing & Management (0.10%)
Perot Systems Corp (a)	25,750	369	CSG Systems International Inc (a)	7,600	101

See accompanying notes

112

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Data Processing & Management (continued)			Electric Products - Miscellaneous (0.66%)
infoGROUP Inc	2,300 $	13	GrafTech International Ltd (a)	44,300 $	501

		114	Molex Inc	14,200	221

Decision Support Software (0.03%)					722

SPSS Inc (a)	1,100	37	Electronic Components - Miscellaneous (0.61%)
			Benchmark Electronics Inc (a)	25,800	372
Distribution & Wholesale (0.81%)			Methode Electronics Inc	11,100	78
Brightpoint Inc (a)	27,300	171	OSI Systems Inc (a)	5,575	116
Core-Mark Holding Co Inc (a)	9,000	235	Plexus Corp (a)	3,300	67
Houston Wire & Cable Co	2,200	26	Sanmina-SCI Corp (a)	42,565	19
School Specialty Inc (a)	6,400	129	Technitrol Inc	3,300	21

United Stationers Inc (a)	4,800	168			673

Watsco Inc	3,400	166

		895	Electronic Components - Semiconductors (1.56%)

			Amkor Technology Inc (a)	22,400	106
Diversified Manufacturing Operations (2.42%)			Applied Micro Circuits Corp (a)	16,550	135
Actuant Corp	7,800	95	DSP Group Inc (a)	10,100	68
Acuity Brands Inc	15,900	446	IXYS Corp	10,700	108
Ameron International Corp	6,800	456	Lattice Semiconductor Corp (a)	10,300	19
AO Smith Corp	5,100	166	PMC - Sierra Inc (a)	39,400	314
AZZ Inc (a)	6,800	234	QLogic Corp (a)	10,850	138
Barnes Group Inc	28,000	333	Semtech Corp (a)	7,300	116
Brink's Co/The	4,000	116	Silicon Laboratories Inc (a)	1,300	49
EnPro Industries Inc (a)	28,000	504	Skyworks Solutions Inc (a)	57,900	566
Koppers Holdings Inc	8,275	218	Zoran Corp (a)	8,700	95

Standex International Corp	1,500	18			1,714

Tredegar Corp	5,900	79

		2,665	Energy - Alternate Sources (0.03%)

			Headwaters Inc (a)	10,900	37
Diversified Operations (0.06%)
Compass Diversified Holdings	7,700	62	Engineering - Research & Development Services (0.63%)
			EMCOR Group Inc (a)	34,275	690
Diversified Operations & Commercial Services (0.13%)
Viad Corp	8,200	141	Enterprise Software & Services (1.36%)
			JDA Software Group Inc (a)	5,700	85
E-Commerce - Products (0.12%)			Mantech International Corp (a)	3,600	155
NutriSystem Inc	8,900	129	MedAssets Inc (a)	8,600	167
			MicroStrategy Inc (a)	3,550	179
Educational Software (0.09%)
			Sybase Inc (a)	18,000	564
Rosetta Stone Inc (a)	3,800	104
			SYNNEX Corp (a)	13,600	340

Electric - Integrated (3.32%)					1,490

Avista Corp	8,300	148	Entertainment Software (0.18%)
CH Energy Group Inc	1,800	84	Take-Two Interactive Software Inc (a)	20,500	194
Cleco Corp	14,000	314
El Paso Electric Co (a)	27,125	378	Fiduciary Banks (0.10%)
Portland General Electric Co	62,100	1,210	Boston Private Financial Holdings Inc	25,000	112
UIL Holdings Corp	6,400	144
Unisource Energy Corp	27,600	732	Finance - Consumer Loans (0.85%)
Westar Energy Inc	34,100	640	Encore Capital Group Inc (a)	6,200	82

		3,650	Nelnet Inc (a)	9,800	133

			Ocwen Financial Corp (a)	10,700	139

See accompanying notes

113

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (continued)			Food - Wholesale & Distribution (continued)
World Acceptance Corp (a)	29,100 $	579	Nash Finch Co	15,300 $	414

		933	Spartan Stores Inc	23,200	288

Finance - Credit Card (0.02%)					1,043

Advanta Corp - Class B	6,152	3	Footwear & Related Apparel (0.39%)
CompuCredit Corp (a)	6,700	15	Deckers Outdoor Corp (a)	2,000	141

		18	Skechers U.S.A. Inc (a)	5,600	55

Finance - Investment Banker & Broker (2.46%)			Steven Madden Ltd (a)	2,400	61
Evercore Partners Inc - Class A	5,700	112	Timberland Co/The (a)	13,000	172

Greenhill & Co Inc	2,350	170			429

Investment Technology Group Inc (a)	7,200	147	Funeral Services & Related Items (0.19%)
Knight Capital Group Inc (a)	46,225	788	Stewart Enterprises Inc	42,800	206
LaBranche & Co Inc (a)	7,600	32
MF Global Ltd (a)	5,600	33	Gambling (Non-Hotel) (0.19%)
optionsXpress Holdings Inc	13,700	213	Isle of Capri Casinos Inc (a)	15,300	204
Penson Worldwide Inc (a)	18,400	165
			Garden Products (0.04%)
Piper Jaffray Cos (a)	4,800	209
			Toro Co	1,600	48
Stifel Financial Corp (a)	12,200	587
SWS Group Inc	17,900	250	Gas - Distribution (3.09%)

		2,706	Laclede Group Inc/The	8,200	272

Finance - Leasing Company (0.15%)			New Jersey Resources Corp	28,150	1,043
Financial Federal Corp	8,250	170	Nicor Inc	8,300	287
			Northwest Natural Gas Co	2,175	96
Finance - Mortgage Loan/Banker (0.10%)			Piedmont Natural Gas Co Inc	6,600	159
Doral Financial Corp (a)	700	2	South Jersey Industries Inc	8,500	297
Federal Agricultural Mortgage Corp	22,139	107	Southwest Gas Corp	25,700	571

		109	WGL Holdings Inc	21,150	677

Finance - Other Services (0.06%)					3,402

BGC Partners Inc	17,700	67	Gold Mining (0.17%)
			Royal Gold Inc	4,500	188
Financial Guarantee Insurance (0.44%)
Assured Guaranty Ltd	30,300	375	Home Furnishings (0.41%)
MGIC Investment Corp	16,000	71	Ethan Allen Interiors Inc	4,300	44
Radian Group Inc	15,100	41	Furniture Brands International Inc	22,100	67

		487	Tempur-Pedic International Inc	26,000	340

Food - Canned (0.40%)					451

Del Monte Foods Co	18,200	171	Hotels & Motels (0.18%)
TreeHouse Foods Inc (a)	9,500	273	Choice Hotels International Inc	7,500	200

		444

Food - Miscellaneous/Diversified (0.73%)			Human Resources (0.28%)
American Italian Pasta Co (a)	5,300	154	AMN Healthcare Services Inc (a)	10,200	65
Chiquita Brands International Inc (a)	25,000	257	Cross Country Healthcare Inc (a)	9,700	67
Ralcorp Holdings Inc (a)	6,500	396	Kforce Inc (a)	9,900	82

		807	Spherion Corp (a)	21,700	89

					303

Food - Retail (0.01%)
Ruddick Corp	700	16	Identification Systems - Development (0.26%)
			Brady Corp	2,100	53
Food - Wholesale & Distribution (0.95%)
Fresh Del Monte Produce Inc (a)	21,000	341

See accompanying notes		114

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Identification Systems - Development			Machinery - Electrical (0.40%)
(continued)			Regal-Beloit Corp	11,000 $	437
Checkpoint Systems Inc (a)	14,925 $	234

		287	Machinery - General Industry (1.52%)

Instruments - Scientific (0.20%)			Altra Holdings Inc (a)	7,700	57
FEI Co (a)	9,400	215	Applied Industrial Technologies Inc	37,450	738
			Chart Industries Inc (a)	11,500	209
Insurance Brokers (0.03%)			Kadant Inc (a)	600	7
Crawford & Co (a)	6,700	32	Robbins & Myers Inc	3,100	60
			Tennant Co	800	15
Internet Content - Information & News (0.07%)			Wabtec Corp	18,200	585

Infospace Inc (a)	11,000	73			1,671

Internet Infrastructure Equipment (0.18%)			Machinery - Material Handling (0.10%)
Avocent Corp (a)	14,500	202	Cascade Corp	700	11
			Columbus McKinnon Corp/NY (a)	7,850	99

Internet Infrastructure Software (0.29%)					110

TIBCO Software Inc (a)	44,800	321
			Medical - Biomedical/Gene (0.90%)
Internet Security (0.09%)			Alexion Pharmaceuticals Inc (a)	4,600	189
SonicWALL Inc (a)	17,250	95	Arena Pharmaceuticals Inc (a)	1,600	8
			Bio-Rad Laboratories Inc (a)	4,000	302
Intimate Apparel (0.18%)			Celera Corp (a)	3,800	29
Warnaco Group Inc/The (a)	6,000	194	Emergent Biosolutions Inc (a)	7,500	107
			Halozyme Therapeutics Inc (a)	3,600	25
Investment Companies (0.52%)			Incyte Corp (a)	8,000	26
Allied Capital Corp	20,100	70	InterMune Inc (a)	900	14
American Capital Ltd	48,600	156	Maxygen Inc (a)	6,800	46
Fifth Street Finance Corp	2,700	27	PDL BioPharma Inc	6,200	49
MCG Capital Corp	22,301	54	Protalix BioTherapeutics Inc (a)	7,500	34
Patriot Capital Funding Inc	37,529	64	Seattle Genetics Inc (a)	4,900	48
Prospect Capital Corp	19,510	180	United Therapeutics Corp (a)	1,300	108

TICC Capital Corp	4,800	21			985

		572

			Medical - Drugs (0.41%)
Investment Management & Advisory Services (0.15%)			Auxilium Pharmaceuticals Inc (a)	2,900	91
National Financial Partners Corp	21,600	158	Cadence Pharmaceuticals Inc (a)	2,800	28
Virtus Investment Partners Inc (a)	170	3	Medivation Inc (a)	1,700	38

		161	Pharmasset Inc (a)	1,300	15

Lasers - Systems & Components (0.05%)			Savient Pharmaceuticals Inc (a)	7,200	100
Newport Corp (a)	100	1	Valeant Pharmaceuticals International (a)	4,100	105
Rofin-Sinar Technologies Inc (a)	2,625	52	Viropharma Inc (a)	13,259	79

		53			456

Life & Health Insurance (0.88%)			Medical - Generic Drugs (0.04%)
American Equity Investment Life Holding Co	21,000	117	Par Pharmaceutical Cos Inc (a)	3,000	45
Conseco, Inc. (a)	39,600	94
Delphi Financial Group Inc	31,500	612	Medical - HMO (1.43%)
Phoenix Cos Inc/The	3,500	6	AMERIGROUP Corp (a)	24,400	655
Protective Life Corp	12,000	137	Centene Corp (a)	9,400	188

		966	Healthspring Inc (a)	29,025	315

			Magellan Health Services Inc (a)	5,900	194
			Molina Healthcare Inc (a)	6,100	146

See accompanying notes

115

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Networking Products (1.49%)
Triple-S Management Corp (a)	1,200 $	19	3Com Corp (a)	220,400 $	1,038
WellCare Health Plans Inc (a)	2,900	53	Adaptec Inc (a)	9,500	25

		1,570	Anixter International Inc (a)	7,400	278

Medical - Hospitals (0.05%)			Black Box Corp	5,300	178
Medcath Corp (a)	5,100	60	Netgear Inc (a)	1,500	22
			Polycom Inc (a)	4,600	93

Medical - Outpatient & Home Medical Care (0.50%)					1,634

Continucare Corp (a)	1,200	3	Non-Ferrous Metals (0.09%)
Gentiva Health Services Inc (a)	22,400	369	Horsehead Holding Corp (a)	7,600	56
Res-Care Inc (a)	12,600	180	USEC Inc (a)	8,800	47

		552			103

Medical Information Systems (0.03%)			Non-Hazardous Waste Disposal (0.01%)
Medidata Solutions Inc (a)	1,700	28	Waste Services Inc (a)	2,000	10

Medical Instruments (0.14%)			Office Furnishings - Original (0.40%)
Conmed Corp (a)	10,200	158	Herman Miller Inc	12,100	185
			Knoll Inc	32,800	249

Medical Products (0.44%)
					434

Invacare Corp	22,600	399
PSS World Medical Inc (a)	4,600	85	Office Supplies & Forms (0.06%)

		484	ACCO Brands Corp (a)	4,700	13

			Ennis Inc	3,800	48

Medical Sterilization Products (0.11%)
					61

STERIS Corp	4,700	123
			Oil - Field Services (0.56%)
Metal Processors & Fabrication (0.77%)			Cal Dive International Inc (a)	64,300	555
Ampco-Pittsburgh Corp	700	16	RPC Inc	6,562	55
CIRCOR International Inc	5,000	118	Trico Marine Services Inc/United States (a)	2,200	7

Haynes International Inc (a)	3,900	92			617

Mueller Industries Inc	10,325	215
			Oil & Gas Drilling (0.12%)
RTI International Metals Inc (a)	5,100	90	Parker Drilling Co (a)	23,475	102
Sun Hydraulics Corp	5,600	91	Pioneer Drilling Co (a)	5,800	28

Worthington Industries Inc	17,200	220			130

		842

			Oil Company - Exploration & Production (1.50%)
Miscellaneous Manufacturers (0.07%)			ATP Oil & Gas Corp (a)	33,800	235
American Railcar Industries Inc	4,816	40	Comstock Resources Inc (a)	7,700	254
Movado Group Inc	3,200	33	Delta Petroleum Corp (a)	30,300	58
Portec Rail Products Inc	500	5	EXCO Resources Inc (a)	23,900	309

		78	Gulfport Energy Corp (a)	3,200	22

MRI - Medical Diagnostic Imaging (0.02%)			Harvest Natural Resources Inc (a)	8,400	37
Alliance HealthCare Services Inc (a)	2,700	20	McMoRan Exploration Co (a)	25,600	153
			Parallel Petroleum Corp (a)	4,500	9
Multilevel Direct Selling (0.22%)			Rosetta Resources Inc (a)	15,200	133
Nu Skin Enterprises Inc	15,500	237	Swift Energy Co (a)	18,950	315
Multi-Line Insurance (0.06%)			Toreador Resources Corp	4,000	27
Horace Mann Educators Corp	6,300	63	Vaalco Energy Inc (a)	24,000	102

					1,654

Multimedia (0.02%)			Oil Field Machinery & Equipment (0.14%)
Journal Communications Inc	23,700	25	Complete Production Services Inc (a)	6,500	41

See accompanying notes

116

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Field Machinery & Equipment (continued)			Property & Casualty Insurance (continued)
Lufkin Industries Inc	2,800 $	118	SeaBright Insurance Holdings Inc (a)	7,700 $	78

		159	Selective Insurance Group	27,425	350

Oil Refining & Marketing (0.23%)			Tower Group Inc	1,392	35
Delek US Holdings Inc	5,400	46	Zenith National Insurance Corp	7,600	165

Holly Corp	6,575	118			3,628

Western Refining Inc	13,200	93	Publicly Traded Investment Fund (0.04%)

		257	Kayne Anderson Energy Development Co	3,300	44

Paper & Related Products (0.36%)			Publishing - Newspapers (0.02%)
Buckeye Technologies Inc (a)	41,900	188	AH Belo Corp	13,500	13
Schweitzer-Mauduit International Inc	7,600	207	Lee Enterprises Inc	11,100	6

		395			19

Physical Therapy & Rehabilitation Centers (0.32%)			Quarrying (0.41%)
Healthsouth Corp (a)	18,600	268	Compass Minerals International Inc	8,300	456
RehabCare Group Inc (a)	3,500	84

		352	Racetracks (0.08%)

Poultry (0.22%)			International Speedway Corp	3,326	85
Sanderson Farms Inc	5,400	243
			Radio (0.05%)
Power Converter & Supply Equipment (0.07%)			Cumulus Media Inc (a)	35,400	33
Advanced Energy Industries Inc (a)	6,300	57	Entercom Communications Corp	12,100	18

PowerSecure International Inc (a)	4,000	17			51

		74	Real Estate Operator & Developer (0.07%)

Precious Metals (0.04%)			Government Properties Income Trust (a)	3,600	74
Coeur d'Alene Mines Corp (a)	3,500	43
			Recreational Vehicles (0.16%)
Printing - Commercial (0.15%)			Polaris Industries Inc	5,400	173
Consolidated Graphics Inc (a)	5,700	99
Valassis Communications Inc (a)	10,000	61	Recycling (0.07%)

		160	Metalico Inc (a)	16,000	75

Private Corrections (0.12%)			Reinsurance (2.00%)
Geo Group Inc/The (a)	7,200	134	Argo Group International Holdings Ltd (a)	8,621	243
			Aspen Insurance Holdings Ltd	29,750	664
Property & Casualty Insurance (3.30%)			Max Capital Group Ltd	19,600	362
American Physicians Capital Inc	6,900	270	Platinum Underwriters Holdings Ltd	29,300	838
American Safety Insurance Holdings Ltd (a)	300	4	Validus Holdings Ltd	4,400	97

Amerisafe Inc (a)	43,900	683			2,204

Amtrust Financial Services Inc	20,200	230
Employers Holdings Inc	7,300	99	REITS - Apartments (0.33%)
FPIC Insurance Group Inc (a)	5,100	156	American Campus Communities Inc	9,100	202
Hallmark Financial Services (a)	4,700	34	Associated Estates Realty Corp	5,800	34
Harleysville Group Inc	4,800	135	Education Realty Trust Inc	8,100	35
Infinity Property & Casualty Corp	3,500	128	Home Properties Inc	2,600	89

Meadowbrook Insurance Group Inc	9,400	61			360

Navigators Group Inc (a)	7,000	311	REITS - Diversified (0.89%)
PMA Capital Corp (a)	33,200	151	Colonial Properties Trust	27,600	204
ProAssurance Corp (a)	5,125	237	Entertainment Properties Trust	17,825	367
RLI Corp	1,200	54	Lexington Realty Trust	107,293	365
Safety Insurance Group Inc	14,625	447

See accompanying notes

117

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Diversified (continued)			REITS - Shopping Centers (continued)
PS Business Parks Inc	900 $	44	Developers Diversified Realty Corp	19,900 $	97

		980	Equity One Inc	5,900	78

REITS - Healthcare (1.70%)			Inland Real Estate Corp	16,300	114
LTC Properties Inc	11,500	235	Saul Centers Inc	10,800	319
Medical Properties Trust Inc	24,300	148	Urstadt Biddle Properties Inc	4,100	58

Omega Healthcare Investors Inc	35,300	548			778

Senior Housing Properties Trust	57,500	938	REITS - Single Tenant (0.83%)

		1,869	National Retail Properties Inc	50,025	868

REITS - Hotels (0.64%)			Realty Income Corp	1,850	40

Ashford Hospitality Trust Inc	20,900	59			908

DiamondRock Hospitality Co	32,000	200	REITS - Storage (0.22%)
Hersha Hospitality Trust	9,700	24	Extra Space Storage Inc	29,500	246
Hospitality Properties Trust	12,500	149
LaSalle Hotel Properties	9,200	114	REITS - Warehouse & Industrial (0.49%)
Strategic Hotels & Resorts Inc	30,200	33	DCT Industrial Trust Inc	64,000	261
Sunstone Hotel Investors Inc	24,020	128	First Potomac Realty Trust	28,400	277

		707			538

REITS - Manufactured Homes (0.46%)			Rental - Auto & Equipment (1.05%)
Equity Lifestyle Properties Inc	9,800	364	Aaron's Inc	800	24
Sun Communities Inc	10,600	146	Dollar Thrifty Automotive Group Inc (a)	9,900	138

		510	Electro Rent Corp	700	7

			Rent-A-Center Inc/TX (a)	55,325	986

REITS - Mortgage (1.08%)					1,155

Anthracite Capital Inc	48,500	30
Anworth Mortgage Asset Corp	29,700	214	Research & Development (0.13%)
Arbor Realty Trust Inc	8,600	15	Kendle International Inc (a)	12,000	147
Capital Trust Inc/NY	3,803	6
			Retail - Apparel & Shoe (2.46%)
Cypress Sharpridge Investments Inc (a)	6,700	80
			Brown Shoe Co Inc	12,950	94
Invesco Mortgage Capital Inc (a)	1,500	29
			Buckle Inc/The	8,800	280
MFA Mortgage Investments Inc	97,537	675
			Cato Corp/The	16,400	286
NorthStar Realty Finance Corp	38,732	110
			Childrens Place Retail Stores Inc/The (a)	8,600	227
Resource Capital Corp	10,100	32

			Collective Brands Inc (a)	13,800	201
		1,191

			Dress Barn Inc (a)	12,800	183
REITS - Office Property (0.82%)			Finish Line Inc/The	19,700	146
BioMed Realty Trust Inc	32,550	333	Genesco Inc (a)	2,100	39
Corporate Office Properties Trust SBI MD	5,400	158	Gymboree Corp (a)	9,400	334
Douglas Emmett Inc	2,600	23	HOT Topic Inc (a)	24,600	180
Highwoods Properties Inc	5,400	121	JOS A Bank Clothiers Inc (a)	15,900	548
Parkway Properties Inc/Md	20,600	268	Shoe Carnival Inc (a)	6,900	82

		903	Stage Stores Inc	9,325	104

REITS - Regional Malls (0.41%)					2,704

CBL & Associates Properties Inc	48,200	260	Retail - Automobile (0.34%)
Glimcher Realty Trust	30,300	88	Asbury Automotive Group Inc	11,900	122
Pennsylvania Real Estate Investment Trust	21,400	107	Group 1 Automotive Inc	6,100	158

		455	Rush Enterprises Inc - Class A (a)	2,900	34

REITS - Shopping Centers (0.71%)			Sonic Automotive Inc	5,700	58

Acadia Realty Trust	2,500	33			372

Cedar Shopping Centers Inc	17,425	79

See accompanying notes

118

Schedule of Investments SmallCap Value Account I June 30, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Retail - Computer Equipment (0.14%)				Savings & Loans - Thrifts (continued)
PC Connection Inc (a)	6,400 $		34	First Defiance Financial Corp	1,500 $	19
PC Mall Inc (a)	2,600		17	First Financial Holdings Inc	4,800	45
Systemax Inc (a)	9,000		107	First Niagara Financial Group Inc	52,046	594

			158	Flushing Financial Corp	5,000	47

Retail - Convenience Store (0.24%)				Provident Financial Services Inc	17,100	156
Casey's General Stores Inc	1,100		28	United Community Financial Corp/OH	25,779	28
Pantry Inc/The (a)	14,300		238	Waterstone Financial Inc (a)	200	1

			266	WSFS Financial Corp	3,800	104

						1,438

Retail - Fabric Store (0.04%)
Jo-Ann Stores Inc (a)	1,900		39	Schools (0.13%)
				Bridgepoint Education Inc (a)	8,400	143
Retail - Hair Salons (0.09%)
Regis Corp	5,400		94	Seismic Data Collection (0.23%)
				Dawson Geophysical Co (a)	3,800	113
Retail - Jewelry (0.05%)				ION Geophysical Corp (a)	53,100	137
Zale Corp (a)	16,600		57	TGC Industries Inc (a)	1,500	7

						257

Retail - Leisure Products (0.05%)
Steinway Musical Instruments (a)	5,300		57	Semiconductor Component - Integrated Circuits (0.21%)
				Cirrus Logic Inc (a)	12,100	55
Retail - Pawn Shops (0.84%)				Pericom Semiconductor Corp (a)	2,800	24
Cash America International Inc	25,300		592	Sigma Designs Inc (a)	8,500	136
Ezcorp Inc (a)	15,300		165	TriQuint Semiconductor Inc (a)	3,827	20

First Cash Financial Services Inc (a)	9,700		170			235

			927	Semiconductor Equipment (0.28%)

Retail - Pet Food & Supplies (0.06%)				Brooks Automation Inc (a)	4,600	20
PetMed Express Inc	4,200		63	Cohu Inc	1,200	11
				Entegris Inc (a)	39,439	107
Retail - Petroleum Products (0.51%)				Kulicke & Soffa Industries Inc (a)	10,100	35
World Fuel Services Corp	13,600		561	MKS Instruments Inc (a)	10,600	140

						313

Retail - Restaurants (0.89%)
Bob Evans Farms Inc	100		3	Steel - Producers (0.12%)
CEC Entertainment Inc (a)	15,600		460	Schnitzer Steel Industries Inc	2,400	127
Cracker Barrel Old Country Store Inc	2,400		67	Telecommunication Equipment (1.16%)
Einstein Noah Restaurant Group Inc (a)	1,600		14	Arris Group Inc (a)	56,085	682
Jack in the Box Inc (a)	11,527		259	CPI International Inc (a)	1,600	14
Ruby Tuesday Inc (a)	24,800		165	Plantronics Inc	18,300	346

Ruth's Hospitality Group Inc (a)	1,800		6	Symmetricom Inc (a)	7,000	40

			974	Tekelec (a)	11,700	197

Rubber & Plastic Products (0.07%)						1,279

Myers Industries Inc	8,800		73	Telecommunication Equipment - Fiber Optics (0.21%)
Satellite Telecommunications (0.24%)				Harmonic Inc (a)	38,737	228
DigitalGlobe Inc (a)	14,000		269	Telecommunication Services (0.73%)
Savings & Loans - Thrifts (1.31%)				Consolidated Communications Holdings Inc	3,200	37
Berkshire Hills Bancorp Inc	3,500		73	Harris Stratex Networks Inc (a)	24,500	159
Brookline Bancorp Inc	18,500		172	Iowa Telecommunications Services Inc	5,900	74
Dime Community Bancshares	21,825		199	MasTec Inc (a)	14,300	168

See accompanying notes

119

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Services (continued)			Transport - Truck (continued)
Premiere Global Services Inc (a)	21,900 $	237	Heartland Express Inc	7,700 $	113
USA Mobility Inc	10,000	128	Knight Transportation Inc	1,300	22

		803	Marten Transport Ltd (a)	7,200	149

Telephone - Integrated (0.43%)			Saia Inc (a)	2,500	45

Atlantic Tele-Network Inc	2,700	106			519

Cincinnati Bell Inc (a)	130,225	370	Water (0.25%)

		476	American States Water Co	3,300	114

Television (0.10%)			California Water Service Group	4,500	166

LIN TV Corp (a)	15,900	27			280

Sinclair Broadcast Group Inc	45,500	88	Web Portals (0.63%)

		115	Earthlink Inc	29,000	215

Textile - Apparel (0.08%)			United Online Inc	73,912	481

Perry Ellis International Inc (a)	12,650	92			696

			Wire & Cable Products (0.28%)
Theaters (0.05%)			Belden Inc	4,400	73
Carmike Cinemas Inc	6,600	55	Encore Wire Corp	11,000	235

					308

Therapeutics (0.07%)
Cypress Bioscience Inc (a)	3,000	28	Wireless Equipment (0.15%)
Questcor Pharmaceuticals Inc (a)	10,100	51	Novatel Wireless Inc (a)	18,400	166

		79	TOTAL COMMON STOCKS	$ 105,109

Tobacco (0.10%)			SHORT TERM INVESTMENTS (1.09%)
Universal Corp/VA	3,409	113	Commercial Paper (1.09%)
			Investment in Joint Trading Account; Federal
Toys (0.50%)			Home Loan Bank Discount Notes
Jakks Pacific Inc (a)	42,700	548	0.01%, 7/ 1/2009 (b)	$ 1,201 $	1,202

			TOTAL SHORT TERM INVESTMENTS	$ 1,202

Transport - Air Freight (0.17%)			REPURCHASE AGREEMENTS (2.58%)
Atlas Air Worldwide Holdings Inc (a)	7,900	183
			Diversified Banking Institutions (2.58%)
Transport - Equipment & Leasing (0.09%)			Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.05%
Aircastle Ltd	14,000	103	dated 06/30/09 maturing 07/01/09
			(collateralized by Sovereign Agency
Transport - Marine (0.93%)			Issues; $1,313,000; 0.00% - 6.25%; dated
American Commercial Lines Inc (a)	3,300	51	07/10/09 - 02/16/17)	$ 1,287 $	1,287
DHT Maritime Inc	4,000	21	Investment in Joint Trading Account; Credit
Gulfmark Offshore Inc (a)	18,400	508	Suisse Repurchase Agreement; 0.02%
			dated 06/30/09 maturing 07/01/09
Horizon Lines Inc	11,100	43	(collateralized by US Treasury Note;
International Shipholding Corp	1,700	46	$525,000; 0.88%; dated 03/31/11)	515	515
Knightsbridge Tankers Ltd	9,100	124	Investment in Joint Trading Account;
Nordic American Tanker Shipping	2,300	73	Deutsche Bank Repurchase Agreement;
TBS International Ltd (a)	20,200	158	0.08% dated 06/30/09 maturing 07/01/09

			(collateralized by Sovereign Agency
		1,024	Issues; $525,000; 3.12% - 4.63%; dated

Transport - Services (0.06%)			12/06/10 - 10/10/12)	515	515
Pacer International Inc	26,500	59
PHI Inc (a)	100	2

		61

Transport - Truck (0.47%)
Arkansas Best Corp	7,200	190

See accompanying notes		120

Schedule of Investments SmallCap Value Account I June 30, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Diversified Banking Institutions (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.03% dated 06/30/09 maturing 07/01/09
(collateralized by Sovereign Agency
Issues; $525,000; 2.38% - 5.00%; dated
02/25/11-06/25/14)	$ 515 $	515

2,832

TOTAL REPURCHASE AGREEMENTS	$ 2,832

Total Investments	$ 109,143
Other Assets in Excess of Liabilities, Net - 0.72%		793

TOTAL NET ASSETS - 100.00%	$ 109,936

(a)	Non-Income Producing Security

(b)	Rate shown is the discount rate.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$ 9,019
Unrealized Depreciation	(42,544)

Net Unrealized Appreciation (Depreciation)	(33,525)
Cost for federal income tax purposes	142,668
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	33.17%
Industrial	14.61%
Consumer, Non-cyclical	13.28%
Consumer, Cyclical	11.87%
Utilities	6.67%
Communications	6.48%
Technology	5.43%
Basic Materials	3.75%
Energy	2.83%
Mortgage Securities	1.09%
Diversified	0.06%
Exchange Traded Funds	0.04%
Other Assets in Excess of Liabilities, Net	0.72%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.07%

See accompanying notes

121

Schedule of Investments
SmallCap Value Account I
June 30, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; September 2009	Buy	110	$ 5,697	$ 5,579	$ (118)
All dollar amounts are shown in thousands (000's)

See accompanying notes

122

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Diversified International Account

Class 1 shares

Net Asset Value, Beginning of Period	$9.25	$21.67	$20.64	$16.83	$13.75	$11.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.31	0.30	0.25	0.18	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(8.44)	2.96	4.31	3.05	2.22

Total From Investment Operations	0.38	(8.13)	3.26	4.56	3.23	2.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)	(0.30)	(0.21)	(0.23)	(0.15)	(0.12)
Distributions from Realized Gains	–	(3.99)	(2.02)	(0.52)	–	–

Total Dividends and Distributions	(0.32)	(4.29)	(2.23)	(0.75)	(0.15)	(0.12)

Net Asset Value, End of Period	$9.31	$9.25	$21.67	$20.64	$16.83	$13.75

Total Return(c)	3.98%(d)	(46.22)%	16.09%	27.96%	23.79%	21.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$294,568	$286,421	$576,345	$409,020	$293,647	$226,753
Ratio of Expenses to Average Net Assets	0.96%(e)	0.92%(f)	0.90%(f)	0.91%	0.97%	0.96%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	0.97%(g)	0.97%(h)
Ratio of Net Investment Income to Average Net Assets	3.26%(e)	2.07%	1.41%	1.34%	1.27%	1.39%
Portfolio Turnover Rate	111.1%(e)	100.4%	113.8%(i)	107.0%	121.2%	170.1%

	2009(a)	2008	2007(j)

Diversified International Account

Class 2 shares

Net Asset Value, Beginning of Period	$9.27	$21.71	$20.27
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13	0.31	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.22	(8.51)	3.38

Total From Investment Operations	0.35	(8.20)	3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)	(0.25)	(0.15)
Distributions from Realized Gains	–	(3.99)	(2.02)

Total Dividends and Distributions	(0.25)	(4.24)	(2.17)

Net Asset Value, End of Period	$9.37	$9.27	$21.71

Total Return(c)	3.75%(d)	(46.37)%	18.09%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,987	$2,338	$8,072
Ratio of Expenses to Average Net Assets	1.21%(e)	1.17%(f)	1.15%(e),(f)
Ratio of Net Investment Income to Average Net Assets	2.94%(e)	1.91%	1.09%(e)
Portfolio Turnover Rate	111.1%(e)	100.4%	113.8%(i)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

(h)	Expense ratio without commission rebates and reimbursement from custodian.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

123

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Equity Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$11.60	$19.32	$19.39	$17.64	$16.26	$13.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18	0.44	0.40	0.32	0.40	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(6.53)	0.66	2.71	1.26	2.30

Total From Investment Operations	(0.11)	(6.09)	1.06	3.03	1.66	2.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)	(0.41)	(0.20)	(0.33)	(0.28)	(0.26)
Distributions from Realized Gains	–	(1.22)	(0.93)	(0.95)	–	–

Total Dividends and Distributions	(0.43)	(1.63)	(1.13)	(1.28)	(0.28)	(0.26)

Net Asset Value, End of Period	$11.06	$11.60	$19.32	$19.39	$17.64	$16.26

Total Return(c)	(0.98)%(d)	(33.94)%	5.24%	18.17%	10.27%	19.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$316,984	$304,321	$513,914	$296,113	$237,482	$189,517
Ratio of Expenses to Average Net Assets	0.55%(e)	0.51%(f)	0.49%(f)	0.66%	0.66%	0.67%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.66%(g)	0.66%(g)	0.67%(g)
Ratio of Net Investment Income to Average Net Assets	3.49%(e)	2.86%	2.01%	1.74%	2.40%	2.15%
Portfolio Turnover Rate	57.1%(e)	86.8%	84.0%(h)	87.0%	46.0%	26.0%

	2009(a)	2008	2007	2006	2005	2004

Equity Income Account

Class 2 shares

Net Asset Value, Beginning of Period	$11.50	$19.17	$19.24	$17.53	$16.18	$13.85
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17	0.40	0.34	0.27	0.36	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	(6.49)	0.67	2.69	1.24	2.30

Total From Investment Operations	(0.12)	(6.09)	1.01	2.96	1.60	2.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.36)	(0.15)	(0.30)	(0.25)	(0.25)
Distributions from Realized Gains	–	(1.22)	(0.93)	(0.95)	–	–

Total Dividends and Distributions	(0.38)	(1.58)	(1.08)	(1.25)	(0.25)	(0.25)

Net Asset Value, End of Period	$11.00	$11.50	$19.17	$19.24	$17.53	$16.18

Total Return(c)	(1.10)%(d)	(34.12)%	5.00%	17.86%	9.97%	18.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,080	$34,738	$76,666	$70,163	$41,976	$24,094
Ratio of Expenses to Average Net Assets	0.80%(e)	0.76%(f)	0.74%(f)	0.91%	0.91%	0.92%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.91%(g)	0.91%(g)	0.92%(g)
Ratio of Net Investment Income to Average Net Assets	3.25%(e)	2.57%	1.74%	1.49%	2.15%	1.90%
Portfolio Turnover Rate	57.1%(e)	86.8%	84.0%(h)	87.0%	46.0%	26.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

See accompanying notes.

124

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$9.36	$10.46	$10.55	$10.69	$11.08	$11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.31	0.59	0.60	0.61	0.60	0.61
Net Realized and Unrealized Gain (Loss) on Investments	0.52	(0.93)	0.01	(0.13)	(0.34)	(0.03)

Total From Investment Operations	0.83	(0.34)	0.61	0.48	0.26	0.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.62)	(0.75)	(0.68)	(0.61)	(0.65)	(0.68)
Distributions from Realized Gains	(0.01)	(0.01)	(0.02)	(0.01)	–	–

Total Dividends and Distributions	(0.63)	(0.76)	(0.70)	(0.62)	(0.65)	(0.68)

Net Asset Value, End of Period	$9.56	$9.36	$10.46	$10.55	$10.69	$11.08

Total Return(c)	9.02%(d)	(3.47)%	5.90%	4.90%	2.40%	5.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$159,943	$120,854	$170,478	$182,728	$185,140	$185,570
Ratio of Expenses to Average Net Assets	0.51%(e)	0.51%(f)	0.50%(f)	0.54%	0.54%	0.55%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.54%(g)	0.54%(g)	0.55%(g)
Ratio of Net Investment Income to Average Net Assets	6.46%(e)	5.93%	5.76%	5.79%	5.50%	5.53%
Portfolio Turnover Rate	26.5%(e)	13.9%	9.1%	24.0%	13.0%	20.0%

	2009(a)	2008	2007	2006	2005	2004

Income Account

Class 2 shares

Net Asset Value, Beginning of Period	$9.30	$10.40	$10.49	$10.62	$11.01	$11.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.29	0.56	0.59	0.58	0.57	0.58
Net Realized and Unrealized Gain (Loss) on Investments	0.53	(0.92)	(0.01)	(0.12)	(0.34)	(0.03)

Total From Investment Operations	0.82	(0.36)	0.58	0.46	0.23	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.58)	(0.73)	(0.65)	(0.58)	(0.62)	(0.66)
Distributions from Realized Gains	(0.01)	(0.01)	(0.02)	(0.01)	–	–

Total Dividends and Distributions	(0.59)	(0.74)	(0.67)	(0.59)	(0.62)	(0.66)

Net Asset Value, End of Period	$9.53	$9.30	$10.40	$10.49	$10.62	$11.01

Total Return(c)	8.98%(d)	(3.75)%	5.77%	4.59%	2.06%	5.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,054	$7,912	$13,390	$16,474	$20,374	$23,358
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%(f)	0.75%(f)	0.79%	0.79%	0.80%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.79%(g)	0.79%(g)	0.80%(g)
Ratio of Net Investment Income to Average Net Assets	6.22%(e)	5.66%	5.68%	5.54%	5.25%	5.28%
Portfolio Turnover Rate	26.5%(e)	13.9%	9.1%	24.0%	13.0%	20.0%
(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

125

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LargeCap Blend Account II

Class 1 shares

Net Asset Value, Beginning of Period	$4.88	$12.59	$12.46	$11.19	$10.73	$10.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.10	0.12	0.13	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.27	(3.07)	0.55	1.56	0.40	0.92

Total From Investment Operations	0.31	(2.97)	0.67	1.69	0.50	1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.15)	(0.09)	(0.08)	–	(0.11)
Distributions from Realized Gains	–	(4.59)	(0.45)	(0.34)	(0.04)	(0.58)

Total Dividends and Distributions	(0.10)	(4.74)	(0.54)	(0.42)	(0.04)	(0.69)

Net Asset Value, End of Period	$5.09	$4.88	$12.59	$12.46	$11.19	$10.73

Total Return(c)	6.29%(d)	(36.41)%	5.21%	15.72%	4.74%	10.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$157,703	$159,837	$271,426	$202,369	$135,072	$90,751
Ratio of Expenses to Average Net Assets	0.78%(e)	0.77%(j)	0.74%(j)	0.76%	0.78%	0.76%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	–	–	0.78%(g)
Ratio of Net Investment Income to Average Net Assets	1.82%(e)	1.30%	0.96%	1.09%	0.96%	1.23%
Portfolio Turnover Rate	51.7%(e)	62.7%	80.0%(h)	50.7%	44.1%	75.6%

	2009(a)	2008	2007(i)

LargeCap Blend Account II

Class 2 shares

Net Asset Value, Beginning of Period	$4.89	$12.59	$12.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(3.07)	0.59

Total From Investment Operations	0.29	(2.99)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	(0.12)	(0.06)
Distributions from Realized Gains	–	(4.59)	(0.45)

Total Dividends and Distributions	(0.07)	(4.71)	(0.51)

Net Asset Value, End of Period	$5.11	$4.89	$12.59

Total Return(c)	5.87%(d)	(36.50)%	5.28%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$774	$875	$2,727
Ratio of Expenses to Average Net Assets	1.03%(e)	1.02%(j)	0.99%(e),(j)
Ratio of Net Investment Income to Average Net Assets	1.58%(e)	1.00%	0.69%(e)
Portfolio Turnover Rate	51.7%(e)	62.7%	80.0%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007. (j) Reflects Manager's contractual expense limit.

See accompanying notes.

126

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

LargeCap Growth Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.14	$17.92	$14.57	$13.29	$11.94	$10.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01	0.07	0.05	0.09	0.03	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(7.78)	3.33	1.23	1.40	0.95

Total From Investment Operations	0.39	(7.71)	3.38	1.32	1.43	1.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)	(0.03)

Total Dividends and Distributions	(0.08)	(0.07)	(0.03)	(0.04)	(0.08)	(0.03)

Net Asset Value, End of Period	$10.45	$10.14	$17.92	$14.57	$13.29	$11.94

Total Return(c)	3.86%(d)	(43.16)%	23.20%	9.92%	12.09%	9.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$187,858	$173,642	$395,726	$128,867	$124,254	$134,956
Ratio of Expenses to Average Net Assets	0.70%(e)	0.69%(f)	0.68%(f)	0.61%	0.62%	0.60%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.60%(g)
Ratio of Net Investment Income to Average Net Assets	0.30%(e)	0.50%	0.34%	0.63%	0.26%	0.67%
Portfolio Turnover Rate	115.1%(e)	87.6%	105.4%(h)	99.3%	78.3%	122.4%

	2009(a)	2008	2007(i)

LargeCap Growth Account

Class 2 shares

Net Asset Value, Beginning of Period	$10.13	$17.90	$14.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.39	(7.78)	3.26

Total From Investment Operations	0.39	(7.74)	3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	(0.03)	–

Total Dividends and Distributions	(0.04)	(0.03)	–

Net Asset Value, End of Period	$10.48	$10.13	$17.90

Total Return(c)	3.82%(d)	(43.30)%	22.35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$580	$538	$1,372
Ratio of Expenses to Average Net Assets	0.95%(e)	0.94%(f)	0.93%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.04%(e)	0.24%	0.09%(e)
Portfolio Turnover Rate	115.1%(e)	87.6%	105.4%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

127

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

MidCap Stock Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.08	$15.22	$17.73	$17.34	$16.44	$14.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.14	0.19	0.14	0.27	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(3.51)	(1.33)	2.49	1.84	2.03

Total From Investment Operations	0.16	(3.37)	(1.14)	2.63	2.11	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.23)	(0.17)	(0.32)	(0.08)	(0.05)
Distributions from Realized Gains	–	(3.54)	(1.20)	(1.92)	(1.13)	(0.25)

Total Dividends and Distributions	(0.12)	(3.77)	(1.37)	(2.24)	(1.21)	(0.30)

Net Asset Value, End of Period	$8.12	$8.08	$15.22	$17.73	$17.34	$16.44

Total Return(c)	1.95%(d)	(29.57)%	(7.86)%	16.88%	13.39%	14.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$47,030	$42,469	$67,168	$103,824	$103,543	$108,347
Ratio of Expenses to Average Net Assets	0.79%(e)	0.77%(f)	0.75%(f)	0.80%	0.81%	0.81%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.80%(g)	0.81%(g)	0.81%(g)
Ratio of Net Investment Income to Average Net Assets	1.31%(e)	1.26%	1.10%	0.80%	1.62%	0.54%
Portfolio Turnover Rate	34.7%(e)	45.6%	26.9%	14.0%	27.0%	32.0%

	2009(a)	2008	2007	2006	2005	2004

MidCap Stock Account

Class 2 shares

Net Asset Value, Beginning of Period	$8.00	$15.10	$17.60	$17.24	$16.36	$14.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.11	0.16	0.09	0.22	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.10	(3.48)	(1.34)	2.47	1.84	2.02

Total From Investment Operations	0.14	(3.37)	(1.18)	2.56	2.06	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.19)	(0.12)	(0.28)	(0.05)	(0.03)
Distributions from Realized Gains	–	(3.54)	(1.20)	(1.92)	(1.13)	(0.25)

Total Dividends and Distributions	(0.09)	(3.73)	(1.32)	(2.20)	(1.18)	(0.28)

Net Asset Value, End of Period	$8.05	$8.00	$15.10	$17.60	$17.24	$16.36

Total Return(c)	1.77%(d)	(29.73)%	(8.10)%	16.56%	13.12%	14.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,251	$8,177	$12,426	$11,788	$7,692	$6,080
Ratio of Expenses to Average Net Assets	1.04%(e)	1.02%(f)	1.00%(f)	1.05%	1.06%	1.06%
Ratio of Gross Expenses to Average Net Assets	–	–	–	1.05%(g)	1.06%(g)	1.06%(g)
Ratio of Net Investment Income to Average Net Assets	1.06%(e)	0.97%	0.90%	0.55%	1.37%	0.29%
Portfolio Turnover Rate	34.7%(e)	45.6%	26.9%	14.0%	27.0%	32.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

128

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Money Market Account

Class 1 shares

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.03	0.05	0.05	0.03	0.01

Total From Investment Operations	–	0.03	0.05	0.05	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Total Dividends and Distributions	–	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	0.22%(d)	2.58%	4.94%	4.67%	2.69%	0.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$435,852	$455,594	$272,347	$180,210	$150,653	$140,553
Ratio of Expenses to Average Net Assets	0.45%(e)	0.45%(f)	0.47%(f)	0.49%	0.61%	0.49%
Ratio of Net Investment Income to Average Net Assets	0.44%(e)	2.47%	4.81%	4.59%	2.66%	0.91%

	2009(a)	2008	2007(g)

Money Market Account

Class 2 shares

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	0.02	0.04

Total From Investment Operations	–	0.02	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.02)	(0.04)

Total Dividends and Distributions	–	(0.02)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return(c)	0.18%(d)	2.33%	4.59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,303	$15,013	$4,646
Ratio of Expenses to Average Net Assets	0.54%(e)	0.70%(f)	0.72%(e),(f)
Ratio of Gross Expenses to Average Net Assets	0.70%(e),(h)	–	–
Ratio of Net Investment Income to Average Net Assets	0.40%(e)	2.13%	4.55%(e)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Period from January 8, 2007, date operations commenced, through December 31, 2007.

(h)	Excludes expense reimbursement from Underwriter.

See accompanying notes.

129

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Mortgage Securities Account

Class 1 shares

Net Asset Value, Beginning of Period	$10.28	$10.49	$10.41	$10.47	$10.71	$10.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.48	0.49	0.47	0.46	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.01)	0.16	(0.03)	(0.22)	(0.06)

Total From Investment Operations	0.32	0.47	0.65	0.44	0.24	0.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.58)	(0.68)	(0.57)	(0.50)	(0.48)	(0.43)

Total Dividends and Distributions	(0.58)	(0.68)	(0.57)	(0.50)	(0.48)	(0.43)

Net Asset Value, End of Period	$10.02	$10.28	$10.49	$10.41	$10.47	$10.71

Total Return(c)	3.10%(d)	4.68%	6.58%	4.45%	2.27%	3.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$182,103	$152,711	$226,615	$259,054	$266,902	$263,816
Ratio of Expenses to Average Net Assets	0.51%(e)	0.51%(f)	0.50%(f)	0.53%	0.54%	0.54%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.53%(g)	0.54%(g)	0.54%(g)
Ratio of Net Investment Income to Average Net Assets	4.40%(e)	4.63%	4.73%	4.54%	4.39%	4.21%
Portfolio Turnover Rate	26.4%(e)	9.9%	6.2%	16.0%	33.0%	28.0%

	2009(a)	2008	2007	2006	2005	2004

Mortgage Securities Account

Class 2 shares

Net Asset Value, Beginning of Period	$10.26	$10.47	$10.39	$10.43	$10.66	$10.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22	0.45	0.46	0.44	0.43	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.01)	0.17	(0.02)	(0.22)	(0.06)

Total From Investment Operations	0.31	0.44	0.63	0.42	0.21	0.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.65)	(0.55)	(0.46)	(0.44)	(0.40)

Total Dividends and Distributions	(0.54)	(0.65)	(0.55)	(0.46)	(0.44)	(0.40)

Net Asset Value, End of Period	$10.03	$10.26	$10.47	$10.39	$10.43	$10.66

Total Return(c)	3.07%(d)	4.41%	6.21%	4.22%	2.02%	3.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,013	$2,085	$3,322	$5,041	$8,742	$12,757
Ratio of Expenses to Average Net Assets	0.76%(e)	0.76%(f)	0.75%(f)	0.78%	0.79%	0.79%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.78%(g)	0.79%(g)	0.79%(g)
Ratio of Net Investment Income to Average Net Assets	4.19%(e)	4.38%	4.47%	4.29%	4.14%	3.96%
Portfolio Turnover Rate	26.4%(e)	9.9%	6.2%	16.0%	33.0%	28.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

130

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Principal Capital Appreciation Account(b)

Class 1 shares

Net Asset Value, Beginning of Period	$15.05	$25.13	$24.06	$22.04	$20.45	$18.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.15	0.20	0.15	0.13	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.74	(7.79)	1.89	2.45	1.61	2.20

Total From Investment Operations	0.82	(7.64)	2.09	2.60	1.74	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.24)	(0.18)	(0.12)	(0.15)	(0.05)
Distributions from Realized Gains	–	(2.20)	(0.84)	(0.46)	–	–

Total Dividends and Distributions	(0.17)	(2.44)	(1.02)	(0.58)	(0.15)	(0.05)

Net Asset Value, End of Period	$15.70	$15.05	$25.13	$24.06	$22.04	$20.45

Total Return(d)	5.44%(e)	(33.37)%	8.73%	12.03%	8.57%	13.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$72,870	$65,187	$128,486	$152,592	$130,071	$119,371
Ratio of Expenses to Average Net Assets	0.65%(f)	0.64%(g)	0.63%(g)	0.67%	0.68%	0.69%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.67%(h)	0.68%(h)	0.69%(h)
Ratio of Net Investment Income to Average Net Assets	1.06%(f)	0.76%	0.81%	0.66%	0.62%	0.87%
Portfolio Turnover Rate	25.3%(f)	14.6%	16.6%	18.0%	18.0%	17.0%

	2009(a)	2008	2007	2006	2005	2004

Principal Capital Appreciation Account(b)

Class 2 shares

Net Asset Value, Beginning of Period	$14.94	$24.97	$23.91	$21.92	$20.35	$18.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.10	0.13	0.10	0.08	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.74	(7.75)	1.89	2.43	1.60	2.19

Total From Investment Operations	0.80	(7.65)	2.02	2.53	1.68	2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.18)	(0.12)	(0.08)	(0.11)	(0.03)
Distributions from Realized Gains	–	(2.20)	(0.84)	(0.46)	–	–

Total Dividends and Distributions	(0.10)	(2.38)	(0.96)	(0.54)	(0.11)	(0.03)

Net Asset Value, End of Period	$15.64	$14.94	$24.97	$23.91	$21.92	$20.35

Total Return(d)	5.37%(e)	(33.56)%	8.46%	11.75%	8.30%	12.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,553	$6,970	$15,662	$16,954	$10,823	$8,270
Ratio of Expenses to Average Net Assets	0.90%(f)	0.89%(g)	0.88%(g)	0.92%	0.93%	0.94%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.92%(h)	0.93%(h)	0.94%(h)
Ratio of Net Investment Income to Average Net Assets	0.82%(f)	0.49%	0.55%	0.41%	0.37%	0.62%
Portfolio Turnover Rate	25.3%(f)	14.6%	16.6%	18.0%	18.0%	17.0%

(a)	Six months ended June 30, 2009.

(b)	Effective June 30, 2009, West Coast Equity Account changed its name to Principal Capital Appreciation Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

131

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Real Estate Securities Account

Class 1 shares

Net Asset Value, Beginning of Period	$8.75	$19.06	$26.09	$20.51	$17.88	$14.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.25	0.35	0.23	0.40	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)	(4.11)	(4.45)	6.84	2.39	4.66

Total From Investment Operations	(1.01)	(3.86)	(4.10)	7.07	2.79	5.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.41)	(0.20)	(0.39)	–	(0.35)
Distributions from Realized Gains	–	(6.04)	(2.73)	(1.10)	(0.16)	(1.72)

Total Dividends and Distributions	(0.22)	(6.45)	(2.93)	(1.49)	(0.16)	(2.07)

Net Asset Value, End of Period	$7.52	$8.75	$19.06	$26.09	$20.51	$17.88

Total Return(c)	(11.62)%(d)	(32.86)%	(17.69)%	36.61%	15.85%	34.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,702	$127,836	$204,752	$255,955	$178,922	$146,022
Ratio of Expenses to Average Net Assets	0.92%(e)	0.89%(f)	0.86%(f)	0.87%	0.89%	0.90%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	0.90%(g)
Ratio of Net Investment Income to Average Net Assets	4.14%(e)	1.77%	1.51%	1.01%	2.16%	2.37%
Portfolio Turnover Rate	79.6%(e)	47.2%	81.3%(h)	35.8%	23.6%	58.8%

	2009(a)	2008	2007(i)

Real Estate Securities Account

Class 2 shares

Net Asset Value, Beginning of Period	$8.76	$19.06	$25.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.20	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	(4.10)	(4.00)

Total From Investment Operations	(1.01)	(3.90)	(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	(0.36)	(0.13)
Distributions from Realized Gains	–	(6.04)	(2.73)

Total Dividends and Distributions	(0.18)	(6.40)	(2.86)

Net Asset Value, End of Period	$7.57	$8.76	$19.06

Total Return(c)	(11.67)%(d)	(33.01)%	(16.50)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$449	$568	$1,441
Ratio of Expenses to Average Net Assets	1.17%(e)	1.14%(f)	1.11%(e),(f)
Ratio of Net Investment Income to Average Net Assets	3.85%(e)	1.35%	1.17%(e)
Portfolio Turnover Rate	79.6%(e)	47.2%	81.3%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

132

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Balanced Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$11.95	$19.17	$18.09	$16.72	$16.08	$14.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.39	0.62	0.64	0.41	0.36	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(4.93)	0.92	1.33	0.59	1.16

Total From Investment Operations	0.64	(4.31)	1.56	1.74	0.95	1.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)	(0.71)	(0.48)	(0.37)	(0.31)	(0.28)
Distributions from Realized Gains	(0.39)	(2.20)	–	–	–	–

Total Dividends and Distributions	(0.91)	(2.91)	(0.48)	(0.37)	(0.31)	(0.28)

Net Asset Value, End of Period	$11.68	$11.95	$19.17	$18.09	$16.72	$16.08

Total Return(c)	5.35%(d)	(26.18)%	8.67%	10.61%	6.01%	10.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$501,823	$387,339	$481,245	$507,193	$462,438	$467,076
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.23%(g)	0.27%	0.28%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.27%(h)	0.28%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	6.86%(f)	4.04%	3.40%	2.39%	2.26%	2.13%
Portfolio Turnover Rate	5.9%(f)	39.1%	42.1%	11.0%	4.0%	4.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Balanced Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$11.85	$19.04	$17.97	$16.61	$15.99	$14.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33	0.64	0.58	0.37	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.30	(4.97)	0.92	1.32	0.58	1.16

Total From Investment Operations	0.63	(4.33)	1.50	1.69	0.90	1.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.66)	(0.43)	(0.33)	(0.28)	(0.27)
Distributions from Realized Gains	(0.39)	(2.20)	–	–	–	–

Total Dividends and Distributions	(0.86)	(2.86)	(0.43)	(0.33)	(0.28)	(0.27)

Net Asset Value, End of Period	$11.62	$11.85	$19.04	$17.97	$16.61	$15.99

Total Return(c)	5.32%(d)	(26.42)%	8.39%	10.38%	5.72%	9.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$105,265	$113,639	$212,465	$224,203	$198,280	$164,802
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.48%(g)	0.52%	0.53%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.52%(h)	0.53%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	5.88%(f)	4.09%	3.13%	2.14%	2.01%	1.88%
Portfolio Turnover Rate	5.9%(f)	39.1%	42.1%	11.0%	4.0%	4.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

133

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Balanced Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$9.49	$13.07	$12.74	$12.07	$11.82	$11.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.42	0.50	0.52	0.39	0.35	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.17	(2.77)	0.43	0.64	0.18	0.56

Total From Investment Operations	0.59	(2.27)	0.95	1.03	0.53	0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)	(0.47)	(0.45)	(0.33)	(0.28)	(0.23)
Distributions from Realized Gains	(0.15)	(0.84)	(0.17)	(0.03)	–	–

Total Dividends and Distributions	(0.49)	(1.31)	(0.62)	(0.36)	(0.28)	(0.23)

Net Asset Value, End of Period	$9.59	$9.49	$13.07	$12.74	$12.07	$11.82

Total Return(c)	6.20%(d)	(19.21)%	7.55%	8.83%	4.59%	8.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,686	$74,246	$50,531	$43,249	$43,818	$40,458
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.26%(g)	0.24%(g)	0.33%	0.38%	0.33%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.33%(h)	0.38%(h)	0.33%(h)
Ratio of Net Investment Income to Average Net Assets	9.00%(f)	4.51%	4.05%	3.22%	3.00%	3.02%
Portfolio Turnover Rate	15.4%(f)	46.1%	45.0%	11.0%	4.0%	1.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Balanced Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$9.41	$12.97	$12.64	$11.98	$11.75	$11.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33	0.57	0.49	0.36	0.32	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(2.85)	0.43	0.64	0.17	0.55

Total From Investment Operations	0.57	(2.28)	0.92	1.00	0.49	0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)	(0.44)	(0.42)	(0.31)	(0.26)	(0.22)
Distributions from Realized Gains	(0.15)	(0.84)	(0.17)	(0.03)	–	–

Total Dividends and Distributions	(0.45)	(1.28)	(0.59)	(0.34)	(0.26)	(0.22)

Net Asset Value, End of Period	$9.53	$9.41	$12.97	$12.64	$11.98	$11.75

Total Return(c)	6.03%(d)	(19.41)%	7.34%	8.50%	4.37%	7.88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,731	$17,277	$29,194	$32,716	$29,984	$20,845
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.51%(g)	0.49%(g)	0.58%	0.63%	0.58%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.58%(h)	0.63%(h)	0.58%(h)
Ratio of Net Investment Income to Average Net Assets	7.26%(f)	4.95%	3.85%	2.97%	2.75%	2.77%
Portfolio Turnover Rate	15.4%(f)	46.1%	45.0%	11.0%	4.0%	1.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

134

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Growth Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$12.34	$21.18	$19.70	$17.85	$16.89	$15.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.28	0.57	0.57	0.28	0.25	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(6.78)	1.26	1.86	0.93	1.58

Total From Investment Operations	0.54	(6.21)	1.83	2.14	1.18	1.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)	(0.72)	(0.35)	(0.29)	(0.22)	(0.22)
Distributions from Realized Gains	(0.76)	(1.91)	–	–	–	–

Total Dividends and Distributions	(1.44)	(2.63)	(0.35)	(0.29)	(0.22)	(0.22)

Net Asset Value, End of Period	$11.44	$12.34	$21.18	$19.70	$17.85	$16.89

Total Return(c)	4.20%(d)	(33.11)%	9.29%	12.20%	7.04%	11.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$107,841	$103,553	$251,682	$284,083	$293,378	$303,584
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.23%(g)	0.28%	0.29%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.28%(h)	0.29%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	4.82%(f)	3.34%	2.74%	1.50%	1.47%	1.36%
Portfolio Turnover Rate	13.3%(f)	24.4%	46.8%	8.0%	9.0%	10.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Conservative Growth Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$12.24	$21.03	$19.56	$17.73	$16.80	$15.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26	0.57	0.51	0.23	0.21	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(6.78)	1.26	1.86	0.91	1.58

Total From Investment Operations	0.52	(6.21)	1.77	2.09	1.12	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.63)	(0.67)	(0.30)	(0.26)	(0.19)	(0.20)
Distributions from Realized Gains	(0.76)	(1.91)	–	–	–	–

Total Dividends and Distributions	(1.39)	(2.58)	(0.30)	(0.26)	(0.19)	(0.20)

Net Asset Value, End of Period	$11.37	$12.24	$21.03	$19.56	$17.73	$16.80

Total Return(c)	4.11%(d)	(33.30)%	9.04%	11.95%	6.71%	11.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,067	$70,419	$129,346	$124,555	$94,662	$73,830
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.48%(g)	0.53%	0.54%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.53%(h)	0.54%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	4.51%(f)	3.38%	2.47%	1.25%	1.22%	1.11%
Portfolio Turnover Rate	13.3%(f)	24.4%	46.8%	8.0%	9.0%	10.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

135

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Flexible Income Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$10.58	$14.36	$14.42	$14.08	$14.10	$13.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.51	0.56	0.67	0.56	0.52	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(2.25)	0.18	0.36	(0.05)	0.35

Total From Investment Operations	0.76	(1.69)	0.85	0.92	0.47	0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)	(0.90)	(0.69)	(0.57)	(0.47)	(0.47)
Distributions from Realized Gains	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)	–

Total Dividends and Distributions	(0.66)	(2.09)	(0.91)	(0.58)	(0.49)	(0.47)

Net Asset Value, End of Period	$10.68	$10.58	$14.36	$14.42	$14.08	$14.10

Total Return(c)	7.21%(d)	(13.76)%	6.09%	6.84%	3.41%	6.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$120,327	$98,000	$113,970	$126,456	$143,367	$149,055
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.24%(g)	0.29%	0.30%	0.28%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.29%(h)	0.30%(h)	0.28%(h)
Ratio of Net Investment Income to Average Net Assets	9.75%(f)	4.50%	4.66%	3.99%	3.74%	3.67%
Portfolio Turnover Rate	28.9%(f)	53.9%	28.4%	6.0%	5.0%	5.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Flexible Income Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$10.49	$14.26	$14.32	$13.98	$14.02	$13.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.42	0.66	0.63	0.53	0.49	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.32	(2.38)	0.19	0.36	(0.07)	0.36

Total From Investment Operations	0.74	(1.72)	0.82	0.89	0.42	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.86)	(0.66)	(0.54)	(0.44)	(0.46)
Distributions from Realized Gains	(0.11)	(1.19)	(0.22)	(0.01)	(0.02)	–

Total Dividends and Distributions	(0.61)	(2.05)	(0.88)	(0.55)	(0.46)	(0.46)

Net Asset Value, End of Period	$10.62	$10.49	$14.26	$14.32	$13.98	$14.02

Total Return(c)	7.04%(d)	(14.02)%	5.86%	6.61%	3.09%	6.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,741	$26,751	$53,025	$63,097	$79,487	$67,752
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.49%(g)	0.54%	0.55%	0.53%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.54%(h)	0.55%(h)	0.53%(h)
Ratio of Net Investment Income to Average Net Assets	8.09%(f)	5.27%	4.39%	3.74%	3.49%	3.42%
Portfolio Turnover Rate	28.9%(f)	53.9%	28.4%	6.0%	5.0%	5.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

136

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SAM Strategic Growth Portfolio

Class 1 shares

Net Asset Value, Beginning of Period	$12.28	$23.91	$22.07	$19.74	$18.45	$16.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.44	0.55	0.23	0.19	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.28	(7.99)	1.57	2.32	1.22	1.96

Total From Investment Operations	0.51	(7.55)	2.12	2.55	1.41	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)	(0.76)	(0.28)	(0.22)	(0.12)	(0.11)
Distributions from Realized Gains	(0.19)	(3.32)	–	–	–	–

Total Dividends and Distributions	(0.69)	(4.08)	(0.28)	(0.22)	(0.12)	(0.11)

Net Asset Value, End of Period	$12.10	$12.28	$23.91	$22.07	$19.74	$18.45

Total Return(c)	3.99%(d)	(37.42)%	9.61%	13.06%	7.71%	12.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$51,744	$44,945	$150,975	$146,789	$136,966	$130,069
Ratio of Expenses to Average Net Assets(e)	0.26%(f)	0.25%(g)	0.24%(g)	0.29%	0.31%	0.29%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.29%(h)	0.31%(h)	0.29%(h)
Ratio of Net Investment Income to Average Net Assets	4.03%(f)	2.36%	2.34%	1.10%	1.01%	0.80%
Portfolio Turnover Rate	10.0%(f)	31.8%	45.7%	7.0%	9.0%	4.0%

	2009(a)	2008	2007	2006	2005	2004

SAM Strategic Growth Portfolio

Class 2 shares

Net Asset Value, Beginning of Period	$12.20	$23.77	$21.95	$19.64	$18.38	$16.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21	0.50	0.47	0.17	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.27	(8.04)	1.57	2.32	1.22	1.97

Total From Investment Operations	0.48	(7.54)	2.04	2.49	1.36	2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)	(0.71)	(0.22)	(0.18)	(0.10)	(0.10)
Distributions from Realized Gains	(0.19)	(3.32)	–	–	–	–

Total Dividends and Distributions	(0.64)	(4.03)	(0.22)	(0.18)	(0.10)	(0.10)

Net Asset Value, End of Period	$12.04	$12.20	$23.77	$21.95	$19.64	$18.38

Total Return(c)	3.84%(d)	(37.56)%	9.34%	12.77%	7.47%	12.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,347	$48,224	$80,715	$69,965	$48,413	$34,129
Ratio of Expenses to Average Net Assets(e)	0.51%(f)	0.50%(g)	0.49%(g)	0.54%	0.56%	0.54%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.54%(h)	0.56%(h)	0.54%(h)
Ratio of Net Investment Income to Average Net Assets	3.61%(f)	2.81%	2.04%	0.85%	0.76%	0.55%
Portfolio Turnover Rate	10.0%(f)	31.8%	45.7%	7.0%	9.0%	4.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Reflects Manager's contractual expense limit.

(h)	Expense ratio without reimbursement from custodian.

See accompanying notes.

137

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

Short-Term Income Account

Class 1 shares

Net Asset Value, Beginning of Period	$2.41	$2.50	$2.52	$2.52	$2.58	$2.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.10	0.11	0.11	0.10	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.11)	–	–	(0.06)	(0.05)

Total From Investment Operations	0.14	(0.01)	0.11	0.11	0.04	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.08)	(0.13)	(0.11)	(0.10)	(0.10)

Total Dividends and Distributions	(0.14)	(0.08)	(0.13)	(0.11)	(0.10)	(0.10)

Net Asset Value, End of Period	$2.41	$2.41	$2.50	$2.52	$2.52	$2.58

Total Return(c)	5.79%(d)	(0.57)%	4.50%	4.59%	1.64%	2.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$49,572	$37,975	$76,165	$42,466	$47,221	$48,574
Ratio of Expenses to Average Net Assets	0.52%(e)	0.52%(f)	0.50%(f)	0.61%	0.60%	0.61%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.61%(g)	0.60%(g)	0.61%(g)
Ratio of Net Investment Income to Average Net Assets	3.77%(e)	4.05%	4.56%	4.30%	4.01%	3.74%
Portfolio Turnover Rate	24.1%(e)	40.1%	46.8%	13.0%	22.0%	17.0%

	2009(a)	2008	2007	2006	2005	2004

Short-Term Income Account

Class 2 shares

Net Asset Value, Beginning of Period	$2.39	$2.49	$2.51	$2.51	$2.56	$2.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04	0.09	0.11	0.10	0.09	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.10	(0.12)	(0.01)	–	(0.05)	(0.05)

Total From Investment Operations	0.14	(0.03)	0.10	0.10	0.04	0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.07)	(0.12)	(0.10)	(0.09)	(0.10)

Total Dividends and Distributions	(0.13)	(0.07)	(0.12)	(0.10)	(0.09)	(0.10)

Net Asset Value, End of Period	$2.40	$2.39	$2.49	$2.51	$2.51	$2.56

Total Return(c)	5.92%(d)	(1.23)%	4.24%	4.24%	1.76%	1.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,635	$1,662	$2,386	$3,221	$5,156	$7,096
Ratio of Expenses to Average Net Assets	0.77%(e)	0.77%(f)	0.75%(f)	0.86%	0.85%	0.86%
Ratio of Gross Expenses to Average Net Assets	–	–	–	0.86%(g)	0.85%(g)	0.86%(g)
Ratio of Net Investment Income to Average Net Assets	3.54%(e)	3.81%	4.33%	4.05%	3.76%	3.49%
Portfolio Turnover Rate	24.1%(e)	40.1%	46.8%	13.0%	22.0%	17.0%

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without reimbursement from custodian.

See accompanying notes.

138

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SmallCap Growth Account II

Class 1 shares

Net Asset Value, Beginning of Period	$6.68	$11.35	$10.81	$9.92	$9.30	$8.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.06)	(0.07)	(0.06)	(0.07)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(4.61)	0.61	0.95	0.69	1.00

Total From Investment Operations	0.54	(4.67)	0.54	0.89	0.62	0.94

Net Asset Value, End of Period	$7.22	$6.68	$11.35	$10.81	$9.92	$9.30

Total Return(c)	8.08%(d)	(41.15)%	5.00%	8.97%	6.67%	11.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$62,726	$59,137	$103,626	$73,327	$66,656	$63,453
Ratio of Expenses to Average Net Assets	1.06%(e)	1.05%(f)	1.01%(f)	1.02%	1.05%	0.99%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.01%(g)
Ratio of Net Investment Income to Average Net Assets	(0.68)%(e)	(0.65)%	(0.59)%	(0.62)%	(0.77)%	(0.70)%
Portfolio Turnover Rate	93.2%(e)	83.8%	86.5%(h)	77.6%	68.2%	43.3%

	2009(a)	2008	2007(i)

SmallCap Growth Account II

Class 2 shares

Net Asset Value, Beginning of Period	$6.65	$11.32	$10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(4.59)	0.70

Total From Investment Operations	0.53	(4.67)	0.60

Net Asset Value, End of Period	$7.18	$6.65	$11.32

Total Return(c)	7.97%(d)	(41.25)%	5.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,192	$2,102	$3,968
Ratio of Expenses to Average Net Assets	1.31%(e)	1.30%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.93)%(e)	(0.90)%	(0.84)%(e)
Portfolio Turnover Rate	93.2%(e)	83.8%	86.5%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

139

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2009(a)	2008	2007	2006	2005	2004

SmallCap Value Account I

Class 1 shares

Net Asset Value, Beginning of Period	$9.51	$15.69	$18.66	$17.61	$16.83	$15.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06	0.14	0.13	0.09	0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(4.60)	(1.68)	2.98	0.96	3.37

Total From Investment Operations	(0.65)	(4.46)	(1.55)	3.07	1.03	3.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.13)	(0.07)	(0.06)	(0.01)	(0.03)
Distributions from Realized Gains	–	(1.59)	(1.35)	(1.96)	(0.24)	(1.58)

Total Dividends and Distributions	(0.13)	(1.72)	(1.42)	(2.02)	(0.25)	(1.61)

Net Asset Value, End of Period	$8.73	$9.51	$15.69	$18.66	$17.61	$16.83

Total Return(c)	(6.88)%(d)	(31.82)%	(9.52)%	18.64%	6.22%	23.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,844	$116,467	$178,698	$171,973	$132,035	$107,206
Ratio of Expenses to Average Net Assets	1.01%(e),(f)	1.01%(f)	1.01%(f)	1.11%	1.13%	1.12%
Ratio of Gross Expenses to Average Net Assets	–	–	–	–	–	1.13%(g)
Ratio of Net Investment Income to Average Net Assets	1.35%(e)	1.07%	0.71%	0.49%	0.38%	0.21%
Portfolio Turnover Rate	50.9%(e)	56.1%	55.0%(h)	49.0%	45.3%	38.0%

	2009(a)	2008	2007(i)

SmallCap Value Account I

Class 2 shares

Net Asset Value, Beginning of Period	$9.51	$15.68	$18.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(4.57)	(1.43)

Total From Investment Operations	(0.66)	(4.47)	(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.11)	(0.03)
Distributions from Realized Gains	–	(1.59)	(1.35)

Total Dividends and Distributions	(0.11)	(1.70)	(1.38)

Net Asset Value, End of Period	$8.74	$9.51	$15.68

Total Return(c)	(7.00)%(d)	(31.89)%	(8.51)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$92	$101	$237
Ratio of Expenses to Average Net Assets	1.26%(e),(f)	1.26%(f)	1.26%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.11%(e)	0.78%	0.48%(e)
Portfolio Turnover Rate	50.9%(e)	56.1%	55.0%(h)

(a)	Six months ended June 30, 2009.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager's contractual expense limit.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through

January 8, 2007.

See accompanying notes.

140

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	105	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	105	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	105	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	105	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	105	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	105	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	105	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	105	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	105	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Chairman and Director, Principal	105	None
Director, Chairman and CEO	Management Corporation, since 1999.
Member, Executive Committee	Director, Principal Funds Distributor,
1952	Inc. since 2007. Director, Princor
since 1999. President, Princor 1999-
2005. Senior Vice President, Principal
Life, since 2002. Prior thereto, Vice
President.

Nora M. Everett	President since 2008. Senior Vice	105	None
Director, President	President and Deputy General
Member, Executive Committee	Counsel, Principal Financial Group,
1959	Inc. 2004-2008. Vice President and
Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Retired December 2007. Prior thereto,	105	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund, Address, and Year of Birth David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960

Principal Occupation(s) During past 5 years

Vice President, Product & Distribution Compliance,

Principal Life. Senior Vice President, Principal

Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967

Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Cary Fuchs

Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957

Steve Gallaher Assistant Counsel

711 High Street Des Moines, IA 50392 1955

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955

Patrick A. Kirchner Assistant Counsel

711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Sarah J. Pitts Assistant Counsel

711 High Street, Des Moines, IA 50392 1945

Layne A. Rasmussen

Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958

President, Principal Funds Distributor, since 2007;

Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Vice President and Chief Compliance Officer,

Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Counsel, Principal Life.

Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Counsel, Principal Life.

Vice President and Controller – Mutual Funds,

Principal Management Corporation.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, since 2003. Prior
Assistant Treasurer	thereto, Assistant Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary - Principal Funds, Principal
Vice President and Secretary	Life, since 2007. Prior thereto, Business Manager for
711 High Street, Des Moines, IA 50392	Pella Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2009 and the Statement of Additional Information dated May 1, 2009. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved (1) a Sub-advisory agreement with Brown Investment Advisory Incorporated (“Brown”) related to the LargeCap Growth Account I series of PVC (“LargeCap Growth I”); (2) an amended Sub-advisory agreement with Emerald Advisers, Inc. (“Emerald”) related to the SmallCap Growth Account II series of PVC (“SmallCap Growth II”); (3) an amended Sub-advisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account and the Principal LifeTime Strategic Income Account series of PVC (collectively the “LifeTime Accounts”) and; (4) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) related to the LifeTime Accounts.

Brown Sub-advisory Agreement

At its June 8, 2009 meeting, the Board considered whether to approve a Sub-advisory agreement with Brown related to LargeCap Growth I.

The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory agreement. The Board considered the reputation, qualifications and background of Brown, investment approach of Brown, the experience and skills of Brown’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the Accounts and that the due-diligence program recommended Brown for the Account.

The Board reviewed historical composite performance of Brown compared to its Morningstar peer group and relevant benchmark index as well as Brown’s expected performance. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board noted that the proposed fee schedule for the new Sub-advisory agreement is lower than the fee schedule with the current sub-advisor of the Account. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Brown and that the Manager compensates Brown from its fees. On the basis of the information provided and in light of the services the Manager expects Brown to perform, the Board concluded that the proposed subadvisory fee schedule was reasonable and appropriate.

The Board determined that it need not review estimated levels of profits to Brown because, as the Board noted, the Manager will compensate Brown from its own management fees and the Manager had negotiated the Sub-advisory agreement at arms length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Sub-advisory agreement. The Board concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by Brown, noting Brown’s use of soft dollars. The Board concluded that the subadvisory fee for the Account was reasonable in light of these fall-out benefits.

Emerald and PGI Sub-advisory Agreements

At its June 8, 2009 meeting, the Board considered whether to amend a Sub-advisory agreement with Emerald related to SmallCap Growth II and whether to amend a Sub-advisory agreement with PGI related to the LifeTime Accounts.

The Board noted that the amended Sub-advisory agreements were the same in all material aspects as the current Sub-advisory agreements other than changes lowering the fee schedules for the LifeTime Accounts with respect to PGI and SmallCap Growth II with respect to Emerald. As part of its consideration of the amendments, the Board noted that it approved the continuation of the Sub-advisory agreements for these Accounts at its September 2008 meeting. In approving the amendments, the Board determined that, given its previous consideration of the Sub-advisory agreements and that the amendments lower the fee schedules of the Accounts, it was not necessary to reconsider all of the factors it considered at its September meeting. The Board noted that the Manager represented that the changes in the sub-advisory fees would not reduce the quality or quantity of services the sub-advisors provide to the Accounts and that the sub-advisors’ obligations under the Sub-advisory agreements would remain the same in all material respects.

Management Agreement

At its January 29, 2009 meeting, the Board considered whether to amend the Management Agreement with the Manager relating to the LifeTime Accounts.

The Board noted that the amended Management Agreement was the same in all material aspects as the current Management Agreement other than changes lowering the fee schedules for the LifeTime Accounts. As part of its consideration of the amendment, the Board noted that it approved the continuation of the Management Agreement for these Accounts at its September 2008 meeting. In approving the amendment, the board determined that, given its recent consideration of the Management Agreement and that the amendments lower the fee schedules of the Accounts, it was not necessary to reconsider all of the factors it considered at its September meeting. The board noted that the Manager represented that the changes in the management fee would not reduce the quality or quantity of service the Manager provides to the Accounts and that the Manager’s obligations under the Management Agreement would remain the same in all material respects.

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE® principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM 1291B-1 | ©2009 Principal Financial Services, Inc. | 08/2009 | #5972072011

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 8/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 8/11/2009

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 8/11/2009